UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

650 8th Street, Des Moines, IA 50392-2080
(Address of principal executive offices)

Principal Management Corporation, Des Moines, IA 50392-2080 (Name and address of agent for service)

Registrant’s telephone number, including area code:		515-247-6783
Date of fiscal year end:	October 31, 2013
Date of reporting period:	January 31, 2013

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value(000	's)		Principal
Semiconductors - 0.00%				BONDS (continued)	Amount (000's)	Value	(000	's)
Tower Semiconductor Ltd - Warrants (a),(b),(c)	345,803	$—		Automobile Asset Backed Securities (continued)
				CarMax Auto Owner Trust 2012-2
TOTAL COMMON STOCKS		$—		0.64%, 05/15/2015(e)	$9,010		$9,022
	Principal			Mercedes-Benz Auto Lease Trust 2012-A
BONDS- 59.58%	Amount (000's)	Value(000	's)	0.66%, 04/15/2014(e)	2,549		2,551
				Nissan Auto Lease Trust
Advertising - 0.18%				0.37%, 07/15/2014(e)	2,044		2,046
Interpublic Group of Cos Inc/The				Nissan Auto Receivables Owner Trust
4.00%, 03/15/2022	$1,055	$1,067		0.37%, 09/15/2015	4,375		4,374
6.25%, 11/15/2014	585	627		Santander Drive Auto Receivables Trust
10.00%, 07/15/2017	2,360	2,555		0.48%, 02/16/2016	6,100		6,099
Aerospace & Defense - 0.26%		$4,249		Santander Drive Auto Receivables Trust 2010-
Air 2 US				1 1.48%, 05/15/2017(d)	3,950		3,968
8.03%, 10/01/2020(c),(d)	283	292		Santander Drive Auto Receivables Trust 2011-2
8.63%, 10/01/2020(c),(d)	474	478
GenCorp Inc				1.04%, 04/15/2014	648		648
7.13%, 03/15/2021(d)	190	197		Santander Drive Auto Receivables Trust 2012-1
General Dynamics Corp
1.00%, 11/15/2017	1,925	1,900		1.25%, 04/15/2015	3,580		3,591
3.60%, 11/15/2042	1,450	1,323		Santander Drive Auto Receivables Trust 2012-
Silver II Borrower / Silver II US Holdings LLC				2 0.91%, 05/15/2015(e)	3,664		3,673
7.75%, 12/15/2020(d)	295	309		Santander Drive Auto Receivables Trust 2012-4
United Technologies Corp
1.20%, 06/01/2015	770	781		0.79%, 08/17/2015	5,089		5,099
4.50%, 06/01/2042	785	843		World Omni Automobile Lease Securitization
		$6,123		Trust 2012-A
				0.93%, 11/16/2015(e)	3,500		3,520
Agriculture - 0.27%							$86,233
Altria Group Inc
2.85%, 08/09/2022	2,930	2,834		Automobile Floor Plan Asset Backed Securities - 2.55%
4.25%, 08/09/2042	1,905	1,788		Ally Master Owner Trust
Philip Morris International Inc				0.84%, 05/15/2016(e)	9,900		9,942
2.50%, 05/16/2016	1,025	1,080		1.01%, 09/15/2016(e)	3,500		3,526
3.88%, 08/21/2042	5	5		1.08%, 01/15/2016(e)	5,770		5,805
6.38%, 05/16/2038	30	39		BMW Floorplan Master Owner Trust
Southern States Cooperative Inc				0.61%, 09/15/2017(d),(e)	10,500		10,525
11.25%, 05/15/2015(d)	485	503		Ford Credit Floorplan Master Owner Trust
				0.74%, 09/15/2016(e)	8,000		8,000
		$6,249		0.81%, 09/15/2015(e)	4,500		4,512
Airlines - 0.02%				0.91%, 09/15/2015(e)	3,520		3,531
US Airways 2001-1G Pass Through Trust				GE Dealer Floorplan Master Note Trust
7.08%, 09/20/2022(c)	356	370		0.80%, 07/20/2016(e)	10,000		10,057
				Nissan Master Owner Trust Receivables
				0.68%, 05/15/2017(e)	3,000		3,013
Automobile Asset Backed Securities - 3.74%
Ally Auto Receivables Trust 2010-5							$58,911
1.11%, 01/15/2015(e)	2,843	2,848		Automobile Manufacturers - 0.75%
Ally Auto Receivables Trust 2011-5				Chrysler Group LLC / CG Co-Issuer Inc
0.99%, 11/16/2015(e)	5,600	5,630		8.00%, 06/15/2019	695		761
AmeriCredit Automobile Receivables Trust				Daimler Finance North America LLC
0.63%, 06/08/2016	3,150	3,149		1.25%, 01/11/2016(d)	4,160		4,163
0.68%, 01/08/2016	3,000	3,000		1.30%, 07/31/2015(d)	3,205		3,221
AmeriCredit Automobile Receivables Trust				Ford Motor Co
2011-2				4.75%, 01/15/2043	2,355		2,211
0.90%, 09/08/2014	2	2		7.40%, 11/01/2046	1,130		1,441
AmeriCredit Automobile Receivables Trust				Jaguar Land Rover Automotive PLC
2012-1				5.63%, 02/01/2023(d)	200		204
0.91%, 10/08/2015(e)	6,445	6,461		7.75%, 05/15/2018(d)	150		165
AmeriCredit Automobile Receivables Trust				8.13%, 05/15/2021(d)	240		269
2012-2				Volkswagen International Finance NV
0.76%, 10/08/2015	4,086	4,095		1.15%, 11/20/2015(d)	2,925		2,936
AmeriCredit Automobile Receivables Trust				1.60%, 11/20/2017(d)	1,930		1,917
2012-3							$17,288
0.71%, 12/08/2015(e)	3,600	3,605
ARI Fleet Lease Trust 2012-B				Automobile Parts & Equipment - 0.10%
0.51%, 01/15/2021(d),(e)	6,362	6,363		Continental Rubber Of America Corp
Capital Auto Receivables Asset Trust 2013-1				4.50%, 09/15/2019(d)	160		164
0.62%, 07/20/2016	2,000	1,999		Gajah Tunggal Tbk PT
0.79%, 06/20/2017	4,500	4,490		7.75%, 02/06/2018(d),(f)	1,650		1,646

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Automobile Parts & Equipment (continued)				Banks (continued)
GT 2005 Bonds BV				Goldman Sachs Group Inc/The	(continued)
8.00%, 07/21/2014(e)	$338	$338		3.63%, 02/07/2016		$4,540	$4,805
Schaeffler Finance BV				3.63%, 01/22/2023		1,685	1,682
7.75%, 02/15/2017(d)	200	226		5.75%, 01/24/2022		2,175	2,535
		$2,374		6.25%, 02/01/2041		1,300	1,576
				HBOS Capital Funding No2 LP
Banks- 7.43%				6.07%, 06/29/2049(d),(e)		220	193
ABN Amro North American Holding Preferred				ING Bank NV
Capital Repackage Trust I				2.00%, 09/25/2015(d)		4,680	4,750
3.41%, 12/29/2049(d),(e)	700	687		3.75%, 03/07/2017(d)		3,595	3,841
Akbank TAS				Intesa Sanpaolo SpA
3.88%, 10/24/2017(d)	750	767
5.00%, 10/24/2022(d)	450	470		3.13%, 01/15/2016		6,395	6,347
				JP Morgan Chase & Co
Ally Financial Inc				1.20%, 01/25/2018(e)		4,845	4,866
4.50%, 02/11/2014	200	205		5.40%, 01/06/2042		765	896
5.50%, 02/15/2017	650	699		5.60%, 07/15/2041		725	868
Associated Banc-Corp				Kazkommertsbank JSC
5.13%, 03/28/2016	5,055	5,545		8.50%, 04/16/2013		95	95
Banco Davivienda SA				LBG Capital No.1 PLC
2.95%, 01/29/2018(d)	850	831		8.00%, 12/29/2049(d),(e)		940	1,000
Banco de Credito del Peru/Panama				Magyar Export-Import Bank RT
5.38%, 09/16/2020(d)	415	463		5.50%, 02/12/2018(c),(d)		1,000	1,004
Banco do Brasil SA/Cayman				Morgan Stanley
3.88%, 10/10/2022	1,840	1,822		4.88%, 11/01/2022		6,510	6,672
Banco Santander Mexico SA Institucion de				6.38%, 07/24/2042		1,420	1,686
Banca Multiple Grupo Financiero Santander				6.63%, 04/01/2018		4,255	5,013
4.13%, 11/09/2022(d)	1,100	1,111
				PNC Bank NA
Bancolombia SA				2.95%, 01/30/2023		4,580	4,516
5.95%, 06/03/2021	835	964		PNC Financial Services Group Inc
Bank of America Corp				6.75%, 07/29/2049(e)		2,515	2,886
2.00%, 01/11/2018	12,725	12,629		PNC Funding Corp
5.65%, 05/01/2018	1,125	1,299		5.25%, 11/15/2015		605	676
5.88%, 02/07/2042	1,355	1,647		RBS Capital Trust I
6.00%, 09/01/2017	2,145	2,486		4.71%, 12/29/2049		280	218
Bank of America NA				RBS Capital Trust III
6.00%, 10/15/2036	2,000	2,420		5.51%, 09/29/2049		2,231	1,762
Bank of Nova Scotia				Regions Bank/Birmingham AL
1.38%, 12/18/2017	3,305	3,299		6.45%, 06/26/2037		1,055	1,128
Barclays Bank PLC				Regions Financial Corp
7.63%, 11/21/2022	175	173		5.75%, 06/15/2015		1,070	1,164
BBVA Banco Continental SA				Royal Bank of Scotland Group PLC
5.00%, 08/26/2022(d)	1,100	1,182
BBVA Bancomer SA/Texas				6.13%, 12/15/2022		6,655	6,853
6.75%, 09/30/2022 (d)	3,430	3,996		Russian Agricultural Bank OJSC Via RSHB
				Capital SA
BBVA US Senior SAU				5.30%, 12/27/2017(d)		500	536
4.66%, 10/09/2015	4,465	4,608		Santander US Debt SAU
BPCE SA				2.99%, 10/07/2013(d)		3,200	3,221
2.38%, 10/04/2013(b),(d)	5,520	5,569
				Sberbank of Russia Via SB Capital SA
Capital One Financial Corp				6.13%, 02/07/2022(d)		450	514
1.00%, 11/06/2015	1,965	1,956		Turkiye Garanti Bankasi AS
2.15%, 03/23/2015	1,765	1,801		4.00%, 09/13/2017(d)		850	871
CIT Group Inc				UBS AG/Stamford CT
4.75%, 02/15/2015(d)	300	315
5.00%, 08/15/2022	1,520	1,605		7.63%, 08/17/2022		2,565	2,818
6.63%, 04/01/2018(d)	685	767		VTB Bank OJSC Via VTB Capital SA
				6.00%, 04/12/2017(d)		390	417
Citigroup Inc				6.95%, 10/17/2022(d)		1,000	1,058
5.13%, 05/05/2014	10	10		Wells Fargo & Co
5.88%, 01/30/2042	985	1,184		1.50%, 01/16/2018		355	354
6.38%, 08/12/2014	2,120	2,284		7.98%, 03/29/2049(e)		6,145	7,067
City National Corp/CA				Wells Fargo Bank NA
5.25%, 09/15/2020	3,100	3,398		0.52%, 05/16/2016(e)		4,615	4,535
Cooperatieve Centrale Raiffeisen-				Yapi ve Kredi Bankasi AS
Boerenleenbank BA/Netherlands				4.00%, 01/22/2020(c),(d)		1,800	1,789
11.00%, 12/29/2049(d),(e)	1,560	2,090
Credit Bank of Moscow Via CBOM Finance							$171,392
PLC				Beverages - 1.67%
7.70%, 02/01/2018(f)	3,300	3,325		Ajecorp BV
Goldman Sachs Group Inc/The				6.50%, 05/14/2022(d)		725	797
1.60%, 11/23/2015	1,770	1,779		6.50%, 05/14/2022		2,500	2,750
2.38%, 01/22/2018	7,775	7,794

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Beverages (continued)				Chemicals (continued)
Anadolu Efes Biracilik Ve Malt Sanayii AS				LyondellBasell Industries NV (continued)
3.38%, 11/01/2022(d)	$3,470	$3,327		6.00%, 11/15/2021	$755		$887
Anheuser-Busch InBev Finance Inc				Mexichem SAB de CV
1.25%, 01/17/2018	3,235	3,210		4.88%, 09/19/2022(d)	1,000		1,054
Anheuser-Busch InBev Worldwide Inc				4.88%, 09/19/2022	1,000		1,054
1.38%, 07/15/2017	1,345	1,350		NOVA Chemicals Corp
2.50%, 07/15/2022	6,085	5,962		8.63%, 11/01/2019	537		612
5.38%, 01/15/2020	106	127		Potash Corp of Saskatchewan Inc
Corp Lindley SA				5.88%, 12/01/2036	635		771
6.75%, 11/23/2021(d)	550	637		Rockwood Specialties Group Inc
6.75%, 11/23/2021	140	162		4.63%, 10/15/2020	380		388
Heineken NV				Taminco Acquisition Corp
1.40%, 10/01/2017(d)	3,235	3,209		9.13%, PIK 9.88%, 12/15/2017(d),(g)	970		972
Pernod-Ricard SA				Taminco Global Chemical Corp
2.95%, 01/15/2017(d)	1,230	1,285		9.75%, 03/31/2020(d)	2,030		2,233
4.25%, 07/15/2022(d)	2,875	3,086					$19,800
5.50%, 01/15/2042(d)	2,370	2,662
SABMiller Holdings Inc				Coal- 0.14%
2.45%, 01/15/2017(d)	5,543	5,733		Arch Coal Inc
3.75%, 01/15/2022(d)	3,920	4,163		7.00%, 06/15/2019	1,180		1,065
		$38,460		Consol Energy Inc
				8.00%, 04/01/2017	1,790		1,933
Biotechnology - 0.62%				DTEK Finance BV
Amgen Inc				9.50%, 04/28/2015	100		103
5.75%, 03/15/2040	525	616		SunCoke Energy Partners LP / SunCoke
Celgene Corp				Energy Partners Finance Corp
1.90%, 08/15/2017	2,605	2,638		7.38%, 02/01/2020(d)	215		223
3.25%, 08/15/2022	1,370	1,366					$3,324
Genzyme Corp
5.00%, 06/15/2020	810	958		Commercial Services - 0.40%
Gilead Sciences Inc				ADT Corp/The
				2.25%, 07/15/2017(d)	3,135		3,120
3.05%, 12/01/2016	840	900
4.40%, 12/01/2021	5,590	6,265		BakerCorp International Inc
5.65%, 12/01/2041	300	365		8.25%, 06/01/2019	450		456
Life Technologies Corp				Emergency Medical Services Corp
6.00%, 03/01/2020	1,080	1,193		8.13%, 06/01/2019	477		522
		$14,301		ERAC USA Finance LLC
				2.75%, 03/15/2017(d)	1,015		1,054
Building Materials - 0.21%				3.30%, 10/15/2022(d)	345		342
Ainsworth Lumber Co Ltd				Highmark Inc
7.50%, 12/15/2017(d)	155	165		4.75%, 05/15/2021(d)	1,570		1,558
Cemex Espana Luxembourg				Igloo Holdings Corp
9.25%, 05/12/2020(e)	650	699		8.25%, PIK 9.00%, 12/15/2017(c),(d),(g)	385		391
Cimento Tupi SA				United Rentals North America Inc
9.75%, 05/11/2018(d)	351	372		6.13%, 06/15/2023	80		86
CRH America Inc				7.63%, 04/15/2022	260		290
4.13%, 01/15/2016	1,630	1,690		8.25%, 02/01/2021	1,150		1,308
8.13%, 07/15/2018	1,065	1,307					$9,127
Owens Corning
4.20%, 12/15/2022	620	629		Computers - 0.41%
		$4,862		Affiliated Computer Services Inc
				5.20%, 06/01/2015	1,850		1,992
Chemicals - 0.86%				Hewlett-Packard Co
Ashland Inc				3.00%, 09/15/2016	425		431
4.75%, 08/15/2022(d)	535	549		3.30%, 12/09/2016	975		1,003
Axiall Corp				NCR Corp
4.88%, 05/15/2023(d),(f)	140	141		4.63%, 02/15/2021(d)	755		756
CF Industries Inc				Seagate HDD Cayman
7.13%, 05/01/2020	1,190	1,490		6.88%, 05/01/2020	3,700		4,015
Dow Chemical Co/The				Spansion LLC
3.00%, 11/15/2022	4,610	4,501		7.88%, 11/15/2017	1,235		1,312
4.38%, 11/15/2042	135	129					$9,509
7.38%, 11/01/2029	895	1,181
Eagle Spinco Inc				Consumer Products - 0.15%
4.63%, 02/15/2021(d)	670	674		Reynolds Group Issuer Inc / Reynolds Group
Ecolab Inc				Issuer LLC / Reynolds Group Issuer
3.00%, 12/08/2016	880	936		(Luxembourg) S.A.
Ineos Finance PLC				5.75%, 10/15/2020	345		353
7.50%, 05/01/2020(d)	295	318		7.13%, 04/15/2019	1,550		1,654
LyondellBasell Industries NV				7.88%, 08/15/2019	360		396
5.75%, 04/15/2024	1,650	1,910		9.00%, 04/15/2019	400		422

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Consumer Products (continued)				Electric (continued)
Reynolds Group Issuer Inc / Reynolds Group				Alabama Power Co
Issuer LLC / Reynolds Group Issuer				3.85%, 12/01/2042	$850	$821
(Luxembourg) S.A. (continued)				APT Pipelines Ltd
9.88%, 08/15/2019	$518	$566		3.88%, 10/11/2022(d)	1,315	1,283
		$3,391		Baltimore Gas & Electric Co
				2.80%, 08/15/2022	1,815	1,817
Cosmetics & Personal Care - 0.02%				Carolina Power & Light Co
Albea Beauty Holdings SA				2.80%, 05/15/2022	4,470	4,549
8.38%, 11/01/2019(d)	200	211
				CMS Energy Corp
Estee Lauder Cos Inc/The				5.05%, 03/15/2022	1,755	1,956
3.70%, 08/15/2042	220	207		Commonwealth Edison Co
		$418		3.80%, 10/01/2042	790	754
Credit Card Asset Backed Securities - 1.22%				Dominion Resources Inc/VA
Chase Issuance Trust				1.95%, 08/15/2016	970	1,000
0.31%, 05/16/2016(e)	3,200	3,202		2.25%, 09/01/2015	1,120	1,161
Citibank Omni Master Trust				DTE Energy Co
2.96%, 08/15/2018(d),(e)	20,190	20,980		6.38%, 04/15/2033	1,605	1,986
Discover Card Master Trust				Duke Energy Carolinas LLC
0.41%, 01/16/2018(e)	2,700	2,703		4.00%, 09/30/2042	2,250	2,225
Dryrock Issuance Trust				Edison International
0.36%, 08/15/2017(c),(e)	1,350	1,351		3.75%, 09/15/2017	1,420	1,541
		$28,236		Elwood Energy LLC
				8.16%, 07/05/2026	730	761
Distribution & Wholesale - 0.04%				Energy Future Intermediate Holding Co LLC /
HD Supply Inc				EFIH Finance Inc
10.50%, 01/15/2021(d)	945	966		10.00%, 12/01/2020(d)	1,263	1,446
				FirstEnergy Corp
Diversified Financial Services - 2.23%				7.38%, 11/15/2031	1,020	1,275
Aircastle Ltd				Florida Power & Light Co
7.63%, 04/15/2020	240	276		4.05%, 06/01/2042	725	733
9.75%, 08/01/2018	980	1,125		4.13%, 02/01/2042	755	772
American Express Credit Corp				Indiantown Cogeneration LP
2.80%, 09/19/2016	2,840	3,000		9.77%, 12/15/2020	378	407
American Honda Finance Corp				Mirant Mid Atlantic Pass Through Trust C
1.00%, 08/11/2015(d)	1,530	1,538		10.06%, 12/30/2028	2,762	3,149
Countrywide Financial Corp				Nisource Finance Corp
6.25%, 05/15/2016	1,595	1,767		3.85%, 02/15/2023	2,025	2,066
Credit Acceptance Corp				NRG Energy Inc
9.13%, 02/01/2017	1,635	1,786		8.25%, 09/01/2020	1,010	1,141
Ford Motor Credit Co LLC				Oncor Electric Delivery Co LLC
2.38%, 01/16/2018	3,670	3,622		5.25%, 09/30/2040	950	1,060
2.75%, 05/15/2015	1,145	1,169		Pacific Gas & Electric Co
3.00%, 06/12/2017	2,895	2,955		4.45%, 04/15/2042	645	676
5.88%, 08/02/2021	4,590	5,217		PacifiCorp
General Electric Capital Corp				3.85%, 06/15/2021	1,137	1,261
1.00%, 12/11/2015	1,125	1,130		4.10%, 02/01/2042	735	746
6.25%, 12/15/2049(e)	10,000	10,916		Perusahaan Listrik Negara PT
				5.50%, 11/22/2021(d)	650	725
Icahn Enterprises LP / Icahn Enterprises
Finance Corp				PPL Electric Utilities Corp
8.00%, 01/15/2018	1,465	1,570		3.00%, 09/15/2021	465	482
International Lease Finance Corp				PPL WEM Holdings PLC
				3.90%, 05/01/2016(d)	2,370	2,496
5.65%, 06/01/2014	200	209
6.25%, 05/15/2019	955	1,055		Public Service Co of Colorado
8.62%, 09/15/2015(e)	970	1,102		4.75%, 08/15/2041	1,400	1,574
John Deere Capital Corp				Public Service Electric & Gas Co
0.88%, 04/17/2015	640	643		3.65%, 09/01/2042	365	351
Springleaf Finance Corp				San Diego Gas & Electric Co
6.90%, 12/15/2017	800	762		3.00%, 08/15/2021	2,470	2,598
SquareTwo Financial Corp				4.30%, 04/01/2042	590	627
11.63%, 04/01/2017	1,035	1,058		Southern California Edison Co
Toyota Motor Credit Corp				3.90%, 12/01/2041	390	384
0.88%, 07/17/2015	1,385	1,392		4.05%, 03/15/2042	1,610	1,631
Vesey Street Investment Trust I				Virginia Electric and Power Co
4.40%, 09/01/2016(e)	8,485	9,144		4.00%, 01/15/2043	445	445
		$51,436				$46,098
Electric - 2.00%				Electronics - 0.07%
Abu Dhabi National Energy Co				Rexel SA
3.63%, 01/12/2023(d)	200	199		6.13%, 12/15/2019(d)	400	428

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electronics (continued)				Forest Products & Paper (continued)
Viasystems Inc				Smurfit Kappa Acquisitions
7.88%, 05/01/2019(d)	$1,125	$1,122		4.88%, 09/15/2018(d)	$275		$283
		$1,550		Verso Paper Holdings LLC / Verso Paper Inc
				11.75%, 01/15/2019	555		586
Engineering & Construction - 0.06%							$2,690
Odebrecht Finance Ltd
5.13%, 06/26/2022(d)	900	970		Gas- 0.06%
Weekley Homes LLC / Weekley Finance				Nakilat Inc
Corp				6.07%, 12/31/2033	200		247
6.00%, 02/01/2023(d),(f)	385	392		Sempra Energy
		$1,362		2.88%, 10/01/2022	1,285		1,263
Entertainment - 0.35%							$1,510
CCM Merger Inc				Healthcare - Products - 0.23%
9.13%, 05/01/2019(d)	2,280	2,286		Angiotech Pharmaceuticals Inc
Choctaw Resort Development Enterprise				5.00%, 12/01/2013(e)	109		109
7.25%, 11/15/2019(d)	815	750		9.00%, 12/01/2016	1,753		1,779
Lions Gate Entertainment Inc				Covidien International Finance SA
10.25%, 11/01/2016(d)	1,115	1,226		2.80%, 06/15/2015	1,315		1,381
Regal Cinemas Corp				Kinetic Concepts Inc / KCI USA Inc
8.63%, 07/15/2019	350	388		10.50%, 11/01/2018(d)	610		653
Regal Entertainment Group				Universal Hospital Services Inc
5.75%, 02/01/2025	370	366		3.90%, 06/01/2015(e)	350		349
9.13%, 08/15/2018	1,000	1,117		7.63%, 08/15/2020	960		1,030
WMG Acquisition Corp							$5,301
6.00%, 01/15/2021(d)	345	367
11.50%, 10/01/2018	750	872		Healthcare - Services - 0.59%
WMG Holdings Corp				Aetna Inc
13.75%, 10/01/2019	685	808		4.13%, 11/15/2042	1,290		1,233
		$8,180		CDRT Holding Corp
				9.25%, PIK 10.00%, 10/01/2017(d),(g)	395		408
Environmental Control - 0.28%				Centene Corp
ADS Waste Holdings Inc				5.75%, 06/01/2017	805		859
8.25%, 10/01/2020(d)	705	754		Cigna Corp
Republic Services Inc				5.38%, 02/15/2042	625		698
3.80%, 05/15/2018	1,215	1,333		Fresenius Medical Care US Finance II Inc
Waste Management Inc				5.88%, 01/31/2022(d)	485		530
4.60%, 03/01/2021	2,195	2,448		Fresenius Medical Care US Finance Inc
7.75%, 05/15/2032	1,445	2,015		6.50%, 09/15/2018(d)	330		371
		$6,550		HCA Holdings Inc
				6.25%, 02/15/2021	115		121
Food- 0.61%				HCA Inc
Agrokor DD				4.75%, 05/01/2023	765		770
8.88%, 02/01/2020(d)	315	354
				6.75%, 07/15/2013	200		204
ConAgra Foods Inc				7.25%, 09/15/2020	1,645		1,826
1.30%, 01/25/2016	375	376		8.50%, 04/15/2019	1,660		1,847
4.65%, 01/25/2043	580	581		MultiPlan Inc
Dole Food Co Inc				9.88%, 09/01/2018(d)	1,990		2,219
13.88%, 03/15/2014	325	350		Radnet Management Inc
Kraft Foods Group Inc				10.38%, 04/01/2018	795		821
1.63%, 06/04/2015	590	600		WellPoint Inc
5.00%, 06/04/2042	2,285	2,480		1.88%, 01/15/2018	1,785		1,794
Minerva Luxembourg SA							$13,701
7.75%, 01/31/2023(d)	225	231
Mondelez International Inc				Holding Companies - Diversified - 0.02%
6.13%, 02/01/2018	1,925	2,319		Alphabet Holding Co Inc
6.50%, 11/01/2031	2,135	2,670		7.75%, 11/01/2017(d)	350		362
6.50%, 02/09/2040	2,495	3,240
Pinnacle Foods Finance LLC / Pinnacle Foods
Finance Corp				Home Builders - 0.12%
				Beazer Homes USA Inc
9.25%, 04/01/2015	900	909		7.25%, 02/01/2023(d),(f)	380		383
		$14,110		Lennar Corp
Forest Products & Paper - 0.12%				4.13%, 12/01/2018(d),(f)	730		728
Boise Cascade LLC/Boise Cascade Finance				4.75%, 11/15/2022(d)	1,115		1,093
Corp				MDC Holdings Inc
6.38%, 11/01/2020(d)	270	282		6.00%, 01/15/2043	600		598
Sappi Papier Holding GmbH							$2,802
7.50%, 06/15/2032(d)	905	787
8.38%, 06/15/2019(d)	665	752		Home Equity Asset Backed Securities - 0.09%
				Countrywide Asset-Backed Certificates
				5.51%, 08/25/2036	335		332

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Home Equity Asset Backed Securities (continued)				Lodging - 0.21%
First NLC Trust 2005-1				Boyd Acquisition Sub LLC/Boyd Acquisition
0.70%, 05/25/2035(e)	$391	$216		Finance Corp
JP Morgan Mortgage Acquisition Trust 2006-				8.38%, 02/15/2018(d)	$730		$761
CW2				MGM Resorts International
0.35%, 08/25/2036(e)	1,276	1,011		6.63%, 12/15/2021	365		376
New Century Home Equity Loan Trust Series				8.63%, 02/01/2019	770		878
2005-1				10.00%, 11/01/2016	1,280		1,510
0.49%, 03/25/2035(b),(e)	85	83		Wyndham Worldwide Corp
Saxon Asset Securities Trust 2004-1				7.38%, 03/01/2020	1,045		1,276
1.90%, 03/25/2035(e)	282	156					$4,801
Specialty Underwriting & Residential Finance
Trust Series 2004-BC1				Media- 2.54%
0.97%, 02/25/2035(e)	303	290		Cablevision Systems Corp
		$2,088		8.00%, 04/15/2020	990		1,119
				CBS Corp
Insurance - 1.68%				4.85%, 07/01/2042	120		119
American International Group Inc				5.75%, 04/15/2020	1,640		1,926
3.00%, 03/20/2015	1,410	1,464		7.88%, 07/30/2030	60		81
4.25%, 09/15/2014	3,580	3,769		CC Holdings GS V LLC
4.88%, 09/15/2016	5,450	6,087		3.85%, 04/15/2023(d)	1,115		1,112
4.88%, 06/01/2022	5,205	5,803		Clear Channel Worldwide Holdings Inc
Berkshire Hathaway Inc				6.50%, 11/15/2022(d)	125		132
0.80%, 02/11/2016(f)	835	836		6.50%, 11/15/2022(d)	340		362
1.55%, 02/09/2018(f)	1,460	1,461		7.63%, 03/15/2020	485		507
4.50%, 02/11/2043(f)	1,610	1,594		Comcast Corp
CNO Financial Group Inc				2.85%, 01/15/2023	1,495		1,470
6.38%, 10/01/2020(d)	265	281		3.13%, 07/15/2022	3,830		3,839
Genworth Financial Inc				4.25%, 01/15/2033	6,205		6,047
7.63%, 09/24/2021	322	386		4.65%, 07/15/2042	645		647
ING US Inc				5.70%, 05/15/2018	2,920		3,479
5.50%, 07/15/2022(d)	3,280	3,579		6.40%, 05/15/2038	1,005		1,233
Liberty Mutual Group Inc				COX Communications Inc
5.00%, 06/01/2021(d)	2,500	2,715		4.70%, 12/15/2042(d)	670		658
7.00%, 03/15/2037(d),(e)	1,260	1,266		CSC Holdings LLC
MetLife Capital Trust IV				6.75%, 11/15/2021	280		315
7.88%, 12/15/2067(d)	3,200	3,968		Cumulus Media Holdings Inc
Pacific LifeCorp				7.75%, 05/01/2019	1,265		1,262
5.13%, 01/30/2043(d)	1,290	1,252		DIRECTV Holdings LLC / DIRECTV
Prudential Financial Inc				Financing Co Inc
5.63%, 06/15/2043(e)	3,835	3,955		2.40%, 03/15/2017	2,040		2,082
XL Group PLC				3.80%, 03/15/2022	3,535		3,566
6.50%, 12/31/2049(e)	290	279		DISH DBS Corp
		$38,695		5.00%, 03/15/2023(d)	265		262
				5.88%, 07/15/2022	950		1,009
Internet - 0.07%				6.63%, 10/01/2014	300		322
Zayo Group LLC / Zayo Capital Inc				6.75%, 06/01/2021	1,605		1,798
8.13%, 01/01/2020	400	446		7.88%, 09/01/2019	1,517		1,794
10.13%, 07/01/2020	995	1,157		Globo Comunicacao e Participacoes SA
		$1,603		4.88%, 04/11/2022(d)	800		876
Investment Companies - 0.04%				Nara Cable Funding Ltd
Grupo Aval Ltd				8.88%, 12/01/2018(d)	475		484
4.75%, 09/26/2022(d)	700	712		NBCUniversal Media LLC
IPIC GMTN Ltd				2.88%, 01/15/2023	2,790		2,721
5.00%, 11/15/2020(d)	250	282		4.45%, 01/15/2043	3,165		3,041
		$994		5.15%, 04/30/2020	2,070		2,411
				News America Inc
Iron & Steel - 0.17%				3.00%, 09/15/2022	1,815		1,799
AK Steel Corp				6.15%, 02/15/2041	1,770		2,157
8.38%, 04/01/2022	680	622		Nielsen Finance LLC / Nielsen Finance Co
ArcelorMittal				11.63%, 02/01/2014	165		181
7.50%, 10/15/2039	530	535		Time Warner Cable Inc
Evraz Group SA				4.50%, 09/15/2042	945		879
9.50%, 04/24/2018	125	145		5.88%, 11/15/2040	1,300		1,440
Gerdau Holdings Inc				Time Warner Inc
7.00%, 01/20/2020	270	317		4.90%, 06/15/2042	415		422
Samarco Mineracao SA				7.63%, 04/15/2031	1,050		1,420
4.13%, 11/01/2022(d)	900	897		Unitymedia Hessen GmbH & Co KG /
Vale Overseas Ltd				Unitymedia NRW GmbH
4.38%, 01/11/2022	1,480	1,529		5.50%, 01/15/2023(d)	500		510
		$4,045

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)				Mortgage Backed Securities (continued)
Univision Communications Inc				BCRR Trust 2009-1
6.88%, 05/15/2019(d)	$265	$278		5.86%, 07/17/2040(d)	$1,945	$2,277
7.88%, 11/01/2020(d)	70	76		CD 2005-CD1 Commercial Mortgage Trust
8.50%, 05/15/2021(d)	1,355	1,443		5.22%, 07/15/2044(e)	2,122	2,337
Viacom Inc				CD 2006-CD3 Mortgage Trust
4.38%, 03/15/2043(d)	2,171	2,043		5.62%, 10/15/2048	2,440	2,774
WideOpenWest Finance LLC /				CHL Mortgage Pass-Through Trust 2005-6
WideOpenWest Capital Corp				5.00%, 04/25/2035	727	730
13.38%, 10/15/2019(d)	1,195	1,317		Citigroup Commercial Mortgage Trust 2006-
		$58,639		C5
				0.54%, 10/15/2049(e)	43,784	202
Mining - 0.82%				COMM 2001-J2A Mortgage Trust
Anglo American Capital PLC				6.30%, 07/16/2034(d),(e)	303	303
2.63%, 09/27/2017(d)	3,650	3,700
				COMM 2006-C7 Mortgage Trust
BHP Billiton Finance USA Ltd				5.75%, 06/10/2046(e)	1,941	2,196
1.13%, 11/21/2014	1,095	1,107		COMM 2010-RR1 Mortgage Trust
FMG Resources August 2006 Pty Ltd				5.54%, 12/11/2049(d),(e)	900	1,009
6.88%, 02/01/2018(d)	495	514
7.00%, 11/01/2015(d)	100	104		Commercial Mortgage Pass-Through
8.25%, 11/01/2019(d)	730	783		Certificates Series 2006-C3
				5.79%, 06/15/2038(e)	100	113
Inmet Mining Corp				Commercial Mortgage Pass-Through
7.50%, 06/01/2021(d)	190	204
				Certificates Series 2006-C4
Midwest Vanadium Pty Ltd				0.56%, 09/15/2039(d),(e)	52,920	205
11.50%, 02/15/2018(d)	635	410
				5.47%, 09/15/2039	7,750	8,754
Rio Tinto Finance USA PLC				Commercial Mortgage Pass-Through
2.00%, 03/22/2017	1,865	1,899		Certificates Series 2006-C5
4.75%, 03/22/2042	1,010	1,086		0.23%, 12/15/2039(e)	17,210	311
Southern Copper Corp				Commercial Mortgage Pass-Through
3.50%, 11/08/2022	525	527		Certificates Series 2007-C3
5.25%, 11/08/2042	700	683		5.68%, 06/15/2039(e)	2,150	2,468
Teck Resources Ltd				Commercial Mortgage Pass-Through
2.50%, 02/01/2018	1,065	1,083		Certificates Series 2007-C4
3.75%, 02/01/2023	440	441		5.76%, 09/15/2039(e)	1,600	1,620
5.40%, 02/01/2043	595	601		Countrywide Asset-Backed Certificates
Volcan Cia Minera SAA				0.48%, 11/25/2035(e)	60	60
5.38%, 02/02/2022(d)	350	384
				Credit Suisse First Boston Mortgage Securities
5.38%, 02/02/2022	700	775		Corp
Xstrata Finance Canada Ltd				0.78%, 11/15/2037(d),(e)	16,219	181
1.80%, 10/23/2015(d)	1,910	1,926		0.95%, 01/15/2037(d),(e)	19,054	146
2.45%, 10/25/2017(d)	1,340	1,351
4.00%, 10/25/2022(d)	1,440	1,439		4.77%, 07/15/2037	2,025	2,092
				CSMC Series 2009-RR1
		$19,017		5.38%, 02/15/2040(d)	3,165	3,518
Miscellaneous Manufacturing - 0.64%				CSMC Series 2009-RR3
Eaton Corp				5.34%, 12/15/2043(d),(e)	1,545	1,737
0.95%, 11/02/2015(d)	640	643		Fannie Mae REMIC Trust 2005-W2
2.75%, 11/02/2022(d)	4,385	4,262		0.40%, 05/25/2035(e)	1,051	1,044
GE Capital Trust I				Fannie Mae REMICS
6.38%, 11/15/2067	930	982		0.45%, 03/25/2035(e)	105	105
General Electric Co				0.50%, 02/25/2032(e)	55	55
4.13%, 10/09/2042	2,885	2,851		5.90%, 04/25/2037(e)	3,096	553
Textron Inc				6.30%, 12/25/2021(e)	3,186	426
6.20%, 03/15/2015	1,835	2,006		6.30%, 03/25/2022(e)	1,633	225
Tyco Electronics Group SA				6.32%, 01/25/2041(e)	17,032	3,816
1.60%, 02/03/2015	1,265	1,282		6.45%, 07/25/2039(e)	16,960	3,327
3.50%, 02/03/2022	2,610	2,643		6.50%, 02/25/2047	692	765
7.13%, 10/01/2037	105	134		6.55%, 11/25/2036(e)	4,273	636
		$14,803		6.90%, 09/25/2031(e)	1,205	44
				6.94%, 04/25/2039(e)	1,110	1,198
Mortgage Backed Securities - 7.33%				8.73%, 03/25/2039(e)	918	1,110
Adjustable Rate Mortgage Trust 2004-2				37.96%, 08/25/2035(e)	213	69
1.34%, 02/25/2035(e)	151	152		FHLMC Multifamily Structured Pass Through
Banc of America Commercial Mortgage Trust				Certificates
2006-3				1.88%, 05/25/2019	6,375	6,481
5.89%, 07/10/2044	605	687		2.22%, 12/25/2018(e)	4,150	4,306
Banc of America Commercial Mortgage Trust				Franklin Ventures LLC
2007-3				3.00%, 09/30/2019(c),(d)	1,017	1,039
0.49%, 06/10/2049(d),(e)	1,000	917		Freddie Mac REMICS
BB-UBS Trust				0.51%, 06/15/2018(e)	99	99
2.89%, 06/05/2030(d),(e)	2,100	2,110		0.66%, 06/15/2023(e)	217	218

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
Freddie Mac REMICS (continued)				JP Morgan Chase Commercial Mortgage
0.81%, 08/15/2018(e)	$1,298	$1,311		Securities Trust 2011-C5
2.75%, 03/15/2041	5,421	5,551		3.15%, 08/15/2046	$2,205		$2,366
3.00%, 10/15/2027(e)	2,326	357		LB-UBS Commercial Mortgage Trust 2005-
3.50%, 03/15/2027(e)	10,750	1,439		C3
4.00%, 09/15/2021	951	983		0.69%, 07/15/2040(d),(e)	50,152		776
4.50%, 10/15/2035(e)	8,486	880		4.74%, 07/15/2030	2,782		2,988
5.79%, 03/15/2037(e)	2,675	440		LB-UBS Commercial Mortgage Trust 2005-
5.79%, 11/15/2040(e)	2,340	479		C7
5.84%, 04/15/2039(e)	7,799	1,710		5.32%, 11/15/2040	2,200		2,367
5.84%, 04/15/2039(e)	11,249	2,611		LB-UBS Commercial Mortgage Trust 2007-
5.86%, 04/15/2037(e)	7,413	1,153		C1
6.21%, 08/15/2037(e)	1,846	295		0.46%, 02/15/2040(e)	12,794		198
6.29%, 07/15/2041(e)	1,575	350		LB-UBS Commercial Mortgage Trust 2007-
6.39%, 12/15/2040(e)	5,905	1,220		C2
6.42%, 03/15/2036(e)	5,262	1,001		5.43%, 02/15/2040	2,350		2,663
6.44%, 05/15/2026(e)	4,838	778		LB-UBS Commercial Mortgage Trust 2007-
6.44%, 03/15/2042(e)	5,791	1,292		C6
6.49%, 09/15/2026(e)	6,450	1,304		6.24%, 07/15/2040(e)	1,540		1,262
6.49%, 02/15/2036(e)	2,832	619		MASTR Asset Securitization Trust 2005-2
6.49%, 03/15/2036(e)	9,862	1,421		5.25%, 11/25/2035	2,000		2,063
6.54%, 09/15/2034(e)	2,733	327		Merrill Lynch Mortgage Investors Trust Series
6.94%, 02/15/2018(e)	1,241	50		2005-A8
GE Capital Commercial Mortgage Corp Series				0.55%, 08/25/2036(e)	230		130
2007-C1 Trust				Merrill Lynch Mortgage Trust 2005-CIP1
0.16%, 12/10/2049(e)	9,806	22		5.05%, 07/12/2038	855		934
Ginnie Mae				ML-CFC Commercial Mortgage Trust 2006-4
1.75%, 10/16/2037	2,297	2,332		0.62%, 12/12/2049(e)	75,155		881
5.00%, 10/16/2022(e)	5,780	423		ML-CFC Commercial Mortgage Trust 2007-5
5.20%, 05/20/2041(e)	8,142	1,608		0.52%, 08/12/2048(e)	37,549		669
6.31%, 01/16/2038(e)	931	151		Morgan Stanley Bank of America Merrill
6.50%, 03/20/2041(e)	4,953	1,095		Lynch Trust 2012-CKSI
7.44%, 12/16/2025(e)	2,984	617		1.16%, 10/15/2022(d),(e)	23,938		2,105
Impac CMB Trust Series 2007-A				3.28%, 10/15/2022(d)	3,075		3,121
0.45%, 05/25/2037(b),(e)	2,651	2,547		Morgan Stanley Capital I Trust 2007-HQ12
IndyMac INDX Mortgage Loan Trust 2005-				5.59%, 04/12/2049(e)	1,360		1,522
AR8				5.59%, 04/12/2049(e)	10,740		11,043
0.43%, 04/25/2035(e)	441	338		Morgan Stanley Capital I Trust 2007-IQ13
JP Morgan Chase Commercial Mortgage				5.36%, 03/15/2044(e)	700		802
Securities Corp				Morgan Stanley Reremic Trust
1.96%, 12/15/2047(e)	22,489	2,768		4.97%, 04/16/2040(d)	3,235		3,332
3.35%, 12/15/2047(d),(e)	1,750	1,791		Morgan Stanley Re-REMIC Trust 2009-IO
JP Morgan Chase Commercial Mortgage				3.00%, 07/17/2056(c),(d)	56		56
Securities Corp Series 2005-CIBC12				Morgan Stanley Re-REMIC Trust 2011-IO
5.09%, 09/12/2037(e)	300	80		2.50%, 03/23/2051(c),(d)	5,495		5,547
JP Morgan Chase Commercial Mortgage				Nomura Asset Acceptance Corp Alternative
Securities Corp Series 2005-LDP3				Loan Trust Series 2005-AR1
5.00%, 08/15/2042(e)	2,967	3,183		0.55%, 02/25/2035(e)	14		14
JP Morgan Chase Commercial Mortgage				RBSCF Trust 2009-RR1
Securities Series 2004-CIBC9				5.76%, 09/17/2039(d),(e)	400		413
5.35%, 06/12/2041(e)	2	2		Residential Asset Securitization Trust 2004-
JP Morgan Chase Commercial Mortgage				A10
Securities Trust 2006-CIBC17				5.50%, 02/25/2035	986		1,007
5.43%, 12/12/2043	2,200	2,477		UBS Commercial Mortgage Trust 2012-C1
JP Morgan Chase Commercial Mortgage				3.40%, 05/10/2045(e)	550		584
Securities Trust 2006-LDP9				UBS-Barclays Commercial Mortgage Trust
5.34%, 05/15/2047	225	255		1.90%, 12/10/2045(d),(e)	20,793		2,711
JP Morgan Chase Commercial Mortgage				UBS-Barclays Commercial Mortgage Trust
Securities Trust 2007-C1				2012-C3
0.48%, 02/15/2051(e)	36,610	298		3.09%, 08/10/2049(e)	2,125		2,190
JP Morgan Chase Commercial Mortgage				Wachovia Bank Commercial Mortgage Trust
Securities Trust 2007-CIBC20				Series 2005-C21
5.79%, 02/12/2051(e)	300	353		5.24%, 10/15/2044(e)	1,544		1,699
JP Morgan Chase Commercial Mortgage				Wachovia Bank Commercial Mortgage Trust
Securities Trust 2007-LDP10				Series 2007-C30
5.31%, 01/15/2049	137	139		0.00%, 12/15/2043(a)	1,960		282
JP Morgan Chase Commercial Mortgage				0.41%, 12/15/2043(d),(e)	1,350		1,225
Securities Trust 2009-IWST				5.25%, 12/15/2043	1,841		1,876
5.63%, 12/05/2027(d)	2,100	2,483

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Oil & Gas (continued)
Wachovia Bank Commercial Mortgage Trust				Hess Corp
Series 2007-C34				5.60%, 02/15/2041	$150	$158
5.68%, 05/15/2046(e)	$250	$290		Hilcorp Energy I LP / Hilcorp Finance Co
WaMu Mortgage Pass Through Certificates				8.00%, 02/15/2020(d)	345	382
2.53%, 12/25/2035(e)	297	297		KazMunaiGaz Finance Sub BV
Wells Fargo Mortgage Backed Securities				7.00%, 05/05/2020	770	937
2005-AR16 Trust				Kodiak Oil & Gas Corp
2.75%, 03/25/2035(e)	690	679		5.50%, 01/15/2021(d)	190	191
		$169,040		8.13%, 12/01/2019	990	1,104
				Linn Energy LLC / Linn Energy Finance
Office & Business Equipment - 0.03%				Corp
Xerox Corp				7.75%, 02/01/2021	315	337
6.75%, 02/01/2017	550	635		Marathon Oil Corp
				0.90%, 11/01/2015	1,275	1,276
Oil & Gas - 4.11%				2.80%, 11/01/2022	590	572
Afren PLC				National JSC Naftogaz of Ukraine
10.25%, 04/08/2019(d)	200	236		9.50%, 09/30/2014	365	375
Anadarko Petroleum Corp				Newfield Exploration Co
5.95%, 09/15/2016	4,480	5,138		6.88%, 02/01/2020	300	324
6.20%, 03/15/2040	1,275	1,498		Nexen Inc
6.45%, 09/15/2036	1,420	1,700		6.40%, 05/15/2037	1,825	2,326
Antero Resources Finance Corp				Novatek OAO via Novatek Finance Ltd
6.00%, 12/01/2020(d)	590	608		6.60%, 02/03/2021(d)	200	233
7.25%, 08/01/2019	710	770		Oasis Petroleum Inc
Apache Corp				6.88%, 01/15/2023	470	511
2.63%, 01/15/2023	1,100	1,063		Occidental Petroleum Corp
4.75%, 04/15/2043	40	41		1.75%, 02/15/2017	1,460	1,490
BP Capital Markets PLC				2.70%, 02/15/2023	935	932
3.13%, 10/01/2015	1,415	1,499		Offshore Group Investment Ltd
3.63%, 05/08/2014	195	203		7.50%, 11/01/2019(d)	750	767
Carrizo Oil & Gas Inc				Pacific Rubiales Energy Corp
7.50%, 09/15/2020	815	848		7.25%, 12/12/2021(d)	965	1,125
8.63%, 10/15/2018	765	824		PDC Energy Inc
Chaparral Energy Inc				7.75%, 10/15/2022(d)	900	936
7.63%, 11/15/2022(d)	250	267		Petrobras International Finance Co - Pifco
9.88%, 10/01/2020	950	1,090		5.38%, 01/27/2021	1,325	1,452
Chesapeake Energy Corp				Petro-Canada
6.13%, 02/15/2021	1,305	1,396		5.95%, 05/15/2035	1,830	2,194
Chevron Corp				Petroleos de Venezuela SA
1.10%, 12/05/2017	2,105	2,104		5.25%, 04/12/2017	900	781
2.36%, 12/05/2022	2,400	2,352		5.38%, 04/12/2027	1,010	727
Concho Resources Inc				Petroleos Mexicanos
7.00%, 01/15/2021	730	807		3.50%, 01/30/2023(d)	1,000	980
ConocoPhillips				4.88%, 01/24/2022	3,145	3,463
5.75%, 02/01/2019	500	610		5.50%, 01/21/2021	695	798
ConocoPhillips Holding Co				Phillips 66
6.95%, 04/15/2029	535	732		1.95%, 03/05/2015	1,450	1,479
Continental Resources Inc/OK				Plains Exploration & Production Co
5.00%, 09/15/2022	1,920	2,045		6.50%, 11/15/2020	685	758
Devon Energy Corp				6.88%, 02/15/2023	845	966
1.88%, 05/15/2017	835	838		PTT PCL
2.40%, 07/15/2016	15	16		3.38%, 10/25/2022(d)	1,000	980
Dolphin Energy Ltd				QGOG Constellation SA
5.50%, 12/15/2021(d)	200	231		6.25%, 11/09/2019(d)	1,100	1,161
Ecopetrol SA				Reliance Holdings USA Inc
7.63%, 07/23/2019	500	638		6.25%, 10/19/2040	250	284
EP Energy LLC / EP Energy Finance Inc				Rosneft Oil Co via Rosneft International
9.38%, 05/01/2020	710	795		Finance Ltd
EP Energy LLC / Everest Acquisition Finance				3.15%, 03/06/2017(d)	700	701
Inc				4.20%, 03/06/2022(d)	700	700
6.88%, 05/01/2019	395	428		Rowan Cos Inc
7.75%, 09/01/2022	190	204		4.88%, 06/01/2022	2,210	2,393
EPE Holdings LLC / EP Energy Bond Co Inc				5.00%, 09/01/2017	2,470	2,751
8.13%, PIK 8.88%, 12/15/2017(d),(g)	220	222		5.40%, 12/01/2042	1,530	1,518
Gazprom Neft OAO Via GPN Capital SA				SandRidge Energy Inc
4.38%, 09/19/2022(d)	2,250	2,259		7.50%, 02/15/2023	465	494
Halcon Resources Corp				Seadrill Ltd
8.88%, 05/15/2021(d)	780	833		5.63%, 09/15/2017(d)	1,740	1,762

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Other Asset Backed Securities (continued)
Shell International Finance BV				Long Beach Mortgage Loan Trust 2005-1
2.38%, 08/21/2022	$1,615	$1,580		0.95%, 02/25/2035(e)	$600		$594
Sibur Securities Ltd				Marriott Vacation Club Owner Trust 2007-1
3.91%, 01/31/2018(d)	2,000	1,998		5.52%, 05/20/2029(d),(e)	408		420
Statoil ASA				MSDWCC Heloc Trust 2005-1
1.20%, 01/17/2018	1,700	1,685		0.39%, 07/25/2017(e)	298		284
1.80%, 11/23/2016	2,535	2,611		Popular ABS Mortgage Pass-Through Trust
2.45%, 01/17/2023	485	472		2005-1
Thai Oil PCL				0.47%, 05/25/2035(e)	1,367		1,026
3.63%, 01/23/2023(d)	350	345					$28,880
Total Capital Canada Ltd
1.45%, 01/15/2018	2,400	2,400		Packaging & Containers - 0.31%
2.75%, 07/15/2023	890	890		Ardagh Packaging Finance PLC / Ardagh MP
Total Capital International SA				Holdings USA Inc
				7.00%, 11/15/2020(d)	260		262
1.50%, 02/17/2017	1,495	1,512
1.55%, 06/28/2017	1,240	1,249		Crown Cork & Seal Co Inc
Transocean Inc				7.38%, 12/15/2026	780		877
2.50%, 10/15/2017	4,105	4,119		Exopack Holding Corp
3.80%, 10/15/2022	2,000	1,981		10.00%, 06/01/2018	795		739
6.00%, 03/15/2018	110	127		Rock Tenn Co
				3.50%, 03/01/2020(d)	4,330		4,367
6.38%, 12/15/2021	570	671		4.00%, 03/01/2023(d)	805		803
7.35%, 12/15/2041	445	551
		$94,804					$7,048
Oil & Gas Services - 0.73%				Pharmaceuticals - 2.08%
Cameron International Corp				AbbVie Inc
				1.20%, 11/06/2015(d)	2,295		2,307
1.60%, 04/30/2015	2,165	2,181		1.75%, 11/06/2017(d)	1,190		1,193
4.50%, 06/01/2021	1,230	1,365		2.90%, 11/06/2022(d)	2,600		2,570
7.00%, 07/15/2038	1,055	1,388		4.40%, 11/06/2042(d)	1,535		1,541
Cie Generale de Geophysique - Veritas
9.50%, 05/15/2016	185	197		Actavis Inc
National Oilwell Varco Inc				1.88%, 10/01/2017	3,865		3,879
1.35%, 12/01/2017	1,710	1,704		3.25%, 10/01/2022	4,275		4,266
2.60%, 12/01/2022	915	908		4.63%, 10/01/2042	1,710		1,710
3.95%, 12/01/2042	855	837		5.00%, 08/15/2014	1,980		2,102
Weatherford International Inc				CFR International SpA
				5.13%, 12/06/2022(d)	800		827
6.35%, 06/15/2017	850	979
Weatherford International Ltd/Bermuda				Express Scripts Holding Co
4.50%, 04/15/2022	4,840	4,956		2.75%, 11/21/2014	2,305		2,376
5.95%, 04/15/2042	2,100	2,145		3.50%, 11/15/2016	5,145		5,530
6.75%, 09/15/2040	125	136		3.90%, 02/15/2022	755		800
		$16,796		6.13%, 11/15/2041	1,875		2,324
				GlaxoSmithKline Capital Inc
Other Asset Backed Securities - 1.25%				5.38%, 04/15/2034	255		301
Carrington Mortgage Loan Trust Series 2005-				GlaxoSmithKline Capital PLC
FRE1				1.50%, 05/08/2017	1,385		1,398
0.48%, 12/25/2035(e)	4,225	4,160		McKesson Corp
Chase Funding Trust Series 2003-5				0.95%, 12/04/2015	1,530		1,534
0.80%, 07/25/2033(e)	1,256	1,158		Merck & Co Inc
Chase Funding Trust Series 2004-1				6.50%, 12/01/2033(e)	1,095		1,513
0.66%, 12/25/2033(e)	23	23		Sky Growth Acquisition Corp
Countrywide Asset-Backed Certificates				7.38%, 10/15/2020(d)	350		357
0.36%, 10/25/2047(e)	6,512	6,382		Takeda Pharmaceutical Co Ltd
0.72%, 06/25/2035(e)	911	889		1.63%, 03/17/2017(d)	2,090		2,108
1.81%, 01/25/2034(e)	26	20		Teva Pharmaceutical Finance Co BV
GE Dealer Floorplan Master Note Trust				2.40%, 11/10/2016	1,935		2,024
0.64%, 10/20/2017(e)	3,500	3,508		3.65%, 11/10/2021	515		542
GE Equipment Midticket LLC				Wyeth LLC
0.47%, 01/22/2015	4,300	4,301		5.95%, 04/01/2037	755		973
GreatAmerica Leasing Receivables Funding				6.00%, 02/15/2036	565		717
LLC				Zoetis Inc
1.66%, 04/17/2017(d)	2,000	2,017		1.15%, 02/01/2016(d)	490		491
JP Morgan Mortgage Acquisition Trust 2007-				1.88%, 02/01/2018(d)	755		754
CH1				3.25%, 02/01/2023(d)	885		879
5.45%, 11/25/2036	504	503		4.70%, 02/01/2043(d)	2,910		2,941
JP Morgan Mortgage Acquisition Trust 2007-							$47,957
CH3
0.28%, 03/25/2037(e)	136	136		Pipelines - 1.60%
0.35%, 03/25/2037(e)	3,820	3,459		El Paso LLC
				7.75%, 01/15/2032	975		1,146

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Pipelines (continued)				REITS (continued)
El Paso Pipeline Partners Operating Co LLC				Ventas Realty LP / Ventas Capital Corp
4.70%, 11/01/2042	$1,540	$1,466		(continued)
5.00%, 10/01/2021	4,275	4,743		4.75%, 06/01/2021		$1,895		$2,079
Energy Transfer Equity LP								$18,249
7.50%, 10/15/2020	440	507
Energy Transfer Partners LP				Retail - 0.69%
3.60%, 02/01/2023	2,400	2,373		AmeriGas Finance LLC/AmeriGas Finance
5.15%, 02/01/2043	325	322		Corp
5.20%, 02/01/2022	2,270	2,534		7.00%, 05/20/2022		1,065		1,166
6.05%, 06/01/2041	2,260	2,467		Claire's Stores Inc
				9.00%, 03/15/2019(d)		570		624
6.50%, 02/01/2042	510	588
Enterprise Products Operating LLC				CVS Caremark Corp
4.45%, 02/15/2043	1,715	1,630		3.25%, 05/18/2015		1,105		1,168
4.85%, 08/15/2042	370	373		5.75%, 05/15/2041		2,070		2,507
6.45%, 09/01/2040	5	6		CVS Pass-Through Trust
				5.77%, 01/10/2033(d)		1,547		1,793
8.38%, 08/01/2066	3,115	3,559		5.93%, 01/10/2034(d)		1,168		1,383
Inergy Midstream LP / NRGM Finance Corp				7.51%, 01/10/2032(d)		320		416
6.00%, 12/15/2020(d)	440	454
Kinder Morgan Energy Partners LP				Landry's Holdings II Inc
				10.25%, 01/01/2018(d)		835		868
5.30%, 09/15/2020	1,070	1,231		Landry's Inc
5.63%, 09/01/2041	1,130	1,218		9.38%, 05/01/2020(d)		55		60
MarkWest Energy Partners LP / MarkWest
Energy Finance Corp				Macy's Retail Holdings Inc
6.25%, 06/15/2022	1,010	1,096		5.75%, 07/15/2014		875		934
6.50%, 08/15/2021	210	228		5.90%, 12/01/2016		538		628
NGPL PipeCo LLC				6.90%, 04/01/2029		145		174
9.63%, 06/01/2019(d)	2,640	3,049		New Academy Finance Co LLC / New
ONEOK Partners LP				Academy Finance Corp
				8.00%, PIK 8.75%, 06/15/2018(d),(g)		805		830
3.25%, 02/01/2016	2,380	2,519		Petco Holdings Inc
Regency Energy Partners LP / Regency Energy				8.50%, PIK 9.25%, 10/15/2017(d),(g)		915		943
Finance Corp
9.38%, 06/01/2016	383	409		PVH Corp
Sabine Pass Liquefaction LLC				4.50%, 12/15/2022		375		373
5.63%, 02/01/2021(d),(f)	390	392		Serta Simmons Holdings LLC
				8.13%, 10/01/2020(d)		395		404
Transportadora de Gas Internacional SA ESP
5.70%, 03/20/2022(d)	300	336		Suburban Propane Partners LP/Suburban
5.70%, 03/20/2022	1,500	1,680		Energy Finance Corp
Western Gas Partners LP				7.38%, 03/15/2020		715		774
4.00%, 07/01/2022	2,465	2,549		7.50%, 10/01/2018		330		356
		$36,875		Wal-Mart Stores Inc
				5.00%, 10/25/2040		390		452
Private Equity - 0.04%								$15,853
KKR Group Finance Co II LLC
5.50%, 02/01/2043(d),(f)	920	929		Savings & Loans - 0.37%
				Santander Holdings USA Inc/PA
				3.00%, 09/24/2015		5,430		5,560
Real Estate - 0.02%				4.63%, 04/19/2016		2,745		2,920
Atlantic Finance Ltd								$8,480
10.75%, 05/27/2014(e)	110	120
Crescent Resources LLC / Crescent Ventures				Semiconductors - 0.14%
Inc				Intel Corp
10.25%, 08/15/2017(d)	235	251		4.00%, 12/15/2032		1,925		1,865
		$371		Jazz Technologies Inc
				8.00%, 06/30/2015		1,496		1,331
REITS- 0.79%								$3,196
American Tower Corp
3.50%, 01/31/2023	1,370	1,338		Software - 0.01%
AvalonBay Communities Inc				Serena Software Inc
2.95%, 09/15/2022	2,350	2,306		10.38%, 03/15/2016		318		324
DDR Corp
4.63%, 07/15/2022	2,250	2,423		Sovereign - 0.75%
HCP Inc				Australia Government Bond
2.63%, 02/01/2020	2,500	2,494		5.75%, 05/15/2021	AUD	20		25
iStar Financial Inc				Belgium Government Bond
7.13%, 02/15/2018	580	600		3.00%, 09/28/2019	EUR	345		507
9.00%, 06/01/2017	490	544		4.25%, 09/28/2021		35		55
Simon Property Group LP				4.25%, 09/28/2022		200		316
1.50%, 02/01/2018(d)	1,750	1,732		Bundesrepublik Deutschland
4.75%, 03/15/2042	1,660	1,739		3.50%, 07/04/2019		60		94
Ventas Realty LP / Ventas Capital Corp				4.00%, 01/04/2018		5		8
2.00%, 02/15/2018	3,000	2,994		4.75%, 07/04/2028		15		27

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Sovereign (continued)					Sovereign (continued)
Canadian Government Bond					Venezuela Government International Bond
2.00%, 12/01/2014	CAD	50	$51		9.25%, 09/15/2027	$2,640		$2,686
5.75%, 06/01/2033		25	38		12.75%, 08/23/2022	950		1,132
Croatia Government International Bond					Vnesheconombank Via VEB Finance PLC
6.75%, 11/05/2019		$550	631		6.03%, 07/05/2022(d)	600		688
Denmark Government Bond								$17,339
3.00%, 11/15/2021	DKK	80	16
4.00%, 11/15/2017		80	17		Student Loan Asset Backed Securities - 1.54%
El Salvador Government International Bond					SLM Private Education Loan Trust 2010-B
5.88%, 01/30/2025(d)		$350	370		2.13%, 08/15/2016(d),(e)	4		4
France Government Bond OAT					SLM Private Education Loan Trust 2012-A
					1.61%, 08/15/2025(d),(e)	1,989		2,020
3.50%, 04/25/2026	EUR	55	82		SLM Private Education Loan Trust 2012-B
3.75%, 04/25/2021		85	131		1.31%, 12/15/2021 (d),(e)	7,470		7,537
4.50%, 04/25/2041		25	43		SLM Private Education Loan Trust 2012-C
French Treasury Note BTAN					1.31%, 08/15/2023 (d),(e)	9,461		9,552
1.75%, 02/25/2017		65	91		SLM Private Education Loan Trust 2012-E
Indonesia Government International Bond					0.96%, 10/16/2023 (d),(e)	3,042		3,055
4.88%, 05/05/2021		$1,740	1,966		SLM Student Loan Trust 2008-5
Ireland Government Bond					1.40%, 10/25/2016 (e)	826		830
4.50%, 10/18/2018	EUR	100	144		SLM Student Loan Trust 2008-6
5.90%, 10/18/2019		150	228		0.85%, 10/25/2017(e)	1,915		1,928
Italy Buoni Poliennali Del Tesoro					SLM Student Loan Trust 2008-8
5.00%, 09/01/2040		15	21		1.20%, 10/25/2017 (e)	642		648
6.00%, 05/01/2031		20	31		SLM Student Loan Trust 2012-6
Japan Government Ten Year Bond					0.36%, 02/27/2017 (e)	2,734		2,734
0.80%, 09/20/2020	JPY	7,000	78		SLM Student Loan Trust 2012-7
1.40%, 06/20/2019		16,000	187		0.36%, 02/27/2017 (e)	7,227		7,225
1.50%, 12/20/2017		20,000	233
Japan Government Thirty Year Bond								$35,533
2.00%, 09/20/2040		6,500	72		Telecommunications - 2.85%
2.30%, 12/20/2035		9,000	107		Altice Financing SA
Japan Government Twenty Year Bond					7.88%, 12/15/2019(d)	1,000		1,074
1.60%, 06/20/2030		12,500	137		Altice Finco SA
1.90%, 03/20/2024		21,200	257		9.88%, 12/15/2020(d)	200		219
Mexican Bonos					America Movil SAB de CV
6.00%, 06/18/2015(e)	MXN	6	49		3.13%, 07/16/2022	700		695
7.75%, 12/14/2017(e)		600	53		AT&T Inc
8.00%, 06/11/2020(e)		540	51		1.40%, 12/01/2017	7,455		7,399
Mexico Government International Bond					1.70%, 06/01/2017	955		962
3.63%, 03/15/2022		$1,540	1,652		2.63%, 12/01/2022	6,895		6,668
4.75%, 03/08/2044		550	578		3.00%, 02/15/2022	1,810		1,834
Netherlands Government Bond					4.35%, 06/15/2045(d)	1,880		1,776
2.25%, 07/15/2022(d)	EUR	65	91		5.35%, 09/01/2040	1,155		1,266
4.00%, 07/15/2018(d)		15	23		Cisco Systems Inc
Panama Government International Bond					5.90%, 02/15/2039	750		947
5.20%, 01/30/2020		$400	472		Clearwire Communications LLC/Clearwire
Poland Government Bond					Finance Inc
5.25%, 10/25/2020	PLN	90	32		12.00%, 12/01/2015(d)	805		872
Russian Foreign Bond - Eurobond					Deutsche Telekom International Finance BV
7.50%, 03/31/2030(e)		$2,209	2,761		2.25%, 03/06/2017(d)	1,750		1,790
Spain Government Bond					4.88%, 03/06/2042(d)	825		846
3.15%, 01/31/2016	EUR	75	102		Digicel Group Ltd
3.40%, 04/30/2014		30	42		8.25%, 09/30/2020(d)	1,045		1,165
4.25%, 10/31/2016		60	84		Digicel Ltd
4.65%, 07/30/2025		10	13		8.25%, 09/01/2017(d)	300		318
5.50%, 04/30/2021		10	14		12.00%, 04/01/2014(d)	615		663
Sweden Government Bond					Eileme 1 AB
4.25%, 03/12/2019	SEK	120	22		14.25%, PIK 14.25%, 08/15/2020(d),(g)	400		438
6.75%, 05/05/2014		70	12		Eileme 2 AB
Switzerland Government Bond					11.63%, 01/31/2020(d)	1,080		1,272
3.75%, 06/10/2015	CHF	12	14		Embarq Corp
Turkey Government International Bond					8.00%, 06/01/2036	695		764
3.25%, 03/23/2023		$600	576		Goodman Networks Inc
United Kingdom Gilt					13.12%, 07/01/2018(d),(e)	325		361
1.75%, 09/07/2022	GBP	15	23		Inmarsat Finance PLC
4.25%, 12/07/2040		35	65		7.38%, 12/01/2017(d)	350		376
4.75%, 12/07/2030		35	70		Intelsat Jackson Holdings SA
5.00%, 03/07/2025		35	71		7.25%, 10/15/2020	710		760

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				Transportation (continued)
Intelsat Luxembourg SA				Navios Maritime Holdings Inc / Navios
11.50%, 02/04/2017	$4,228	$4,482		Maritime Finance US Inc
11.25%, 02/04/2017	65	69		8.88%, 11/01/2017	$430		$425
Level 3 Communications Inc				PHI Inc
11.88%, 02/01/2019	384	445		8.63%, 10/15/2018	540		591
Level 3 Financing Inc				Ship Finance International Ltd
8.13%, 07/01/2019	770	839		8.50%, 12/15/2013	1,455		1,463
10.00%, 02/01/2018	710	790		Swift Services Holdings Inc
NII Capital Corp				10.00%, 11/15/2018	1,420		1,603
7.63%, 04/01/2021	1,520	1,193		Transnet SOC Ltd
Qtel International Finance Ltd				4.00%, 07/26/2022(d)	1,200		1,193
3.25%, 02/21/2023(d)	500	493					$18,430
Qwest Corp				TOTAL BONDS			$1,374,688
6.75%, 12/01/2021	2,921	3,389		SENIOR FLOATING RATE INTERESTS -	Principal
SBA Tower Trust				1.83%	Amount (000's)	Value	(000	's)
4.25%, 04/15/2040(d),(e)	2,490	2,644
Sprint Nextel Corp				Aerospace & Defense - 0.05%
6.00%, 11/15/2022	770	774		Sequa Corp, Term Loan B
7.00%, 03/01/2020(d)	480	557		5.25%, 05/29/2017(e)	$610		$619
7.00%, 08/15/2020	1,565	1,694		Silver II Borrower SCA, Term Loan B
9.00%, 11/15/2018(d)	175	217		5.00%, 12/05/2019(e)	610		615
9.13%, 03/01/2017	236	277					$1,234
Telefonica Emisiones SAU				Apparel - 0.02%
0.64%, 02/04/2013(e)	2,075	2,075
				Calceus Acquisition Inc, Term Loan B
3.99%, 02/16/2016	2,135	2,221		0.00%, 01/30/2020(e),(h)	445		449
UPCB Finance V Ltd
7.25%, 11/15/2021(d)	400	442
UPCB Finance VI Ltd				Automobile Manufacturers - 0.03%
6.88%, 01/15/2022(d)	690	750		Chrysler Group LLC, Term Loan B
Verizon Communications Inc				6.00%, 05/24/2017(e)	757		771
0.70%, 11/02/2015	1,440	1,440
2.00%, 11/01/2016	510	528		Automobile Parts & Equipment - 0.06%
2.45%, 11/01/2022	2,520	2,415		HHI Holdings LLC, Term Loan
3.85%, 11/01/2042	2,045	1,871		6.00%, 10/03/2018(e)	430		438
6.25%, 04/01/2037	705	881		Schaeffler AG, Term Loan C2
Verizon Global Funding Corp				6.00%, 02/14/2017(e)	1,025		1,034
7.75%, 12/01/2030	140	200					$1,472
VimpelCom Holdings BV
7.50%, 03/01/2022	550	627		Beverages - 0.07%
Virgin Media Finance PLC				Constellation Brands Inc, Bridge Loan A
5.25%, 02/15/2022	190	199		0.00%, 06/28/2020(c),(e),(h),(i)	1,500		1,500
Wind Acquisition Finance SA
11.75%, 07/15/2017(d)	180	193
Wind Acquisition Holdings Finance SA				Chemicals - 0.15%
12.25%, PIK 12.25%, 07/15/2017 (d),(g)	1,444	1,524		AZ Chem US Inc, Term Loan B
				7.25%, 12/06/2017(e)	855		872
		$65,694		Ineos US Finance LLC, Term Loan
Textiles - 0.10%				6.50%, 04/27/2018(e)	1,112		1,136
Mohawk Industries Inc				Taminco Global Chemical Corp, Term Loan
3.85%, 02/01/2023	2,335	2,335		B
				0.00%, 02/15/2019(e),(h)	789		795
				US Coatings Acquisition Inc, Term Loan B
Transportation - 0.80%				0.00%, 01/18/2020(e),(h)	590		599
CSX Corp							$3,402
3.70%, 10/30/2020	1,115	1,200
4.10%, 03/15/2044	2,365	2,225		Coal- 0.00%
4.25%, 06/01/2021	1,400	1,549		Patriot Coal Corp, DIP Term Loan
5.50%, 04/15/2041	1,805	2,046		9.25%, 12/09/2013(e)	115		116
6.25%, 03/15/2018	740	896
7.38%, 02/01/2019	964	1,223		Commercial Services - 0.02%
Georgian Railway JSC				Bright Horizons Family Solutions Inc, Term
7.75%, 07/11/2022(d)	590	690
				Loan
Kansas City Southern de Mexico SA de CV				0.00%, 01/24/2020(e),(h)	110		111
6.13%, 06/15/2021	1,704	1,917		Interactive Data Corp, Term Loan
8.00%, 02/01/2018	350	383		4.50%, 02/11/2018(e)	445		447
Navios Maritime Acquisition Corp / Navios							$558
Acquisition Finance US Inc
8.63%, 11/01/2017	1,083	1,026		Computers - 0.07%
				CompuCom Systems Inc, Term Loan
				6.50%, 10/02/2018(e)	510		516

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Computers (continued)			Insurance (continued)
CompuCom Systems Inc, Term Loan			Asurion LLC, Term Loan B
(continued)			5.50%, 05/10/2018(e)	$1,032	$1,042
10.25%, 10/02/2019(e)	$445	$453	CNO Financial Group Inc, Term Loan B2
Spansion LLC, Term Loan B			5.00%, 09/20/2016(e)	546	551
5.25%, 12/11/2018(e)	665	670	Lone Star Intermediate Super Holdings LLC,
		$1,639	Term Loan
			11.00%, 08/16/2019(e)	630	670
Diversified Financial Services - 0.02%					$2,965
Springleaf Financial Funding Co, Term Loan
5.50%, 05/28/2017(e)	535	536	Internet - 0.04%
			Zayo Group LLC, Term Loan B
			5.25%, 03/18/2019(e)	930	942
Electric - 0.11%
Dynegy Power LLC, Term Loan
9.25%, 08/05/2016(e)	829	863	Lodging - 0.12%
NRG Energy Inc, Term Loan B			Caesars Entertainment Operating Co Inc, Term
4.00%, 05/05/2018(e)	443	447	Loan B6
Texas Competitive Electric Holdings Co LLC,			5.45%, 01/28/2018(e)	2,938	2,724
Term Loan NON-EXT
3.74%, 10/10/2014(e)	1,753	1,314
			Machinery - Diversified - 0.03%
		$2,624	Edwards Cayman Islands II Ltd, Term Loan
Entertainment - 0.14%			5.50%, 05/31/2016(e)	721	723
CCM Merger Inc, Term Loan B
6.00%, 02/01/2017(e)	1,616	1,630
Peninsula Gaming LLC, Term Loan B			Media- 0.13%
5.75%, 08/03/2017 (e)	995	1,010	Cumulus Media Holdings Inc, Term Loan
			7.50%, 01/14/2019(e)	230	239
WMG Acquisition Corp, Term Loan B			Cumulus Media Holdings Inc, Term Loan B
5.25%, 10/25/2018(e)	485	492	4.50%, 09/17/2018(e)	304	308
Environmental Control - 0.01%		$3,132	Kabel Deutschland Vertrieb und Service
ADS Waste Holdings Inc, Term Loan B			GmbH, 4.25%, Term 01/20/2019 Loan F (e)	380	380
5.25%, 09/25/2019(e)	245	247	NEP Broadcasting LLC, Term Loan
			0.00%, 01/18/2020(e),(h)	175	178
			0.00%, 08/18/2020(e),(h)	20	20
Food- 0.05%			Univision Communications Inc, Term Loan B-
Pinnacle Foods Finance LLC / Pinnacle Foods			NONEXT
Finance Corp, Term Loan B-EXT			2.20%, 09/29/2014(e)	87	87
3.71%, 04/02/2014(e)	197	199	Univision Communications Inc, Term Loan
Pinnacle Foods Finance LLC / Pinnacle Foods			EXT
Finance Corp, Term Loan F			4.45%, 03/31/2017(e)	858	859
4.75%, 10/17/2018(e)	502	510	WideOpenWest Finance LLC, Term Loan
Pinnacle Foods Finance LLC, Term Loan E			6.25%, 07/12/2018(e)	856	864
4.75%, 09/29/2018(e)	556	564
					$2,935
		$1,273
			Mining - 0.03%
Forest Products & Paper - 0.04%			FMG Resources August 2006 Pty Ltd, Term
Exopack LLC, Term Loan B			Loan B
6.50%, 05/06/2017(e)	818	815	5.25%, 10/12/2017(e)	579	586
Healthcare - Products - 0.04%			Oil & Gas - 0.04%
BSN Medical GmbH & Co KG, Term Loan			EP Energy LLC, Term Loan B1
B1			5.00%, 04/24/2018(e)	725	733
5.00%, 07/15/2019(e)	225	226	Plains Exploration & Production Co, Term
Hologic Inc, Term Loan B			Loan B
4.50%, 04/29/2019(e)	119	121	4.00%, 10/15/2019(e)	105	105
Kinetic Concepts Inc, Term Loan C1					$838
5.50%, 05/04/2018(e)	571	581
		$928	Pharmaceuticals - 0.04%
			Grifols Inc, Term Loan B
Healthcare - Services - 0.03%			5.50%, 06/01/2017(e)	508	511
HCA Inc, Term Loan B3			NBTY Inc, Term Loan B1
3.45%, 05/01/2018(e)	410	413	4.25%, 10/01/2017(e)	227	227
MultiPlan Inc, Term Loan B			Par Pharmaceutical Cos Inc, Term Loan B
4.75%, 08/26/2017(e)	377	379	5.00%, 09/18/2019(e)	115	116
		$792			$854
Insurance - 0.13%			Pipelines - 0.04%
Asurion LLC, Term Loan			NGPL PipeCo LLC, Term Loan B
9.00%, 05/10/2019(e)	682	702	6.75%, 05/04/2017(e)	882	904

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
REITS- 0.03%				Federal Home Loan Mortgage Corporation (FHLMC)(continued)
iStar Financial Inc, Term Loan A2
5.25%, 06/30/2014(e)	$95	$96		6.00%, 07/01/2023	$712	$779
7.00%, 06/30/2014(e)	525	532		6.00%, 06/01/2028	9	10
				6.00%, 01/01/2029	3	4
				6.00%, 03/01/2031	18	20
Retail - 0.21%				6.00%, 04/01/2031	3	3
DineEquity Inc, Term Loan				6.00%, 12/01/2031	127	142
0.00%, 10/19/2017(c),(e),(h)	349	349		6.00%, 12/01/2032	124	138
DineEquity Inc, Term Loan B1				6.00%, 02/01/2033	241	269
5.25%, 10/19/2017(e)	349	352		6.00%, 12/01/2033	153	171
Dollar General Corp, Term Loan B2				6.00%, 10/01/2036(e)	1,336	1,473
2.95%, 07/06/2014(e)	250	251		6.00%, 12/01/2037(e)	1,544	1,693
Dunkin' Brands Inc, Term Loan B2				6.00%, 01/01/2038	1,286	1,424
4.00%, 11/23/2017(e)	485	486		6.00%, 01/01/2038(e)	210	232
Michaels Stores Inc, Term Loan B				6.00%, 07/01/2038	5,256	5,820
0.00%, 01/24/2020(e),(h)	2,110	2,126		6.50%, 06/01/2017	109	116
Neiman Marcus Group Inc/The, Term Loan				6.50%, 03/01/2029	2	3
4.75%, 04/25/2018(e)	525	526		6.50%, 03/01/2029	18	21
Serta Simmons Holdings LLC, Term Loan B				6.50%, 05/01/2029	29	34
5.00%, 09/19/2019(e)	720	729		6.50%, 04/01/2031	14	17
		$4,819		6.50%, 06/01/2031	1	1
				6.50%, 09/01/2031	12	14
Semiconductors - 0.02%				6.50%, 02/01/2032	11	13
Freescale Semiconductor Inc, Term Loan B1				6.50%, 02/01/2032	9	10
4.46%, 11/29/2013(e)	543	543
				6.50%, 05/01/2032	36	41
				6.50%, 04/01/2035	410	466
Telecommunications - 0.06%				6.50%, 10/01/2035	188	214
Intelsat Jackson Holdings SA, Term Loan				7.00%, 12/01/2029	15	18
3.20%, 02/01/2014(e)	885	884		7.00%, 06/01/2030	25	30
Level 3 Financing Inc, Term Loan B				7.00%, 12/01/2030	13	15
5.18%, 08/01/2019(e)	505	512		7.00%, 06/01/2031	1	1
		$1,396		7.00%, 09/01/2031	4	5
TOTAL SENIOR FLOATING RATE INTERESTS		$42,345		7.50%, 09/01/2030	5	5
U.S. GOVERNMENT & GOVERNMENT	Principal			7.50%, 09/01/2030	4	5
AGENCY OBLIGATIONS - 42.84%	Amount (000's)	Value(000	's)	7.50%, 01/01/2031	27	32
Federal Home Loan Mortgage Corporation (FHLMC) - 4.80%				7.50%, 03/01/2031	7	8
				7.50%, 02/01/2032	15	18
2.49%, 01/01/2034(e)	$132	$138		8.00%, 09/01/2030	118	134
2.59%, 12/01/2035(e)	70	74				$110,716
2.86%, 05/01/2037(e)	396	425
				Federal National Mortgage Association (FNMA) - 17.32%
3.50%, 04/01/2042	19,164	20,386		2.01%, 10/01/2034(e)	275	290
3.50%, 08/01/2042	9,808	10,400		2.27%, 01/01/2033(e)	217	229
4.00%, 10/01/2041	2,767	2,937		2.45%, 09/01/2038(e)	3,123	3,314
4.50%, 04/01/2031	4,756	5,165		2.50%, 02/01/2028(j)	19,600	20,292
4.50%, 06/01/2040	2,733	3,028		2.53%, 12/01/2032(e)	212	225
4.50%, 08/01/2040	326	351		2.58%, 07/01/2033(e)	1,786	1,895
4.50%, 01/01/2041	5,812	6,438		2.66%, 07/01/2034(e)	533	567
4.50%, 04/01/2041	16,596	17,757		2.68%, 04/01/2036(e)	397	425
5.00%, 03/01/2018	946	1,015		2.72%, 02/01/2036(e)	40	41
5.00%, 05/01/2018	634	677		2.76%, 03/01/2035(e)	5,639	6,056
5.00%, 10/01/2018	481	514		2.81%, 03/01/2035(e)	446	472
5.00%, 01/01/2019	695	742		2.86%, 08/01/2035(e)	348	371
5.00%, 06/01/2031	2,767	3,076		3.00%, 02/01/2027(j)	33,000	34,645
5.00%, 12/01/2038	728	783		3.00%, 04/01/2033(e)	260	275
5.00%, 02/01/2039	4,164	4,482		3.00%, 12/01/2040	251	259
5.00%, 08/01/2040	5,595	6,156		3.00%, 11/01/2042	919	952
5.07%, 07/01/2034(e)	46	49		3.00%, 02/01/2043(j)	24,900	25,713
5.50%, 03/01/2018	226	245		3.33%, 04/01/2041(e)	2,558	2,702
5.50%, 08/01/2023	1,894	2,038		3.50%, 12/01/2025	3,826	4,107
5.50%, 06/01/2024	234	256		3.50%, 02/01/2027(j)	1,950	2,062
5.50%, 04/01/2033	84	92		3.50%, 04/01/2027	1,899	2,026
5.50%, 05/01/2033	266	290		3.50%, 01/01/2041	533	563
5.50%, 10/01/2033	228	256		3.50%, 02/01/2042(j)	15,000	15,818
5.50%, 12/01/2033	1,825	1,972		3.50%, 03/01/2042	5,411	5,773
5.50%, 11/01/2036	2,099	2,327		3.50%, 08/01/2042	5,329	5,630
5.50%, 04/01/2038	853	923		3.50%, 10/01/2042	17,333	18,421
5.50%, 08/01/2038	1,422	1,606		4.00%, 08/01/2020	4,249	4,538
5.50%, 03/01/2040	2,330	2,583		4.00%, 02/01/2027(j)	3,350	3,576
6.00%, 07/01/2017	42	44		4.00%, 02/01/2031	1,103	1,180
6.00%, 03/01/2022	84	92

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 02/01/2031	$1,178	$1,260		7.00%, 03/01/2032	$78	$92
4.00%, 05/01/2031	2,214	2,370		7.50%, 08/01/2032	30	37
4.00%, 06/01/2031	3,622	3,875				$399,548
4.00%, 12/01/2040	5,816	6,422		Government National Mortgage Association (GNMA) - 9.58%
4.00%, 12/01/2040	12,044	13,227
4.00%, 12/01/2040	8,697	9,481		3.00%, 02/15/2043(j)	6,600	6,887
4.00%, 01/01/2041	17,230	18,783		3.50%, 02/01/2042(j)	54,200	58,257
4.00%, 02/01/2042(j)	12,000	12,754		3.50%, 03/15/2042	2,896	3,159
4.50%, 05/01/2031	10,754	11,603		3.50%, 04/15/2042	2,826	3,069
4.50%, 12/01/2039	140	150		3.50%, 05/15/2042	10,767	11,586
4.50%, 05/01/2040	2,990	3,297		3.50%, 10/15/2042	2,986	3,213
4.50%, 05/01/2040	2,828	3,157		4.00%, 10/15/2041	7,415	8,171
4.50%, 07/01/2040	2,116	2,333		4.00%, 02/01/2042(j)	25,000	27,191
4.50%, 01/01/2041	2,571	2,835		4.00%, 02/15/2042	2,787	3,071
4.50%, 02/01/2041	32,042	35,335		4.00%, 04/20/2042	8,625	9,314
4.50%, 09/01/2041	1,861	2,007		4.50%, 06/20/2025	12,452	13,554
5.00%, 03/01/2018	306	331		4.50%, 01/20/2042	18,061	19,708
5.00%, 05/01/2020	372	408		4.50%, 08/20/2042	1,754	1,909
5.00%, 12/01/2039	263	294		5.00%, 11/15/2033	5,832	6,403
5.00%, 02/01/2040	707	775		5.00%, 06/15/2034	131	144
5.00%, 04/01/2040	1,399	1,534		5.00%, 10/20/2039	749	822
5.00%, 05/01/2041	6,748	7,397		5.00%, 06/20/2040	13,153	14,449
5.00%, 02/01/2042(j)	25,000	26,988		5.00%, 07/20/2040	1,124	1,240
5.32%, 10/01/2036(e)	353	378		5.00%, 07/20/2040	1,534	1,678
5.50%, 09/01/2017	48	51		5.00%, 09/20/2041	2,337	2,581
5.50%, 10/01/2017	59	64		5.00%, 11/20/2041	3,482	3,822
5.50%, 06/01/2020	1,223	1,321		5.00%, 02/20/2042	360	394
5.50%, 09/01/2020	1,518	1,639		5.00%, 06/20/2042	8,514	9,347
5.50%, 02/01/2023	154	169		5.50%, 10/15/2033	1,994	2,257
5.50%, 06/01/2023	554	601		5.50%, 05/20/2035	279	309
5.50%, 07/01/2023	11	12		5.50%, 02/15/2038	3,128	3,421
5.50%, 07/01/2033	599	658		5.50%, 07/15/2039	699	764
5.50%, 09/01/2033	571	627		6.00%, 07/20/2028	97	110
5.50%, 08/01/2036	5,046	5,507		6.00%, 11/20/2028	85	96
5.50%, 02/01/2037	317	350		6.00%, 01/20/2029	93	107
5.50%, 04/01/2038	12,535	13,849		6.00%, 07/20/2029	21	24
5.50%, 12/01/2038	4,947	5,465		6.00%, 08/15/2031	44	50
5.50%, 01/01/2040	2,857	3,129		6.00%, 01/15/2032	11	12
5.50%, 04/01/2040	1,122	1,240		6.00%, 02/15/2032	141	160
5.50%, 05/01/2040	2,023	2,220		6.00%, 02/15/2033	84	96
5.50%, 05/01/2040	2,078	2,276		6.00%, 12/15/2033	96	108
6.00%, 10/01/2021	830	907		6.00%, 03/15/2039	2,595	2,931
6.00%, 02/01/2023	62	67		6.50%, 03/20/2028	16	19
6.00%, 02/01/2038(e)	3,427	3,743		6.50%, 05/20/2029	14	17
6.00%, 05/01/2038	564	623		6.50%, 02/20/2032	8	9
6.00%, 05/01/2038	1,153	1,299		6.50%, 10/15/2032	49	57
6.00%, 08/01/2038	849	939		6.50%, 12/15/2032	302	354
6.00%, 08/01/2038	2,605	2,920		7.00%, 04/15/2031	1	1
6.00%, 12/01/2038	6,952	7,742		7.00%, 06/15/2031	29	35
6.04%, 12/01/2036(e)	1,656	1,781		7.00%, 07/15/2031	4	5
6.50%, 07/01/2016	5	5		7.00%, 06/15/2032	170	202
6.50%, 02/01/2017	15	16		8.00%, 01/20/2031	10	12
6.50%, 03/01/2017	9	9				$221,125
6.50%, 04/01/2017	2	2
6.50%, 08/01/2017	106	114		U.S. Treasury - 11.14%
6.50%, 05/01/2022	19	21		0.13%, 08/31/2013	3,625	3,625
6.50%, 12/01/2031	8	10		0.13%, 07/31/2014	20,000	19,972
6.50%, 02/01/2032	8	9		0.25%, 06/30/2014	13,000	13,006
6.50%, 02/01/2032	8	9		0.25%, 05/15/2015	700	699
6.50%, 04/01/2032	12	13		0.38%, 07/31/2013	150	150
6.50%, 06/01/2032	4	5		0.63%, 05/31/2017	22,480	22,390
6.50%, 08/01/2032	32	36		0.75%, 06/30/2017(k)	22,000	22,007
6.50%, 07/01/2037	1,063	1,195		0.75%, 10/31/2017	200	199
6.50%, 07/01/2037	1,442	1,621		1.00%, 08/31/2016	22,770	23,137
6.50%, 12/01/2037	2,058	2,259		1.00%, 03/31/2017	2,450	2,481
6.50%, 02/01/2038	1,103	1,232		1.25%, 10/31/2015	35,100	35,934
6.50%, 03/01/2038	612	680		1.38%, 12/31/2018	10,000	10,156
6.50%, 09/01/2038	3,180	3,550		1.50%, 07/31/2016	20,465	21,157
7.00%, 02/01/2032	19	23		1.63%, 11/15/2022	1,140	1,104
				1.75%, 05/15/2022	200	198

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

			(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements
			for additional information.
U.S. GOVERNMENT & GOVERNMENT	Principal		(j)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	Notes to Financial Statements for additional information.
U.S. Treasury (continued)			(k)	Security or a portion of the security was pledged to cover margin
1.88%, 08/31/2017	$22,925	$24,055	requirements for swap and/or swaption contracts. At the end of the period,
2.38%, 05/31/2018	275	295	the value of these securities totaled $980 or 0.04% of net assets.
2.63%, 04/30/2016	300	321
2.63%, 01/31/2018	10,000	10,856
2.75%, 08/15/2042	2,485	2,289	Portfolio Summary (unaudited)
3.13%, 05/15/2019	500	559	Sector	Percent
3.13%, 02/15/2042	2,535	2,531	Mortgage Securities	39.03%
3.25%, 12/31/2016	100	110	Financial	18.55%
4.38%, 05/15/2040	14,500	18,102
4.50%, 02/15/2036	13,500	17,090	Government	11.89%
			Asset Backed Securities	10.39%
4.75%, 02/15/2041	80	106	Consumer, Non-cyclical	6.89%
5.38%, 02/15/2031	25	35
6.13%, 08/15/2029	25	37	Energy	6.66%
			Communications	5.87%
6.75%, 08/15/2026	3,000	4,514	Consumer, Cyclical	2.96%
		$257,115	Industrial	2.72%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY			Basic Materials	2.19%
OBLIGATIONS		$988,504	Utilities	2.17%
	Maturity		Technology	0.68%
REPURCHASE AGREEMENTS - 5.77%	Amount (000's)	Value (000's)	Diversified	0.02%
Banks - 5.77%			Liabilities in Excess of Other Assets, Net	(10.02)%
Investment in Joint Trading Account; Credit	$29,161	$29,161	TOTAL NET ASSETS	100.00%
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $29,744,448; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	20,413	20,413
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $20,821,112; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	30,619	30,620
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $31,231,673; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	52,877	52,877
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $53,934,724; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$133,071
TOTAL REPURCHASE AGREEMENTS		$133,071
Total Investments		$2,538,608
Liabilities in Excess of Other Assets, Net - (10.02)%		$(231,295)
TOTAL NET ASSETS - 100.00%		$2,307,313

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $14,166 or 0.61% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $337,803 or 14.64% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2013.
(f)	Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after January 31, 2013, at which time the interest rate will be determined.

See accompanying notes

Schedule of Investments
Bond & Mortgage Securities Fund
January 31, 2013 (unaudited)

Credit Default Swaps

Buy Protection
Counterparty (Issuer)	Reference Entity	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
Barclays Bank PLC	CMBX.NA.AAA4	(0.35)%	02/17/2051	$6,250	$229	$492	$(263)
Deutsche Bank AG	CMBX.NA.AAA3	(0.08)%	12/13/2049	6,250	233	276	(43)
Total	$462	$768	$(306)

All dollar amounts are shown in thousands (000's)

Foreign Currency Contracts

Foreign Currency Purchase Contracts	Counterparty	Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Japanese Yen	JP Morgan Chase	03/13/2013	34,999,267	$425	$383	$(42)
Total	$(42)

Foreign Currency Sale Contracts	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Australian Dollar	JP Morgan Chase	03/13/2013	59,061	$61	$61	$—
British Pound Sterling	JP Morgan Chase	03/13/2013	197,908	319	314	5
Canadian Dollar	JP Morgan Chase	03/13/2013	121,028	122	121	1
Danish Krone	JP Morgan Chase	03/13/2013	209,376	37	38	(1)
Euro	JP Morgan Chase	03/13/2013	1,606,658	2,090	2,182	(92)
Japanese Yen	JP Morgan Chase	03/13/2013	140,645,891	1,708	1,539	169
Mexican Peso	JP Morgan Chase	03/13/2013	1,875,723	146	147	(1)
Polish Zloty	JP Morgan Chase	03/13/2013	102,280	32	33	(1)
Swedish Krona	JP Morgan Chase	03/13/2013	262,340	39	41	(2)
Swiss Franc	JP Morgan Chase	03/13/2013	14,556	16	16	—
Total	$78

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

Counterparty (Issuer)	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Deutsche Bank AG 3 Month LIBOR	Receive	1.74%	09/04/2022	$8,000	$186	$—	$186
Morgan Stanley & 3 Month LIBOR	Receive	2.38%	09/04/2032	8,000	546	—	546
Co
Total	$732	$—	$732

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 1.27%	Shares Held	Value(000	's)			Principal
Publicly Traded Investment Fund - 1.27%					MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
BlackRock Liquidity Funds California Money	3,000,000	$3,000			California (continued)
Fund Portfolio					California State University (credit support
					from AGM)
TOTAL INVESTMENT COMPANIES		$3,000			5.00%, 11/1/2039	$1,000	$1,111
	Principal				California Statewide Communities
MUNICIPAL BONDS - 102.62%	Amount (000's)	Value(000	's)		Development Authority
					5.00%, 5/15/2042	1,000	1,091
California - 100.80%					5.25%, 11/1/2030	1,500	1,731
Abag Finance Authority for Nonprofit					7.25%, 11/15/2041	1,500	1,716
Corps (credit support from ACA)					California Statewide Communities
5.70%, 11/1/2013	$615	$616			Development Authority (credit support from
Abag Finance Authority for Nonprofit					CA MTG INS)
Corps (credit support from CA MTG INS)					6.25%, 8/15/2028	2,250	2,690
5.00%, 4/1/2042	1,000	1,095			California Statewide Communities
Anaheim Public Financing Authority					Development Authority (credit support from
5.25%, 10/1/2034	1,000	1,143			FHA INS)
Baldwin Park Financing Authority					6.25%, 8/1/2024	855	1,045
4.63%, 8/1/2016	1,130	1,164			Carson Redevelopment Agency (credit
Barstow Redevelopment Agency (credit					support from NATL-RE)
support from NATL-RE)					5.50%, 10/1/2016	1,000	1,107
7.00%, 9/1/2014	340	362			City of Alhambra CA (credit support from
7.00%, 9/1/2014	175	185		NATL	-RE)
Bay Area Governments Association (credit					6.13%, 9/2/2018	3,155	3,165
support from XLCA)					City of Bakersfield CA Wastewater
5.25%, 9/1/2029	2,000	2,014			Revenue (credit support from AGM)
Bay Area Toll Authority					5.00%, 9/15/2032	2,000	2,172
5.13%, 4/1/2039	3,000	3,424			City of Chula Vista CA (credit support from
Berkeley Unified School District/CA (credit				NATL	-RE)
support from ASSURED GTY)					5.00%, 8/1/2027	3,000	3,040
5.00%, 8/1/2031	1,250	1,407			City of Compton CA Water Revenue
California County Tobacco Securitization					6.00%, 8/1/2039	1,250	1,267
Agency					City of Los Angeles Department of Airports
5.45%, 6/1/2028(a)	2,000	1,973
					5.00%, 5/15/2035	2,000	2,284
California Educational Facilities Authority					5.13%, 5/15/2033	1,230	1,368
5.00%, 1/1/2038(b)	1,379	1,507
5.00%, 10/1/2038(b)	900	1,044			City of Riverside CA Electric Revenue (credit
5.00%, 1/1/2039(b)	3,642	4,091			support from AGM)
5.25%, 10/1/2039(b)	6,500	7,611			5.00%, 10/1/2038	3,000	3,266
					City of San Francisco CA Public Utilities
5.38%, 4/1/2034	1,000	1,109			Commission Water Revenue
California Health Facilities Financing					5.00%, 11/1/2029	2,210	2,624
Authority					5.00%, 11/1/2036	2,010	2,344
4.00%, 3/1/2033(c)	2,000	2,043
4.00%, 3/1/2043(c)	1,000	1,005			City of San Jose CA Airport Revenue (credit
					support from AMBAC)
5.00%, 11/15/2036	1,895	2,082			5.00%, 3/1/2037	3,000	3,144
5.75%, 9/1/2039	2,000	2,321			City of Torrance CA
6.00%, 7/1/2039	2,000	2,363			6.00%, 6/1/2022	1,000	1,004
6.50%, 10/1/2038	985	1,191			City of Turlock CA
6.50%, 10/1/2038	15	20			5.13%, 10/15/2031	1,000	1,049
California Infrastructure & Economic					5.13%, 10/15/2037	1,000	1,044
Development Bank (credit support from					City of Vernon CA Electric System Revenue
NATL-RE FGIC)					5.13%, 8/1/2021	2,000	2,272
5.00%, 8/15/2018	500	526			Coachella Redevelopment Agency
California Municipal Finance Authority					5.88%, 12/1/2028	1,755	1,762
5.25%, 8/1/2042	850	868			Coachella Valley Unified School
5.30%, 8/1/2047	675	689			District/CA (credit support from AGM)
California Pollution Control Financing					0.00%, 8/1/2039(d)	5,300	1,381
Authority					County of Orange CA Airport Revenue
5.00%, 1/1/2022	2,000	2,192			5.00%, 7/1/2031	1,000	1,127
5.00%, 7/1/2037	4,000	4,190			County of Sacramento CA Airport System
5.00%, 11/21/2045	2,500	2,599			Revenue
California Pollution Control Financing					5.00%, 7/1/2040	2,000	2,207
Authority (credit support from AMBAC-					Desert Hot Springs Redevelopment Agency
TCRS)					5.60%, 9/1/2038	2,000	1,583
5.85%, 6/1/2021	2,500	2,509			Dinuba Financing Authority
California State Department of Water					5.38%, 9/1/2038	1,000	980
Resources					East Bay Municipal Utility District
5.00%, 12/1/2028	1,680	1,962			5.00%, 6/1/2036	1,000	1,170
California State Public Works Board					El Monte Union High School District (credit
5.00%, 4/1/2037	1,000	1,100			support from ASSURED GTY)
California State University					5.50%, 6/1/2034	2,000	2,301
5.25%, 11/1/2038	2,000	2,260

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)
California (continued)				California (continued)
Escondido Union High School District				Riverside County Public Financing Authority
0.00%, 8/1/2041(d)	$1,000	$254		5.80%, 5/15/2029	$2,100	$1,135
Fontana Redevelopment Agency (credit				Riverside County Transportation Commission
support from NATL-RE)				5.00%, 6/1/2032	1,500	1,697
5.20%, 9/1/2030	1,000	1,001		Rocklin Unified School District (credit
Foothill-De Anza Community College				support from NATL-RE FGIC)
District				0.00%, 8/1/2019(d)	1,360	982
5.00%, 8/1/2040	1,500	1,707		0.00%, 8/1/2020(d)	1,415	968
Highland Redevelopment Agency (credit				0.00%, 8/1/2023(d)	1,225	713
support from AMBAC)				Rosedale-Rio Bravo Water Storage District
5.00%, 12/1/2028	3,000	3,043		Kern County
Indio Redevelopment Agency				5.00%, 1/1/2032	3,000	3,250
5.63%, 8/15/2035	1,355	1,403		5.00%, 1/1/2042	2,750	2,958
La Verne Public Financing Authority				Salinas Valley Solid Waste Authority (credit
7.25%, 9/1/2026	800	801		support from AMBAC)
Lake Elsinore Public Financing Authority				5.25%, 8/1/2027	1,975	1,979
5.80%, 9/2/2015	580	582		5.25%, 8/1/2031	2,000	2,004
Lancaster Redevelopment Agency				San Bernardino County Redevelopment
6.88%, 8/1/2039	1,000	1,151		Agency (credit support from RADIAN)
Los Angeles Community Redevelopment				5.00%, 9/1/2018	1,565	1,663
Agency (credit support from NATL-RE)				San Diego Community College District
5.40%, 7/1/2024	2,500	2,502		5.25%, 8/1/2033(b)	1,950	2,370
Los Angeles Department of Water & Power				San Diego County Regional Airport
5.38%, 7/1/2038	1,000	1,160		Authority
Los Angeles Unified School District/CA				5.00%, 7/1/2040	2,250	2,512
5.00%, 7/1/2029	2,000	2,312		San Diego Public Facilities Financing
Los Angeles Unified School				Authority
District/CA (credit support from AGM)				5.00%, 4/15/2037	1,020	1,107
5.00%, 7/1/2032	1,000	1,132		San Diego Public Facilities Financing
Merced Union High School District				Authority Water Revenue
0.00%, 8/1/2032(d)	3,380	1,392		5.38%, 8/1/2034	2,000	2,351
Metropolitan Water District of Southern				San Diego Redevelopment Agency
California (credit support from AGM)				6.40%, 9/1/2019	1,000	1,002
5.00%, 7/1/2035	1,250	1,364		San Diego Unified School District/CA
Morongo Band of Mission Indians/The				0.00%, 7/1/2033(d)	5,020	2,102
6.50%, 3/1/2028(e)	1,000	1,098		San Francisco Bay Area Rapid Transit
Needles Public Utility Authority				District
6.50%, 2/1/2022	2,785	2,786		5.00%, 7/1/2028	1,755	2,075
Norco Financing Authority (credit support				San Francisco City & County Airports Comm-
from AGM)				San Francisco International Airport
5.63%, 10/1/2034	1,000	1,145		5.00%, 5/1/2040	1,000	1,109
Northern Inyo County Local Hospital District				San Francisco City & County Redevelopment
5.00%, 12/1/2029	1,010	1,055		Agency
Ontario Redevelopment Financing				6.50%, 8/1/2039	1,000	1,160
Authority (credit support from AMBAC)				San Luis Obispo County Financing
5.50%, 8/1/2016	1,055	1,064		Authority (credit support from AGM)
Ontario Redevelopment Financing				5.00%, 8/1/2030	1,000	1,137
Authority (credit support from NATL-RE)				Santa Clara County Financing Authority
5.25%, 8/1/2016	1,060	1,062		5.25%, 5/15/2036	2,000	2,278
Palm Desert Financing Authority (credit				Semitropic Improvement District
support from NATL-RE)				5.00%, 12/1/2038	2,000	2,236
5.00%, 8/1/2022	1,280	1,300		Sierra View Local Health Care District/CA
Perris Public Financing Authority				5.25%, 7/1/2032	1,500	1,561
5.30%, 10/1/2026	2,805	2,832		Solana Beach School District
Pittsburg Unified School District				5.00%, 9/1/2042	1,350	1,406
0.00%, 8/1/2036(d)	1,365	409		South Gate Public Financing Authority (credit
Pittsburg Unified School District (credit				support from AMBAC)
support from FSA)				5.25%, 9/1/2022	2,090	2,116
5.50%, 8/1/2031	1,000	1,149		South Gate Public Financing Authority (credit
Pomona Public Financing Authority (credit				support from XLCA)
support from NATL-RE)				5.00%, 9/1/2016	1,145	1,171
5.00%, 2/1/2021	5,000	5,005		Southern California Public Power Authority
Pomona Unified School District (credit				5.25%, 7/1/2029	695	835
support from NATL-RE)				5.25%, 7/1/2031	695	830
6.15%, 8/1/2030	1,000	1,198		State of California
Poway Unified School District				5.00%, 9/1/2036	1,000	1,154
0.00%, 8/1/2036(d)	4,000	1,364		5.00%, 4/1/2042	4,000	4,534
Richmond Joint Powers Financing Authority				5.00%, 9/1/2042	5,000	5,693
6.25%, 7/1/2024	1,000	1,178		5.25%, 7/1/2021	2,000	2,452

See accompanying notes

Schedule of Investments
California Municipal Fund
January 31, 2013 (unaudited)

			Portfolio Summary (unaudited)

	Principal		Sector	Percent
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	Revenue Bonds	48.08%
			Insured	28.97%
California (continued)			General Obligation Unltd	15.14%
State of California (continued)			Tax Allocation	4.17%
5.25%, 11/1/2040	$1,500	$1,737	Certificate Participation	3.98%
5.75%, 4/1/2031	675	800	Special Tax	1.77%
6.00%, 3/1/2033	2,000	2,487	Exchange Traded Funds	1.27%
6.00%, 4/1/2038	3,000	3,595	Prerefunded	0.51%
Stockton East Water District (credit support			Liability For Floating Rate Notes Issued	(4.88)%
from NATL-RE FGIC)			Other Assets in Excess of Liabilities, Net	0.99%
5.25%, 4/1/2022	1,780	1,784	TOTAL NET ASSETS	100.00%
Tobacco Securitization Authority of Southern
California
5.13%, 6/1/2046	1,500	1,329
Tracy Area Public Facilities Financing
Agency (credit support from NATL-RE)
5.88%, 10/1/2013	100	101
Tustin Community Facilities District
5.38%, 9/1/2029	1,000	1,011
Tustin Public Financing Authority
5.00%, 4/1/2041	1,000	1,136
Twin Rivers Unified School District
0.00%, 4/1/2014(d)	1,500	1,483
University of California
5.25%, 5/15/2039(b)	3,000	3,475
Upland Community Facilities District
5.00%, 9/1/2031	1,110	1,195
Walnut Energy Center Authority
5.00%, 1/1/2035	2,000	2,194
Western Municipal Water District Facilities
Authority
5.00%, 10/1/2034	1,700	1,923
		$238,949
Guam - 0.94%
Guam Power Authority
5.00%, 10/1/2034	2,000	2,231
Puerto Rico - 0.88%
Puerto Rico Infrastructure Financing
Authority
5.25%, 12/15/2026	2,000	2,082
TOTAL MUNICIPAL BONDS		$243,262
Total Investments		$246,262
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.88)%
Notes with an interest rate of 0.11% at January	$(11,576)	$(11,576)
31, 2013 and contractual maturity of collateral
from 2016-2017.(f)
Total Net Investments		$234,686
Other Assets in Excess of Liabilities, Net - 0.99%		$2,352
TOTAL NET ASSETS - 100.00%		$237,038
(a)	Variable Rate. Rate shown is in effect at January 31, 2013.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c) Security purchased on a when-issued basis.
(d) Non-Income Producing Security
(e)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,098 or 0.46% of net assets.
(f)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at January 31, 2013

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

							Principal
CONVERTIBLE PREFERRED STOCKS - 0.22%	Shares Held			Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Banks- 0.22%						Banks (continued)
Wells Fargo & Co		5,800		$7,487		Dexia Credit Local SA (continued)
						2.75%, 01/10/2014		$6,410	$6,470
TOTAL CONVERTIBLE PREFERRED STOCKS				$7,487		2.75%, 04/29/2014(c)		5,700	5,801
PREFERRED STOCKS - 0.31%	Shares Held		Value	(000	's)	DNB Bank ASA
						3.20%, 04/03/2017(c)		3,600	3,817
REITS- 0.31%						Export-Import Bank of Korea
Sovereign Real Estate Investment Trust		8,000		10,410		5.13%, 06/29/2020		1,400	1,593
						5.88%, 01/14/2015		8,000	8,714
TOTAL PREFERRED STOCKS				$10,410		Fifth Third Bancorp
	Principal					0.73%, 12/20/2016(a)		1,000	974
BONDS- 38.09%	Amount (000's)			Value(000	's)	Goldman Sachs Group Inc/The
						0.54%, 05/23/2016(a)	EUR	1,200	1,577
Agriculture - 0.06%
UST LLC						6.25%, 09/01/2017		$1,800	2,107
5.75%, 03/01/2018		$1,700		$2,009		6.75%, 10/01/2037		1,400	1,580
						HSBC Bank PLC
						2.00%, 01/19/2014(b),(c)		1,800	1,817
Airlines - 0.02%						HSBC USA Inc
UAL 2009-1 Pass Through Trust						2.38%, 02/13/2015		4,600	4,744
10.40%, 05/01/2018		572		662		Intesa Sanpaolo SpA
						2.71%, 02/24/2014(a),(b),(c)		4,100	4,128
Banks- 8.52%						JP Morgan Chase & Co
						7.90%, 04/29/2049(a)		1,000	1,150
Ally Financial Inc
3.51%, 02/11/2014(a)		12,900		13,095		JP Morgan Chase Bank NA
						0.64%, 06/13/2016(a)		3,500	3,435
4.63%, 06/26/2015		500		525
6.75%, 12/01/2014		300		324		KeyCorp
7.50%, 09/15/2020		1,200		1,443		6.50%, 05/14/2013		800	813
8.30%, 02/12/2015		5,000		5,569		Korea Development Bank/The
American Express Bank FSB						4.38%, 08/10/2015		7,400	7,982
6.00%, 09/13/2017		4,700		5,603		8.00%, 01/23/2014		2,000	2,134
Australia & New Zealand Banking Group Ltd						Lloyds TSB Bank PLC
2.13%, 01/10/2014(b),(c)		5,100		5,178		12.00%, 12/29/2049(c)		12,200	14,652
Banco Santander Brasil SA/Brazil						Morgan Stanley
4.25%, 01/14/2016(c)		2,900		3,009		0.61%, 01/09/2014(a)		1,200	1,195
4.50%, 04/06/2015(c)		500		519		1.28%, 04/29/2013(a)		11,200	11,217
Banco Santander Chile						5.95%, 12/28/2017		2,700	3,098
1.90%, 01/19/2016(a),(c)		2,100		2,047		7.30%, 05/13/2019		1,800	2,203
Bank of America Corp						National Bank of Canada
						2.20%, 10/19/2016(c)		700	734
4.50%, 04/01/2015		10,000		10,645
6.50%, 08/01/2016		10,100		11,678		Nordea Bank AB
						2.13%, 01/14/2014(b),(c)		800	808
Bank 2.85%, of Montreal 06/09/2015(c)		1,800		1,895		4.88%, 01/27/2020(c)		10,900	12,469
Bank of Nova Scotia						Regions Bank/Birmingham AL
1.65%, 10/29/2015(c)		1,900		1,950		7.50%, 05/15/2018		4,800	5,849
1.95%, 01/30/2017(c)		200		208		Regions Financial Corp
Barclays Bank PLC						7.38%, 12/10/2037		500	559
2.38%, 01/13/2014		500		508		Royal Bank of Scotland PLC/The
						2.01%, 03/30/2015(a),(b)	CAD	2,000	1,882
5.20%, 07/10/2014		400		425
BBVA Bancomer SA/Texas						Santander Issuances SAU
4.50%, 03/10/2016(c)		1,100		1,163		7.30%, 07/27/2019(a)	GBP	9,050	14,461
6.50%, 03/10/2021(c)		2,300		2,634		Sumitomo Mitsui Banking Corp
						1.95%, 01/14/2014(b),(c)		$2,200	2,222
BPCE SA
2.38%, 10/04/2013(b),(c)		700		706		Turkiye Garanti Bankasi AS
12.50%, 08/29/2049(c)		8,000		9,786		2.80%, 04/20/2016(a),(c)		1,100	1,105
CIT Group Inc						Wells Fargo & Co
5.25%, 04/01/2014(c)		800		834		7.98%, 03/29/2049(a)		14,400	16,560
Citigroup Inc						Westpac Banking Corp
1.76%, 01/13/2014(a)		10,600		10,709		3.59%, 08/14/2014(b),(c)		1,400	1,464
2.31%, 08/13/2013(a)		2,200		2,220					$290,710
3.63%, 11/30/2017	EUR	2,300		2,933		Beverages - 0.17%
4.88%, 05/07/2015		$2,200		2,344		Coca-Cola Enterprises Inc
5.50%, 10/15/2014		10,400		11,140		1.13%, 11/12/2013		5,800	5,834
Credit Agricole SA
7.59%, 01/29/2049(a)	GBP	1,400		2,132
8.38%, 10/13/2049(a),(c)		$16,500		18,006		Chemicals - 0.03%
Credit Suisse/New York NY						Braskem Finance Ltd
2.20%, 01/14/2014		1,700		1,726		5.75%, 04/15/2021 (c)		900	945
Dexia Credit Local SA
0.78%, 04/29/2014(a),(c)		8,700		8,628
2.75%, 01/10/2014(c)		1,790		1,814

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Commercial Services - 0.10%					Finance - Mortgage Loan/Banker (continued)
President and Fellows of Harvard College					Freddie Mac (continued)
6.50%, 01/15/2039(c)		$2,400	$3,387		1.25%, 05/12/2017	$6,500		$6,614
					1.25%, 08/01/2019	13,800		13,685
					1.25%, 10/02/2019	15,800		15,600
Diversified Financial Services - 2.66%					1.75%, 05/30/2019	2,900		2,969
Banque PSA Finance SA
2.21%, 04/04/2014(a),(b),(c)		4,300	4,250		2.38%, 01/13/2022	2,100		2,158
					3.75%, 03/27/2019	2,500		2,860
Bear Stearns Cos LLC/The					5.50%, 08/23/2017	2,000		2,413
7.25%, 02/01/2018		2,300	2,857
Ford Motor Credit Co LLC								$158,496
7.00%, 10/01/2013		6,100	6,332		Gas- 0.01%
General Electric Capital Corp					ENN Energy Holdings Ltd
0.50%, 10/06/2015(a)		7,500	7,441		6.00%, 05/13/2021(c)	200		230
6.88%, 01/10/2039		10,500	13,799
International Lease Finance Corp
5.75%, 05/15/2016		700	753		Healthcare - Services - 0.66%
6.75%, 09/01/2016(c)		1,700	1,917		HCA Inc
Macquarie Group Ltd					8.50%, 04/15/2019	5,200		5,785
7.30%, 08/01/2014(b),(c)		7,400	7,978		Hospital for Special Surgery
					3.50%, 01/01/2023(c)	15,425		16,713
Merrill Lynch & Co Inc
6.50%, 07/15/2018		200	237					$22,498
6.88%, 04/25/2018		1,700	2,048		Holding Companies - Diversified - 0.04%
Northern Rock Asset Management PLC					Noble Group Ltd
5.63%, 06/22/2017(b),(c)		12,200	14,098		6.75%, 01/29/2020	1,200		1,305
SLM Corp
5.00%, 04/15/2015		1,000	1,060
5.05%, 11/14/2014		4,000	4,200		Home Equity Asset Backed Securities - 0.68%
8.78%, 09/15/2016(a),(d)	MXN	118,400	9,405		Argent Securities Inc Asset-Backed Pass-
Springleaf Finance Corp					Through Certificates Series 2005-W2
4.13%, 11/29/2013	EUR	7,500	10,173		0.56%, 10/25/2035(a)	2,400		2,045
6.90%, 12/15/2017		$1,200	1,143		Bear Stearns Asset Backed Securities I Trust
SteelRiver Transmission Co LLC					2006-H E10
4.71%, 06/30/2017(b),(c)		2,796	2,897		0.40%, 12/25/2036(a)	4,000		3,588
			$90,588		Bear Stearns Asset Backed Securities I Trust
					2007 -HE3
Electric - 0.54%					0.45%, 04/25/2037(a)	5,000		1,971
Centrais Eletricas Brasileiras SA					IXIS Real Estate Capital Trust 2005-HE1
6.88%, 07/30/2019(c)		1,600	1,844		0.98%, 06/25/2035(a)	2,100		2,042
Cleco Power LLC					JP Morgan Mortgage Acquisition Trust 2006-
6.00%, 12/01/2040		3,500	4,085		CW1
Duke Energy Carolinas LLC					0.44%, 05/25/2036(a)	6,100		4,266
5.75%, 11/15/2013		2,300	2,396		RASC Series 2005-KS11 Trust
Enel Finance International NV					0.60%, 12/25/2035(a)	10,300		9,152
6.80%, 09/15/2037(b),(c)		2,800	2,958					$23,064
Entergy Corp
3.63%, 09/15/2015		4,500	4,684		Insurance - 0.94%
Korea Hydro & Nuclear Power Co Ltd					American International Group Inc
6.25%, 06/17/2014		900	960		5.45%, 05/18/2017	2,000		2,285
Majapahit Holding BV					8.18%, 05/15/2068	11,300		14,690
7.75%, 01/20/2020		1,300	1,618		8.25%, 08/15/2018	4,000		5,192
			$18,545		Dai-ichi Life Insurance Co Ltd/The
					7.25%, 12/31/2049(b),(c)	2,200		2,477
Engineering & Construction - 0.02%					Prudential Financial Inc
Sydney Airport Finance Co Pty Ltd					4.16%, 06/10/2013(a)	1,000		1,005
5.13%, 02/22/2021(c)		500	546		Stone Street Trust
					5.90%, 12/15/2015(c)	6,000		6,541
Finance - Mortgage Loan/Banker - 4.65%								$32,190
Fannie Mae					Investment Companies - 0.06%
0.88%, 08/28/2017		6,300	6,282		Temasek Financial I Ltd
0.88%, 02/08/2018		6,800	6,750		4.30%, 10/25/2019(c)	1,700		1,923
1.13%, 04/27/2017		16,100	16,304
1.25%, 01/30/2017		18,000	18,355
5.00%, 02/13/2017		2,200	2,569		Iron & Steel - 0.34%
5.00%, 05/11/2017		1,900	2,231		CSN Islands XI Corp
5.38%, 06/12/2017		700	835		6.88%, 09/21/2019 (b)	1,800		2,025
Freddie Mac					CSN Resources SA
1.00%, 03/08/2017		15,700	15,819		6.50%, 07/21/2020 (c)	700		770
1.00%, 06/29/2017		23,700	23,864		Gerdau Holdings Inc
1.00%, 07/28/2017		13,200	13,260		7.00%, 01/20/2020 (c)	1,000		1,175
					Gerdau Trade Inc
1.00%, 09/29/2017		5,900	5,928		5.75%, 01/30/2021 (c)	800		884

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

	Principal						Principal
BONDS (continued)	Amount (000's)		Value(000	's)		BONDS (continued)	Amount (000's)		Value(000	's)
Iron & Steel (continued)						Mortgage Backed Securities (continued)
Vale Overseas Ltd						GSMPS Mortgage Loan Trust 2001-2
5.63%, 09/15/2019		$5,800	$6,590			7.50%, 06/19/2032(c)		$156	$164
			$11,444			Holmes Master Issuer PLC
						1.55%, 10/15/2054(a),(c)	EUR	2,016	2,767
Machinery - Construction & Mining - 0.24%						HomeBanc Mortgage Trust 2005-4
Caterpillar Inc						0.47%, 10/25/2035(a)		$5,798	4,781
0.48%, 05/21/2013(a)		8,100	8,106
						JP Morgan Chase Comm Mort Pass Thr Certs
						Ser 2003-CIBC7
Mining - 0.02%						4.88%, 01/12/2038(a)		4,718	4,829
Corp Nacional del Cobre de Chile						JP Morgan Mortgage Trust 2005-S3
7.50%, 01/15/2019(c)		600	763			5.75%, 01/25/2036		463	438
						JP Morgan Mortgage Trust 2006-A6
						5.72%, 10/25/2036(a)		1,948	1,826
Mortgage Backed Securities - 4.57%						JP Morgan Mortgage Trust 2007-A1
Arran Residential Mortgages Funding 2010-1						3.09%, 07/25/2035(a)		1,547	1,528
PLC						MASTR Reperforming Loan Trust 2005-1
1.39%, 05/16/2047(a),(c)	EUR	60	81			7.00%, 08/25/2034(c)		203	206
1.59%, 05/16/2047(a),(c)		4,200	5,804
Banc of America Funding 2004-D Trust						Merrill Lynch Mortgage Investors Trust
2.93%, 06/25/2034 (a)		$162	163			MLMI Series 2005-A5
						2.57%, 06/25/2035(a)		1,191	1,170
Banc of America Large Loan Trust 2010-						Merrill Lynch Mortgage Investors Trust Series
HLTN						MLCC 2005-3
2.51%, 11/15/2015(a),(c)		6,111	6,117			2.44%, 11/25/2035(a)		1,242	1,217
Banc of America Mortgage Trust 2005-11					ML	-CFC Commercial Mortgage Trust 2007-
5.50%, 12/25/2020		944	978			8
Banc of America Re-REMIC Trust 2009-						5.94%, 08/12/2049(a)		500	584
UBER2						Morgan Stanley Capital I Trust 2004-IQ8
5.67%, 02/24/2051(a),(c)		14,500	16,761			5.11%, 06/15/2040(a)		1,214	1,268
BCAP LLC 2011-RR4-I Trust						Morgan Stanley Mortgage Loan Trust 2005-4
5.25%, 02/26/2036(c)		2,611	2,630
BCAP LLC 2011-RR5-I Trust						5.50%, 08/25/2035		1,883	1,927
5.25%, 08/26/2037 (a),(c),(d)		6,763	6,719			RBSCF Trust 2010-RR3
						5.47%, 09/16/2039(c)		20,378	23,075
5.43%, 03/26/2037(a),(c),(d)		500	415
						RBSSP Resecuritization Trust 2011-3
Bear Stearns ALT-A Trust 2005-4						0.45%, 02/26/2037(a),(c)		3,418	2,908
2.88%, 05/25/2035(a)		375	341
						Silenus European Loan Conduit NO 25 Ltd
Bear Stearns ALT-A Trust 2005-7						0.34%, 05/15/2019(a)	EUR	174	224
2.97%, 09/25/2035(a)		34	28
						STARM Mortgage Loan Trust 2007-4
Bear Stearns ARM Trust 2004-1						5.71%, 10/25/2037(a)		$10,957	10,377
3.01%, 04/25/2034(a)		407	400
Bear Stearns ARM Trust 2005-11						Structured Adjustable Rate Mortgage Loan
3.46%, 12/25/2035 (a)		287	290			Trust
						2.76%, 04/25/2035(a)		3,676	3,437
Bear Stearns Commercial Mortgage Securities						Structured Asset Securities Corp Mortgage
Trust 2007-PWR17					Pass	-Through Ctfs Ser 2004-20
5.70%, 06/11/2050		187	196			6.00%, 11/25/2034		7,846	7,863
Chase Mortgage Finance Trust Series 2005-A1						Wachovia Bank Commercial Mortgage Trust
						Series 2006-C23
5.18%, 12/25/2035(a)		4,012	3,942
						5.42%, 01/15/2045		200	225
Chase Mortgage Finance Trust Series 2006-A1						WaMu Mortgage Pass Through Certificates
						5.14%, 02/25/2037(a)		6,361	6,130
5.76%, 09/25/2036(a)		2,164	2,066
						Wells Fargo Mortgage Backed Securities
CHL Mortgage Pass-Through Trust 2005-24						2006-AR2 Trust
5.50%, 11/25/2035		2,432	2,372			2.63%, 03/25/2036(a)		5,002	4,842
Citicorp Mortgage Securities Trust Series									$155,920
2006-4
5.50%, 08/25/2036		1,769	1,794			Oil & Gas - 1.18%
Citicorp Mortgage Securities Trust Series						Gazprom OAO Via Gaz Capital SA
2007-8						5.09%, 11/29/2015(c)		400	425
6.00%, 09/25/2037		6,875	7,170			Novatek OAO via Novatek Finance Ltd
Citigroup Mortgage Loan Trust Inc						5.33%, 02/03/2016(c)		900	959
5.50%, 09/25/2035		9,867	10,035			Odebrecht Drilling Norbe VIII/IX Ltd
Commercial Mortgage Pass-Through						6.35%, 06/30/2021(c)		855	958
Certificates Series 2008-C1						Petrobras International Finance Co - Pifco
6.06%, 02/15/2041(a)		1,300	1,529			3.88%, 01/27/2016		7,600	7,959
Fannie Mae Grantor Trust 2000-T6						5.88%, 03/01/2018		4,700	5,284
7.50%, 06/25/2030		21	25			7.88%, 03/15/2019		9,600	11,826
Fannie Mae Grantor Trust 2002-T16						Petroleos Mexicanos
7.50%, 07/25/2042		31	36			5.50%, 01/21/2021		1,700	1,951
Fannie Mae REMICS						6.00%, 03/05/2020		3,700	4,347
0.51%, 04/25/2037(a)		1,367	1,370			8.00%, 05/03/2019		2,100	2,688
0.65%, 09/25/2035(a)		2,855	2,872

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Oil & Gas (continued)					Sovereign (continued)
TNK-BP Finance SA					Italy Buoni Poliennali Del Tesoro
7.88%, 03/13/2018		$3,100	$3,743		(continued)
			$40,140		4.25%, 08/01/2014	EUR	1,300	$1,835
					4.50%, 07/15/2015		4,300	6,161
Other Asset Backed Securities - 0.85%					4.50%, 08/01/2018		4,300	6,202
ACA CLO 2006-1 Ltd					4.75%, 09/15/2016		11,600	16,919
0.55%, 07/25/2018(a),(c)		1,299	1,274
Countrywide Asset-Backed Certificates					4.75%, 05/01/2017		12,700	18,485
0.55%, 04/25/2036 (a)		3,400	3,131		4.75%, 06/01/2017		1,100	1,600
					6.00%, 11/15/2014		3,100	4,527
Halcyon Structured Asset Management Long					Italy Certificati di Credito del Tesoro Zero
Secured/Short Unsecured 2007-1 Ltd					Coupon
0.54%, 08/07/2021(a),(c)		11,261	11,036		0.00%, 09/30/2014(e)		46,900	62,028
Hillmark Funding					Korea Housing Finance Corp
0.56%, 05/21/2021(a),(c)		8,600	8,369		4.13%, 12/15/2015(c)		$900	970
Small Business Administration Participation					Mexican Bonos
Certificates					6.00%, 06/18/2015(a)	MXN	215	1,749
4.43%, 05/01/2029(a)		4,671	5,158		6.25%, 06/16/2016(a)		25,300	2,088
			$28,968		10.00%, 12/05/2024(a)		201,300	22,551
Regional Authority - 2.94%					Societe Financement de l'Economie Francaise
Province of British Columbia					3.38%, 05/05/2014(c)		$9,800	10,159
4.30%, 06/18/2042	CAD	600	690		Spain Government Bond
Province of Ontario Canada					3.15%, 01/31/2016	EUR	3,000	4,080
1.60%, 09/21/2016		$100	103		3.30%, 10/31/2014		3,100	4,276
1.65%, 09/27/2019		500	495		3.75%, 10/31/2015		27,300	37,817
2.85%, 06/02/2023	CAD	800	790		3.80%, 01/31/2017		500	685
3.00%, 07/16/2018		$1,200	1,299		4.25%, 10/31/2016		4,600	6,418
3.15%, 06/02/2022	CAD	28,000	28,687		4.40%, 01/31/2015		2,000	2,820
4.00%, 06/02/2021		13,000	14,264		4.50%, 01/31/2018		1,000	1,394
4.20%, 03/08/2018		500	553		Vnesheconombank Via VEB Finance PLC
4.20%, 06/02/2020		4,000	4,452		5.45%, 11/22/2017(c)		$900	992
4.30%, 03/08/2017		2,000	2,196					$270,920
4.40%, 06/02/2019		3,000	3,372		Student Loan Asset Backed Securities - 0.09%
4.60%, 06/02/2039		1,500	1,756		SLC Private Student Loan Trust 2009-A
5.50%, 06/02/2018		800	936		4.75%, 06/15/2033(a),(c)		1,384	1,318
5.85%, 03/08/2033		3,800	5,066		SLM Private Education Loan Trust 2009-CT
6.50%, 03/08/2029		4,700	6,517		2.35%, 04/15/2039(a),(b),(c)		794	799
Province of Quebec Canada					SLM Private Education Loan Trust 2010-C
2.75%, 08/25/2021		$2,000	2,058		2.86%, 12/16/2019(a),(c)		1,000	1,029
3.00%, 09/01/2023	CAD	600	594		SLM Student Loan Trust 2008-7
3.50%, 07/29/2020		$800	879		0.80%, 10/25/2017(a)		61	61
3.50%, 12/01/2022	CAD	11,900	12,409					$3,207
3.50%, 12/01/2022		400	417
4.25%, 12/01/2021		7,300	8,101		Telecommunications - 0.26%
4.50%, 12/01/2016		100	110		Vivendi SA
4.50%, 12/01/2017		1,200	1,339		2.40%, 04/10/2015(b),(c)		8,800	8,967
4.50%, 12/01/2018		1,600	1,801
4.50%, 12/01/2020		1,200	1,356		Transportation - 0.07%
			$100,240		Russian Railways via RZD Capital PLC
Savings & Loans - 0.43%					5.74%, 04/03/2017		2,300	2,538
Nationwide Building Society
6.25%, 02/25/2020(b),(c)		$12,700	14,670		TOTAL BONDS			$1,298,815
						Principal
Sovereign - 7.94%					MUNICIPAL BONDS - 4.74%	Amount (000's)		Value(000	's)
Banco Nacional de Desenvolvimento					California - 2.51%
Economico e Social					Bay Area Toll Authority
4.13%, 09/15/2017(c)	EUR	800	1,167		7.04%, 04/01/2050		$6,000	$8,486
Italy Buoni Poliennali Del Tesoro					California Infrastructure & Economic
2.10%, 09/15/2021		1,286	1,676		Development Bank
2.50%, 03/01/2015		5,100	7,006		6.49%, 05/15/2049		1,000	1,172
3.00%, 04/01/2014		1,000	1,384		California State University
3.00%, 04/15/2015		500	693		6.43%, 11/01/2030		1,500	1,735
3.50%, 06/01/2014		600	837		City of Los Angeles CA Wastewater System
3.50%, 11/01/2017		18,000	24,873		Revenue
3.75%, 08/01/2015		900	1,268		5.71%, 06/01/2039		1,000	1,164
3.75%, 04/15/2016		3,000	4,245		Los Angeles County Metropolitan
3.75%, 08/01/2016		5,000	7,068		Transportation Authority
4.00%, 02/01/2017		3,300	4,691		5.74%, 06/01/2039		12,000	14,621
4.25%, 07/01/2014		1,600	2,256

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
California (continued)				Wisconsin - 0.03%
Los Angeles Unified School District/CA				State of Wisconsin (credit support from
6.76%, 07/01/2034	$22,000	$29,332		AGM)
State of California				5.05%, 05/01/2018	$1,000		$1,146
7.60%, 11/01/2040	2,100	3,121
7.63%, 03/01/2040	4,700	6,850		TOTAL MUNICIPAL BONDS			$161,705
7.95%, 03/01/2036	600	746		SENIOR FLOATING RATE INTERESTS -	Principal
University of California				0.06%	Amount (000's)	Value	(000	's)
5.00%, 05/15/2028	5,500	6,664
6.27%, 05/15/2031	5,400	6,214		Diversified Financial Services - 0.06%
6.55%, 05/15/2048	4,500	5,735		Springleaf Financial Funding Co, Term Loan
				5.50%, 05/28/2017(a)	$1,900		$1,904
		$85,840
Florida - 0.17%				TOTAL SENIOR FLOATING RATE INTERESTS			$1,904
County of Seminole FL Water & Sewer				U.S. GOVERNMENT & GOVERNMENT	Principal
Revenue				AGENCY OBLIGATIONS - 67.38%	Amount (000's)	Value	(000	's)
6.44%, 10/01/2040	5,000	5,721		Federal Home Loan Mortgage Corporation (FHLMC) -
				0.21%
Georgia - 0.12%				2.74%, 06/01/2035(a)	$315		$336
Municipal Electric Authority of Georgia				4.50%, 02/01/2040	182		194
6.66%, 04/01/2057	3,500	4,158		4.50%, 12/01/2040	269		295
				4.50%, 12/01/2040	495		538
				4.50%, 12/01/2040	78		86
Illinois - 0.72%				4.50%, 06/01/2041	3,915		4,189
Chicago Transit Authority				4.50%, 07/01/2041	639		683
5.25%, 12/01/2036	5,400	6,232		5.50%, 07/01/2038	919		994
6.20%, 12/01/2040	11,000	12,095					$7,315
City of Chicago IL Waterworks Revenue
6.64%, 11/01/2029	5,000	6,251		Federal National Mortgage Association (FNMA) - 34.27%
		$24,578		2.31%, 08/01/2022	300		302
				2.50%, 03/01/2027(f)	6,000		6,201
Louisiana - 0.12%				2.50%, 10/01/2027	9,859		10,220
State of Louisiana Gasoline & Fuels Tax				2.64%, 06/01/2022	2,900		2,981
Revenue				2.72%, 08/01/2035(a)	303		322
3.00%, 05/01/2043	3,900	3,916		2.86%, 09/01/2035(a)	320		342
				2.87%, 09/01/2027(a)	2,300		2,214
Nebraska - 0.01%				3.00%, 02/01/2027(f)	54,000		56,692
Public Power Generation Agency				3.00%, 02/01/2043(f)	20,000		20,653
7.24%, 01/01/2041	200	236		3.00%, 03/01/2043(f)	5,000		5,149
				3.16%, 05/01/2022	9,461		10,199
				3.33%, 11/01/2021	196		214
Nevada - 0.07%				3.50%, 07/01/2020	187		198
County of Clark NV Airport System Revenue				3.50%, 10/01/2020	66		69
6.82%, 07/01/2045	1,700	2,358		3.50%, 01/01/2025	51		54
				3.50%, 03/01/2025	27		29
New Jersey - 0.07%				3.50%, 07/01/2025	460		487
New Jersey State Turnpike Authority				3.50%, 07/01/2025	30		32
7.10%, 01/01/2041	1,600	2,248		3.50%, 08/01/2025	302		320
				3.50%, 08/01/2025	186		197
				3.50%, 08/01/2025	254		269
New York - 0.80%				3.50%, 08/01/2025	127		135
Metropolitan Transportation Authority				3.50%, 08/01/2025	16		16
5.00%, 11/15/2026	5,100	6,241		3.50%, 09/01/2025	241		255
6.69%, 11/15/2040	10,540	13,344		3.50%, 09/01/2025	232		246
New York City Municipal Water Finance				3.50%, 09/01/2025	1,894		2,004
Authority				3.50%, 09/01/2025	90		96
6.01%, 06/15/2042	1,000	1,322		3.50%, 09/01/2025	396		419
New York State Dormitory Authority				3.50%, 09/01/2025	275		290
5.00%, 12/15/2025	2,000	2,467		3.50%, 10/01/2025	468		495
5.00%, 03/15/2029	3,500	4,194		3.50%, 10/01/2025	477		505
		$27,568		3.50%, 10/01/2025	269		284
Ohio- 0.09%				3.50%, 10/01/2025	551		583
American Municipal Power Inc				3.50%, 10/01/2025	625		662
8.08%, 02/15/2050	2,100	3,000		3.50%, 11/01/2025	474		501
				3.50%, 11/01/2025	456		482
				3.50%, 11/01/2025	14		14
Pennsylvania - 0.03%				3.50%, 11/01/2025	864		914
University of Pittsburgh/PA (credit support				3.50%, 11/01/2025	640		677
from GO OF UNIV)				3.50%, 12/01/2025	1,740		1,841
5.00%, 09/15/2028	800	936		3.50%, 12/01/2025	506		535
				3.50%, 12/01/2025	14		15

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 12/01/2025	$175	$185		4.00%, 11/01/2041	$564	$600
3.50%, 12/01/2025	197	208		4.00%, 01/01/2042	369	392
3.50%, 12/01/2025	171	181		4.00%, 02/01/2042(f)	45,000	47,827
3.50%, 01/01/2026	141	149		4.00%, 06/01/2042	195	209
3.50%, 01/01/2026	164	174		4.50%, 02/01/2025	288	314
3.50%, 01/01/2026	446	472		4.50%, 04/01/2028	239	259
3.50%, 01/01/2026	140	150		4.50%, 03/01/2029	82	88
3.50%, 02/01/2026	221	234		4.50%, 04/01/2029	29	32
3.50%, 02/01/2026	206	218		4.50%, 05/01/2029	251	270
3.50%, 02/01/2026	639	676		4.50%, 05/01/2029	221	239
3.50%, 02/01/2026	75	79		4.50%, 06/01/2029	890	957
3.50%, 03/01/2026	191	202		4.50%, 06/01/2029	1,379	1,483
3.50%, 03/01/2026	428	453		4.50%, 08/01/2029	364	400
3.50%, 06/01/2026	334	354		4.50%, 09/01/2029	16	17
3.50%, 08/01/2026	93	98		4.50%, 10/01/2029	323	348
3.50%, 08/01/2026	445	470		4.50%, 11/01/2029	718	772
3.50%, 08/01/2026	281	297		4.50%, 02/01/2030	128	137
3.50%, 08/01/2026	755	799		4.50%, 06/01/2033	286	308
3.50%, 09/01/2026	303	320		4.50%, 07/01/2033	3,037	3,275
3.50%, 09/01/2026	152	160		4.50%, 08/01/2033	285	307
3.50%, 09/01/2026	2,460	2,603		4.50%, 08/01/2033	884	953
3.50%, 10/01/2026	18	19		4.50%, 08/01/2033	8	9
3.50%, 10/01/2026	323	342		4.50%, 09/01/2033	20	21
3.50%, 10/01/2026	75	79		4.50%, 09/01/2033	574	618
3.50%, 10/01/2026	56	60		4.50%, 10/01/2033	23	25
3.50%, 10/01/2026	340	359		4.50%, 01/01/2034	2,167	2,337
3.50%, 11/01/2026	53	56		4.50%, 03/01/2034	14	15
3.50%, 11/01/2026	652	690		4.50%, 01/01/2035	292	315
3.50%, 12/01/2026	1,535	1,624		4.50%, 02/01/2035	520	560
3.50%, 02/01/2027(f)	8,000	8,459		4.50%, 04/01/2035	27	29
3.50%, 02/01/2027	939	1,008		4.50%, 06/01/2035	461	496
3.50%, 02/01/2027	650	693		4.50%, 11/01/2035	24,103	25,947
3.50%, 03/01/2027	102	108		4.50%, 12/01/2035	277	298
3.50%, 06/01/2027	204	216		4.50%, 12/01/2035	2,476	2,661
3.50%, 07/01/2027	104	111		4.50%, 03/01/2036	911	981
3.50%, 02/01/2042(f)	63,000	66,435		4.50%, 03/01/2036	301	323
3.89%, 07/01/2021(a)	2,500	2,794		4.50%, 09/01/2036	1,262	1,356
4.00%, 07/01/2024	48	51		4.50%, 04/01/2037	53	57
4.00%, 10/01/2024	39	42		4.50%, 07/01/2037	816	876
4.00%, 02/01/2025	91	97		4.50%, 08/01/2037	572	614
4.00%, 10/01/2025	39	42		4.50%, 03/01/2038	8	8
4.00%, 01/01/2026	17	18		4.50%, 03/01/2038	16	17
4.00%, 02/01/2026	1	1		4.50%, 06/01/2038	428	460
4.00%, 02/01/2026	77	82		4.50%, 06/01/2038	195	210
4.00%, 04/01/2026	274	293		4.50%, 06/01/2038	192	206
4.00%, 06/01/2026	21	23		4.50%, 08/01/2038	254	272
4.00%, 06/01/2026	357	381		4.50%, 03/01/2039	27	30
4.00%, 12/01/2039	1,500	1,595		4.50%, 03/01/2039	384	418
4.00%, 08/01/2040	2,248	2,392		4.50%, 03/01/2039	195	211
4.00%, 09/01/2040	364	388		4.50%, 04/01/2039	184	197
4.00%, 09/01/2040	26	28		4.50%, 04/01/2039	457	490
4.00%, 10/01/2040	85	90		4.50%, 04/01/2039	245	263
4.00%, 10/01/2040	23	25		4.50%, 05/01/2039	500	546
4.00%, 10/01/2040	747	795		4.50%, 05/01/2039	447	486
4.00%, 11/01/2040	478	527		4.50%, 06/01/2039	1,783	1,914
4.00%, 11/01/2040	1,359	1,446		4.50%, 06/01/2039	1,093	1,173
4.00%, 11/01/2040	656	698		4.50%, 07/01/2039	915	982
4.00%, 12/01/2040	586	624		4.50%, 07/01/2039	246	264
4.00%, 12/01/2040	206	220		4.50%, 07/01/2039	20	22
4.00%, 01/01/2041	858	912		4.50%, 07/01/2039	4,308	4,751
4.00%, 03/01/2041	876	932		4.50%, 07/01/2039	942	1,011
4.00%, 04/01/2041	633	674		4.50%, 08/01/2039	758	814
4.00%, 08/01/2041	127	135		4.50%, 08/01/2039	1,292	1,387
4.00%, 08/01/2041	9,136	9,722		4.50%, 08/01/2039	301	323
4.00%, 10/01/2041	85	90		4.50%, 09/01/2039	841	903
4.00%, 10/01/2041	1,473	1,567		4.50%, 09/01/2039	569	611
4.00%, 10/01/2041	561	597		4.50%, 09/01/2039	747	801
4.00%, 10/01/2041	650	691		4.50%, 09/01/2039	1,409	1,512
4.00%, 11/01/2041	105	112		4.50%, 09/01/2039	608	653

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)

Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 10/01/2039	$63	$68		4.50%, 11/01/2040	$838	$902
4.50%, 10/01/2039	307	330		4.50%, 11/01/2040	1,860	2,002
4.50%, 10/01/2039	59	63		4.50%, 11/01/2040	932	1,003
4.50%, 11/01/2039	299	321		4.50%, 12/01/2040	281	302
4.50%, 11/01/2039	439	471		4.50%, 12/01/2040	1,815	1,954
4.50%, 11/01/2039	7,771	8,341		4.50%, 12/01/2040	439	472
4.50%, 11/01/2039	1,045	1,122		4.50%, 01/01/2041	251	269
4.50%, 11/01/2039	510	548		4.50%, 02/01/2041	930	1,001
4.50%, 11/01/2039	610	655		4.50%, 02/01/2041	157	169
4.50%, 12/01/2039	4,966	5,330		4.50%, 02/01/2041	190	205
4.50%, 01/01/2040	268	287		4.50%, 02/01/2041	140	151
4.50%, 01/01/2040	555	596		4.50%, 02/01/2041	637	686
4.50%, 01/01/2040	15	17		4.50%, 02/01/2041	1,247	1,339
4.50%, 02/01/2040	406	437		4.50%, 02/01/2041	651	701
4.50%, 02/01/2040	29	31		4.50%, 03/01/2041	345	372
4.50%, 02/01/2040	184	198		4.50%, 03/01/2041	22	24
4.50%, 02/01/2040	8,284	8,918		4.50%, 03/01/2041	46	50
4.50%, 02/01/2040	2,614	2,805		4.50%, 03/01/2041	550	592
4.50%, 02/01/2040	105	113		4.50%, 03/01/2041	641	692
4.50%, 03/01/2040	16	17		4.50%, 03/01/2041	225	242
4.50%, 03/01/2040	303	326		4.50%, 03/01/2041	284	305
4.50%, 03/01/2040	85	91		4.50%, 04/01/2041	241	259
4.50%, 03/01/2040	61	65		4.50%, 04/01/2041	621	670
4.50%, 03/01/2040	442	476		4.50%, 04/01/2041	56	60
4.50%, 03/01/2040	327	351		4.50%, 04/01/2041	805	867
4.50%, 03/01/2040	217	234		4.50%, 04/01/2041	320	345
4.50%, 03/01/2040	1,630	1,755		4.50%, 04/01/2041	86	93
4.50%, 03/01/2040	558	609		4.50%, 04/01/2041	192	207
4.50%, 04/01/2040	657	707		4.50%, 04/01/2041	275	296
4.50%, 04/01/2040	720	775		4.50%, 04/01/2041	150	162
4.50%, 05/01/2040	179	192		4.50%, 04/01/2041	500	539
4.50%, 05/01/2040	479	516		4.50%, 04/01/2041	997	1,075
4.50%, 06/01/2040	425	457		4.50%, 04/01/2041	314	339
4.50%, 06/01/2040	51	55		4.50%, 04/01/2041	488	525
4.50%, 06/01/2040	582	627		4.50%, 04/01/2041	72	77
4.50%, 07/01/2040	3,728	4,013		4.50%, 04/01/2041	15	16
4.50%, 07/01/2040	63	68		4.50%, 05/01/2041	68	73
4.50%, 07/01/2040	1,030	1,109		4.50%, 05/01/2041	49	53
4.50%, 07/01/2040	289	312		4.50%, 05/01/2041	649	700
4.50%, 07/01/2040	983	1,058		4.50%, 05/01/2041	283	305
4.50%, 07/01/2040	916	986		4.50%, 05/01/2041	190	205
4.50%, 07/01/2040	285	307		4.50%, 05/01/2041	17	18
4.50%, 08/01/2040	1,192	1,282		4.50%, 05/01/2041	80	87
4.50%, 08/01/2040	10,862	11,693		4.50%, 05/01/2041	578	624
4.50%, 08/01/2040	1,296	1,395		4.50%, 05/01/2041	211	227
4.50%, 08/01/2040	82	88		4.50%, 05/01/2041	714	770
4.50%, 08/01/2040	80	86		4.50%, 05/01/2041	143	154
4.50%, 08/01/2040	239	257		4.50%, 05/01/2041	195	211
4.50%, 08/01/2040	1,155	1,243		4.50%, 05/01/2041	154	167
4.50%, 08/01/2040	165,651	177,763		4.50%, 05/01/2041	5,233	5,643
4.50%, 08/01/2040	24	26		4.50%, 05/01/2041	2,521	2,718
4.50%, 09/01/2040	274	295		4.50%, 05/01/2041	3,084	3,326
4.50%, 09/01/2040	128	138		4.50%, 05/01/2041	22,691	24,470
4.50%, 09/01/2040	5,412	5,826		4.50%, 05/01/2041	601	649
4.50%, 09/01/2040	3,270	3,521		4.50%, 05/01/2041	200	216
4.50%, 09/01/2040	130	140		4.50%, 05/01/2041	23,314	25,142
4.50%, 09/01/2040	5,471	5,890		4.50%, 05/01/2041	54	60
4.50%, 09/01/2040	997	1,073		4.50%, 05/01/2041	44	48
4.50%, 09/01/2040	1,425	1,534		4.50%, 05/01/2041	33,066	35,658
4.50%, 09/01/2040	693	746		4.50%, 05/01/2041	2,380	2,566
4.50%, 10/01/2040	124	139		4.50%, 06/01/2041	924	997
4.50%, 10/01/2040	1,656	1,778		4.50%, 06/01/2041	68	74
4.50%, 10/01/2040	324	349		4.50%, 06/01/2041	13,684	14,756
4.50%, 10/01/2040	50	54		4.50%, 06/01/2041	604	652
4.50%, 10/01/2040	17	18		4.50%, 06/01/2041	379	409
4.50%, 10/01/2040	2,371	2,552		4.50%, 06/01/2041	22,826	24,615
4.50%, 10/01/2040	491	528		4.50%, 06/01/2041	556	599
4.50%, 10/01/2040	439	475		4.50%, 06/01/2041	82	89
4.50%, 10/01/2040	997	1,073		4.50%, 06/01/2041	292	315

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 07/01/2041	$478	$516		5.50%, 01/01/2036	$151	$166
4.50%, 07/01/2041	798	861		5.50%, 02/01/2036	710	775
4.50%, 07/01/2041	9,355	10,088		5.50%, 06/01/2036	115	125
4.50%, 07/01/2041	1,718	1,853		5.50%, 10/01/2036	251	273
4.50%, 07/01/2041	637	687		5.50%, 12/01/2036	155	168
4.50%, 07/01/2041	660	711		5.50%, 12/01/2036	278	302
4.50%, 07/01/2041	77	83		5.50%, 12/01/2036	42	46
4.50%, 07/01/2041	723	780		5.50%, 12/01/2036	299	325
4.50%, 07/01/2041	492	530		5.50%, 01/01/2037	122	132
4.50%, 07/01/2041	342	369		5.50%, 01/01/2037	173	188
4.50%, 07/01/2041	1,576	1,700		5.50%, 01/01/2037	6,184	6,718
4.50%, 07/01/2041	182	196		5.50%, 02/01/2037	87	95
4.50%, 07/01/2041	17,750	19,141		5.50%, 02/01/2037	147	160
4.50%, 08/01/2041	136	147		5.50%, 02/01/2037	142	155
4.50%, 08/01/2041	65	70		5.50%, 02/01/2037	120	130
4.50%, 08/01/2041	234	252		5.50%, 02/01/2037	15	16
4.50%, 08/01/2041	33	36		5.50%, 02/01/2037	47	51
4.50%, 08/01/2041	641	692		5.50%, 02/01/2037	386	419
4.50%, 08/01/2041	83	90		5.50%, 03/01/2037	180	195
4.50%, 08/01/2041	1,045	1,127		5.50%, 03/01/2037	112	122
4.50%, 09/01/2041	8,577	9,249		5.50%, 04/01/2037	263	285
4.50%, 09/01/2041	917	989		5.50%, 04/01/2037	7	7
4.50%, 09/01/2041	2,401	2,589		5.50%, 05/01/2037	2,392	2,596
4.50%, 09/01/2041	2,618	2,823		5.50%, 05/01/2037	429	466
4.50%, 09/01/2041	104	112		5.50%, 06/01/2037	251	272
4.50%, 10/01/2041	1,147	1,237		5.50%, 06/01/2037	45	48
4.50%, 11/01/2041	1,781	1,920		5.50%, 06/01/2037	42	46
4.50%, 12/01/2041	60	65		5.50%, 06/01/2037	93	101
4.50%, 01/01/2042	138	148		5.50%, 07/01/2037	19	20
4.50%, 01/01/2042	69	74		5.50%, 07/01/2037	9	10
4.50%, 03/01/2042(f)	48,000	51,465		5.50%, 07/01/2037	7	8
4.50%, 02/01/2043(f)	44,000	47,217		5.50%, 08/01/2037	100	109
5.00%, 10/01/2029	234	253		5.50%, 08/01/2037	48	52
5.00%, 01/01/2030	888	959		5.50%, 08/01/2037	77	83
5.00%, 07/01/2030	684	739		5.50%, 12/01/2037	5	6
5.00%, 08/01/2030	368	408		5.50%, 12/01/2037	107	116
5.00%, 07/01/2033	42	45		5.50%, 01/01/2038	369	401
5.00%, 08/01/2033	37	40		5.50%, 01/01/2038	72	78
5.00%, 07/01/2040	52	58		5.50%, 02/01/2038	6,255	6,787
5.00%, 02/01/2042(f)	48,000	51,817		5.50%, 02/01/2038	30	33
5.50%, 11/01/2023	204	221		5.50%, 03/01/2038	1,018	1,105
5.50%, 02/01/2027	6	7		5.50%, 03/01/2038	325	353
5.50%, 08/01/2027	62	68		5.50%, 04/01/2038	10	11
5.50%, 09/01/2027	144	157		5.50%, 05/01/2038	199	216
5.50%, 03/01/2028	144	156		5.50%, 05/01/2038	964	1,046
5.50%, 04/01/2028	5,883	6,392		5.50%, 05/01/2038	260	283
5.50%, 05/01/2028	44	47		5.50%, 05/01/2038	31	33
5.50%, 06/01/2028	34	37		5.50%, 05/01/2038	459	498
5.50%, 01/01/2030	155	169		5.50%, 06/01/2038	47	51
5.50%, 12/01/2032	44	48		5.50%, 06/01/2038	405	440
5.50%, 04/01/2033	438	481		5.50%, 06/01/2038	29	32
5.50%, 05/01/2033	221	243		5.50%, 06/01/2038	111	121
5.50%, 06/01/2033	124	137		5.50%, 06/01/2038	29	32
5.50%, 08/01/2033	278	307		5.50%, 06/01/2038	1,044	1,133
5.50%, 09/01/2033	54	59		5.50%, 06/01/2038	88	95
5.50%, 12/01/2033	220	242		5.50%, 06/01/2038	26	29
5.50%, 12/01/2033	16	18		5.50%, 07/01/2038	791	858
5.50%, 12/01/2033	21	23		5.50%, 07/01/2038	410	445
5.50%, 01/01/2034	205	231		5.50%, 08/01/2038	161	174
5.50%, 04/01/2034	48	52		5.50%, 10/01/2038	179	194
5.50%, 08/01/2034	7	8		5.50%, 11/01/2038	322	349
5.50%, 09/01/2034	17	19		5.50%, 11/01/2038	12,267	13,312
5.50%, 01/01/2035	55	59		5.50%, 11/01/2038	23	25
5.50%, 07/01/2035	79	86		5.50%, 12/01/2038	460	502
5.50%, 08/01/2035	20	22		5.50%, 01/01/2039	1,852	2,010
5.50%, 08/01/2035	220	241		5.50%, 01/01/2039	287	312
5.50%, 10/01/2035	228	249		5.50%, 03/01/2039	232	252
5.50%, 11/01/2035	21	23		5.50%, 05/01/2039	1,228	1,332
5.50%, 12/01/2035	20	22		5.50%, 06/01/2039	2,483	2,698

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 08/01/2039	$10,929	$11,859		6.00%, 12/01/2036	$180	$197
5.50%, 12/01/2039	810	881		6.00%, 12/01/2036	300	328
5.50%, 01/01/2040	11,973	13,007		6.00%, 12/01/2036	256	280
5.50%, 05/01/2040	56	61		6.00%, 01/01/2037	138	151
5.50%, 02/01/2041	704	771		6.00%, 01/01/2037	273	298
5.50%, 04/01/2041	162	178		6.00%, 01/01/2037	326	357
5.50%, 07/01/2041	6,591	7,153		6.00%, 01/01/2037	5	5
6.00%, 12/01/2031	15	17		6.00%, 01/01/2037	356	390
6.00%, 04/01/2033	17	19		6.00%, 02/01/2037	971	1,062
6.00%, 07/01/2033	7	8		6.00%, 03/01/2037	349	382
6.00%, 06/01/2034	13	15		6.00%, 03/01/2037	15	17
6.00%, 07/01/2034	7	8		6.00%, 04/01/2037	9	10
6.00%, 08/01/2034	29	33		6.00%, 04/01/2037	216	236
6.00%, 11/01/2034	29	32		6.00%, 04/01/2037	144	158
6.00%, 04/01/2035	6	6		6.00%, 04/01/2037	133	146
6.00%, 05/01/2035	24	27		6.00%, 05/01/2037	229	251
6.00%, 06/01/2035	425	468		6.00%, 06/01/2037	168	184
6.00%, 06/01/2035	57	63		6.00%, 06/01/2037	202	221
6.00%, 07/01/2035	465	512		6.00%, 06/01/2037	18	20
6.00%, 09/01/2035	77	86		6.00%, 06/01/2037	190	208
6.00%, 09/01/2035	21	24		6.00%, 06/01/2037	661	724
6.00%, 10/01/2035	10	11		6.00%, 07/01/2037	75	82
6.00%, 10/01/2035	476	525		6.00%, 07/01/2037	37	41
6.00%, 02/01/2036	84	93		6.00%, 07/01/2037	25	28
6.00%, 02/01/2036	203	222		6.00%, 07/01/2037	3	3
6.00%, 04/01/2036	437	478		6.00%, 07/01/2037	58	63
6.00%, 04/01/2036	127	139		6.00%, 07/01/2037	75	82
6.00%, 05/01/2036	202	223		6.00%, 07/01/2037	261	285
6.00%, 05/01/2036	116	127		6.00%, 07/01/2037	31	34
6.00%, 06/01/2036	11	12		6.00%, 07/01/2037	571	624
6.00%, 07/01/2036	19	21		6.00%, 08/01/2037	103	113
6.00%, 07/01/2036	137	150		6.00%, 08/01/2037	55	61
6.00%, 07/01/2036	218	239		6.00%, 08/01/2037	93	101
6.00%, 07/01/2036	400	438		6.00%, 08/01/2037	5	6
6.00%, 08/01/2036	33	37		6.00%, 08/01/2037	4,850	5,307
6.00%, 08/01/2036	62	68		6.00%, 08/01/2037	81	88
6.00%, 08/01/2036	458	501		6.00%, 09/01/2037	103	113
6.00%, 08/01/2036	6	6		6.00%, 09/01/2037	305	334
6.00%, 08/01/2036	13	14		6.00%, 09/01/2037	587	642
6.00%, 09/01/2036	323	354		6.00%, 09/01/2037	225	246
6.00%, 09/01/2036	237	259		6.00%, 09/01/2037	5	5
6.00%, 09/01/2036	324	355		6.00%, 09/01/2037	126	138
6.00%, 09/01/2036	6	7		6.00%, 09/01/2037	826	904
6.00%, 09/01/2036	19	21		6.00%, 09/01/2037	323	353
6.00%, 09/01/2036	218	238		6.00%, 09/01/2037	476	521
6.00%, 09/01/2036	225	246		6.00%, 09/01/2037	4	4
6.00%, 09/01/2036	22	24		6.00%, 09/01/2037	63	69
6.00%, 09/01/2036	769	841		6.00%, 09/01/2037	405	443
6.00%, 10/01/2036	13	14		6.00%, 09/01/2037	284	312
6.00%, 10/01/2036	19	21		6.00%, 09/01/2037	9	10
6.00%, 10/01/2036	245	268		6.00%, 10/01/2037	157	172
6.00%, 10/01/2036	88	96		6.00%, 10/01/2037	1,056	1,156
6.00%, 10/01/2036	3	4		6.00%, 10/01/2037	113	124
6.00%, 10/01/2036	1,231	1,347		6.00%, 10/01/2037	1,165	1,275
6.00%, 10/01/2036	6	7		6.00%, 10/01/2037	265	290
6.00%, 10/01/2036	4	4		6.00%, 10/01/2037	6	6
6.00%, 10/01/2036	2,981	3,262		6.00%, 10/01/2037	312	341
6.00%, 10/01/2036	81	89		6.00%, 10/01/2037	331	362
6.00%, 11/01/2036	4	5		6.00%, 10/01/2037	4	4
6.00%, 11/01/2036	2	3		6.00%, 10/01/2037	100	109
6.00%, 11/01/2036	143	156		6.00%, 11/01/2037	197	215
6.00%, 11/01/2036	136	149		6.00%, 11/01/2037	34	37
6.00%, 11/01/2036	5	5		6.00%, 11/01/2037	822	900
6.00%, 12/01/2036	90	99		6.00%, 11/01/2037	32	35
6.00%, 12/01/2036	47	51		6.00%, 11/01/2037	743	813
6.00%, 12/01/2036	16	18		6.00%, 11/01/2037	73	80
6.00%, 12/01/2036	11	12		6.00%, 11/01/2037	178	195
6.00%, 12/01/2036	313	343		6.00%, 11/01/2037	131	144
6.00%, 12/01/2036	359	393		6.00%, 11/01/2037	326	357

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT		Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)		Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				U.S. Treasury Inflation-Indexed Obligations (continued)
6.00%, 11/01/2037	$7	$7			0.13%, 01/15/2022	$16,071	$17,371
6.00%, 11/01/2037	14	15			0.13%, 07/15/2022	7,308	7,896
6.00%, 11/01/2037	117	128			0.63%, 07/15/2021	9,295	10,533
6.00%, 11/01/2037	317	347			0.75%, 02/15/2042	12,939	13,708
6.00%, 11/01/2037	56	61			1.13%, 01/15/2021	5,683	6,651
6.00%, 11/01/2037	664	726			1.25%, 07/15/2020	6,651	7,877
6.00%, 12/01/2037	862	943			1.38%, 01/15/2020	11,179	13,236
6.00%, 12/01/2037	494	541			1.75%, 01/15/2028	10,000	12,738
6.00%, 12/01/2037	413	452			2.13%, 02/15/2040	6,497	9,267
6.00%, 12/01/2037	447	489			2.38%, 01/15/2025	733	979
6.00%, 12/01/2037	186	203			2.38%, 01/15/2027(h)	63,701	86,494
6.00%, 12/01/2037	53	58			2.50%, 01/15/2029(g)	30,131	42,311
6.00%, 12/01/2037	363	397			3.63%, 04/15/2028	854	1,334
6.00%, 01/01/2038	89	97			3.88%, 04/15/2029	1,821	2,965
6.00%, 01/01/2038	383	420					$237,724
6.00%, 01/01/2038	239	261		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 01/01/2038	639	699		OBLIGATIONS			$2,297,754
6.00%, 01/01/2038	705	771				Principal
6.00%, 01/01/2038	4	5		COMMERCIAL PAPER - 0.06%		Amount (000's)	Value (000's)
6.00%, 02/01/2038	11	12
6.00%, 02/01/2038	692	757		Sovereign - 0.06%
6.00%, 02/01/2038	185	203		Japan Treasury Discount Bill
6.00%, 02/01/2038	12	13			0.10%, 02/12/2013(i)	JPY 190,000	2,078
6.00%, 03/01/2038	204	222
6.00%, 03/01/2038	133	146		TOTAL COMMERCIAL PAPER			$2,078
6.00%, 03/01/2038	179	195		Total Investments			$3,780,153
6.00%, 03/01/2038	46	52		Liabilities in Excess of Other Assets, Net - (10.86)%			$(370,268)
6.00%, 05/01/2038	6	6		TOTAL NET ASSETS - 100.00%			$3,409,885
6.00%, 05/01/2038	46	50
6.00%, 07/01/2038	620	678
6.00%, 08/01/2038	317	346		(a)	Variable Rate. Rate shown is in effect at January 31, 2013.
6.00%, 09/01/2038	262	286		(b)	Security is Illiquid
6.00%, 09/01/2038	4,226	4,615		(c)	Security exempt from registration under Rule 144A of the Securities Act of
6.00%, 09/01/2038	2,430	2,659			1933. These securities may be resold in transactions exempt from
6.00%, 10/01/2038	984	1,074			registration, normally to qualified institutional buyers. Unless otherwise
6.00%, 10/01/2038	1,411	1,540			indicated, these securities are not considered illiquid. At the end of the
6.00%, 10/01/2038	253	276			period, the value of these securities totaled $310,429 or 9.10% of net
6.00%, 10/01/2038	116	127			assets.
6.00%, 11/01/2038	39	42		(d)	Fair value is determined in accordance with procedures established in
6.00%, 12/01/2038	486	530			good faith by the Board of Directors. At the end of the period, the fair
6.00%, 12/01/2038	209	228			value of these securities totaled $16,539 or 0.49% of net assets.
6.00%, 12/01/2038	448	489		(e)	Non-Income Producing Security
6.00%, 06/01/2040	9,981	10,921		(f)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
		$1,168,424			Notes to Financial Statements for additional information.
				(g)	Security or a portion of the security was pledged to cover margin
U.S. Treasury - 25.93%					requirements for futures contracts. At the end of the period, the value of
0.25%, 12/15/2015	29,100	28,982			these securities totaled $4,298 or 0.13% of net assets.
0.38%, 11/15/2015	224,600	224,583		(h)	Security or a portion of the security was pledged to cover margin
0.38%, 01/15/2016	85,700	85,626			requirements for swap and/or swaption contracts. At the end of the period,
0.75%, 12/31/2017	47,400	47,144			the value of these securities totaled $24,390 or 0.72% of net assets.
0.88%, 07/31/2019	74,400	72,633		(i)	Rate shown is the discount rate of the original purchase.
1.00%, 06/30/2019	31,900	31,441
1.00%, 08/31/2019	75,300	73,965
1.00%, 09/30/2019(g),(h)	89,500	87,794
1.13%, 05/31/2019	14,100	14,026
1.25%, 10/31/2019	1,400	1,394
1.38%, 01/31/2020	800	800
1.50%, 08/31/2018(g),(h)	65,000	66,686
1.63%, 08/15/2022	30,200	29,381
1.63%, 11/15/2022	77,200	74,739
2.63%, 04/30/2018	6,600	7,173
2.88%, 03/31/2018	8,400	9,233
3.13%, 11/15/2041(g),(h)	4,000	3,999
3.38%, 11/15/2019	2,900	3,291
3.50%, 02/15/2018	1,100	1,242
3.63%, 02/15/2020	17,500	20,159
		$884,291
U.S. Treasury Inflation-Indexed Obligations - 6.97%
0.13%, 04/15/2017	4,054	4,364

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector			Percent
Government			48.49%
Mortgage Securities			39.05%
Financial			13.20%
Revenue Bonds			3.51%
Asset Backed Securities			1.62%
Energy			1.18%
General Obligation Unltd			1.17%
Consumer, Non-cyclical			0.99%
Utilities			0.55%
Basic Materials			0.39%
Industrial			0.33%
Communications			0.26%
Insured			0.06%
Diversified			0.04%
Consumer, Cyclical			0.02%
Liabilities in Excess of Other Assets, Net			(10.86)%
TOTAL NET ASSETS			100.00%

Credit Default Swaps

Sell Protection

	Reference Entity	Implied Credit Spread as of January 31, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)	Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)
Bank of America NA	Berkshire Hathaway	0.51%	1.00%	03/20/2015		$2,200	$22	$(16	) $	38
	Finance Corp; 4.63%;
	10/15/2013
Bank of America NA	Credit Agricole	2.27%	1.00%	06/20/2016	EUR	2,500	(123)	(184)		61
	(London); 0.50%;
	03/13/2016
Bank of America NA	General Electric Capital	0.61%	1.00%	12/20/2015		$2,000	25	(22)		47
	Corp; 5.63%; 09/15/2017
Bank of America NA	General Electric Capital	0.61%	1.00%	12/20/2015		2,100	26	(24)		50
	Corp; 5.63%; 09/15/2017
Bank of America NA	Japanese Government	0.48%	1.00%	03/20/2016		200	4	2		2
	Bond (20Y); 2.00%;
	03/21/2022
Bank of America NA	Japanese Government	0.61%	1.00%	03/20/2017		3,900	61	(25)		86
	Bond (20Y); 2.00%;
	03/21/2022
Bank of America NA	Japanese Government	0.48%	1.00%	03/20/2016		200	4	2		2
	Bond (20Y); 2.00%;
	03/21/2022
Bank of America NA	Japanese Government	0.61%	1.00%	03/20/2017		13,700	216	(79)		295
	Bond (20Y); 2.00%;
	03/21/2022
Bank of America NA	MetLife Inc; 5.00%;	0.83%	1.00%	12/20/2015		3,900	16	(121)		137
	06/15/2015
Bank of America NA	MetLife Inc; 5.00%;	0.77%	1.00%	09/20/2015		9,500	52	(322)		374
	06/15/2015
Bank of America NA	Republic of Indonesia	1.95%	1.00%	06/20/2021		7,100	(496)	(392)		(104)
	144A Note; 7.25%;
	04/20/2015
Bank of America NA	United Mexican States;	0.56%	1.00%	09/20/2015		300	4	(2)		6
	7.50%; 04/08/2033
Bank of America NA	United Mexican States;	1.27%	1.00%	06/20/2021		10,500	(252)	(253)		1
	7.50%; 04/08/2033
Bank of America NA	United Mexican States;	1.25%	1.00%	03/20/2021		100	(3)	(4)		1
	7.50%; 04/08/2033
Barclays Bank PLC	Berkshire Hathaway	0.99%	1.00%	06/20/2017		500	1	(11)		12
	Finance Corp; 2.45%;
	12/15/2015
Barclays Bank PLC	Republic of Brazil Global	0.68%	1.00%	06/20/2015		500	4	(3)		7
	Bond; 12.25%;
	03/06/2030
Barclays Bank PLC	Republic of Brazil Global	0.76%	1.00%	12/20/2015		11,600	67	(38)		105
	Bond;12.25%;
	03/06/2030

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)

	Reference Entity	Implied Credit Spread as of January 31, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)		Fair Value (b)		Upfront Premiums Paid/(Received)		Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)
Barclays Bank PLC	Republic of Indonesia	1.95%	1.00%	06/20/2021		$4,400	$(307	) $	(232	) $	(75)
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Indonesia	0.94%	1.00%	06/20/2016		1,500	4		(16)		20
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	Republic of Indonesia	0.94%	1.00%	06/20/2016		1,500	4		(16)		20
	144A Note; 7.25%;
	04/20/2015
Barclays Bank PLC	United Mexican States;	0.47%	1.00%	03/20/2015		1,500	17		(14)		31
	7.50%; 04/08/2033
BNP Paribas	General Electric Capital	0.21%	1.00%	03/20/2014		1,100	10		(19)		29
	Corp; 5.63%; 09/15/2017
BNP Paribas	U S Treasury Note;	0.36%	0.25%	03/20/2016	EUR	6,200	(13)		(56)		43
	4.88%; 08/15/2016
Citibank NA	Berkshire Hathaway	0.73%	1.00%	03/20/2016		$300	2		(2)		4
	Finance Corp; 4.63%;
	10/15/2013
Citibank NA	Republic of Brazil Global	1.43%	1.00%	03/20/2021		9,900	(359)		(356)		(3)
	Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Brazil Global	0.00%	1.00%	06/20/2016		5,400	22		(12)		34
	Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Brazil Global	0.72%	1.00%	09/20/2015		1,000	6		(8)		14
	Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Brazil Global	0.68%	1.00%	06/20/2015		1,000	7		(13)		20
	Bond; 12.25%;
	03/06/2030
Citibank NA	Republic of Indonesia	1.95%	1.00%	06/20/2021		14,200	(991)		(757)		(234)
	144A Note; 7.25%;
	04/20/2015
Citibank NA	UK GILT; 4.25%;	0.37%	1.00%	06/20/2016		5,100	109		27		82
	06/07/2032
Citibank NA	United Mexican States;	0.47%	1.00%	03/20/2015		1,500	17		(14)		31
	7.50%; 04/08/2033
Citibank NA	United Mexican States;	0.67%	1.00%	06/20/2016		2,900	31		(4)		35
	7.50%; 04/08/2033
Citibank NA	United Mexican States;	0.56%	1.00%	09/20/2015		700	7		(6)		13
	7.50%; 04/08/2033
Deutsche Bank AG	General Electric Capital	0.17%	4.90%	12/20/2013		300	13		—		13
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.17%	4.23%	12/20/2013		800	29		—		29
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.17%	4.75%	12/20/2013		100	4		—		4
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	General Electric Capital	0.17%	4.30%	12/20/2013		300	11		—		11
	Corp; 5.63%; 09/15/2017
Deutsche Bank AG	Metlife Inc; 5.00%;	1.43%	1.00%	03/20/2018		4,600	(91)		(191)		100
	06/15/2015
Deutsche Bank AG	Petrobas International;	0.88%	1.00%	09/20/2013		7,100	7		(7)		14
	8.38%; 12/10/2018
Deutsche Bank AG	Republic of Brazil Global	0.68%	1.00%	06/20/2015		600	4		(3)		7
	Bond; 12.25%;
	03/06/2030
Deutsche Bank AG	Republic of Brazil Global	0.84%	1.00%	06/20/2016		3,300	14		(7)		21
	Bond; 12.25%;
	03/06/2030
Deutsche Bank AG	Republic of Indonesia;	0.74%	1.00%	09/20/2015		500	3		(6)		9
	6.75%; 03/10/2014
Deutsche Bank AG	United Mexican States;	0.47%	1.00%	03/20/2015		800	8		(8)		16
	7.50%; 04/08/2033
Deutsche Bank AG	United Mexican States;	0.62%	1.00%	03/20/2016		5,600	64		(25)		89
	7.50%; 04/08/2033

See accompanying notes

Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)

	Reference Entity	Implied Credit Spread as of January 31, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date	Notional Amount (a)	Fair Value (b)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)
Goldman Sachs & Co	Berkshire Hathaway	0.51%	1.00%	03/20/2015	$1,100	$11	$(8	) $	19
	Finance Corp; 4.63%;
	10/15/2013
Goldman Sachs & Co	CDX.MCDX.19.10Y	N/A	1.00%	12/20/2022	1,000	(51)	(52)		1
Goldman Sachs & Co	Japanese Government	0.52%	1.00%	06/20/2016	3,300	54	22		32
	Bond (20Y); 2.00%;
	03/21/2022
Goldman Sachs & Co	Republic of Brazil Global	0.68%	1.00%	06/20/2015	500	3	(3)		6
	Bond; 12.25%;
	03/06/2030
Goldman Sachs & Co	UK GILT; 4.25%;	0.31%	1.00%	06/20/2015	1,000	17	4		13
	06/07/2032
Goldman Sachs & Co	United Mexican States;	0.62%	1.00%	03/20/2016	1,900	22	(41)		63
	5.95%; 03/19/2019
HSBC Securities Inc	Republic of Brazil Global	0.68%	1.00%	06/20/2015	4,400	29	(22)		51
	Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.79%	1.00%	03/20/2016	34,900	188	(421)		609
	Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.72%	1.00%	09/20/2015	1,500	9	(8)		17
	Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.84%	1.00%	06/20/2016	6,000	24	(147)		171
	Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.68%	1.00%	06/20/2015	24,500	162	(331)		493
	Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.68%	1.00%	06/20/2015	2,100	14	(10)		24
	Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	Republic of Brazil Global	0.76%	1.00%	12/20/2015	5,200	30	(95)		125
	Bond; 12.25%;
	03/06/2030
HSBC Securities Inc	United Mexican States;	1.25%	1.00%	03/20/2021	7,500	(169)	(280)		111
	7.50%; 04/08/2033
JP Morgan Chase	General Electric Capital	0.21%	1.00%	03/20/2014	3,400	33	(46)		79
	Corp; 5.63%; 09/15/2017
JP Morgan Chase	Republic of Brazil Global	0.88%	1.00%	09/20/2016	1,200	3	(5)		8
	Bond; 12.25%;
	03/06/2030
JP Morgan Chase	United Mexican States;	0.89%	1.00%	09/20/2017	9,600	38	(119)		157
	5.95%; 03/19/2019
Morgan Stanley & Co	Australia Government	0.40%	1.00%	09/20/2017	600	16	7		9
	Bond; 6.50%; 05/15/2013
Morgan Stanley & Co	Republic of Brazil Global	0.68%	1.00%	06/20/2015	600	4	(3)		7
	Bond; 12.25%;
	03/06/2030
Morgan Stanley & Co	Republic of Indonesia	0.79%	1.00%	12/20/2015	1,100	6	(45)		51
	144A Note; 7.25%;
	04/20/2015
Morgan Stanley & Co	Republic of Indonesia	1.95%	1.00%	06/20/2021	7,700	(537)	(1,035)		498
	144A Note; 7.25%;
	04/20/2015
Royal Bank of Scotland PLC	United Mexican States;	0.56%	1.00%	09/20/2015	2,100	24	(12)		36
	7.50%; 04/08/2033
UBS Securities	Berkshire Hathaway	0.51%	1.00%	03/20/2015	1,100	11	(8)		19
	Finance Corp; 4.63%;
	10/15/2013
UBS Securities	Republic of Brazil Global	0.72%	1.00%	09/20/2015	500	3	(3)		6
	Bond;12.25%;
	03/06/2030

See accompanying notes

Schedule of Investments Core Plus Bond Fund I January 31, 2013 (unaudited)

Credit Default Swaps (continued)

Sell Protection (continued)

	Reference Entity	Implied Credit Spread as of January 31, 2013 (c)	(Pay)/ Receive Fixed Rate	Expiration Date		Notional Amount (a)	Fair Value(b)		Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)

Counterparty (Issuer)
UBS Securities	U S Treasury Note;	0.34%	0.25%	09/20/2015	EUR	10,100	(14)		(75)	61
	4.88%; 08/15/2016
Total							$(1,810)		$(5,973)	$4,163

All dollar amounts are shown in thousands (000's)

(a) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement.
(b) The market price and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(c) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Credit Default Swaps

Buy Protection

	Reference Entity	(Pay)/ Receive Fixed Rate		Expiration Date		Notional Amount	Fair Value		Unrealized Appreciation/ (Depreciation)

	CDX.BP.HY.17.5Y		(5.00)%	12/20/2016		$12,864	$(547)	$		(1,181)
	CDX.BP.HY.18.5Y		(5.00)%	06/20/2017		10,395	(346)			(910)
	CDX.BP.HY19.5Y		(5.00)%	12/20/2017		900	(20)			(17)
	CDX.BP.IG.18.5Y		(1.00)%	06/20/2017		16,200	(154)			(75)
	CDX.BP.IG.19.5Y		(1.00)%	12/20/2017		34,900	(180)			(113)
Total							$(1,247)	$		(2,296)

All dollar amounts are shown in thousands (000's)
Foreign Currency Contracts

Foreign Currency Purchase	Counterparty		Delivery Date	Contracts to Accept		In Exchange For	Fair Value		Net Unrealized Appreciation/(Depreciation)
Contracts
Brazilian Real	Barclays Bank PLC		02/04/2013	615,990		$300		$309		$9
Brazilian Real	HSBC Securities Inc		02/04/2013	34,812,980		16,873		17,482		609
Brazilian Real	Morgan Stanley & Co		02/04/2013	1,231,980		600		619		19
Brazilian Real	UBS AG		02/04/2013	2,466,620		1,200		1,239		39
Brazilian Real	UBS AG		04/02/2013	39,127,570		19,000		19,527		527
British Pound Sterling	Barclays Bank PLC		03/12/2013	7,865,000		12,659		12,470		(189)
British Pound Sterling	Royal Bank of Scotland PLC		03/12/2013	106,000		166		168		2
Canadian Dollar	Citigroup Inc		03/21/2013	113,000		114		113		(1)
Euro	HSBC Securities Inc		03/18/2013	5,660,000		7,559		7,686		127
Euro	Morgan Stanley & Co		03/18/2013	2,722,000		3,585		3,696		111
Euro	RBC Dominion Securities		03/18/2013	7,025,000		9,392		9,539		147
Euro	Royal Bank of Scotland PLC		03/18/2013	9,050,000		11,839		12,289		450
Mexican Peso	Deutsche Bank AG		04/03/2013	11,621,387		879		909		30
Mexican Peso	HSBC Securities Inc		04/03/2013	189,353,482		14,651		14,810		159
Mexican Peso	JP Morgan Chase		04/03/2013	174,139,164		13,096		13,620		524
Mexican Peso	Morgan Stanley & Co		04/03/2013	20,826,797		1,593		1,629		36
Mexican Peso	UBS AG		04/03/2013	20,397,439		1,564		1,595		31
Total										$2,630

Foreign Currency Sale	Counterparty		Delivery Date	Contracts to Deliver		In Exchange For	Fair Value		Net Unrealized Appreciation/(Depreciation)
Contracts
Brazilian Real	UBS AG		02/04/2013	39,127,570		$19,143		$19,649		$(506)
British Pound Sterling	Deutsche Bank AG		03/12/2013	17,610,000		28,325		27,921		404
British Pound Sterling	JP Morgan Chase		03/12/2013	689,000		1,092		1,092		—
British Pound Sterling	UBS AG		03/12/2013	401,000		644		636		8
Canadian Dollar	Barclays Bank PLC		03/21/2013	2,158,000		2,183		2,162		21
Canadian Dollar	Citigroup Inc		03/21/2013	96,181,000		97,345		96,370		975
Euro	Bank of America NA		12/16/2013	48,000,000		60,586		65,216		(4,630)
Euro	Barclays Bank PLC		03/18/2013	9,609,000		12,571		13,048		(477)
Euro	BNP Paribas		04/01/2014	400,000		506		544		(38)

See accompanying notes

Schedule of Investments Core Plus Bond Fund I January 31, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Sale				Delivery Date		Contracts to Deliver	In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Euro	BNP Paribas			06/02/2014		600,000		$759	$815	$(56)
Euro	BNP Paribas			07/01/2014		400,000		506	543	(37)
Euro	BNP Paribas			08/01/2014		400,000		506	543	(37)
Euro	Citigroup Inc			03/18/2013		2,140,000		2,801	2,906	(105)
Euro	Citigroup Inc			04/01/2014		1,000,000		1,268	1,359	(91)
Euro	Morgan Stanley & Co			03/18/2013		42,000		56	57	(1)
Euro	RBC Dominion Securities			03/18/2013		616,000		808	837	(29)
Euro	Royal Bank of Scotland PLC			03/18/2013		99,292,000	128,321		134,829	(6,508)
Euro	UBS AG			02/28/2013		5,500,000		6,924	7,468	(544)
Euro	UBS AG			03/18/2013		5,200,000		6,885	7,061	(176)
Euro	UBS AG			09/04/2013		2,100,000		2,651	2,853	(202)
Euro	UBS AG			09/20/2013		40,421,581		53,093	54,919	(1,826)
Japanese Yen	Bank of America NA			02/12/2013		70,000,000		877	766	111
Japanese Yen	Barclays Bank PLC			04/17/2013		1,250,507,000		14,049	13,684	365
Japanese Yen	Citigroup Inc			02/12/2013		90,000,000		1,127	984	143
Japanese Yen	UBS AG			02/12/2013		30,000,000		376	328	48
Mexican Peso	Deutsche Bank AG			04/03/2013		416,880,541		31,786	32,605	(819)
Total										$(14,007)

All dollar amounts are shown in thousands (000's)

Futures Contracts

										Unrealized
Type			Long/Short	Contracts		Notional Value		Fair Value		Appreciation/(Depreciation)
3 month Euribor; December 2014			Long		48	$16,186	$		16,154	$(32)
3 month Euribor; June 2015			Long		12	4,051			4,032	(19)
3 month Euribor; March 2015			Long		14	4,729			4,708	(21)
90 day Eurodollar; December 2015			Long	1,127		279,236			278,665	(571)
90 day Eurodollar; June 2015			Long	1,919		475,656			475,696	40
90 day Eurodollar; June 2016			Long		23	5,683			5,669	(14)
90 day Eurodollar; March 2016			Long		326	80,673			80,486	(187)
90 day Eurodollar; September 2015			Long		287	71,070			71,061	(9)
90 day Eurodollar; September 2016			Long		15	3,701			3,691	(10)
Euro Bund 10 Year Bund; March 2013			Short		46	9,037			8,863	174
US 10 Year Note; March 2013			Long	2,150		286,080			282,255	(3,825)
US 5 Year Note; March 2013			Long		60	7,450			7,424	(26)
Total										$(4,500)

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date		Notional Amount	Fair Value		Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)
Bank of America	MXN TIIE Banxico	Pay	5.50%	09/02/2022	MXN	7,500	$(5)		$(11)	$6
NA
Barclays Bank PLC MXN TIIE Banxico		Pay	5.00%	09/13/2017		1,700	—		(1)	1
Barclays Bank PLC MXN TIIE Banxico		Pay	5.60%	09/06/2016		196,300	404		60	344
Barclays Bank PLC MXN TIIE Banxico		Pay	5.50%	09/13/2017		68,400	127		(11)	138
Goldman Sachs & Federal Fund		Pay	1.00%	10/15/2017		$81,400	(386)		(39)	(347)
Co	Effective Rate
HSBC Securities Inc MXN TIIE Banxico		Pay	5.60%	09/06/2016	MXN	66,000	135		12	123
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/02/2022		11,400	(8)		(21)	13
HSBC Securities Inc MXN TIIE Banxico		Pay	5.50%	09/13/2017		87,600	163		(15)	178
HSBC Securities Inc MXN TIIE Banxico		Pay	5.00%	09/13/2017		5,100	1		(3)	4
Morgan Stanley &	Federal Fund	Pay	1.00%	10/15/2017		$59,200	(280)		(96)	(184)
Co	Effective Rate
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/13/2017	MXN	31,000	58		(6)	64
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.50%	09/02/2022		45,200	(32)		(87)	55
Co
Morgan Stanley &	MXN TIIE Banxico	Pay	5.60%	09/06/2016		24,800	50		7	43
Co

See accompanying notes

				Schedule of Investments
Core Plus Bond Fund I
January 31, 2013 (unaudited)

Interest Rate Swaps (continued)

	Floating Rate Index	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Upfront Premiums Paid/(Received)				Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)
Morgan Stanley & MXN TIIE Banxico		Pay	6.35%	06/02/2021	9,300		46			2		44
Co
Total							$273			$(209	) $	482

All dollar amounts are shown in thousands (000's)

Exchange Cleared Interest Rate Swaps

		(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount		Fair Value	Unrealized Appreciation/(Depreciation)

	Floating Rate Index
	3 Month LIBOR	Pay	1.50%	03/18/2016	$441,100		$2,556	$				(371)
	3 Month LIBOR	Pay	2.75%	06/19/2043	148,400		9,369					466
Total							$11,925	$				95

All dollar amounts are shown in thousands (000's)
Interest Rate Swaptions

		Floating Rate Index	Pay/ Receive Rate Floating	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)			Fair Value		Unrealized Appreciation/(Depreciation)

Written Swaptions
Outstanding	Counterparty (Issuer)
Call - 10 Year	Barclays Bank PLC	3 Month	Receive	1.80%	07/29/2013		$3,400	$(16	) $	(16	) $	—
Interest Rate Swap		LIBOR
Call - 10 Year	Morgan Stanley & Co	3 Month	Receive	1.80%	07/29/2013		9,400	(54)		(4)		50
Interest Rate Swap		LIBOR
Call - 10 Year	Royal Bank of	3 Month	Receive	1.50%	05/30/2013		9,500	(72)		(5)		67
Interest Rate Swap	Scotland PLC	LIBOR
Call - 5 Year Interest Deutsche Bank AG		3 Month	Receive	0.70%	02/19/2013		39,300	(29)		1		30
Rate Swap		LIBOR
Call - 5 Year Interest Goldman Sachs & Co		3 Month	Receive	0.85%	03/18/2013		11,600	(10)		(4)		6
Rate Swap		LIBOR
Call - 5 Year Interest JP Morgan Chase		3 Month	Receive	0.75%	04/02/2013		16,200	(7)		(2)		5
Rate Swap		LIBOR
Call - 5 Year Interest Morgan Stanley & Co		3 Month	Receive	0.75%	04/02/2013		4,600	(2)		—		2
Rate Swap		LIBOR
Call - 5 Year Interest Royal Bank of		3 Month	Receive	0.85%	03/18/2013		6,600	(2)		(2)		—
Rate Swap	Scotland PLC	LIBOR
Call - 5 Year Interest Royal Bank of		3 Month	Receive	0.75%	04/02/2013		13,300	(8)		(1)		7
Rate Swap	Scotland PLC	LIBOR
Call - 7 Year Interest Deutsche Bank AG		3 Month	Receive	1.20%	03/18/2013		11,800	(17)		(3)		14
Rate Swap		LIBOR
Call - 7 Year Interest Morgan Stanley & Co		3 Month	Receive	1.20%	03/18/2013		32,900	(32)		(7)		25
Rate Swap		LIBOR
Call - 7 Year Interest Royal Bank of		3 Month	Receive	1.20%	03/18/2013		27,200	(24)		(6)		18
Rate Swap	Scotland PLC	LIBOR
Put - 1 Year Interest	Bank of America NA	3 Month	Receive	2.25%	05/28/2013		46,200	(229)		—		229
Rate Swap		LIBOR
Put - 10 Year Interest Barclays Bank PLC		3 Month	Receive	2.65%	07/29/2013		3,400	(24)		(26)		(2)
Rate Swap		LIBOR
Put - 10 Year Interest Morgan Stanley & Co		3 Month	Receive	2.65%	07/29/2013		9,400	(61)		(13)		48
Rate Swap		LIBOR
Put - 2 Year Interest	Bank of America NA	6 Month	Receive	1.15%	07/24/2013	EUR	12,400	(27)		(22)		5
Rate Swap		EURIBOR
Put - 2 Year Interest	Deutsche Bank AG	3 Month	Receive	1.20%	07/11/2013		$31,300	(221)		(2)		219
Rate Swap		LIBOR
Put - 2 Year Interest	HSBC Securities Inc	6 Month	Receive	1.15%	07/24/2013	EUR	8,000	(14)		(14)		—
Rate Swap		EURIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.20%	02/19/2013		$112,200	(317)		(58)		259
Rate Swap		LIBOR
Put - 5 Year Interest	Bank of America NA	3 Month	Receive	1.20%	03/18/2013		21,900	(111)		(43)		68
Rate Swap		LIBOR
Put - 5 Year Interest	Barclays Bank PLC	6 Month	Receive	1.70%	07/24/2013	EUR	5,800	(31)		(29)		2
Rate Swap		EURIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.20%	03/18/2013		$26,100	(96)		(51)		45
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.30%	04/29/2013		3,700	(9)		(10)		(1)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.20%	02/19/2013		171,200	(342)		(88)		254
Rate Swap		LIBOR

See accompanying notes

Schedule of Investments Core Plus Bond Fund I January 31, 2013 (unaudited)

			Interest Rate Swaptions (continued)

		Floating Rate Index	Pay/ Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)
Written Swaptions
Outstanding	Counterparty (Issuer)
Put - 5 Year Interest	Deutsche Bank AG	6 Month	Receive	1.70%	07/24/2013	EUR 2,400		$(13)	$(12	) $	1
Rate Swap		EURIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	1.05%	03/18/2013	$16,300		(41)	(75)		(34)
Rate Swap		LIBOR
Put - 5 Year Interest	Deutsche Bank AG	3 Month	Receive	2.00%	03/18/2013	15,800		(148)	—		148
Rate Swap		LIBOR
Put - 5 Year Interest	Goldman Sachs & Co	3 Month	Receive	1.25%	03/18/2013	11,600		(14)	(17)		(3)
Rate Swap		LIBOR
Put - 5 Year Interest	JP Morgan Chase	3 Month	Receive	1.15%	04/02/2013	16,200		(30)	(56)		(26)
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.40%	03/18/2013	12,000		(233)	(7)		226
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.20%	02/19/2013	27,000		(76)	(14)		62
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.20%	03/18/2013	108,500		(588)	(213)		375
Rate Swap		LIBOR
Put - 5 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.15%	04/02/2013	4,600		(7)	(16)		(9)
Rate Swap		LIBOR
Put - 5 Year Interest	Royal Bank of	3 Month	Receive	1.15%	04/02/2013	13,300		(17)	(47)		(30)
Rate Swap	Scotland PLC	LIBOR
Put - 5 Year Interest	Royal Bank of	3 Month	Receive	1.25%	03/18/2013	6,600		(8)	(9)		(1)
Rate Swap	Scotland PLC	LIBOR
Put - 5 Year Interest	Royal Bank of	3 Month	Receive	1.75%	05/30/2013	36,000		(267)	(38)		229
Rate Swap	Scotland PLC	LIBOR
Put - 5 Year Interest	Royal Bank of	3 Month	Receive	1.20%	03/18/2013	17,400		(88)	(34)		54
Rate Swap	Scotland PLC	LIBOR
Put - 7 Year Interest	Bank of America NA	3 Month	Receive	1.65%	03/18/2013	8,200		(25)	(34)		(9)
Rate Swap		LIBOR
Put - 7 Year Interest	Deutsche Bank AG	3 Month	Receive	1.65%	03/18/2013	11,800		(28)	(49)		(21)
Rate Swap		LIBOR
Put - 7 Year Interest	Morgan Stanley & Co	3 Month	Receive	1.65%	03/18/2013	32,900		(109)	(135)		(26)
Rate Swap		LIBOR
Put - 7 Year Interest	Royal Bank of	3 Month	Receive	1.65%	03/18/2013	27,200		(77)	(112)		(35)
Rate Swap	Scotland PLC	LIBOR
Total								$(3,524)	$(1,273	) $	2,251

All dollar amounts are shown in thousands (000's)

Options
	Exercise Price		Expiration Date	Contracts		Upfront Premiums Paid/(Received)		Fair Value	Unrealized Appreciation/(Depreciation)
Written Options Outstanding
Put - USD versus JPY; April 2013		$86.00	04/04/2013		16,300,000		$(49)		$(37)		$12
Total							$(49)		$(37)		$12

All dollar amounts are shown in thousands (000's)

Inflation Floor

	Counterparty (Issuer)	Strike Index	Exercise Index	Expiration Date		Notional Amount	Upfront Premiums Paid/(Received)		Fair Value		Unrealized Appreciation/(Depreciation)

Description
Floor - US CPI Urban	Citibank NA	$216.69	Max of $0 or (0-		04/07/2020	$12,500		$(111)	$(9)			$102
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$217.97	Max of $0 or (0-		09/29/2020	5,500		(71)	(5)			66
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Citibank NA	$215.95	Max of $0 or (0-		03/12/2020	5,200		(44)	(4)			40
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Floor - US CPI Urban	Deutsche Bank AG $ 215.95		Max of $0 or (0-		03/10/2020	1,800		(14)	(2)			12
Consumers NSA Index			(Index Final/Index
			Initial - 1))
Total								$(240)	$(20)			$220

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 96.69%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 0.03%				Banks (continued)
Teleperformance	26,225	$1,045		ICICI Bank Ltd ADR	207,860	$9,520
				Industrial & Commercial Bank of China Ltd	21,382,034	16,103
				Krung Thai Bank PCL	13,017,700	10,097
Aerospace & Defense - 0.62%				Mitsubishi UFJ Financial Group Inc	6,135,925	34,896
BAE Systems PLC	2,078,288	11,185		Nedbank Group Ltd	138,796	3,012
MTU Aero Engines Holding AG	139,301	13,284		Royal Bank of Canada	504,000	31,390
		$24,469		Sberbank of Russia	3,053,555	11,015
Agriculture - 1.77%				Shinsei Bank Ltd	4,898,000	10,006
British American Tobacco PLC	645,429	33,544		Skandinaviska Enskilda Banken AB	2,250,093	22,539
Bunge Ltd	77,074	6,140		Societe Generale SA	363,215	16,401
Genus PLC	28,934	651		Standard Chartered PLC	1,310,181	34,836
ITC Ltd	806,051	4,662		Sumitomo Mitsui Financial Group Inc	993,200	39,891
Japan Tobacco Inc	735,100	22,936		Svenska Handelsbanken AB	558,237	22,810
Souza Cruz SA	87,404	1,446		Swedbank AB	1,304,679	30,807
		$69,379		Turkiye Halk Bankasi AS	634,430	6,264
				Yes Bank Ltd	870,790	8,552
Airlines - 0.76%						$543,421
Air China Ltd	5,118,000	4,389
easyJet PLC	1,278,340	18,863		Beverages - 1.55%
Turk Hava Yollari Anonium Ortakligi (a)	1,793,785	6,664		Anheuser-Busch InBev NV	366,970	32,289
		$29,916		Cia de Bebidas das Americas ADR	321,829	15,145
				Fomento Economico Mexicano SAB de CV	103,560	11,173
Apparel - 0.27%				ADR
Grendene SA	133,800	1,177		Tata Global Beverages Ltd	809,504	2,270
Prada SpA	1,067,700	9,582				$60,877
		$10,759
				Biotechnology - 0.41%
Automobile Manufacturers - 4.02%				CSL Ltd	267,255	15,299
Bayerische Motoren Werke AG	163,816	16,499		Morphosys AG (a)	16,686	706
Daihatsu Motor Co Ltd	717,000	14,915				$16,005
Fuji Heavy Industries Ltd	907,000	12,267
Geely Automobile Holdings Ltd	14,035,000	7,332		Building Materials - 0.65%
Great Wall Motor Co Ltd	3,506,000	14,254		Asahi Glass Co Ltd	740,000	4,910
Hyundai Motor Co	29,853	5,622		China National Building Material Co Ltd	3,288,000	5,248
Kia Motors Corp	87,724	4,167		Lafarge SA	208,010	12,703
Peugeot SA (a)	368,405	2,871		Sanwa Holdings Corp	281,000	1,340
Suzuki Motor Corp	682,400	17,906		Sumitomo Osaka Cement Co Ltd	373,000	1,249
Tata Motors Ltd	1,636,734	9,106				$25,450
Toyota Motor Corp	894,300	42,716
Volvo AB - B Shares	689,828	10,210		Chemicals - 3.90%
				Agrium Inc	261,400	29,654
		$157,865		Aica Kogyo Co Ltd	72,500	1,205
Automobile Parts & Equipment - 1.45%				BASF SE	429,188	43,468
Cie Generale des Etablissements Michelin	235,665	21,918		Elementis PLC	191,904	642
Continental AG	200,339	23,512		Filtrona PLC	70,762	646
JTEKT Corp	639,400	6,830		Koninklijke DSM NV	265,344	16,254
Minth Group Ltd	530,000	717		Mexichem SAB de CV	865,268	4,893
Plastic Omnium SA	26,958	1,054		Nippon Soda Co Ltd	214,000	971
Showa Corp	111,755	1,201		Sasol Ltd	179,548	7,754
Sungwoo Hitech Co Ltd	59,682	669		Sociedad Quimica y Minera de Chile SA ADR	69,261	3,937
Valeo SA	17,652	951		Solvay SA	101,890	16,008
		$56,852		Tosoh Corp	1,814,000	4,364
				Yara International ASA	438,563	23,388
Banks - 13.83%						$153,184
Aozora Bank Ltd	3,009,301	8,460
Australia & New Zealand Banking Group Ltd	1,027,723	28,544		Coal - 0.12%
Banca Generali SpA	70,573	1,353		China Coal Energy Co Ltd	4,428,000	4,939
Banca Popolare dell'Emilia Romagna Scrl	103,804	917
Bank of China Ltd	28,628,300	14,106		Commercial Services - 0.23%
Bank of Yokohama Ltd/The	1,445,000	6,902		CCR SA	655,500	6,764
Barclays PLC	1,927,745	9,255		Sohgo Security Services Co Ltd	55,400	734
China Construction Bank Corp	11,679,129	10,075		Stantec Inc	15,100	619
Chongqing Rural Commercial Bank	4,983,000	2,964		Valid Solucoes e Servicos de Seguranca em	53,036	1,131
Credicorp Ltd	29,861	4,680		Meios de Pagamento e Identificacao S.A
Credit Suisse Group AG (a)	157,836	4,661
DBS Group Holdings Ltd	2,153,003	26,022				$9,248
Deutsche Bank AG	295,746	15,296		Computers - 1.14%
DNB ASA	994,241	13,928		Asustek Computer Inc	790,000	9,054
FirstRand Ltd	2,111,286	7,612		Gemalto NV	199,576	17,765
Grupo Financiero Banorte SAB de CV	1,462,800	10,068		Ingenico	26,336	1,660
Home Capital Group Inc	12,165	739		Innolux Corp (a)	6,768,000	3,524
HSBC Holdings PLC	6,129,293	69,700		Ju Teng International Holdings Ltd	3,260,765	1,564

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Computers (continued)				Engineering & Construction (continued)
Lenovo Group Ltd	3,050,000	$3,177		Vinci SA	258,971	$13,182
NEC Networks & System Integration Corp	50,600	951				$98,897
Tata Consultancy Services Ltd	256,403	6,482
TPV Technology Ltd	1,974,000	619		Entertainment - 0.06%
		$44,796		Avex Group Holdings Inc	32,100	868
				William Hill PLC	256,447	1,564
Consumer Products - 0.02%						$2,432
Goodbaby International Holdings Ltd	1,418,000	730		Food - 3.57%
				Casino Guichard Perrachon SA	111,421	10,911
Distribution & Wholesale - 1.91%				Cia Brasileira de Distribuicao Grupo Pao de	110,176	5,260
Inchcape PLC	182,329	1,368		Acucar ADR
Marubeni Corp	2,604,000	19,127		Cosan SA Industria e Comercio	196,100	4,628
Mitsubishi Corp	277,000	5,844		Delhaize Group SA	67,989	3,226
Sojitz Corp	1,624,200	2,438		JBS SA (a)	611,222	2,342
Sumitomo Corp	1,552,431	20,081		Nestle SA	735,662	51,656
Toyota Tsusho Corp	346,400	8,239		Nutreco NV	198,687	17,613
Wolseley PLC	382,735	17,860		Sao Martinho SA	50,611	724
		$74,957		Suedzucker AG	495,978	21,215
				Tate & Lyle PLC	1,107,246	14,268
Diversified Financial Services - 2.72%				Toyo Suisan Kaisha Ltd	122,000	3,383
Aberdeen Asset Management PLC	3,706,450	23,655		Uni-President Enterprises Corp	1,970,000	3,461
Aeon Credit Service Co Ltd	249,300	5,173		Vigor Alimentos SA (a),(b)	32,030	101
Azimut Holding SpA	376,978	6,631		Viscofan SA	31,507	1,648
Daishin Securities Co Ltd	114,908	1,129
Hana Financial Group Inc	162,147	5,806				$140,436
IDFC Ltd	1,943,581	6,199		Forest Products & Paper - 0.82%
Intermediate Capital Group PLC	1,864,042	10,448		DS Smith PLC	397,757	1,397
International Personal Finance PLC	105,631	676		Metsa Board OYJ (a)	206,111	686
Jaccs Co Ltd	304,000	1,552		Mondi PLC	795,121	9,420
KB Financial Group Inc	226,103	8,049		Smurfit Kappa Group PLC	1,329,863	18,425
Mega Financial Holding Co Ltd	13,288,760	10,884		Sumitomo Forestry Co Ltd	76,900	753
ORIX Corp	237,690	25,428		West Fraser Timber Co Ltd	18,300	1,469
Provident Financial PLC	51,990	1,190				$32,150
		$106,820
				Gas - 0.60%
Electric - 0.40%				Korea Gas Corp (a)	66,236	4,057
Atco Ltd/Canada	10,300	865		National Grid PLC	203,174	2,225
China Power International Development Ltd	3,428,000	1,242		Perusahaan Gas Negara Persero Tbk PT	10,237,000	4,914
Huaneng Power International Inc	4,811,000	4,959		Tokyo Gas Co Ltd	2,656,000	12,525
Tenaga Nasional BHD	3,833,500	8,644				$23,721
		$15,710
				Hand & Machine Tools - 0.08%
Electrical Components & Equipment - 0.71%				KUKA AG (a)	46,098	1,788
Harbin Electric Co Ltd	744,000	674		Techtronic Industries Co	699,000	1,417
Hitachi Ltd	4,611,739	27,366				$3,205
		$28,040
				Healthcare - Products - 1.34%
Electronics - 1.03%				Coloplast A/S	422,067	22,267
AAC Technologies Holdings Inc	388,500	1,503		Elekta AB	1,032,772	15,312
Anritsu Corp	1,240,000	15,914		Fresenius SE & Co KGaA	114,289	13,900
Hon Hai Precision Industry Co Ltd	2,318,265	6,637		Hogy Medical Co Ltd	22,600	1,089
Interflex Co Ltd (a)	16,984	603				$52,568
NEC Corp	4,539,000	11,074
Phison Electronics Corp	267,000	1,805		Holding Companies - Diversified - 0.56%
Radiant Opto-Electronics Corp	299,590	1,163		Alfa SAB de CV	3,319,000	8,003
Spectris PLC	36,541	1,280		Emperor International Holdings	2,526,000	792
Tokyo Seimitsu Co Ltd	40,700	699		Imperial Holdings Ltd	309,956	6,748
		$40,678		KOC Holding AS	1,053,758	5,499
				Mitie Group PLC	180,447	806
Engineering & Construction - 2.52%						$21,848
Aecon Group Inc	47,300	563
Aker Solutions ASA	879,670	19,239		Home Builders - 1.43%
Bilfinger SE	185,294	18,729		Barratt Developments PLC (a)	5,599,936	19,320
Cheung Kong Infrastructure Holdings Ltd	1,331,296	8,454		Persimmon PLC	1,022,123	13,663
China Communications Construction Co Ltd	3,973,000	4,039		Sekisui House Ltd	835,000	9,190
China Railway Construction Corp Ltd	6,822,845	7,377		Taylor Wimpey PLC	12,550,657	14,159
CTCI Corp	687,000	1,317				$56,332
Daelim Industrial Co Ltd	88,009	7,489		Home Furnishings - 0.06%
Obrascon Huarte Lain SA	46,240	1,405		De'Longhi SpA	92,498	1,494
Royal Imtech NV	117,108	3,093		Foster Electric Co Ltd	49,000	771
SembCorp Industries Ltd	3,163,000	14,010				$2,265

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance - 3.47%				Mining (continued)
Catlin Group Ltd	108,960	$904		Korea Zinc Co Ltd (a)	8,625	$3,041
Hannover Rueckversicherung AG	340,312	27,473		Lundin Mining Corp (a)	144,500	743
Helvetia Holding AG	3,174	1,293		Medusa Mining Ltd	170,651	883
Lancashire Holdings Ltd	74,929	975		MMC Norilsk Nickel OJSC ADR	213,832	4,253
Legal & General Group PLC	10,225,707	24,694		New Gold Inc (a)	53,500	520
MS&AD Insurance Group Holdings	351,100	7,354		PanAust Ltd	136,960	423
PICC Property & Casualty Co Ltd	4,017,000	6,117		Rio Tinto Ltd	479,562	33,306
Prudential PLC	2,019,300	30,653		Rio Tinto PLC	127,625	7,210
Sampo	585,116	21,004		Southern Copper Corp	255,920	10,081
Sanlam Ltd	1,455,099	7,384		Sterlite Industries India Ltd ADR	577,288	4,901
Standard Life PLC	1,578,440	8,656		Yamana Gold Inc	1,060,600	17,333
		$136,507				$200,298
Internet - 0.15%				Miscellaneous Manufacturing - 0.28%
Com2uSCorp (a)	35,974	1,209		IMI PLC	480,680	8,912
Rightmove PLC	35,251	936		Singamas Container Holdings Ltd	3,742,000	1,080
Tencent Holdings Ltd	106,300	3,713		Trelleborg AB	72,516	931
		$5,858				$10,923
Iron & Steel - 0.51%				Office & Business Equipment - 0.22%
APERAM	39,646	575		Ricoh Co Ltd	776,000	8,639
BlueScope Steel Ltd (a)	381,954	1,350
Evraz PLC	613,455	2,809		Oil & Gas - 7.85%
JFE Holdings Inc	168,400	3,594		Afren PLC (a)	635,957	1,449
POSCO ADR	107,852	8,786		Bangchak Petroleum PCL (c)	1,802,100	2,176
Severstal OAO	221,700	2,765		BG Group PLC	1,077,297	19,121
		$19,879		BP PLC	1,262,494	9,346
Lodging - 0.55%				Cenovus Energy Inc	521,000	17,295
Genting Malaysia Bhd	854,000	1,009		China Petroleum & Chemical Corp	7,662,000	9,296
MGM China Holdings Ltd	2,408,000	5,694		CNOOC Ltd	2,833,219	5,830
Whitbread PLC	364,664	14,862		Eni SpA	1,385,368	34,603
		$21,565		Gazprom OAO ADR	566,855	5,340
				Lukoil OAO ADR	205,004	13,838
Machinery - Construction & Mining - 0.01%				Lundin Petroleum AB (a)	551,577	14,169
China National Materials Co Ltd	1,435,000	451		Neste Oil OYJ	105,001	1,676
				PetroChina Co Ltd	7,377,494	10,462
Machinery - Diversified - 0.96%				Petroleo Brasileiro SA ADR	535,072	9,781
Duerr AG	13,793	1,350		Polski Koncern Naftowy Orlen S.A. (a)	350,173	5,544
IHI Corp	5,486,000	14,222		PTT Exploration & Production PCL (c)	1,236,800	6,888
Kawasaki Heavy Industries Ltd	1,619,000	5,016		Rosneft OAO	1,085,422	9,529
Mitsubishi Heavy Industries Ltd	2,341,000	12,518		Royal Dutch Shell PLC - A Shares	247,998	8,791
OC Oerlikon Corp AG (a)	111,913	1,374		Royal Dutch Shell PLC - B Shares	739,693	26,885
Sumitomo Heavy Industries Ltd	715,000	3,155		Seadrill Ltd	596,200	23,569
		$37,635		SK Holdings Co Ltd	57,850	9,142
				Statoil ASA	560,846	14,942
Media - 0.43%				Suncor Energy Inc	934,800	31,772
Grupo Televisa SAB ADR	326,222	9,137		Tatneft OAO ADR	163,670	7,557
Kabel Deutschland Holding AG	94,223	7,635		Thai Oil PCL (c)	2,692,000	6,657
		$16,772		TransGlobe Energy Corp (a)	116,700	998
Metal Fabrication & Hardware - 0.18%				Twin Butte Energy Ltd	274,500	732
Bodycote PLC	124,014	908		Whitecap Resources Inc	128,537	1,233
NTN Corp	2,211,000	6,368				$308,621
		$7,276		Oil & Gas Services - 1.08%
Mining - 5.10%				John Wood Group PLC	708,340	9,034
Alacer Gold Corp (a)	95,033	433		Petroleum Geo-Services ASA	93,020	1,650
Antofagasta PLC	123,540	2,240		Technip SA	78,920	8,546
Argonaut Gold Inc (a)	74,788	682		TGS Nopec Geophysical Co ASA	624,697	23,297
B2Gold Corp (a)	202,500	780				$42,527
BHP Billiton Ltd	1,301,229	51,180		Packaging & Containers - 0.39%
BHP Billiton PLC	351,446	12,052		Gerresheimer AG (a)	19,554	1,005
Boliden AB	43,551	805		Rengo Co Ltd	883,000	4,483
Capstone Mining Corp (a)	280,598	695		Rexam PLC	1,324,628	9,847
Cia de Minas Buenaventura SA ADR	30,130	891				$15,335
Gold Fields Ltd	470,250	5,450
Grupo Mexico SAB de CV	1,726,000	6,421		Pharmaceuticals - 6.82%
Gujarat Mineral Development Corp Ltd	105,849	383		Aurobindo Pharma Ltd	209,580	738
HudBay Minerals Inc	112,946	1,314		Bayer AG	291,452	28,761
Inmet Mining Corp	247,200	17,845		BTG PLC (a)	840,760	4,419
Jiangxi Copper Co Ltd	2,295,000	6,231		Chong Kun Dang Pharm Corp (a)	34,490	1,344
KGHM Polska Miedz SA	166,725	10,202		GlaxoSmithKline PLC	300,513	6,874

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Pharmaceuticals (continued)				Semiconductors (continued)
Kaken Pharmaceutical Co Ltd	72,000	$1,181		Chipbond Technology Corp	702,000	$1,444
KYORIN Holdings Inc	39,300	800		Elan Microelectronics Corp	3,073,000	5,702
Novartis AG	639,028	43,439		King Yuan Electronics Co Ltd	1,862,000	1,105
Novo Nordisk A/S	233,806	43,042		Mellanox Technologies Ltd (a)	74,397	3,779
Roche Holding AG	289,373	63,963		Novatek Microelectronics Corp	858,000	3,414
Sanofi	489,216	47,691		Samsung Electronics Co Ltd	31,250	41,576
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	1,130,944	1,351		Taiwan Semiconductor Manufacturing Co Ltd	7,603,605	26,055
Ship Healthcare Holdings Inc	32,600	933				$101,215
Shire PLC	673,826	22,541
Virbac SA	3,823	856		Shipbuilding - 0.19%
		$267,933		Samsung Heavy Industries Co Ltd	208,880	7,340
Pipelines - 0.57%
TransCanada Corp	471,500	22,318		Software - 1.17%
				IT Holdings Corp	35,400	503
				Nihon Unisys Ltd	108,600	887
Real Estate - 3.27%				SAP AG	491,005	40,266
Brookfield Asset Management Inc	862,438	31,829		Tech Mahindra Ltd	237,847	4,454
Capital Property Fund	793,069	932				$46,110
Cheung Kong Holdings Ltd	1,505,000	24,683
Cyrela Brazil Realty SA Empreendimentos e	473,600	4,174		Telecommunications - 4.78%
Participacoes				America Movil SAB de CV ADR	298,252	7,504
Deutsche Wohnen AG	242,768	4,674		Belgacom SA	91,687	2,797
Ez Tec Empreendimentos e Participacoes SA	107,934	1,404		BT Group PLC	4,567,683	18,018
Great Eagle Holdings Ltd	292,000	1,134		China Mobile Ltd	873,876	9,555
Greentown China Holdings Ltd	737,500	1,516		China Telecom Corp Ltd	8,172,000	4,451
Guangzhou R&F Properties Co Ltd	1,982,000	3,597		Freenet AG	85,400	1,839
Helbor Empreendimentos SA	163,700	954		GN Store Nord A/S	74,353	1,210
Henderson Land Development Co Ltd	1,550,000	11,160		Hellenic Telecommunications Organization SA (a)	441,028	3,708
IMMOFINANZ AG (a)	2,057,661	9,014
K Wah International Holdings Ltd	2,316,000	1,347		Hutchison Telecommunications Hong Kong	1,216,666	551
KWG Property Holding Ltd	1,807,500	1,372		Holdings Ltd
Longfor Properties Co Ltd	1,517,500	2,846		KDDI Corp	283,100	21,064
Mah Sing Group Bhd	1,002,800	737		KT Corp	114,910	3,868
Mitsui Fudosan Co Ltd	870,000	19,887		Nippon Telegraph & Telephone Corp	239,276	10,021
Shenzhen Investment Ltd	3,692,000	1,696		Rogers Communications - Class B	253,300	11,771
				Samart Corp PCL (c)	3,297,700	1,504
Shimao Property Holdings Ltd	1,997,500	4,417
Sunac China Holdings Ltd	1,318,000	1,073		SK Telecom Co Ltd	3,806	585
		$128,446		Taiwan Mobile Co Ltd	1,586,000	5,643
				Telecity Group PLC	50,532	679
REITS - 1.32%				Telecom Corp of New Zealand Ltd	6,016,689	12,253
Artis Real Estate Investment Trust	41,000	658		Telekomunikasi Indonesia Persero Tbk PT	9,408,500	9,423
Canadian Apartment Properties REIT	28,500	736		TeliaSonera AB	1,669,541	12,043
CapitaCommercial Trust	1,257,000	1,691		VimpelCom Ltd ADR	125,814	1,511
Dexus Property Group	7,110,830	7,751		Vivendi SA	979,008	20,966
Mirvac Group	7,109,716	11,800		Vodacom Group Ltd	230,000	3,199
Suntec Real Estate Investment Trust	949,000	1,300		Vodafone Group PLC	5,702,511	15,563
Vastned Retail NV	24,503	1,106		Ziggo NV	255,166	8,132
Westfield Group	1,203,609	14,046				$187,858
Westfield Retail Trust	3,823,749	12,805
		$51,893		Transportation - 2.57%
				Canadian National Railway Co	360,900	34,639
Retail - 3.18%				Canadian Pacific Railway Ltd	204,100	23,563
Alimentation Couche Tard Inc	478,100	23,325		East Japan Railway Co	317,200	21,413
AOKI Holdings Inc	41,068	987		Globaltrans Investment PLC	42,962	664
Aoyama Trading Co Ltd	46,900	921		Nippon Konpo Unyu Soko Co Ltd	24,600	342
Cie Financiere Richemont SA	403,511	33,146		Nippon Yusen KK	2,850,000	6,830
Dollarama Inc	381,000	23,179		Senko Co Ltd	208,000	969
Inditex SA	157,785	22,053		West Japan Railway Co	317,600	12,524
Jean Coutu Group PJC Inc/The	37,654	573				$100,944
Lawson Inc	121,900	8,834
Lotte Shopping Co Ltd	14,659	5,016		Water - 0.48%
Man Wah Holdings Ltd	690,800	635		Cia de Saneamento Basico do Estado de Sao	99,805	4,496
Pandora A/S	48,498	1,198		Paulo
Sugi Holdings Co Ltd	29,200	1,001		United Utilities Group PLC	1,243,791	14,433
Tsuruha Holdings Inc	18,000	1,505				$18,929
Valor Co Ltd	64,300	1,027		TOTAL COMMON STOCKS		$3,799,224
Woolworths Holdings Ltd/South Africa	219,228	1,558		PREFERRED STOCKS - 1.85%	Shares Held	Value(000	's)
		$124,958		Automobile Manufacturers - 0.97%
Semiconductors - 2.58%				Volkswagen AG	153,197	37,928
ams AG	10,314	1,269
ARM Holdings PLC	1,231,635	16,871

See accompanying notes

Schedule of Investments
Diversified International Fund
January 31, 2013 (unaudited)

			Portfolio Summary (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	Country	Percent
			Japan	14.83%
Banks - 0.47%			United Kingdom	13.64%
Banco Bradesco SA	414,400	$7,616	Canada	8.36%
Itau Unibanco Holding SA	632,600	10,912	Germany	8.15%
		$18,528	Switzerland	5.53%
			Australia	4.52%
Iron & Steel - 0.41%			France	4.09%
Gerdau SA	133,416	1,171	China	3.78%
Vale SA	765,329	14,873	Sweden	3.29%
		$16,044	Norway	3.05%
TOTAL PREFERRED STOCKS		$72,500	Korea, Republic Of	3.03%
	Maturity		Netherlands	2.57%
REPURCHASE AGREEMENTS - 1.20%	Amount (000's)	Value (000's)	Brazil	2.40%
Banks - 1.20%			Hong Kong	2.15%
Investment in Joint Trading Account; Credit	$10,355	$10,355	Taiwan, Province Of China	2.07%
Suisse Repurchase Agreement; 0.13%			United States	1.73%
dated 1/31/2013 maturing 2/1/2013			Denmark	1.73%
(collateralized by US Government			India	1.47%
Securities; $10,561,847; 0.00%; dated			Mexico	1.45%
05/15/15 - 02/15/38)			Belgium	1.38%
Investment in Joint Trading Account; Deutsche	7,248	7,248	Russian Federation	1.38%
Bank Repurchase Agreement; 0.16% dated			Italy	1.38%
1/31/2013 maturing 2/1/2013			South Africa	1.11%
(collateralized by US Government			Singapore	1.09%
Securities; $7,393,293; 0.00% - 6.75%;			Ireland	1.04%
dated 02/01/13 - 11/23/35)			Thailand	0.69%
Investment in Joint Trading Account; JP	10,873	10,873	Spain	0.64%
Morgan Repurchase Agreement; 0.13%			Finland	0.59%
dated 1/31/2013 maturing 2/1/2013			Turkey	0.51%
(collateralized by US Government			Poland	0.40%
Securities; $11,089,939; 0.00% - 10.35%;			Indonesia	0.36%
dated 02/03/13 - 09/15/39)			New Zealand	0.31%
Investment in Joint Trading Account; Merrill	18,776	18,776	Malaysia	0.27%
Lynch Repurchase Agreement; 0.13%			Austria	0.26%
dated 1/31/2013 maturing 2/1/2013			Peru	0.14%
(collateralized by US Government			Chile	0.10%
Securities; $19,151,480; 0.00% - 6.25%;			Israel	0.10%
dated 07/15/13 - 01/15/38)			Greece	0.09%
		$47,252	Luxembourg	0.02%
TOTAL REPURCHASE AGREEMENTS		$47,252	Cyprus	0.02%
			Bermuda	0.02%
Total Investments		$3,918,976	Other Assets in Excess of Liabilities, Net	0.26%
Other Assets in Excess of Liabilities, Net - 0.26%		$10,199
TOTAL NET ASSETS - 100.00%		$3,929,175	TOTAL NET ASSETS	100.00%

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $17,225 or 0.44% of net assets.

See accompanying notes

Schedule of Investments
Equity Income Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 97.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.27%				Healthcare - Products - 1.67%
Lockheed Martin Corp	643,360	$55,889		Becton Dickinson and Co	373,665	$31,403
Raytheon Co	930,704	49,029		Medtronic Inc	983,936	45,851
		$104,918				$77,254
Apparel - 1.23%				Insurance - 7.41%
VF Corp	385,718	56,924		ACE Ltd	1,142,720	97,508
				Allianz SE ADR	1,504,468	21,499
				Allstate Corp/The	1,078,532	47,347
Automobile Manufacturers - 0.84%				Chubb Corp/The	457,926	36,776
PACCAR Inc	827,653	38,949		Fidelity National Financial Inc	2,191,423	55,005
				MetLife Inc	1,845,902	68,926
Automobile Parts & Equipment - 1.42%				Swiss Re AG ADR	206,273	15,289
Autoliv Inc	671,089	44,158				$342,350
Johnson Controls Inc	683,667	21,255
		$65,413		Leisure Products & Services - 0.69%
				Carnival Corp	828,970	32,098
Banks - 8.53%
Australia & New Zealand Banking Group Ltd	445,582	12,389
ADR				Machinery - Diversified - 1.43%
Banco Santander SA ADR	3,642,172	29,793		Deere & Co	702,590	66,086
Bank of Nova Scotia	817,067	48,101
Grupo Financiero Santander Mexico SAB de	277,237	4,311		Media - 0.46%
CV ADR(a)				Walt Disney Co/The	393,568	21,205
JP Morgan Chase & Co	1,959,863	92,212
M&T Bank Corp	421,057	43,238
PNC Financial Services Group Inc	1,092,150	67,495		Mining - 1.74%
US Bancorp	1,813,952	60,042		Barrick Gold Corp	1,424,857	45,482
Wells Fargo & Co	1,048,447	36,517		BHP Billiton Ltd ADR	444,437	34,986
		$394,098				$80,468
				Miscellaneous Manufacturing - 1.95%
Beverages - 1.17%				3M Co	287,792	28,938
Coca-Cola Co/The	503,240	18,740
Dr Pepper Snapple Group Inc	786,905	35,466		Parker Hannifin Corp	659,762	61,338
		$54,206				$90,276
				Oil & Gas - 12.27%
Chemicals - 0.93%				Chevron Corp	629,955	72,539
Air Products & Chemicals Inc	209,160	18,287		Encana Corp	2,025,081	39,206
EI du Pont de Nemours & Co	521,254	24,733		Exxon Mobil Corp	831,024	74,767
		$43,020		Marathon Oil Corp	1,458,539	49,021
Computers - 0.46%				Marathon Petroleum Corp	1,159,114	86,018
Apple Inc	46,900	21,354		Occidental Petroleum Corp	771,519	68,102
				Penn West Petroleum Ltd	4,716,997	47,736
				Royal Dutch Shell PLC - B shares ADR	904,439	65,771
Distribution & Wholesale - 1.79%				Total SA ADR	1,169,611	63,498
Genuine Parts Co	1,212,537	82,489				$566,658
				Pharmaceuticals - 11.81%
Diversified Financial Services - 1.94%				Abbott Laboratories	1,281,977	43,433
BlackRock Inc	378,994	89,549		AbbVie Inc	1,299,604	47,682
				GlaxoSmithKline PLC ADR	1,275,302	58,167
Electric - 3.93%				Johnson & Johnson	581,626	42,994
NextEra Energy Inc	756,743	54,523		Merck & Co Inc	2,053,351	88,807
Northeast Utilities	1,007,485	41,035		Novartis AG ADR	802,064	54,396
Wisconsin Energy Corp	930,076	36,673		Pfizer Inc	3,330,723	90,862
Xcel Energy Inc	1,767,330	49,097		Roche Holding AG ADR	1,105,219	61,318
		$181,328		Teva Pharmaceutical Industries Ltd ADR	1,523,288	57,870
Electrical Components & Equipment - 0.94%						$545,529
Emerson Electric Co	755,627	43,260		Pipelines - 4.01%
				Enterprise Products Partners LP	1,166,702	66,117
				Kinder Morgan Energy Partners LP	603,637	53,664
Electronics - 0.63%				Kinder Morgan Inc/Delaware	1,742,720	65,282
Honeywell International Inc	425,078	29,007				$185,063
Food - 3.16%				REITS - 4.82%
Kraft Foods Group Inc	950,586	43,936		American Capital Agency Corp	2,323,748	73,500
Kroger Co/The	2,340,572	64,834		Annaly Capital Management Inc	3,757,393	55,872
Mondelez International Inc	1,340,371	37,249		Digital Realty Trust Inc	1,370,175	93,049
		$146,019				$222,421
Gas - 1.21%				Retail - 2.38%
Sempra Energy	742,789	55,746		Costco Wholesale Corp	204,301	20,908
				McDonald's Corp	495,194	47,187

See accompanying notes

Schedule of Investments
Equity Income Fund
January 31, 2013 (unaudited)

				Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	Sector	Percent
				Financial	25.05%
Retail (continued)				Consumer, Non-cyclical	17.81%
Tiffany & Co	633,905	$41,679		Energy	16.28%
		$109,774		Consumer, Cyclical	11.83%
				Industrial	9.85%
Semiconductors - 5.25%				Technology	7.34%
Applied Materials Inc	3,832,859	49,482		Utilities	5.14%
Intel Corp	3,629,869	76,372		Communications	3.83%
Maxim Integrated Products Inc	1,537,683	48,360		Basic Materials	2.67%
Microchip Technology Inc	1,441,628	48,223		Other Assets in Excess of Liabilities, Net	0.20%
Taiwan Semiconductor Manufacturing Co Ltd	1,127,941	20,010		TOTAL NET ASSETS	100.00%
ADR
		$242,447
Software - 1.63%
Microsoft Corp	2,743,045	75,351
Telecommunications - 3.37%
BCE Inc	1,160,476	51,548
CenturyLink Inc	816,136	33,013
Verizon Communications Inc	455,936	19,883
Vodafone Group PLC ADR	1,880,149	51,366
		$155,810
Toys, Games & Hobbies - 3.48%
Hasbro Inc	1,744,892	65,207
Mattel Inc	2,543,183	95,700
		$160,907
Transportation - 2.63%
Norfolk Southern Corp	522,842	36,008
Union Pacific Corp	258,785	34,020
United Parcel Service Inc	646,143	51,233
		$121,261
TOTAL COMMON STOCKS		$4,501,238
	Maturity
REPURCHASE AGREEMENTS - 2.35%	Amount (000's)	Value(000	's)

Banks- 2.35%
Investment in Joint Trading Account; Credit	$23,782	$23,782
Suisse Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $24,257,648; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	16,647	16,648
Bank Repurchase Agreement; 0.16% dated
1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $16,980,353; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	24,971	24,971
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $25,470,530; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	43,123	43,123
Lynch Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $43,985,665; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$108,524
TOTAL REPURCHASE AGREEMENTS		$108,524
Total Investments		$4,609,762
Other Assets in Excess of Liabilities, Net - 0.20%		$9,162
TOTAL NET ASSETS - 100.00%		$4,618,924

(a) Non-Income Producing Security

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 24.75%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 0.14%				Chemicals (continued)
BAE Systems PLC	287,846	$1,549		CF Industries Holdings Inc	7,800	$1,788
General Dynamics Corp	35,159	2,331		China BlueChemical Ltd	1,978,000	1,421
Lockheed Martin Corp	38,587	3,352		Huntsman Corp	59,071	1,041
United Technologies Corp	22,320	1,955		Koninklijke DSM NV	264	16
		$9,187		LyondellBasell Industries NV	51,814	3,286
				Monsanto Co	15,818	1,603
Agriculture - 0.21%				Yara International ASA	24,821	1,324
Altria Group Inc	119,140	4,013				$12,887
Lorillard Inc	141,958	5,546
Reynolds American Inc	35,151	1,546		Computers - 0.16%
Universal Corp/VA	54,530	2,965		Accenture PLC - Class A	21,378	1,537
		$14,070		EMC Corp/MA (a)	117,197	2,884
				Hewlett-Packard Co	164,112	2,710
Airlines - 0.03%				Ingenico	28,971	1,826
Deutsche Lufthansa AG	98,819	1,963		Synopsys Inc (a)	44,232	1,479
						$10,436
Automobile Manufacturers - 0.05%
Daihatsu Motor Co Ltd	167,000	3,474		Cosmetics & Personal Care - 0.03%
				Procter & Gamble Co/The	23,431	1,761
Automobile Parts & Equipment - 0.05%
Cie Generale des Etablissements Michelin	19,246	1,790		Distribution & Wholesale - 0.09%
				ITOCHU Corp	93,300	1,055
JTEKT Corp	170,500	1,821		Marubeni Corp	324,000	2,380
		$3,611		Sumitomo Corp	194,200	2,512
Banks - 1.50%						$5,947
Agricultural Bank of China Ltd	9,313,000	5,071
Aozora Bank Ltd	475,754	1,338		Diversified Financial Services - 0.04%
				Intermediate Capital Group PLC	174,981	981
Australia & New Zealand Banking Group Ltd	87,695	2,436		Macquarie Group Ltd	40,999	1,649
Banca Generali SpA	44,628	855
Bank of America Corp	57,570	652				$2,630
Bank of Montreal	33,694	2,128		Electric - 4.58%
Bank of Nova Scotia	25,705	1,512		Ameren Corp (b)	146,753	4,761
Barclays PLC	624,078	2,996		Avista Corp	78,218	2,023
BNP Paribas SA	25,601	1,606		CPFL Energia SA ADR(b)	20,000	414
BOC Hong Kong Holdings Ltd	381,000	1,315		Datang International Power Generation Co Ltd	6,374,000	2,800
China CITIC Bank Corp Ltd	7,134,000	4,867
Chongqing Rural Commercial Bank	5,297,000	3,151		Dominion Resources Inc/VA	325,000	17,586
Citigroup Inc	23,016	970		DTE Energy Co (b)	349,608	22,134
Commonwealth Bank of Australia	1,237	83		Entergy Corp (b)	495,000	31,977
DBS Group Holdings Ltd	258	3		Huaneng Power International Inc	2,168,000	2,234
Deutsche Bank AG	42,034	2,174		Integrys Energy Group Inc (b)	375,000	20,509
Fifth Third Bancorp	175,469	2,858		ITC Holdings Corp (b)	296,000	23,976
Goldman Sachs Group Inc/The	26,645	3,940		NextEra Energy Inc (b)	300,000	21,615
HSBC Holdings PLC	414,462	4,713		Northeast Utilities (b)	60,000	2,444
Joyo Bank Ltd/The	179,000	839		OGE Energy Corp	84,000	4,932
JP Morgan Chase & Co	141,409	6,653		PG&E Corp (b)	540,000	23,025
Mitsubishi UFJ Financial Group Inc	820,600	4,667		Pinnacle West Capital Corp (b)	302,363	16,140
Mizuho Financial Group Inc	3,065,300	6,118		Portland General Electric Co	25,164	723
National Australia Bank Ltd	3,987	114		PPL Corp (b)	550,000	16,659
National Bank of Canada	22,431	1,784		RWE AG	80,788	3,038
Resona Holdings Inc	611,300	2,722		SCANA Corp (b)	225,000	10,532
Royal Bank of Canada	35,424	2,206		Southern Co/The (b)	455,000	20,125
Standard Chartered PLC	206,266	5,484		SSE PLC	300,000	6,752
Sumitomo Mitsui Financial Group Inc	134,300	5,394		TECO Energy Inc	660,000	11,728
Sumitomo Mitsui Trust Holdings Inc	687,000	2,538		Westar Energy Inc	315,000	9,472
Svenska Handelsbanken AB	36,529	1,493		Wisconsin Energy Corp (b)	600,000	23,658
Toronto-Dominion Bank/The	30,795	2,572				$299,257
US Bancorp	125,006	4,138
Wells Fargo & Co	248,499	8,655		Electrical Components & Equipment - 0.05%
		$98,045		Hitachi Ltd	331,000	1,964
				Molex Inc	45,430	1,022
Biotechnology - 0.04%						$2,986
Amgen Inc	33,880	2,895
				Electronics - 0.02%
				Brady Corp	28,568	997
Building Materials - 0.07%
China National Building Material Co Ltd	1,476,000	2,356
China Shanshui Cement Group Ltd	3,312,000	2,434		Engineering & Construction - 0.13%
		$4,790		Alion Science and Technology Corp -	7,750	—
				Warrants (a),(c),(d)
Chemicals - 0.20%				China Communications Construction Co Ltd	2,199,000	2,235
BASF SE	23,777	2,408		Monadelphous Group Ltd	98,751	2,745

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Machinery - Diversified - 0.03%
Vinci SA	64,334	$3,275		IHI Corp	860,000		$2,230
		$8,255
Entertainment - 0.06%				Media - 0.37%
Lottomatica Group SpA	57,573	1,423		Comcast Corp - Class A (b)	300,000		11,424
Tatts Group Ltd	733,917	2,491		Gannett Co Inc	89,069		1,748
		$3,914		HMH Holdings Inc (a),(d)	199,682		3,395
				Time Warner Cable Inc	82,078		7,333
Environmental Control - 0.06%							$23,900
Waste Management Inc	115,266	4,193
				Metal Fabrication & Hardware - 0.02%
Food - 0.11%				Aurubis AG	17,707		1,328
ConAgra Foods Inc	37,201	1,216
JBS SA (a)	765,200	2,932		Mining - 0.01%
Kroger Co/The	60,685	1,681		Grupo Mexico SAB de CV	243,991		908
Suedzucker AG	30,180	1,291
		$7,120		Oil & Gas - 1.03%
Forest Products & Paper - 0.07%				BP PLC	451,721		3,344
International Paper Co	52,636	2,180		Cenovus Energy Inc	264		9
Mondi PLC	94,032	1,114		Chevron Corp (b)	68,632		7,903
UPM-Kymmene OYJ	105,909	1,295		ConocoPhillips	82,008		4,757
		$4,589		Crescent Point Energy Corp	33,934		1,313
				Eni SpA	276,424		6,904
Gas - 0.59%				Exxon Mobil Corp (b)	73,694		6,630
AGL Resources Inc	47,176	1,972		HollyFrontier Corp	26,932		1,406
Just Energy Group Inc	25,000	248		LinnCo LLC	90,000		3,591
National Grid PLC	212,000	2,321		Marathon Oil Corp	55,703		1,872
National Grid PLC ADR(b)	60,000	3,295		Occidental Petroleum Corp	75,000		6,620
New Jersey Resources Corp	160,000	6,725		Penn West Petroleum Ltd (b)	425,000		4,301
NiSource Inc (b)	585,000	15,813		PetroChina Co Ltd	380,000		539
South Jersey Industries Inc (b)	65,000	3,528		Seadrill Ltd	100,000		3,968
UGI Corp	35,000	1,233		Statoil ASA	192,468		5,128
Western Gas Equity Partners LP (b)	106,873	3,608		Suncor Energy Inc	97,100		3,300
		$38,743		Total SA	70,307		3,810
Healthcare - Services - 0.15%				Valero Energy Corp	41,699		1,824
UnitedHealth Group Inc	76,422	4,219					$67,219
WellPoint Inc	82,652	5,358		Packaging & Containers - 0.03%
		$9,577		Amcor Ltd/Australia	231,509		2,028
Holding Companies - Diversified - 0.07%
Wharf Holdings Ltd	550,437	4,862		Pharmaceuticals - 0.59%
				Bayer AG	22,026		2,173
Home Builders - 0.09%				Bristol-Myers Squibb Co	135,241		4,888
Barratt Developments PLC (a)	476,379	1,644		Eli Lilly & Co	100,466		5,394
Bellway PLC	42,609	749		GlaxoSmithKline PLC	561		13
Daiwa House Industry Co Ltd	104,000	1,911		Johnson & Johnson	13,444		994
Pulte Group Inc (a)	87,452	1,814		Merck & Co Inc	176,072		7,615
				Novartis AG	31,714		2,156
		$6,118		Pfizer Inc (b)	181,205		4,943
Insurance - 0.35%				Roche Holding AG	23,471		5,188
Allstate Corp/The	40,500	1,778		Sanofi	50,840		4,956
AMP Ltd	392,641	2,180					$38,320
AXA SA	101,581	1,881		Pipelines - 6.55%
CNP Assurances	54,033	893		Access Midstream Partners LP (b),(c)	434,185		15,839
Hannover Rueckversicherung AG	17,352	1,401		AltaGas Ltd	155		5
Legal & General Group PLC	907,170	2,191		Buckeye Partners LP (b)	142,346		7,493
Lincoln National Corp	55,269	1,602		Copano Energy LLC (b)	136,700		5,326
MetLife Inc	75,964	2,836		DCP Midstream Partners LP (b),(c)	126,555		5,709
Muenchener Rueckversicherungs AG	9,375	1,722		Enbridge Energy Partners LP (b)	243,000		7,285
Protective Life Corp	29,960	948		Energy Transfer Equity LP (b)	353,440		17,870
Sampo	23,943	859		Energy Transfer Partners LP (b)	350,400		16,465
SCOR SE	40,488	1,166		Enterprise Products Partners LP (b)	754,810		42,775
Standard Life PLC	281,800	1,545		Holly Energy Partners LP (b),(c)	99,600		3,581
Sul America SA	176,287	1,648		Kinder Morgan Energy Partners LP (b)	306,200		27,221
Suncorp Group Ltd	4,697	52		Kinder Morgan Inc/Delaware (b)	223,000		8,354
		$22,702		Magellan Midstream Partners LP (b),(c)	715,100		36,191
Leisure Time - 0.00%				MarkWest Energy Partners LP (b)	264,900		14,628
Travelport LLC (a),(d)	165,331	—		MPLX LP (b)	137,300		4,726
				Oiltanking Partners LP (b),(c)	42,357		1,704
				ONEOK Inc	480,000		22,565

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Pipelines (continued)				REITS (continued)
ONEOK Partners LP (b),(c)	328,125	$19,556		Hammerson PLC	432,700	$3,331
Plains All American Pipeline LP (b)	697,400	36,753		Health Care REIT Inc	39,080	2,456
Regency Energy Partners LP (b),(c)	736,553	18,208		Highwoods Properties Inc (b)	40,100	1,444
Southcross Energy Partners LP (b)	37,098	873		Hospitality Properties Trust (b)	108,380	2,733
Sunoco Logistics Partners LP (b)	281,970	17,104		Japan Hotel REIT Investment Corp	5,343	1,739
Targa Resources Partners LP (b)	321,935	12,929		Kite Realty Group Trust	750,000	4,538
Tesoro Logistics LP (b)	144,200	6,345		Land Securities Group PLC	296,593	3,778
TransCanada Corp	42,105	1,993		Liberty Property Trust (b)	49,200	1,927
TransCanada Corp ADR (b)	140,000	6,632		Link REIT/The	388,500	2,020
Western Gas Partners LP (b),(c)	306,600	16,118		Medical Properties Trust Inc	395,000	5,313
Williams Cos Inc/The (b)	905,300	31,730		Mexico Real Estate Management SA de CV	1,328,615	3,093
Williams Partners LP (b)	434,328	22,038		(a),(e)
		$428,016		Mirvac Group	1,319,665	2,190
Private Equity - 0.03%				Mori Trust Sogo Reit Inc	200	1,693
American Capital Ltd (a)	148,442	1,983		Northern Property Real Estate Investment	62,900	2,012
				Trust
				Pennsylvania Real Estate Investment Trust (b)	143,000	2,637
Publicly Traded Investment Fund - 0.00%				Primary Health Properties PLC	82,000	460
John Hancock Preferred Income Fund III	9,897	194		Prologis Inc	195,500	7,800
				Public Storage (b)	38,127	5,869
				Ramco-Gershenson Properties Trust (b)	144,866	2,190
Real Estate - 0.77%				Retail Properties of America Inc	258,487	3,345
Agile Property Holdings Ltd	2,614,000	3,708		RioCan Real Estate Investment Trust	25,700	693
Atrium European Real Estate Ltd (c)	322,000	1,990
				Saul Centers Inc	38,000	1,625
Cheung Kong Holdings Ltd	80,000	1,312		Senior Housing Properties Trust	239,500	5,770
Citycon OYJ	794,792	2,656		Simon Property Group Inc (b)	97,347	15,593
Country Garden Holdings Co Ltd (a)	2,100,000	1,119
				Societe de la Tour Eiffel	12,700	784
Fabege AB	255,900	2,795		Starhill Global REIT	2,588,000	1,767
Goldcrest Co Ltd	97,440	1,855		Stockland	745,000	2,679
Henderson Land Development Co Ltd	392,000	2,822		Summit Hotel Properties Inc	311,500	2,863
Hongkong Land Holdings Ltd	582,000	4,554		Suntec Real Estate Investment Trust	2,787,000	3,818
Hopewell Holdings Ltd	472,000	1,947		Top REIT Inc (c)	855	4,026
Hyprop Investments Ltd	236,497	1,893		Unibail-Rodamco SE	9,320	2,201
Midland Holdings Ltd	1,330,000	678		Vastned Retail NV	75,000	3,384
Mitsubishi Estate Co Ltd	183,200	4,437		Wereldhave NV	38,500	2,654
Mitsui Fudosan Co Ltd	262,400	5,998		Westfield Group	503,907	5,881
Sino Land Co Ltd	1,600,000	2,992		Workspace Group PLC	430,000	2,219
SM Prime Holdings Inc	1,800,000	776				$184,154
Sun Hung Kai Properties Ltd	381,400	6,266
Swire Properties Ltd	500,000	1,831		Retail - 0.20%
Vista Land & Lifescapes Inc	3,888,000	495		Cie Financiere Richemont SA	21,929	1,801
		$50,124		CVS Caremark Corp	30,843	1,579
				Lowe's Cos Inc	82,107	3,136
REITS - 2.82%				Macy's Inc	37,800	1,494
Advance Residence Investment Corp	550	1,143		Walgreen Co	36,487	1,458
Apartment Investment & Management Co	100,000	2,728		Wal-Mart Stores Inc	55,729	3,898
Ashford Hospitality Trust Inc (b)	138,800	1,609
Astro Japan Property Group (c)	995,051	3,626				$13,366
AvalonBay Communities Inc (b)	7,600	986		Semiconductors - 0.25%
Boston Properties Inc (b)	43,277	4,556		Applied Materials Inc	77,998	1,007
Cambridge Industrial Trust	3,444,372	1,976		Chipbond Technology Corp	691,000	1,422
Camden Property Trust (b)	45,039	3,125		Qualcomm Inc	161,000	10,631
Campus Crest Communities Inc (b)	274,071	3,311		Samsung Electronics Co Ltd	1,143	1,520
Canadian Apartment Properties REIT	60,000	1,549		Taiwan Semiconductor Manufacturing Co Ltd	455,000	1,559
Canadian Real Estate Investment Trust	32,300	1,454				$16,139
Challenger Diversified Property Group (c)	497,608	1,296
Champion REIT	2,771,500	1,429		Software - 0.05%
Charter Hall Group	351,890	1,249		CA Inc	32,801	814
Colonial Properties Trust (b)	65,600	1,437		Microsoft Corp	84,941	2,334
CubeSmart (b)	176,200	2,687				$3,148
CYS Investments Inc (b)	195,383	2,540		Storage & Warehousing - 0.03%
DCT Industrial Trust Inc (b)	208,000	1,468		Safestore Holdings PLC	910,258	1,805
DDR Corp	150,000	2,489
Dundee Real Estate Investment Trust	65,300	2,448
EPR Properties (b)	136,979	6,419		Telecommunications - 2.55%
Equity One Inc (b)	116,952	2,644		AT&T Inc (b)	843,081	29,331
Equity Residential (b)	100,400	5,561		BCE Inc (b)	485,000	21,544
Essex Property Trust Inc (b)	14,235	2,189		CenturyLink Inc (b)	700,000	28,315
Federation Centres	1,900,000	4,614		Cisco Systems Inc	79,297	1,631
Frasers Commercial Trust	1,037,000	1,119		Cleveland Unlimited Inc - Warrants (a),(d)	2,756	110
Great Portland Estates PLC	256,548	1,977		Deutsche Telekom AG	750,000	9,214
				Telecom Corp of New Zealand Ltd ADR(b)	500,000	5,064

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Telecommunications (continued)				Electric - 0.31%
Telefonica Brasil SA ADR(b)	340,000	$8,561		DTE Energy Co 5.25%	60,000		$1,536
Telstra Corp Ltd	408,856	1,963		DTE Energy Co 6.50%	12,629		342
TELUS Corp	300,000	20,270		Entergy Arkansas Inc	3,202		87
Verizon Communications Inc (b)	563,325	24,566		Entergy Louisiana LLC 5.28%	50,000		1,298
Vivendi SA	104,586	2,240		Entergy Louisiana LLC 5.88%	11,790		317
Vodafone Group PLC	486,977	1,329		Entergy New Orleans Inc	49,800		1,245
Vodafone Group PLC ADR(b)	400,000	10,928		Entergy Texas Inc	5,557		157
Windstream Corp (b)	165,000	1,607		NextEra Energy Capital Holdings Inc - Series I (a)	589,817		14,775
		$166,673
				SCANA Corp	16,264		442
Transportation - 0.34%							$20,199
Deutsche Post AG	166,255	3,904
East Japan Railway Co	14,200	959		Hand & Machine Tools - 0.02%
Union Pacific Corp (b)	110,000	14,460		Stanley Black & Decker Inc	40,000		1,036
United Parcel Service Inc	40,533	3,214
		$22,537		Insurance - 1.31%
Water - 0.14%				Aegon NV 6.38%	330,561		8,658
American Water Works Co Inc (b)	140,000	5,359		Aflac Inc	317,367		8,090
Aqua America Inc (b)	60,000	1,634		Allianz SE	502,177		12,931
Cia de Saneamento Basico do Estado de Sao	47,000	2,092		American Financial Group Inc/OH 5.75%	52,207		1,356
Paulo ADR				American Financial Group Inc/OH 6.38%	79,688		2,123
		$9,085		American Financial Group Inc/OH 7.00%	40,276		1,069
TOTAL COMMON STOCKS		$1,618,166		Aspen Insurance Holdings Ltd	183,472		4,928
CONVERTIBLE PREFERRED STOCKS				Axis Capital Holdings Ltd	228,385		6,235
- 0.06%	Shares Held	Value(000	's)	Delphi Financial Group Inc 7.38%	286,774		7,304
				Hartford Financial Services Group Inc	222,551		6,454
Banks - 0.06%				ING Groep NV 6.13%	146,000		3,609
Bank of America Corp	800	949		ING Groep NV 7.05%	122,664		3,111
Wells Fargo & Co	2,310	2,982		PartnerRe Ltd 7.25%	149,783		4,134
		$3,931		Protective Life Corp 6.25%	224,300		5,769
TOTAL CONVERTIBLE PREFERRED STOCKS		$3,931		Torchmark Corp	136,402		3,478
PREFERRED STOCKS - 5.76%	Shares Held	Value(000	's)	XLIT Ltd	8,000		6,360
Automobile Manufacturers - 0.03%							$85,609
Volkswagen AG	8,010	1,983		Investment Companies - 0.08%
				Australand Assets Trust	50,200		5,099
Banks - 2.14%
Bank of America Corp 6.63%; Series I	180,750	4,799		Media - 0.02%
Bank of New York Mellon Corp/The	80,600	2,019		Comcast Corp	50,000		1,262
Barclays Bank PLC 7.75%	14,014	356
Barclays Bank PLC 8.13%	223,766	5,789
Capital One Financial Corp	205,309	5,155		REITS - 0.96%
City National Corp/CA	191,056	4,736		CommonWealth REIT 7.50%	83,734		1,802
COBANK ACB 11.00%; Series C (e)	24,261	1,267		CommonWealth REIT - Series E	275,038		7,189
COBANK ACB 11.00%; Series D	8,400	477		Digital Realty Trust Inc - Series E	80,350		2,152
Deutsche Bank Contingent Capital Trust II	609,879	16,369		Digital Realty Trust Inc - Series F	27,108		718
Deutsche Bank Contingent Capital Trust III	117,535	3,272		Equity Residential	20,702		1,337
Deutsche Bank Contingent Capital Trust V	38,900	1,106		Health Care REIT Inc	57,650		1,516
HSBC Holdings PLC 8.00%	1,072,576	29,839		Hospitality Properties Trust 7.00%; Series C	50,951		1,278
HSBC USA Inc	272,700	13,695		Kimco Realty Corp 5.50%	125,611		3,145
HSBC USA Inc 6.50%	2,000	51		Kimco Realty Corp 5.63%	55,000		1,367
JP Morgan Chase & Co	72,900	1,820		Kimco Realty Corp 6.00%	64,000		1,660
Lloyds Banking Group PLC	64,850	1,796		Kimco Realty Corp 6.90%	204,140		5,502
PNC Financial Services Group Inc 6.13%;	406,875	11,010		National Retail Properties Inc	81,700		2,135
Series P				Prologis Inc - Series Q	92,034		5,896
Royal Bank of Scotland Group PLC 5.75%;	383,508	8,959		PS Business Parks Inc - Series R	167,841		4,473
Series L				PS Business Parks Inc - Series T	66,770		1,702
State Street Corp	294,000	7,377		PS Business Parks Inc - Series U	29,867		748
TCF Financial Corp	45,182	1,220		Realty Income Corp - Series F	42,999		1,148
US Bancorp - Series G	702,900	18,908		Regency Centers Corp 6.00%	120,000		3,050
				Senior Housing Properties Trust	19,000		467
		$140,020		Suntrust Real Estate Investment Corp (d),(e)	30		3,117
Diversified Financial Services - 0.15%				Vornado Realty LP	163,022		4,444
Affiliated Managers Group Inc	87,485	2,223		Vornado Realty Trust - Series H	35,315		891
Ameriprise Financial Inc	21,801	613		Vornado Realty Trust - Series J	216,829		5,874
Citigroup Capital XIII	109,500	3,051		Vornado Realty Trust - Series K	50,000		1,271
General Electric Capital Corp	31,317	790					$62,882
Goodman PLUS Trust	32,600	3,213
PreferredPlus TR-CCR1 6.00%; Series GSG1	4,728	121		Savings & Loans - 0.08%
		$10,011		First Niagara Financial Group Inc	172,800		5,144

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value(000	's)		Principal
Sovereign - 0.16%				BONDS (continued)	Amount (000's)	Value(000	's)
Farm Credit Bank of Texas	8,500	$10,237		Banks (continued)
				Akbank TAS
				3.88%, 10/24/2017(e)	$400	$409
Telecommunications - 0.50%				6.50%, 3/9/2018(e)	615	698
Qwest Corp 7.00%	150,900	4,016		Alfa Bank OJSC Via Alfa Bond Issuance
Qwest Corp 7.00%	77,111	2,060		PLC
Qwest Corp 7.38%	191,571	5,186		7.50%, 9/26/2019(e)	665	722
Qwest Corp 7.50%	228,800	6,223
Telephone & Data Systems Inc (a)	27,810	697		BAC Capital Trust XIII
				4.00%, 12/29/2049(f)	6,500	5,509
Telephone & Data Systems Inc 6.88%	59,903	1,599
Telephone & Data Systems Inc 7.00%	482,968	13,026		Banco Bradesco SA/Cayman Islands
				4.10%, 3/23/2015	200	208
		$32,807		4.50%, 1/12/2017(e)	200	213
TOTAL PREFERRED STOCKS		$376,289		Banco de Credito del Peru/Panama
	Principal			4.75%, 3/16/2016(e)	810	861
BONDS- 57.49%	Amount (000's)	Value(000	's)	5.38%, 9/16/2020(e)	469	523
Advertising - 0.30%				5.38%, 9/16/2020	212	236
Catalina Marketing Corp				Banco do Brasil SA/Cayman
10.50%, 10/1/2015(e)	$4,000	$4,120		3.88%, 10/10/2022	699	692
MDC Partners Inc				5.38%, 1/15/2021(e)	200	210
11.00%, 11/1/2016(e)	1,500	1,650		5.38%, 1/15/2021	200	210
11.00%, 11/1/2016	8,990	9,889		6.25%, 4/15/2024(e),(f)	4,280	4,247
Sitel LLC / Sitel Finance Corp				Bancolombia SA
11.00%, 8/1/2017(e)	4,020	4,241		5.13%, 9/11/2022	1,054	1,091
		$19,900		5.95%, 6/3/2021	200	231
				Bangkok Bank PCL/Hong Kong
Aerospace & Defense - 0.14%				3.88%, 9/27/2022(e)	903	924
GenCorp Inc				Barclays Bank PLC
7.13%, 3/15/2021(e)	4,000	4,140		6.28%, 12/29/2049	300	292
Penerbangan Malaysia Bhd				6.86%, 9/29/2049(e),(f)	8,530	8,850
5.63%, 3/15/2016	4,340	4,895		7.43%, 9/29/2049(e),(f)	4,850	5,092
		$9,035		BBVA Banco Continental SA
				5.00%, 8/26/2022(e)	325	349
Agriculture - 0.21%				BNP Paribas SA
IOI Investment L Bhd				7.20%, 6/29/2049 (e)	1,500	1,561
4.38%, 6/27/2022	700	729		BPCE SA
Mriya Agro Holding PLC				2.04%, 7/29/2049(f)	6,989	4,525
10.95%, 3/30/2016(e)	700	716
				12.50%, 8/29/2049(e)	10,423	12,750
North Atlantic Trading Co
11.50%, 7/15/2016(e)	10,710	11,486		Caixa Economica Federal
				3.50%, 11/7/2022(e)	479	477
Vector Group Ltd
11.00%, 8/15/2015	750	782		Claudius Ltd for Credit Suisse
		$13,713		7.88%, 6/29/2049	16,960	17,876
				8.25%, 6/29/2049	1,000	1,035
Airlines - 0.21%				Cooperatieve Centrale Raiffeisen-
American Airlines 2011-2 Class A Pass				Boerenleenbank BA/Netherlands
Through Trust				11.00%, 12/29/2049(e),(f)	9,300	12,462
8.63%, 4/15/2023(d)	4,231	4,400		Countrywide Capital III
Continental Airlines 2007-1 Class C Pass				8.05%, 6/15/2027	300	351
Through Trust				Credit Suisse Group Guernsey I Ltd
7.34%, 4/19/2014	1,598	1,626		7.88%, 2/24/2041(f)	4,000	4,170
Delta Air Lines 2011-1 Class B Pass Through				Danske Bank A/S
Trust				5.91%, 12/29/2049(f)	1,670	1,662
7.13%, 4/15/2016	5,000	5,225		DBS Bank Ltd
Global Aviation Holdings Inc				3.63%, 9/21/2022(f)	500	522
0.00%, 8/15/2013(a),(c)	6,545	2,323		Deutsche Bank Capital Funding Trust I
		$13,574		3.28%, 12/29/2049(e),(f)	4,000	2,721
				Deutsche Bank Capital Trust
Apparel - 0.08%				4.90%, 12/29/2049(d),(e),(f)	2,000	1,560
Levi Strauss & Co				Development Bank of Kazakhstan JSC
6.88%, 5/1/2022	4,572	4,972		5.50%, 12/20/2015	200	216
				Dresdner Funding Trust I
Automobile Parts & Equipment - 0.17%				8.15%, 6/30/2031(e)	5,150	5,317
Stanadyne Corp				Fifth Third Capital Trust IV
10.00%, 8/15/2014	6,110	5,942		6.50%, 4/15/2067(f)	3,910	3,905
Stanadyne Holdings Inc				First Hawaiian Capital I
12.00%, 2/15/2015(f)	6,645	4,851		8.34%, 7/1/2027	1,000	993
		$10,793		HBOS Capital Funding LP
				6.85%, 3/29/2049	5,000	4,710
Banks- 4.12%				HBOS Capital Funding No2 LP
Abbey National Capital Trust I				6.07%, 6/29/2049(e),(f)	5,175	4,528
8.96%, 12/31/2049	2,300	2,656

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Banks (continued)				Beverages (continued)
HSBC USA Capital Trust I				Beverages & More Inc
7.81%, 12/15/2026(e)	$300	$293		9.63%, 10/1/2014(e)		$6,000	$6,210
ICICI Bank Ltd/Bahrain							$7,967
5.50%, 3/25/2015	500	531
Itau Unibanco Holding SA/Cayman Island				Building Materials - 0.20%
6.20%, 12/21/2021(e)	500	547		Ainsworth Lumber Co Ltd
				7.50%, 12/15/2017(e)		8,490	9,063
JP Morgan Chase & Co
7.90%, 4/29/2049(f)	11,600	13,345		Builders FirstSource Inc
				13.00%, 2/15/2016(e),(f)		1,834	1,834
JP Morgan Chase Capital XXI
1.26%, 2/2/2037(f)	5,300	4,068		Cemex Finance LLC
				9.38%, 10/12/2022(e)		939	1,061
JP Morgan Chase Capital XXIII
1.31%, 5/15/2077(f)	5,100	3,927		Cemex SAB de CV
				9.50%, 6/15/2018(e)		1,000	1,124
KeyCorp Capital III				Urbi Desarrollos Urbanos SAB de CV
7.75%, 7/15/2029	395	428		9.75%, 2/3/2022 (e)		320	266
Lloyds Banking Group PLC
5.92%, 9/29/2049(e),(f)	2,675	2,100					$13,348
6.27%, 11/29/2049(e),(f)	8,000	6,320		Chemicals - 0.42%
6.41%, 9/29/2049(e)	3,400	3,094		Braskem America Finance Co
6.66%, 1/29/2049(e)	9,600	8,784		7.13%, 7/22/2041(e)		200	212
M&T Bank Corp				Braskem Finance Ltd
6.88%, 12/29/2049(e)	20,700	21,683		7.38%, 10/29/2049(e)		100	103
National Australia Bank Ltd/New York				EuroChem Mineral & Chemical Co OJSC via
8.00%, 9/29/2049	1,300	1,457		EuroChem GI Ltd
Natixis				5.13%, 12/12/2017(e)		900	925
9.00%, 4/29/2049	3,312	3,345		Mexichem SAB de CV
10.00%, 4/29/2049(e),(f)	2,648	2,860		4.88%, 9/19/2022(e)		319	336
Oversea-Chinese Banking Corp Ltd				Momentive Performance Materials Inc
3.15%, 3/11/2023(e),(f)	853	865		8.88%, 10/15/2020		2,000	2,060
PNC Financial Services Group Inc				Nexeo Solutions LLC / Nexeo Solutions
6.75%, 7/29/2049(f)	1,500	1,721		Finance Corp
PNC Preferred Funding Trust I				8.38%, 3/1/2018		2,290	2,210
1.96%, 3/29/2049(e),(f)	1,000	825		Orion Engineered Carbons Bondco GmbH
Rabobank Capital Funding Trust III				9.63%, 6/15/2018(e)		1,500	1,635
5.25%, 12/31/2049(e),(f)	9,800	9,809		Orion Engineered Carbons Finance & Co
Royal Bank of Scotland Group PLC				SCA
7.65%, 8/29/2049(f)	3,700	3,903		9.25%, PIK 10.00%, 8/1/2019(e),(g),(h)		3,500	3,465
Russian Agricultural Bank OJSC Via RSHB				PTT Global Chemical PCL
Capital SA				4.25%, 9/19/2022(e)		493	507
5.30%, 12/27/2017	2,521	2,704		Reichhold Industries Inc
6.00%, 6/3/2021(e)	1,300	1,358		9.00%, PIK 11.00%, 5/8/2017(e),(h)		2,000	1,550
6.00%, 6/3/2021(f)	5,750	6,009		TPC Group Inc
6.30%, 5/15/2017	2,105	2,337		8.75%, 12/15/2020(e)		9,850	9,948
Santander Finance Preferred SAU				US Coatings Acquisition Inc / Flash Dutch 2
10.50%, 3/29/2049(f)	505	533		BV
Sberbank of Russia Via SB Capital SA				5.75%, 2/1/2021(e),(g)	EUR	3,400	4,582
5.13%, 10/29/2022(e)	823	827					$27,533
6.13%, 2/7/2022(e)	500	571
Societe Generale SA				Coal- 0.73%
1.06%, 12/29/2049(e),(f)	1,000	770		Adaro Indonesia PT
5.92%, 4/29/2049(c),(e),(f)	4,700	4,441		7.63%, 10/22/2019		$800	880
8.75%, 10/29/2049	11,770	12,300		Berau Capital Resources Pte Ltd
Standard Chartered PLC				12.50%, 7/8/2015		500	537
6.41%, 1/29/2049(e),(f)	5,000	5,063		Berau Coal Energy Tbk PT
7.01%, 7/29/2049(e)	4,100	4,397		7.25%, 3/13/2017		1,200	1,182
Turkiye Garanti Bankasi AS				Foresight Energy LLC / Foresight Energy
5.25%, 9/13/2022(e)	1,150	1,222		Corp
Ukreximbank Via Biz Finance PLC				9.63%, 8/15/2017(e)		24,650	26,745
8.38%, 4/27/2015	9,279	9,349		Indo Energy Finance II BV
VTB Bank OJSC Via VTB Capital SA				6.38%, 1/24/2023(e)		726	741
6.32%, 2/22/2018	3,035	3,305		Mongolian Mining Corp
Wachovia Capital Trust III				8.88%, 3/29/2017(e)		353	362
5.57%, 3/29/2049(f)	8,800	8,800		Penn Virginia Resource Partners LP / Penn
		$269,455		Virginia Resource Finance Corp
				8.25%, 4/15/2018		4,722	5,029
Beverages - 0.12%				Penn Virginia Resource Partners LP / Penn
Ajecorp BV				Virginia Resource Finance Corp II
6.50%, 5/14/2022(e)	900	990		8.38%, 6/1/2020(e)		10,950	11,744
Anadolu Efes Biracilik Ve Malt Sanayii AS
3.38%, 11/1/2022(e)	800	767

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Coal (continued)					Consumer Products (continued)
Yancoal International Resources					Armored Autogroup Inc
Development Co Ltd					9.25%, 11/1/2018(f)	$13,985		$12,307
5.73%, 5/16/2022(e)		$391	$395		Central Garden and Pet Co
			$47,615		8.25%, 3/1/2018	18,650		19,373
					Reynolds Group Issuer Inc / Reynolds Group
Commercial Services - 2.13%					Issuer LLC / Reynolds Group Issuer
Alliance Data Systems Corp					(Luxembourg) S.A.
5.25%, 12/1/2017(e)		4,000	4,170
					5.75%, 10/15/2020	1,000		1,023
Altegrity Inc					6.88%, 2/15/2021(f)	16,000		17,160
12.00%, 11/1/2015(d),(e)		2,000	1,824
10.50%, 11/1/2015(e)		1,425	1,254		9.88%, 8/15/2019	2,000		2,185
					Spectrum Brands Escrow Corp
Catalent Pharma Solutions Inc					6.38%, 11/15/2020(e)	6,945		7,387
7.88%, 10/15/2018(e)		4,000	4,040		6.63%, 11/15/2022(e)	4,450		4,806
Cerba European Lab								$74,283
7.00%, 2/1/2020(e)	EUR	3,000	4,022
Ceridian Corp					Distribution & Wholesale - 0.40%
8.88%, 7/15/2019(e)		$6,675	7,443		American Tire Distributors Inc
DynCorp International Inc					9.75%, 6/1/2017	4,000		4,255
10.38%, 7/1/2017		10,043	9,792		INTCOMEX Inc
Emergency Medical Services Corp					13.25%, 12/15/2014	8,485		8,781
8.13%, 6/1/2019		13,079	14,322		VWR Funding Inc
Harland Clarke Holdings Corp					7.25%, 9/15/2017(e)	12,130		12,843
6.00%, 5/15/2015(f)		1,000	927					$25,879
9.75%, 8/1/2018(e)		1,000	1,032
Igloo Holdings Corp					Diversified Financial Services - 2.64%
8.25%, PIK 9.00%, 12/15/2017(d),(e),(h)		3,000	3,049		Ageas Hybrid Financing SA
Iron Mountain Inc					8.25%, 12/29/2049	7,264		7,270
5.75%, 8/15/2024		4,000	4,035		Air Lease Corp
Jaguar Holding Co I					5.63%, 4/1/2017	4,000		4,220
9.38%, PIK 10.13%, 10/15/2017(e),(h)		2,000	2,120		Bank of New York Mellon SA Institucion de
Jaguar Holding Co II / Jaguar Merger Sub					Banca Multiple
					9.63%, 5/2/2021(e)	445		440
Inc
9.50%, 12/1/2019(e)		6,345	7,202		Blackstone Holdings Finance Co LLC
					4.75%, 2/15/2023(e)	825		878
Knowledge Universe Education LLC					5.88%, 3/15/2021(e)	1,000		1,115
7.75%, 2/1/2015(e)		8,175	7,766
Laureate Education Inc					BM&FBovespa SA
9.25%, 9/1/2019(e)		7,850	8,557		5.50%, 7/16/2020	400		454
Lender Processing Services Inc					Charles Schwab Corp/The
					7.00%, 2/28/2049(f)	1,700		1,964
5.75%, 4/15/2023		3,000	3,180		CNG Holdings Inc/OH
Live Nation Entertainment Inc					9.38%, 5/15/2020 (e)	3,000		3,030
7.00%, 9/1/2020(e)		4,000	4,260
Logo Merger Sub Corp					General Electric Capital Corp
8.38%, 10/15/2020(e)		5,275	5,380		6.25%, 12/15/2049(f)	2,600		2,838
					7.13%, 12/15/2049(f)	24,900		28,554
Neff Rental LLC / Neff Finance Corp
9.63%, 5/15/2016(e)		3,000	3,120		Goldman Sachs Capital I
Rural Metro Corp					6.35%, 2/15/2034	20,219		20,948
10.13%, 7/15/2019(e)		4,035	4,035		HSBC Finance Capital Trust IX
10.13%, 7/15/2019(e)		5,750	5,750		5.91%, 11/30/2035	1,500		1,523
ServiceMaster Co/TN					Icahn Enterprises LP / Icahn Enterprises
7.00%, 8/15/2020(e)		8,485	8,612		Finance Corp
7.10%, 3/1/2018		5,000	4,956		7.75%, 1/15/2016	11,930		12,392
7.45%, 8/15/2027		2,400	1,992		8.00%, 1/15/2018	9,275		9,936
8.00%, 2/15/2020		3,650	3,869		Jefferies Group Inc
TransUnion Holding Co Inc					8.50%, 7/15/2019	2,500		3,107
8.13%, PIK 8.88%, 6/15/2018(e),(h)		2,000	2,095		Macquarie PMI LLC
9.63%, 6/15/2018		8,250	8,807		8.38%, 12/29/2049	3,350		3,467
United Rentals North America Inc					MAF Global Securities Ltd
5.75%, 7/15/2018		1,250	1,344		5.25%, 7/5/2019	838		909
			$138,955		Metalloinvest Finance Ltd
					6.50%, 7/21/2016(e)	550		579
Computers - 0.30%					Nationstar Mortgage LLC / Nationstar Capital
Stratus Technologies Bermuda Ltd / Stratus					Corp
Technologies Inc					7.88%, 10/1/2020(e)	9,940		10,835
12.00%, 3/29/2015		9,231	9,462		Nuveen Investments Inc
Stream Global Services Inc					9.13%, 10/15/2017(e)	16,725		16,934
11.25%, 10/1/2014		9,853	10,296		Oxford Finance LLC / Oxford Finance Co-
			$19,758		Issuer Inc
					7.25%, 1/15/2018(e)	1,475		1,512
Consumer Products - 1.14%
American Achievement Corp
10.88%, 4/15/2016(e)		10,915	10,042

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Diversified Financial Services (continued)				Electronics - 0.02%
Power Sector Assets & Liabilities				Kemet Corp
Management Corp				10.50%, 5/1/2018	$1,500		$1,530
7.39%, 12/2/2024(e)	$327	$447
Rivers Pittsburgh Borrower LP/Rivers
Pittsburgh Finance Corp				Engineering & Construction - 0.20%
9.50%, 6/15/2019(e)	4,830	5,216		Alion Science & Technology Corp
				12.00%, PIK 2.00%, 11/1/2014(h)	9,273		9,296
Schahin II Finance Co SPV Ltd
5.88%, 9/25/2023(e)	300	317		10.25%, 2/1/2015	5,310		2,655
				Odebrecht Finance Ltd
SquareTwo Financial Corp				5.13%, 6/26/2022(e)	516		556
11.63%, 4/1/2017	2,000	2,045		6.00%, 4/5/2023(e)	168		192
Swiss Re Capital I LP
6.85%, 5/29/2049(e),(f)	12,500	13,281		Yuksel Insaat AS
ZFS Finance USA Trust II				9.50%, 11/10/2015	500		400
6.45%, 12/15/2065(e),(f)	8,900	9,523					$13,099
ZFS Finance USA Trust V				Entertainment - 1.23%
6.50%, 5/9/2067(e)	8,432	8,938		American Casino & Entertainment Properties
		$172,672		LLC / ACEP Finance Corp
				11.00%, 6/15/2014	3,895		3,973
Electric - 1.08%				Chukchansi Economic Development
AES Corp/VA
7.38%, 7/1/2021	9,864	10,998		Authority 9.75%, 5/30/2020(e)	3,796		2,249
Centrais Eletricas Brasileiras SA
5.75%, 10/27/2021	934	1,007		Diamond Resorts Corp
Dominion Resources Inc/VA				12.00%, 8/15/2018	9,650		10,519
2.61%, 9/30/2066 (f)	6,000	5,606		Graton Economic Development Authority
				9.63%, 9/1/2019(e)	4,000		4,370
7.50%, 6/30/2066	700	777
Electricite de France SA				Greektown Superholdings Inc
5.25%, 7/29/2049(e),(f)	7,100	6,931		13.00%, 7/1/2015	1,575		1,691
				Lions Gate Entertainment Inc
Empresa de Energia de Bogota SA				10.25%, 11/1/2016(e)	11,495		12,645
6.13%, 11/10/2021(e)	500	567
				Seminole Indian Tribe of Florida
Empresa Distribuidora Y Comercializadora				7.75%, 10/1/2017(e)	2,800		3,031
Norte				Snoqualmie Entertainment Authority
9.75%, 10/25/2022	458	211		4.48%, 2/1/2014 (e),(f)	7,805		7,766
Energy Future Intermediate Holding Co LLC				9.13%, 2/1/2015(e)	4,315		4,315
/ EFIH Finance Inc
11.75%, 3/1/2022(e)	15,240	17,355		Speedway Motorsports Inc
11.00%, 10/1/2021	1,410	1,537		6.75%, 2/1/2019	1,100		1,166
Integrys Energy Group Inc				Vail Resorts Inc
6.11%, 12/1/2066(f)	6,400	6,800		6.50%, 5/1/2019	2,550		2,738
				WMG Acquisition Corp
Korea East-West Power Co Ltd				6.00%, 1/15/2021(e)	3,970		4,218
2.50%, 7/16/2017(e)	400	408
Korea Hydro & Nuclear Power Co Ltd				11.50%, 10/1/2018	15,565		18,094
3.00%, 9/19/2022(e)	901	878		Yonkers Racing Corp
				11.38%, 7/15/2016(e)	3,250		3,510
4.75%, 7/13/2021	700	778
Korea Western Power Co Ltd							$80,285
3.13%, 5/10/2017(e)	1,191	1,244		Environmental Control - 0.06%
Listrindo Capital BV				Clean Harbors Inc
6.95%, 2/21/2019(e)	400	446		5.13%, 6/1/2021(e)	2,000		2,060
Majapahit Holding BV				EnergySolutions Inc / EnergySolutions LLC
7.75%, 1/20/2020(e)	1,730	2,154		10.75%, 8/15/2018	2,000		2,100
7.88%, 6/29/2037	1,375	1,852					$4,160
Mexico Generadora de Energia S de rl
5.50%, 12/6/2032(e)	1,200	1,299		Food- 0.85%
NextEra Energy Capital Holdings Inc				BI-LO LLC / BI-LO Finance Corp
7.30%, 9/1/2067(f)	200	226		9.25%, 2/15/2019(e)	4,500		4,826
NTPC Ltd				Bumble Bee Acquisition Corp
5.63%, 7/14/2021	1,000	1,109		9.00%, 12/15/2017(e)	3,750		4,116
Perusahaan Listrik Negara PT				Bumble Bee Holdco SCA
5.50%, 11/22/2021(e)	1,400	1,561		9.63%, PIK 10.38%, 3/15/2018(e),(h)	14,220		14,362
PPL Capital Funding Inc				Cencosud SA
6.70%, 3/30/2067(f)	3,050	3,248		4.88%, 1/20/2023(e)	731		749
SSE PLC				5.50%, 1/20/2021(e)	1,000		1,083
5.63%, 9/29/2049(f)	3,600	3,668		Corp Azucarera del Peru SA
				6.38%, 8/2/2022(e)	300		323
		$70,660
				ESAL GmbH
Electrical Components & Equipment - 0.11%				6.25%, 2/5/2023(e),(g)	1,000		971
Coleman Cable Inc				Grupo Bimbo SAB de CV
9.00%, 2/15/2018	6,795	7,373		4.50%, 1/25/2022(e)	600		651
				Minerva Luxembourg SA
				7.75%, 1/31/2023(e)	1,022		1,048

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Food (continued)					Holding Companies - Diversified (continued)
Pinnacle Foods Finance LLC / Pinnacle Foods					Hutchison Whampoa International 10 Ltd
Finance Corp					6.00%, 12/29/2049(f)	$700	$740
9.25%, 4/1/2015		$11,777	$11,895		Hutchison Whampoa International 12 Ltd
Tonon Bioenergia SA					6.00%, 5/29/2049(e),(f)	2,500	2,631
9.25%, 1/24/2020(e)		607	603		Sinochem Overseas Capital Co Ltd
US Foods Inc					4.50%, 11/12/2020	2,116	2,242
8.50%, 6/30/2019(e)		14,185	14,752		4.50%, 11/12/2020(e)	3,834	4,070
			$55,379		6.30%, 11/12/2040	950	1,108
					Votorantim Cimentos SA
Forest Products & Paper - 0.02%					7.25%, 4/5/2041(e)	300	342
Clearwater Paper Corp							$42,868
7.13%, 11/1/2018		1,100	1,199
					Home Furnishings - 0.03%
					Tempur-Pedic International Inc
Gas- 0.02%					6.88%, 12/15/2020(e)	2,020	2,146
Mega Advance Investments Ltd
5.00%, 5/12/2021(e)		1,200	1,339
					Housewares - 0.13%
					American Standard Americas
Hand & Machine Tools - 0.30%					10.75%, 1/15/2016(e)	8,535	8,599
Thermadyne Holdings Corp
9.00%, 12/15/2017		18,340	19,807
					Insurance - 4.02%
					ACE Capital Trust II
Healthcare - Products - 0.30%					9.70%, 4/1/2030	2,500	3,613
Alere Inc
7.25%, 7/1/2018(e)		1,500	1,560		Aegon NV
					2.04%, 7/29/2049(f)	4,600	2,811
8.63%, 10/1/2018		2,500	2,594		Allstate Corp/The
Biomet Inc					6.13%, 5/15/2037(f)	1,970	2,071
6.50%, 10/1/2020(e)		2,680	2,720
Hologic Inc					A-S Co-Issuer Subsidiary Inc / A-S Merger
6.25%, 8/1/2020(e)		2,000	2,150		Sub LLC
					7.88%, 12/15/2020(e)	4,000	3,990
Kinetic Concepts Inc / KCI USA Inc
10.50%, 11/1/2018(e)		4,000	4,280		AXA SA
					6.38%, 12/29/2049(e),(f)	6,500	6,467
Physio-Control International Inc
9.88%, 1/15/2019(e)		5,470	6,126		8.60%, 12/15/2030	4,600	5,903
					Catlin Insurance Co Ltd
			$19,430		7.25%, 7/29/2049(e)	18,535	18,859
Healthcare - Services - 1.32%					Chubb Corp/The
Apria Healthcare Group Inc					6.38%, 3/29/2067(f)	1,600	1,740
12.38%, 11/1/2014		17,424	17,228		Dai-ichi Life Insurance Co Ltd/The
11.25%, 11/1/2014		4,740	4,847		7.25%, 12/31/2049(c),(e)	4,600	5,180
HCA Inc					Everest Reinsurance Holdings Inc
7.50%, 2/15/2022		17,100	19,751		6.60%, 5/15/2037(f)	6,395	6,491
MedImpact Holdings Inc					Great-West Life & Annuity Insurance Capital
10.50%, 2/1/2018(e)		2,000	2,210		LP
OnCure Holdings Inc					6.63%, 11/15/2034(e)	2,400	2,436
11.75%, 5/15/2017		9,200	3,864		ING Capital Funding Trust III
Physiotherapy Associates Holdings Inc					3.91%, 12/31/2049(f)	6,520	6,194
11.88%, 5/1/2019(e)		4,465	4,275		ING Groep NV
Radiation Therapy Services Inc					5.78%, 12/29/2049	3,000	2,865
8.88%, 1/15/2017		10,000	9,925		Ironshore Holdings US Inc
Radnet Management Inc					8.50%, 5/15/2020(e)	7,170	7,994
10.38%, 4/1/2018		8,880	9,169		Lancashire Holdings Ltd
ResCare Inc					5.70%, 10/1/2022(d),(e)	6,400	6,376
10.75%, 1/15/2019		3,030	3,348		Liberty Mutual Group Inc
Symbion Inc					7.00%, 3/15/2037(e),(f)	4,600	4,623
8.00%, 6/15/2016		2,235	2,341		7.80%, 3/7/2087(e)	9,091	10,318
11.00%, 8/23/2015		3,420	3,488		Lincoln National Corp
United Surgical Partners International Inc					6.05%, 4/20/2067(f)	5,684	5,698
9.00%, 4/1/2020		5,440	6,106		7.00%, 5/17/2066(f)	4,700	4,822
			$86,552		MetLife Capital Trust IV
					7.88%, 12/15/2067(e)	1,820	2,257
Holding Companies - Diversified - 0.66%					MetLife Capital Trust X
Alphabet Holding Co Inc					9.25%, 4/8/2068(e)	7,200	9,900
7.75%, 11/1/2017(e)		3,000	3,105		MetLife Inc
Dubai Holding Commercial Operations MTN					6.40%, 12/15/2066(f)	1,500	1,624
Ltd					Mitsui Sumitomo Insurance Co Ltd
6.00%, 2/1/2017	GBP	1,000	1,586		7.00%, 3/15/2072(e)	5,625	6,355
Harbinger Group Inc					Nationwide Financial Services Inc
7.88%, 7/15/2019(e)		$26,320	27,044		6.75%, 5/15/2067	15,980	16,939

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Insurance (continued)					Iron & Steel (continued)
Oil Insurance Ltd					Gerdau Holdings Inc
3.29%, 12/29/2049(e),(f)		$8,200	$7,074		7.00%, 1/20/2020	$500		$587
Onex USI Acquisition Corp					Metinvest BV
7.75%, 1/15/2021(e)		3,500	3,430		8.75%, 2/14/2018(e)	700		710
Progressive Corp/The					Ryerson Inc / Joseph T Ryerson & Son Inc
6.70%, 6/15/2067		300	325		9.00%, 10/15/2017(e)	5,820		6,256
Prudential Financial Inc					Samarco Mineracao SA
5.63%, 6/15/2043(f)		29,500	30,422		4.13%, 11/1/2022(e)	1,608		1,603
5.88%, 9/15/2042(f)		2,050	2,150		Severstal OAO Via Steel Capital SA
8.88%, 6/15/2068(f)		4,805	5,822		5.90%, 10/17/2022(e)	500		514
Prudential PLC					6.70%, 10/25/2017	323		355
6.50%, 6/29/2049		2,500	2,487		Standard Steel LLC/Standard Steel Finance
7.75%, 12/29/2049		12,800	13,658		Corp
11.75%, 12/29/2049(f)		6,000	6,810		12.00%, 5/1/2015(d),(e)	5,495		6,003
QBE Capital Funding II LP					Vale Overseas Ltd
6.80%, 6/29/2049(e),(f)		19,155	19,161		4.63%, 9/15/2020	500		533
QBE Capital Funding III Ltd					5.63%, 9/15/2019	200		227
7.25%, 5/24/2041(e),(f)		7,100	7,348		6.25%, 1/11/2016	250		280
QBE Insurance Group Ltd								$37,773
5.65%, 7/1/2023(e),(f)		1,300	1,293
Reinsurance Group of America Inc					Leisure Products & Services - 0.75%
6.75%, 12/15/2065(f)		9,600	9,792		Carlson Wagonlit BV
					6.88%, 6/15/2019(e)	3,000		3,180
Sirius International Group Ltd
7.51%, 5/29/2049(e),(f)		2,900	3,075		Equinox Holdings Inc
					9.50%, 2/1/2016(e)	10,680		11,187
StanCorp Financial Group Inc
5.00%, 8/15/2022		1,625	1,677		Good Sam Enterprises LLC
XL Group PLC					11.50%, 12/1/2016	3,000		3,188
6.50%, 12/31/2049(f)		3,095	2,975		Sabre Holdings Corp
					8.35%, 3/15/2016(f)	12,050		13,014
			$263,025		Sabre Inc
Internet - 1.23%					8.50%, 5/15/2019(e)	12,270		13,190
Cerved Technologies SpA					Travelport LLC
6.38%, 1/15/2020(e)	EUR	3,000	4,043		6.31%, 12/1/2016(e),(f)	931		842
Expedia Inc					9.88%, 9/1/2014	4,445		4,190
5.95%, 8/15/2020		$8,300	9,147		11.88%, 9/1/2016	665		462
Global Generations Merger Sub Inc								$49,253
11.00%, 12/15/2020(e)		13,500	14,209
GXS Worldwide Inc					Lodging - 0.61%
9.75%, 6/15/2015		25,318	26,394		Caesars Entertainment Operating Co Inc
IAC/InterActiveCorp					8.50%, 2/15/2020	6,500		6,532
4.75%, 12/15/2022(e)		2,800	2,779		9.00%, 2/15/2020(e)	4,150		4,223
Mood Media Corp					12.75%, 4/15/2018	1,000		765
9.25%, 10/15/2020(e)		2,000	2,150		11.25%, 6/1/2017	15,000		16,050
Open Solutions Inc					10.00%, 12/15/2018	6,250		4,258
9.75%, 2/1/2015(e)		3,015	3,019		MCE Finance Ltd
					5.00%, 2/15/2021(d),(e),(g)	2,838		2,835
Tencent Holdings Ltd
3.38%, 3/5/2018(e)		1,000	1,025		Wynn Las Vegas LLC / Wynn Las Vegas
4.63%, 12/12/2016(e)		400	435		Capital Corp
Zayo Group LLC / Zayo Capital Inc					7.75%, 8/15/2020	4,600		5,186
8.13%, 1/1/2020		2,775	3,094					$39,849
10.13%, 7/1/2020		12,370	14,380		Machinery - Diversified - 0.14%
			$80,675		Cleaver-Brooks Inc
					8.75%, 12/15/2019(e)	1,720		1,843
Investment Companies - 0.04%
Grupo Aval Ltd					SPL Logistics Escrow LLC / SPL Logistics
4.75%, 9/26/2022(e)		731	744		Finance Corp
5.25%, 2/1/2017(e)		400	428		8.88%, 8/1/2020(e)	3,369		3,605
Gruposura Finance					Tempel Steel Co
5.70%, 5/18/2021(e)		1,096	1,241		12.00%, 8/15/2016(e)	4,075		3,830
			$2,413					$9,278
Iron & Steel - 0.58%					Media- 0.91%
APERAM					Baker & Taylor Acquisitions Corp
7.38%, 4/1/2016(e)		8,300	8,051		15.00%, 4/1/2017(e)	5,085		3,865
7.75%, 4/1/2018(e)		8,325	7,992		Bresnan Broadband Holdings LLC
					8.00%, 12/15/2018(e)	1,800		1,944
ArcelorMittal
10.35%, 6/1/2019(f)		2,000	2,512		Cablevision Systems Corp
Evraz Group SA					8.00%, 4/15/2020	2,100		2,373
6.75%, 4/27/2018(e)		900	941		CCO Holdings LLC / CCO Holdings Capital
Ferrexpo Finance PLC					Corp
7.88%, 4/7/2016(e)		1,200	1,209		5.13%, 2/15/2023	2,000		1,970

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Media (continued)				Mining (continued)
Clear Channel Worldwide Holdings Inc				KGHM International Ltd
6.50%, 11/15/2022(e)	$2,000	$2,130		7.75%, 6/15/2019(e)	$6,950		$7,350
7.63%, 3/15/2020	1,740	1,818		Midwest Vanadium Pty Ltd
7.63%, 3/15/2020	5,820	6,024		11.50%, 2/15/2018(e)	9,180		5,921
Crown Media Holdings Inc				Mirabela Nickel Ltd
10.50%, 7/15/2019	3,000	3,390		8.75%, 4/15/2018(e)	10,455		9,932
DCP LLC/DCP Corp				Noranda Aluminum Acquisition Corp
10.75%, 8/15/2015(e)	6,960	7,412		4.52%, 5/15/2015(f)	4,132		3,935
DISH DBS Corp				Southern Copper Corp
5.88%, 7/15/2022	2,482	2,637		6.75%, 4/16/2040	550		643
Entercom Radio LLC				Thompson Creek Metals Co Inc
10.50%, 12/1/2019	790	889		12.50%, 5/1/2019	2,000		2,005
Globo Comunicacao e Participacoes SA				Volcan Cia Minera SAA
6.25%, 7/29/2049(f)	200	218		5.38%, 2/2/2022(e)	1,000		1,098
Grupo Televisa SAB							$82,312
6.00%, 5/15/2018	700	824
6.63%, 3/18/2025	575	744		Miscellaneous Manufacturing - 0.06%
NET Servicos de Comunicacao SA				GE Capital Trust I
7.50%, 1/27/2020	500	571		6.38%, 11/15/2067	2,400		2,534
Sirius XM Radio Inc				Polymer Group Inc
5.25%, 8/15/2022(e)	2,000	2,035		7.75%, 2/1/2019	1,030		1,120
Unitymedia Hessen GmbH & Co KG /							$3,654
Unitymedia NRW GmbH				Mortgage Backed Securities - 8.63%
5.50%, 1/15/2023(e)	8,935	9,114		Banc of America Commercial Mortgage Trust
Univision Communications Inc				2007-2
6.75%, 9/15/2022(e)	2,000	2,090		5.64%, 4/10/2049(f)	6,395		7,291
6.88%, 5/15/2019(e)	9,000	9,450		Banc of America Commercial Mortgage Trust
		$59,498		2007-3
				5.59%, 6/10/2049(f)	12,500		11,816
Metal Fabrication & Hardware - 0.49%
AM Castle & Co				Banc of America Merrill Lynch Commercial
12.75%, 12/15/2016	1,965	2,319		Mortgage Inc
Atkore International Inc				4.99%, 7/10/2042	1,030		1,060
				5.20%, 11/10/2042(f)	3,044		3,074
9.88%, 1/1/2018	3,340	3,682
Severstal Columbus LLC				Banc of America Re-REMIC Trust 2009-
10.25%, 2/15/2018	13,517	14,565		UBER2
				5.59%, 6/24/2049(e),(f)	1,000		1,149
Shale-Inland Holdings LLC / Shale-Inland				5.63%, 4/24/2049(e),(f)	1,500		1,734
Finance Corp
8.75%, 11/15/2019(e)	10,920	11,466		BB-UBS Trust
				2.89%, 6/5/2030(e),(f)	8,107		8,145
		$32,032		BCRR Trust 2009-1
Mining - 1.26%				5.86%, 7/17/2040(e)	2,000		2,341
Aleris International Inc				CD 2006-CD2 Mortgage Trust
7.88%, 11/1/2020(e)	3,000	3,180		5.35%, 1/15/2046(f)	5,134		5,601
ALROSA Finance SA				5.39%, 1/15/2046(f)	7,525		6,825
7.75%, 11/3/2020(e)	500	588		CD 2006-CD3 Mortgage Trust
Century Aluminum Co				5.69%, 10/15/2048(f)	2,500		2,207
8.00%, 5/15/2014	8,535	8,620		CD 2007-CD5 Mortgage Trust
Corp Nacional del Cobre de Chile				0.17%, 11/15/2044(e),(f)	53,144		195
3.00%, 7/17/2022(e)	3,553	3,500		5.89%, 11/15/2044	2,481		2,904
3.88%, 11/3/2021	1,381	1,471		Citigroup Commercial Mortgage Trust 2007-6
4.25%, 7/17/2042(e)	3,805	3,642
6.15%, 10/24/2036	5,101	6,323		5.70%, 12/10/2049(f)	19,550		16,334
Eldorado Gold Corp				Citigroup Commercial Mortgage Trust 2009-
6.13%, 12/15/2020(e)	6,250	6,570		RR1
FMG Resources August 2006 Pty Ltd				5.32%, 12/17/2049(e)	746		841
8.25%, 11/1/2019(e)	3,500	3,754		Citigroup Commercial Mortgage Trust 2012-
Gold Fields Orogen Holding BVI Ltd				GC8
4.88%, 10/7/2020(e)	1,640	1,598		4.88%, 9/10/2045(e),(f)	1,875		1,565
4.88%, 10/7/2020	1,400	1,385		COMM 2004-LNB3 Mortgage Trust
Horsehead Holding Corp				5.36%, 7/10/2037(f)	1,500		1,518
10.50%, 6/1/2017(e)	4,450	4,750		COMM 2012-CCRE1 Mortgage Trust
IAMGOLD Corp				2.46%, 5/15/2045(e)	2,743		1,787
6.75%, 10/1/2020(e)	3,375	3,308		5.37%, 5/15/2045(e),(f)	3,639		3,709
Inmet Mining Corp				5.37%, 5/15/2045(f)	4,000		4,512
7.50%, 6/1/2021(e)	2,000	2,150		COMM 2012-LC4 Mortgage Trust
Kazatomprom Natsionalnaya Atomnaya				2.53%, 12/10/2044(e),(f)	21,785		3,380
Kompaniya AO				Commercial Mortgage Pass Through
6.25%, 5/20/2015	550	589		Certificates
				3.55%, 12/10/2045(d),(e),(f)	13,146		13,257

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)	Value(000	's)		BONDS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
Commercial Mortgage Pass Through					GS Mortgage Securities Trust 2012-GC6
Certificates (continued)					2.20%, 1/10/2045(e),(f)	$37,079	$5,138
4.29%, 1/10/2046(d),(e),(f)	$8,600	$7,938			5.00%, 1/10/2045(e),(f)	1,250	1,000
Commercial Mortgage Pass-Through					GSMS Trust 2009-RR1
Certificates Series 2006-C1					5.37%, 5/17/2045(e)	400	427
5.41%, 2/15/2039(f)	4,755	5,153			JP Morgan Chase Commercial Mortgage
5.41%, 2/15/2039(f)	6,045	6,003			Securities Corp
5.41%, 2/15/2039(f)	5,200	4,241			4.43%, 12/15/2047(e),(f)	3,500	3,285
Commercial Mortgage Pass-Through					JP Morgan Chase Commercial Mortgage
Certificates Series 2006-C4					Securities Corp Series 2005-CIBC12
5.54%, 9/15/2039(f)	10,239	8,425			4.99%, 9/12/2037	200	210
Commercial Mortgage Pass-Through					JP Morgan Chase Commercial Mortgage
Certificates Series 2007-C1					Securities Corp Series 2005-LDP5
5.42%, 2/15/2040	15,000	13,966			5.32%, 12/15/2044(f)	3,565	3,888
Commercial Mortgage Pass-Through					JP Morgan Chase Commercial Mortgage
Certificates Series 2007-C5					Securities Trust 2006-CIBC17
0.11%, 9/15/2040(e),(f)	66,568	415			5.46%, 12/12/2043	4,000	4,198
Commercial Mortgage Trust 2007-GG11					JP Morgan Chase Commercial Mortgage
5.87%, 12/10/2049(f)	2,000	2,240			Securities Trust 2006-LDP6
Commercial Mortgage Trust 2007-GG9					5.50%, 4/15/2043(f)	5,599	4,004
5.48%, 3/10/2039	6,240	6,861			JP Morgan Chase Commercial Mortgage
5.53%, 3/10/2039	4,000	1,487			Securities Trust 2006-LDP7
Credit Suisse First Boston Mortgage					5.87%, 4/15/2045(f)	10,000	10,096
Securities Corp					JP Morgan Chase Commercial Mortgage
0.95%, 1/15/2037(e),(f)	44,459	341			Securities Trust 2006-LDP8
4.82%, 10/15/2039	1,500	1,538			5.48%, 5/15/2045	7,000	7,485
4.96%, 1/15/2037(e)	2,500	2,521			5.52%, 5/15/2045(f)	8,075	7,167
5.10%, 8/15/2038	7,324	7,854			JP Morgan Chase Commercial Mortgage
5.10%, 8/15/2038	1,500	1,576			Securities Trust 2006-LDP9
5.23%, 12/15/2040	5,443	5,789			5.34%, 5/15/2047	1,000	1,010
5.23%, 12/15/2040	6,250	5,899			JP Morgan Chase Commercial Mortgage
CSMC Series 2009-RR1					Securities Trust 2007-C1
5.38%, 2/15/2040(e)	400	442			5.96%, 2/15/2051(f)	9,655	10,409
DBUBS 2011-LC1 Mortgage Trust					JP Morgan Chase Commercial Mortgage
0.25%, 11/10/2046(e),(f)	136,884	2,760			Securities Trust 2007-CIBC19
DBUBS 2011-LC2 Mortgage Trust					5.73%, 2/12/2049(f)	150	174
1.43%, 7/10/2044(e),(f)	18,736	1,298			JP Morgan Chase Commercial Mortgage
Fannie Mae-Aces					Securities Trust 2007-LDP10
2.38%, 5/25/2022	9,725	9,704			5.31%, 1/15/2049	440	446
FHLMC Multifamily Structured Pass					JP Morgan Chase Commercial Mortgage
Through Certificates					Securities Trust 2009-IWST
0.91%, 9/25/2022(f)	9,241	623			5.63%, 12/5/2027(e)	4,750	5,617
1.51%, 8/25/2020(f)	32,158	2,633			JP Morgan Chase Commercial Mortgage
1.62%, 8/25/2040(f)	41,070	3,552			Securities Trust 2010-CNTR
1.70%, 4/25/2045(f)	35,322	3,029			2.05%, 8/5/2032(e),(f)	12,610	1,391
1.90%, 11/25/2039(f)	28,598	2,602			JP Morgan Chase Commercial Mortgage
2.00%, 9/25/2039(f)	32,000	3,015			Securities Trust 2011-C3
2.09%, 10/25/2025(f)	47,224	4,610			4.41%, 2/15/2046(e)	2,415	2,024
2.21%, 12/25/2039(f)	15,514	2,299		LB	-UBS Commercial Mortgage Trust 2003-
2.29%, 1/25/2041(f)	15,805	2,259			C8
2.37%, 5/25/2022(f)	7,600	7,603			0.42%, 9/15/2037(e),(f)	45,580	90
2.53%, 7/25/2039(f)	89,000	10,148		LB	-UBS Commercial Mortgage Trust 2004-
2.57%, 9/25/2022(f)	14,400	14,596			C1
2.58%, 11/25/2041(f)	25,000	4,326			5.00%, 1/15/2036	1,000	934
2.58%, 12/25/2043(f)	18,309	2,908		LB	-UBS Commercial Mortgage Trust 2005-
2.79%, 8/25/2039(f)	8,877	1,622			C3
2.79%, 1/25/2043(f)	8,000	1,394			4.84%, 7/15/2040	5,500	5,764
3.22%, 2/25/2042(f)	21,495	4,425			4.95%, 7/15/2040(f)	5,000	4,786
3.61%, 6/25/2046(f)	4,400	991		LB	-UBS Commercial Mortgage Trust 2006-
4.60%, 11/25/2044	1,800	505			C6
GE Capital Commercial Mortgage Corp					5.47%, 9/15/2039(f)	8,500	8,136
4.87%, 6/10/2048(f)	3,742	3,712		LB	-UBS Commercial Mortgage Trust 2007-
GE Capital Commercial Mortgage Corp					C1
Series 2007-C1 Trust					5.46%, 2/15/2040(f)	5,000	5,630
5.61%, 12/10/2049(f)	12,000	12,023			5.48%, 2/15/2040	15,000	14,254
GS Mortgage Securities Trust 2006-GG6				LB	-UBS Commercial Mortgage Trust 2007-
5.64%, 4/10/2038(f)	23,500	23,100			C6
GS Mortgage Securities Trust 2011-GC5					6.11%, 7/15/2040	6,227	7,051
1.75%, 8/10/2044(e),(f)	31,858	2,753

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Mortgage Backed Securities (continued)				Mortgage Backed Securities (continued)
LB-UBS Commercial Mortgage Trust 2007-				Wachovia Commercial Mortgage Securities
C7				Inc Commercial Mortgage Pass Through
6.27%, 9/15/2045(f)	$7,500	$6,729		Certificates Series 2003 C5
Merrill Lynch Mortgage Trust 2005-CKI1				1.55%, 6/15/2035(e),(f)		$16,259	$70
5.27%, 11/12/2037(f)	3,000	2,933		Wells Fargo Commercial Mortgage Trust
Merrill Lynch Mortgage Trust 2005-LC1				0.58%, 11/15/2043(e),(f)		13,678	535
5.37%, 1/12/2044(f)	2,300	2,501					$564,050
Merrill Lynch Mortgage Trust 2006-C2
5.78%, 8/12/2043	2,500	2,762		Municipals - 0.02%
5.80%, 8/12/2043(f)	15,000	14,329		Bogota Distrito Capital
ML-CFC Commercial Mortgage Trust 2006-				9.75%, 7/26/2028	COP	1,500,000	1,226
3
5.48%, 7/12/2046(f)	2,000	1,847		Office & Business Equipment - 0.10%
ML-CFC Commercial Mortgage Trust 2006-				CDW LLC / CDW Finance Corp
4				8.00%, 12/15/2018(f)		$6,000	6,675
5.24%, 12/12/2049(f)	3,100	2,869
ML-CFC Commercial Mortgage Trust 2007-
5				Oil & Gas - 3.37%
5.42%, 8/12/2048	345	367		Afren PLC
				10.25%, 4/8/2019(e)		700	826
ML-CFC Commercial Mortgage Trust 2007-
6				Atlas Energy Holdings Operating Co LLC /
5.53%, 3/12/2051	13,850	14,245		Atlas Resource Finance Corp
				7.75%, 1/15/2021(e)		975	960
ML-CFC Commercial Mortgage Trust 2007-
9				Bill Barrett Corp
0.44%, 9/12/2049(f)	22,598	197		7.00%, 10/15/2022		14,700	15,141
Morgan Stanley Bank of America Merrill				7.63%, 10/1/2019		5,975	6,289
Lynch Trust 2012-C6				BreitBurn Energy Partners LP / BreitBurn
2.19%, 11/15/2045(e),(f)	38,285	4,904		Finance Corp
4.50%, 11/15/2045(e)	1,961	1,540		7.88%, 4/15/2022(e)		19,771	20,908
Morgan Stanley Bank of America Merrill				Carrizo Oil & Gas Inc
Lynch Trust 2012-CKSI				7.50%, 9/15/2020		1,975	2,054
3.28%, 10/15/2022(e)	5,000	5,075		Endeavour International Corp
				12.00%, 3/1/2018(e)		2,000	2,135
Morgan Stanley Capital I Trust 2003-IQ6
5.13%, 12/15/2041(e),(f)	1,750	1,820		EP Energy LLC / EP Energy Finance Inc
Morgan Stanley Capital I Trust 2004-RR2				9.38%, 5/1/2020		2,000	2,240
5.45%, 10/28/2033(e)	28	28		EPL Oil & Gas Inc
				8.25%, 2/15/2018(e)		1,630	1,716
Morgan Stanley Capital I Trust 2006-HQ10
5.39%, 11/12/2041(f)	5,220	4,648		Gazprom Neft OAO Via GPN Capital SA
				4.38%, 9/19/2022(e)		500	502
Morgan Stanley Capital I Trust 2007-HQ12
5.59%, 4/12/2049(f)	557	573		Gazprom OAO Via Gaz Capital SA
				4.95%, 7/19/2022(e)		676	708
Morgan Stanley Capital I Trust 2011-C3				4.95%, 2/6/2028(d),(e),(g)		3,217	3,201
1.38%, 7/15/2049(e),(f)	44,479	2,573
Morgan Stanley Capital I Trust 2012-C4				KazMunaiGaz Finance Sub BV
3.07%, 3/15/2045(e)	1,500	1,093		6.38%, 4/9/2021		3,454	4,110
				6.38%, 4/9/2021(e)		3,053	3,633
RBSCF Trust 2009-RR1				7.00%, 5/5/2020(e)		2,110	2,569
5.76%, 9/17/2039(e),(f)	150	155
UBS Commercial Mortgage Trust 2012-C1				7.00%, 5/5/2020		4,640	5,649
2.36%, 5/10/2045(e),(f)	21,843	3,309		9.13%, 7/2/2018(e)		1,685	2,176
UBS-Barclays Commercial Mortgage Trust				9.13%, 7/2/2018		2,503	3,233
1.90%, 12/10/2045(e),(f)	65,255	8,508		Legacy Reserves LP / Finance Corp
3.32%, 12/10/2045(e),(f)	5,600	5,690		8.00%, 12/1/2020(e)		4,860	5,030
4.50%, 12/10/2045(e),(f)	4,500	3,376		Magnum Hunter Resources Corp
				9.75%, 5/15/2020(e)		7,815	8,167
UBS-Barclays Commercial Mortgage Trust				9.75%, 5/15/2020(e)		3,175	3,318
2012-C2
1.82%, 5/10/2063(e),(f)	34,580	3,649		Midstates Petroleum Co Inc / Midstates
4.89%, 5/10/2063(e),(f)	1,000	980		Petroleum Co LLC
				10.75%, 10/1/2020(e)		4,500	4,905
UBS-Barclays Commercial Mortgage Trust				MIE Holdings Corp
2012-C3				9.75%, 5/12/2016 (e)		500	540
2.20%, 8/10/2049(e),(f)	34,944	4,965
Wachovia Bank Commercial Mortgage Trust				Milagro Oil & Gas Inc
Series 2006-C29				10.50%, 5/15/2016		5,765	4,295
5.34%, 11/15/2048	3,348	3,769		National JSC Naftogaz of Ukraine
5.37%, 11/15/2048	11,202	9,981		9.50%, 9/30/2014		800	822
Wachovia Bank Commercial Mortgage Trust				Novatek OAO via Novatek Finance Ltd
				6.60%, 2/3/2021(e)		940	1,096
Series 2007-C30
5.38%, 12/15/2043(f)	8,200	8,982		Odebrecht Drilling Norbe VIII/IX Ltd
5.41%, 12/15/2043(f)	12,500	12,010		6.35%, 6/30/2021		475	532
				OGX Austria GmbH
				8.50%, 6/1/2018(e)		1,687	1,573

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Oil & Gas Services (continued)
Pemex Project Funding Master Trust				Exterran Holdings Inc
6.63%, 6/15/2035	$1,145	$1,383		7.25%, 12/1/2018	$20,075		$21,280
Penn Virginia Corp				FTS International Services LLC / FTS
7.25%, 4/15/2019	1,500	1,455		International Bonds Inc
Pertamina Persero PT				8.12%, 11/15/2018(e),(f)	1,249		1,293
5.25%, 5/23/2021	1,000	1,100		Hornbeck Offshore Services Inc
6.50%, 5/27/2041	320	366		5.88%, 4/1/2020	1,500		1,575
Petrobras International Finance Co - Pifco				Petroleum Geo-Services ASA
5.38%, 1/27/2021	200	219		7.38%, 12/15/2018(e)	2,000		2,180
5.75%, 1/20/2020	200	223		SESI LLC
6.88%, 1/20/2040	200	236		7.13%, 12/15/2021	12,340		13,728
7.88%, 3/15/2019	200	246		Thermon Industries Inc
Petroleos de Venezuela SA				9.50%, 5/1/2017	2,237		2,494
4.90%, 10/28/2014	30,045	28,693					$46,755
5.00%, 10/28/2015	5,976	5,453
5.25%, 4/12/2017	9,623	8,348		Packaging & Containers - 0.05%
8.50%, 11/2/2017	1,683	1,659		Pretium Packaging LLC / Pretium Finance
8.50%, 11/2/2017	3,300	3,234		Inc
Petroleos Mexicanos				11.50%, 4/1/2016	3,350		3,518
4.88%, 1/24/2022	700	771
5.50%, 1/21/2021	4,950	5,680		Pharmaceuticals - 0.22%
6.50%, 6/2/2041	700	824		Elan Finance PLC / Elan Finance Corp
Petroliam Nasional Bhd				6.25%, 10/15/2019(e)	3,000		3,210
7.63%, 10/15/2026	2,512	3,647		Endo Health Solutions Inc
Petronas Capital Ltd				7.00%, 7/15/2019	1,500		1,635
7.88%, 5/22/2022	2,853	4,010		7.00%, 12/15/2020	1,850		2,007
Precision Drilling Corp				Grifols Inc
6.50%, 12/15/2021	2,400	2,574		8.25%, 2/1/2018	3,000		3,292
PTTEP Canada International Finance Ltd				Hypermarcas SA
5.69%, 4/5/2021	421	480		6.50%, 4/20/2021(e)	750		806
QGOG Atlantic / Alaskan Rigs Ltd				VPI Escrow Corp
5.25%, 7/30/2018(e)	412	428		6.38%, 10/15/2020(e)	3,000		3,113
QR Energy LP / QRE Finance Corp							$14,063
9.25%, 8/1/2020	2,000	2,120
Reliance Holdings USA Inc				Pipelines - 0.90%
4.50%, 10/19/2020	200	213		Access Midstream Partners LP / ACMP
5.40%, 2/14/2022(e)	400	444		Finance Corp
Resolute Energy Corp				4.88%, 5/15/2023	5,400		5,373
8.50%, 5/1/2020(e)	2,000	2,050		Atlas Pipeline Partners LP / Atlas Pipeline
Finance Rosneft Oil Ltd Co via Rosneft International				Finance 5.88%, Corp 8/1/2023(e),(g)	5,350		5,337
4.20%, 3/6/2022(e)	865	865		6.63%, 10/1/2020(e)	4,225		4,436
SandRidge Energy Inc				6.63%, 10/1/2020(e)	2,750		2,888
7.50%, 3/15/2021	7,700	8,162		Crestwood Midstream Partners LP /
8.13%, 10/15/2022	10,000	10,825		Crestwood Midstream Finance Corp
Sibur Securities Ltd				7.75%, 4/1/2019	15,135		15,816
3.91%, 1/31/2018(e)	750	749		7.75%, 4/1/2019(e)	670		700
Sidewinder Drilling Inc				Eagle Rock Energy Partners LP / Eagle Rock
9.75%, 11/15/2019(e)	5,630	5,644		Energy Finance Corp
Sinopec Group Overseas Development 2012				8.38%, 6/1/2019	12,981		13,500
Ltd				8.38%, 6/1/2019(e)	7,360		7,654
4.88%, 5/17/2042(e)	1,053	1,154		Targa Resources Partners LP / Targa
State Oil Co of the Azerbaijan Republic				Resources Partners Finance Corp
5.45%, 2/9/2017	1,818	1,982		6.38%, 8/1/2022(e)	2,000		2,190
Stone Energy Corp				Transportadora de Gas Internacional SA
W&T 8.63%, Offshore 2/1/2017 Inc	1,500	1,620		ESP 5.70%, 3/20/2022(e)	1,055		1,182
8.50%, 6/15/2019(e)	3,610	3,863					$59,076
Zhaikmunai LP Via Zhaikmunai International				Real Estate - 0.35%
BV				BR Malls International Finance Ltd
7.13%, 11/13/2019(e)	1,400	1,501		8.50%, 1/29/2049(e)	750		825
		$220,549		8.50%, 1/29/2049	300		330
Oil & Gas Services - 0.72%				BR Properties SA
American Petroleum Tankers Parent LLC /				9.00%, 10/29/2049(e)	500		550
AP Tankers Co				China Overseas Finance Cayman IV Ltd
10.25%, 5/1/2015	2,000	2,080		4.88%, 2/15/2017	200		215
Cie Generale de Geophysique - Veritas				Country Garden Holdings Co Ltd
6.50%, 6/1/2021	2,000	2,125		7.50%, 1/10/2023(e)	591		601
				11.13%, 2/23/2018	500		564

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value(000	's)
Real Estate (continued)					Sovereign - 8.23%
Emaar Sukuk Ltd					Argentine Republic Government International
6.40%, 7/18/2019		$1,850	$2,012		Bond
General Shopping Finance Ltd					7.82%, 12/31/2033	EUR	175	$139
10.00%, 11/29/2049(e)		414	415		7.82%, 12/31/2033		15,458	12,279
Kennedy-Wilson Inc					Banco Nacional de Desenvolvimento
8.75%, 4/1/2019		12,525	13,276		Economico e Social
8.75%, 4/1/2019(e)		4,065	4,309		5.50%, 7/12/2020		$1,080	1,254
			$23,097		6.50%, 6/10/2019		435	524
					Brazilian Government International Bond
Regional Authority - 0.01%					4.88%, 1/22/2021		5,354	6,268
Provincia de Buenos Aires/Argentina					7.13%, 1/20/2037		2,646	3,790
10.88%, 1/26/2021(e)		1,285	925
					7.13%, 1/20/2037		6,413	9,208
					8.25%, 1/20/2034		2,221	3,520
REITS- 0.07%					8.75%, 2/4/2025		1,000	1,565
EPR Properties					Chile Government International Bond
5.75%, 8/15/2022		4,100	4,315		3.25%, 9/14/2021		1,262	1,353
					Colombia Government International Bond
					6.13%, 1/18/2041		1,710	2,189
Retail - 1.94%					7.38%, 9/18/2037		1,529	2,225
AmeriGas Finance LLC/AmeriGas Finance					7.38%, 9/18/2037		5,073	7,414
Corp					8.13%, 5/21/2024		2,392	3,515
7.00%, 5/20/2022		20,335	22,267		11.75%, 2/25/2020		5,683	8,993
AmeriGas Partners LP/AmeriGas Finance					10.38%, 1/28/2033		2,625	4,696
Corp					Croatia Government International Bond
6.25%, 8/20/2019		1,000	1,060		6.25%, 4/27/2017(e)		678	746
Burlington Coat Factory Warehouse Corp					6.38%, 3/24/2021		2,957	3,341
10.00%, 2/15/2019		18,336	19,940		6.38%, 3/24/2021(e)		2,862	3,261
Checkers Drive-In Restaurants Inc					6.63%, 7/14/2020		530	607
11.00%, 12/1/2017(e)		2,700	2,741
CKE Inc					6.75%, 11/5/2019		2,200	2,523
10.50%, PIK 11.25%, 3/14/2016(e),(h)		12,185	12,916		Dominican Republic International Bond
Claire's Stores Inc					7.50%, 5/6/2021		4,555	5,261
9.00%, 3/15/2019 (e)		17,230	18,867		9.04%, 1/23/2018		1,188	1,340
Dave & Buster's Entertainment Inc					El Salvador Government International Bond
0.00%, 2/15/2016 (a),(e)		3,000	2,261		7.38%, 12/1/2019		500	586
					7.63%, 2/1/2041(e)		1,325	1,560
GRD Holdings III Corp					7.65%, 6/15/2035		1,214	1,428
10.75%, 6/1/2019(e)		14,400	14,976
					8.25%, 4/10/2032		1,231	1,570
Hillman Group Inc/The					Export Credit Bank of Turkey
10.88%, 6/1/2018		8,670	9,439		5.38%, 11/4/2016(e)		250	269
10.88%, 5/31/2018(e)		4,400	4,791
Landry's Inc					Financing of Infrastrucural Projects State
9.38%, 5/1/2020(e)		2,850	3,078		Enterprise
					9.00%, 12/7/2017(e)		1,431	1,492
Maestro Peru SA					Hungary Government International Bond
6.75%, 9/26/2019(e)		166	175
					4.38%, 7/4/2017	EUR	340	459
Mastro's Restaurants LLC/RRG Finance					5.75%, 6/11/2018		2,345	3,333
Corp					6.00%, 1/11/2019		3,738	5,362
15.00%, 6/1/2017(e)		9,425	10,226
Serta Simmons Holdings LLC					6.25%, 1/29/2020		$2,184	2,397
8.13%, 10/1/2020 (e)		4,090	4,187		6.38%, 3/29/2021		6,818	7,432
					Indonesia Government International Bond
			$126,924		4.88%, 5/5/2021		450	509
Semiconductors - 0.02%					5.25%, 1/17/2042(e)		2,000	2,213
Freescale Semiconductor Inc					5.25%, 1/17/2042		2,766	3,067
9.25%, 4/15/2018(e)		1,135	1,248		5.88%, 3/13/2020(e)		2,000	2,380
					6.63%, 2/17/2037		655	833
					6.63%, 2/17/2037(e)		505	643
Software - 0.83%					6.88%, 1/17/2018		920	1,107
Aspect Software Inc					7.75%, 1/17/2038		8,797	12,646
10.63%, 5/15/2017		11,461	11,203		8.50%, 10/12/2035		6,333	9,721
Emdeon Inc					11.63%, 3/4/2019		1,325	1,974
11.00%, 12/31/2019		2,000	2,300		11.63%, 3/4/2019(e)		850	1,267
Epicor Software Corp					Lithuania Government International Bond
8.63%, 5/1/2019		7,075	7,623		6.13%, 3/9/2021(e)		1,250	1,503
First Data Corp					6.13%, 3/9/2021		9,450	11,364
6.75%, 11/1/2020(e)		12,350	12,690		6.63%, 2/1/2022(e)		3,100	3,860
8.75%, PIK 10.00%, 1/15/2022(e),(h)		15,000	15,600		6.63%, 2/1/2022		3,887	4,839
8.88%, 8/15/2020(e)		500	554		7.38%, 2/11/2020		956	1,219
Infor US Inc					Malaysia Government Bond
10.00%, 4/1/2019	EUR	3,000	4,542		3.20%, 10/15/2015	MYR	25,510	8,228
			$54,512

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Sovereign (continued)					Sovereign (continued)
Mexican Bonos					Turkey Government International Bond
6.25%, 6/16/2016(f)	MXN	63,240	$5,218		3.25%, 3/23/2023	$9,592	$9,206
6.50%, 6/10/2021(f)		12,067	1,042		5.13%, 3/25/2022	4,448	5,015
8.00%, 12/17/2015(f)		14,040	1,205		5.63%, 3/30/2021	8,425	9,814
Mexican Udibonos					6.00%, 1/14/2041	2,697	3,209
2.50%, 12/10/2020		89,212	7,577		6.25%, 9/26/2022	3,543	4,322
Mexico Government International Bond					6.75%, 4/3/2018	2,448	2,919
4.75%, 3/8/2044		$2,290	2,337		6.88%, 3/17/2036	3,570	4,623
5.75%, 10/12/2110		23,776	26,565		7.00%, 9/26/2016	1,392	1,620
5.95%, 3/19/2019		1	1		7.25%, 3/5/2038	1,754	2,394
6.05%, 1/11/2040		6,110	7,645		7.50%, 7/14/2017	1,324	1,600
6.75%, 9/27/2034		4,182	5,667		7.50%, 11/7/2019	2,473	3,141
Morocco Government International Bond					Ukraine Government International Bond
4.25%, 12/11/2022(e)		2,922	2,980		6.25%, 6/17/2016	1,740	1,740
Panama Government International Bond					6.88%, 9/23/2015(e)	6,632	6,682
6.70%, 1/26/2036		3,415	4,643		7.80%, 11/28/2022(e)	2,322	2,403
8.13%, 4/28/2034		9,109	12,662		Uruguay Government International Bond
8.88%, 9/30/2027		1,225	1,910		7.63%, 3/21/2036	1,162	1,727
9.38%, 4/1/2029		5,936	9,779		7.88%, 1/15/2033	1,894	2,823
Peruvian Government International Bond					8.00%, 11/18/2022	2,994	4,185
5.63%, 11/18/2050		5,220	6,316		Venezuela Government International Bond
7.35%, 7/21/2025		1,063	1,499		6.00%, 12/9/2020	4,556	3,916
8.75%, 11/21/2033		2,995	4,934		7.00%, 12/1/2018	1,482	1,419
Philippine Government International Bond					13.63%, 8/15/2018	1,906	2,254
4.00%, 1/15/2021		4,425	4,898		12.75%, 8/23/2022	3,154	3,759
5.50%, 3/30/2026		1,800	2,207		11.95%, 8/5/2031	5,766	6,585
6.38%, 1/15/2032		289	376		Vnesheconombank Via VEB Finance PLC
6.38%, 10/23/2034		1,822	2,432		5.38%, 2/13/2017(e)	1,000	1,090
7.75%, 1/14/2031		5,540	8,066		6.80%, 11/22/2025	1,375	1,667
9.50%, 2/2/2030		665	1,098		6.90%, 7/9/2020(e)	1,158	1,393
9.88%, 1/15/2019		1,319	1,875				$538,073
Poland Government International Bond
5.00%, 3/23/2022		2,822	3,245		Storage & Warehousing - 0.03%
5.00%, 3/23/2022		466	536		Mobile Mini Inc
5.13%, 4/21/2021		1,770	2,053		7.88%, 12/1/2020	1,500	1,658
5.25%, 1/20/2025	EUR	10,728	17,334
6.38%, 7/15/2019		$5,723	7,085		Telecommunications - 1.10%
Qatar Government International Bond					America Movil SAB de CV
5.25%, 1/20/2020(e)		4,961	5,854		2.38%, 9/8/2016	168	174
5.25%, 1/20/2020		2,525	2,980		3.13%, 7/16/2022	300	298
5.75%, 1/20/2042		4,394	5,525		6.13%, 3/30/2040	200	248
6.40%, 1/20/2040		584	790		6.38%, 3/1/2035	745	937
Republic of Iraq					Avaya Inc
5.80%, 1/15/2028		4,198	4,030		7.00%, 4/1/2019(e)	1,860	1,776
Republic of Latvia					9.75%, 11/1/2015	5,100	4,858
5.25%, 2/22/2017(e)		2,000	2,216		10.13%, 11/1/2015	7,850	7,477
Republic of Turkey					Brasil Telecom SA
8.00%, 2/14/2034		2,902	4,201		5.75%, 2/10/2022(e)	500	525
Romanian Government International Bond					Clearwire Communications LLC/Clearwire
6.75%, 2/7/2022		4,284	5,158		Finance Inc
6.75%, 2/7/2022(e)		792	954		12.00%, 12/1/2015(e)	3,125	3,387
Russian Foreign Bond - Eurobond					Colombia Telecomunicaciones SA ESP
5.63%, 4/4/2042(e)		1,200	1,407		5.38%, 9/27/2022(e)	1,000	1,005
7.50%, 3/31/2030(f)		27,472	34,340		CommScope Inc
7.50%, 3/31/2030(e)		3,224	4,030		8.25%, 1/15/2019(e)	10,475	11,444
12.75%, 6/24/2028		2,950	5,812		Digicel Group Ltd
Slovakia Government International Bond					8.25%, 9/30/2020(e)	700	780
4.38%, 5/21/2022(e)		3,952	4,221		10.50%, 4/15/2018	500	558
South Africa Government Bond					10.50%, 4/15/2018	400	446
8.00%, 12/21/2018	ZAR	36,080	4,419		Frontier Communications Corp
South Africa Government International					7.13%, 1/15/2023	1,000	1,063
Bond					Indosat Palapa Co BV
4.67%, 1/17/2024		$11,396	12,279		7.38%, 7/29/2020	200	225
5.50%, 3/9/2020		3,500	4,029		Level 3 Financing Inc
6.25%, 3/8/2041		1,387	1,708		8.63%, 7/15/2020	3,000	3,360
6.88%, 5/27/2019		6,103	7,507		10.00%, 2/1/2018	1,500	1,669
Svensk Exportkredit AB					PCCW-HKT Capital No 4 Ltd
6.38%, 10/29/2049(d),(e)		5,000	4,650		4.25%, 2/24/2016	1,000	1,065

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

	Principal				CREDIT LINKED STRUCTURED	Principal
BONDS (continued)	Amount (000's)		Value(000	's)	NOTES- 0.50%	Amount (000's)		Value(000	's)
Telecommunications (continued)					Banks- 0.00%
Qtel International Finance Ltd					Cablevision SA - Deutsche Bank
5.00%, 10/19/2025		$270	$299		AG/London
SingTel Group Treasury Pte Ltd					9.38%, 2/13/2018(d),(e)		$300	$303
4.50%, 9/8/2021		300	335
Sprint Nextel Corp
7.00%, 3/1/2020(e)		4,250	4,930		Sovereign - 0.50%
Telefonica Chile SA					Colombian TES - Citigroup Funding Inc
3.88%, 10/12/2022(e)		1,030	1,029		11.00%, 7/24/2020	COP	17,500,000	13,475
Telemar Norte Leste SA					Nota Do Tesouro Nacional - Barclays Bank
5.50%, 10/23/2020(e)		400	422		PLC
UPCB Finance V Ltd					6.00%, 5/2/2013	BRL	380	463
7.25%, 11/15/2021 (e)		3,500	3,868		14.29%, 5/2/2013		8,640	4,453
ViaSat Inc					13.44%, 3/28/2013		4,000	4,870
					Nota Do Tesouro Nacional - JP Morgan
6.88%, 6/15/2020		5,000	5,337		Chase
Vimpel Communications Via VIP Finance					13.44%, 5/15/2015		1,600	1,948
Ireland Ltd OJSC					Republic of Iraq - Merrill Lynch
7.75%, 2/2/2021		500	573		2.52%, 1/1/2028 (c),(d),(f)	JPY	680,390	5,283
9.13%, 4/30/2018(e)		1,500	1,781
West Corp					Russian Federal Bond-OFZ - Credit Suisse
					Nassau
7.88%, 1/15/2019		7,000	7,420		7.60%, 4/14/2021(f)	RUB	53,000	1,890
Wind Acquisition Finance SA
11.75%, 7/15/2017(e)	EUR	3,000	4,318					$32,382
11.75%, 7/15/2017(e)		$337	362		TOTAL CREDIT LINKED STRUCTURED NOTES			$32,685
			$71,969		SENIOR FLOATING RATE INTERESTS	Principal
					- 7.02%	Amount (000's)		Value(000	's)
Textiles - 0.13%
Empire Today LLC / Empire Today Finance					Advertising - 0.15%
Corp					Advantage Sales & Marketing LLC, Term
11.38%, 2/1/2017(e)		8,165	8,757		Loan
					9.25%, 6/18/2018(f)		$1,550	$1,557
					Van Wagner Communications Inc, Term
Transportation - 1.01%					Loan B
ACL I Corp					8.25%, 8/1/2018(f)		8,000	8,160
10.63%, PIK 11.38%, 2/15/2016(h)		8,770	8,902					$9,717
BNSF Funding Trust I
6.61%, 12/15/2055(f)		4,610	5,181		Aerospace & Defense - 0.07%
Bristow Group Inc					API Technologies Corp, Term Loan B
6.25%, 10/15/2022		1,250	1,350		8.75%, 6/27/2016(f)		4,401	4,423
CEVA Group PLC
8.38%, 12/1/2017(e)		9,600	9,816		Airlines - 0.04%
11.63%, 10/1/2016(e)		7,750	8,021		Global Aviation Holdings, DIP Term Loan
11.50%, 4/1/2018(e)		550	484		B
Commercial Barge Line Co					0.00%, 2/28/2013(c),(f),(i)		584	575
12.50%, 7/15/2017		500	549		9.49%, 2/28/2013(c),(f)		2,095	2,063
Geo Debt Finance S.C.A
7.50%, 8/1/2018(e)	EUR	3,000	4,043
Marquette Transportation Co / Marquette					Beverages - 0.09%
Transportation Finance Corp					Constellation Brands Inc, Bridge Loan
10.88%, 1/15/2017		$10,170	10,780		0.00%, 12/30/2013(d),(f),(i),(j)		6,200	6,200
Quality Distribution LLC/QD Capital Corp
9.88%, 11/1/2018		11,500	12,650		Building Materials - 0.11%
Russian Railways via RZD Capital PLC					Air Distribution Technologies Inc, Term
5.74%, 4/3/2017		845	932		Loan
Transnet SOC Ltd					9.25%, 5/1/2020(f)		2,549	2,612
4.00%, 7/26/2022(e)		3,049	3,031		Panolam Industries International Inc, Term
			$65,739		Loan
					7.25%, 8/22/2017(f)		4,467	4,445
Trucking & Leasing - 0.03%
AWAS Aviation Capital Ltd								$7,057
7.00%, 10/17/2016(e)		1,818	1,918		Chemicals - 0.23%
					Univar Inc, Term Loan B
TOTAL BONDS			$3,758,687		5.00%, 6/30/2017(f)		14,962	15,058
	Principal
CONVERTIBLE BONDS - 0.00%	Amount (000's)		Value(000	's)	Closed End Funds - 0.13%
Agriculture - 0.00%					Associated Partners Inc, Delay-Draw Term
Vector Group Ltd					Loan
3.88%, 6/15/2026(f)		63	65		0.00%, 12/24/2015(f),(i)		8,500	—
					8.71%, 12/24/2015(f)		8,500	8,500
TOTAL CONVERTIBLE BONDS			$65

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Commercial Services - 0.64%			Healthcare - Services (continued)
Avis Budget Car Rental, Bridge Loan			LHP Hospital Group Inc, Term Loan
0.00%, 1/22/2021(d),(f),(i),(j)	$1,950	$1,950	9.00%, 6/29/2018(f)	$2,239	$2,289
Ceridian Corp, Term Loan B-EXT			National Mentor Holdings Inc, Term Loan
5.96%, 5/9/2017(f)	5,300	5,352	0.00%, 2/9/2017(f),(j)	15,710	15,867
Laureate Education Inc, Term Loan B			One Call Medical Inc, Term Loan B
5.25%, 6/15/2018(f)	4,432	4,454	7.00%, 8/22/2019(f)	11,721	11,787
Peak 10 Inc, Term Loan B			Sheridan Holdings Inc, Term Loan
7.25%, 10/22/2018(f)	17,750	17,828	9.00%, 6/29/2019(f)	1,700	1,728
PRA International, Term Loan					$41,675
0.00%, 6/10/2019(f),(j)	3,250	3,274
Washington Inventory Service, Term Loan			Insurance - 0.12%
10.25%, 6/18/2019(f)	6,800	6,864	AmWINS Group Inc, Term Loan
			9.25%, 12/7/2019(f)	4,525	4,588
Wyle Services Corp, Term Loan
5.00%, 3/26/2017(f)	2,208	2,215	Lone Star Intermediate Super Holdings LLC,
		$41,937	Term Loan
			11.00%, 8/16/2019(f)	3,000	3,194
Computers - 0.28%					$7,782
Expert Global Solutions Inc, Term Loan B
0.00%, 4/2/2018(f),(j)	1,380	1,387	Internet - 0.45%
8.00%, 4/2/2018(f)	12,608	12,668	Blue Coat Systems, Term Loan
			5.75%, 2/15/2018(f)	3,980	4,022
Oberthur Technologies Holding SAS, Term
Loan B			Endurance International Group Inc/The, Term
0.00%, 11/30/2018(f),(j)	4,000	4,000	Loan
			6.25%, 5/8/2020(f)	5,250	5,296
		$18,055	10.25%, 5/8/2020(f)	7,950	7,950
Distribution & Wholesale - 0.01%			Go Daddy Operating Co LLC, Term Loan B
HD Supply Inc, Term Loan B			5.50%, 12/17/2018(f)	3,980	3,984
7.25%, 10/5/2017(f)	995	1,021	Petroleum Place Inc/The, Term Loan
			10.00%, 11/15/2019(f)	4,000	4,010
			SumTotal Systems Inc, Term Loan
Diversified Financial Services - 0.20%			6.25%, 11/13/2019(f)	4,000	4,002
Connolly LLC, Term Loan
10.50%, 7/25/2019(f)	2,100	2,153			$29,264
Nuveen Investments Inc, Term Loan			Iron & Steel - 0.07%
8.25%, 2/23/2019(f)	6,500	6,616	Optima Specialty, Term Loan
Nuveen Investments Inc, Term Loan EXT-			0.00%, 12/30/2016(d),(f),(j)	5,200	4,888
NEW
5.76%, 5/13/2017(f)	1,000	1,010
Ocwen Financial Corp, Term Loan B			Leisure Products & Services - 0.40%
0.00%, 2/15/2018(f),(j)	1,700	1,721	Equinox Holdings Inc, Term Loan
7.00%, 9/1/2016(f)	1,685	1,709	0.00%, 5/16/2020(f),(j)	12,500	12,688
		$13,209	Sabre Inc, Term Loan
			7.25%, 12/29/2017(f)	2,693	2,740
Electric - 0.20%			Sabre Inc, Term Loan B-EXT
Astoria Generating Co Acquisitions LLC,			5.95%, 9/29/2017(f)	2,672	2,699
Term Loan			Travelport LLC, Delay-Draw Term Loan DD-
8.50%, 10/26/2017(f)	6,000	6,152	EXT
Dynegy Power LLC, Term Loan			5.06%, 8/21/2015(f)	6,618	6,513
9.25%, 8/5/2016(f)	2,822	2,936	Travelport LLC, PIK Term Loan B-EXT
Equipower Resources Holdings LLC, Term			13.81%, PIK 13.81%, 12/1/2016(c),(f),(h)	1,385	139
Loan B			Travelport LLC, Term Loan A-EXT
5.50%, 12/29/2018(f)	4,161	4,234	6.31%, 8/23/2015(c),(f)	421	126
		$13,322	Travelport LLC, Term Loan B-EXT
			5.06%, 8/21/2015(f)	836	823
Entertainment - 0.23%			Travelport LLC, Term Loan S
Intrawest ULC, Term Loan			5.06%, 8/21/2015(f)	264	259
7.00%, 12/3/2017(f)	14,800	15,022
					$25,987
			Lodging - 0.10%
Food- 0.62%			Caesars Entertainment Operating Co Inc,
AdvancePierre Foods Inc, Term Loan
9.50%, 10/2/2017(f)	22,500	22,922	Term Loan B4
			9.50%, 10/31/2016(f)	485	493
Milk Specialties Co, Term Loan B
7.00%, 11/7/2018(f)	15,000	15,056	ROC Finance LLC, Term Loan
			0.00%, 8/19/2017(f),(j)	353	363
US Foods Inc, Term Loan			0.00%, 9/19/2017(f),(j)	212	218
5.75%, 3/31/2017(f)	2,456	2,483
			Rock Ohio Caesars LLC, Delay-Draw Term
		$40,461	Loan DD
Healthcare - Services - 0.64%			0.00%, 8/18/2017(f),(j)	5,435	5,591
Heartland Dental Care Inc, Term Loan					$6,665
0.00%, 12/20/2018(f),(j)	3,000	3,017
9.75%, 6/20/2019(f)	6,800	6,987

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value	(000	's)
Machinery - Construction & Mining - 0.02%			Software - 0.56%
Varel International Energy Funding Corp,			Attachmate Corp, Term Loan
Term Loan			7.25%, 11/24/2017(f)	$4,247		$4,308
9.25%, 7/14/2017(f)	$1,275	$1,275	11.00%, 10/31/2018(f)	11,000		10,912
			Deltek Inc, Term Loan
			0.00%, 10/4/2019(f),(j)	1,000		1,018
Machinery - Diversified - 0.06%			Hyland Software Inc, Term Loan B
CPM Holdings Inc, Term Loan			5.50%, 10/24/2019(f)	1,400		1,409
10.25%, 2/16/2018(f)	2,500	2,519
			Misys Ltd, Term Loan
Intelligrated Inc, Term Loan			12.00%, 12/6/2019(f)	10,000		10,875
10.50%, 1/19/2019(f)	1,400	1,433
			MModal Inc, Term Loan B
		$3,952	6.75%, 8/15/2019(f)	5,237		5,023
Media- 0.16%			Sophos Public Ltd, Term Loan B
CKX Inc, Term Loan B			6.50%, 5/4/2019(f)	2,828		2,843
9.00%, 6/21/2017(f)	1,711	1,463				$36,388
Univision Communications Inc, Term Loan
EXT			Telecommunications - 0.23%
4.45%, 3/31/2017(f)	3,917	3,922	Alcatel-Lucent USA Inc, Term Loan
			0.00%, 1/29/2019(f),(j)	3,500		3,534
WideOpenWest Finance LLC, Term Loan
6.25%, 7/12/2018(f)	4,975	5,025	Avaya Inc, Term Loan B3
			4.81%, 10/26/2017(f)	4,922		4,605
		$10,410	Cleveland Unlimited Inc, Term Loan
Metal Fabrication & Hardware - 0.12%			9.85%, 6/25/2016(d),(f)	33		34
Transtar Industries Inc, Term Loan			9.85%, 7/25/2016(d),(f)	10		9
9.75%, 10/2/2019(f)	4,500	4,590	GOGO LLC, Term Loan
Wastequip Inc, Term Loan			11.25%, 6/21/2017(f)	2,963		2,992
8.25%, 1/5/2018(f)	3,483	3,483	IPC Systems Inc, Term Loan C
		$8,073	7.75%, 7/31/2017(f)	1,222		1,199
			Telx Group Inc/The, Term Loan B
Miscellaneous Manufacturing - 0.03%			6.25%, 9/22/2017(f)	2,470		2,491
Arctic Glacier USA Inc, Term Loan						$14,864
8.50%, 12/31/2018(f)	1,658	1,687
			Transportation - 0.02%
			Air Medical Group Holdings Inc, Term Loan
Oil & Gas Services - 0.02%			B1
Pinnacle Holdco Sarl, Term Loan			0.00%, 6/30/2018(f),(j)	1,500		1,526
10.50%, 7/24/2020(f)	1,500	1,514
			Trucking & Leasing - 0.04%
Packaging & Containers - 0.14%			AWAS Aviation Capital Ltd, Term Loan
FPC Holdings Inc, Term Loan			5.25%, 6/10/2016(f)	2,572		2,617
9.25%, 5/15/2020(f)	9,400	9,165
			TOTAL SENIOR FLOATING RATE INTERESTS			$458,803
Pharmaceuticals - 0.15%				Maturity
AssuraMed Holding Inc, Term Loan			REPURCHASE AGREEMENTS - 3.12%	Amount (000's)	Value	(000	's)
9.25%, 4/19/2020(f)	9,420	9,620
			Banks- 3.12%
			Investment in Joint Trading Account; Credit	$44,701		$44,700
Pipelines - 0.05%			Suisse Repurchase Agreement; 0.13%
Crestwood Holdings LLC, Term Loan B			dated 1/31/2013 maturing 2/1/2013
9.75%, 3/20/2018(f)	3,067	3,132	(collateralized by US Government
			Securities; $45,594,506; 0.00%; dated
Retail - 0.64%			05/15/15 - 02/15/38)
BJ's Wholesale Club Inc, Term Loan B			Investment in Joint Trading Account;	31,290		31,290
5.75%, 9/20/2019(f)	10,000	10,144	Deutsche Bank Repurchase Agreement;
Grocery Outlet Inc, Term Loan			0.16% dated 1/31/2013 maturing 2/1/2013
10.50%, 5/26/2019(f)	8,550	8,536	(collateralized by US Government
Grocery Outlet Inc, Term Loan B			Securities; $31,916,156; 0.00% - 6.75%;
7.00%, 11/26/2018(f)	4,650	4,654	dated 02/01/13 - 11/23/35)
Guitar Center Inc, Term Loan B-NONEXT			Investment in Joint Trading Account; JP	46,936		46,937
5.56%, 4/9/2017(f)	12,400	12,214	Morgan Repurchase Agreement; 0.13%
HMK Intermediate Holdings LLC, Term			dated 1/31/2013 maturing 2/1/2013
Loan B			(collateralized by US Government
7.25%, 3/22/2018(f)	4,218	4,239	Securities; $47,874,232; 0.00% - 10.35%;
Restaurant Holding Co LLC, Term Loan			dated 02/03/13 - 09/15/39)
9.00%, 2/15/2017(f)	467	467
Targus Group International Inc, Term Loan
B
11.00%, 5/24/2016(f)	1,421	1,445
		$41,699

See accompanying notes

Schedule of Investments
Global Diversified Income Fund
January 31, 2013 (unaudited)

				Portfolio Summary (unaudited)
REPURCHASE AGREEMENTS		Maturity		Country			Percent
(continued)		Amount (000's)	Value (000's)	United States			69.76%
				United Kingdom			3.46%
Banks (continued)				Canada			2.14%
Investment in Joint Trading Account; Merrill		$81,054	$81,053	France			1.50%
	Lynch Repurchase Agreement; 0.13%			Mexico			1.17%
	dated 1/31/2013 maturing 2/1/2013			Luxembourg			1.16%
	(collateralized by US Government			Netherlands			1.15%
	Securities; $82,675,151; 0.00% - 6.25%;			Japan			1.13%
	dated 07/15/13 - 01/15/38)			Jersey, Channel Islands			1.06%
			$203,980	Brazil			1.05%
TOTAL REPURCHASE AGREEMENTS			$203,980	Australia			1.04%
Total Investments			$6,452,606	Venezuela			1.00%
Other Assets in Excess of Liabilities, Net - 1.30%			$85,264	Bermuda			0.96%
TOTAL NET ASSETS - 100.00%			$6,537,870	Germany			0.92%
				Turkey			0.85%
				Colombia			0.73%
(a)	Non-Income Producing Security			Russian Federation			0.73%
(b)	Security or a portion of the security was pledged to cover margin			Indonesia			0.64%
	requirements for options contracts. At the end of the period, the value of			South Africa			0.54%
	these securities totaled $229,336 or 3.51% of net assets.			Hong Kong			0.50%
(c)	Security is Illiquid			China			0.49%
(d)	Fair value is determined in accordance with procedures established in			Poland			0.47%
	good faith by the Board of Directors. At the end of the period, the fair			Cayman Islands			0.46%
	value of these securities totaled $80,382 or 1.23% of net assets.			Panama			0.44%
(e)	Security exempt from registration under Rule 144A of the Securities Act of			Ireland			0.43%
	1933. These securities may be resold in transactions exempt from			Philippines			0.36%
	registration, normally to qualified institutional buyers. Unless otherwise			Malaysia			0.34%
	indicated, these securities are not considered illiquid. At the end of the			Lithuania			0.34%
	period, the value of these securities totaled $1,467,930 or 22.45% of net			Chile			0.30%
	assets.			Hungary			0.29%
(f)	Variable Rate. Rate shown is in effect at January 31, 2013.			Peru			0.26%
(g)	Security purchased on a when-issued basis.			Virgin Islands, British			0.24%
(h)	Payment in kind; the issuer has the option of paying additional securities			Qatar			0.23%
	in lieu of cash.			Argentina			0.20%
(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements			Ukraine			0.20%
	for additional information.			Italy			0.20%
(j)	This Senior Floating Rate Note will settle after January 31, 2013, at which			Norway			0.19%
	time the interest rate will be determined.			Singapore			0.17%
				Croatia			0.16%
				Switzerland			0.14%
				Iraq			0.14%
				Sweden			0.13%
				Uruguay			0.13%
				Dominican Republic			0.10%
				Romania			0.09%
				New Zealand			0.08%
				Finland			0.07%
				El Salvador			0.07%
				Korea, Republic Of			0.07%
				Guernsey			0.06%
				Slovakia			0.06%
				Morocco			0.05%
				Taiwan, Province Of China			0.05%
				Denmark			0.03%
				Azerbaijan			0.03%
				Austria			0.03%
				India			0.03%
				Latvia			0.03%
				Thailand			0.02%
				Spain			0.01%
				Cyprus			0.01%
				Kazakhstan			0.01%
				Ghana			0.00%
				Other Assets in Excess of Liabilities, Net			1.30%
				TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

Foreign Currency Purchase	Counterparty		Delivery Date	Contracts to Accept	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts
Brazilian Real	JP Morgan Chase		2/4/2013	21,049,431 $	9,988	$10,570	$582

See accompanying notes

Schedule of Investments Global Diversified Income Fund January 31, 2013 (unaudited)

Foreign Currency Contracts (continued)

Foreign Currency Purchase			Delivery Date	Contracts to Accept	In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Brazilian Real	JP Morgan Chase		3/4/2013	21,049,431	$10,285		$10,544	$259
Colombian Peso	JP Morgan Chase		2/28/2013	7,427,330,000		4,161	4,177	16
Nigerian Naira	JP Morgan Chase		4/17/2013	715,267,940		4,478	4,450	(28)
Romanian New Leu	JP Morgan Chase		3/18/2013	7,590,845		2,217	2,340	123
Russian Rouble	JP Morgan Chase		2/1/2013	380,919,240	12,104		12,692	588
Russian Rouble	JP Morgan Chase		3/18/2013	157,117,733		5,037	5,204	167
Russian Rouble	JP Morgan Chase		4/24/2013	380,919,240	12,449		12,536	87
Total								$1,794

Foreign Currency Sale			Delivery Date	Contracts to Deliver	In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Brazilian Real	JP Morgan Chase		2/4/2013	21,049,431	$10,318		$10,570	$(252)
Brazilian Real	JP Morgan Chase		3/4/2013	9,015,586		4,427	4,516	(89)
British Pound Sterling	JP Morgan Chase		3/15/2013	1,051,500		1,671	1,667	4
Colombian Peso	JP Morgan Chase		2/19/2013	7,722,048,000		4,348	4,345	3
Euro	Bank of New York Mellon		4/15/2013	19,175,000	25,728		26,042	(314)
Euro	JP Morgan Chase		3/15/2013	29,866,400	39,745		40,555	(810)
Japanese Yen	JP Morgan Chase		3/15/2013	483,927,000		5,389	5,294	95
Romanian New Leu	JP Morgan Chase		3/18/2013	7,590,845		2,325	2,340	(15)
Russian Rouble	JP Morgan Chase		2/1/2013	380,919,240	12,605		12,692	(87)
Total								$(1,465)

All dollar amounts are shown in thousands (000's)

Options

		Exercise Price	Expiration Date	Contracts	Upfront Premiums Paid/(Received)	Fair Value		Unrealized Appreciation/(Depreciation)
Written Options Outstanding
Call - EEM		$45.00	2/19/2013	36,147	$(1,806)		$(838)	$968
Call - EWZ		$57.00	2/19/2013	28,443	(2,417)		(2,135)	282
Call - IWM		$88.00	2/19/2013	18,300	(2,727)		(4,013)	(1,286)
Call - IYR		$67.00	2/19/2013	16,049	(1,032)		(1,047)	(15)
Call - MDY		$196.00	2/19/2013	5,532	(896)		(2,260)	(1,364)
Call - SPY		$149.00	2/19/2013	7,283	(866)		(1,347)	(481)
Call - XLB		$40.00	2/19/2013	13,767	(295)		(88)	207
Call - XLE		$76.00	2/19/2013	7,200	(439)		(1,352)	(913)
Call - XLF		$17.00	2/19/2013	31,431	(942)		(1,439)	(497)
Call - XLI		$40.00	2/19/2013	13,645	(527)		(617)	(90)
Call - XLY		$50.00	2/19/2013	10,835	(498)		(590)	(92)
Total					$(12,445)		$(15,726)	$(3,281)

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Global Real Estate Securities Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 99.23%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Holding Companies - Diversified - 1.74%				REITS (continued)
Wharf Holdings Ltd	2,447,880	$21,623		Northern Property Real Estate Investment	269,725	$8,629
				Trust
				Pebblebrook Hotel Trust	303,900	7,570
Lodging - 1.63%				Pennsylvania Real Estate Investment Trust	370,300	6,828
City Developments Ltd	2,145,000	20,247		Prologis Inc	994,985	39,700
				Public Storage	174,488	26,859
Real Estate - 24.72%				Ramco-Gershenson Properties Trust	354,099	5,354
Agile Property Holdings Ltd	3,603,000	5,112		Retail Properties of America Inc	562,515	7,279
Atrium European Real Estate Ltd (a)	1,513,742	9,355		Saul Centers Inc	178,283	7,622
Bekasi Fajar Industrial Estate Tbk PT (b)	25,890,500	1,942		Senior Housing Properties Trust	648,123	15,613
CapitaLand Ltd	1,772,000	5,723		Simon Property Group Inc	495,118	79,308
Citycon OYJ	2,172,772	7,260		SL Green Realty Corp	196,846	15,823
Country Garden Holdings Co Ltd (b)	16,415,000	8,746		Starhill Global REIT	9,110,000	6,220
Fabege AB	1,378,375	15,056		Stockland	4,247,156	15,272
Goldcrest Co Ltd	265,537	5,054		Strategic Hotels & Resorts Inc (b)	953,078	6,967
Greentown China Holdings Ltd	3,030,500	6,229		Sunstone Hotel Investors Inc (b)	622,200	7,199
Hang Lung Group Ltd	1,757,000	10,651		Suntec Real Estate Investment Trust	7,019,300	9,616
Henderson Land Development Co Ltd	2,294,623	16,521		Taubman Centers Inc	206,100	16,797
Hongkong Land Holdings Ltd	2,794,753	21,867		Top REIT Inc (a)	2,542	11,970
Hufvudstaden AB	710,001	9,179		Unibail-Rodamco SE	63,489	14,994
Hyprop Investments Ltd	1,038,665	8,314		Vastned Retail NV	208,364	9,401
Jones Lang LaSalle Inc	62,900	5,796		Ventas Inc	148,946	9,874
Mitsubishi Estate Co Ltd	1,494,077	36,186		Vornado Realty Trust	345,284	29,163
Mitsui Fudosan Co Ltd	1,296,793	29,643		Wereldhave NV	175,695	12,113
Sino Land Co Ltd	7,538,000	14,094		Westfield Group	4,028,027	47,007
SM Prime Holdings Inc	16,535,900	7,125		Workspace Group PLC	2,025,341	10,454
Sumitomo Realty & Development Co Ltd	418,000	12,745				$881,351
Summarecon Agung Tbk PT	22,926,500	4,451		TOTAL COMMON STOCKS		$1,229,481
Sun Hung Kai Properties Ltd	1,933,687	31,768		Total Investments		$1,229,481
Surya Semesta Internusa Tbk PT	46,813,000	6,688		Other Assets in Excess of Liabilities, Net - 0.77%		$9,491
Swire Properties Ltd	3,124,600	11,443		TOTAL NET ASSETS - 100.00%		$1,238,972
Unite Group PLC	2,026,853	9,144
Vista Land & Lifescapes Inc	48,430,300	6,168
		$306,260		(a) Security is Illiquid
				(b) Non-Income Producing Security
REITS - 71.14%				(c)		Security exempt from registration under Rule 144A of the Securities Act of
Apartment Investment & Management Co	506,990	13,831		1933. These securities may be resold in transactions exempt from
Astro Japan Property Group (a)	2,582,719	9,413
				registration, normally to qualified institutional buyers. Unless otherwise
Australand Property Group	2,422,134	8,719		indicated, these securities are not considered illiquid. At the end of the
AvalonBay Communities Inc	103,412	13,422		period, the value of these securities totaled $12,558 or 1.01% of net
Boardwalk Real Estate Investment Trust	188,200	12,388		assets.
Boston Properties Inc	281,844	29,673
Camden Property Trust	245,639	17,045
Campus Crest Communities Inc	318,000	3,841
Canadian Real Estate Investment Trust	329,625	14,835		Portfolio Summary (unaudited)
Challenger Diversified Property Group (a)	258,180	673		Country		Percent
Colonial Properties Trust	461,394	10,109		United States		45.89%
CubeSmart	924,000	14,091		Hong Kong		10.94%
DDR Corp	853,900	14,166		Australia		9.63%
Dundee Real Estate Investment Trust	243,100	9,113		Japan		7.98%
DuPont Fabros Technology Inc	171,541	4,055		United Kingdom		6.09%
EPR Properties	325,319	15,244		Canada		3.64%
Equity One Inc	386,485	8,738		Singapore		3.37%
Equity Residential	415,586	23,019		Sweden		1.96%
Essex Property Trust Inc	72,000	11,072		Netherlands		1.74%
Extra Space Storage Inc	400,000	15,936		China		1.62%
Federal Realty Investment Trust	144,235	15,267		France		1.21%
Federation Centres	10,519,238	25,545		Philippines		1.08%
First Industrial Realty Trust Inc	1,054,271	16,520		Indonesia		1.06%
General Growth Properties Inc	845,492	16,504		Mexico		1.01%
Great Portland Estates PLC	2,785,597	21,471		Jersey, Channel Islands		0.75%
Hammerson PLC	2,153,398	16,577		South Africa		0.67%
HCP Inc	82,732	3,838		Finland		0.59%
Health Care REIT Inc	217,962	13,697		Other Assets in Excess of Liabilities, Net		0.77%
Host Hotels & Resorts Inc	1,228,352	20,624		TOTAL NET ASSETS		100.00%
Japan Hotel REIT Investment Corp	10,083	3,282
Land Securities Group PLC	1,398,748	17,815
Link REIT/The	1,490,500	7,749
Mexico Real Estate Management SA de CV	5,394,066	12,558
(b),(c)
Mirvac Group	7,765,995	12,889

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS- 31.61%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Home Equity Asset Backed Securities - 0.36%				Mortgage Backed Securities (continued)
Morgan Stanley Home Equity Loan Trust				Freddie Mac REMICS (continued)
2006-2				3.50%, 06/15/2040	$5,349	$5,519
0.37%, 02/25/2036(a)	$1,319	$1,294		4.00%, 06/15/2028(a)	14,243	978
Option One Mortgage Loan Trust 2006-1				4.00%, 02/15/2035(a)	23,588	2,134
Asset-Backed Certificates Series 2006-1				4.00%, 01/15/2039(a)	14,016	2,161
0.39%, 01/25/2036(a)	5,893	5,797		4.00%, 05/15/2039	4,825	5,205
		$7,091		4.50%, 03/15/2032(a)	19,307	4,574
				4.50%, 05/15/2037(a)	8,781	9,643
Mortgage Backed Securities - 29.76%				4.50%, 05/15/2040	5,000	5,647
Banc of America Commercial Mortgage Trust				4.50%, 05/15/2040	11,000	12,363
2007-4				6.50%, 08/15/2027	183	209
5.81%, 02/10/2051(a)	4,375	4,963
				GE Capital Commercial Mortgage Corp
BCAP LLC Trust				5.31%, 11/10/2045(a)	5,000	5,466
3.91%, 11/26/2037(a),(b)	8,085	7,995
				Ginnie Mae
Bear Stearns ALT-A Trust 2004-12				0.74%, 05/16/2053(a)	70,000	5,577
0.90%, 01/25/2035(a)	4,712	4,581		0.85%, 02/16/2053(a)	87,670	6,815
Bear Stearns Asset Backed Securities I Trust				0.87%, 02/16/2053(a)	54,344	4,463
2005-AC6				0.92%, 02/16/2053(a)	101,691	9,046
5.25%, 09/25/2020(a)	14,586	14,738		0.95%, 11/16/2052(a)	69,891	6,116
BNPP Mortgage Securities LLC 2009-1 Trust				0.97%, 04/16/2053(a)	41,512	2,274
6.00%, 08/27/2037(b),(c)	6,757	7,086		1.01%, 02/16/2053(a)	69,696	6,061
CD 2006-CD2 Mortgage Trust				1.05%, 06/16/2052(a)	57,497	4,484
5.35%, 01/15/2046(a)	7,700	8,400		1.06%, 04/16/2053(a)	39,607	3,549
Chase Mortgage Finance Trust Series 2005-				1.23%, 10/16/2053(a)	23,898	1,988
S1				1.29%, 12/16/2053(a)	20,887	1,759
5.50%, 05/25/2035(a)	2,969	3,150		1.40%, 09/16/2053(a)	49,425	3,952
CHL Mortgage Pass-Through Trust 2004-9				1.51%, 08/16/2053(a)	39,580	3,240
5.25%, 06/25/2034	2,336	2,422		1.62%, 04/16/2053(a)	38,706	3,232
Citigroup Mortgage Loan Trust 2009-4				3.00%, 05/16/2037	14,000	14,634
0.56%, 05/25/2037(a),(b)	4,646	3,946
Citigroup Mortgage Loan Trust 2009-5				3.00%, 09/16/2039	5,715	5,944
6.95%, 10/25/2036 (b)	1,910	2,019		3.50%, 03/20/2036	10,037	10,738
				3.50%, 07/16/2045	6,850	7,466
Citigroup Mortgage Loan Trust 2009-6				4.00%, 09/16/2026(a)	25,094	2,975
6.00%, 03/25/2037(a),(b)	9,687	10,278
				4.00%, 02/20/2034	7,291	7,968
Citigroup Mortgage Loan Trust 2010-7				4.00%, 04/20/2038(a)	19,930	2,706
6.13%, 07/25/2036(b)	7,500	7,454
				4.00%, 11/16/2038	3,158	3,367
Citigroup Mortgage Loan Trust 2010-8				4.00%, 03/20/2039(a)	25,656	3,400
4.00%, 11/25/2036(b)	8,927	9,265		4.50%, 04/20/2036(a)	18,200	2,961
4.50%, 12/25/2036(b)	8,757	9,272		4.50%, 01/20/2038(a)	10,253	1,265
5.75%, 02/25/2036(b)	2,055	1,883
Citigroup Mortgage Loan Trust 2010-9				5.00%, 11/20/2039	7,500	8,568
4.00%, 03/25/2037 (b)	6,603	6,532		Jefferies Resecuritization Trust 2009-R2
				2.82%, 12/26/2037(a),(b)	11,901	11,939
4.25%, 01/25/2036(b)	6,434	6,667
				JP Morgan Chase Commercial Mortgage
Credit Suisse First Boston Mortgage Securities				Securities Corp Series 2005-CIBC13
Corp				5.33%, 01/12/2043(a)	12,000	12,908
6.00%, 12/25/2033	4,067	4,293		JP Morgan Chase Commercial Mortgage
Fannie Mae Interest Strip				Securities Trust 2006-LDP9
7.00%, 04/01/2024(a)	128	24
Fannie Mae REMICS				5.37%, 05/15/2047	9,400	10,041
0.82%, 04/25/2027 (a)	30	30		JP Morgan Chase Commercial Mortgage
				Securities Trust 2011-C5
3.50%, 01/25/2029	6,891	7,333		4.17%, 08/15/2046	8,600	9,731
3.50%, 07/25/2029	8,498	8,993		LB-UBS Commercial Mortgage Trust 2005-
4.00%, 06/25/2039	10,000	10,894		C7
4.00%, 04/25/2041	7,333	7,359		5.32%, 11/15/2040	4,300	4,627
4.50%, 05/25/2040	11,315	12,441		LB-UBS Commercial Mortgage Trust 2006-
5.00%, 08/25/2037(a)	2,755	3,030
				C6
5.00%, 12/25/2039	4,536	5,089		5.45%, 09/15/2039	10,000	10,751
6.50%, 02/25/2047	872	963		LF Rothschild Mortgage Trust III
7.00%, 04/25/2032	3,027	3,539		9.95%, 09/01/2017	10	11
9.00%, 05/25/2020	33	38		Merrill Lynch Mortgage Investors Trust Series
First Horizon Alternative Mortgage Securities				2005-A8
Trust 2004-AA3				5.25%, 08/25/2036(a)	5,588	5,747
2.38%, 09/25/2034(a)	6,900	6,612
				Morgan Stanley Capital I Trust 2004-TOP13
Freddie Mac REMICS				4.79%, 09/13/2045(a)	2,500	2,518
1.15%, 02/15/2021(a)	17	17
				Morgan Stanley Capital I Trust 2005-HQ6
2.50%, 11/15/2032	9,640	9,956		5.07%, 08/13/2042(a)	13,660	14,328
2.50%, 10/15/2036(a)	7,599	7,798
				Morgan Stanley Capital I Trust 2006-HQ9
2.50%, 02/15/2039	9,677	9,973		5.79%, 07/12/2044	2,000	2,179
3.00%, 02/15/2040	2,993	3,104
3.50%, 05/15/2032	7,608	7,959

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Mortgage Backed Securities (continued)				Federal Home Loan Mortgage Corporation (FHLMC)
Morgan Stanley Capital I Trust 2007-HQ11				(continued)
5.48%, 02/12/2044(a)	$5,655	$6,332		4.00%, 10/01/2039	$11,132	$11,803
Morgan Stanley Capital I Trust 2007-IQ15				4.00%, 10/01/2041	8,822	9,514
5.83%, 06/11/2049 (a)	10,000	11,756		4.00%, 12/01/2041	9,275	10,257
				4.50%, 08/01/2033	1,440	1,537
Morgan Stanley Mortgage Loan Trust 2006-8AR				4.50%, 11/01/2039	6,475	6,890

2.49%, 06/25/2036(a)	5,084	5,023		4.50%, 12/01/2039	9,864	10,495
Morgan Stanley Re-REMIC Trust 2010-R1				4.50%, 02/01/2041	9,940	10,635
3.03%, 07/26/2035 (a),(b)	8,700	8,585		4.50%, 03/01/2041	7,989	8,675
3.03%, 07/26/2035(a),(b)	9,700	8,829		5.00%, 10/01/2025	268	292
Morgan Stanley Re-REMIC Trust 2010-R4				5.00%, 12/01/2032	255	277
5.50%, 08/26/2047 (b)	8,379	8,749		5.00%, 02/01/2033	2,167	2,354
Morgan Stanley Re-REMIC Trust 2010-R5				5.00%, 08/01/2033	2,830	3,087
5.47%, 03/26/2036(a),(b)	4,202	4,327		5.00%, 08/01/2033	2,870	3,161
Sequoia Mortgage Trust				5.00%, 01/01/2034	1,996	2,168
1.86%, 02/25/2043 (a)	6,000	6,010		5.00%, 05/01/2034	347	376
1.87%, 02/25/2043(a),(c)	5,000	5,000		5.00%, 05/01/2035	471	509
Springleaf Mortgage Loan Trust 2012-1				5.00%, 07/01/2035	214	237
2.67%, 09/25/2057 (b)	3,117	3,153		5.00%, 07/01/2035	14	16
Springleaf Mortgage Loan Trust 2012-2				5.00%, 10/01/2035	38	42
2.22%, 10/25/2057(b),(c)	7,818	8,001		5.00%, 11/01/2035	1,724	1,903
Springleaf Mortgage Loan Trust 2012-3				5.00%, 10/01/2038	6,044	6,449
2.66%, 12/25/2059 (a),(b)	7,000	7,028		5.00%, 06/01/2039	8,145	8,943
				5.00%, 09/01/2039	11,486	12,680
Structured Asset Securities Corp Mortgage				5.00%, 01/01/2040	10,865	12,078
Pass-Through Ctfs Ser 2004-20
5.50%, 11/25/2034	6,192	6,364		5.00%, 06/01/2041	8,445	9,220
				5.50%, 04/01/2018	156	168
		$582,480		5.50%, 11/01/2018	2,200	2,387
Other Asset Backed Securities - 1.49%				5.50%, 01/01/2029	10	11
Ameriquest Mortgage Securities Inc Asset-				5.50%, 03/01/2029	7	8
Backed Pass-Through Ctfs Ser 2005-R7				5.50%, 05/01/2033	52	57
0.68%, 09/25/2035(a)	9,500	8,485		5.50%, 10/01/2033	53	58
Asset-Backed Pass-Through Certificates Series				5.50%, 12/01/2033	1,366	1,489
2005-R4				5.50%, 12/01/2033	3,741	4,077
0.63%, 07/25/2035(a)	14,844	12,860		5.50%, 09/01/2035	5,742	6,243
Fremont Home Loan Trust 2004-1				5.50%, 10/01/2035	8,731	9,680
0.95%, 02/25/2034(a)	2,244	2,160		5.50%, 07/01/2037	150	162
Merrill Lynch Mortgage Investors Trust Series				5.50%, 12/01/2037	7,569	8,392
2004-WMC5				5.50%, 04/01/2038	99	107
1.22%, 07/25/2035(a)	6,000	5,609		5.50%, 05/01/2038	2,535	2,741
		$29,114		5.50%, 05/01/2038	307	333
TOTAL BONDS		$618,685		5.50%, 08/01/2038	6,042	6,564
U.S. GOVERNMENT & GOVERNMENT	Principal			6.00%, 04/01/2017	334	362
AGENCY OBLIGATIONS - 67.24%	Amount (000's)	Value(000	's)	6.00%, 04/01/2017	281	304
Federal Home Loan Mortgage Corporation (FHLMC) -				6.00%, 05/01/2017	359	389
22.01%				6.00%, 07/01/2017	21	22
2.00%, 01/01/2028	$11,500	$11,655		6.00%, 01/01/2021	134	148
2.29%, 03/01/2036(a)	253	255		6.00%, 06/01/2028	24	27
2.50%, 08/01/2027	3,853	3,988		6.00%, 05/01/2031	238	265
2.50%, 09/01/2027	10,538	10,908		6.00%, 10/01/2031	11	12
2.98%, 10/01/2032(a)	4	4		6.00%, 02/01/2032	27	30
3.00%, 01/01/2027	9,904	10,506		6.00%, 09/01/2032	515	574
3.00%, 02/01/2027	4,758	5,017		6.00%, 11/01/2033	1,686	1,876
3.00%, 02/01/2027	11,332	11,950		6.00%, 11/01/2033	1,658	1,844
3.00%, 04/01/2042	8,740	8,993		6.00%, 05/01/2034	4,708	5,194
3.00%, 10/01/2042	10,838	11,203		6.00%, 05/01/2034	3,370	3,649
3.00%, 10/01/2042	5,155	5,305		6.00%, 09/01/2034	281	310
3.00%, 10/01/2042	12,813	13,193		6.00%, 01/01/2035	5,290	5,744
3.50%, 11/01/2026	7,733	8,207		6.00%, 02/01/2035	224	247
3.50%, 02/01/2032	11,277	11,899		6.00%, 02/01/2035	3,622	3,996
				6.00%, 10/01/2036(a)	267	294
3.50%, 04/01/2032	9,182	9,689
3.50%, 12/01/2041	5,324	5,664		6.00%, 03/01/2037	535	590
3.50%, 02/01/2042	3,962	4,166		6.00%, 04/01/2037	1,827	2,024
3.50%, 04/01/2042	1,633	1,717		6.00%, 05/01/2037	510	567
				6.00%, 01/01/2038(a)	180	199
3.50%, 04/01/2042	15,297	16,124
3.50%, 07/01/2042	16,686	17,615		6.00%, 01/01/2038	1,187	1,313
3.50%, 09/01/2042	11,475	12,096		6.00%, 03/01/2038	118	129
4.00%, 08/01/2026	7,462	7,898		6.00%, 04/01/2038	544	601
4.00%, 08/01/2039	7,095	7,523		6.00%, 07/01/2038	1,389	1,521
4.00%, 10/01/2039	6,506	6,898		6.00%, 10/01/2038	873	956

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC)				Federal National Mortgage Association (FNMA) (continued)
(continued)				3.50%, 12/01/2026	$7,458	$7,892
6.50%, 11/01/2016	$188	$201
6.50%, 06/01/2017	54	58		3.50%, 01/01/2041	7,335	7,741
				3.50%, 01/01/2041	5,632	5,944
6.50%, 12/01/2021	693	769		3.50%, 03/01/2042	6,404	6,766
6.50%, 04/01/2022	647	718
6.50%, 05/01/2022	384	426		3.50%, 06/01/2042	6,627	7,016
				3.50%, 07/01/2042	5,331	5,645
6.50%, 08/01/2022	124	139		3.50%, 07/01/2042	9,739	10,375
6.50%, 05/01/2023	115	127
6.50%, 07/01/2023	3	3		3.50%, 09/01/2042	16,194	17,251
				3.50%, 09/01/2042	8,192	8,656
6.50%, 01/01/2024	19	22		3.50%, 11/01/2042	9,946	10,595
6.50%, 07/01/2025	3	3
6.50%, 07/01/2025	3	3		4.00%, 05/01/2025	6,829	7,292
				4.00%, 08/01/2039	10,232	10,882
6.50%, 09/01/2025	1	1		4.00%, 09/01/2040	7,296	7,954
6.50%, 09/01/2025	2	3
6.50%, 10/01/2025	10	12		4.00%, 10/01/2040	6,920	7,362
6.50%, 10/01/2025	7	7		4.00%, 01/01/2041	10,478	11,148
				4.00%, 01/01/2041	12,216	13,122
6.50%, 04/01/2027	5	5		4.00%, 04/01/2041	7,764	8,260
6.50%, 03/01/2029	17	19
6.50%, 03/01/2029	127	149		4.00%, 04/01/2041	8,559	9,194
				4.00%, 11/01/2041	10,884	11,583
6.50%, 04/01/2029	1,664	1,895		4.00%, 12/01/2041	9,574	10,189
6.50%, 04/01/2031	451	512
6.50%, 06/01/2031	1	1		4.00%, 04/01/2042	12,376	13,295
				4.50%, 12/01/2019	166	178
6.50%, 10/01/2031	188	218		4.50%, 01/01/2020	585	630
6.50%, 01/01/2032	1,829	2,067
6.50%, 02/01/2032	33	38		4.50%, 09/01/2025	7,462	8,136
				4.50%, 07/01/2039	4,555	5,024
6.50%, 04/01/2032	27	31		4.50%, 07/01/2039	9,284	10,238
6.50%, 08/01/2032	99	112
6.50%, 08/01/2032	38	43		4.50%, 09/01/2040	9,269	9,978
				4.50%, 12/01/2040	8,686	9,494
6.50%, 04/01/2035	30	34		4.50%, 03/01/2041	9,062	9,920
6.50%, 02/01/2037	114	127
6.50%, 09/01/2038	6,287	7,047		4.50%, 05/01/2041	12,123	13,278
				5.00%, 01/01/2018	109	118
7.00%, 07/01/2024	8	9		5.00%, 11/01/2018	617	670
7.00%, 01/01/2028	936	1,084
7.00%, 06/01/2029	331	392		5.00%, 04/01/2019	149	161
				5.00%, 01/01/2026	364	398
7.00%, 01/01/2031	4	4		5.00%, 08/01/2033	6,426	6,978
7.00%, 03/01/2031	70	82
7.00%, 04/01/2031	180	214		5.00%, 06/01/2034	4,101	4,443
				5.00%, 04/01/2035	499	561
7.00%, 06/01/2031	26	30		5.00%, 05/01/2035	395	427
7.00%, 10/01/2031	197	231
7.00%, 04/01/2032	509	595		5.00%, 07/01/2035	149	161
				5.00%, 07/01/2035	1,175	1,275
7.00%, 01/01/2037	1,019	1,172		5.00%, 08/01/2035	191	206
7.50%, 03/01/2013	1	1		5.00%, 05/01/2038	602	652
7.50%, 12/01/2030	4	4
7.50%, 02/01/2031	5	6		5.00%, 12/01/2039	4,473	4,898
				5.00%, 01/01/2040	6,884	7,550
7.50%, 02/01/2031	63	75		5.00%, 04/01/2040	2,380	2,635
8.00%, 08/01/2030	2	2
8.00%, 12/01/2030	41	46		5.00%, 04/01/2040	9,368	10,401
				5.00%, 05/01/2040	9,705	10,644
8.50%, 04/01/2019	5	5		5.00%, 06/01/2040	3,870	4,190
8.50%, 07/01/2029	197	245		5.05%, 12/01/2033(a)	271	289
9.00%, 09/01/2016	1	1		5.50%, 09/01/2017	111	119
9.00%, 05/01/2017	1	1		5.50%, 09/01/2017	13	14
9.00%, 05/01/2021	2	2
9.00%, 09/01/2021	1	1		5.50%, 12/01/2017	888	953
				5.50%, 03/01/2018	120	129
9.00%, 01/01/2022	2	2		5.50%, 06/01/2019	32	34
		$430,729		5.50%, 06/01/2019	22	24
Federal National Mortgage Association (FNMA) - 28.53%				5.50%, 07/01/2019	24	26
2.00%, 10/01/2027	5,376	5,454		5.50%, 07/01/2019	120	129
2.00%, 10/01/2027	7,123	7,231		5.50%, 07/01/2019	37	39
2.00%, 10/01/2027	11,633	11,802		5.50%, 07/01/2019	8	9
2.47%, 03/01/2028(a)	17	17		5.50%, 07/01/2019	64	69
2.50%, 05/01/2027	10,785	11,179		5.50%, 08/01/2019	138	149
2.50%, 06/01/2027	12,427	12,921		5.50%, 08/01/2019	25	27
2.50%, 06/01/2027	16,917	17,578		5.50%, 09/01/2019	145	156
3.00%, 12/01/2021	7,614	8,000		5.50%, 06/01/2026	306	334
3.00%, 02/01/2027	8,382	8,816		5.50%, 05/01/2033	242	265
3.00%, 11/01/2033(a)	12	12		5.50%, 07/01/2033	2,115	2,401
3.00%, 06/01/2042	10,293	10,638		5.50%, 09/01/2033	1,256	1,425
3.00%, 08/01/2042	13,205	13,649		5.50%, 02/01/2034	7,001	7,546
3.00%, 12/01/2042	10,244	10,603		5.50%, 04/01/2034	2,025	2,213

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
5.50%, 09/01/2034	$1,296	$1,416		6.50%, 10/01/2037	$8,970	$10,013
5.50%, 01/01/2035	5,074	5,552		6.50%, 01/01/2038	32	36
5.50%, 02/01/2035	5,493	6,068		6.50%, 02/01/2038	80	89
5.50%, 09/01/2035	852	958		6.50%, 05/01/2038	28	32
5.50%, 02/01/2037	34	38		6.50%, 02/01/2039	3,577	3,982
5.50%, 06/01/2037	783	865		7.00%, 05/01/2022	39	44
5.50%, 12/01/2037	3,926	4,437		7.00%, 08/01/2028	153	183
5.50%, 03/01/2038	926	1,051		7.00%, 12/01/2028	144	172
5.50%, 03/01/2038	1,470	1,624		7.00%, 04/01/2029	73	87
5.50%, 05/01/2038	817	919		7.00%, 07/01/2029	145	173
5.50%, 07/01/2038	4,101	4,523		7.00%, 11/01/2031	751	875
5.50%, 06/01/2040	6,077	6,669		7.00%, 07/01/2032	209	243
6.00%, 12/01/2016	339	360		7.50%, 12/01/2024	178	210
6.00%, 01/01/2017	13	14		7.50%, 07/01/2029	41	42
6.00%, 04/01/2017	46	49		7.50%, 02/01/2030	104	119
6.00%, 08/01/2017	942	1,012		7.50%, 01/01/2031	4	5
6.00%, 08/01/2018	481	521		7.50%, 05/01/2031	7	7
6.00%, 12/01/2022	52	56		7.50%, 08/01/2032	40	49
6.00%, 03/01/2029	148	165		8.00%, 05/01/2022	3	4
6.00%, 08/01/2031	977	1,091		8.00%, 01/01/2025	1	1
6.00%, 12/01/2031	5	6		8.00%, 01/01/2025	1	1
6.00%, 12/01/2031	23	26		8.50%, 02/01/2023	3	3
6.00%, 01/01/2032	850	948		8.50%, 09/01/2025	3	3
6.00%, 11/01/2032	26	29		9.00%, 09/01/2030	46	58
6.00%, 04/01/2033	454	507				$558,337
6.00%, 02/01/2034	523	584		Government National Mortgage Association (GNMA) - 11.78%
6.00%, 03/01/2034	1,346	1,503
6.00%, 09/01/2034	2,911	3,154		3.00%, 04/15/2027	11,136	11,851
6.00%, 11/01/2037	759	848		3.00%, 11/15/2042	11,953	12,526
6.00%, 02/01/2038	505	563		3.00%, 11/15/2042	8,970	9,375
6.00%, 03/01/2038	217	243		3.50%, 05/20/2027	7,365	7,882
6.00%, 05/01/2038	8,170	9,099		3.50%, 11/15/2041	6,972	7,503
6.00%, 08/01/2038	3,248	3,618		3.50%, 12/20/2041	9,887	10,619
6.50%, 06/01/2016	8	9		3.50%, 07/15/2042	12,549	13,505
6.50%, 09/01/2024	584	651		3.50%, 08/20/2042	9,836	10,690
6.50%, 08/01/2028	103	121		4.00%, 11/15/2040	10,111	11,074
6.50%, 11/01/2028	116	132		4.00%, 10/15/2041	13,643	14,854
6.50%, 12/01/2028	94	110		4.00%, 01/15/2042	9,818	10,695
6.50%, 02/01/2029	57	64		4.50%, 09/20/2039	10,510	11,442
6.50%, 03/01/2029	83	94		4.50%, 10/15/2039	8,052	8,919
6.50%, 04/01/2029	90	105		4.50%, 03/20/2040	11,909	13,084
6.50%, 06/01/2031	330	359		4.50%, 06/15/2041	4,572	5,016
6.50%, 06/01/2031	79	93		4.50%, 09/20/2041	10,921	11,958
6.50%, 06/01/2031	150	176		4.50%, 12/20/2041	9,601	10,512
6.50%, 09/01/2031	6	7		5.00%, 02/15/2034	438	481
6.50%, 12/01/2031	6	7		5.00%, 07/15/2039	3,484	3,803
6.50%, 01/01/2032	129	146		5.00%, 10/15/2039	7,521	8,377
6.50%, 03/01/2032	734	863		5.00%, 06/20/2041	7,708	8,510
6.50%, 04/01/2032	635	747		5.50%, 12/15/2013	1	1
6.50%, 04/01/2032	34	38		5.50%, 01/15/2014	13	14
6.50%, 08/01/2032	270	318		5.50%, 03/15/2014	7	8
6.50%, 11/01/2032	252	284		5.50%, 07/20/2033	3,571	3,931
6.50%, 11/01/2032	163	183		5.50%, 02/20/2034	3,814	4,225
6.50%, 11/01/2032	609	685		5.50%, 03/20/2034	3,547	3,930
6.50%, 12/01/2032	678	764		5.50%, 05/20/2035	446	495
6.50%, 02/01/2033	517	580		5.50%, 01/15/2039	1,340	1,472
6.50%, 07/01/2034	1,544	1,738		5.50%, 01/15/2039	453	504
6.50%, 07/01/2034	877	989		6.00%, 10/15/2023	196	222
6.50%, 02/01/2036	5,601	6,204		6.00%, 11/15/2023	50	56
6.50%, 04/01/2036	37	41		6.00%, 11/15/2023	67	76
6.50%, 08/01/2036	508	569		6.00%, 12/15/2023	34	39
6.50%, 08/01/2036	222	249		6.00%, 12/15/2023	3	3
6.50%, 09/01/2036	7,043	7,860		6.00%, 12/15/2023	48	53
6.50%, 10/01/2036	187	210		6.00%, 01/15/2024	18	20
6.50%, 11/01/2036	180	203		6.00%, 01/20/2024	16	18
6.50%, 07/01/2037	106	119		6.00%, 02/15/2024	52	58
6.50%, 07/01/2037	79	89		6.00%, 02/15/2024	38	43
6.50%, 08/01/2037	215	240		6.00%, 02/15/2024	46	52
6.50%, 08/01/2037	2,403	2,687		6.00%, 03/15/2024	20	23

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Government National Mortgage Association (GNMA)				Government National Mortgage Association (GNMA)
(continued)				(continued)
6.00%, 04/20/2024	$52	$59		7.00%, 10/15/2027	$3		$3
6.00%, 05/20/2024	25	28		7.00%, 11/15/2027	54		64
6.00%, 05/20/2024	37	42		7.00%, 12/15/2027	28		33
6.00%, 10/20/2024	26	29		7.00%, 12/15/2027	2		3
6.00%, 09/20/2025	27	31		7.00%, 02/15/2028	1		1
6.00%, 04/20/2026	136	153		7.00%, 02/15/2028	1		1
6.00%, 10/20/2028	19	22		7.00%, 04/15/2028	3		3
6.00%, 02/20/2029	206	238		7.00%, 04/15/2028	21		26
6.00%, 05/20/2032(a)	663	753		7.00%, 06/15/2028	168		200
6.00%, 08/15/2032	100	114		7.00%, 12/15/2028	122		145
6.00%, 09/15/2032	267	302		7.00%, 01/15/2029	64		76
6.00%, 02/15/2033	48	54		7.00%, 03/15/2029	51		61
6.00%, 07/20/2033	2,464	2,807		7.00%, 04/15/2029	90		107
6.00%, 08/15/2038	872	988		7.00%, 04/15/2029	209		249
6.50%, 09/15/2023	21	24		7.00%, 05/15/2031	17		20
6.50%, 09/15/2023	27	30		7.00%, 06/20/2031	108		130
6.50%, 09/15/2023	31	36		7.00%, 07/15/2031	3		4
6.50%, 09/15/2023	16	19		7.00%, 09/15/2031	3		3
6.50%, 10/15/2023	39	44		7.25%, 09/15/2025	36		43
6.50%, 11/15/2023	7	8		7.50%, 04/15/2017	13		14
6.50%, 12/15/2023	45	51		7.50%, 04/15/2017	3		3
6.50%, 12/15/2023	71	81		7.50%, 04/15/2017	32		33
6.50%, 12/15/2023	22	25		7.50%, 07/15/2018	9		9
6.50%, 12/15/2023	15	17		7.50%, 12/15/2021	30		30
6.50%, 01/15/2024	28	32		7.50%, 12/15/2021	1		1
6.50%, 01/15/2024	7	8		7.50%, 02/15/2022	16		17
6.50%, 01/15/2024	15	17		7.50%, 03/15/2022	4		4
6.50%, 01/15/2024	38	44		7.50%, 03/15/2022	12		12
6.50%, 01/15/2024	53	61		7.50%, 04/15/2022	10		12
6.50%, 01/15/2024	33	38		7.50%, 04/15/2022	8		8
6.50%, 01/15/2024	12	13		7.50%, 04/15/2022	31		31
6.50%, 03/15/2024	91	104		7.50%, 04/15/2022	11		11
6.50%, 04/15/2024	31	35		7.50%, 05/15/2022	14		14
6.50%, 04/20/2024	19	21		7.50%, 07/15/2022	41		42
6.50%, 07/15/2024	89	101		7.50%, 08/15/2022	19		19
6.50%, 01/15/2026	20	22		7.50%, 08/15/2022	9		11
6.50%, 03/15/2026	31	35		7.50%, 08/15/2022	3		3
6.50%, 07/20/2026	7	8		7.50%, 08/15/2022	46		48
6.50%, 02/15/2028	11	12		7.50%, 08/15/2022	13		13
6.50%, 10/20/2028	20	23		7.50%, 02/15/2023	12		14
6.50%, 03/20/2031	158	181		7.50%, 02/15/2023	5		5
6.50%, 04/20/2031	128	147		7.50%, 05/15/2023	5		6
6.50%, 07/15/2031	4	4		7.50%, 05/15/2023	65		68
6.50%, 10/15/2031	34	40		7.50%, 05/15/2023	17		17
6.50%, 07/15/2032	20	23		7.50%, 06/15/2023	18		21
6.50%, 04/20/2034	892	1,020		7.50%, 10/15/2023	5		6
6.50%, 05/20/2034	876	1,002		7.50%, 11/15/2023	29		31
6.80%, 04/20/2025	57	67		7.50%, 03/15/2024	39		47
7.00%, 11/15/2022	49	57		7.50%, 08/15/2024	2		2
7.00%, 11/15/2022	8	9		7.50%, 04/15/2027	4		4
7.00%, 12/15/2022	11	12		7.50%, 05/15/2027	19		20
7.00%, 12/15/2022	78	89		7.50%, 05/15/2027	8		8
7.00%, 01/15/2023	10	11		7.50%, 06/15/2027	12		12
7.00%, 01/15/2023	26	30		7.50%, 08/15/2029	162		197
7.00%, 01/15/2023	13	15		7.50%, 09/15/2029	87		95
7.00%, 02/15/2023	106	123		7.50%, 09/15/2029	57		60
7.00%, 07/15/2023	39	45		7.50%, 10/15/2029	93		113
7.00%, 07/15/2023	13	15		7.50%, 11/15/2029	89		95
7.00%, 07/15/2023	24	28		7.50%, 11/15/2029	54		56
7.00%, 08/15/2023	22	26		8.00%, 08/15/2016	20		20
7.00%, 10/15/2023	22	26		8.00%, 12/15/2016	5		6
7.00%, 12/15/2023	35	41		8.00%, 04/15/2017	9		9
7.00%, 12/15/2023	26	30		8.00%, 04/15/2017	11		11
7.00%, 01/15/2026	15	18		8.00%, 05/15/2017	3		3
7.00%, 05/15/2026	8	9		8.00%, 06/15/2017	3		3
7.00%, 01/15/2027	60	71		8.00%, 06/15/2017	8		8
7.00%, 03/15/2027	35	41		8.00%, 02/15/2022	33		39
7.00%, 10/15/2027	3	3		8.00%, 04/15/2022	29		34
7.00%, 10/15/2027	15	17		8.00%, 12/15/2030	11		14

See accompanying notes

Schedule of Investments
Government & High Quality Bond Fund
January 31, 2013 (unaudited)

			(b) Security exempt from registration under Rule 144A of the Securities Act of
			1933. These securities may be resold in transactions exempt from
U.S. GOVERNMENT & GOVERNMENT	Principal		registration, normally to qualified institutional buyers. Unless otherwise
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	indicated, these securities are not considered illiquid. At the end of the
Government National Mortgage Association (GNMA)			period, the value of these securities totaled $133,008 or 6.80% of net
(continued)			assets.
9.00%, 11/15/2021	$104	$113	(c) Fair value is determined in accordance with procedures established in
9.50%, 04/15/2016	3	3	good faith by the Board of Directors. At the end of the period, the fair
9.50%, 09/15/2016	1	1	value of these securities totaled $20,087 or 1.03% of net assets.
9.50%, 11/15/2016	5	5	(d) Non-Income Producing Security
9.50%, 07/15/2017	20	20	(e) Security is a Principal Only Strip.
9.50%, 10/15/2017	8	9
9.50%, 11/15/2017	15	16
9.50%, 09/20/2018	50	53
9.50%, 09/15/2020	10	10	Portfolio Summary (unaudited)
9.50%, 12/20/2020	22	22	Sector	Percent
9.50%, 01/20/2021	3	3	Mortgage Securities	92.08%
9.50%, 02/20/2021	2	2	Government	4.92%
9.50%, 03/20/2021	2	2	Asset Backed Securities	1.85%
9.50%, 08/15/2021	110	122	Financial	1.26%
		$230,560	Liabilities in Excess of Other Assets, Net	(0.11)%
U.S. Treasury - 4.41%			TOTAL NET ASSETS	100.00%
1.75%, 10/31/2018	21,500	22,326
3.13%, 05/15/2021	7,000	7,801
4.13%, 05/15/2015	12,750	13,854
4.25%, 11/15/2013	7,000	7,224
4.25%, 11/15/2040	11,400	13,951
4.88%, 08/15/2016	6,000	6,913
6.25%, 08/15/2023	10,200	14,317
		$86,386
U.S. Treasury Strip - 0.51%
0.00%, 11/15/2015(d),(e)	4,000	3,955
0.00%, 05/15/2020(d),(e)	6,800	6,101
		$10,056
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,316,068
	Maturity
REPURCHASE AGREEMENTS - 1.26%	Amount (000's)	Value (000's)
Banks- 1.26%
Investment in Joint Trading Account; Credit	$5,414	$5,414
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $5,521,818; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	3,789	3,789
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $3,865,273; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	5,684	5,684
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $5,797,908; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	9,816	9,816
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $10,012,545; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$24,703
TOTAL REPURCHASE AGREEMENTS		$24,703
Total Investments		$1,959,456
Liabilities in Excess of Other Assets, Net - (0.11)%		$(2,207)
TOTAL NET ASSETS - 100.00%		$1,957,249

(a) Variable Rate. Rate shown is in effect at January 31, 2013.

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 0.24%	Shares Held	Value(000	's)		Principal
Automobile Manufacturers - 0.24%				BONDS (continued)	Amount (000's)		Value	(000	's)
New Flyer Industries Inc	1,000,000	$9,675		Banks (continued)
				Ally Financial Inc
Biotechnology - 0.00%				5.50%, 02/15/2017		$17,230		$18,524
Neuro-Hitech Inc (a),(b)	250,000	4		8.00%, 03/15/2020		11,965		14,672
				Barclays Bank PLC
				7.63%, 11/21/2022		3,990		3,935
Food Service - 0.00%				CIT Group Inc
FU JI Food and Catering Services Holdings	962,000	—		5.00%, 08/15/2022		26,720		28,220
Ltd (a),(b),(c)				6.63%, 04/01/2018(d)		11,400		12,768
				HBOS Capital Funding No2 LP
				6.07%, 06/29/2049(d),(e)		7,240		6,335
Media- 0.00%
Network Communications Inc (a),(c)	393,257	—		LBG Capital No.1 PLC
				8.00%, 12/29/2049(d),(e)		18,405		19,585
				Morgan Stanley
Semiconductors - 0.00%				4.88%, 11/01/2022		19,160		19,636
Tower Semiconductor Ltd - Warrants (a),(b),(c)	4,047,712	—		RBS Capital Trust I
				4.71%, 12/29/2049		20,802		16,226
TOTAL COMMON STOCKS		$9,679		RBS Capital Trust III
PREFERRED STOCKS - 0.59%	Shares Held	Value(000	's)	5.51%, 09/29/2049		23,700		18,723
				Royal Bank of Scotland Group PLC
Banks- 0.59%				6.13%, 12/15/2022		7,085		7,295
Ally Financial Inc (d)	24,000	23,423
				UBS AG/Stamford CT
				7.63%, 08/17/2022		27,100		29,776
TOTAL PREFERRED STOCKS		$23,423						$213,656
	Principal
BONDS- 87.05%	Amount (000's)	Value(000	's)	Building Materials - 0.11%
				Ainsworth Lumber Co Ltd
Aerospace & Defense - 0.56%				7.50%, 12/15/2017(d)		3,270		3,491
Air 2 US				Spie BondCo 3 SCA
8.63%, 10/01/2020(c),(d)	$11,034	$11,144		11.00%, 08/15/2019(d)	EUR	700		1,050
GenCorp Inc								$4,541
7.13%, 03/15/2021(d)	4,165	4,311
Silver II Borrower / Silver II US Holdings				Chemicals - 4.59%
LLC				Ashland Inc
7.75%, 12/15/2020(d)	6,420	6,725		4.75%, 08/15/2022(d)		$11,090		11,395
		$22,180		Axiall Corp
				4.88%, 05/15/2023(d),(f)		3,007		3,030
Agriculture - 0.25%				Eagle Spinco Inc
Southern States Cooperative Inc				4.63%, 02/15/2021(d)		14,335		14,425
11.25%, 05/15/2015(d)	9,770	10,136		Ineos Finance PLC
				7.50%, 05/01/2020(d)		2,735		2,947
Airlines - 0.49%				8.38%, 02/15/2019(d)		2,500		2,737
Northwest Airlines 1999-2 Class B Pass				LyondellBasell Industries NV
Through Trust				5.75%, 04/15/2024		27,205		31,490
0.00%, 03/01/2015(a),(c)	6,873	7,397		6.00%, 11/15/2021		30,140		35,414
United Airlines 2007-1 Class C Pass Through				NOVA Chemicals Corp
Trust				8.63%, 11/01/2019		8,837		10,074
2.76%, 07/02/2014(c),(e)	7,874	7,776		Rockwood Specialties Group Inc
US Airways 2001-1G Pass Through Trust				4.63%, 10/15/2020		8,180		8,354
7.08%, 09/20/2022(c)	4,190	4,358		Taminco Acquisition Corp
		$19,531		9.13%, PIK 9.88%, 12/15/2017(d),(g)		21,200		21,253
				Taminco Global Chemical Corp
Automobile Manufacturers - 1.03%				9.75%, 03/31/2020(d)		37,515		41,266
Chrysler Group LLC / CG Co-Issuer Inc								$182,385
8.00%, 06/15/2019	22,565	24,709
Jaguar Land Rover Automotive PLC				Coal- 1.41%
5.63%, 02/01/2023(d)	4,560	4,651		Arch Coal Inc
7.75%, 05/15/2018(d)	7,845	8,610		7.00%, 06/15/2019		25,555		23,063
8.13%, 05/15/2021(d)	2,535	2,845		Consol Energy Inc
		$40,815		6.38%, 03/01/2021		6,900		7,055
				8.00%, 04/01/2017		19,735		21,314
Automobile Parts & Equipment - 0.19%				SunCoke Energy Partners LP / SunCoke
Continental Rubber Of America Corp				Energy Partners Finance Corp
4.50%, 09/15/2019(d)	4,175	4,279		7.38%, 02/01/2020(d)		4,560		4,731
Schaeffler Finance BV								$56,163
7.75%, 02/15/2017(d)	3,000	3,390
		$7,669		Commercial Services - 1.42%
				BakerCorp International Inc
Banks- 5.37%				8.25%, 06/01/2019		7,210		7,300
ABN Amro North American Holding Preferred				Emergency Medical Services Corp
Capital Repackage Trust I				8.13%, 06/01/2019		7,697		8,428
3.41%, 12/29/2049(d),(e)	18,292	17,961

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Commercial Services (continued)				Electric (continued)
Igloo Holdings Corp				Mirant Mid Atlantic Pass Through Trust C
8.25%, PIK 9.00%, 12/15/2017(c),(d),(g)	$8,395	$8,532		10.06%, 12/30/2028		$31,010		$35,351
United Rentals North America Inc				NRG Energy Inc
6.13%, 06/15/2023	1,640	1,755		8.25%, 09/01/2020		18,225		20,594
7.63%, 04/15/2022	7,670	8,552						$93,306
8.25%, 02/01/2021	19,295	21,948
		$56,515		Electrical Components & Equipment - 0.32%
				NorCell 1B AB
Computers - 3.05%				12.40%, PIK 12.40%, 12/01/2019(c),(d),(g)	EUR	5,000		6,670
NCR Corp				Norcell Sweden Holding 2 AB
4.63%, 02/15/2021(d)	16,370	16,391		10.75%, 09/29/2019(d)		4,000		5,879
Seagate HDD Cayman								$12,549
6.88%, 05/01/2020	67,180	72,890
7.75%, 12/15/2018	9,698	10,692		Electronics - 0.83%
Spansion LLC				Rexel SA
				6.13%, 12/15/2019(d)		$10,965		11,732
7.88%, 11/15/2017	20,110	21,367
		$121,340		Viasystems 7.88%, 05/01/2019 Inc (d)		21,220		21,167
Consumer Products - 1.95%								$32,899
Reynolds Group Issuer Inc / Reynolds Group
Issuer LLC / Reynolds Group Issuer				Engineering & Construction - 0.21%
(Luxembourg) S.A.				Weekley Homes LLC / Weekley Finance
5.75%, 10/15/2020	7,325	7,490		Corp
				6.00%, 02/01/2023(d),(f)		8,240		8,405
7.13%, 04/15/2019	12,995	13,872
7.88%, 08/15/2019	4,690	5,159
9.00%, 04/15/2019	15,815	16,685		Entertainment - 3.08%
9.88%, 08/15/2019	31,533	34,450		CCM Merger Inc
		$77,656		9.13%, 05/01/2019(d)		17,135		17,178
				Lions Gate Entertainment Inc
Cosmetics & Personal Care - 0.09%				10.25%, 11/01/2016(d)		15,125		16,638
Albea Beauty Holdings SA
8.38%, 11/01/2019(d)	3,200	3,384		Regal Entertainment Group
				5.75%, 02/01/2025		8,210		8,128
				9.13%, 08/15/2018		13,440		15,019
Distribution & Wholesale - 0.53%				WMG Acquisition Corp
HD Supply Inc				6.00%, 01/15/2021(d)		7,355		7,815
10.50%, 01/15/2021(d)	20,630	21,094		6.25%, 01/15/2021(d)	EUR	9,700		13,269
				11.50%, 10/01/2018		$27,245		31,672
				WMG Holdings Corp
Diversified Financial Services - 3.68%				13.75%, 10/01/2019		10,710		12,638
Aircastle Ltd
7.63%, 04/15/2020	8,050	9,237						$122,357
9.75%, 08/01/2018	18,155	20,833		Environmental Control - 0.40%
Credit Acceptance Corp				ADS Waste Holdings Inc
9.13%, 02/01/2017	24,940	27,247		8.25%, 10/01/2020(d)		15,050		16,104
DVI Inc
0.00%, 02/01/2004(a),(b),(c)	8,575	643
0.00%, 02/01/2004(a),(b),(c)	6,850	514		Food- 0.33%
Icahn Enterprises LP / Icahn Enterprises				Agrokor DD
				8.88%, 02/01/2020(d)		3,170		3,562
Finance Corp
8.00%, 01/15/2018	20,355	21,805		Pinnacle Foods Finance LLC / Pinnacle Foods
ILFC E-Capital Trust II				Finance Corp
6.25%, 12/21/2065(d),(e)	6,260	5,462		9.25%, 04/01/2015		9,312		9,405
International Lease Finance Corp								$12,967
6.25%, 05/15/2019	14,540	16,067		Forest Products & Paper - 1.47%
8.62%, 09/15/2015(e)	9,690	11,010		Boise Cascade LLC/Boise Cascade Finance
Springleaf Finance Corp				Corp
6.90%, 12/15/2017	17,010	16,206		6.38%, 11/01/2020(d)		5,715		5,972
SquareTwo Financial Corp				Sappi Papier Holding GmbH
11.63%, 04/01/2017	16,825	17,204		7.50%, 06/15/2032(d)		17,625		15,334
		$146,228		7.75%, 07/15/2017(d)		5,000		5,625
				8.38%, 06/15/2019(d)		13,775		15,566
Electric - 2.35%				Smurfit Kappa Acquisitions
Elwood Energy LLC				4.88%, 09/15/2018 (d)		5,885		6,061
8.16%, 07/05/2026	8,012	8,353
Energy Future Intermediate Holding Co LLC /				Verso Paper Holdings LLC / Verso Paper Inc
EFIH Finance Inc				11.75%, 01/15/2019		9,340		9,854
11.75%, 03/01/2022(d)	6,000	6,833						$58,412
10.00%, 12/01/2020(d)	14,016	16,048		Healthcare - Products - 1.87%
Indiantown Cogeneration LP				Angiotech Pharmaceuticals Inc
9.77%, 12/15/2020	5,687	6,127		5.00%, 12/01/2013(e)		2,332		2,338
				9.00%, 12/01/2016		31,963		32,442

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Healthcare - Products (continued)					Lodging - 1.97%
Kinetic Concepts Inc / KCI USA Inc					Boyd Acquisition Sub LLC/Boyd Acquisition
10.50%, 11/01/2018(d)		$16,100	$17,227		Finance Corp
Universal Hospital Services Inc					8.38%, 02/15/2018(d)		$16,680		$17,389
7.63%, 08/15/2020		20,690	22,190		Caesars Entertainment Operating Co Inc
			$74,197		11.25%, 06/01/2017		12,600		13,482
					MGM Resorts International
Healthcare - Services - 5.05%					6.63%, 12/15/2021		8,290		8,538
CDRT Holding Corp					8.63%, 02/01/2019		15,400		17,556
9.25%, PIK 10.00%, 10/01/2017(d),(g)		12,430	12,834
					10.00%, 11/01/2016		18,060		21,311
Centene Corp									$78,276
5.75%, 06/01/2017		14,533	15,514
Fresenius Medical Care US Finance II Inc					Media- 7.30%
5.88%, 01/31/2022(d)		7,825	8,549		Cablevision Systems Corp
Fresenius Medical Care US Finance Inc					8.00%, 04/15/2020		14,880		16,814
6.50%, 09/15/2018(d)		4,895	5,507		Clear Channel Worldwide Holdings Inc
HCA Holdings Inc					6.50%, 11/15/2022(d)		2,675		2,822
6.25%, 02/15/2021		2,480	2,610		6.50%, 11/15/2022(d)		7,240		7,711
HCA Inc					7.63%, 03/15/2020		14,170		14,808
4.75%, 05/01/2023		16,330	16,432		CSC Holdings LLC
7.25%, 09/15/2020		29,885	33,172		6.75%, 11/15/2021		4,685		5,271
7.50%, 11/06/2033		6,000	6,090		Cumulus Media Holdings Inc
8.50%, 04/15/2019		30,440	33,865		7.75%, 05/01/2019		27,247		27,179
MultiPlan Inc					DISH DBS Corp
9.88%, 09/01/2018(d)		40,210	44,834		5.00%, 03/15/2023(d)		5,710		5,639
Radnet Management Inc					5.88%, 07/15/2022		36,080		38,335
10.38%, 04/01/2018		20,859	21,537		6.75%, 06/01/2021		40,955		45,870
			$200,944		7.88%, 09/01/2019		28,160		33,299
					Nara Cable Funding Ltd
Holding Companies - Diversified - 0.19%					8.88%, 12/01/2018(d)		7,970		8,129
Alphabet Holding Co Inc					Network Communications Inc
7.75%, 11/01/2017(d)		7,445	7,706		8.60%, PIK 8.60%, 01/14/2020(c),(d),(g)		2,807		14
					Polish Television Holding BV
Home Builders - 1.46%					11.25%, 05/15/2017(d),(e)	EUR	3,745		5,441
Beazer Homes USA Inc					TVN Finance Corp II AB
7.25%, 02/01/2023(d),(f)		8,345	8,407		10.75%, 11/15/2017(d)		3,485		5,122
Lennar Corp					Unitymedia Hessen GmbH & Co KG /
4.13%, 12/01/2018(d),(f)		14,125	14,090		Unitymedia NRW GmbH
4.75%, 11/15/2022(d)		23,920	23,442		5.50%, 01/15/2023(d)		$10,100		10,302
MDC Holdings Inc					Univision Communications Inc
6.00%, 01/15/2043		12,215	12,174		6.75%, 09/15/2022(d)		7,000		7,315
			$58,113		6.88%, 05/15/2019(d)		8,735		9,172
					7.88%, 11/01/2020(d)		1,485		1,607
Insurance - 1.21%					8.50%, 05/15/2021(d)		16,620		17,700
CNO Financial Group Inc					WideOpenWest Finance LLC /
6.38%, 10/01/2020(d)		5,770	6,116		WideOpenWest Capital Corp
Genworth Financial Inc					13.38%, 10/15/2019(d)		24,985		27,546
7.63%, 09/24/2021		7,364	8,829						$290,096
Liberty Mutual Group Inc
7.00%, 03/15/2037(d),(e)		20,172	20,273		Mining - 1.00%
XL Group PLC					FMG Resources August 2006 Pty Ltd
6.50%, 12/31/2049(e)		13,292	12,777		6.88%, 02/01/2018(d)		11,350		11,775
			$47,995		8.25%, 11/01/2019(d)		14,720		15,787
					Inmet Mining Corp
Internet - 0.80%					7.50%, 06/01/2021(d)		4,185		4,499
Cerved Technologies SpA					Midwest Vanadium Pty Ltd
6.38%, 01/15/2020(d)	EUR	850	1,145		11.50%, 02/15/2018(d)		12,060		7,779
8.00%, 01/15/2021(c),(d)		850	1,143
									$39,840
Zayo Group LLC / Zayo Capital Inc
10.13%, 07/01/2020		$25,370	29,493		Oil & Gas - 9.57%
			$31,781		Antero Resources Finance Corp
					6.00%, 12/01/2020(d)		17,130		17,665
Iron & Steel - 0.64%					7.25%, 08/01/2019		11,730		12,727
AK Steel Corp					Carrizo Oil & Gas Inc
8.38%, 04/01/2022		13,995	12,805		7.50%, 09/15/2020		11,280		11,731
ArcelorMittal					8.63%, 10/15/2018		17,745		19,120
7.50%, 10/15/2039		12,445	12,567		Chaparral Energy Inc
			$25,372		7.63%, 11/15/2022		4,685		5,060
					7.63%, 11/15/2022(d)		5,895		6,308
					9.88%, 10/01/2020		15,140		17,373
					Chesapeake Energy Corp
					6.13%, 02/15/2021		11,220		12,005

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Oil & Gas (continued)				Pipelines (continued)
Concho Resources Inc				MarkWest Energy Partners LP / MarkWest
5.50%, 10/01/2022	$6,200	$6,572		Energy Finance Corp
7.00%, 01/15/2021	10,270	11,348		6.25%, 06/15/2022		$15,650		$16,980
Continental Resources Inc/OK				6.50%, 08/15/2021		22,500		24,412
5.00%, 09/15/2022	16,030	17,072		NGPL PipeCo LLC
EP Energy LLC / EP Energy Finance Inc				9.63%, 06/01/2019(d)		12,120		13,999
9.38%, 05/01/2020	20,325	22,764		Sabine Pass Liquefaction LLC
EP Energy LLC / Everest Acquisition Finance				5.63%, 02/01/2021(d),(f)		8,310		8,341
Inc								$153,327
6.88%, 05/01/2019	6,615	7,161
7.75%, 09/01/2022	4,110	4,418		Real Estate - 0.14%
EPE Holdings LLC / EP Energy Bond Co Inc				Crescent Resources LLC / Crescent Ventures
8.13%, PIK 8.88%, 12/15/2017(d),(g)	4,775	4,823		Inc
				10.25%, 08/15/2017(d)		5,040		5,393
Halcon Resources Corp
8.88%, 05/15/2021(d)	16,625	17,747
Hilcorp Energy I LP / Hilcorp Finance Co				REITS- 0.55%
8.00%, 02/15/2020(d)	20,990	23,247		iStar Financial Inc
Kodiak Oil & Gas Corp				7.13%, 02/15/2018		12,385		12,819
5.50%, 01/15/2021(d)	4,145	4,176		9.00%, 06/01/2017		8,295		9,207
8.13%, 12/01/2019	18,820	20,984						$22,026
Linn Energy LLC / Linn Energy Finance
Corp				Retail - 3.30%
7.75%, 02/01/2021	8,650	9,256		AmeriGas Finance LLC/AmeriGas Finance
Oasis Petroleum Inc				Corp
6.88%, 01/15/2023	11,425	12,425		7.00%, 05/20/2022		23,665		25,913
Offshore Group Investment Ltd				Claire's Stores Inc
7.50%, 11/01/2019(d)	16,190	16,554		9.00%, 03/15/2019(d)		12,410		13,589
PDC Energy Inc				Landry's Holdings II Inc
7.75%, 10/15/2022(d)	19,755	20,545		10.25%, 01/01/2018(d)		18,155		18,881
Plains Exploration & Production Co				Landry's Inc
6.50%, 11/15/2020	12,665	14,011		9.38%, 05/01/2020(d)		1,190		1,285
6.88%, 02/15/2023	21,065	24,093		New Academy Finance Co LLC / New
SandRidge Energy Inc				Academy Finance Corp
7.50%, 02/15/2023	9,980	10,604		8.00%, PIK 8.75%, 06/15/2018(d),(g)		17,935		18,496
Seadrill Ltd				Petco Holdings Inc
5.63%, 09/15/2017(d)	30,370	30,750		8.50%, PIK 9.25%, 10/15/2017(d),(g)		19,740		20,332
		$380,539		PVH Corp
				4.50%, 12/15/2022		8,175		8,134
Oil & Gas Services - 0.28%				Serta Simmons Holdings LLC
Cie Generale de Geophysique - Veritas				8.13%, 10/01/2020(d)		11,870		12,152
9.50%, 05/15/2016	10,610	11,273		Suburban Propane Partners LP/Suburban
				Energy Finance Corp
Packaging & Containers - 1.12%				7.38%, 03/15/2020		11,525		12,476
ARD Finance SA								$131,258
11.13%, PIK 11.13%, 06/01/2018(d),(g)	2,716	2,926		Savings & Loans - 0.00%
Ardagh Packaging Finance PLC / Ardagh MP				Washington Mutual Bank / Henderson NV
Holdings USA Inc				0.00%, 06/15/2011(a),(c)		3,500		—
7.00%, 11/15/2020(d)	5,885	5,929		0.00%, 01/15/2013(a),(c)		3,000		—
Crown Cork & Seal Co Inc				0.00%, 01/15/2015(a),(c),(e)		2,000		—
7.38%, 12/15/2026	16,654	18,736						$—
Exopack Holding Corp
10.00%, 06/01/2018	18,030	16,768		Semiconductors - 0.47%
				Jazz Technologies Inc
		$44,359		8.00%, 06/30/2015 (d)		1		1
Pharmaceuticals - 0.19%				8.00%, 06/30/2015		20,997		18,687
Sky Growth Acquisition Corp								$18,688
7.38%, 10/15/2020(d)	7,460	7,609
				Sovereign - 0.28%
				Mexican Bonos
Pipelines - 3.86%				8.00%, 12/19/2013(e)	MXN	138,474		11,225
El Paso LLC
7.75%, 01/15/2032	16,481	19,378
Energy Transfer Equity LP				Telecommunications - 9.01%
7.50%, 10/15/2020	7,030	8,102		Altice Financing SA
Enterprise Products Operating LLC				7.88%, 12/15/2019(d)		$2,300		2,470
8.38%, 08/01/2066	45,380	51,847		Altice Finco SA
Inergy Midstream LP / NRGM Finance Corp				9.88%, 12/15/2020(d)		4,255		4,659
6.00%, 12/15/2020(d)	9,945	10,268		Clearwire Communications LLC/Clearwire
				Finance Inc
				12.00%, 12/01/2015(d)		13,650		14,793

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's)		Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)

Telecommunications (continued)					Food Service (continued)
Digicel Group Ltd					FU JI Food and Catering Services Holdings
8.25%, 09/30/2020(d)		$5,485	$6,116		Ltd (continued)
10.50%, 04/15/2018(d)		12,250	13,659		0.00%, 10/18/2010(a),(b),(c)	CNY 245,000		$3,152
Digicel Ltd								$3,632
8.25%, 09/01/2017(d)		4,200	4,452		TOTAL CONVERTIBLE BONDS			$3,632
12.00%, 04/01/2014(d)		10,800	11,637		SENIOR FLOATING RATE INTERESTS -	Principal
Eileme 1 AB					10.96%	Amount (000's)	Value	(000	's)
14.25%, PIK 14.25%, 08/15/2020(d),(g)		2,700	2,956
Eileme 2 AB					Aerospace & Defense - 0.13%
11.63%, 01/31/2020(d)		13,650	16,073		Sequa Corp, Term Loan B
Goodman Networks Inc					5.25%, 05/29/2017(e)	$5,000		$5,073
13.12%, 07/01/2018(d),(e)		5,175	5,744
Intelsat Jackson Holdings SA					Automobile Manufacturers - 0.11%
7.25%, 10/15/2020		18,335	19,618		Chrysler Group LLC, Term Loan B
7.25%, 10/15/2020(d)		6,165	6,597		6.00%, 05/24/2017(e)	4,164		4,245
Intelsat Luxembourg SA
11.50%, 02/04/2017		18,449	19,556
11.25%, 02/04/2017		35,200	37,312		Automobile Parts & Equipment - 0.41%
Level 3 Communications Inc					HHI Holdings LLC, Term Loan
11.88%, 02/01/2019		11,823	13,714		6.00%, 10/03/2018(e)	8,135		8,288
Level 3 Financing Inc					Schaeffler AG, Term Loan C2
8.13%, 07/01/2019		12,535	13,663		6.00%, 02/14/2017(e)	8,045		8,116
10.00%, 02/01/2018		12,280	13,661					$16,404
NII Capital Corp					Beverages - 0.79%
7.63%, 04/01/2021		21,115	16,575		Constellation Brands Inc, Bridge Loan A
Sprint Nextel Corp					0.00%, 06/28/2020(c),(e),(h),(i)	31,550		31,550
6.00%, 11/15/2022		16,545	16,628
7.00%, 03/01/2020(d)		7,965	9,239
7.00%, 08/15/2020		32,870	35,582		Chemicals - 0.61%
9.00%, 11/15/2018(d)		18,335	22,690		AZ Chem US Inc, Term Loan B
9.13%, 03/01/2017		2,346	2,757		7.25%, 12/06/2017(e)	8,548		8,719
UPC Holding BV					Ineos US Finance LLC, Term Loan
6.38%, 09/15/2022(d)	EUR	1,850	2,539		6.50%, 04/27/2018(e)	10,391		10,617
UPCB Finance V Ltd					Taminco Global Chemical Corp, Term Loan
7.25%, 11/15/2021(d)		$6,475	7,155		B
Virgin Media Finance PLC					0.00%, 02/15/2019(e),(h)	3,045		3,067
5.25%, 02/15/2022		3,170	3,313		US Coatings Acquisition Inc, Term Loan B
Wind Acquisition Finance SA					0.00%, 01/18/2020(e),(h)	1,815		1,841
7.25%, 02/15/2018(d)		9,450	9,922					$24,244
11.75%, 07/15/2017(d)		1,902	2,045
Wind Acquisition Holdings Finance SA					Coal- 0.24%
12.25%, PIK 12.25%, 07/15/2017 (d),(g)		21,861	23,063		Patriot Coal Corp, DIP Term Loan
					9.25%, 12/09/2013(e)	9,440		9,511
			$358,188
Transportation - 3.08%					Commercial Services - 0.04%
Geo Debt Finance S.C.A					Bright Horizons Family Solutions Inc, Term
7.50%, 08/01/2018(d)	EUR	1,800	2,426
					Loan
Kansas City Southern de Mexico SA de CV					0.00%, 01/24/2020(e),(h)	1,500		1,509
6.13%, 06/15/2021		$18,164	20,434
Navios Maritime Acquisition Corp / Navios
Acquisition Finance US Inc					Computers - 0.46%
8.63%, 11/01/2017		22,616	21,429		CompuCom Systems Inc, Term Loan
Navios Maritime Holdings Inc / Navios					6.50%, 10/02/2018(e)	9,680		9,807
Maritime Finance US Inc					10.25%, 10/02/2019(e)	8,380		8,527
8.88%, 11/01/2017		6,460	6,379					$18,334
PHI Inc					Electric - 0.92%
8.63%, 10/15/2018		7,420	8,116		Dynegy Power LLC, Term Loan
Ship Finance International Ltd					9.25%, 08/05/2016(e)	8,968		9,331
8.50%, 12/15/2013		23,944	24,079		Texas Competitive Electric Holdings Co LLC,
Swift Services Holdings Inc					Term Loan NON-EXT
10.00%, 11/15/2018		35,155	39,681		3.74%, 10/10/2014(e)	36,433		27,302
			$122,544					$36,633
TOTAL BONDS			$3,461,041
	Principal				Entertainment - 1.06%
CONVERTIBLE BONDS - 0.09%	Amount (000's)		Value(000	's)	CCM Merger Inc, Term Loan B
					6.00%, 02/01/2017(e)	20,024		20,200
Food Service - 0.09%					Peninsula Gaming LLC, Term Loan B
FU JI Food and Catering Services Holdings					5.75%, 08/03/2017(e)	12,305		12,484
Ltd
0.00%, 11/09/2009(a),(c)	HKD	46,500	480

See accompanying notes

Schedule of Investments
High Yield Fund
January 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Entertainment (continued)			Mining - 0.12%
WMG Acquisition Corp, Term Loan B			FMG Resources August 2006 Pty Ltd, Term
5.25%, 10/25/2018(e)	$9,420	$9,561	Loan B
		$42,245	5.25%, 10/12/2017(e)	$4,728	$4,786
Environmental Control - 0.12%
ADS Waste Holdings Inc, Term Loan B			Oil & Gas - 0.52%
5.25%, 09/25/2019(e)	4,600	4,637	Chesapeake Energy Corp, Term Loan B
			5.75%, 12/02/2017(e)	17,000	17,409
			EP Energy LLC, Term Loan B1
Food- 0.11%			5.00%, 04/24/2018(e)	1,095	1,106
Pinnacle Foods Finance LLC, Term Loan E			Plains Exploration & Production Co, Term
4.75%, 09/29/2018(e)	4,135	4,197
			Loan B
			4.00%, 10/15/2019(e)	2,055	2,062
Forest Products & Paper - 0.12%					$20,577
Exopack LLC, Term Loan B
6.50%, 05/06/2017(e)	4,940	4,923	Pharmaceuticals - 0.26%
			Par Pharmaceutical Cos Inc, Term Loan B
			5.00%, 09/18/2019(e)	10,294	10,397
Healthcare - Products - 0.78%
BSN Medical GmbH & Co KG, Term Loan
B1			Pipelines - 0.41%
5.00%, 07/15/2019(e)	4,150	4,166	NGPL PipeCo LLC, Term Loan B
			6.75%, 05/04/2017(e)	16,017	16,410
Hologic Inc, Term Loan B
4.50%, 04/29/2019(e)	18,477	18,693
Kinetic Concepts Inc, Term Loan C1			REITS- 0.09%
5.50%, 05/04/2018(e)	7,944	8,086	iStar Financial Inc, Term Loan A2
		$30,945	5.25%, 06/30/2014(e)	514	520
			7.00%, 06/30/2014(e)	2,890	2,926
Healthcare - Services - 0.22%
MultiPlan Inc, Term Loan B
4.75%, 08/26/2017(e)	8,603	8,648	Retail - 0.37%
			Michaels Stores Inc, Term Loan B
			0.00%, 01/24/2020(e),(h)	8,000	8,060
Insurance - 1.12%			Serta Simmons Holdings LLC, Term Loan B
Asurion LLC, Term Loan			5.00%, 09/19/2019(e)	6,715	6,795
9.00%, 05/10/2019(e)	9,550	9,826
Asurion LLC, Term Loan B					$14,855
5.50%, 05/10/2018(e)	8,895	8,981	Telecommunications - 0.26%
CNO Financial Group Inc, Term Loan B2			Intelsat Jackson Holdings SA, Term Loan
5.00%, 09/20/2016(e)	6,347	6,402	3.20%, 02/01/2014(e)	10,500	10,494
Lone Star Intermediate Super Holdings LLC,
Term Loan			TOTAL SENIOR FLOATING RATE INTERESTS		$435,607
11.00%, 08/16/2019(e)	18,290	19,471		Maturity
		$44,680	REPURCHASE AGREEMENTS - 2.18%	Amount (000's)	Value (000's)
Internet - 0.21%			Banks- 2.18%
Zayo Group LLC, Term Loan B			Investment in Joint Trading Account; Credit	$18,986	$18,986
5.25%, 03/18/2019(e)	8,194	8,299	Suisse Repurchase Agreement; 0.13%
			dated 01/31/2013 maturing 02/01/2013
Lodging - 0.84%			(collateralized by US Government
Caesars Entertainment Operating Co Inc, Term			Securities; $19,366,131; 0.00%; dated
Loan B6			05/15/15 - 02/15/38)
5.45%, 01/28/2018(e)	35,826	33,208	Investment in Joint Trading Account; Deutsche	13,291	13,291
			Bank Repurchase Agreement; 0.16% dated
			01/31/2013 maturing 02/01/2013
Media- 0.64%			(collateralized by US Government
Cumulus Media Holdings Inc, Term Loan			Securities; $13,556,292; 0.00% - 6.75%;
7.50%, 01/14/2019(e)	3,200	3,322	dated 02/01/13 - 11/23/35)
NEP Broadcasting LLC, Term Loan			Investment in Joint Trading Account; JP	19,936	19,936
0.00%, 01/18/2020(e),(h)	3,305	3,356	Morgan Repurchase Agreement; 0.13%
0.00%, 08/18/2020(e),(h)	430	443	dated 01/31/2013 maturing 02/01/2013
Univision Communications Inc, Term Loan			(collateralized by US Government
EXT			Securities; $20,334,437; 0.00% - 10.35%;
4.45%, 03/31/2017(e)	8,129	8,139	dated 02/03/13 - 09/15/39)
WideOpenWest Finance LLC, Term Loan
6.25%, 07/12/2018(e)	9,997	10,097
		$25,357

See accompanying notes

Schedule of Investments High Yield Fund January 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Merrill	$34,428	$34,427
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $35,116,025; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$86,640
TOTAL REPURCHASE AGREEMENTS		$86,640
Total Investments		$4,020,022
Liabilities in Excess of Other Assets, Net - (1.11)%		$(44,221)
TOTAL NET ASSETS - 100.00%		$3,975,801

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $83,373 or 2.10% of net assets.
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,283,482 or 32.28% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2013.
(f) Security purchased on a when-issued basis.
(g)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(h)	This Senior Floating Rate Note will settle after January 31, 2013, at which time the interest rate will be determined.
(i)	All or a portion of the loan is unfunded. See Notes to Financial Statements for additional information.

Portfolio Summary (unaudited)
Sector		Percent
Communications		18.22%
Energy		16.29%
Consumer, Cyclical		15.17%
Financial		14.93%
Consumer, Non-cyclical		13.35%
Basic Materials		8.55%
Industrial		6.88%
Technology		3.98%
Utilities		3.27%
Government		0.28%
Diversified		0.19%
Liabilities in Excess of Other Assets, Net		(1.11)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

COMMON STOCKS - 0.50%	Shares Held	Value(000	's)	PREFERRED STOCKS (continued)	Shares Held	Value	(000	's)
Agriculture - 0.00%				Packaging & Containers - 0.00%
Eurofresh Inc (a),(b)	43,973	$—		Constar International (a),(b),(c)	977		$—
Automobile Manufacturers - 0.11%				TOTAL PREFERRED STOCKS			$7,575
General Motors Co (a)	54,951	1,544			Principal
				BONDS- 85.34%	Amount (000's)	Value	(000	's)
Building Materials - 0.02%				Advertising - 0.31%
US Concrete Inc (a)	21,880	260		inVentiv Health Inc
				9.00%, 01/15/2018(d)	$750		$770
				10.00%, 08/15/2018(d)	1,226		1,079
Chemicals - 0.00%				10.00%, 08/15/2018(d)	383		337
LyondellBasell Industries NV	171	11		Lamar Media Corp
				5.00%, 05/01/2023(d)	360		367
Diversified Financial Services - 0.06%				Sitel LLC / Sitel Finance Corp
Capmark Financial Group Inc (b)	10,610,000	186		11.50%, 04/01/2018	1,495		1,047
Capmark Financial Group Inc (a)	57,538	696		11.00%, 08/01/2017(d)	545		575
		$882		Visant Corp
				10.00%, 10/01/2017	125		114
Electric - 0.15%							$4,289
AES Eastern Energy LP (a),(b)	2,000,000	—
Dynegy Inc (a)	103,238	2,065		Aerospace & Defense - 0.35%
		$2,065		B/E Aerospace Inc
				5.25%, 04/01/2022	1,072		1,128
Forest Products & Paper - 0.10%				Esterline Technologies Corp
NewPage Group Inc (a),(b),(c)	14,800	1,290		7.00%, 08/01/2020	750		833
Resolute Forest Products (a)	7,458	102		GenCorp Inc
		$1,392		7.13%, 03/15/2021(d)	316		327
Metal Fabrication & Hardware - 0.01%				Silver II Borrower / Silver II US Holdings
Wolverine Tube Inc (a),(b),(c)	8,336	150		LLC
				7.75%, 12/15/2020(d)	300		314
				TransDigm Inc
Packaging & Containers - 0.00%				7.75%, 12/15/2018	1,000		1,111
Constar International (a),(b),(c)	9,689	—		Triumph Group Inc
				8.00%, 11/15/2017	532		571
Retail - 0.01%				8.63%, 07/15/2018	460		508
Neebo Inc (a),(b),(c)	20,064	30					$4,792
Neebo Inc - Warrants (a),(b),(c)	7,519	—		Agriculture - 0.02%
Neebo Inc - Warrants (a),(b),(c)	3,508	—		Alliance One International Inc
Real Mex Restaurants Inc (a),(b),(c)	400,000	23		10.00%, 07/15/2016	312		331
		$53		Eurofresh Inc
				15.00%, PIK 15.00%, 11/18/2016(b),(c),(e)	227		—
Semiconductors - 0.04%
Magnachip Semiconductor Corp (a)	30,113	482					$331
				Airlines - 1.13%
Transportation - 0.00%				Continental Airlines 2003-ERJ1 Pass Through
General Maritime Corp (a),(b),(c)	974	29		Trust
General Maritime Corp - Warrants (a),(b),(c)	1,507	—		7.88%, 01/02/2020	1,929		2,015
		$29		Continental Airlines 2004-ERJ1 Pass Through
				Trust
TOTAL COMMON STOCKS		$6,868		9.56%, 09/01/2019	416		442
CONVERTIBLE PREFERRED STOCKS -				Continental Airlines 2005-ERJ1 Pass Through
0.12%	Shares Held	Value(000	's)	Trust
Automobile Manufacturers - 0.12%				9.80%, 04/01/2021	2,900		3,281
General Motors Co	38,850	1,683		Continental Airlines 2006-ERJ1 Pass Through
				Trust
TOTAL CONVERTIBLE PREFERRED STOCKS		$1,683		9.32%, 11/01/2019(d)	248		256
PREFERRED STOCKS - 0.55%	Shares Held	Value(000	's)	Continental Airlines Inc
				6.75%, 09/15/2015(d)	1,060		1,113
Agriculture - 0.00%				Delta Air Lines 2007-1 Class B Pass Through
Eurofresh Inc (a),(b)	75	—		Trust
				8.02%, 08/10/2022	545		600
Banks- 0.32%				Delta Air Lines 2007-1 Class C Pass Through
Ally Financial Inc (d)	1,055	1,030		Trust
COBANK ACB 11.00%; Series D	60,000	3,407		8.95%, 08/10/2014	154		157
		$4,437		Delta Air Lines 2012-1 Class B Pass Through
				Trust
Insurance - 0.23%				6.88%, 05/07/2019(b),(d)	525		559
Hartford Financial Services Group Inc	19,400	562		Northwest Airlines 2007-1 Class A Pass
XLIT Ltd	3,240	2,576		Through Trust
		$3,138		7.03%, 11/01/2019	1,963		2,218

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Airlines (continued)				Banks (continued)
UAL 2007-1 Pass Through Trust				Royal Bank of Scotland NV
6.64%, 01/02/2024	$922	$998		1.01%, 03/09/2015(f)	$1,001		$966
UAL 2009-2A Pass Through Trust				Royal Bank of Scotland PLC/The
9.75%, 01/15/2017	846	974		9.50%, 03/16/2022(f)	1,465		1,732
UAL 2009-2B Pass Through Trust				Wachovia Capital Trust III
12.00%, 07/15/2017(d)	493	541		5.57%, 03/29/2049(f)	3,859		3,859
United Air Lines Inc				Wells Fargo & Co
9.88%, 08/01/2013(d)	2,463	2,463		7.98%, 03/29/2049(f)	420		483
		$15,617					$70,564
Apparel - 0.07%				Beverages - 0.05%
Quiksilver Inc				Constellation Brands Inc
6.88%, 04/15/2015	936	934		6.00%, 05/01/2022	295		332
				7.25%, 05/15/2017	275		317
Automobile Manufacturers - 0.53%							$649
Chrysler Group LLC / CG Co-Issuer Inc				Building Materials - 1.78%
8.25%, 06/15/2021	3,272	3,632		Associated Materials LLC / AMH New
Ford Motor Co				Finance Inc
8.90%, 01/15/2032	325	435		9.13%, 11/01/2017	340		349
9.22%, 09/15/2021	500	650		Building Materials Corp of America
9.98%, 02/15/2047	1,560	2,246		6.75%, 05/01/2021(d)	2,000		2,205
Jaguar Land Rover Automotive PLC				Cemex Espana Luxembourg
5.63%, 02/01/2023(d)	300	306		9.25%, 05/12/2020(d)	1,900		2,043
Motors Liquidation Co				9.88%, 04/30/2019(d)	2,650		2,975
0.00%, 07/15/2023(a),(b),(c)	1,000	—		Cemex Finance LLC
0.00%, 09/01/2025(a),(b),(c)	700	—		9.38%, 10/12/2022(d)	600		678
0.00%, 05/01/2028(a),(b),(c)	150	—		9.50%, 12/14/2016(d)	575		614
0.00%, 07/15/2033(a),(b),(c)	5,050	—		Cemex SAB de CV
0.00%, 03/15/2036(a),(b),(c)	725	—		5.31%, 09/30/2015(d),(f)	1,000		1,011
		$7,269		9.00%, 01/11/2018(d)	650		702
				Gibraltar Industries Inc
Automobile Parts & Equipment - 0.27%				8.00%, 12/01/2015(f)	1,350		1,374
Goodyear Tire & Rubber Co/The
7.00%, 05/15/2022	3,495	3,748		Griffon Corp
				7.13%, 04/01/2018	1,000		1,082
				Lafarge SA
Banks- 5.10%				7.13%, 07/15/2036	550		566
Ally Financial Inc				Louisiana-Pacific Corp
4.63%, 06/26/2015	941	988		7.50%, 06/01/2020	300		341
5.50%, 02/15/2017	4,403	4,733		Masco Corp
6.25%, 12/01/2017	3,530	3,927		5.95%, 03/15/2022	370		410
7.50%, 09/15/2020	1,905	2,291		6.13%, 10/03/2016	925		1,036
8.00%, 03/15/2020	7,265	8,909		7.13%, 03/15/2020	48		56
8.00%, 11/01/2031	5,320	6,723		Masonite International Corp
AmSouth Bancorp				8.25%, 04/15/2021(d)	743		817
6.75%, 11/01/2025	560	587		Nortek Inc
Bank of America Corp				8.50%, 04/15/2021	1,407		1,593
5.75%, 08/15/2016	865	957		Roofing Supply Group LLC / Roofing Supply
6.50%, 08/01/2016	2,205	2,550		Finance Inc
8.00%, 12/29/2049(f)	808	911		10.00%, 06/01/2020(d)	555		627
8.13%, 12/29/2049(f)	3,800	4,301		USG Corp
Barclays Bank PLC				8.38%, 10/15/2018(d)	1,625		1,804
6.05%, 12/04/2017(d)	265	296		9.75%, 01/15/2018(f)	3,700		4,329
7.63%, 11/21/2022	1,330	1,312					$24,612
10.18%, 06/12/2021(d)	265	359
CIT Group Inc				Chemicals - 2.94%
4.25%, 08/15/2017	666	689		Celanese US Holdings LLC
4.75%, 02/15/2015(d)	745	782		4.63%, 11/15/2022	905		934
5.00%, 05/15/2017	2,142	2,287		6.63%, 10/15/2018	500		548
5.00%, 08/15/2022	1,598	1,688		Chemtura Corp
5.38%, 05/15/2020	1,717	1,863		7.88%, 09/01/2018	1,364		1,470
5.50%, 02/15/2019(d)	4,445	4,756		Huntsman International LLC
6.63%, 04/01/2018(d)	8,245	9,235		8.63%, 03/15/2020	740		836
Citigroup Inc				8.63%, 03/15/2021	2,150		2,462
5.95%, 12/29/2049	829	837		LyondellBasell Industries NV
Regions Bank/Birmingham AL				5.00%, 04/15/2019	3,195		3,522
7.50%, 05/15/2018	700	853		5.75%, 04/15/2024	400		463
Royal Bank of Scotland Group PLC				6.00%, 11/15/2021	4,135		4,859
6.13%, 12/15/2022	1,641	1,690		Momentive Performance Materials Inc
				8.88%, 10/15/2020	5,180		5,335
				9.00%, 01/15/2021	8,260		6,401

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Momentive Performance Materials Inc				Harland Clarke Holdings Corp
(continued)				6.00%, 05/15/2015(f)	$1,565		$1,452
10.00%, 10/15/2020	$2,390	$2,414		9.75%, 08/01/2018(d)	2,095		2,163
Nufarm Australia Ltd				HDTFS Inc
6.38%, 10/15/2019(d)	360	382		5.88%, 10/15/2020(d)	1,294		1,375
Olin Corp				6.25%, 10/15/2022(d)	906		983
5.50%, 08/15/2022	900	938		Hertz Corp/The
OMNOVA Solutions Inc				6.75%, 04/15/2019	578		627
7.88%, 11/01/2018	700	730		7.38%, 01/15/2021	180		200
PolyOne Corp				7.50%, 10/15/2018	544		597
7.38%, 09/15/2020	1,757	1,950		Igloo Holdings Corp
PQ Corp				8.25%, PIK 9.00%, 12/15/2017(b),(d),(e)	425		432
8.75%, 05/01/2018(d)	3,315	3,506		Iron Mountain Inc
Rain CII Carbon LLC / CII Carbon Corp				5.75%, 08/15/2024	300		303
8.25%, 01/15/2021(d)	910	955		7.75%, 10/01/2019	2,019		2,261
Tronox Finance LLC				Jaguar Holding Co I
6.38%, 08/15/2020(d)	1,650	1,658		9.38%, PIK 10.13%, 10/15/2017(d),(e)	810		859
US Coatings Acquisition Inc / Flash Dutch 2				Jaguar Holding Co II / Jaguar Merger Sub Inc
BV				9.50%, 12/01/2019(d)	700		794
7.38%, 05/01/2021(d),(g)	1,279	1,318		Knowledge Universe Education LLC
		$40,681		7.75%, 02/01/2015(d)	1,865		1,772
				Lender Processing Services Inc
Coal- 0.72%				5.75%, 04/15/2023	500		530
Alpha Natural Resources Inc				RR Donnelley & Sons Co
6.00%, 06/01/2019	492	443		7.25%, 05/15/2018	10,610		10,451
6.25%, 06/01/2021	1,146	1,026		7.63%, 06/15/2020	2,035		1,979
9.75%, 04/15/2018	225	245		8.25%, 03/15/2019	2,950		2,994
Arch Coal Inc				8.60%, 08/15/2016	555		610
7.00%, 06/15/2019	345	311		Service Corp International/US
7.25%, 06/15/2021	160	143		7.00%, 05/15/2019	1,000		1,099
9.88%, 06/15/2019(d)	1,285	1,334
				ServiceMaster Co/TN
Consol Energy Inc				7.00%, 08/15/2020(d)	150		152
6.38%, 03/01/2021	500	511		TransUnion Holding Co Inc
8.00%, 04/01/2017	800	864		8.13%, PIK 8.88%, 06/15/2018(d),(e)	427		447
8.25%, 04/01/2020	805	871		United Rentals North America Inc
Peabody Energy Corp				6.13%, 06/15/2023	3,150		3,370
6.00%, 11/15/2018	1,790	1,875		8.25%, 02/01/2021	1,225		1,393
6.25%, 11/15/2021	2,220	2,320		Valassis Communications Inc
Commercial Services - 4.44%		$9,943		6.63%, 02/01/2021	750		801
				WEX Inc
ACE Cash Express Inc				4.75%, 02/01/2023(d)	494		493
11.00%, 02/01/2019(d)	1,745	1,721					$61,399
Ashtead Capital Inc				Computers - 0.72%
6.50%, 07/15/2022(d)	235	255
				NCR Corp
Avis Budget Car Rental LLC / Avis Budget				4.63%, 02/15/2021(d)	95		95
Finance Inc				5.00%, 07/15/2022(d)	209		212
4.88%, 11/15/2017(d)	462	471
				Seagate HDD Cayman
8.25%, 01/15/2019	25	28		6.88%, 05/01/2020	815		884
9.63%, 03/15/2018	825	916		7.00%, 11/01/2021	2,615		2,870
9.75%, 03/15/2020	190	220		7.75%, 12/15/2018	330		364
Catalent Pharma Solutions Inc				SunGard Data Systems Inc
7.88%, 10/15/2018(d)	734	741		6.63%, 11/01/2019(d)	3,095		3,196
Cenveo Corp				7.38%, 11/15/2018	905		961
8.88%, 02/01/2018	1,500	1,481		7.63%, 11/15/2020	1,323		1,442
Ceridian Corp							$10,024
8.88%, 07/15/2019(d)	2,345	2,615
12.25%, 11/15/2015	5,689	5,774		Consumer Products - 1.86%
11.25%, 11/15/2015(f)	3,130	3,169		American Achievement Corp
Deluxe Corp				10.88%, 04/15/2016(d)	258		237
7.00%, 03/15/2019	1,425	1,521		Armored Autogroup Inc
Emergency Medical Services Corp				9.25%, 11/01/2018(f)	1,175		1,034
8.13%, 06/01/2019	750	821		Reynolds Group Issuer Inc / Reynolds Group
FTI Consulting Inc				Issuer LLC / Reynolds Group Issuer
6.75%, 10/01/2020	750	806		(Luxembourg) S.A.
Garda World Security Corp				5.75%, 10/15/2020	4,655		4,760
9.75%, 03/15/2017(d)	1,315	1,391		6.88%, 02/15/2021(f)	1,845		1,979
H&E Equipment Services Inc				7.13%, 04/15/2019	700		747
7.00%, 09/01/2022(d)	1,219	1,332		7.88%, 08/15/2019	5,125		5,638
				8.50%, 05/15/2018	1,450		1,522

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Consumer Products (continued)				Electric (continued)
Reynolds Group Issuer Inc / Reynolds Group				CMS Energy Corp
Issuer LLC / Reynolds Group Issuer				6.55%, 07/17/2017	$600		$707
(Luxembourg) S.A. (continued)				Dynegy Holdings Inc
9.00%, 04/15/2019	$1,200	$1,266		0.00%, 06/01/2015(a),(b)	100		—
9.88%, 08/15/2019	6,745	7,369		0.00%, 06/01/2019(a),(b)	3,158		8
Spectrum Brands Escrow Corp				0.00%, 10/15/2026(a),(b)	92		—
6.38%, 11/15/2020(d)	300	319		Dynegy Roseton LLC / Dynegy Danskammer
6.63%, 11/15/2022(d)	825	891		LLC Pass Through Trust Series B
		$25,762		0.00%, 11/08/2016(a),(b)	2,773		49
				Edison Mission Energy
Distribution & Wholesale - 0.28%				0.00%, 05/15/2017(a)	3,600		1,755
HD Supply Inc				0.00%, 05/15/2019(a)	750		367
7.50%, 07/15/2020(d),(g)	1,480	1,461
8.13%, 04/15/2019(d)	867	982		Energy Future Intermediate Holding Co LLC /
10.50%, 01/15/2021(d)	476	487		EFIH Finance Inc
				11.75%, 03/01/2022(d)	556		633
VWR Funding Inc				10.00%, 12/01/2020	6,000		6,885
7.25%, 09/15/2017(d)	885	937
				GenOn Energy Inc
		$3,867		7.88%, 06/15/2017	1,500		1,665
Diversified Financial Services - 3.76%				9.88%, 10/15/2020	1,160		1,334
				Homer City Generation LP
Aircastle 6.25%, Ltd 12/01/2019	202	218		8.14%, PIK 8.64%, 10/01/2019 (e),(f)	360		391
9.75%, 08/01/2018	800	918		Ipalco Enterprises Inc
CNG Holdings Inc/OH				5.00%, 05/01/2018	1,170		1,246
9.38%, 05/15/2020(d)	1,612	1,628		7.25%, 04/01/2016(d)	1,945		2,178
CNH Capital LLC				NRG Energy Inc
3.88%, 11/01/2015(d)	667	685		6.63%, 03/15/2023(d)	1,143		1,226
E*TRADE Financial Corp				7.63%, 01/15/2018	1,390		1,560
6.00%, 11/15/2017	225	232		7.63%, 05/15/2019	750		803
6.38%, 11/15/2019	510	529		7.88%, 05/15/2021	6,579		7,368
Ford Holdings LLC				8.25%, 09/01/2020	2,030		2,294
9.38%, 03/01/2020	1,060	1,354					$37,268
General Motors Financial Co Inc				Electrical Components & Equipment - 0.05%
4.75%, 08/15/2017(d)	3,075	3,214
				General Cable Corp
Icahn Enterprises LP / Icahn Enterprises				5.75%, 10/01/2022(d)	327		344
Finance Corp				International Wire Group Holdings Inc
7.75%, 01/15/2016	2,150	2,233		8.50%, 10/15/2017(d)	403		413
8.00%, 01/15/2018	6,715	7,194					$757
ILFC E-Capital Trust I
4.54%, 12/21/2065(d),(f)	4,533	3,604		Electronics - 0.09%
ILFC E-Capital Trust II				NXP BV / NXP Funding LLC
6.25%, 12/21/2065(d),(f)	1,167	1,018		9.75%, 08/01/2018(d)	129		148
International Lease Finance Corp				Rexel SA
5.88%, 04/01/2019	400	432		6.13%, 12/15/2019(d)	612		655
5.88%, 08/15/2022	1,475	1,587		Viasystems Inc
6.25%, 05/15/2019	1,785	1,972		7.88%, 05/01/2019(d)	440		439
8.25%, 12/15/2020	3,742	4,584					$1,242
8.62%, 09/15/2015(f)	1,635	1,858
8.63%, 01/15/2022	4,680	5,944		Engineering & Construction - 0.21%
8.75%, 03/15/2017(f)	4,405	5,187		Dycom Investments Inc
8.88%, 09/01/2017	3,410	4,105		7.13%, 01/15/2021	175		187
				7.13%, 01/15/2021(d)	340		359
Nationstar Mortgage LLC / Nationstar Capital				New Enterprise Stone & Lime Co Inc
Corp				13.00%, PIK 9.00%, 03/15/2018 (d),(e)	265		283
7.88%, 10/01/2020(d)	327	357
9.63%, 05/01/2019(d)	125	142		Tutor Perini Corp
9.63%, 05/01/2019(d)	261	298		7.63%, 11/01/2018	1,974		2,043
Neuberger Berman Group LLC/Neuberger							$2,872
Berman Finance Corp				Entertainment - 1.55%
5.63%, 03/15/2020(d)	500	525		American Casino & Entertainment Properties
5.88%, 03/15/2022(d)	500	530		LLC / ACEP Finance Corp
Oppenheimer Holdings Inc				11.00%, 06/15/2014	565		576
8.75%, 04/15/2018	525	563		CCM Merger Inc
ROC Finance LLC/ROC Finance 1 Corp				9.13%, 05/01/2019(d)	700		702
12.13%, 09/01/2018(d)	960	1,106		Cedar Fair LP / Canada's Wonderland Co /
		$52,017		Magnum Management Corp
Electric - 2.69%				9.13%, 08/01/2018	1,795		2,010
Calpine Corp				Chukchansi Economic Development
7.25%, 10/15/2017(d)	859	911		Authority
7.50%, 02/15/2021(d)	3,644	3,954		9.75%, 05/30/2020(d)	1,835		1,087
7.88%, 01/15/2023(d)	1,750	1,934

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Entertainment (continued)				Forest Products & Paper (continued)
Graton Economic Development Authority				Abitibi Unsecured Notes Claims (continued)
9.63%, 09/01/2019(d)	$2,595	$2,835		0.00%, 08/01/2030(a),(c)	$85		$—
Isle of Capri Casinos Inc				Appleton Papers Inc
7.75%, 03/15/2019	1,105	1,193		10.50%, 06/15/2015(d)	690		728
Mohegan Tribal Gaming Authority				Boise Paper Holdings LLC / Boise Co-Issuer
11.00%, 09/15/2018(d)	4,225	3,655		Co
10.50%, 12/15/2016(d)	595	594		8.00%, 04/01/2020	500		554
Pinnacle Entertainment Inc				Cascades Inc
7.75%, 04/01/2022	911	975		7.75%, 12/15/2017	395		419
Production Resource Group Inc				7.88%, 01/15/2020	400		426
8.88%, 05/01/2019	422	328		Clearwater Paper Corp
Regal Entertainment Group				4.50%, 02/01/2023(d)	370		367
5.75%, 02/01/2025	265	262		Longview Fibre Paper & Packaging Inc
Seminole Indian Tribe of Florida				8.00%, 06/01/2016(d)	300		316
7.75%, 10/01/2017(d)	1,355	1,467		Resolute Forest Products
Seneca Gaming Corp				10.25%, 10/15/2018	2,313		2,666
8.25%, 12/01/2018(d)	1,600	1,700					$5,480
Shingle Springs Tribal Gaming Authority
9.38%, 06/15/2015(d)	650	648		Hand & Machine Tools - 0.08%
Six Flags Entertainment Corp				BC Mountain LLC / BC Mountain Finance
5.25%, 01/15/2021(d)	790	786		Inc
				7.00%, 02/01/2021(d),(g)	188		192
Speedway Motorsports Inc
6.75%, 02/01/2019(d)	1,375	1,458		Thermadyne Holdings Corp
WMG Acquisition Corp				9.00%, 12/15/2017	910		983
6.00%, 01/15/2021(d)	1,035	1,100					$1,175
		$21,376		Healthcare - Products - 0.37%
Environmental Control - 0.12%				Biomet Inc
				6.50%, 08/01/2020(d)	2,680		2,814
ADS Waste Holdings Inc				6.50%, 10/01/2020(d)	700		710
8.25%, 10/01/2020(d)	305	326
Casella Waste Systems Inc				Hologic Inc
				6.25%, 08/01/2020(d)	1,445		1,554
7.75%, 02/15/2019	600	579
Clean Harbors Inc							$5,078
5.13%, 06/01/2021(d)	300	309		Healthcare - Services - 5.21%
5.25%, 08/01/2020	430	450		Amsurg Corp
		$1,664		5.63%, 11/30/2020(d)	800		836
Food- 0.69%				Capella Healthcare Inc
Bumble Bee Acquisition Corp				9.25%, 07/01/2017	253		273
9.00%, 12/15/2017(d)	817	897		CDRT Holding Corp
				9.25%, PIK 10.00%, 10/01/2017(d),(e)	1,025		1,058
Dean Foods Co
7.00%, 06/01/2016	230	255		CHS/Community Health Systems Inc
9.75%, 12/15/2018	255	291		5.13%, 08/15/2018	4,135		4,352
Dole Food Co Inc				7.13%, 07/15/2020	825		891
8.00%, 10/01/2016(d)	275	287		8.00%, 11/15/2019	1,685		1,850
ESAL GmbH				DaVita HealthCare Partners Inc
6.25%, 02/05/2023(d),(g)	865	840		5.75%, 08/15/2022	1,395		1,465
Ingles Markets Inc				6.38%, 11/01/2018	650		696
8.88%, 05/15/2017	500	529		6.63%, 11/01/2020	1,165		1,270
JBS USA LLC / JBS USA Finance Inc				Fresenius Medical Care US Finance II Inc
7.25%, 06/01/2021(d)	560	582		5.63%, 07/31/2019(d)	894		967
8.25%, 02/01/2020(d)	518	557		5.88%, 01/31/2022(d)	2,330		2,545
Pilgrim's Pride Corp				Fresenius Medical Care US Finance Inc
				5.75%, 02/15/2021(d)	705		763
7.88%, 12/15/2018	625	646		6.50%, 09/15/2018(d)	3,020		3,397
Simmons Foods Inc
10.50%, 11/01/2017(d)	375	362		HCA Holdings Inc
Smithfield Foods Inc				6.25%, 02/15/2021	1,850		1,948
6.63%, 08/15/2022	925	1,013		HCA Inc
7.75%, 07/01/2017	510	590		4.75%, 05/01/2023	3,720		3,744
SUPERVALU Inc				5.88%, 03/15/2022	1,875		2,039
8.00%, 05/01/2016	2,268	2,262		5.88%, 05/01/2023	630		657
US Foods Inc				6.38%, 01/15/2015	1,058		1,140
8.50%, 06/30/2019(d)	385	401		6.50%, 02/15/2020	2,975		3,310
		$9,512		7.05%, 12/01/2027	465		456
				7.50%, 02/15/2022	3,605		4,164
Forest Products & Paper - 0.40%				7.50%, 12/15/2023	1,285		1,343
Abitibi Unsecured Notes Claims				7.69%, 06/15/2025	1,430		1,501
0.00%, 04/20/2013(a),(c)	533	—		7.88%, 02/15/2020	865		959
0.00%, 06/20/2013(a),(c)	780	1		8.00%, 10/01/2018	1,200		1,398
0.00%, 04/01/2015(a),(c)	2,313	3		8.50%, 04/15/2019	2,378		2,645
0.00%, 04/01/2028(a),(c)	320	—

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Healthcare - Services (continued)				Home Builders (continued)
Health Management Associates Inc				Toll Brothers Finance Corp
6.13%, 04/15/2016	$500	$550		5.88%, 02/15/2022	$752		$855
7.38%, 01/15/2020	2,240	2,461					$15,450
IASIS Healthcare LLC / IASIS Capital Corp
8.38%, 05/15/2019	190	193		Insurance - 1.02%
MultiPlan Inc				American International Group Inc
9.88%, 09/01/2018(d)	1,350	1,505		8.18%, 05/15/2068	3,698		4,807
National Mentor Holdings Inc				Hub International Ltd
12.50%, 02/15/2018(d)	370	390		8.13%, 10/15/2018(d)	602		623
Tenet Healthcare Corp				Liberty Mutual Group Inc
4.50%, 04/01/2021(d),(g)	1,940	1,909		7.80%, 03/07/2087(d)	1,666		1,891
4.75%, 06/01/2020(d)	1,175	1,182		10.75%, 06/15/2088(d),(f)	2,703		4,108
6.25%, 11/01/2018	3,475	3,814		Onex USI Acquisition Corp
				7.75%, 01/15/2021(d)	741		726
6.75%, 02/01/2020	1,290	1,348		Prudential Financial Inc
8.00%, 08/01/2020	1,229	1,337		5.63%, 06/15/2043 (f)	788		813
8.88%, 07/01/2019	2,800	3,164		XL Group PLC
10.00%, 05/01/2018	125	145		6.50%, 12/31/2049(f)	1,220		1,173
United Surgical Partners International Inc
9.00%, 04/01/2020	3,610	4,052					$14,141
Universal Health Services Inc				Internet - 0.33%
7.13%, 06/30/2016	425	487		CyrusOne LP / CyrusOne Finance Corp
Vanguard Health Holding Co II LLC /				6.38%, 11/15/2022(d)	595		635
Vanguard Holding Co II Inc				eAccess Ltd
7.75%, 02/01/2019(d)	1,825	1,928		8.25%, 04/01/2018(d)	1,124		1,262
Vanguard Health Holding Co II				Equinix Inc
LLC/Vanguard Holding Co II Inc				7.00%, 07/15/2021	465		519
7.75%, 02/01/2019	1,815	1,917		8.13%, 03/01/2018	680		746
		$72,049		Netflix Inc
				5.38%, 02/01/2021(d),(g)	629		626
Holding Companies - Diversified - 0.12%
Alphabet Holding Co Inc				Zayo Group LLC / Zayo Capital Inc
7.75%, 11/01/2017(d)	895	926		8.13%, 01/01/2020	350		390
Boart Longyear Management Pty Ltd				10.13%, 07/01/2020	365		424
7.00%, 04/01/2021(d)	650	673					$4,602
		$1,599		Iron & Steel - 1.79%
Home Builders - 1.12%				AK Steel Corp
Brookfield Residential Properties Inc				8.38%, 04/01/2022	600		549
6.50%, 12/15/2020(d)	500	528		8.75%, 12/01/2018(d)	480		521
DR Horton Inc				APERAM
				7.75%, 04/01/2018(d)	1,050		1,008
4.38%, 09/15/2022	1,824	1,815		ArcelorMittal
5.63%, 01/15/2016	75	81		5.00%, 02/25/2017(f)	1,500		1,536
K Hovnanian Enterprises Inc				5.75%, 08/05/2020(f)	6,268		6,573
7.25%, 10/15/2020(d)	550	605
9.13%, 11/15/2020(d)	250	276		6.00%, 03/01/2021(f)	390		410
11.88%, 10/15/2015	475	524		6.13%, 06/01/2018	1,390		1,484
KB Home				6.50%, 02/25/2022	3,015		3,316
7.50%, 09/15/2022	640	717		7.50%, 10/15/2039	2,525		2,550
				10.35%, 06/01/2019(f)	2,275		2,857
9.10%, 09/15/2017	180	212
Lennar Corp				Commercial Metals Co
4.75%, 12/15/2017	2,770	2,901		7.35%, 08/15/2018	500		551
4.75%, 11/15/2022(d)	525	514		Ryerson Inc / Joseph T Ryerson & Son Inc
				9.00%, 10/15/2017(d)	620		666
6.95%, 06/01/2018	515	579		Steel Dynamics Inc
12.25%, 06/01/2017	460	618		6.13%, 08/15/2019 (d)	390		421
M/I Homes Inc				6.38%, 08/15/2022(d)	520		562
8.63%, 11/15/2018	1,025	1,127
MDC Holdings Inc				7.63%, 03/15/2020	500		557
6.00%, 01/15/2043	237	236		United States Steel Corp
Meritage Homes Corp				7.38%, 04/01/2020	525		558
7.00%, 04/01/2022	397	438		7.50%, 03/15/2022	570		604
7.15%, 04/15/2020	216	239					$24,723
Standard Pacific Corp				Leisure Products & Services - 0.06%
8.38%, 05/15/2018	790	932		Sabre Inc
8.38%, 01/15/2021	985	1,172		8.50%, 05/15/2019(d)	450		484
10.75%, 09/15/2016	666	828		Viking Cruises Ltd
Taylor Morrison Communities Inc / Monarch				8.50%, 10/15/2022(d)	262		289
Communities Inc							$773
7.75%, 04/15/2020(d)	40	43
7.75%, 04/15/2020(d)	195	210

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Lodging - 2.63%				Media (continued)
Boyd Acquisition Sub LLC/Boyd Acquisition				CCO Holdings LLC / CCO Holdings Capital
Finance Corp				Corp (continued)
8.38%, 02/15/2018(d)	$2,395	$2,497		6.50%, 04/30/2021	$1,381	$1,478
Boyd Gaming Corp				6.63%, 01/31/2022	317	346
7.13%, 02/01/2016	665	665		7.00%, 01/15/2019	385	416
Caesars Entertainment Operating Co Inc				7.25%, 10/30/2017	505	548
8.50%, 02/15/2020	1,325	1,332		7.88%, 04/30/2018	210	224
9.00%, 02/15/2020(d)	1,935	1,968		8.13%, 04/30/2020	3,380	3,795
11.25%, 06/01/2017	480	514		Cengage Learning Acquisitions Inc
Caesars Operating Escrow LLC / Caesars				11.50%, 04/15/2020(d)	805	640
Escrow Corp				Cequel Communications Holdings I LLC /
9.00%, 02/15/2020(d)	760	773		Cequel Capital Corp
CityCenter Holdings LLC / CityCenter				6.38%, 09/15/2020(d)	2,908	3,046
Finance Corp				8.63%, 11/15/2017(d)	2,011	2,152
7.63%, 01/15/2016	2,750	2,967		Clear Channel Communications Inc
10.75%, 01/15/2017	1,150	1,269		5.50%, 09/15/2014	1,900	1,824
Downstream Development Authority of the				9.00%, 12/15/2019(d)	80	76
Quapaw Tribe of Oklahoma				10.75%, 08/01/2016	1,600	1,240
10.50%, 07/01/2019(d)	640	709		Clear Channel Worldwide Holdings Inc
Mandalay Resort Group				6.50%, 11/15/2022(d)	1,263	1,332
7.63%, 07/15/2013	700	716		6.50%, 11/15/2022(d)	4,362	4,646
MCE Finance Ltd				7.63%, 03/15/2020	3,005	3,140
5.00%, 02/15/2021(b),(d),(g)	650	649		7.63%, 03/15/2020	150	155
MGM Resorts International				CSC Holdings LLC
6.63%, 12/15/2021	3,530	3,636		6.75%, 11/15/2021	3,910	4,398
6.75%, 10/01/2020(d)	4,455	4,678		7.63%, 07/15/2018	1,050	1,223
7.63%, 01/15/2017	2,225	2,439		8.63%, 02/15/2019	100	120
7.75%, 03/15/2022	4,110	4,480		Cumulus Media Holdings Inc
8.63%, 02/01/2019	340	388		7.75%, 05/01/2019	2,975	2,968
10.00%, 11/01/2016	2,730	3,221		DISH DBS Corp
Seminole Hard Rock Entertainment Inc				4.63%, 07/15/2017	920	961
2.81%, 03/15/2014(d),(f)	1,250	1,247		5.00%, 03/15/2023(d)	3,895	3,847
Studio City Finance Ltd				5.88%, 07/15/2022	7,787	8,273
8.50%, 12/01/2020(d)	1,175	1,294		6.75%, 06/01/2021	7,945	8,898
Wynn Las Vegas LLC / Wynn Las Vegas				7.13%, 02/01/2016	270	301
Capital Corp				7.75%, 05/31/2015	850	950
7.75%, 08/15/2020	811	914		7.88%, 09/01/2019	535	633
		$36,356		Gannett Co Inc
				7.13%, 09/01/2018	4,780	5,210
Machinery - Construction & Mining - 0.16%				9.38%, 11/15/2017	855	938
Terex Corp				Gray Television Inc
6.00%, 05/15/2021	1,105	1,158		7.50%, 10/01/2020(d)	660	686
6.50%, 04/01/2020	950	1,009		Harron Communications LP/Harron Finance
		$2,167		Corp
Machinery - Diversified - 0.50%				9.13%, 04/01/2020(d)	465	510
Case New Holland Inc				Media General Inc
7.88%, 12/01/2017	3,580	4,233		11.75%, 02/15/2017	1,250	1,431
Cleaver-Brooks Inc				Mediacom Broadband LLC / Mediacom
8.75%, 12/15/2019(d)	190	204		Broadband Corp
Columbus McKinnon Corp/NY				6.38%, 04/01/2023(d)	195	199
7.88%, 02/01/2019	750	804		Mediacom LLC / Mediacom Capital Corp
Liberty Tire Recycling				7.25%, 02/15/2022	200	218
11.00%, 10/01/2016(d)	244	232		9.13%, 08/15/2019	673	747
Manitowoc Co Inc/The				Nexstar Broadcasting Inc
8.50%, 11/01/2020	1,160	1,305		6.88%, 11/15/2020(d)	325	339
SPL Logistics Escrow LLC / SPL Logistics				Nexstar Broadcasting Inc / Mission
Finance Corp				Broadcasting Inc
8.88%, 08/01/2020(d)	140	150		8.88%, 04/15/2017	300	331
				Quebecor Media Inc
		$6,928		5.75%, 01/15/2023 (d)	690	723
Media- 6.46%				Quebecor World PLC
AMC Networks Inc				0.00%, 11/15/2013(a),(b),(c)	1,075	—
7.75%, 07/15/2021	1,000	1,143		0.00%, 01/15/2015(a),(b),(c)	480	—
Cablevision Systems Corp				0.00%, 08/01/2027(a),(b),(c)	830	—
5.88%, 09/15/2022	1,034	1,017		Sinclair Television Group Inc
8.00%, 04/15/2020	880	994		6.13%, 10/01/2022(d)	1,010	1,078
CCO Holdings LLC / CCO Holdings Capital				Sirius XM Radio Inc
Corp				8.75%, 04/01/2015(d)	1,030	1,166
5.13%, 02/15/2023	1,386	1,366
5.25%, 09/30/2022	275	272

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Media (continued)				Oil & Gas (continued)
Unitymedia Hessen GmbH & Co KG /				Bill Barrett Corp (continued)
Unitymedia NRW GmbH				7.63%, 10/01/2019	$725	$763
5.50%, 01/15/2023(d)	$745	$760		9.88%, 07/15/2016	500	539
Univision Communications Inc				Bluewater Holding BV
6.75%, 09/15/2022(d)	1,650	1,724		3.30%, 07/17/2014(d),(f)	1,400	1,320
6.88%, 05/15/2019(d)	3,100	3,256		Calumet Specialty Products Partners
7.88%, 11/01/2020(d)	2,000	2,165		LP/Calumet Finance Corp
8.50%, 05/15/2021(d)	2,292	2,441		9.38%, 05/01/2019	166	182
XM Satellite Radio Inc				9.63%, 08/01/2020(d)	712	796
7.63%, 11/01/2018(d)	2,750	3,053		Chesapeake Energy Corp
		$89,397		6.13%, 02/15/2021	1,968	2,105
				6.50%, 08/15/2017	2,200	2,426
Metal Fabrication & Hardware - 0.01%				6.63%, 08/15/2020	2,175	2,387
Wolverine Tube Inc				6.88%, 08/15/2018	365	387
6.00%, PIK 6.00%, 06/28/2014(b),(c),(e)	193	183
				Chesapeake Oilfield Operating LLC /
				Chesapeake Oilfield Finance Inc
Mining - 1.56%				6.63%, 11/15/2019(d)	575	569
Coeur d'Alene Mines Corp				Cimarex Energy Co
7.88%, 02/01/2021(d)	214	219		5.88%, 05/01/2022	2,992	3,202
FMG Resources August 2006 Pty Ltd				Citgo Petroleum Corp
6.00%, 04/01/2017(d)	4,013	4,123		11.50%, 07/01/2017(d)	825	957
6.38%, 02/01/2016(d)	960	989		Comstock Resources Inc
6.88%, 02/01/2018(d)	1,033	1,072		7.75%, 04/01/2019	550	568
6.88%, 04/01/2022(d)	3,633	3,760		8.38%, 10/15/2017	700	742
7.00%, 11/01/2015(d)	1,600	1,668		9.50%, 06/15/2020	851	919
8.25%, 11/01/2019(d)	2,150	2,306		Concho Resources Inc
Inmet Mining Corp				5.50%, 10/01/2022	243	258
7.50%, 06/01/2021(d)	380	409		5.50%, 04/01/2023	1,142	1,205
Noranda Aluminum Acquisition Corp				6.50%, 01/15/2022	1,115	1,215
4.52%, 05/15/2015(f)	1,499	1,427		7.00%, 01/15/2021	975	1,077
Novelis Inc/GA				Continental Resources Inc/OK
8.75%, 12/15/2020	2,000	2,260		5.00%, 09/15/2022	985	1,049
Prince Mineral Holding Corp				7.13%, 04/01/2021	500	565
11.50%, 12/15/2019(d)	325	352		7.38%, 10/01/2020	875	989
Vulcan Materials Co				CVR Refining LLC / Coffeyville Finance Inc
7.50%, 06/15/2021	2,540	2,946		6.50%, 11/01/2022(d)	816	822
		$21,531		Energy XXI Gulf Coast Inc
				7.75%, 06/15/2019	450	488
Miscellaneous Manufacturing - 0.48%				9.25%, 12/15/2017	425	484
Bombardier Inc				EP Energy LLC / EP Energy Finance Inc
4.25%, 01/15/2016(d)	1,090	1,123		9.38%, 05/01/2020	9,719	10,885
6.13%, 01/15/2023(d)	2,023	2,058		EP Energy LLC / Everest Acquisition Finance
JB Poindexter & Co Inc				Inc
9.00%, 04/01/2022(d)	1,299	1,354		6.88%, 05/01/2019	330	357
JM Huber Corp				7.75%, 09/01/2022	1,962	2,109
9.88%, 11/01/2019(d)	435	487		EPE Holdings LLC / EP Energy Bond Co Inc
Trinseo Materials Operating SCA / Trinseo				8.13%, PIK 8.88%, 12/15/2017(d),(e)	2,293	2,316
Materials Finance Inc				EXCO Resources Inc
8.75%, 02/01/2019(d)	1,653	1,637		7.50%, 09/15/2018	4,785	4,534
		$6,659		Forest Oil Corp
Mortgage Backed Securities - 0.36%				7.25%, 06/15/2019	990	992
				7.50%, 09/15/2020(d)	4,111	4,378
Banc of America Large Loan Trust 2010-
HLTN				Hilcorp Energy I LP / Hilcorp Finance Co
2.51%, 11/15/2015(d),(f)	4,993	4,999		7.63%, 04/15/2021(d)	1,081	1,178
				8.00%, 02/15/2020(d)	1,150	1,274
				Laredo Petroleum Inc
Office & Business Equipment - 0.07%				7.38%, 05/01/2022	480	520
CDW LLC / CDW Finance Corp				Linn Energy LLC / Linn Energy Finance
8.50%, 04/01/2019	900	997		Corp
				6.25%, 11/01/2019(d)	2,500	2,494
Oil & Gas - 9.17%				7.75%, 02/01/2021	2,155	2,306
Alta Mesa Holdings LP / Alta Mesa Finance				8.63%, 04/15/2020	3,065	3,379
Services Corp				MEG Energy Corp
				6.38%, 01/30/2023(d)	172	179
9.63%, 10/15/2018	575	604
9.63%, 10/15/2018(d)	267	280		Midstates Petroleum Co Inc / Midstates
Antero Resources Finance Corp				Petroleum Co LLC
6.00%, 12/01/2020(d)	1,587	1,637		10.75%, 10/01/2020(d)	442	482
Bill Barrett Corp				Newfield Exploration Co
7.00%, 10/15/2022	1,175	1,210		5.63%, 07/01/2024	1,529	1,644

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)					Oil & Gas Services (continued)
Newfield Exploration Co	(continued)				Hiland Partners LP / Hiland Partners Finance
5.75%, 01/30/2022		$2,885	$3,173		Corp
6.88%, 02/01/2020		500	541		7.25%, 10/01/2020(d)	$1,335		$1,445
7.13%, 05/15/2018		300	313		Key Energy Services Inc
NFR Energy LLC / NFR Energy Finance					6.75%, 03/01/2021	2,209		2,220
Corp					6.75%, 03/01/2021(d)	175		175
9.75%, 02/15/2017		1,000	1,000		Oil States International Inc
Ocean Rig UDW Inc					5.13%, 01/15/2023(d)	295		299
9.50%, 04/27/2016(d)		600	624		6.50%, 06/01/2019	1,550		1,655
PBF Holding Co LLC / PBF Finance Corp					Petroleum Geo-Services ASA
8.25%, 02/15/2020(d)		1,346	1,454		7.38%, 12/15/2018(d)	523		570
Plains Exploration & Production Co					Pioneer Energy Services Corp
6.13%, 06/15/2019		820	904		9.88%, 03/15/2018	800		868
6.50%, 11/15/2020		2,300	2,545		Trinidad Drilling Ltd
6.63%, 05/01/2021		1,360	1,504		7.88%, 01/15/2019(d)	1,125		1,198
6.75%, 02/01/2022		3,325	3,745					$8,581
6.88%, 02/15/2023		1,380	1,579
7.63%, 06/01/2018		1,665	1,752		Packaging & Containers - 1.67%
8.63%, 10/15/2019		2,030	2,314		Ardagh Packaging Finance PLC
					7.38%, 10/15/2017(d)	1,550		1,705
Precision Drilling Corp					9.13%, 10/15/2020(d)	1,400		1,536
6.50%, 12/15/2021		435	467
6.63%, 11/15/2020		740	790		Ardagh Packaging Finance PLC / Ardagh MP
QEP Resources Inc					Holdings USA Inc
					4.88%, 11/15/2022(d)	200		199
5.25%, 05/01/2023		409	429		7.00%, 11/15/2020(d)	375		378
5.38%, 10/01/2022		1,125	1,198		9.13%, 10/15/2020(d)	197		215
6.88%, 03/01/2021		1,375	1,592
Range Resources Corp					Ball Corp
5.00%, 08/15/2022		630	662		5.75%, 05/15/2021	390		418
5.75%, 06/01/2021		2,740	2,932		Berry Plastics Corp
6.75%, 08/01/2020		85	93		8.25%, 11/15/2015	315		329
8.00%, 05/15/2019		185	205		9.50%, 05/15/2018	1,176		1,314
Samson Investment Co					9.75%, 01/15/2021	9,385		11,004
9.75%, 02/15/2020(d)		2,435	2,590		Constar International
					11.00%, PIK 9.90%, 12/31/2017(b),(e)	784		415
SandRidge Energy Inc
7.50%, 03/15/2021		1,460	1,548		Crown Americas LLC / Crown Americas
7.50%, 02/15/2023		1,285	1,365		Capital Corp II
8.00%, 06/01/2018(d)		2,510	2,635		7.63%, 05/15/2017	685		725
Seadrill Ltd					Crown Americas LLC / Crown Americas
5.63%, 09/15/2017(d)		357	361		Capital Corp IV
					4.50%, 01/15/2023(d)	937		923
6.50%, 10/05/2015		700	733
Shelf Drilling Holdings Ltd					Owens-Brockway Glass Container Inc
8.63%, 11/01/2018(d)		485	512		7.38%, 05/15/2016	1,685		1,938
Sidewinder Drilling Inc					Sealed Air Corp
9.75%, 11/15/2019(d)		333	334		6.50%, 12/01/2020(d)	500		553
					8.13%, 09/15/2019(d)	750		853
SM Energy Co					8.38%, 09/15/2021(d)	500		574
6.50%, 11/15/2021		1,070	1,140		Smurfit-Stone Container Enterprises Inc
6.50%, 01/01/2023		250	266		0.00%, 03/15/2017 (a),(c)	2,475		6
6.63%, 02/15/2019		1,433	1,515
Stone Energy Corp								$23,085
7.50%, 11/15/2022		918	991		Pharmaceuticals - 1.30%
Swift Energy Co					Elan Finance PLC / Elan Finance Corp
7.13%, 06/01/2017		750	767		6.25%, 10/15/2019(d)	1,497		1,602
7.88%, 03/01/2022(d)		900	945		Endo Health Solutions Inc
7.88%, 03/01/2022		365	383		7.00%, 07/15/2019	1,560		1,700
8.88%, 01/15/2020		392	425		7.00%, 12/15/2020	700		760
Unit Corp					7.25%, 01/15/2022	150		164
6.63%, 05/15/2021		2,600	2,698		Omnicare Inc
Vanguard Natural Resources LLC/VNR					7.75%, 06/01/2020	1,225		1,372
Finance Corp					Sky Growth Acquisition Corp
7.88%, 04/01/2020		625	658		7.38%, 10/15/2020(d)	305		311
W&T Offshore Inc					Valeant Pharmaceuticals International
8.50%, 06/15/2019		1,729	1,850		6.38%, 10/15/2020(d)	805		831
WPX Energy Inc					6.75%, 10/01/2017(d)	1,940		2,061
5.25%, 01/15/2017		2,486	2,598		6.75%, 08/15/2021(d)	600		628
6.00%, 01/15/2022		3,573	3,841		6.88%, 12/01/2018(d)	750		795
			$126,743		7.00%, 10/01/2020(d)	750		795
					7.25%, 07/15/2022(d)	875		941
Oil & Gas Services - 0.62%
Basic Energy Services Inc
7.75%, 10/15/2022		154	151

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Pharmaceuticals (continued)				Real Estate (continued)
VPI Escrow Corp				Kennedy-Wilson Inc
6.38%, 10/15/2020(d)	$5,860	$6,080		8.75%, 04/01/2019	$705		$747
		$18,040		Mattamy Group Corp
				6.50%, 11/15/2020(d)	1,186		1,195
Pipelines - 3.13%				Realogy Group LLC
Access Midstream Partners LP / ACMP				7.63%, 01/15/2020(d)	1,305		1,481
Finance Corp							$4,554
4.88%, 05/15/2023	2,242	2,231
5.88%, 04/15/2021	700	740		REITS- 0.60%
6.13%, 07/15/2022	4,068	4,323		CNL Lifestyle Properties Inc
Atlas Pipeline Partners LP / Atlas Pipeline				7.25%, 04/15/2019	550		546
Finance Corp				Felcor Lodging LP
5.88%, 08/01/2023(d),(g)	729	727		6.75%, 06/01/2019	325		349
6.63%, 10/01/2020(d)	337	354		Host Hotels & Resorts LP
Crestwood Midstream Partners LP / Crestwood				4.75%, 03/01/2023	600		628
Midstream Finance Corp				5.88%, 06/15/2019	1,560		1,695
7.75%, 04/01/2019(d)	400	418		Omega Healthcare Investors Inc
El Paso LLC				6.75%, 10/15/2022	2,840		3,103
7.00%, 06/15/2017	285	327		7.50%, 02/15/2020	825		905
7.25%, 06/01/2018	1,140	1,324		Weyerhaeuser Co
7.75%, 01/15/2032	775	911		8.50%, 01/15/2025	799		1,041
7.80%, 08/01/2031	3,670	4,282					$8,267
Energy Transfer Equity LP
7.50%, 10/15/2020	2,875	3,313		Retail - 4.55%
Genesis Energy LP / Genesis Energy Finance				99 Cents Only Stores
Corp				11.00%, 12/15/2019	801		918
7.88%, 12/15/2018	625	675		AmeriGas Finance LLC/AmeriGas Finance
Holly Energy Partners LP/Holly Energy				Corp
Finance Corp				6.75%, 05/20/2020	2,955		3,206
6.50%, 03/01/2020(d)	325	348		7.00%, 05/20/2022	3,105		3,400
8.25%, 03/15/2018(c)	500	540		AmeriGas Partners LP/AmeriGas Finance
Inergy Midstream LP / NRGM Finance Corp				Corp
6.00%, 12/15/2020(d)	270	279		6.25%, 08/20/2019	1,125		1,192
Kinder Morgan Finance Co LLC				CKE Inc
6.00%, 01/15/2018(d)	1,040	1,147		10.50%, PIK 11.25%, 03/14/2016(d),(e)	260		276
Kinder Morgan Finance Co ULC				CKE Restaurants Inc
5.70%, 01/05/2016	995	1,091		11.38%, 07/15/2018	755		880
MarkWest Energy Partners LP / MarkWest				Claire's Stores Inc
Energy Finance Corp				8.88%, 03/15/2019	2,822		2,766
				9.00%, 03/15/2019(d)	2,586		2,832
4.50%, 07/15/2023	4,937	4,912
5.50%, 02/15/2023	1,500	1,582		DineEquity Inc
6.25%, 06/15/2022	540	586		9.50%, 10/30/2018	510		580
6.75%, 11/01/2020	865	947		Ferrellgas LP / Ferrellgas Finance Corp
8.75%, 04/15/2018	2,685	2,833		6.50%, 05/01/2021	1,263		1,276
NGPL PipeCo LLC				9.13%, 10/01/2017	2,200		2,376
9.63%, 06/01/2019(d)	270	312		Gymboree Corp
Regency Energy Partners LP / Regency Energy				9.13%, 12/01/2018	500		470
Finance Corp				Jo-Ann Stores Holdings Inc
				9.75%, PIK 10.50%, 10/15/2019(d),(e)	600		612
5.50%, 04/15/2023	610	647		Neebo Inc
6.50%, 07/15/2021	1,250	1,366		15.00%, 06/30/2016(b),(c),(d)	299		275
6.88%, 12/01/2018	2,380	2,576
Rockies Express Pipeline LLC				New Albertsons Inc
6.00%, 01/15/2019(d)	500	490		7.45%, 08/01/2029	470		323
Sabine Pass Liquefaction LLC				8.00%, 05/01/2031	458		318
5.63%, 02/01/2021(d),(g)	970	974		8.70%, 05/01/2030	72		53
Targa Resources Partners LP / Targa				Party City Holdings Inc
				8.88%, 08/01/2020(d)	2,372		2,562
Resources Partners Finance Corp
5.25%, 05/01/2023(d)	860	894		Radio Systems Corp
6.38%, 08/01/2022(d)	400	438		8.38%, 11/01/2019(d)	712		756
6.88%, 02/01/2021	625	684		Real Mex Restaurants Inc
				19.00%, 03/21/2016(b),(c)	311		311
7.88%, 10/15/2018	486	532		11.00%, 03/21/2016(b),(c)	186		186
Tesoro Logistics LP / Tesoro Logistics Finance
Corp				Rite Aid Corp
5.88%, 10/01/2020(d)	473	494		7.50%, 03/01/2017	1,250		1,278
		$43,297		8.00%, 08/15/2020	2,243		2,557
				9.25%, 03/15/2020	1,245		1,385
Real Estate - 0.33%				9.50%, 06/15/2017	5,150		5,376
CBRE Services Inc				10.25%, 10/15/2019	740		851
6.63%, 10/15/2020	1,035	1,131		Sears Holdings Corp
				6.63%, 10/15/2018	10,238		9,700

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Retail (continued)				Telecommunications (continued)
Shearer's Foods LLC / Chip Fin Corp				Clearwire Communications LLC/Clearwire
9.00%, 11/01/2019(d)	$342	$367		Finance Inc
Suburban Propane Partners LP/Suburban				12.00%, 12/01/2015(d)	$1,767	$1,915
Energy Finance Corp				Cricket Communications Inc
7.38%, 08/01/2021	1,073	1,170		7.75%, 10/15/2020	2,973	3,084
7.50%, 10/01/2018	2,968	3,205		Crown Castle International Corp
Tops Holding Corp / Tops Markets LLC				5.25%, 01/15/2023(d)	1,056	1,109
8.88%, 12/15/2017(d)	750	806		DigitalGlobe Inc
Toys R US - Delaware Inc				5.25%, 02/01/2021(d)	695	693
7.38%, 09/01/2016(d)	1,500	1,537		Frontier Communications Corp
Toys R Us Property Co I LLC				7.13%, 01/15/2023	548	582
10.75%, 07/15/2017	4,670	5,020		8.25%, 05/01/2014	2	2
Toys R Us Property Co II LLC				8.50%, 04/15/2020	770	889
8.50%, 12/01/2017	3,925	4,131		8.75%, 04/15/2022	270	313
		$62,951		9.00%, 08/15/2031	2,885	3,130
				9.25%, 07/01/2021	500	590
Semiconductors - 0.53%				Goodman Networks Inc
Advanced Micro Devices Inc				13.12%, 07/01/2018(d),(f)	960	1,066
7.75%, 08/01/2020	705	601		Hughes Satellite Systems Corp
Amkor Technology Inc				6.50%, 06/15/2019	1,735	1,917
6.38%, 10/01/2022	425	427		Integra Telecom Holdings Inc
6.63%, 06/01/2021	626	640		10.75%, 04/15/2016(d)	1,420	1,498
7.38%, 05/01/2018	568	598		Intelsat Jackson Holdings SA
Freescale Semiconductor Inc				6.63%, 12/15/2022(d)	380	386
8.05%, 02/01/2020	1,735	1,787		7.25%, 04/01/2019	220	236
9.25%, 04/15/2018(d)	3,035	3,339		7.25%, 10/15/2020(d)	770	824
		$7,392		7.25%, 10/15/2020	2,100	2,247
Software - 1.78%				7.50%, 04/01/2021	1,150	1,248
Fidelity National Information Services Inc				Intelsat Luxembourg SA
7.63%, 07/15/2017	1,510	1,631		11.50%, 02/04/2017	7,825	8,294
7.88%, 07/15/2020	610	690		11.25%, 02/04/2017	1,000	1,060
First Data Corp				iPCS Inc
6.75%, 11/01/2020(d)	4,540	4,665		2.44%, 05/01/2013(f)	550	550
7.38%, 06/15/2019(d)	1,300	1,368		Level 3 Communications Inc
8.25%, 01/15/2021(d)	2,248	2,316		8.88%, 06/01/2019(d)	845	919
8.75%, PIK 10.00%, 01/15/2022(d),(e)	1,145	1,191		11.88%, 02/01/2019	500	580
9.88%, 09/24/2015	85	87		Level 3 Financing Inc
12.63%, 01/15/2021	1,722	1,834		7.00%, 06/01/2020 (d)	925	980
11.25%, 01/15/2021(d),(g)	1,442	1,445		8.13%, 07/01/2019	4,620	5,036
11.25%, 03/31/2016	4,770	4,746		8.63%, 07/15/2020	2,710	3,035
IMS Health Inc				9.38%, 04/01/2019	1,425	1,610
6.00%, 11/01/2020(d)	520	542		10.00%, 02/01/2018	3,380	3,760
Infor US Inc				MetroPCS Wireless Inc
9.38%, 04/01/2019	914	1,033		6.63%, 11/15/2020	2,235	2,369
Nuance Communications Inc				NII Capital Corp
5.38%, 08/15/2020(d)	647	666		7.63%, 04/01/2021	2,388	1,875
Sophia LP / Sophia Finance Inc				8.88%, 12/15/2019	1,445	1,214
9.75%, 01/15/2019(d)	2,215	2,426		Nokia OYJ
		$24,640		5.38%, 05/15/2019	331	317
				6.63%, 05/15/2039	618	578
Telecommunications - 8.77%				PAETEC Holding Corp
Altice Financing SA				9.88%, 12/01/2018	930	1,073
7.88%, 12/15/2019(d)	262	281		Qwest Communications International Inc
Altice Finco SA				7.13%, 04/01/2018	1,120	1,168
9.88%, 12/15/2020(d)	200	219		Qwest Corp
Avaya Inc				6.75%, 12/01/2021	1,060	1,230
7.00%, 04/01/2019(d)	480	458		6.88%, 09/15/2033	3,766	3,775
9.00%, 04/01/2019(d)	900	929		SBA Telecommunications Inc
9.75%, 11/01/2015	788	751		5.75%, 07/15/2020(d)	795	835
Brightstar Corp				Sprint Capital Corp
9.50%, 12/01/2016(d)	955	1,027		6.88%, 11/15/2028	2,655	2,682
CenturyLink Inc				8.75%, 03/15/2032	5,168	6,098
6.45%, 06/15/2021	2,285	2,495		Sprint Nextel Corp
Cincinnati Bell Inc				6.00%, 12/01/2016	5,075	5,468
8.25%, 10/15/2017	400	430		6.00%, 11/15/2022	2,000	2,010
8.38%, 10/15/2020	171	186		7.00%, 03/01/2020(d)	2,239	2,597
8.75%, 03/15/2018	170	180		7.00%, 08/15/2020	2,295	2,484
Citizens Communications Co				9.00%, 11/15/2018(d)	3,261	4,036
7.13%, 03/15/2019	890	975		11.50%, 11/15/2021	374	511

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	CONVERTIBLE BONDS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				Diversified Financial Services - 0.02%
Syniverse Holdings Inc				Somerset Cayuga Holding Co Inc
9.13%, 01/15/2019	$720	$783		20.00%, PIK 3.57%, 06/15/2017(b),(d),(e)	$303		$303
Telesat Canada / Telesat LLC
6.00%, 05/15/2017(d)	900	945
tw telecom holdings inc				Retail - 0.01%
				Real Mex Restaurants Inc
5.38%, 10/01/2022	358	376		1.12%, 03/21/2018(b)	154		154
UPCB Finance III Ltd
6.63%, 07/01/2020(d)	1,335	1,425
UPCB Finance V Ltd				TOTAL CONVERTIBLE BONDS			$583
7.25%, 11/15/2021(d)	450	497		SENIOR FLOATING RATE INTERESTS -	Principal
UPCB Finance VI Ltd				9.72%	Amount (000's)	Value	(000	's)
6.88%, 01/15/2022(d)	510	555		Advertising - 0.25%
Vimpel Communications Via VIP Finance				inVentiv Health Inc, Term Loan B
Ireland Ltd OJSC				7.50%, 08/04/2016(f)	$283		$276
7.75%, 02/02/2021(d)	900	1,031		RH Donnelley Inc, Term Loan D3-EXIT
VimpelCom Holdings BV				9.00%, 10/24/2014(f)	261		185
4.31%, 06/29/2014(d),(f)	500	503		9.00%, 10/24/2014(f)	217		154
6.25%, 03/01/2017(d)	200	214		9.00%, 10/24/2014(f)	75		53
7.50%, 03/01/2022(d)	750	855		Vertis Inc, Term Loan EXIT
Virgin Media Finance PLC				0.00%, 12/31/2015(a),(f)	1,359		415
4.88%, 02/15/2022	558	557		Visant Corp, Term Loan
8.38%, 10/15/2019	444	502		5.25%, 12/22/2016(f)	2,299		2,206
Wind Acquisition Finance SA				5.25%, 12/22/2016(f)	104		100
7.25%, 02/15/2018(d)	1,600	1,684					$3,389
11.75%, 07/15/2017(d)	1,750	1,881
Wind Acquisition Holdings Finance SA				Aerospace & Defense - 0.09%
12.25%, PIK 12.25%, 07/15/2017(d),(e)	757	799		Ducommun Inc, Term Loan B
Windstream Corp				5.50%, 06/30/2017(f)	728		733
6.38%, 08/01/2023(d)	1,821	1,826		Silver II Borrower SCA, Term Loan B
7.50%, 06/01/2022	1,495	1,618		5.00%, 12/05/2019(f)	545		550
7.75%, 10/15/2020	755	821					$1,283
7.75%, 10/01/2021	1,450	1,584		Automobile Manufacturers - 0.65%
7.88%, 11/01/2017	4,690	5,358		Chrysler Group LLC, Term Loan B
8.13%, 08/01/2013	1,170	1,202		6.00%, 05/24/2017(f)	1,121		1,143
8.13%, 09/01/2018	375	412		6.00%, 05/24/2017(f)	4,476		4,563
		$121,232		Navistar Inc, Term Loan B
Transportation - 0.41%				7.00%, 08/16/2017(f)	2,655		2,691
ACL I Corp				Wabash National Corp, Term Loan B
10.63%, PIK 11.38%, 02/15/2016(e)	1,616	1,640		6.00%, 05/04/2019(f)	509		514
Commercial Barge Line Co							$8,911
12.50%, 07/15/2017	994	1,091		Automobile Parts & Equipment - 0.28%
Kansas City Southern de Mexico SA de CV				Goodyear Tire & Rubber Co/The, Term Loan
6.13%, 06/15/2021	487	548		4.75%, 04/12/2019(f)	2,395		2,422
6.63%, 12/15/2020	269	305		Remy International Inc, Term Loan B
Navigator Holdings Ltd				6.25%, 12/17/2016(f)	1,435		1,449
9.00%, 12/18/2017(d)	200	201
Navios Maritime Holdings Inc / Navios							$3,871
Maritime Finance US Inc				Building Materials - 0.01%
8.88%, 11/01/2017	483	477		Roofing Supply Group LLC, Term Loan B
Navios South American Logistics Inc / Navios				5.00%, 05/31/2019(f)	57		58
Logistics Finance US Inc				5.00%, 05/31/2019(f)	67		67
9.25%, 04/15/2019	695	695
Ultrapetrol Bahamas Ltd
9.00%, 11/24/2014	655	652		Chemicals - 0.21%
				AZ Chem US Inc, Term Loan B
		$5,609		7.25%, 12/06/2017(f)	287		293
Trucking & Leasing - 0.02%				7.25%, 12/06/2017(f)	66		68
TRAC Intermodal LLC / TRAC Intermodal				PL Propylene LLC, Term Loan B
Corp				7.00%, 03/29/2017(f)	279		283
11.00%, 08/15/2019(d)	215	228		PolyOne Corp, Term Loan B
				5.00%, 11/02/2017(f)	347		349
TOTAL BONDS		$1,180,095		US Coatings Acquisition Inc, Term Loan B
	Principal			0.00%, 01/18/2020(f),(h)	1,095		1,110
CONVERTIBLE BONDS - 0.04%	Amount (000's)	Value(000	's)	0.00%, 01/18/2020(f),(h)	783		794
							$2,897
Building Materials - 0.01%
US Concrete Inc				Coal- 0.20%
9.50%, 08/31/2015(d)	100	126		Arch Coal Inc, Term Loan
				5.75%, 05/14/2018(f)	1,079		1,106
				5.75%, 05/14/2018(f)	882		905

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Coal (continued)			Entertainment - 0.43%
Patriot Coal Corp, DIP Term Loan			Graton Economic Development Authority,
9.25%, 12/09/2013(f)	$458	$461	Term Loan B
9.25%, 12/09/2013(f)	229	231	9.00%, 08/14/2018(f)	$3,299	$3,414
		$2,703	9.00%, 08/14/2018(f)	325	336
			Greektown Superholdings Inc, Term Loan
Commercial Services - 0.85%			0.00%, 12/18/2018(f),(h)	150	151
BakerCorp International Inc, Term Loan B			Intrawest ULC, Term Loan
5.00%, 05/27/2018(f)	296	297	7.00%, 12/03/2017(f)	345	350
Cenveo Corp, Term Loan B-NEW			7.00%, 12/03/2017(f)	180	183
7.00%, 12/21/2016(f)	670	674
Ceridian Corp, Term Loan B-EXT			Mohegan Tribal Gaming Authority, Term
5.96%, 05/09/2017 (f)	1,580	1,595	Loan
			9.00%, 03/31/2016(f)	925	953
5.96%, 05/09/2017(f)	218	220
			WMG Acquisition Corp, Term Loan B
Emergency Medical Services Corp, Term Loan			5.25%, 10/25/2018(f)	573	582
B					$5,969
5.25%, 05/25/2018(f)	2,056	2,061
Harland Clarke Holdings Corp, Term Loan B-			Environmental Control - 0.11%
NONEXT			ADS Waste Holdings Inc, Term Loan B
2.70%, 04/01/2014(f)	433	423	5.25%, 09/25/2019(f)	1,475	1,487
2.70%, 04/01/2014(f)	316	308
2.70%, 04/01/2014(f)	128	125
2.70%, 04/01/2014(f)	155	151	Food- 0.11%
5.45%, 04/01/2014(f)	108	106	High Liner Foods Inc, Term Loan
			7.00%, 12/19/2017(f)	328	328
5.45%, 04/01/2014(f)	303	296
			7.00%, 12/19/2017(f)	3	4
5.45%, 04/01/2014(f)	206	200
5.45%, 04/01/2014(f)	90	88	SUPERVALU Inc, Term Loan B
			8.00%, 08/10/2018(f)	1,152	1,172
Interactive Data Corp, Term Loan
4.50%, 02/11/2018(f)	295	296			$1,504
Monitronics International Inc, Term Loan B			Healthcare - Products - 0.08%
5.50%, 03/16/2018(f)	1,646	1,660	Hologic Inc, Term Loan B
Pharmaceutical Product Development Inc,			4.50%, 04/29/2019(f)	1,083	1,095
Term Loan
6.25%, 11/18/2018(f)	2,921	2,944
St George's University, Term Loan			Healthcare - Services - 0.37%
8.50%, 12/14/2017(f)	300	297	DaVita HealthCare Partners Inc, Term Loan
		$11,741	B2
			4.00%, 08/21/2019(f)	2,165	2,186
Computers - 0.02%			United Surgical Partners International Inc,
CDW LLC, Term Loan B-EXT			Term Loan B
4.00%, 07/15/2017(f)	296	298	6.00%, 03/19/2019(f)	2,165	2,183
			US Renal Care Inc, Term Loan B
			6.25%, 07/02/2019(f)	249	253
Diversified Financial Services - 0.45%			Vanguard Health Holding Co II LLC, Term
Ocwen Financial Corp, Term Loan B
7.00%, 09/01/2016(f)	700	710	Loan B
			5.00%, 01/29/2016(f)	491	496
Springleaf Financial Funding Co, Term Loan
5.50%, 05/28/2017(f)	4,600	4,611			$5,118
Walter Investment Management Corp, Term			Internet - 0.04%
Loan B			Zayo Group LLC, Term Loan B
0.00%, 11/15/2017(f),(h)	852	865	5.25%, 03/18/2019(f)	585	593
		$6,186	5.25%, 03/18/2019(f)	1	1
Electric - 0.54%
Calpine Corp, Term Loan B			Lodging - 0.78%
4.50%, 04/01/2018(f)	2,114	2,137	Caesars Entertainment Operating Co Inc, Term
Texas Competitive Electric Holdings Co LLC,			Loan B1
Term Loan EXT			3.20%, 01/28/2015(f)	467	463
4.71%, 10/10/2017(f)	2,804	1,849	Caesars Entertainment Operating Co Inc, Term
4.81%, 10/10/2017(f)	587	387	Loan B2
4.81%, 10/10/2017(f)	848	559	3.20%, 01/28/2015(f)	52	52
Texas Competitive Electric Holdings Co LLC,			Caesars Entertainment Operating Co Inc, Term
Term Loan NON-EXT			Loan B3
3.71%, 10/10/2014(f)	2,242	1,680	3.20%, 01/28/2015(f)	129	128
3.81%, 10/10/2014(f)	469	352	3.31%, 01/28/2015(f)	1	1
3.81%, 10/10/2014(f)	678	508	Caesars Entertainment Operating Co Inc, Term
		$7,472	Loan B5
			4.45%, 01/28/2018(f)	1,279	1,162
Electronics - 0.01%			Caesars Entertainment Operating Co Inc, Term
Sensus USA Inc, Term Loan			Loan B6
8.50%, 05/11/2018(f)	150	151	5.45%, 01/28/2018(f)	4,069	3,772

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	(continued)	Amount (000's)	Value (000's)
Lodging (continued)			Oil & Gas (continued)
MGM Resorts International, Term Loan B			NFR Energy LLC, Term Loan
4.25%, 12/13/2019(f)	$2,710	$2,747	8.75%, 01/18/2018(f)	$564	$572
ROC Finance LLC, Term Loan			8.75%, 01/18/2018(f)	103	104
0.00%, 08/19/2017(f),(h)	75	77			$12,993
0.00%, 09/19/2017(f),(h)	45	46
8.50%, 08/19/2017(f)	330	340	Pharmaceuticals - 0.19%
Station Casinos LLC, Term Loan B2			Aptalis Pharma Inc, Delay-Draw Term Loan
4.21%, 07/17/2016(f)	2,089	2,052	B-DD
			5.50%, 02/10/2017(f)	1,370	1,380
		$10,840	5.50%, 02/10/2017(f)	148	149
Machinery - Diversified - 0.06%			Valeant Pharmaceuticals International Inc,
Edwards Cayman Islands II Ltd, Term Loan			Term Loan B
5.50%, 05/31/2016(f)	356	357	4.25%, 09/27/2019(f)	1,110	1,126
Intelligrated Inc, Term Loan					$2,655
6.75%, 07/18/2019(f)	524	532
		$889	Pipelines - 0.08%
			NGPL PipeCo LLC, Term Loan B
Media- 0.91%			6.75%, 05/04/2017(f)	1,128	1,156
Barrington Broadcasting Group LLC, Term
Loan B
7.50%, 06/14/2017(f)	531	534	Real Estate - 0.35%
7.50%, 06/14/2017(f)	70	71	Realogy Group LLC, SYNTH LOC Term
			Loan EXT
Cengage Learning Acquisitions Inc, Term			4.40%, 10/10/2016(f)	60	61
Loan EXT
5.71%, 07/05/2017(f)	264	192	Realogy Group LLC, SYNTH LOC Term
			Loan NONEXT
Charter Communications Operating LLC,			3.21%, 10/10/2013(f)	4	3
Term Loan D
4.00%, 04/04/2019(f)	2,256	2,287	Realogy Group LLC, Term Loan B-EXT
			4.46%, 10/10/2016(f)	3,825	3,850
Clear Channel Communications Inc, Term			4.46%, 10/10/2016(f)	921	927
Loan B
3.85%, 01/29/2016(f)	3,681	3,182			$4,841
Entercom Radio LLC, Term Loan B			Retail - 0.44%
5.00%, 11/23/2018(f)	400	406	Collective Brands Inc, Term Loan B
5.00%, 11/23/2018(f)	45	46	7.25%, 08/18/2014(f)	175	177
6.00%, 11/23/2018(f)	5	5	FOCUS Brands Inc, Term Loan B
Gray Television Inc, Delay-Draw Term Loan			6.25%, 02/21/2018(f)	1	1
DD			6.25%, 02/21/2018(f)	122	123
4.75%, 10/12/2019(f)	653	663	6.25%, 02/21/2018(f)	2	2
4.75%, 10/12/2019(f)	12	12	6.25%, 02/21/2018(f)	43	44
Hubbard Broadcasting Inc, Term Loan B			7.25%, 02/21/2018(f)	3	3
5.25%, 04/11/2017(f)	423	424	Gymboree Corp, Term Loan
Radio One Inc, Term Loan B			5.00%, 02/11/2018(f)	3,108	3,023
7.50%, 03/25/2016(f)	1,570	1,593	Party City Holdings Inc, Term Loan B
TL Acquisitions Inc, Term Loan			5.75%, 07/23/2019(f)	1,341	1,355
2.71%, 07/03/2014(f)	332	255	Rite Aid Corp, Term Loan 5
Univision Communications Inc, Term Loan			4.50%, 02/28/2018(f)	397	397
EXT			Serta Simmons Holdings LLC, Term Loan B
4.45%, 03/31/2017(f)	895	896	5.00%, 09/19/2019(f)	353	358
4.45%, 03/31/2017(f)	1,924	1,926	5.00%, 09/19/2019(f)	256	259
WideOpenWest Finance LLC, Term Loan			5.00%, 09/19/2019(f)	182	185
6.25%, 07/12/2018(f)	83	84	5.00%, 09/19/2019(f)	34	34
		$12,576	5.00%, 09/19/2019(f)	34	34
			5.00%, 09/19/2019(f)	34	35
Mining - 0.44%
FMG Resources August 2006 Pty Ltd, Term					$6,030
Loan B			Semiconductors - 0.17%
5.25%, 10/12/2017(f)	4,459	4,513	Freescale Semiconductor Inc, Term Loan B1
5.25%, 10/12/2017(f)	1,207	1,222	4.46%, 11/29/2013(f)	1,159	1,159
Noranda Aluminum Acquisition Corp, Term			NXP BV, Term Loan A2
Loan B			5.50%, 03/04/2017(f)	395	403
5.75%, 02/24/2019(f)	354	357	NXP BV, Term Loan C
		$6,092	4.75%, 01/11/2020(f)	810	820
Oil & Gas - 0.94%					$2,382
Alon USA Partners LP, Term Loan B			Software - 0.37%
9.25%, 11/13/2018(f)	144	149	First Data Corp, Term Loan B1
Chesapeake Energy Corp, Term Loan B			2.95%, 09/24/2014(f)	15	15
5.75%, 12/02/2017(f)	11,300	11,572	First Data Corp, Term Loan B3
MEG Energy Corp, Term Loan B-NEW			2.95%, 09/24/2014(f)	47	47
4.00%, 03/18/2018(f)	591	596	First Data Corp, Term Loan D1
			5.20%, 03/30/2017(f)	1,786	1,783

See accompanying notes

Schedule of Investments
High Yield Fund I
January 31, 2013 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)	Portfolio Summary (unaudited)
			Sector	Percent
Software (continued)			Communications	17.36%
First Data Corp, Term Loan F1
5.20%, 03/24/2017(f)	$270	$270	Consumer, Non-cyclical	15.54%
RP Crown Parent LLC, Term Loan			Consumer, Cyclical	15.02%
6.75%, 12/14/2018 (f)	1,176	1,192	Financial	15.00%
6.75%, 12/14/2018(f)	3	3	Energy	14.86%
Sophia LP, Term Loan B			Basic Materials	7.44%
6.25%, 06/16/2018 (f)	1,764	1,770	Industrial	6.25%
			Technology	3.70%
		$5,080	Utilities	3.38%
Telecommunications - 0.29%			Mortgage Securities	0.36%
Alcatel-Lucent USA Inc, Term Loan			Diversified	0.12%
0.00%, 01/29/2019(f),(h)	722	729	Other Assets in Excess of Liabilities, Net	0.97%
Intelsat Jackson Holdings SA, Term Loan B1			TOTAL NET ASSETS	100.00%
4.50%, 04/02/2018(f)	1,630	1,650
Level 3 Financing Inc, Term Loan B II
4.67%, 08/01/2019(f)	1,590	1,607
		$3,986
TOTAL SENIOR FLOATING RATE INTERESTS		$134,314
	Maturity
REPURCHASE AGREEMENTS - 2.76%	Amount (000's)	Value (000's)
Banks - 2.76%
Investment in Joint Trading Account; Credit	$8,378	$8,377
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $8,545,087; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	5,864	5,865
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $5,981,561; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	8,796	8,796
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $8,972,341; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	15,191	15,191
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $15,494,550; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$38,229
TOTAL REPURCHASE AGREEMENTS		$38,229
Total Investments		$1,369,347
Other Assets in Excess of Liabilities, Net - 0.97%		$13,442
TOTAL NET ASSETS - 100.00%		$1,382,789

(a) Non-Income Producing Security
(b)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $5,232 or 0.38% of net assets.
(c) Security is Illiquid
(d)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $360,819 or 26.09% of net assets.
(e)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(f)	Variable Rate. Rate shown is in effect at January 31, 2013.
(g)	Security purchased on a when-issued basis.
(h)	This Senior Floating Rate Note will settle after January 31, 2013, at which time the interest rate will be determined.

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 0.00%	Shares Held	Value	(000	's)		Principal
Diversified Financial Services - 0.00%					BONDS (continued)	Amount (000's)	Value	(000	's)
Adelphia Recovery Trust (a),(b),(c)	658,740		$5		Beverages (continued)
					Innovation Ventures LLC / Innovation
					Ventures Finance Corp
Transportation - 0.00%					9.50%, 08/15/2019(d)	$12,500		$11,375
Trailer Bridge Inc (a),(c)	7,120		—
								$33,392
TOTAL COMMON STOCKS			$5		Biotechnology - 1.41%
	Principal				Amgen Inc
BONDS- 67.19%	Amount (000's)	Value	(000	's)	3.63%, 05/15/2022	4,500		4,763
					3.88%, 11/15/2021	13,000		14,110
Aerospace & Defense - 0.73%					Gilead Sciences Inc
Lockheed Martin Corp					4.40%, 12/01/2021	14,000		15,691
3.35%, 09/15/2021	$2,000		$2,078
4.07%, 12/15/2042(d)	17,000		15,900					$34,564
			$17,978		Chemicals - 0.48%
					Airgas Inc
Automobile Floor Plan Asset Backed Securities - 0.57%					4.50%, 09/15/2014	5,000		5,290
Ford Credit Floorplan Master Owner Trust					7.13%, 10/01/2018	6,000		6,440
0.61%, 01/15/2018(e)	14,000		14,000
								$11,730

Banks- 9.09%					Commercial Services - 1.73%
Bank of America Corp					Ceridian Corp
					11.25%, 11/15/2015(e)	20,000		20,250
5.42%, 03/15/2017	5,000		5,468
8.00%, 12/29/2049(e)	4,000		4,509		ERAC USA Finance LLC
					3.30%, 10/15/2022(d)	2,000		1,985
8.13%, 12/29/2049(e)	10,000		11,319
					4.50%, 08/16/2021(d)	6,000		6,539
Citigroup Inc					6.38%, 10/15/2017(d)	4,000		4,808
3.95%, 06/15/2016	3,000		3,219		7.00%, 10/15/2037(d)	7,000		8,862
4.50%, 01/14/2022	4,000		4,380
5.85%, 08/02/2016	12,000		13,680					$42,444
Goldman Sachs Group Inc/The					Diversified Financial Services - 4.00%
3.63%, 02/07/2016	5,000		5,292		American Honda Finance Corp
3.63%, 01/22/2023	4,000		3,993		1.50%, 09/11/2017(d)	5,000		4,975
5.25%, 07/27/2021	13,000		14,682		3.80%, 09/20/2021(d)	10,000		10,829
5.35%, 01/15/2016	2,000		2,212		DVI Inc
ING Bank NV					0.00%, 02/01/2004(a),(b),(c)	8,125		609
3.75%, 03/07/2017(d)	5,000		5,342		0.00%, 02/01/2004(a),(b),(c)	400		30
4.00%, 03/15/2016(d)	7,000		7,498		Ford Motor Credit Co LLC
5.00%, 06/09/2021(d)	9,000		10,132		3.98%, 06/15/2016	20,000		21,207
JP Morgan Chase & Co					General Electric Capital Corp
3.25%, 09/23/2022	5,000		5,006		4.65%, 10/17/2021	9,000		10,009
5.13%, 09/15/2014	12,000		12,773		5.30%, 02/11/2021	2,000		2,274
7.90%, 04/29/2049(e)	7,000		8,053		International Lease Finance Corp
Morgan Stanley					8.63%, 01/15/2022	3,000		3,810
3.80%, 04/29/2016	4,000		4,224		8.75%, 03/15/2017(e)	13,000		15,308
4.75%, 04/01/2014	5,000		5,181		Jefferies Group Inc
4.88%, 11/01/2022	2,000		2,050		5.13%, 04/13/2018	5,000		5,325
5.50%, 07/28/2021	5,000		5,629		5.13%, 01/20/2023	1,500		1,539
6.25%, 08/09/2026	7,000		8,156		6.25%, 01/15/2036	9,000		9,222
PNC Bank NA					8.50%, 07/15/2019	4,000		4,972
2.95%, 01/30/2023	5,000		4,930		Merrill Lynch & Co Inc
PNC Financial Services Group Inc					5.00%, 01/15/2015	3,000		3,206
6.75%, 07/29/2049(e)	18,000		20,653		6.50%, 07/15/2018	2,000		2,365
US Bancorp					6.75%, 06/01/2028	2,000		2,404
1.65%, 05/15/2017	9,000		9,102					$98,084
2.95%, 07/15/2022	5,000		4,957
3.00%, 03/15/2022	2,000		2,049		Electric - 8.29%
4.13%, 05/24/2021	3,000		3,343		Dominion Resources Inc/VA
US Bank NA/Cincinnati OH					5.00%, 03/15/2013	10,000		10,052
4.95%, 10/30/2014	6,000		6,433		Exelon Generation Co LLC
Wells Fargo & Co					6.20%, 10/01/2017	14,000		16,423
4.63%, 04/15/2014	11,000		11,511		6.25%, 10/01/2039	3,000		3,430
7.98%, 03/29/2049(e)	15,000		17,250		GenOn Americas Generation LLC
			$223,026		8.50%, 10/01/2021	12,500		14,500
					GenOn Energy Inc
Beverages - 1.36%					9.88%, 10/15/2020	6,500		7,475
Anheuser-Busch InBev Worldwide Inc					LG&E and KU Energy LLC
2.50%, 07/15/2022	9,000		8,818		3.75%, 11/15/2020	5,000		5,228
7.75%, 01/15/2019	10,000		13,199		4.38%, 10/01/2021	5,000		5,427
					Metropolitan Edison Co
					4.95%, 03/15/2013	7,000		7,034

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Electric (continued)				Insurance - 3.58%
Nisource Finance Corp				Aspen Insurance Holdings Ltd
3.85%, 02/15/2023	$2,000	$2,040		6.00%, 08/15/2014	$2,500		$2,655
5.25%, 09/15/2017	2,000	2,282		6.00%, 12/15/2020	4,500		5,026
5.40%, 07/15/2014	5,000	5,320		Berkshire Hathaway Inc
6.13%, 03/01/2022	5,000	5,955		3.00%, 02/11/2023(f)	5,000		4,974
6.15%, 03/01/2013	5,000	5,022		3.75%, 08/15/2021	5,000		5,348
Ohio Edison Co				Farmers Insurance Exchange
5.45%, 05/01/2015	5,000	5,502		6.00%, 08/01/2014(d)	6,000		6,345
6.88%, 07/15/2036	6,000	7,787		Fidelity National Financial Inc
Oncor Electric Delivery Co LLC				5.50%, 09/01/2022	5,000		5,473
7.00%, 09/01/2022	17,000	21,589		6.60%, 05/15/2017	12,000		13,612
PacifiCorp				First American Financial Corp
4.95%, 08/15/2014	5,000	5,310		4.30%, 02/01/2023	20,000		20,105
5.25%, 06/15/2035	5,000	5,785		Prudential Financial Inc
6.25%, 10/15/2037	2,000	2,658		4.50%, 11/16/2021	2,000		2,208
PPL Energy Supply LLC				5.38%, 06/21/2020	2,000		2,332
4.60%, 12/15/2021	6,000	6,435		7.38%, 06/15/2019	4,000		5,099
6.50%, 05/01/2018	3,000	3,576		8.88%, 06/15/2068(e)	12,000		14,541
Southwestern Electric Power Co							$87,718
3.55%, 02/15/2022	12,000	12,408
5.38%, 04/15/2015	6,500	6,945		Iron & Steel - 1.41%
TransAlta Corp				Allegheny Technologies Inc
4.50%, 11/15/2022	18,000	17,977		5.95%, 01/15/2021	16,000		17,835
Tucson Electric Power Co				ArcelorMittal
				6.00%, 03/01/2021(e)	16,000		16,818
3.85%, 03/15/2023	14,000	13,901
5.15%, 11/15/2021	3,000	3,289					$34,653
		$203,350		Leisure Products & Services - 1.09%
Environmental Control - 1.26%				Royal Caribbean Cruises Ltd
ADS Waste Holdings Inc				6.88%, 12/01/2013	6,000		6,240
8.25%, 10/01/2020(d)	8,250	8,827		7.25%, 03/15/2018	5,000		5,675
Republic Services Inc				Seven Seas Cruises S de RL LLC
3.55%, 06/01/2022	6,000	6,200		9.13%, 05/15/2019	14,000		14,840
3.80%, 05/15/2018	2,000	2,195					$26,755
5.00%, 03/01/2020	12,000	13,737		Lodging - 0.91%
		$30,959		Boyd Acquisition Sub LLC/Boyd Acquisition
Food- 0.27%				Finance Corp
				8.38%, 02/15/2018(d)	4,500		4,691
Ingredion Inc
4.63%, 11/01/2020	6,000	6,601		Boyd Gaming Corp
				9.13%, 12/01/2018	17,000		17,680
							$22,371
Forest Products & Paper - 0.73%
Plum Creek Timberlands LP				Media- 2.69%
3.25%, 03/15/2023	5,000	4,867		Comcast Corp
4.70%, 03/15/2021	12,000	13,111		2.85%, 01/15/2023	10,000		9,834
		$17,978		3.13%, 07/15/2022	2,000		2,005
				5.15%, 03/01/2020	2,000		2,328
Gas- 0.75%				6.45%, 03/15/2037	7,000		8,658
Sempra Energy				6.95%, 08/15/2037	3,000		3,906
2.30%, 04/01/2017	9,000	9,285		Historic TW Inc
6.00%, 02/01/2013	9,000	9,000		9.15%, 02/01/2023	5,260		7,606
		$18,285		News America Inc
				4.50%, 02/15/2021	5,000		5,651
Healthcare - Services - 2.01%				6.40%, 12/15/2035	8,000		9,759
Alliance HealthCare Services Inc
8.00%, 12/01/2016	22,000	20,680		Time Warner Cable Inc
				4.00%, 09/01/2021	2,000		2,131
HCA Inc				4.13%, 02/15/2021	2,000		2,156
5.88%, 05/01/2023	1,750	1,824		5.00%, 02/01/2020	2,000		2,286
7.50%, 02/15/2022	3,000	3,465		6.55%, 05/01/2037	6,000		7,095
7.50%, 11/06/2033	1,700	1,725
HealthSouth Corp				7.30%, 07/01/2038	2,000		2,550
7.25%, 10/01/2018	1,800	1,953					$65,965
7.75%, 09/15/2022	5,436	5,966		Mining - 0.80%
MultiPlan Inc				Xstrata Canada Corp
9.88%, 09/01/2018(d)	6,000	6,690		6.00%, 10/15/2015	12,000		13,333
Tenet Healthcare Corp				Xstrata Finance Canada Ltd
10.00%, 05/01/2018	6,000	6,983		4.00%, 10/25/2022(d)	2,000		1,999
		$49,286		4.95%, 11/15/2021(d)	4,000		4,253
							$19,585

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas - 5.07%				Real Estate (continued)
BG Energy Capital PLC				WEA Finance LLC / WT Finance Aust Pty
2.88%, 10/15/2016(d)	$2,000	$2,129		Ltd (continued)
4.00%, 10/15/2021(d)	11,500	12,434		6.75%, 09/02/2019(d)	$12,000		$14,802
BP Capital Markets PLC							$23,449
2.50%, 11/06/2022	3,000	2,897
3.25%, 05/06/2022	4,000	4,113		REITS- 9.55%
4.75%, 03/10/2019	14,000	16,180		Alexandria Real Estate Equities Inc
Nabors Industries Inc				4.60%, 04/01/2022	20,500		21,913
5.00%, 09/15/2020	14,000	14,662		Arden Realty LP
Petrobras International Finance Co - Pifco				5.25%, 03/01/2015	8,000		8,587
5.38%, 01/27/2021	3,000	3,287		BioMed Realty LP
Petro-Canada				3.85%, 04/15/2016	6,000		6,354
4.00%, 07/15/2013	3,000	3,044		4.25%, 07/15/2022	8,000		8,224
9.25%, 10/15/2021	8,500	12,156		6.13%, 04/15/2020	8,000		9,251
Phillips 66				CubeSmart LP
4.30%, 04/01/2022	9,000	9,866		4.80%, 07/15/2022	9,000		9,813
Rowan Cos Inc				Duke Realty LP
4.88%, 06/01/2022	8,000	8,664		3.88%, 10/15/2022	3,000		3,057
5.00%, 09/01/2017	14,000	15,592		4.38%, 06/15/2022	4,000		4,244
Tesoro Corp				8.25%, 08/15/2019	13,000		16,874
5.38%, 10/01/2022	750	780		HCP Inc
W&T Offshore Inc				2.63%, 02/01/2020	5,000		4,987
8.50%, 06/15/2019(d)	10,500	11,235		3.75%, 02/01/2019	5,000		5,351
XTO Energy Inc				5.38%, 02/01/2021	3,000		3,476
6.75%, 08/01/2037	5,000	7,427		6.00%, 03/01/2015	1,750		1,912
		$124,466		7.07%, 06/08/2015	2,250		2,512
				Health Care REIT Inc
Oil & Gas Services - 1.07%				3.75%, 03/15/2023	3,000		2,998
Schlumberger Investment SA				4.95%, 01/15/2021	3,000		3,303
3.30%, 09/14/2021(d)	6,000	6,315		6.00%, 11/15/2013	8,000		8,315
Weatherford International Ltd/Bermuda				6.13%, 04/15/2020	2,000		2,333
4.50%, 04/15/2022	4,750	4,864		6.20%, 06/01/2016	3,000		3,429
5.13%, 09/15/2020	14,000	14,982		Healthcare Realty Trust Inc
		$26,161		5.13%, 04/01/2014	2,000		2,086
				5.75%, 01/15/2021	4,000		4,462
Packaging & Containers - 0.54%				6.50%, 01/17/2017	12,500		14,262
Sealed Air Corp				Hospitality Properties Trust
6.88%, 07/15/2033(d)	6,000	5,760
				5.00%, 08/15/2022	14,000		14,850
7.88%, 06/15/2017	7,000	7,420		Kimco Realty Corp
		$13,180		6.88%, 10/01/2019	12,000		15,106
Pharmaceuticals - 0.55%				Nationwide Health Properties Inc
AbbVie Inc				6.00%, 05/20/2015	12,000		13,330
2.90%, 11/06/2022(d)	13,750	13,594		Shurgard Storage Centers LLC
				5.88%, 03/15/2013	9,000		9,013
				Simon Property Group LP
Pipelines - 2.20%				2.75%, 02/01/2023	7,000		6,858
DCP Midstream Operating LP				4.38%, 03/01/2021	3,000		3,350
4.95%, 04/01/2022	6,750	7,113		10.35%, 04/01/2019	9,000		12,967
El Paso Natural Gas Co LLC				Ventas Realty LP / Ventas Capital Corp
7.50%, 11/15/2026	10,000	13,570		3.25%, 08/15/2022	8,000		7,809
Enterprise Products Operating LLC				4.00%, 04/30/2019	3,000		3,221
6.38%, 02/01/2013	2,500	2,500					$234,247
Express Pipeline LP
7.39%, 12/31/2019(d)	5,540	5,968		Retail - 0.62%
Southern Natural Gas Co LLC				Sonic Automotive Inc
8.00%, 03/01/2032	4,000	5,673		7.00%, 07/15/2022	200		221
Tennessee Gas Pipeline Co LLC				9.00%, 03/15/2018	13,750		15,090
8.38%, 06/15/2032	2,000	2,811					$15,311
TransCanada PipeLines Ltd
6.10%, 06/01/2040	5,000	6,425		Savings & Loans - 0.60%
7.25%, 08/15/2038	7,000	9,817		First Niagara Financial Group Inc
				6.75%, 03/19/2020	3,500		4,126
		$53,877		7.25%, 12/15/2021	9,000		10,636
Real Estate - 0.96%							$14,762
WEA Finance LLC
4.63%, 05/10/2021(d)	6,000	6,632		Telecommunications - 1.52%
WEA Finance LLC / WT Finance Aust Pty				Corning Inc
Ltd				4.25%, 08/15/2020	10,000		11,003
3.38%, 10/03/2022(d)	2,000	2,015		4.75%, 03/15/2042	4,000		4,119

See accompanying notes

Schedule of Investments
Income Fund
January 31, 2013 (unaudited)

	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value	(000	's)
Telecommunications (continued)				Federal Home Loan Mortgage Corporation (FHLMC)
Qwest Corp				(continued)
				6.50%, 01/01/2029	$137		$160
6.75%, 12/01/2021	$19,000	$22,045		6.50%, 05/01/2029	268		312
		$37,167		6.50%, 06/01/2029	323		376
Transportation - 0.41%				6.50%, 06/01/2029	120		134
Trailer Bridge Inc				6.50%, 08/01/2029	81		92
13.06%, 03/31/2017(b),(c),(e)	10,053	10,053		7.00%, 01/01/2032	174		204
							$213,056
Trucking & Leasing - 0.94%				Federal National Mortgage Association (FNMA) - 14.41%
Penske Truck Leasing Co Lp / PTL Finance				2.50%, 11/01/2042	16,903		16,913
Corp				3.00%, 03/01/2042	13,503		13,957
3.75%, 05/11/2017(d)	22,000	23,159		3.00%, 03/01/2042	13,604		14,061
				3.00%, 05/01/2042	15,187		15,697
TOTAL BONDS		$1,648,150		3.00%, 06/01/2042	14,971		15,474
	Principal			3.00%, 06/01/2042	14,702		15,196
CONVERTIBLE BONDS - 0.49%	Amount (000's)	Value(000	's)	3.00%, 08/01/2042	15,091		15,599
				3.00%, 09/01/2042	15,905		16,440
Automobile Parts & Equipment - 0.18%				3.50%, 12/01/2040	11,673		12,318
Meritor Inc				3.50%, 01/01/2041	9,780		10,321
7.88%, 03/01/2026(d)	4,800	4,515
				3.50%, 01/01/2041	10,560		11,145
				3.50%, 12/01/2041	9,562		10,090
Pharmaceuticals - 0.31%				3.50%, 01/01/2042	11,812		12,547
Omnicare Inc				3.50%, 03/01/2042	13,381		14,138
3.25%, 12/15/2035	7,682	7,663		3.50%, 04/01/2042	16,555		17,470
				4.00%, 03/01/2039	8,061		8,574
TOTAL CONVERTIBLE BONDS		$12,178		4.00%, 08/01/2040	8,416		8,954
SENIOR FLOATING RATE INTERESTS -	Principal			4.00%, 09/01/2040	13,808		15,053
0.64%	Amount (000's)	Value (000's)		4.00%, 11/01/2040	10,165		10,814
				4.00%, 11/01/2040	5,568		5,924
Entertainment - 0.21%				4.00%, 10/01/2041	10,633		11,315
CCM Merger Inc, Term Loan B				4.00%, 10/01/2041	11,907		12,671
6.00%, 02/01/2017(e)	$4,939	$4,982		4.50%, 06/01/2039	6,184		6,638
				4.50%, 08/01/2039	5,232		5,787
Transportation - 0.43%				4.50%, 05/01/2040	8,401		9,178
Trailer Bridge Inc, Term Loan				5.00%, 01/01/2018	810		876
10.00%, 04/02/2016(b),(c),(e)	10,650	10,650		5.00%, 10/01/2032	1,059		1,151
				5.00%, 08/01/2035	8,576		9,270
TOTAL SENIOR FLOATING RATE INTERESTS		$15,632		5.00%, 04/01/2039	3,661		3,999
U.S. GOVERNMENT & GOVERNMENT	Principal			5.00%, 12/01/2039	4,448		4,913
AGENCY OBLIGATIONS - 26.39%	Amount (000's)	Value(000	's)	5.00%, 04/01/2040	8,526		9,439
				5.00%, 06/01/2040	7,022		7,774
Federal Home Loan Mortgage Corporation (FHLMC) -				5.50%, 03/01/2033	601		659
8.68%				5.50%, 02/01/2035	6,866		7,585
3.00%, 04/01/2042	$13,515	$13,907
3.00%, 10/01/2042	16,755	17,252		6.00%, 04/01/2032	194		217
3.00%, 10/01/2042	15,861	16,322		6.50%, 09/01/2028	57		66
3.00%, 11/01/2042	16,902	17,393		6.50%, 11/01/2028	63		72
3.00%, 12/01/2042	18,897	19,446		6.50%, 05/01/2031	41		46
3.50%, 10/01/2041	12,075	12,698		6.50%, 04/01/2032	516		607
3.50%, 04/01/2042	13,906	14,658		6.50%, 05/01/2032	475		534
3.50%, 04/01/2042	13,987	14,709		7.00%, 01/01/2030	5		6
4.00%, 04/01/2039	9,921	10,927					$353,488
4.50%, 08/01/2033	2,035	2,172		Government National Mortgage Association (GNMA) -
4.50%, 08/01/2033	4,541	4,846		0.05%
				6.00%, 05/20/2032(e)	884		1,005
4.50%, 08/01/2033	3,489	3,723
4.50%, 05/01/2039	8,508	9,052		7.00%, 06/20/2031	145		174
4.50%, 06/01/2039	5,959	6,540					$1,179
4.50%, 07/01/2039	13,879	15,183		U.S. Treasury - 3.25%
5.00%, 08/01/2035	3,086	3,363		0.88%, 02/28/2017	15,000		15,127
5.00%, 11/01/2035	4,108	4,438		1.38%, 11/30/2018	15,000		15,248
5.00%, 10/01/2038	7,460	7,960		1.75%, 05/31/2016	10,000		10,418
5.50%, 11/01/2017	950	1,018		1.75%, 05/15/2022	5,000		4,942
5.50%, 01/01/2018	296	317		2.00%, 11/15/2021	10,000		10,181
5.50%, 05/01/2031	432	476		2.63%, 11/15/2020	6,000		6,474
5.50%, 06/01/2035	3,528	3,835		3.63%, 02/15/2020	15,000		17,279
5.50%, 01/01/2036	4,433	4,921					$79,669
5.50%, 04/01/2036	3,527	3,894		TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
6.00%, 03/01/2031	101	112		OBLIGATIONS			$647,392
6.00%, 05/01/2032	492	549
6.00%, 06/01/2038	1,876	2,067

See accompanying notes

Schedule of Investments Income Fund January 31, 2013 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 4.53%	Amount (000's)	Value (000's)
Banks - 4.53%
Investment in Joint Trading Account; Credit	$24,351	$24,351
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $24,838,042; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	17,046	17,046
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $17,386,629; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	25,569	25,568
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $26,079,944; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	44,155	44,155
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $45,038,078; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$111,120
TOTAL REPURCHASE AGREEMENTS		$111,120
Total Investments		$2,434,477
Other Assets in Excess of Liabilities, Net - 0.76%		$18,581
TOTAL NET ASSETS - 100.00%		$2,453,058

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)		Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $21,347 or 0.87% of net assets.
(d)		Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $229,608 or 9.36% of net assets.
(e)	Variable Rate. Rate shown is in effect at January 31, 2013.
(f) Security purchased on a when-issued basis.

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.31%
Mortgage Securities		23.14%
Utilities		9.04%
Energy		8.34%
Consumer, Non-cyclical		7.64%
Industrial		4.31%
Communications		4.21%
Basic Materials		3.42%
Government		3.25%
Consumer, Cyclical		3.01%
Asset Backed Securities		0.57%
Other Assets in Excess of Liabilities, Net		0.76%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2013 (unaudited)

	Principal					Principal
BONDS- 6.21%	Amount (000's)	Value	(000	's)	BONDS (continued)	Amount (000's)		Value	(000	's)
Banks- 0.01%					Mortgage Backed Securities (continued)
HSBC USA Capital Trust I					ML-CFC Commercial Mortgage Trust 2006-3
7.81%, 12/15/2026(a)	$100		$98		0.21%, 7/12/2046(a),(b)		$15,458		$182
					WaMu Mortgage Pass Through Certificates
					0.42%, 8/25/2046(b)		187		20
Home Equity Asset Backed Securities - 0.02%					0.57%, 1/25/2045(b)		110		101
New Century Home Equity Loan Trust Series
2005-1									$9,354
0.49%, 3/25/2035(b),(c)	55		54		Other Asset Backed Securities - 0.06%
Option One Mortgage Loan Trust 2005-1					Argent Securities Trust 2006-W3
1.20%, 2/25/2035(b),(c)	23		3		0.32%, 4/25/2036(b)		35		13
Option One Mortgage Loan Trust 2007-CP1					Asset-Backed Pass-Through Certificates Series
0.65%, 3/25/2037(b),(c)	2,000		65		2004-R2
			$122		0.51%, 4/25/2034(b),(c)		247		234
					Countrywide Asset-Backed Certificates
Mortgage Backed Securities - 1.15%					0.70%, 5/25/2047(b),(c)		713		1
Alternative Loan Trust 2005-69					1.33%, 12/25/2032(b)		58		47
0.62%, 12/25/2035(b)	19		—
					Fannie Mae Grantor Trust 2004-T9
Alternative Loan Trust 2006-OA6					0.35%, 4/25/2035(b)		59		59
0.46%, 7/25/2046(b)	670		518
					Fannie Mae REMIC Trust 2003-W16
Alternative Loan Trust 2007-OA7					0.50%, 11/25/2033(b)		3		3
0.41%, 5/25/2047(b)	2,803		963
					Long Beach Mortgage Loan Trust 2004-2
Bear Stearns ALT-A Trust 2007-2					0.73%, 6/25/2034(b),(c)		164		151
0.37%, 4/25/2037(b)	779		415
CD 2006-CD3 Mortgage Trust									$508
0.49%, 10/15/2048(b)	24,752		91		Sovereign - 4.97%
CD 2007-CD4 Commercial Mortgage Trust					Deutsche Bundesrepublik Inflation Linked
0.38%, 12/11/2049(a),(b)	6,564		85		Bond
Chase Mortgage Finance Trust Series 2007-					1.50%, 4/15/2016	EUR	17,077		24,988
A2					Italy Buoni Poliennali Del Tesoro
3.08%, 7/25/2037(b)	215		214		2.10%, 9/15/2016		9,863		13,734
Commercial Mortgage Trust 2007-GG9					2.15%, 9/15/2014		1,322		1,851
0.31%, 3/10/2039(a),(b)	48,167		450						$40,573
Fannie Mae REMIC Trust 2004-W5					TOTAL BONDS				$50,655
0.65%, 2/25/2047(b)	53		53		U.S. GOVERNMENT & GOVERNMENT	Principal
Fannie Mae REMIC Trust 2005-W2					AGENCY OBLIGATIONS - 90.14%	Amount (000's)		Value	(000	's)
0.40%, 5/25/2035(b)	48		48
Fannie Mae REMICS					U.S. Treasury - 2.66%
0.45%, 3/25/2035(b)	28		28		0.88%, 4/30/2017		$5,075		$5,111
0.50%, 3/25/2018(b)	26		26		1.63%, 11/15/2022		17,160		16,613
0.50%, 2/25/2032(b)	3		3						$21,724
Freddie Mac REMICS					U.S. Treasury Inflation-Indexed Obligations - 87.48%
0.46%, 3/15/2023(b)	1		1
0.51%, 2/15/2018(b)	57		57		0.13%, 4/15/2016		83,177		88,266
0.51%, 6/15/2018(b)	45		45		0.13%, 4/15/2017		7,234		7,786
0.61%, 9/15/2033(b)	111		111		0.13%, 1/15/2022		29,968		32,392
0.66%, 6/15/2023(b)	17		17		0.13%, 7/15/2022		13,110		14,164
G-FORCE 2005-RR2 LLC					0.13%, 1/15/2023		42,848		45,928
0.50%, 12/25/2039 (a),(b)	1,000		629		0.50%, 4/15/2015		45,519		47,880
Ginnie Mae					0.63%, 7/15/2021		6,738		7,635
0.55%, 10/20/2031(b)	42		42		0.75%, 2/15/2042		25,351		26,858
0.77%, 3/16/2047(b)	3,070		114		1.13%, 1/15/2021		11,098		12,988
HomeBanc Mortgage Trust 2005-5					1.25%, 4/15/2014		23,872		24,732
0.54%, 1/25/2036 (b)	643		463		1.38%, 1/15/2020		13,136		15,554
Impac CMB Trust Series 2004-5					1.63%, 1/15/2015		6,481		6,934
2.53%, 10/25/2034 (b),(c)	55		35		1.75%, 1/15/2028		22,567		28,744
Impac CMB Trust Series 2004-6					1.88%, 7/15/2013		30,905		31,576
1.18%, 10/25/2034 (b),(c)	29		24		1.88%, 7/15/2015		16,355		17,973
					1.88%, 7/15/2019		1,139		1,388
Impac CMB Trust Series 2005-1					2.00%, 1/15/2014(d)		14,503		15,026
0.82%, 4/25/2035(b)	190		144
Impac CMB Trust Series 2005-5					2.00%, 7/15/2014		15,580		16,528
0.97%, 8/25/2035 (b)	39		9		2.00%, 1/15/2016		6,409		7,158
					2.00%, 1/15/2026(d)		9,100		11,782
Impac CMB Trust Series 2007-A					2.13%, 1/15/2019		3,606		4,386
0.45%, 5/25/2037(b),(c)	930		894
Impac Secured Assets Trust 2006-4					2.13%, 2/15/2040		12,856		18,335
0.37%, 1/25/2037 (b)	977		748		2.13%, 2/15/2041		17,560		25,228
JP Morgan Alternative Loan Trust					2.38%, 1/15/2025		45,284		60,482
0.35%, 3/25/2037(b)	1,209		942		2.38%, 1/15/2027		15,332		20,818
					2.50%, 7/15/2016		20,801		24,072
Merrill Lynch Alternative Note Asset Trust					2.50%, 1/15/2029		17,661		24,799
Series 2007-A3					3.38%, 4/15/2032		2,264		3,655
0.41%, 4/25/2037(b)	3,486		1,882
					3.63%, 4/15/2028		18,504		28,913

See accompanying notes

Schedule of Investments Inflation Protection Fund January 31, 2013 (unaudited)

U.S. GOVERNMENT & GOVERNMENT Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)		Value (000's)
U.S. Treasury Inflation-Indexed Obligations (continued)
3.88%, 4/15/2029		$25,838	$42,078
			$714,058
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS			$735,782
Total Investments			$786,437
Other Assets in Excess of Liabilities, Net - 3.65%			$29,781
TOTAL NET ASSETS - 100.00%			$816,218

(a)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $1,444 or 0.18% of net assets.
(b)	Variable Rate. Rate shown is in effect at January 31, 2013.
(c)	Security is Illiquid
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $777 or 0.10% of net assets.

Portfolio Summary (unaudited)
Sector			Percent
Government			95.11%
Mortgage Securities			1.16%
Asset Backed Securities			0.07%
Financial			0.01%
Other Assets in Excess of Liabilities, Net			3.65%
TOTAL NET ASSETS			100.00%

Foreign Currency Contracts

Foreign Currency Sale		Delivery Date	Contracts to Deliver		In Exchange For		Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts	Counterparty
Euro	Citigroup Inc		4/23/2013	24,712,000		$32,929	$33,563	$(634)
Euro	Credit Suisse		4/23/2013	2,500,000		3,363	3,395	(32)
Euro	Goldman Sachs & Co		4/23/2013	2,502,000		3,370	3,398	(28)
Total								$(694)

All dollar amounts are shown in thousands (000's)

Futures Contracts

		Long/Short	Contracts	Notional Value			Fair Value	Unrealized Appreciation/(Depreciation)
Type
Euro Bund 10 Year Bund; March 2013		Short	91	$17,851			$17,533	$318
UK Long Gilt; March 2013		Short	35	6,539			6,460	79
US 10 Year Note; March 2013		Long	625	82,440			82,051	(389)
US 2 Year Note; March 2013		Short	23	5,069			5,070	(1)
US 5 Year Note; March 2013		Long	279	34,547			34,522	(25)
US Long Bond; March 2013		Short	110	16,162			15,781	381
US Ultra Bond; March 2013		Short	92	15,200			14,401	799
Total								$1,162

All dollar amounts are shown in thousands (000's)

Interest Rate Swaps

	(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)		Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)	Floating Rate Index
Barclays Bank PLC 3 Month LIBOR	Receive	2.48%	7/9/2042	$2,000	$214		$—	$214
Barclays Bank PLC 3 Month LIBOR	Receive	2.85%	1/11/2043	3,000	91		—	91

See accompanying notes

Schedule of Investments
Inflation Protection Fund
January 31, 2013 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/ Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Fair Value	Upfront Premiums Paid/(Received)	Unrealized Appreciation/(Depreciation)
Counterparty
(Issuer)	Floating Rate Index
Barclays Bank PLC	3 Month LIBOR	Receive	2.58%	11/29/2042	4,100	357	—	357
Total						$662	$—	$662

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 94.63%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Agriculture - 1.51%			Commercial Services (continued)
Bunge Ltd	175,440	$13,976	Valid Solucoes e Servicos de Seguranca em	43,007	$917
ITC Ltd	1,509,874	8,732	Meios de Pagamento e Identificacao S.A
SLC Agricola SA	204,900	2,220			$10,644
		$24,928	Computers - 1.90%
Airlines - 1.20%			Asustek Computer Inc	1,249,000	14,314
Air China Ltd	9,656,388	8,281	Innolux Corp (a)	8,803,000	4,584
Turk Hava Yollari Anonium Ortakligi (a)	3,117,086	11,580	Lenovo Group Ltd	7,545,771	7,860
		$19,861	Tata Consultancy Services Ltd	183,169	4,631
Apparel - 0.18%					$31,389
Pou Chen Corp	3,056,000	3,054	Diversified Financial Services - 4.17%
			Hana Financial Group Inc	257,440	9,219
			IDFC Ltd	3,807,118	12,143
Automobile Manufacturers - 4.01%			Indiabulls Financial Services Ltd	1,541,076	9,471
Geely Automobile Holdings Ltd	24,900,000	13,008
Great Wall Motor Co Ltd	3,879,500	15,772	KB Financial Group Inc	383,130	13,639
			Mega Financial Holding Co Ltd	11,754,000	9,627
Hyundai Motor Co	52,412	9,870	Rural Electrification Corp Ltd	181,943	825
Kia Motors Corp	185,159	8,795
Mahindra & Mahindra Ltd	315,748	5,281	SinoPac Financial Holdings Co Ltd	32,128,543	14,153
Tata Motors Ltd	2,459,984	13,686			$69,077
		$66,412	Electric - 1.36%
			Huaneng Power International Inc	9,701,000	9,999
Banks - 15.08%			Tenaga Nasional BHD	5,584,900	12,594
Agricultural Bank of China Ltd	1,605,000	874
Bangkok Bank PCL	2,129,200	15,702			$22,593
Bank Negara Indonesia Persero Tbk PT	17,967,000	7,243	Electrical Components & Equipment - 0.28%
Bank of China Ltd	48,944,400	24,116	Harbin Electric Co Ltd	3,607,000	3,266
China Construction Bank Corp	28,951,722	24,975	Hermes Microvision Inc	71,000	1,371
Chongqing Rural Commercial Bank	10,470,000	6,228			$4,637
Credicorp Ltd	51,177	8,021
FirstRand Ltd	4,343,581	15,661	Electronics - 1.66%
Grupo Financiero Banorte SAB de CV	2,391,500	16,460	AAC Technologies Holdings Inc	2,327,000	9,004
ICICI Bank Ltd ADR	605,814	27,746	Hon Hai Precision Industry Co Ltd	4,886,374	13,990
Industrial & Commercial Bank of China Ltd	37,868,335	28,519	Phison Electronics Corp	660,000	4,461
Krung Thai Bank PCL	20,049,600	15,551			$27,455
Nedbank Group Ltd	517,432	11,228	Engineering & Construction - 3.17%
Sberbank of Russia	7,929,940	28,605	China Communications Construction Co Ltd	6,812,693	6,926
Turkiye Halk Bankasi AS	1,042,469	10,293	China Railway Construction Corp Ltd	14,189,158	15,341
Yes Bank Ltd	874,764	8,591	Daelim Industrial Co Ltd	234,554	19,958
		$249,813	Grupo Aeroportuario del Sureste SAB de CV	86,764	10,361
Beverages - 4.10%			ADR
Arca Continental SAB de CV	964,000	7,351			$52,586
Cia de Bebidas das Americas ADR	600,672	28,268	Food - 2.89%
Fomento Economico Mexicano SAB de CV	155,617	16,790	Cia Brasileira de Distribuicao Grupo Pao de	245,798	11,734
ADR			Acucar ADR
Hite Jinro Co Ltd (a)	201,950	5,932
			Cosan SA Industria e Comercio	477,700	11,275
Tata Global Beverages Ltd	1,678,015	4,704	Gruma SAB de CV (a)	1,013,895	3,355
Thai Beverage PCL	11,600,000	4,929	Indofood Sukses Makmur Tbk PT	10,511,500	6,511
		$67,974	JBS SA (a)	1,755,830	6,728
Building Materials - 1.02%			Sao Martinho SA	51,038	731
Ambuja Cements Ltd	1,248,421	4,786	Thai Union Frozen Products PCL (b)	3,235,620	7,438
BBMG Corp	679,500	634	Vigor Alimentos SA (a),(c)	50,032	158
China National Building Material Co Ltd	5,392,000	8,606			$47,930
Grasim Industries Ltd	36,751	2,074	Forest Products & Paper - 0.55%
Semen Indonesia Persero Tbk PT	456,500	739	Mondi PLC	773,725	9,167
		$16,839
Chemicals - 3.05%			Gas - 0.67%
LG Chem Ltd	18,280	5,115	Korea Gas Corp (a)	75,439	4,620
Mexichem SAB de CV	1,669,171	9,439	Perusahaan Gas Negara Persero Tbk PT	13,345,000	6,407
PTT Global Chemical PCL (b)	4,356,000	11,686			$11,027
Sasol Ltd	394,249	17,025
Sociedad Quimica y Minera de Chile SA ADR	129,114	7,339	Holding Companies - Diversified - 2.48%
		$50,604	Alfa SAB de CV	5,510,270	13,287
			Alliance Global Group Inc	23,241,500	10,806
Coal - 0.69%			Imperial Holdings Ltd	426,125	9,278
China Coal Energy Co Ltd	10,213,000	11,391	KOC Holding AS	1,483,176	7,739
					$41,110
Commercial Services - 0.64%
Arteris SA	935,305	9,727

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Home Builders - 0.61%			Oil & Gas Services - 0.45%
Even Construtora e Incorporadora SA	2,069,497	$10,153	Eurasia Drilling Co Ltd	194,940	$7,387
Home Furnishings - 0.30%			Pharmaceuticals - 0.04%
Haier Electronics Group Co Ltd (a)	2,958,236	4,932	Dr Reddy's Laboratories Ltd ADR	19,604	705
Insurance - 1.98%			Real Estate - 2.29%
MMI Holdings Ltd/South Africa	1,288,277	3,331	Cyrela Brazil Realty SA Empreendimentos e	631,800	5,568
PICC Property & Casualty Co Ltd	8,717,600	13,275	Participacoes
Porto Seguro SA	301,300	3,616	Ez Tec Empreendimentos e Participacoes SA	144,069	1,874
Sanlam Ltd	2,470,128	12,535	Guangzhou R&F Properties Co Ltd	4,730,400	8,586
		$32,757	Longfor Properties Co Ltd	1,945,500	3,649
			Shimao Property Holdings Ltd	4,674,500	10,336
Internet - 0.51%			Supalai PCL (b)	12,291,148	7,912
Com2uSCorp (a)	48,430	1,627
Tencent Holdings Ltd	195,600	6,832			$37,925
		$8,459	REITS - 0.29%
Iron & Steel - 1.44%			Fibra Uno Administracion SA de CV	1,517,049	4,744
Maanshan Iron & Steel (a)	1,628,000	506
POSCO ADR	210,562	17,152	Retail - 0.82%
POSCO	2,150	703	Controladora Comercial Mexicana SAB de CV	1,641,000	5,979
Severstal OAO	352,229	4,394	Lotte Shopping Co Ltd	22,157	7,582
Vale SA ADR	55,073	1,111			$13,561
		$23,866	Semiconductors - 9.16%
Leisure Products & Services - 0.28%			Chipbond Technology Corp	8,199,000	16,870
Merida Industry Co Ltd	1,019,100	4,657	Elan Microelectronics Corp	2,252,000	4,179
			King Yuan Electronics Co Ltd	1,228,000	729
			Novatek Microelectronics Corp	1,969,000	7,834
Lodging - 0.29%			Samsung Electronics Co Ltd	57,790	76,886
Genting Malaysia Bhd	3,241,900	3,830	Taiwan Semiconductor Manufacturing Co Ltd	13,220,685	45,303
NagaCorp Ltd	1,210,000	955			$151,801
		$4,785
			Shipbuilding - 0.86%
Media - 0.96%			Samsung Heavy Industries Co Ltd	407,620	14,323
Grupo Televisa SAB ADR	566,950	15,880
			Software - 0.38%
Metal Fabrication & Hardware - 0.21%			Tech Mahindra Ltd	338,375	6,337
Hyundai Hysco Co Ltd	100,610	3,482
			Telecommunications - 5.78%
Mining - 5.05%			Advanced Info Service PCL (b)	1,276,500	8,999
Antofagasta PLC	248,158	4,500	America Movil SAB de CV ADR	538,472	13,548
Cia de Minas Buenaventura SA ADR	54,118	1,601	China Mobile Ltd	1,949,593	21,317
Gold Fields Ltd	576,605	6,683	China Telecom Corp Ltd	10,672,000	5,813
Grupo Mexico SAB de CV	2,639,100	9,818	Far EasTone Telecommunications Co Ltd	4,419,085	11,243
Industrias Penoles SAB de CV	111,540	5,469	KT Corp	326,990	11,005
Jiangxi Copper Co Ltd	3,269,000	8,875	Sercomm Corp	347,000	514
KGHM Polska Miedz SA	240,971	14,745	Sistema JSFC	19,393	426
Korea Zinc Co Ltd (a)	19,338	6,819
			SK Telecom Co Ltd	6,451	992
MMC Norilsk Nickel OJSC ADR	439,990	8,751	Telekomunikasi Indonesia Persero Tbk PT	12,386,500	12,406
Southern Copper Corp	316,206	12,455	VimpelCom Ltd ADR	283,199	3,401
Sterlite Industries India Ltd ADR	464,235	3,941	Vodacom Group Ltd	435,442	6,057
		$83,657			$95,721
Oil & Gas - 11.79%			Transportation - 0.08%
Cairn India Ltd	1,523,553	9,261	Globaltrans Investment PLC	89,343	1,381
China Petroleum & Chemical Corp	16,525,214	20,050
CNOOC Ltd	5,734,000	11,800
Gazprom OAO ADR	1,834,900	17,285	Water - 0.45%
Lukoil OAO ADR	426,726	28,804	Cia de Saneamento Basico do Estado de Sao	163,626	7,371
PetroChina Co Ltd	14,524,293	20,596	Paulo
Petroleo Brasileiro SA ADR	1,143,793	20,909
Polski Koncern Naftowy Orlen S.A. (a)	662,872	10,494	TOTAL COMMON STOCKS		$1,567,616
PTT Exploration & Production PCL (b)	2,308,200	12,854	PREFERRED STOCKS - 4.08%	Shares Held	Value(000	's)
Rosneft OAO	2,015,371	17,693
SK Holdings Co Ltd	81,278	12,845	Automobile Parts & Equipment - 0.21%
Tatneft OAO ADR	103,842	4,794	Marcopolo SA	524,176	3,540
Thai Oil PCL (b)	3,176,500	7,856
		$195,241	Banks - 2.32%
			Banco Bradesco SA	806,900	14,831

See accompanying notes

Schedule of Investments
International Emerging Markets Fund
January 31, 2013 (unaudited)

			Portfolio Summary (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	Country	Percent
			China	16.54%
Banks (continued)			Korea, Republic Of	13.92%
Itau Unibanco Holding SA	1,372,400	$23,673	Brazil	11.48%
		$38,504	Taiwan, Province Of China	9.47%
			Mexico	7.98%
Iron & Steel - 1.55%			India	7.42%
Gerdau SA	296,282	2,599	Russian Federation	6.69%
Vale SA	1,186,007	23,049	Thailand	5.62%
		$25,648	South Africa	4.94%
TOTAL PREFERRED STOCKS		$67,692	United States	3.29%
	Maturity		Hong Kong	2.99%
REPURCHASE AGREEMENTS - 1.22%	Amount (000's)	Value (000's)	Indonesia	2.01%
Banks - 1.22%			Turkey	1.79%
Investment in Joint Trading Account; Credit	$4,415	$4,415	Poland	1.52%
Suisse Repurchase Agreement; 0.13%			Malaysia	0.99%
dated 1/31/2013 maturing 2/1/2013			United Kingdom	0.82%
(collateralized by US Government			Philippines	0.65%
Securities; $4,503,366; 0.00%; dated			Peru	0.58%
05/15/15 - 02/15/38)			Cyprus	0.53%
Investment in Joint Trading Account; Deutsche	3,091	3,090	Chile	0.44%
Bank Repurchase Agreement; 0.16% dated			Netherlands	0.20%
1/31/2013 maturing 2/1/2013			Cambodia	0.06%
(collateralized by US Government			Other Assets in Excess of Liabilities, Net	0.07%
Securities; $3,152,357; 0.00% - 6.75%;			TOTAL NET ASSETS	100.00%
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	4,636	4,636
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $4,728,534; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	8,006	8,006
Lynch Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $8,165,819; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$20,147
TOTAL REPURCHASE AGREEMENTS		$20,147
Total Investments		$1,655,455
Other Assets in Excess of Liabilities, Net - 0.07%		$1,113
TOTAL NET ASSETS - 100.00%		$1,656,568

(a) Non-Income Producing Security
(b)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $56,745 or 3.43% of net assets.
(c) Security is Illiquid

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2013 (unaudited)

COMMON STOCKS - 95.84%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Advertising - 1.20%				Automobile Parts & Equipment (continued)
Hakuhodo DY Holdings Inc	600	$41		NHK Spring Co Ltd	4,000	$35
Publicis Groupe SA	3,165	207		NOK Corp	2,700	40
WPP PLC	907,995	14,257		Stanley Electric Co Ltd	3,600	59
		$14,505		Sumitomo Electric Industries Ltd	51,100	576
				Toyoda Gosei Co Ltd	1,600	35
Aerospace & Defense - 1.49%				Toyota Boshoku Corp	1,600	21
BAE Systems PLC	59,251	319		Toyota Industries Corp	4,200	139
Cobham PLC	29,096	98				$16,948
European Aeronautic Defence and Space Co	6,908	324
NV				Banks - 15.63%
Finmeccanica SpA (a)	10,489	69		Aozora Bank Ltd	15,000	42
Meggitt PLC	80,325	554		Australia & New Zealand Banking Group Ltd	584,117	16,224
Rolls-Royce Holdings PLC (a)	106,356	1,596		Banco Bilbao Vizcaya Argentaria SA	391,344	3,891
Safran SA	322,792	14,825		Banco Santander SA	160,558	1,344
Thales SA	2,587	93		Bank Hapoalim BM (a)	23,554	99
Zodiac Aerospace	869	95		Bank Leumi Le-Israel BM (a)	31,761	106
		$17,973		Bank of Kyoto Ltd/The	8,000	66
				Bank of Yokohama Ltd/The	31,000	148
Agriculture - 0.89%				Bankia SA (a)	25,290	18
British American Tobacco PLC	106,207	5,520		Banque Cantonale Vaudoise	78	42
Golden Agri-Resources Ltd	157,640	81		Barclays PLC	3,255,875	15,632
Imperial Tobacco Group PLC	65,887	2,450		BNP Paribas SA	243,911	15,304
Japan Tobacco Inc	79,300	2,474		BOC Hong Kong Holdings Ltd	250,500	864
Swedish Match AB	7,400	278		Chiba Bank Ltd/The	20,000	125
		$10,803		Chugoku Bank Ltd/The	4,000	55
Airlines - 0.05%				Commonwealth Bank of Australia	51,114	3,439
All Nippon Airways Co Ltd	29,000	57		Credit Agricole SA (a)	18,469	183
Cathay Pacific Airways Ltd	31,000	60		Credit Suisse Group AG (a)	571,064	16,864
Deutsche Lufthansa AG	5,815	116		Danske Bank A/S (a)	60,068	1,151
Japan Airlines Co Ltd	5,600	231		DBS Group Holdings Ltd	111,251	1,345
Qantas Airways Ltd (a)	28,145	45		Deutsche Bank AG	14,055	727
Singapore Airlines Ltd	14,000	124		DNB ASA	1,140,406	15,975
		$633		Erste Group Bank AG (a)	20,196	680
				Fukuoka Financial Group Inc	19,000	80
Apparel - 1.24%				Gunma Bank Ltd/The	10,000	48
Adidas AG	3,522	327		Hang Seng Bank Ltd	12,700	208
Burberry Group PLC	36,421	782		Hiroshima Bank Ltd/The	13,000	55
Christian Dior SA	5,455	953		HSBC Holdings PLC	1,793,456	20,395
Hugo Boss AG	528	62		Intesa Sanpaolo SpA	398,611	812
LVMH Moet Hennessy Louis Vuitton SA	68,144	12,830		KBC Groep NV	34,926	1,375
Yue Yuen Industrial Holdings Ltd	19,000	64		Lloyds Banking Group PLC (a)	2,629,619	2,153
		$15,018		Mediobanca SpA	112,950	831
Automobile Manufacturers - 4.01%				Mitsubishi UFJ Financial Group Inc	662,500	3,768
				Mizrahi Tefahot Bank Ltd (a)	2,916	31
Bayerische Motoren Werke AG	6,074	612
Daihatsu Motor Co Ltd	29,000	603		Mizuho Financial Group Inc	399,879	798
Daimler AG	203,522	11,846		National Australia Bank Ltd	35,362	1,010
Fiat Industrial SpA	15,292	197		Natixis	21,675	86
Fuji Heavy Industries Ltd	61,000	825		Nordea Bank AB	46,986	518
Hino Motors Ltd	6,000	63		Oversea-Chinese Banking Corp Ltd	45,001	356
Honda Motor Co Ltd	63,400	2,396		Pohjola Bank PLC	3,492	60
Hyundai Motor Co	54,405	10,245		Raiffeisen Bank International AG	1,161	52
Isuzu Motors Ltd	30,000	188		Resona Holdings Inc	31,100	139
				Royal Bank of Scotland Group PLC (a)	37,768	205
Mazda Motor Corp (a)	68,000	184
Mitsubishi Motors Corp (a)	98,000	102		Sberbank of Russia ADR	797,762	11,767
Nissan Motor Co Ltd	149,100	1,527		Seven Bank Ltd	13,000	31
Renault SA	19,908	1,200		Shinsei Bank Ltd	479,000	979
Suzuki Motor Corp	443,100	11,627		Shizuoka Bank Ltd/The	15,000	141
Toyota Motor Corp	120,272	5,744		Skandinaviska Enskilda Banken AB	25,763	258
Volkswagen AG	750	173		Societe Generale SA	33,621	1,518
Volvo AB - B Shares	62,091	919		Standard Chartered PLC	88,307	2,348
		$48,451		Sumitomo Mitsui Financial Group Inc	544,400	21,865
				Sumitomo Mitsui Trust Holdings Inc	54,250	200
Automobile Parts & Equipment - 1.40%				Suruga Bank Ltd	5,000	65
Aisin Seiki Co Ltd	4,500	147		Svenska Handelsbanken AB	8,938	365
Bridgestone Corp	45,600	1,196		Swedbank AB	44,853	1,059
Cie Generale des Etablissements Michelin	140,891	13,103		Toronto-Dominion Bank/The	123,891	10,346
Continental AG	2,018	237		UBS AG	269,027	4,672
Denso Corp	29,000	1,087		UniCredit SpA (a)	62,864	406
GKN PLC	42,303	162		United Overseas Bank Ltd	96,805	1,474
JTEKT Corp	5,600	60		Westpac Banking Corp	115,111	3,368
NGK Spark Plug Co Ltd	4,000	51		Wing Hang Bank Ltd	48,281	506

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals (continued)
Yamaguchi Financial Group Inc	5,000	$48		Symrise AG	296,091		$10,466
		$188,720		Syngenta AG	30,034		12,916
				Taiyo Nippon Sanso Corp	6,000		40
Beverages - 1.72%				Yara International ASA	3,271		174
Anheuser-Busch InBev NV	34,166	3,006					$49,545
Asahi Group Holdings Ltd	6,400	136
Carlsberg A/S	1,658	177		Commercial Services - 1.46%
Coca-Cola Amatil Ltd	10,580	153		Abertis Infraestructuras SA	9,503		163
Diageo PLC	429,849	12,796		Adecco SA (a)	16,330		936
Fraser and Neave Ltd	23,000	177		Atlantia SpA	8,269		153
Heineken Holding NV	2,553	151		Babcock International Group PLC	8,984		148
Heineken NV	4,474	315		Benesse Holdings Inc	1,700		74
Kirin Holdings Co Ltd	16,000	200		Brambles Ltd	26,717		226
Pernod-Ricard SA	3,293	412		Bunzl PLC	26,187		470
SABMiller PLC	64,729	3,232		Bureau Veritas SA	1,409		169
		$20,755		Capita PLC	883,959		11,021
Biotechnology - 0.28%				Dai Nippon Printing Co Ltd	14,000		113
Amarin Corp PLC ADR(a)	44,100	376		Edenred	4,400		141
				Experian PLC	57,395		982
CSL Ltd	53,164	3,043		Intertek Group PLC	2,824		139
		$3,419		Park24 Co Ltd	2,500		45
Building Materials - 0.51%				Randstad Holding NV	11,600		481
Asahi Glass Co Ltd	26,000	172		Secom Co Ltd	3,500		175
Boral Ltd	63,750	327		Securitas AB	7,891		74
Cie de St-Gobain	34,614	1,425		Serco Group PLC	45,318		398
CRH PLC	11,171	241		SGS SA	412		980
Daikin Industries Ltd	6,000	229		Toppan Printing Co Ltd	13,000		81
Fletcher Building Ltd	100,076	799		Transurban Group	98,411		626
Geberit AG (a)	655	153					$17,595
HeidelbergCement AG	11,992	756		Computers - 0.16%
Holcim Ltd (a)	3,570	278
				AtoS	6,836		500
Imerys SA	875	58		Cap Gemini SA	3,741		180
James Hardie Industries PLC	50,888	541		Computershare Ltd	10,560		115
Lafarge SA	3,336	204		Fujitsu Ltd	48,000		194
LIXIL Group Corp	37,700	876		Gemalto NV	8,290		738
Rinnai Corp	800	57		NTT Data Corp	32		98
TOTO Ltd	7,000	55		TDK Corp	3,200		119
		$6,171					$1,944
Chemicals - 4.10%				Consumer Products - 0.18%
Air Liquide SA	5,749	734		Henkel AG & Co KGaA	10,365		769
Air Water Inc	13,000	166		Reckitt Benckiser Group PLC	19,324		1,288
Akzo Nobel NV	16,402	1,122		Societe BIC SA	634		85
Arkema SA	88,489	10,033					$2,142
Asahi Kasei Corp	97,000	560
BASF SE	16,927	1,714		Cosmetics & Personal Care - 1.46%
Brenntag AG	4,600	655		Beiersdorf AG	13,269		1,164
Daicel Corp	7,000	49		Kao Corp	9,500		273
Denki Kagaku Kogyo KK	12,000	43		L'Oreal SA	108,205		16,068
EMS-Chemie Holding AG	207	53		Unicharm Corp	3,000		159
Givaudan SA (a)	122	135					$17,664
Hitachi Chemical Co Ltd	2,600	37
Incitec Pivot Ltd	38,691	130		Distribution & Wholesale - 0.54%
Israel Chemicals Ltd	45,727	608		Hitachi High-Technologies Corp	14,300		284
Johnson Matthey PLC	32,280	1,158		ITOCHU Corp	96,100		1,087
JSR Corp	21,300	421		Jardine Cycle & Carriage Ltd	3,000		123
K+S AG	4,473	202		Li & Fung Ltd	98,000		137
Kaneka Corp	7,000	37		Marubeni Corp	27,000		198
Kansai Paint Co Ltd	6,000	67		Mitsubishi Corp	70,700		1,492
Koninklijke DSM NV	2,820	173		Mitsui & Co Ltd	120,133		1,816
Kuraray Co Ltd	8,800	113		Sojitz Corp	29,600		44
Lanxess AG	20,834	1,760		Sumitomo Corp	18,700		242
Linde AG	12,309	2,244		Toyota Tsusho Corp	5,000		119
Mitsubishi Chemical Holdings Corp	34,500	160		Wolseley PLC	20,874		974
Mitsubishi Gas Chemical Co Inc	45,000	301					$6,516
Mitsui Chemicals Inc	23,000	55		Diversified Financial Services - 1.46%
Nitto Denko Corp	23,000	1,301		Aberdeen Asset Management PLC	21,874		140
Shin-Etsu Chemical Co Ltd	20,500	1,254		Acom Co Ltd (a)	1,040		27
Showa Denko KK	33,000	50		Aeon Credit Service Co Ltd	17,700		367
Solvay SA	1,058	166		Daiwa Securities Group Inc	29,000		169
Sumitomo Chemical Co Ltd	153,000	448		Deutsche Boerse AG	3,482		229

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Engineering & Construction - 0.41%
Hargreaves Lansdown PLC	6,013	$66		ABB Ltd (a)	38,289		$821
Hong Kong Exchanges and Clearing Ltd	66,928	1,270		Aker Solutions ASA	40,875		894
Investec PLC	50,400	369		Auckland International Airport Ltd	22,801		54
Julius Baer Group Ltd (a)	288,211	11,776		Balfour Beatty PLC	17,887		75
Macquarie Group Ltd	5,257	211		Bouygues SA	4,798		136
Mitsubishi UFJ Lease & Finance Co Ltd	6,220	283		Chiyoda Corp	4,000		50
Nomura Holdings Inc	62,900	360		Ferrovial SA	10,455		168
Old Mutual PLC	85,813	255		Fraport AG Frankfurt Airport Services	935		57
ORIX Corp	14,390	1,539		Worldwide
Partners Group Holding AG	2,010	472		Hochtief AG (a)	799		52
Singapore Exchange Ltd	22,000	138		JGC Corp	5,000		142
		$17,671		Kajima Corp	22,000		66
				Kinden Corp	3,000		20
Electric - 1.07%				Koninklijke Boskalis Westminster NV	1,806		83
AGL Energy Ltd	8,727	140		Leighton Holdings Ltd	3,907		84
Chubu Electric Power Co Inc	11,100	140		Obayashi Corp	17,000		87
Chugoku Electric Power Co Inc/The	7,600	100		SembCorp Industries Ltd	23,000		102
CLP Holdings Ltd	31,163	265		Shimizu Corp	15,000		48
Contact Energy Ltd (a)	9,562	42
				Singapore Technologies Engineering Ltd	39,000		123
E.ON SE	31,794	553		Skanska AB	9,772		166
EDP - Energias de Portugal SA	48,397	156		Sydney Airport	9,605		32
Electric Power Development Co Ltd	2,700	62		Taisei Corp	26,000		78
Electricite de France SA	6,008	115		Vinci SA	27,721		1,411
Enel SpA	531,048	2,316		WorleyParsons Ltd	5,294		140
Fortum OYJ	7,330	137					$4,889
GDF Suez	22,593	463
Hokuriku Electric Power Co	4,400	49		Entertainment - 0.06%
Iberdrola SA	393,897	2,120		Oriental Land Co Ltd/Japan	1,300		173
Kansai Electric Power Co Inc/The	85,800	817		Tabcorp Holdings Ltd	18,151		58
Kyushu Electric Power Co Inc	10,200	98		Tatts Group Ltd	35,085		119
Origin Energy Ltd	119,105	1,565		Toho Co Ltd/Tokyo	2,900		56
Power Assets Holdings Ltd	23,000	199		William Hill PLC	57,900		353
Red Electrica Corp SA	2,710	151					$759
RWE AG	8,747	329
SP AusNet	248,291	298		Food - 4.44%
Spark Infrastructure Group	267,216	489		Ajinomoto Co Inc	52,000		705
SSE PLC	85,647	1,928		Associated British Foods PLC	5,604		155
Terna Rete Elettrica Nazionale SpA	33,130	139		Calbee Inc	400		33
Tohoku Electric Power Co Inc	11,500	94		Carrefour SA	28,580		815
Tokyo Electric Power Co Inc (a)	36,452	85		Colruyt SA	1,926		93
Verbund AG	1,727	37		Danone SA	8,905		617
		$12,887		Delhaize Group SA	2,580		122
				Distribuidora Internacional de Alimentacion	15,509		115
Electrical Components & Equipment - 1.83%				SA
Brother Industries Ltd	6,100	65		First Pacific Co Ltd/Hong Kong	52,000		67
Casio Computer Co Ltd	5,800	50		J Sainsbury PLC	33,647		176
Furukawa Electric Co Ltd	17,000	35		Kikkoman Corp	4,000		60
Hitachi Ltd	283,000	1,680		Koninklijke Ahold NV	20,304		298
Legrand SA	18,960	860		MEIJI Holdings Co Ltd	1,600		71
Mitsubishi Electric Corp	123,000	1,019		Metcash Ltd	22,399		89
Prysmian SpA	5,173	111		Nestle SA	404,736		28,420
Schneider Electric SA	239,476	18,218		Nippon Meat Packers Inc	4,000		54
Ushio Inc	2,700	29		Nisshin Seifun Group Inc	5,000		61
		$22,067		Nissin Foods Holdings Co Ltd	1,500		57
				Suedzucker AG	1,573		67
Electronics - 0.33%				Tate & Lyle PLC	12,187		157
Hirose Electric Co Ltd	800	95		Tesco PLC	124,591		704
Hoya Corp	6,500	126		Toyo Suisan Kaisha Ltd	2,000		56
Ibiden Co Ltd	3,100	44		Unilever NV - CVA	76,846		3,113
Keyence Corp	770	214		Unilever PLC	354,448		14,438
Koninklijke Philips Electronics NV	18,040	562		Wilmar International Ltd	49,000		151
Kyocera Corp	9,400	851		WM Morrison Supermarkets PLC	46,185		184
Murata Manufacturing Co Ltd	17,800	1,098		Woolworths Ltd	81,595		2,658
NEC Corp	67,000	163		Yakult Honsha Co Ltd	2,500		105
Nippon Electric Glass Co Ltd	10,000	48		Yamazaki Baking Co Ltd	3,000		34
Toshiba Corp	171,000	761					$53,675
Yokogawa Electric Corp	5,100	57
		$4,019		Food Service - 0.04%
Energy - Alternate Sources - 0.01%				Compass Group PLC	34,960		423
Enel Green Power SpA	44,671	92

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Forest Products & Paper - 0.14%				Insurance (continued)
Nippon Paper Group Inc	2,500	$35		Aegon NV	240,684		$1,607
Oji Holdings Corp	21,000	68		Ageas	6,050		200
Stora Enso OYJ	14,314	102		AIA Group Ltd	4,273,000		16,998
Svenska Cellulosa AB	52,534	1,274		Allianz SE	29,519		4,224
UPM-Kymmene OYJ	13,655	167		AMP Ltd	54,890		305
		$1,646		Assicurazioni Generali SpA	17,748		340
				Aviva PLC	53,939		314
Gas - 1.27%				AXA SA	32,677		605
Centrica PLC	2,319,136	12,879		Baloise Holding AG	1,187		107
Enagas SA	4,254	101		CNP Assurances	4,101		68
Gas Natural SDG SA	50,605	1,011		Dai-ichi Life Insurance Co Ltd/The	158		226
Hong Kong & China Gas Co Ltd	87,219	247		Gjensidige Forsikring ASA	5,008		79
National Grid PLC	63,692	697		Hannover Rueckversicherung AG	1,432		116
Osaka Gas Co Ltd	48,000	180		ING Groep NV (a)	57,628		583
Toho Gas Co Ltd	10,000	53		Insurance Australia Group Ltd	32,411		170
Tokyo Gas Co Ltd	42,000	198		Legal & General Group PLC	530,544		1,281
		$15,366		MS&AD Insurance Group Holdings	59,960		1,256
Hand & Machine Tools - 2.38%				Muenchener Rueckversicherungs AG	3,181		584
Fuji Electric Co Ltd	14,000	33		Prudential PLC	835,355		12,681
Makita Corp	12,500	609		QBE Insurance Group Ltd	21,449		267
Sandvik AB	917,182	14,714		Resolution Ltd	95,300		396
Schindler Holding AG - PC	7,449	1,105		RSA Insurance Group PLC	97,571		204
Schindler Holding AG - REG	559	81		Sampo	28,573		1,025
SMC Corp/Japan	70,500	12,202		SCOR SE	4,231		122
		$28,744		Sony Financial Holdings Inc	41,200		696
				Standard Life PLC	44,200		242
Healthcare - Products - 0.88%				Suncorp Group Ltd	24,080		267
Cie Generale d'Optique Essilor International	89,630	9,136		Swiss Life Holding AG (a)	774		117
SA				Swiss Re AG	6,349		472
Cochlear Ltd	1,479	124		Tokio Marine Holdings Inc	28,066		829
Coloplast A/S	2,860	151		Tryg A/S	653		51
Elekta AB	9,308	138		Vienna Insurance Group AG Wiener	973		51
Fresenius SE & Co KGaA	1,941	236		Versicherung Gruppe
Luxottica Group SpA	4,174	193		Zurich Insurance Group AG	49,908		14,352
Smith & Nephew PLC	16,230	187					$60,935
Sonova Holding AG (a)	1,245	144
Sysmex Corp	5,300	253		Internet - 0.17%
		$10,562		Dena Co Ltd	2,700		86
				Iliad SA	3,087		572
Healthcare - Services - 0.04%				Kakaku.com Inc	8,800		328
Fresenius Medical Care AG & Co KGaA	3,199	226		Rakuten Inc	58,600		535
Miraca Holdings Inc	1,300	54		SBI Holdings Inc/Japan	5,900		49
Ramsay Health Care Ltd	3,120	96		United Internet AG	2,453		57
Sonic Healthcare Ltd	9,492	135		Yahoo Japan Corp	1,071		420
		$511					$2,047
Holding Companies - Diversified - 2.58%				Investment Companies - 0.02%
GEA Group AG	426,637	15,458		Investor AB	8,418		239
Groupe Bruxelles Lambert SA	2,049	171		Israel Corp Ltd/The	59		41
Hutchison Whampoa Ltd	37,000	414					$280
Industrivarden AB	2,986	52
Jardine Strategic Holdings Ltd	360,637	13,797		Iron & Steel - 0.57%
Keppel Corp Ltd	25,100	233		ArcelorMittal	14,514		249
Noble Group Ltd	610,000	602		Atlas Iron Ltd	3,031,930		4,700
Swire Pacific Ltd	13,000	167		Evraz PLC	8,482		39
Wharf Holdings Ltd	25,000	221		Fortescue Metals Group Ltd	170,236		835
		$31,115		Hitachi Metals Ltd	4,000		34
				JFE Holdings Inc	19,600		418
Home Builders - 0.93%				Nippon Steel & Sumitomo Metal Corp	118,000		327
Daiwa House Industry Co Ltd	9,000	166		ThyssenKrupp AG (a)	5,991		145
Sekisui Chemical Co Ltd	1,100,000	10,598		Voestalpine AG	2,610		96
Sekisui House Ltd	45,000	495					$6,843
		$11,259
				Leisure Products & Services - 0.04%
Home Furnishings - 0.06%				Carnival PLC	4,687		190
Electrolux AB	6,207	164		Flight Centre Ltd	1,395		44
Matsushita Electric Industrial Co Ltd	39,200	258		Tui Travel PLC	11,502		53
Sharp Corp/Japan	26,000	88		Yamaha Corp	4,100		44
Sony Corp	17,500	262		Yamaha Motor Co Ltd	7,300		93
		$772					$424
Insurance - 5.05%
Admiral Group PLC	5,160	100

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Lodging - 0.31%				Mining (continued)
City Developments Ltd	13,000	$123		Rio Tinto PLC	20,897		$1,181
Crown Ltd	10,740	130		Sumitomo Metal Mining Co Ltd	13,000		202
Echo Entertainment Group Ltd	16,685	62		Umicore SA	28,589		1,487
Galaxy Entertainment Group Ltd (a)	215,000	969		Vedanta Resources PLC	2,695		51
InterContinental Hotels Group PLC	7,401	217		Xstrata PLC	37,555		703
MGM China Holdings Ltd	24,000	57					$45,543
Sands China Ltd	237,800	1,200
SJM Holdings Ltd	49,000	134		Miscellaneous Manufacturing - 0.38%
Sky City Entertainment Group Ltd	14,423	48		Alfa Laval AB	8,715		186
Whitbread PLC	18,056	736		FUJIFILM Holdings Corp	8,200		164
Wynn Macau Ltd (a)	40,400	113		IMI PLC	49,151		911
		$3,789		Konica Minolta Holdings Inc	12,000		96
				Nikon Corp	5,700		163
Machinery - Construction & Mining - 0.12%				Olympus Corp	20,700		460
Atlas Copco AB - A Shares	27,519	784		Orkla ASA	58,600		517
Atlas Copco AB - B Shares	6,660	170		Siemens AG	14,231		1,559
Hitachi Construction Machinery Co Ltd	2,800	64		Smiths Group PLC	10,002		195
Komatsu Ltd	14,600	388		Sulzer AG	606		95
		$1,406		Wartsila OYJ Abp	4,319		205
Machinery - Diversified - 1.49%							$4,551
Alstom SA	22,908	1,015		Office & Business Equipment - 0.21%
Amada Co Ltd	9,000	56		Canon Inc	47,900		1,744
Andritz AG	1,854	122		Ricoh Co Ltd	75,000		835
FANUC Corp	88,900	13,873					$2,579
Hexagon AB	6,407	172
IHI Corp	31,000	80		Oil & Gas - 6.50%
Kone OYJ	2,624	217		BG Group PLC	928,478		16,479
Kubota Corp	67,000	765		BP PLC	725,315		5,369
Metso OYJ	3,035	136		Caltex Australia Ltd	3,506		71
Mitsubishi Heavy Industries Ltd	259,000	1,385		Cosmo Oil Co Ltd	14,000		31
Sumitomo Heavy Industries Ltd	14,000	62		Eni SpA	115,231		2,878
Zardoya Otis SA	3,994	61		Idemitsu Kosan Co Ltd	600		53
		$17,944		Inpex Corp	172		996
				JX Holdings Inc	93,920		554
Media - 0.36%				OMV AG	3,734		154
British Sky Broadcasting Group PLC	20,780	269		Premier Oil PLC (a)	1,731,336		10,251
ITV PLC	451,068	819		Repsol SA	35,268		787
Jupiter Telecommunications Co Ltd	54	65		Royal Dutch Shell PLC - A Shares	193,074		6,844
Kabel Deutschland Holding AG	2,291	186		Royal Dutch Shell PLC - B Shares	86,982		3,162
Lagardere SCA	18,400	665		Santos Ltd	16,427		205
Pearson PLC	14,565	276		Seadrill Ltd	6,568		260
Reed Elsevier NV	68,529	1,064		Statoil ASA	465,528		12,403
Reed Elsevier PLC	21,853	238		Suncor Energy Inc	324,201		11,019
Singapore Press Holdings Ltd	36,000	119		Total SA	64,570		3,499
UBM PLC	45,400	541		Transocean Ltd	15,428		875
Wolters Kluwer NV	7,662	155		Tullow Oil PLC	85,665		1,545
		$4,397		Woodside Petroleum Ltd	27,717		1,026
Metal Fabrication & Hardware - 0.17%							$78,461
Assa Abloy AB	34,100	1,275		Oil & Gas Services - 1.23%
NSK Ltd	67,000	475		Amec PLC	744,853		12,763
SKF AB	6,570	163		Cie Generale de Geophysique - Veritas (a)	4,112		119
Tenaris SA	8,812	185		Fugro NV	1,796		109
		$2,098		Saipem SpA	27,871		791
Mining - 3.77%				Technip SA	10,112		1,095
African Minerals Ltd (a)	86,100	417					$14,877
Anglo American PLC	38,929	1,165		Packaging & Containers - 0.02%
Antofagasta PLC	6,101	111		Amcor Ltd/Australia	21,541		189
BHP Billiton Ltd	113,598	4,468		Toyo Seikan Kaisha Ltd	3,800		48
BHP Billiton PLC	645,521	22,137					$237
Boliden AB	6,498	120		Pharmaceuticals - 8.02%
Eurasian Natural Resources Corp PLC	6,118	32		Actelion Ltd (a)	2,816		140
Glencore International PLC	68,029	425
Iluka Resources Ltd	53,522	542		Alfresa Holdings Corp	900		39
Medusa Mining Ltd	23,745	123		Astellas Pharma Inc	277,200		14,111
Mitsubishi Materials Corp	26,000	83		AstraZeneca PLC	24,595		1,188
Newcrest Mining Ltd	446,497	10,936		Bayer AG	44,824		4,424
Orica Ltd	6,442	172		Chugai Pharmaceutical Co Ltd	5,800		119
Randgold Resources Ltd	7,098	669		Daiichi Sankyo Co Ltd	28,000		474
Rio Tinto Ltd	7,470	519		Dainippon Sumitomo Pharma Co Ltd	3,800		54
				Eisai Co Ltd	4,100		179

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				REITS (continued)
Elan Corp PLC (a)	45,700	$482		Gecina SA	568		$64
GlaxoSmithKline PLC	182,133	4,166		Goodman Group	140,640		660
Grifols SA ADR(a)	28,219	751		GPT Group	36,708		145
Grifols SA (a)	3,799	129		Hammerson PLC	18,075		139
Grifols SA - B shares (a)	190	5		ICADE	593		52
Hikma Pharmaceuticals PLC	23,188	296		Japan Prime Realty Investment Corp	19		54
Hisamitsu Pharmaceutical Co Inc	1,500	80		Klepierre	2,525		99
Kyowa Hakko Kirin Co Ltd	7,000	66		Land Securities Group PLC	14,423		184
Medipal Holdings Corp	3,600	46		Link REIT/The	38,000		198
Merck KGaA	999	139		Mirvac Group	340,992		566
Mitsubishi Tanabe Pharma Corp	5,700	76		Nippon Building Fund Inc	15		155
Novartis AG	35,859	2,438		Stockland	36,022		129
Novo Nordisk A/S	26,313	4,844		Unibail-Rodamco SE	1,699		401
Ono Pharmaceutical Co Ltd	2,200	116		Westfield Group	182,074		2,125
Orion OYJ	2,452	68		Westfield Retail Trust	55,077		184
Otsuka Holdings Co Ltd	6,200	200					$6,445
Roche Holding AG	92,222	20,385
Rohto Pharmaceutical Co Ltd	29,000	363		Retail - 2.31%
Sanofi	224,829	21,918		ABC-Mart Inc	700		27
Santen Pharmaceutical Co Ltd	1,900	78		Cie Financiere Richemont SA	9,214		757
Shionogi & Co Ltd	25,000	447		Citizen Holdings Co Ltd	6,800		39
Shire PLC	462,422	15,469		Don Quijote Co Ltd	1,400		56
Suzuken Co Ltd/Aichi Japan	1,800	55		FamilyMart Co Ltd	1,500		60
Taisho Pharmaceutical Holdings Co Ltd	900	62		Fast Retailing Co Ltd	3,400		894
Takeda Pharmaceutical Co Ltd	37,400	1,922		Harvey Norman Holdings Ltd	13,521		28
Teva Pharmaceutical Industries Ltd	14,672	558		Hennes & Mauritz AB	71,284		2,622
ThromboGenics NV (a)	3,200	167		Inditex SA	3,897		545
Tsumura & Co	1,300	43		Isetan Mitsukoshi Holdings Ltd	9,000		89
UCB SA	13,400	773		J Front Retailing Co Ltd	12,000		66
		$96,870		Kingfisher PLC	161,118		688
				Lawson Inc	1,500		109
Pipelines - 0.01%				Lifestyle International Holdings Ltd	220,000		565
APA Group	20,980	126		Marks & Spencer Group PLC	28,055		169
				Marui Group Co Ltd	5,700		46
				McDonald's Holdings Co Japan Ltd	1,700		44
Real Estate - 0.77%				Next PLC	9,988		642
Aeon Mall Co Ltd	19,900	481
CapitaLand Ltd	45,000	145		Nitori Holdings Co Ltd	850		65
				PPR	25,459		5,476
Cheung Kong Holdings Ltd	24,400	400		Seven & I Holdings Co Ltd	417,400		12,679
Daito Trust Construction Co Ltd	8,400	827
Global Logistic Properties Ltd	225,000	501		Swatch Group AG/The - BR	2,673		1,464
				Swatch Group AG/The - REG	1,125		106
Hang Lung Properties Ltd	38,000	144		Takashimaya Co Ltd	7,000		51
Henderson Land Development Co Ltd	25,000	180		Wesfarmers Ltd	15,628		613
Hongkong Land Holdings Ltd	55,000	430
Hopewell Holdings Ltd	14,000	58					$27,900
Hulic Co Ltd	6,100	39		Semiconductors - 2.23%
Hysan Development Co Ltd	112,081	564		ARM Holdings PLC	25,156		345
IMMOFINANZ AG (a)	23,341	102		ASML Holding NV	20,631		1,547
Keppel Land Ltd	20,000	69		Infineon Technologies AG	1,404,504		12,668
Kerry Properties Ltd	19,000	103		Mellanox Technologies Ltd (a)	905		46
Lend Lease Group	14,103	153		Rohm Co Ltd	2,500		83
Mitsubishi Estate Co Ltd	22,000	533		Samsung Electronics Co Ltd	8,026		10,678
Mitsui Fudosan Co Ltd	14,000	320		Shinko Electric Industries Co Ltd	44,500		341
New World Development Co Ltd	95,155	175		STMicroelectronics NV	134,400		1,162
Nomura Real Estate Holdings Inc	2,400	44					$26,870
NTT Urban Development Corp	29	29
Sumitomo Realty & Development Co Ltd	6,244	190		Shipbuilding - 0.01%
Sun Hung Kai Properties Ltd	139,837	2,297		SembCorp Marine Ltd	21,000		80
Swire Properties Ltd	201,000	736		Yangzijiang Shipbuilding Holdings Ltd	50,000		40
Swiss Prime Site AG (a)	1,397	118					$120
Tokyo Tatemono Co Ltd	87,000	407		Software - 1.55%
Tokyu Land Corp	11,000	78		Amadeus IT Holding SA	36,806		922
UOL Group Ltd	12,000	61		Check Point Software Technologies Ltd (a)	243,715		12,186
Wheelock & Co Ltd	23,000	130		Dassault Systemes SA	1,539		171
		$9,314		Konami Corp	2,600		55
REITS - 0.53%				Nomura Research Institute Ltd	14,000		322
Ascendas Real Estate Investment Trust	46,000	94		Oracle Corp Japan	1,000		42
British Land Co PLC	98,876	881		Sage Group PLC/The	122,296		626
CFS Retail Property Trust Group	50,208	105		SAP AG	53,767		4,409
Corio NV	1,661	81					$18,733
Dexus Property Group	118,243	129

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Storage & Warehousing - 0.00%				Transportation (continued)
Mitsubishi Logistics Corp	3,000	$45		Nippon Yusen KK	36,000		$86
				Odakyu Electric Railway Co Ltd	16,000		160
				Orient Overseas International Ltd	74,500		522
Telecommunications - 5.10%				Tobu Railway Co Ltd	26,000		140
Belgacom SA	3,925	120		Tokyu Corp	29,000		158
BT Group PLC	570,924	2,252
Deutsche Telekom AG	54,021	664		Toll Holdings Ltd	16,188		89
Eutelsat Communications SA	20,644	709		West Japan Railway Co	18,100		714
France Telecom SA	28,790	327					$7,027
HKT Trust / HKT Ltd	57,000	53		Water- 0.01%
Idea Cellular Ltd - Warrants (a)	6,501,578	13,797		Suez Environnement Co	7,288		96
Inmarsat PLC	11,349	116
KDDI Corp	4,800	357		TOTAL COMMON STOCKS			$1,157,583
NICE Systems Ltd (a)	1,518	56		PREFERRED STOCKS - 0.44%	Shares Held	Value	(000	's)
Nippon Telegraph & Telephone Corp	284,100	11,898
Nokia OYJ	56,922	223		Automobile Manufacturers - 0.31%
NTT DOCOMO Inc	646	979		Porsche Automobil Holding SE	2,605		227
PCCW Ltd	104,000	46		Volkswagen AG	14,190		3,513
Portugal Telecom SGPS SA	16,298	95					$3,740
SES SA	5,454	167		Consumer Products - 0.03%
Singapore Telecommunications Ltd	702,000	1,984		Henkel AG & Co KGaA	3,459		305
Softbank Corp	71,305	2,541
StarHub Ltd	14,000	44
Swisscom AG	3,254	1,443		Electric - 0.00%
TDC A/S	95,711	734		RWE AG	1,010		36
Telecom Corp of New Zealand Ltd	50,173	102
Telecom Italia SpA	178,942	178		Media- 0.10%
Telecom Italia SpA - RSP	155,001	132		ProSiebenSat.1 Media AG	36,500		1,245
Telefonaktiebolaget LM Ericsson	46,362	539
Telefonica Deutschland Holding AG (a),(b)	1,613,598	13,847
				TOTAL PREFERRED STOCKS			$5,326
Telefonica SA	101,535	1,470			Maturity
Telekom Austria AG	5,752	43
Telenet Group Holding NV	1,470	69		REPURCHASE AGREEMENTS - 1.74%	Amount (000's)	Value	(000	's)
Telenor ASA	58,288	1,284		Banks- 1.74%
TeliaSonera AB	41,362	298		Investment in Joint Trading Account; Credit	$4,598		$4,598
Telstra Corp Ltd	71,566	344		Suisse Repurchase Agreement; 0.13%
Vivendi SA	25,617	549		dated 01/31/2013 maturing 02/01/2013
Vodafone Group PLC	1,483,537	4,049		(collateralized by US Government
Ziggo NV	3,042	97		Securities; $4,690,060; 0.00%; dated
		$61,606		05/15/15 - 02/15/38)
				Investment in Joint Trading Account; Deutsche	3,219		3,219
Textiles - 0.04%				Bank Repurchase Agreement; 0.16% dated
Teijin Ltd	22,000	50		01/31/2013 maturing 02/01/2013
Toray Industries Inc	80,000	462		(collateralized by US Government
		$512		Securities; $3,283,041; 0.00% - 6.75%;
Toys, Games & Hobbies - 0.02%				dated 02/01/13 - 11/23/35)
Namco Bandai Holdings Inc	4,500	64		Investment in Joint Trading Account; JP	4,828		4,827
Nintendo Co Ltd	1,900	185		Morgan Repurchase Agreement; 0.13%
		$249		dated 01/31/2013 maturing 02/01/2013
				(collateralized by US Government
Transportation - 0.58%				Securities; $4,924,563; 0.00% - 10.35%;
AP Moeller - Maersk A/S - A shares	13	98		dated 02/03/13 - 09/15/39)
AP Moeller - Maersk A/S - B shares	140	1,117		Investment in Joint Trading Account; Merrill	8,338		8,338
Asciano Ltd	23,170	117		Lynch Repurchase Agreement; 0.13%
Aurizon Holdings Ltd	40,574	168		dated 01/31/2013 maturing 02/01/2013
Central Japan Railway Co	2,600	227		(collateralized by US Government
ComfortDelGro Corp Ltd	44,000	69		Securities; $8,504,345; 0.00% - 6.25%;
Deutsche Post AG	16,032	376		dated 07/15/13 - 01/15/38)
DSV A/S	5,165	132					$20,982
East Japan Railway Co	23,300	1,573		TOTAL REPURCHASE AGREEMENTS			$20,982
Hankyu Hanshin Holdings Inc	29,000	158		Total Investments			$1,183,891
Hutchison Port Holdings Trust	135,000	111		Other Assets in Excess of Liabilities, Net - 1.98%			$23,962
Kamigumi Co Ltd	6,000	49		TOTAL NET ASSETS - 100.00%			$1,207,853
Keio Corp	15,000	111
Keisei Electric Railway Co Ltd	7,000	62
Kintetsu Corp	41,000	168		(a) Non-Income Producing Security
Koninklijke Vopak NV	1,827	125
Kuehne + Nagel International AG	1,402	165
Mitsui OSK Lines Ltd	28,000	92
MTR Corp Ltd	36,000	149
Nippon Express Co Ltd	22,000	91

See accompanying notes

Schedule of Investments
International Fund I
January 31, 2013 (unaudited)

(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $13,847 or 1.15% of net assets.

Portfolio Summary (unaudited)
Country		Percent
United Kingdom		19.57%
Japan		16.06%
France		13.33%
Switzerland		10.47%
Germany		8.27%
Australia		5.44%
Hong Kong		3.65%
Norway		2.63%
Sweden		2.18%
Netherlands		1.87%
Canada		1.77%
United States		1.74%
Korea, Republic Of		1.73%
Ireland		1.55%
Luxembourg		1.18%
Israel		1.13%
Spain		1.12%
Russian Federation		0.97%
Italy		0.79%
Denmark		0.70%
Singapore		0.65%
Belgium		0.63%
Finland		0.21%
Macao		0.11%
Austria		0.10%
New Zealand		0.07%
Jersey, Channel Islands		0.05%
Guernsey		0.03%
Portugal		0.02%
China		0.00%
Other Assets in Excess of Liabilities, Net		1.98%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
eMini MSCI EAFE; March 2013	Long	363	$29,439	$30,518	$1,079
S&P 500 Emini; March 2013	Long	175	12,651	13,066	415
Total					$1,494

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2013 (unaudited)

COMMON STOCKS - 96.84%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.09%				Beverages (continued)
Interpublic Group of Cos Inc/The	35,900	$435		Coca-Cola Co/The	266,005		$9,907
Omnicom Group Inc	9,104	494		Coca-Cola Enterprises Inc	33,888		1,182
		$929		Constellation Brands Inc (a)	5,018		162
				Dr Pepper Snapple Group Inc	13,400		604
Aerospace & Defense - 1.34%				Green Mountain Coffee Roasters Inc (a)	7,900		360
Boeing Co/The	42,969	3,175		Molson Coors Brewing Co	5,223		236
General Dynamics Corp	7,288	483		Monster Beverage Corp (a)	13,872		664
L-3 Communications Holdings Inc	3,309	251		PepsiCo Inc	156,855		11,426
Lockheed Martin Corp	5,917	514					$24,875
Northrop Grumman Corp	5,545	361
Orbital Sciences Corp (a)	368,858	5,422		Biotechnology - 1.03%
Raytheon Co	7,296	384		Alexion Pharmaceuticals Inc (a)	10,062		946
Rockwell Collins Inc	4,872	287		Amgen Inc	32,671		2,792
United Technologies Corp	41,524	3,636		Biogen Idec Inc (a)	12,370		1,930
		$14,513		Celgene Corp (a)	16,658		1,649
				Dendreon Corp (a)	23,800		140
Agriculture - 2.15%				Gilead Sciences Inc (a)	77,892		3,072
Altria Group Inc	68,209	2,297		Life Technologies Corp (a)	10,208		661
Archer-Daniels-Midland Co	34,623	988					$11,190
Lorillard Inc	13,428	525
Philip Morris International Inc	220,713	19,458		Building Materials - 0.32%
		$23,268		Eagle Materials Inc	44,130		2,858
				Martin Marietta Materials Inc	5,600		553
Airlines - 0.06%							$3,411
Southwest Airlines Co	25,469	286
United Continental Holdings Inc (a)	14,000	338		Chemicals - 2.48%
		$624		Air Products & Chemicals Inc	8,946		782
				Airgas Inc	2,293		218
Apparel - 0.30%				Celanese Corp	11,800		553
Coach Inc	6,408	327		CF Industries Holdings Inc	2,149		492
Michael Kors Holdings Ltd (a)	5,800	326
				Dow Chemical Co/The	36,531		1,176
Nike Inc	33,197	1,794		Eastman Chemical Co	5,241		373
Ralph Lauren Corp	2,093	348		Ecolab Inc	106,135		7,684
VF Corp	3,013	445		EI du Pont de Nemours & Co	20,419		969
		$3,240		FMC Corp	4,706		289
Automobile Manufacturers - 0.89%				International Flavors & Fragrances Inc	2,651		187
Ford Motor Co	336,625	4,359		LyondellBasell Industries NV	94,235		5,977
General Motors Co (a)	28,500	801		Monsanto Co	23,898		2,422
Honda Motor Co Ltd ADR	117,510	4,429		Mosaic Co/The	14,979		918
		$9,589		Potash Corp of Saskatchewan Inc	12,400		527
				PPG Industries Inc	7,865		1,084
Automobile Parts & Equipment - 0.25%				Praxair Inc	16,141		1,782
BorgWarner Inc (a)	3,857	286		Sherwin-Williams Co/The	6,919		1,122
Delphi Automotive PLC (a)	24,848	960		Sigma-Aldrich Corp	4,063		314
Goodyear Tire & Rubber Co/The (a)	8,334	115					$26,869
Johnson Controls Inc	29,646	922
TRW Automotive Holdings Corp (a)	7,800	450		Coal - 0.06%
		$2,733		Consol Energy Inc	13,750		431
				Peabody Energy Corp	9,131		230
Banks - 7.84%							$661
Bank of America Corp	398,201	4,508
Bank of New York Mellon Corp/The	22,948	623		Commercial Services - 0.99%
BB&T Corp	14,928	452		ADT Corp/The	12,409		590
Capital One Financial Corp	60,259	3,394		Apollo Group Inc (a)	3,326		67
Citigroup Inc	354,416	14,942		Automatic Data Processing Inc	90,528		5,368
Fifth Third Bancorp	31,508	513		Equifax Inc	4,033		237
Goldman Sachs Group Inc/The	26,625	3,937		H&R Block Inc	9,045		206
Huntington Bancshares Inc/OH	29,090	203		Iron Mountain Inc	14,800		506
JP Morgan Chase & Co	396,964	18,677		Mastercard Inc	5,268		2,730
M&T Bank Corp	4,125	424		Moody's Corp	6,629		363
Morgan Stanley	59,764	1,366		Robert Half International Inc	15,382		542
Northern Trust Corp	25,902	1,333		Total System Services Inc	5,402		126
PNC Financial Services Group Inc	33,369	2,062					$10,735
Regions Financial Corp	115,477	898		Computers - 6.34%
State Street Corp	33,062	1,840		Accenture PLC - Class A	29,094		2,091
SunTrust Banks Inc	113,407	3,218		Apple Inc	74,245		33,805
US Bancorp	93,510	3,095		Cognizant Technology Solutions Corp (a)	5,768		451
Wells Fargo & Co	662,510	23,075		Dell Inc	175,131		2,318
Zions Bancorporation	15,800	368		EMC Corp/MA (a)	161,815		3,982
		$84,928		Hewlett-Packard Co	43,153		713
Beverages - 2.30%				International Business Machines Corp	84,461		17,151
Brown-Forman Corp	5,156	334		NetApp Inc (a)	27,570		993

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electrical Components & Equipment (continued)
SanDisk Corp (a)	122,360	$6,117		Energizer Holdings Inc	6,500		$566
Seagate Technology PLC	12,118	412		Molex Inc	4,621		125
Teradata Corp (a)	5,590	373					$2,173
Western Digital Corp	7,623	358
		$68,764		Electronics - 2.37%
				Agilent Technologies Inc	23,143		1,037
Consumer Products - 0.12%				FLIR Systems Inc	5,110		121
Avery Dennison Corp	3,580	138		Garmin Ltd	3,714		141
Clorox Co/The	4,439	348		Honeywell International Inc	162,494		11,089
Kimberly-Clark Corp	8,744	783		Jabil Circuit Inc	6,205		117
		$1,269		TE Connectivity Ltd	14,663		570
				Thermo Fisher Scientific Inc	107,920		7,785
Cosmetics & Personal Care - 1.56%				Tyco International Ltd	150,872		4,561
Avon Products Inc	46,500	789		Waters Corp (a)	2,958		271
Colgate-Palmolive Co	18,064	1,940					$25,692
Procter & Gamble Co/The	188,495	14,167
		$16,896		Engineering & Construction - 0.07%
				Fluor Corp	5,723		371
Distribution & Wholesale - 0.20%				Jacobs Engineering Group Inc (a)	4,323		208
Fastenal Co	7,200	358		McDermott International Inc (a)	11,600		141
Fossil Inc (a)	6,537	690
Genuine Parts Co	5,316	362					$720
WW Grainger Inc	3,654	795		Environmental Control - 0.15%
		$2,205		Stericycle Inc (a)	11,270		1,063
				Waste Management Inc	14,837		540
Diversified Financial Services - 2.01%							$1,603
American Express Co	145,615	8,564
Ameriprise Financial Inc	10,500	696		Food - 2.27%
BlackRock Inc	3,034	717		Dean Foods Co (a)	6,335		116
Charles Schwab Corp/The	158,330	2,617		General Mills Inc	43,955		1,843
CME Group Inc/IL	15,900	920		Hershey Co/The	5,083		404
Discover Financial Services	19,312	741		HJ Heinz Co	6,082		369
Franklin Resources Inc	7,890	1,080		Kellogg Co	78,065		4,567
IntercontinentalExchange Inc (a)	5,474	759		Kraft Foods Group Inc	19,353		895
Invesco Ltd	52,460	1,430		Kroger Co/The	47,482		1,315
NASDAQ OMX Group Inc/The	4,200	119		McCormick & Co Inc/MD	195,148		12,167
SLM Corp	23,843	403		Mondelez International Inc	61,682		1,714
T Rowe Price Group Inc	6,020	430		Sysco Corp	11,116		353
TD Ameritrade Holding Corp	14,100	273		Tyson Foods Inc	9,705		215
Visa Inc	19,353	3,056		Whole Foods Market Inc	7,200		693
		$21,805					$24,651
Electric - 2.06%				Forest Products & Paper - 0.75%
AES Corp/VA	129,583	1,405		International Paper Co	195,246		8,087
Ameren Corp	8,165	265
American Electric Power Co Inc	29,389	1,331
Calpine Corp (a)	22,400	442		Gas - 0.96%
				AGL Resources Inc	4,007		168
CMS Energy Corp	20,358	523		CenterPoint Energy Inc	45,438		929
Consolidated Edison Inc	9,965	567
Dominion Resources Inc/VA	18,557	1,004		Sempra Energy	123,498		9,268
DTE Energy Co	5,700	361					$10,365
Duke Energy Corp	13,720	943		Hand & Machine Tools - 0.04%
Edison International	11,085	534		Snap-on Inc	1,964		159
Entergy Corp	20,577	1,330		Stanley Black & Decker Inc	4,200		323
Exelon Corp	33,132	1,042					$482
FirstEnergy Corp	18,799	761
Integrys Energy Group Inc	2,670	146		Healthcare - Products - 1.40%
NextEra Energy Inc	10,892	785		Baxter International Inc	25,724		1,745
NRG Energy Inc	42,665	1,024		Becton Dickinson and Co	6,840		575
Pepco Holdings Inc	7,807	152		Covidien PLC	112,625		7,021
PG&E Corp	28,066	1,197		CR Bard Inc	2,900		296
Pinnacle West Capital Corp	3,676	196		DENTSPLY International Inc	17,900		748
PPL Corp	14,971	453		Edwards Lifesciences Corp (a)	6,000		540
Public Service Enterprise Group Inc	17,341	541		Hospira Inc (a)	1,200		41
SCANA Corp	4,225	198		Intuitive Surgical Inc (a)	1,400		804
Southern Co/The	17,128	758		Medtronic Inc	22,601		1,053
TECO Energy Inc	15,900	282		Patterson Cos Inc	2,905		105
Wisconsin Energy Corp	141,258	5,569		St Jude Medical Inc	10,400		423
Xcel Energy Inc	16,711	464		Stryker Corp	19,623		1,229
		$22,273		Zimmer Holdings Inc	8,100		604
							$15,184
Electrical Components & Equipment - 0.20%
Emerson Electric Co	25,883	1,482

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services - 0.59%				Machinery - Construction & Mining - 0.52%
Aetna Inc	11,455	$552		Caterpillar Inc	57,790		$5,686
Cigna Corp	9,727	567
HCA Holdings Inc	14,100	531
Quest Diagnostics Inc	11,772	683		Machinery - Diversified - 1.14%
UnitedHealth Group Inc	51,880	2,864		Cummins Inc	14,992		1,722
				Deere & Co	62,004		5,832
WellPoint Inc	18,745	1,215		Flowserve Corp	24,552		3,849
		$6,412		Rockwell Automation Inc	4,668		416
Home Builders - 1.17%				Roper Industries Inc	3,260		383
Lennar Corp	85,713	3,560		Xylem Inc/NY	6,321		176
Pulte Group Inc (a)	11,579	240					$12,378
Toll Brothers Inc (a)	238,044	8,915
				Media - 3.29%
		$12,715		CBS Corp	13,676		571
Home Furnishings - 0.06%				Comcast Corp - Class A	98,352		3,746
Harman International Industries Inc	8,061	361		DIRECTV (a)	24,988		1,278
Whirlpool Corp	2,599	300		Discovery Communications Inc - A Shares (a)	8,471		588
		$661		Discovery Communications Inc - C Shares (a)	7,050		449
				Gannett Co Inc	7,972		156
Housewares - 0.02%				McGraw-Hill Cos Inc/The	14,704		845
Newell Rubbermaid Inc	9,607	226		News Corp - Class A	60,507		1,679
				News Corp - Class B	339,616		9,591
Insurance - 3.31%				Scripps Networks Interactive Inc	2,782		172
ACE Ltd	8,042	686		Time Warner Cable Inc	20,088		1,794
Aflac Inc	11,105	589		Time Warner Inc	33,219		1,678
Allstate Corp/The	45,600	2,002		Viacom Inc	23,478		1,416
American International Group Inc (a)	28,764	1,088		Walt Disney Co/The	217,833		11,737
Aon PLC	6,263	362					$35,700
Assurant Inc	2,943	113
Berkshire Hathaway Inc - Class A (a)	46	6,710		Metal Fabrication & Hardware - 0.14%
Berkshire Hathaway Inc - Class B (a)	50,185	4,865		Precision Castparts Corp	8,397		1,540
Chubb Corp/The	18,505	1,486
Cincinnati Financial Corp	5,013	213		Mining - 0.51%
Loews Corp	20,912	907		Freeport-McMoRan Copper & Gold Inc	45,470		1,602
Marsh & McLennan Cos Inc	39,606	1,405		Newmont Mining Corp	57,888		2,488
MetLife Inc	296,106	11,056		Teck Resources Ltd	33,610		1,226
Progressive Corp/The	56,284	1,266		Vulcan Materials Co	4,300		243
Prudential Financial Inc	9,092	526					$5,559
Torchmark Corp	3,070	171
Travelers Cos Inc/The	9,139	717		Miscellaneous Manufacturing - 3.23%
				3M Co	34,377		3,456
Willis Group Holdings PLC	9,700	347		Danaher Corp	47,836		2,867
XL Group PLC	49,500	1,372		Dover Corp	6,265		433
		$35,881		Eaton Corp PLC	72,449		4,126
Internet - 4.41%				General Electric Co	799,905		17,822
Amazon.com Inc (a)	30,015	7,969		Illinois Tool Works Inc	9,478		596
eBay Inc (a)	126,492	7,075		Ingersoll-Rand PLC	20,826		1,070
Expedia Inc	3,193	208		Leggett & Platt Inc	4,712		139
Facebook Inc (a)	140,970	4,366		Pall Corp	2,900		198
Google Inc (a)	32,043	24,214		Parker Hannifin Corp	12,022		1,117
Netflix Inc (a)	1,400	231		Pentair Ltd	53,661		2,720
priceline.com Inc (a)	2,720	1,865		Textron Inc	16,200		466
Symantec Corp (a)	24,101	525					$35,010
TripAdvisor Inc (a)	7,256	336
VeriSign Inc (a)	13,067	567		Office & Business Equipment - 0.04%
Yahoo! Inc (a)	23,964	470		Pitney Bowes Inc	6,722		97
				Xerox Corp	44,806		359
		$47,826					$456
Iron & Steel - 0.06%
Nucor Corp	13,800	635		Oil & Gas - 7.81%
				Anadarko Petroleum Corp	23,060		1,845
				Apache Corp	22,388		1,875
Leisure Products & Services - 0.80%				Cabot Oil & Gas Corp	2,600		137
Carnival Corp	27,500	1,065		Chevron Corp	132,286		15,233
Harley-Davidson Inc	144,287	7,563		Cimarex Energy Co	3,700		236
		$8,628		ConocoPhillips	36,311		2,106
				Denbury Resources Inc (a)	13,408		250
Lodging - 0.65%				Devon Energy Corp	17,874		1,022
Las Vegas Sands Corp	20,600	1,138		Diamond Offshore Drilling Inc	77,215		5,799
Marriott International Inc/DE	8,629	345		Ensco PLC	7,953		506
Starwood Hotels & Resorts Worldwide Inc	86,724	5,326		EOG Resources Inc	5,939		742
Wyndham Worldwide Corp	4,873	272		EQT Corp	10,614		631
		$7,081

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				REITS (continued)
Exxon Mobil Corp	400,956	$36,074		Health Care REIT Inc	8,725		$548
Helmerich & Payne Inc	3,613	233		Kimco Realty Corp	13,696		284
Hess Corp	70,274	4,719		Public Storage	6,173		950
Marathon Oil Corp	15,208	511		Simon Property Group Inc	15,786		2,529
Marathon Petroleum Corp	7,404	549		SL Green Realty Corp	3,700		297
Murphy Oil Corp	17,025	1,014		Ventas Inc	6,463		428
Newfield Exploration Co (a)	10,079	297		Vornado Realty Trust	15,667		1,324
Noble Corp	21,066	853		Weyerhaeuser Co	34,699		1,045
Noble Energy Inc	3,858	416					$19,233
Occidental Petroleum Corp	27,375	2,416		Retail - 5.34%
Phillips 66	52,437	3,176		AutoNation Inc (a)	1,323		64
Pioneer Natural Resources Co	5,500	647		AutoZone Inc (a)	3,183		1,176
QEP Resources Inc	6,060	178		Bed Bath & Beyond Inc (a)	7,958		467
Range Resources Corp	6,300	423
Southwestern Energy Co (a)	15,400	528		Best Buy Co Inc	8,560		139
				Big Lots Inc (a)	2,294		74
Tesoro Corp	4,677	228		CarMax Inc (a)	37,400		1,474
Valero Energy Corp	38,700	1,692		Chipotle Mexican Grill Inc (a)	2,100		645
WPX Energy Inc (a)	20,366	306
		$84,642		Costco Wholesale Corp	9,578		980
				CVS Caremark Corp	123,628		6,330
Oil & Gas Services - 1.92%				Dollar General Corp (a)	8,911		412
Baker Hughes Inc	13,719	614		Dollar Tree Inc (a)	21,989		880
Cameron International Corp (a)	55,810	3,533		GameStop Corp	4,123		96
FMC Technologies Inc (a)	13,200	625		Gap Inc/The	10,220		334
Halliburton Co	20,057	816		Home Depot Inc/The	60,908		4,076
National Oilwell Varco Inc	87,390	6,479		Kohl's Corp	32,131		1,488
Schlumberger Ltd	111,454	8,699		Lowe's Cos Inc	37,026		1,414
		$20,766		Ltd Brands Inc	4,200		202
				Macy's Inc	30,192		1,193
Packaging & Containers - 0.07%				McDonald's Corp	33,293		3,173
Ball Corp	12,053	537		Nordstrom Inc	5,235		289
Bemis Co Inc	3,469	124		O'Reilly Automotive Inc (a)	3,951		366
Owens-Illinois Inc (a)	5,532	131
				PetSmart Inc	3,708		243
		$792		PVH Corp	2,600		309
Pharmaceuticals - 8.59%				Ross Stores Inc	16,874		1,007
Abbott Laboratories	70,796	2,399		Starbucks Corp	38,312		2,150
AbbVie Inc	80,396	2,949		Target Corp	127,104		7,678
Actavis Inc (a)	4,346	375		Tim Hortons Inc	2,800		140
Allergan Inc/United States	12,795	1,344		TJX Cos Inc	129,509		5,851
AmerisourceBergen Corp	16,792	762		Urban Outfitters Inc (a)	3,723		159
Bristol-Myers Squibb Co	187,028	6,759		Walgreen Co	19,028		760
Cardinal Health Inc	68,791	3,014		Wal-Mart Stores Inc	141,295		9,884
Eli Lilly & Co	41,124	2,208		Yum! Brands Inc	68,298		4,435
Express Scripts Holding Co (a)	40,321	2,154					$57,888
Forest Laboratories Inc (a)	8,014	291
				Semiconductors - 2.83%
GlaxoSmithKline PLC ADR	127,169	5,800		Applied Materials Inc	85,176		1,100
Herbalife Ltd	3,100	113		ASML Holding NV	105,726		7,939
Johnson & Johnson	263,756	19,497		Atmel Corp (a)	40,200		269
McKesson Corp	13,747	1,447		Broadcom Corp	95,783		3,108
Merck & Co Inc	276,990	11,980		Intel Corp	187,663		3,948
Mylan Inc/PA (a)	13,866	392
				KLA-Tencor Corp	12,011		660
Perrigo Co	3,012	303		Linear Technology Corp	7,718		283
Pfizer Inc	991,967	27,060		LSI Corp (a)	17,946		126
Roche Holding AG ADR	75,730	4,201		Micron Technology Inc (a)	50,400		381
		$93,048		NVIDIA Corp	32,851		403
Pipelines - 0.31%				Qualcomm Inc	165,292		10,914
Kinder Morgan Inc/Delaware	13,947	522		Teradyne Inc (a)	6,185		100
ONEOK Inc	6,887	324		Texas Instruments Inc	32,771		1,084
Spectra Energy Corp	35,383	983		Xilinx Inc	8,812		322
Williams Cos Inc/The	44,002	1,542					$30,637
		$3,371		Software - 2.88%
REITS - 1.77%				Adobe Systems Inc (a)	11,414		432
American Tower Corp	118,742	9,042		Akamai Technologies Inc (a)	14,054		572
Apartment Investment & Management Co	4,683	128		Autodesk Inc (a)	28,500		1,108
AvalonBay Communities Inc	6,334	822		BMC Software Inc (a)	4,725		196
Boston Properties Inc	6,970	734		CA Inc	11,725		291
Equity Residential	7,001	388		Check Point Software Technologies Ltd (a)	8,000		400
General Growth Properties Inc	13,100	256		Dun & Bradstreet Corp/The	1,605		131
HCP Inc	9,879	458		Fidelity National Information Services Inc	14,400		534
				Fiserv Inc (a)	4,541		365

See accompanying notes

Schedule of Investments
LargeCap Blend Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	REPURCHASE AGREEMENTS			Maturity
Software (continued)			(continued)			Amount (000's)	Value (000's)
Intuit Inc	6,565	$409	Banks (continued)
Microsoft Corp	540,410	14,845	Investment in Joint Trading Account; Merrill			$12,676	$12,676
Oracle Corp	203,500	7,227	Lynch Repurchase Agreement; 0.13%
Red Hat Inc (a)	20,516	1,140	dated 1/31/2013 maturing 2/1/2013
Salesforce.com Inc (a)	5,584	961	(collateralized by US Government
SAP AG ADR	32,280	2,648	Securities; $12,929,526; 0.00% - 6.25%;
		$31,259	dated 07/15/13 - 01/15/38)
							$31,900
Telecommunications - 3.36%			TOTAL REPURCHASE AGREEMENTS				$31,900
AT&T Inc	270,746	9,420
CenturyLink Inc	11,782	477	Total Investments				$1,081,482
Cisco Systems Inc	420,955	8,659	Other Assets in Excess of Liabilities, Net - 0.22%				$2,389
Corning Inc	32,668	392	TOTAL NET ASSETS - 100.00%				$1,083,871
Crown Castle International Corp (a)	16,792	1,184
Harris Corp	3,770	174	(a) Non-Income Producing Security
Juniper Networks Inc (a)	23,200	519
MetroPCS Communications Inc (a)	10,837	109
Motorola Solutions Inc	9,200	537
Verizon Communications Inc	343,139	14,964	Portfolio Summary (unaudited)
		$36,435	Sector				Percent
			Consumer, Non-cyclical				21.00%
Textiles - 0.03%			Financial				17.87%
Cintas Corp	7,010	296	Technology				12.09%
			Communications				11.15%
Toys, Games & Hobbies - 0.09%			Industrial				10.89%
Hasbro Inc	14,546	544	Energy				10.10%
Mattel Inc	11,684	439	Consumer, Cyclical				9.86%
		$983	Basic Materials				3.80%
			Utilities				3.02%
Transportation - 1.30%			Other Assets in Excess of Liabilities, Net				0.22%
CH Robinson Worldwide Inc	4,000	265	TOTAL NET ASSETS				100.00%
CSX Corp	48,254	1,063
Expeditors International of Washington Inc	4,300	184
FedEx Corp	16,417	1,666
Norfolk Southern Corp	6,193	427
Union Pacific Corp	21,708	2,854
United Parcel Service Inc	96,427	7,645
		$14,104
TOTAL COMMON STOCKS		$1,049,582
	Maturity
REPURCHASE AGREEMENTS - 2.94%	Amount (000's)	Value (000's)

Banks- 2.94%
Investment in Joint Trading Account; Credit	$6,991	$6,991
Suisse Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $7,130,502; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	4,894	4,893
Bank Repurchase Agreement; 0.16% dated
1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $4,991,353; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	7,340	7,340
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $7,487,027; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)

Futures Contracts

	Long/Short		Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013	Long	462	$33,531		$34,495		$964
Total							$964

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 97.94%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 0.61%				Lodging - 1.53%
Delta Air Lines Inc (a)	1,092,400	$15,174		Las Vegas Sands Corp	695,100		$38,404
Apparel - 3.18%				Machinery - Construction & Mining - 1.32%
Michael Kors Holdings Ltd (a)	667,911	37,490		Caterpillar Inc	337,700		33,226
Nike Inc	783,600	42,353
		$79,843		Machinery - Diversified - 2.48%
Banks - 4.07%				Cummins Inc	285,086		32,736
Capital One Financial Corp	1,008,961	56,825		Deere & Co	314,784		29,609
Citigroup Inc	531,300	22,399					$62,345
Goldman Sachs Group Inc/The	155,700	23,022		Media- 2.64%
		$102,246		Comcast Corp - Class A	1,032,000		39,299
Beverages - 2.72%				Sirius XM Radio Inc	8,570,400		26,911
Coca-Cola Co/The	1,834,600	68,321					$66,210
				Miscellaneous Manufacturing - 1.80%
Biotechnology - 5.50%				General Electric Co	2,030,525		45,240
Alexion Pharmaceuticals Inc (a)	291,368	27,386
Biogen Idec Inc (a)	292,600	45,669
Gilead Sciences Inc (a)	1,348,000	53,178		Oil & Gas - 4.90%
Regeneron Pharmaceuticals Inc (a)	68,156	11,855		Cabot Oil & Gas Corp	555,596		29,324
				Noble Energy Inc	569,661		61,404
		$138,088		Pioneer Natural Resources Co	273,500		32,147
Building Materials - 0.98%							$122,875
Masco Corp	1,341,400	24,668		Pharmaceuticals - 7.45%
				Actavis Inc (a)	300,900		25,995
Chemicals - 6.30%				Express Scripts Holding Co (a)	613,200		32,757
LyondellBasell Industries NV	575,100	36,473		Pfizer Inc	3,031,000		82,685
Monsanto Co	713,140	72,277		Valeant Pharmaceuticals International Inc (a)	686,079		45,501
PPG Industries Inc	164,563	22,688					$186,938
Sherwin-Williams Co/The	165,400	26,818
		$158,256		Retail - 7.94%
				Home Depot Inc/The	789,400		52,827
Commercial Services - 4.35%				Ltd Brands Inc	557,100		26,752
Hertz Global Holdings Inc (a)	1,860,528	34,010		Lululemon Athletica Inc (a)	196,700		13,572
Mastercard Inc	145,190	75,267		Starbucks Corp	964,300		54,117
		$109,277		Ulta Salon Cosmetics & Fragrance Inc	266,639		26,083
				Urban Outfitters Inc (a)	604,100		25,849
Computers - 8.79%							$199,200
Accenture PLC - Class A	715,600	51,444
Apple Inc	250,224	113,930		Semiconductors - 4.13%
EMC Corp/MA (a)	1,075,928	26,479		Avago Technologies Ltd	738,739		26,425
Teradata Corp (a)	430,700	28,710		Qualcomm Inc	1,168,400		77,149
		$220,563					$103,574
Cosmetics & Personal Care - 3.18%				Software - 1.73%
Estee Lauder Cos Inc/The	444,014	27,054		Salesforce.com Inc (a)	252,500		43,463
Procter & Gamble Co/The	702,900	52,830
		$79,884		Transportation - 4.53%
Diversified Financial Services - 6.05%				Canadian Pacific Railway Ltd	233,523		26,979
Discover Financial Services	1,906,555	73,193		FedEx Corp	351,800		35,690
Visa Inc	498,040	78,645		Union Pacific Corp	388,800		51,112
		$151,838					$113,781
				TOTAL COMMON STOCKS			$2,458,619
Food - 1.67%					Maturity
Whole Foods Market Inc	434,900	41,859		REPURCHASE AGREEMENTS - 2.56%	Amount (000's)	Value	(000	's)
				Banks- 2.56%
Home Furnishings - 1.10%				Investment in Joint Trading Account; Credit	$14,058		$14,058
Whirlpool Corp	240,028	27,694		Suisse Repurchase Agreement; 0.13%
				dated 1/31/2013 maturing 2/1/2013
Internet - 8.99%				(collateralized by US Government
Amazon.com Inc (a)	90,500	24,028		Securities; $14,339,333; 0.00%; dated
eBay Inc (a)	1,145,600	64,073		05/15/15 - 02/15/38)
Facebook Inc (a)	1,111,438	34,421		Investment in Joint Trading Account; Deutsche	9,841		9,841
Google Inc (a)	99,957	75,537		Bank Repurchase Agreement; 0.16% dated
LinkedIn Corp (a)	222,900	27,593		1/31/2013 maturing 2/1/2013
		$225,652		(collateralized by US Government
				Securities; $10,037,533; 0.00% - 6.75%;
				dated 02/01/13 - 11/23/35)

See accompanying notes

Schedule of Investments LargeCap Growth Fund January 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value(000	's)
Banks (continued)
Investment in Joint Trading Account; JP	$14,761	$14,761
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $15,056,301; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	25,491	25,491
Lynch Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $26,001,083; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$64,151
TOTAL REPURCHASE AGREEMENTS		$64,151
Total Investments		$2,522,770
Liabilities in Excess of Other Assets, Net - (0.50)%		$(12,437)
TOTAL NET ASSETS - 100.00%		$2,510,333

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		24.87%
Technology		14.65%
Consumer, Cyclical		14.36%
Financial		12.68%
Communications		11.63%
Industrial		11.11%
Basic Materials		6.30%
Energy		4.90%
Liabilities in Excess of Other Assets, Net		(0.50)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS - 96.74%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Chemicals (continued)
Omnicom Group Inc	31,269	$1,697		Eastman Chemical Co	21,024		$1,496
				Ecolab Inc	856,617		62,019
				EI du Pont de Nemours & Co	107,436		5,098
Aerospace & Defense - 1.22%
B/E Aerospace Inc (a)	16,724	861		FMC Corp	23,036		1,416
				International Flavors & Fragrances Inc	13,841		975
Boeing Co/The	704,819	52,065		LyondellBasell Industries NV	3,938		250
Lockheed Martin Corp	25,492	2,214		Monsanto Co	61,158		6,198
Rockwell Collins Inc	24,356	1,434		NewMarket Corp	1,549		395
TransDigm Group Inc	8,577	1,162
Triumph Group Inc	3,009	212		PPG Industries Inc	17,462		2,407
				Praxair Inc	418,265		46,164
United Technologies Corp	102,937	9,014		RPM International Inc	8,464		264
		$66,962		Sherwin-Williams Co/The	198,121		32,123
Agriculture - 0.44%				Sigma-Aldrich Corp	20,803		1,609
Altria Group Inc	156,744	5,279		Valspar Corp	15,636		1,036
Lorillard Inc	45,144	1,764		Westlake Chemical Corp	758		70
Philip Morris International Inc	181,138	15,969		WR Grace & Co (a)	11,111		798
Reynolds American Inc	19,964	878					$164,535
		$23,890		Commercial Services - 3.71%
Airlines - 0.44%				Aaron's Inc	9,438		280
Copa Holdings SA	4,715	517		Alliance Data Systems Corp (a)	8,455		1,333
Delta Air Lines Inc (a)	91,205	1,267		Apollo Group Inc (a)	15,643		316
Southwest Airlines Co	24,661	276		Automatic Data Processing Inc	48,329		2,865
United Continental Holdings Inc (a)	908,500	21,940		Equifax Inc	18,208		1,069
		$24,000		FleetCor Technologies Inc (a)	8,627		516
				Gartner Inc (a)	15,664		807
Apparel - 1.75%				Genpact Ltd	2,275,342		38,112
Carter's Inc (a)	8,574	516		Global Payments Inc	13,529		666
Coach Inc	1,177,079	60,031		H&R Block Inc	28,022		638
Hanesbrands Inc (a)	16,376	614		ITT Educational Services Inc (a)	4,838		81
Michael Kors Holdings Ltd (a)	235,293	13,207		Lender Processing Services Inc	14,825		356
Nike Inc	83,031	4,488		Mastercard Inc	286,038		148,282
Ralph Lauren Corp	87,756	14,610		Moody's Corp	21,642		1,186
Under Armour Inc (a)	13,276	675		Morningstar Inc	4,134		280
VF Corp	9,645	1,423		Paychex Inc	34,137		1,114
		$95,564		Robert Half International Inc	23,318		822
Automobile Parts & Equipment - 0.05%				Rollins Inc	11,537		285
Delphi Automotive PLC (a)	37,165	1,437		SEI Investments Co	23,848		643
Goodyear Tire & Rubber Co/The (a)	41,801	575		Total System Services Inc	22,652		527
WABCO Holdings Inc (a)	10,293	645		Verisk Analytics Inc (a)	21,293		1,175
		$2,657		Western Union Co/The	104,771		1,491
							$202,844
Banks - 0.42%
State Street Corp	415,700	23,134		Computers - 10.18%
				Accenture PLC - Class A	1,012,924		72,819
				Apple Inc	470,910		214,410
Beverages - 0.75%				Cadence Design Systems Inc (a)	46,893		653
Coca-Cola Co/The	385,642	14,361		Cognizant Technology Solutions Corp (a)	1,259,908		98,500
Coca-Cola Enterprises Inc	3,757	131		EMC Corp/MA (a)	971,275		23,903
Monster Beverage Corp (a)	285,200	13,661		IHS Inc (a)	136,503		14,046
PepsiCo Inc	180,736	13,167		International Business Machines Corp	124,911		25,366
		$41,320		Jack Henry & Associates Inc	14,220		590
				NCR Corp (a)	25,902		719
Biotechnology - 3.14%				NetApp Inc (a)	1,844,860		66,415
Alexion Pharmaceuticals Inc (a)	241,577	22,706
				SanDisk Corp (a)	759,900		37,987
Amgen Inc	89,634	7,660		Teradata Corp (a)	18,558		1,237
Biogen Idec Inc (a)	183,007	28,563
Celgene Corp (a)	282,220	27,929		Western Digital Corp	15,548		731
Gilead Sciences Inc (a)	1,849,832	72,976					$557,376
Illumina Inc (a)	22,271	1,127		Consumer Products - 0.10%
Myriad Genetics Inc (a)	14,932	404		Church & Dwight Co Inc	14,647		847
Regeneron Pharmaceuticals Inc (a)	57,684	10,034		Clorox Co/The	1,383		108
United Therapeutics Corp (a)	8,354	450		Jarden Corp (a)	3,231		190
		$171,849		Kimberly-Clark Corp	40,509		3,626
Building Materials - 0.01%				Tupperware Brands Corp	9,357		713
Lennox International Inc	8,706	501					$5,484
				Cosmetics & Personal Care - 1.62%
Chemicals - 3.01%				Colgate-Palmolive Co	50,577		5,431
Airgas Inc	11,817	1,125		Estee Lauder Cos Inc/The	1,153,045		70,255
Albemarle Corp	8,915	547		Procter & Gamble Co/The	176,012		13,229
CF Industries Holdings Inc	2,376	545					$88,915

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale - 2.35%				Hand & Machine Tools (continued)
Fastenal Co	698,322	$34,693		Snap-on Inc	2,046		$166
Fossil Inc (a)	857,617	90,547					$902
Genuine Parts Co	26,833	1,825
WW Grainger Inc	6,391	1,392		Healthcare - Products - 3.14%
		$128,457		Baxter International Inc	56,759		3,851
				Becton Dickinson and Co	21,285		1,789
Diversified Financial Services - 3.35%				Cooper Cos Inc/The	2,409		244
Affiliated Managers Group Inc (a)	6,434	926		Edwards Lifesciences Corp (a)	298,045		26,803
American Express Co	71,621	4,212		Henry Schein Inc (a)	8,330		719
BlackRock Inc	7,414	1,752		IDEXX Laboratories Inc (a)	532,745		50,722
CBOE Holdings Inc	13,010	441		Intuitive Surgical Inc (a)	141,089		81,038
Charles Schwab Corp/The	5,054,668	83,554		Medtronic Inc	11,213		523
Eaton Vance Corp	19,375	701		Patterson Cos Inc	14,089		509
Federated Investors Inc	12,852	304		ResMed Inc	24,384		1,068
Franklin Resources Inc	279,468	38,253		Sirona Dental Systems Inc (a)	1,823		121
IntercontinentalExchange Inc (a)	13,133	1,822		St Jude Medical Inc	40,035		1,630
T Rowe Price Group Inc	27,424	1,959		Stryker Corp	25,610		1,605
TD Ameritrade Holding Corp	1,162,600	22,543		Techne Corp	6,343		455
Visa Inc	166,746	26,331		Thoratec Corp (a)	9,510		347
Waddell & Reed Financial Inc	15,235	605		Zimmer Holdings Inc	3,119		233
		$183,403					$171,657
Electric - 0.01%				Healthcare - Services - 2.80%
ITC Holdings Corp	8,483	687		Covance Inc (a)	938,609		62,615
				DaVita HealthCare Partners Inc (a)	473,751		54,675
				HCA Holdings Inc	18,403		693
Electrical Components & Equipment - 0.12%				Laboratory Corp of America Holdings (a)	15,778		1,412
AMETEK Inc	41,518	1,702
Emerson Electric Co	69,806	3,996		Quest Diagnostics Inc	3,100		180
				UnitedHealth Group Inc	608,200		33,579
Hubbell Inc	7,990	728		WellPoint Inc	3,633		235
		$6,426					$153,389
Electronics - 2.14%
Agilent Technologies Inc	34,096	1,527		Home Builders - 0.36%
Amphenol Corp	960,489	64,900		DR Horton Inc	821,400		19,434
FLIR Systems Inc	22,137	526
Honeywell International Inc	87,999	6,005		Home Furnishings - 0.01%
Jabil Circuit Inc	6,006	114		Tempur-Pedic International Inc (a)	11,007		429
Mettler-Toledo International Inc (a)	5,676	1,206
National Instruments Corp	1,454,313	41,303
Waters Corp (a)	15,292	1,400		Housewares - 0.01%
		$116,981		Toro Co	10,654		469
Engineering & Construction - 1.56%				Insurance - 0.09%
Chicago Bridge & Iron Co NV ADR	10,541	536		Allied World Assurance Co Holdings AG	3,285		279
Fluor Corp	1,306,077	84,673		Arch Capital Group Ltd (a)	2,687		125
		$85,209		Arthur J Gallagher & Co	19,908		735
Entertainment - 0.01%				Brown & Brown Inc	1,675		46
Bally Technologies Inc (a)	7,090	342		Erie Indemnity Co	3,565		254
Dolby Laboratories Inc	5,212	168		Marsh & McLennan Cos Inc	47,092		1,671
		$510		Travelers Cos Inc/The	18,362		1,441
				Validus Holdings Ltd	2,674		97
Environmental Control - 1.25%							$4,648
Clean Harbors Inc (a)	9,691	539
Stericycle Inc (a)	721,031	68,029		Internet - 10.40%
		$68,568		Amazon.com Inc (a)	393,912		104,583
				AOL Inc	3,606		111
Food - 0.47%				Baidu Inc ADR(a)	197,634		21,404
Campbell Soup Co	23,647	868		eBay Inc (a)	856,410		47,899
Dean Foods Co (a)	27,076	496		Equinix Inc (a)	4,772		1,028
General Mills Inc	58,569	2,456		Expedia Inc	9,201		600
Hershey Co/The	14,901	1,184		Facebook Inc (a)	754,068		23,353
HJ Heinz Co	19,623	1,189		Google Inc (a)	326,305		246,586
Ingredion Inc	2,662	176		IAC/InterActiveCorp	2,047		84
Kellogg Co	26,338	1,541		Liberty Interactive Corp (a)	14,158		301
Kroger Co/The	60,976	1,689		LinkedIn Corp (a)	94,200		11,661
McCormick & Co Inc/MD	21,942	1,368		Netflix Inc (a)	108,500		17,929
Whole Foods Market Inc	155,539	14,971		priceline.com Inc (a)	97,294		66,692
		$25,938		Rackspace Hosting Inc (a)	138,800		10,459
				Symantec Corp (a)	7,646		166
Hand & Machine Tools - 0.02%				TIBCO Software Inc (a)	636,400		14,917
Lincoln Electric Holdings Inc	13,647	736		TripAdvisor Inc (a)	13,735		636

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
VeriSign Inc (a)	24,437	$1,061		Parker Hannifin Corp	11,420		$1,062
		$569,470					$163,661
Leisure Products & Services - 0.96%				Office & Business Equipment - 0.01%
Carnival Corp	1,301,933	50,411		Pitney Bowes Inc	18,587		268
Harley-Davidson Inc	26,557	1,392
Polaris Industries Inc	10,866	946		Oil & Gas - 2.42%
		$52,749		Atwood Oceanics Inc (a)	3,162		167
Lodging - 1.49%				Cabot Oil & Gas Corp	23,283		1,229
Las Vegas Sands Corp	818,902	45,245		Cimarex Energy Co	425,695		27,185
Marriott International Inc/DE	38,201	1,527		Concho Resources Inc (a)	17,203		1,569
Starwood Hotels & Resorts Worldwide Inc	545,220	33,482		EOG Resources Inc	195,540		24,438
Wyndham Worldwide Corp	24,505	1,367		Helmerich & Payne Inc	3,926		253
		$81,621		Noble Energy Inc	6,439		694
				Pioneer Natural Resources Co	194,299		22,838
Machinery - Construction & Mining - 0.12%				Range Resources Corp	518,023		34,796
Caterpillar Inc	64,474	6,344		Southwestern Energy Co (a)	20,800		713
				Valero Energy Corp	427,400		18,690
Machinery - Diversified - 1.48%				Whiting Petroleum Corp (a)	2,959		141
Babcock & Wilcox Co/The	19,910	530					$132,713
Cummins Inc	21,740	2,496		Oil & Gas Services - 4.34%
Deere & Co	44,532	4,189		Cameron International Corp (a)	20,900		1,323
Flowserve Corp	7,694	1,206		Core Laboratories NV	541,270		69,088
Graco Inc	10,911	624		Dresser-Rand Group Inc (a)	13,652		833
IDEX Corp	2,888	144		FMC Technologies Inc (a)	1,536,910		72,773
Nordson Corp	9,725	658		Halliburton Co	32,650		1,328
Rockwell Automation Inc	16,177	1,443		National Oilwell Varco Inc	16,327		1,210
Roper Industries Inc	588,300	69,096		Oil States International Inc (a)	7,869		610
Wabtec Corp/DE	7,852	735		Schlumberger Ltd	1,156,766		90,286
		$81,121		SEACOR Holdings Inc	1,678		153
Media - 0.82%							$237,604
AMC Networks Inc (a)	9,834	560
				Packaging & Containers - 0.05%
CBS Corp	18,503	772		Ball Corp	25,546		1,137
Comcast Corp - Class A	146,616	5,583		Crown Holdings Inc (a)	6,110		231
DIRECTV (a)	69,360	3,547		Owens-Illinois Inc (a)	21,630		515
Discovery Communications Inc - A Shares (a)	28,060	1,947
				Packaging Corp of America	15,087		580
DISH Network Corp	26,796	999		Silgan Holdings Inc	8,357		359
FactSet Research Systems Inc	8,102	750					$2,822
John Wiley & Sons Inc	3,603	138
Liberty Global Inc - A Shares (a)	204,023	13,932		Pharmaceuticals - 6.13%
McGraw-Hill Cos Inc/The	30,782	1,771		Abbott Laboratories	168,050		5,693
News Corp - Class A	71,545	1,985		AbbVie Inc	168,050		6,166
Nielsen Holdings NV	5,164	168		Actavis Inc (a)	14,310		1,236
Scripps Networks Interactive Inc	14,269	881		Allergan Inc/United States	29,794		3,129
Sirius XM Radio Inc	426,312	1,339		AmerisourceBergen Corp	28,509		1,293
Starz - Liberty Capital (a)	1,207	19		Bristol-Myers Squibb Co	172,788		6,245
Time Warner Cable Inc	35,227	3,147		Cardinal Health Inc	31,935		1,399
Viacom Inc	59,311	3,579		Catamaran Corp (a)	385,338		19,995
Walt Disney Co/The	74,119	3,994		Eli Lilly & Co	41,095		2,206
		$45,111		Endo Health Solutions Inc (a)	13,065		414
				Express Scripts Holding Co (a)	2,323,655		124,130
Metal Fabrication & Hardware - 0.90%				Herbalife Ltd	19,955		725
Precision Castparts Corp	266,425	48,862		Johnson & Johnson	60,854		4,498
Timken Co	1,254	67		McKesson Corp	481,457		50,664
Valmont Industries Inc	3,862	563		Mead Johnson Nutrition Co	1,040,236		79,058
		$49,492		Mylan Inc/PA (a)	42,650		1,206
Mining - 0.02%				Onyx Pharmaceuticals Inc (a)	11,613		900
Compass Minerals International Inc	5,972	430		Perrigo Co	16,076		1,616
Southern Copper Corp	20,737	817		Valeant Pharmaceuticals International Inc (a)	378,200		25,082
		$1,247					$335,655
Miscellaneous Manufacturing - 2.99%				Pipelines - 0.39%
3M Co	70,454	7,084		Kinder Morgan Inc/Delaware	54,525		2,042
Carlisle Cos Inc	888	57		ONEOK Inc	35,794		1,683
Danaher Corp	2,492,026	149,347		Williams Cos Inc/The	509,044		17,842
Donaldson Co Inc	26,869	1,010					$21,567
Eaton Corp PLC	15,310	872		REITS - 0.37%
Illinois Tool Works Inc	45,484	2,858		American Campus Communities Inc	1,211		56
Ingersoll-Rand PLC	26,672	1,371		American Tower Corp	43,892		3,342

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Savings & Loans - 0.00%
Apartment Investment & Management Co	17,495	$477		People's United Financial Inc	13,149		$162
Boston Properties Inc	4,130	435
Digital Realty Trust Inc	20,794	1,412
Equity Lifestyle Properties Inc	6,045	433		Semiconductors - 3.92%
				Altera Corp	31,870		1,065
Equity Residential	4,093	227		Atmel Corp (a)	2,442,300		16,363
Essex Property Trust Inc	5,911	909		Avago Technologies Ltd	37,413		1,338
Extra Space Storage Inc	11,579	461
Federal Realty Investment Trust	8,427	892		Broadcom Corp	832,141		27,003
				Intel Corp	419,281		8,822
HCP Inc	5,203	241		Maxim Integrated Products Inc	23,831		749
Home Properties Inc	4,239	261		Qualcomm Inc	2,344,851		154,831
Kilroy Realty Corp	863	43		Teradyne Inc (a)	3,697		60
Mid-America Apartment Communities Inc	6,847	448		Texas Instruments Inc	86,261		2,854
Plum Creek Timber Co Inc	26,725	1,288
Post Properties Inc	3,938	191		Xilinx Inc	45,420		1,657
Public Storage	15,662	2,411					$214,742
Regency Centers Corp	9,593	478		Software - 5.17%
Simon Property Group Inc	28,365	4,543		Adobe Systems Inc (a)	32,442		1,227
Tanger Factory Outlet Centers	15,097	535		Akamai Technologies Inc (a)	388,397		15,812
Taubman Centers Inc	3,239	264		ANSYS Inc (a)	648,515		47,731
Weyerhaeuser Co	29,367	885		BMC Software Inc (a)	27,062		1,124
		$20,232		CA Inc	3,583		89
				Cerner Corp (a)	14,315		1,182
Retail - 6.22%				Citrix Systems Inc (a)	670,030		49,019
Advance Auto Parts Inc	12,343	908		Dun & Bradstreet Corp/The	4,928		402
American Eagle Outfitters Inc	24,807	501		Fiserv Inc (a)	20,364		1,636
Ascena Retail Group Inc (a)	21,776	369
AutoNation Inc (a)	3,203	155		Intuit Inc	33,187		2,070
AutoZone Inc (a)	4,188	1,548		Microsoft Corp	862,567		23,695
				Nuance Communications Inc (a)	472,180		11,356
Bed Bath & Beyond Inc (a)	25,586	1,502
Big Lots Inc (a)	10,180	327		Oracle Corp	437,834		15,548
				Red Hat Inc (a)	470,412		26,136
Brinker International Inc	12,288	402		Salesforce.com Inc (a)	488,168		84,028
Chico's FAS Inc	20,146	361		SolarWinds Inc (a)	10,038		546
Chipotle Mexican Grill Inc (a)	79,790	24,496
				VMware Inc (a)	15,955		1,220
Copart Inc (a)	18,056	648
Costco Wholesale Corp	613,800	62,817					$282,821
CVS Caremark Corp	29,549	1,513		Telecommunications - 2.55%
Dick's Sporting Goods Inc	15,583	742		Crown Castle International Corp (a)	855,756		60,348
Dollar General Corp (a)	30,123	1,392		Harris Corp	5,950		275
Dollar Tree Inc (a)	272,365	10,892		Juniper Networks Inc (a)	2,701,695		60,464
DSW Inc	5,325	356		Motorola Solutions Inc	28,673		1,674
Foot Locker Inc	5,543	190		NeuStar Inc (a)	11,689		528
Gap Inc/The	52,147	1,704		tw telecom inc (a)	24,901		688
GNC Holdings Inc	11,242	404		Verizon Communications Inc	315,602		13,763
Home Depot Inc/The	365,374	24,450		Virgin Media Inc	31,891		1,256
Kohl's Corp	2,897	134		Windstream Corp	56,987		555
Lowe's Cos Inc	591,070	22,573					$139,551
Ltd Brands Inc	23,543	1,131
Macy's Inc	9,885	391		Textiles - 0.01%
McDonald's Corp	100,412	9,568		Cintas Corp	8,746		370
MSC Industrial Direct Co Inc	7,841	620
Nordstrom Inc	25,646	1,416		Toys, Games & Hobbies - 0.04%
Nu Skin Enterprises Inc	8,750	371		Hasbro Inc	17,479		653
O'Reilly Automotive Inc (a)	13,508	1,252		Mattel Inc	45,368		1,707
Panera Bread Co (a)	4,762	761					$2,360
PetSmart Inc	18,203	1,191
PVH Corp	10,908	1,297		Transportation - 1.38%
Ross Stores Inc	24,704	1,475		CH Robinson Worldwide Inc	18,203		1,204
Sally Beauty Holdings Inc (a)	23,665	628		CSX Corp	79,614		1,754
Starbucks Corp	2,245,245	126,003		FedEx Corp	3,394		344
Target Corp	6,534	395		Landstar System Inc	7,704		440
TJX Cos Inc	83,521	3,774		Union Pacific Corp	439,678		57,800
Tractor Supply Co	158,470	16,428		United Parcel Service Inc	174,060		13,801
Urban Outfitters Inc (a)	19,202	822					$75,343
Wal-Mart Stores Inc	151,945	10,629		TOTAL COMMON STOCKS			$5,295,334
Williams-Sonoma Inc	8,852	390
World Fuel Services Corp	4,074	176
Yum! Brands Inc	51,914	3,371
		$340,473

See accompanying notes

Schedule of Investments
LargeCap Growth Fund I
January 31, 2013 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 3.26%	Amount (000's)	Value (000's)

Banks- 3.26%
Investment in Joint Trading Account; Credit	$39,145	$39,145
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $39,927,358; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	27,401	27,401
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $27,949,151; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	41,102	41,102
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $41,923,726; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	70,980	70,979
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $72,399,080; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$178,627
TOTAL REPURCHASE AGREEMENTS		$178,627
Total Investments		$5,473,961
Liabilities in Excess of Other Assets, Net - 0.00%		$(202)
TOTAL NET ASSETS - 100.00%		$5,473,759

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		22.30%
Technology		19.28%
Communications		13.80%
Consumer, Cyclical		13.70%
Industrial		13.24%
Financial		7.49%
Energy		7.15%
Basic Materials		3.03%
Utilities		0.01%
Liabilities in Excess of Other Assets, Net		0.00%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013	Long	2,598	$188,875	$193,980	$5,105
Total					$5,105

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS - 97.51%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.05%				Chemicals - 3.36%
Omnicom Group Inc	10,493	$570		Agrium Inc	31,585		$3,585
				Airgas Inc	4,169		397
Aerospace & Defense - 1.39%				Albemarle Corp	3,148		193
B/E Aerospace Inc (a)	5,899	304		CF Industries Holdings Inc	838		192
				Eastman Chemical Co	7,414		527
Boeing Co/The	26,946	1,990		Ecolab Inc	9,005		652
Lockheed Martin Corp	8,985	780		EI du Pont de Nemours & Co	37,915		1,799
Rockwell Collins Inc	8,590	506		FMC Corp	8,125		499
TransDigm Group Inc	3,025	410
Triumph Group Inc	1,062	75		Huntsman Corp	92,105		1,624
				International Flavors & Fragrances Inc	4,882		344
United Technologies Corp	147,291	12,898		LyondellBasell Industries NV	1,449		92
		$16,963		Monsanto Co	246,407		24,973
Agriculture - 2.87%				NewMarket Corp	546		139
Altria Group Inc	55,317	1,863		PPG Industries Inc	6,163		850
Lorillard Inc	15,921	622		Praxair Inc	10,413		1,149
Philip Morris International Inc	364,470	32,132		RPM International Inc	2,984		93
Reynolds American Inc	7,045	310		Sherwin-Williams Co/The	3,747		608
		$34,927		Sigma-Aldrich Corp	7,340		568
				Valspar Corp	5,515		366
Airlines - 0.19%				Westlake Chemical Corp	317		29
Alaska Air Group Inc (a)	34,357	1,585		WR Grace & Co (a)	31,267		2,245
Copa Holdings SA	1,661	182					$40,924
Delta Air Lines Inc (a)	32,167	447
Southwest Airlines Co	8,697	97		Commercial Services - 1.56%
		$2,311		Aaron's Inc	3,338		99
				Alliance Data Systems Corp (a)	2,981		470
Apparel - 0.80%				Apollo Group Inc (a)	5,518		111
Carter's Inc (a)	3,026	182		Automatic Data Processing Inc	17,054		1,011
Coach Inc	11,235	573		Equifax Inc	6,421		377
Hanesbrands Inc (a)	5,776	217		FleetCor Technologies Inc (a)	3,046		182
Michael Kors Holdings Ltd (a)	5,397	303		Gartner Inc (a)	5,523		284
Nike Inc	132,122	7,141		Global Payments Inc	4,773		235
Ralph Lauren Corp	3,744	623		H&R Block Inc	9,884		225
Under Armour Inc (a)	4,682	238		ITT Educational Services Inc (a)	1,641		28
VF Corp	3,405	503		Lender Processing Services Inc	5,235		126
		$9,780		Mastercard Inc	25,443		13,189
Automobile Parts & Equipment - 0.33%				Moody's Corp	7,638		419
Delphi Automotive PLC (a)	13,109	507		Morningstar Inc	1,458		99
Goodyear Tire & Rubber Co/The (a)	14,745	203		Paychex Inc	12,032		393
Johnson Controls Inc	99,000	3,078		Robert Half International Inc	8,225		290
WABCO Holdings Inc (a)	3,631	227		Rollins Inc	4,071		101
		$4,015		SEI Investments Co	8,421		227
				Total System Services Inc	7,990		186
Banks - 1.52%				Verisk Analytics Inc (a)	7,509		414
SunTrust Banks Inc	161,680	4,587		Western Union Co/The	36,958		526
Wells Fargo & Co	400,718	13,957					$18,992
		$18,544		Computers - 9.46%
Beverages - 4.69%				Accenture PLC - Class A	92,695		6,664
Beam Inc	38,215	2,344		Apple Inc	118,463		53,937
Brown-Forman Corp	23,563	1,524		Cadence Design Systems Inc (a)	249,341		3,473
Coca-Cola Co/The	792,502	29,513		Cognizant Technology Solutions Corp (a)	10,473		819
Coca-Cola Enterprises Inc	1,325	46		EMC Corp/MA (a)	565,838		13,925
Monster Beverage Corp (a)	38,225	1,831		IHS Inc (a)	2,892		298
PepsiCo Inc	300,520	21,893		International Business Machines Corp	110,765		22,493
		$57,151		Jack Henry & Associates Inc	5,014		208
				NCR Corp (a)	9,136		254
Biotechnology - 2.98%				NetApp Inc (a)	189,363		6,817
Alexion Pharmaceuticals Inc (a)	39,125	3,677
				Research In Motion Ltd (a)	147,269		1,911
Amgen Inc	108,031	9,232		Riverbed Technology Inc (a)	193,243		3,749
Biogen Idec Inc (a)	47,566	7,424
				Teradata Corp (a)	6,552		437
Celgene Corp (a)	47,566	4,707
Gilead Sciences Inc (a)	256,290	10,111		Western Digital Corp	5,483		258
Illumina Inc (a)	7,859	398					$115,243
Myriad Genetics Inc (a)	5,279	143		Consumer Products - 0.28%
Regeneron Pharmaceuticals Inc (a)	2,681	466		Church & Dwight Co Inc	30,821		1,781
United Therapeutics Corp (a)	2,946	159		Clorox Co/The	487		38
		$36,317		Jarden Corp (a)	1,190		70
				Kimberly-Clark Corp	14,296		1,280
Building Materials - 0.01%				Tupperware Brands Corp	3,307		252
Lennox International Inc	3,069	176					$3,421

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Cosmetics & Personal Care - 2.27%				Food (continued)
Colgate-Palmolive Co	140,782	$15,116		Kellogg Co	9,289		$543
Estee Lauder Cos Inc/The	62,521	3,809		Kraft Foods Group Inc	81,668		3,775
Procter & Gamble Co/The	115,856	8,708		Kroger Co/The	21,519		596
		$27,633		McCormick & Co Inc/MD	7,739		482
				Mondelez International Inc	378,400		10,516
Distribution & Wholesale - 0.34%				Unilever NV - NY shares	160,200		6,485
Fastenal Co	10,177	506		Whole Foods Market Inc	43,742		4,210
Fossil Inc (a)	3,481	367
Genuine Parts Co	9,468	644					$31,444
LKQ Corp (a)	93,431	2,092		Hand & Machine Tools - 0.17%
WW Grainger Inc	2,257	492		Lincoln Electric Holdings Inc	37,442		2,019
		$4,101		Snap-on Inc	755		61
Diversified Financial Services - 1.63%							$2,080
Affiliated Managers Group Inc (a)	2,268	326		Healthcare - Products - 1.89%
American Express Co	77,664	4,568		Baxter International Inc	20,028		1,359
BlackRock Inc	2,617	618		Becton Dickinson and Co	7,511		631
CBOE Holdings Inc	4,590	156		CareFusion Corp (a)	53,903		1,673
Eaton Vance Corp	6,833	247		Cooper Cos Inc/The	16,935		1,716
Federated Investors Inc	4,532	107		Covidien PLC	36,470		2,273
Franklin Resources Inc	1,858	254		DENTSPLY International Inc	34,198		1,428
IntercontinentalExchange Inc (a)	4,635	643		Edwards Lifesciences Corp (a)	4,016		361
T Rowe Price Group Inc	9,683	692		Henry Schein Inc (a)	2,938		254
Visa Inc	75,769	11,965		IDEXX Laboratories Inc (a)	15,236		1,451
Waddell & Reed Financial Inc	5,369	213		Intuitive Surgical Inc (a)	1,615		928
		$19,789		Medtronic Inc	3,636		169
				Patterson Cos Inc	4,970		180
Electric - 0.18%				ResMed Inc	39,021		1,709
DTE Energy Co	31,076	1,967		Sirona Dental Systems Inc (a)	672		45
ITC Holdings Corp	2,995	243		St Jude Medical Inc	14,121		575
		$2,210		Stryker Corp	125,432		7,858
Electrical Components & Equipment - 0.19%				Techne Corp	2,238		160
AMETEK Inc	14,650	600		Thoratec Corp (a)	3,357		123
Emerson Electric Co	24,625	1,410		Zimmer Holdings Inc	1,101		82
Hubbell Inc	2,906	265					$22,975
		$2,275		Healthcare - Services - 0.11%
Electronics - 2.10%				DaVita HealthCare Partners Inc (a)	3,736		431
Agilent Technologies Inc	12,017	538		HCA Holdings Inc	6,494		245
Amphenol Corp	6,417	433		Laboratory Corp of America Holdings (a)	5,564		498
Avnet Inc (a)	49,776	1,760		Quest Diagnostics Inc	1,141		66
FLIR Systems Inc	7,815	186		WellPoint Inc	1,282		83
Honeywell International Inc	182,818	12,475					$1,323
Jabil Circuit Inc	2,319	44		Home Builders - 0.20%
Mettler-Toledo International Inc (a)	2,003	426		Pulte Group Inc (a)	119,362		2,476
Trimble Navigation Ltd (a)	45,338	2,834
Tyco International Ltd	109,754	3,318
Waters Corp (a)	39,540	3,621		Home Furnishings - 0.01%
		$25,635		Tempur-Pedic International Inc (a)	3,892		152
Engineering & Construction - 0.06%
Chicago Bridge & Iron Co NV ADR	3,715	189		Housewares - 0.01%
Fluor Corp	7,470	484		Toro Co	3,762		166
		$673
Entertainment - 0.02%				Insurance - 0.61%
Bally Technologies Inc (a)	2,503	121		Allied World Assurance Co Holdings AG	1,159		98
				Arch Capital Group Ltd (a)	990		46
Dolby Laboratories Inc	1,922	62
		$183		Arthur J Gallagher & Co	7,021		259
				Brown & Brown Inc	701		19
Environmental Control - 0.05%				Erie Indemnity Co	1,256		90
Clean Harbors Inc (a)	3,420	190		Marsh & McLennan Cos Inc	16,627		590
Stericycle Inc (a)	5,030	475		Travelers Cos Inc/The	79,389		6,229
		$665		Validus Holdings Ltd	1,033		38
Food - 2.58%							$7,369
Annie's Inc (a)	27,099	972		Internet - 6.14%
Campbell Soup Co	8,343	306		Amazon.com Inc (a)	48,345		12,835
Dean Foods Co (a)	9,550	175		AOL Inc	1,390		43
General Mills Inc	20,669	867		eBay Inc (a)	352,693		19,726
Hershey Co/The	25,580	2,032		Equinix Inc (a)	1,684		363
HJ Heinz Co	6,921	420		Expedia Inc	59,885		3,907
Ingredion Inc	979	65		Facebook Inc (a)	14,762		457

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Mining (continued)
Google Inc (a)	36,730	$27,757		Southern Copper Corp	7,314		$288
IAC/InterActiveCorp	755	31					$1,737
Liberty Interactive Corp (a)	4,998	106
priceline.com Inc (a)	1,978	1,356		Miscellaneous Manufacturing - 2.68%
Splunk Inc (a)	55,126	1,817		3M Co	24,851		2,499
Symantec Corp (a)	265,509	5,781		Carlisle Cos Inc	372		24
TripAdvisor Inc (a)	4,844	224		Danaher Corp	87,385		5,236
VeriSign Inc (a)	8,618	374		Donaldson Co Inc	9,482		357
		$74,777		Eaton Corp PLC	5,403		308
				General Electric Co	513,600		11,443
Iron & Steel - 0.26%				Illinois Tool Works Inc	72,827		4,576
Nucor Corp	67,858	3,122		Ingersoll-Rand PLC	9,417		484
				Parker Hannifin Corp	43,033		4,000
Leisure Products & Services - 0.37%				Textron Inc	127,715		3,673
Harley-Davidson Inc	80,307	4,209					$32,600
Polaris Industries Inc	3,831	334		Office & Business Equipment - 0.01%
		$4,543		Pitney Bowes Inc	6,562		94
Lodging - 0.62%
Las Vegas Sands Corp	13,662	755		Oil & Gas - 1.88%
Marriott International Inc/DE	147,168	5,884		Atwood Oceanics Inc (a)	1,163		61
Starwood Hotels & Resorts Worldwide Inc	7,680	471		Cabot Oil & Gas Corp	8,212		433
Wyndham Worldwide Corp	8,642	482		Concho Resources Inc (a)	6,067		553
		$7,592		EOG Resources Inc	57,675		7,209
				Helmerich & Payne Inc	1,386		89
Machinery - Construction & Mining - 0.44%				Noble Energy Inc	48,875		5,268
Caterpillar Inc	55,024	5,414		Occidental Petroleum Corp	92,720		8,184
				Pioneer Natural Resources Co	4,020		473
Machinery - Diversified - 0.95%				Range Resources Corp	5,396		363
Babcock & Wilcox Co/The	7,029	187		Southwestern Energy Co (a)	7,339		252
Cummins Inc	7,670	881		Whiting Petroleum Corp (a)	1,091		52
Deere & Co	32,213	3,030					$22,937
Flowserve Corp	16,444	2,578		Oil & Gas Services - 3.00%
Graco Inc	3,850	220		Cameron International Corp (a)	147,991		9,370
IDEX Corp	1,065	53		Core Laboratories NV	13,420		1,713
Nordson Corp	3,430	232		Dresser-Rand Group Inc (a)	4,817		294
Rockwell Automation Inc	41,383	3,691		FMC Technologies Inc (a)	8,223		389
Roper Industries Inc	3,850	452
Wabtec Corp/DE	2,769	259		Halliburton Co	11,886		484
				National Oilwell Varco Inc	5,758		427
		$11,583		Oceaneering International Inc	89,165		5,636
Media - 2.99%				Oil States International Inc (a)	2,773		215
AMC Networks Inc (a)	3,470	198		Schlumberger Ltd	229,998		17,951
CBS Corp	96,093	4,009		SEACOR Holdings Inc	618		56
Comcast Corp - Class A	317,939	12,107					$36,535
DIRECTV (a)	24,478	1,252
Discovery Communications Inc - A Shares (a)	9,907	687		Packaging & Containers - 0.08%
				Ball Corp	9,276		413
DISH Network Corp	9,451	352		Crown Holdings Inc (a)	2,154		81
FactSet Research Systems Inc	2,859	265		Owens-Illinois Inc (a)	7,637		182
John Wiley & Sons Inc	1,328	51
Liberty Global Inc - A Shares (a)	9,119	623		Packaging Corp of America	5,321		204
McGraw-Hill Cos Inc/The	10,868	625		Silgan Holdings Inc	2,950		127
News Corp - Class A	25,249	700					$1,007
Nielsen Holdings NV	1,820	59		Pharmaceuticals - 9.06%
Scripps Networks Interactive Inc	70,917	4,381		Abbott Laboratories	335,802		11,377
Sirius XM Radio Inc	150,384	472		AbbVie Inc	469,453		17,224
Starz - Liberty Capital (a)	424	7		Actavis Inc (a)	5,045		436
Time Warner Cable Inc	12,424	1,110		Allergan Inc/United States	151,745		15,935
Viacom Inc	133,813	8,076		AmerisourceBergen Corp	277,790		12,603
Walt Disney Co/The	26,141	1,408		Bristol-Myers Squibb Co	217,377		7,856
		$36,382		Cardinal Health Inc	11,264		493
				Catamaran Corp (a)	7,108		369
Metal Fabrication & Hardware - 0.63%				Eli Lilly & Co	120,277		6,458
Precision Castparts Corp	40,493	7,426		Endo Health Solutions Inc (a)	4,612		146
Timken Co	527	28		Express Scripts Holding Co (a)	286,152		15,286
Valmont Industries Inc	1,361	199		Herbalife Ltd	7,039		256
		$7,653		Johnson & Johnson	125,753		9,296
Mining - 0.14%				McKesson Corp	9,497		999
Coeur d'Alene Mines Corp (a)	59,776	1,297		Mead Johnson Nutrition Co	76,491		5,813
Compass Minerals International Inc	2,107	152		Mylan Inc/PA (a)	15,044		425
				Onyx Pharmaceuticals Inc (a)	4,098		318

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Pharmaceuticals (continued)				Retail (continued)
Perrigo Co	5,672	$570		Ross Stores Inc	8,735		$521
Sanofi ADR	93,300	4,542		Sally Beauty Holdings Inc (a)	8,347		222
		$110,402		Starbucks Corp	251,680		14,125
				Target Corp	2,303		139
Pipelines - 0.18%				TJX Cos Inc	119,122		5,382
Kinder Morgan Inc/Delaware	19,233	721		Tractor Supply Co	4,267		442
ONEOK Inc	12,631	594		Urban Outfitters Inc (a)	88,643		3,793
Williams Cos Inc/The	26,660	934		Wal-Mart Stores Inc	208,862		14,610
		$2,249		Williams-Sonoma Inc	3,131		138
Real Estate - 0.22%				World Fuel Services Corp	1,502		65
CBRE Group Inc (a)	126,616	2,732		Yum! Brands Inc	18,309		1,189
							$114,655
REITS - 1.34%				Savings & Loans - 0.01%
American Campus Communities Inc	55,563	2,587		People's United Financial Inc	4,640		57
American Tower Corp	15,482	1,179
Apartment Investment & Management Co	6,171	168		Semiconductors - 3.57%
Boston Properties Inc	1,456	153		Altera Corp	11,246		376
Digital Realty Trust Inc	7,334	498		Avago Technologies Ltd	13,197		472
Equity Lifestyle Properties Inc	2,134	153		Broadcom Corp	11,905		386
Equity Residential	1,443	80		Intel Corp	147,905		3,112
Essex Property Trust Inc	2,085	321		Linear Technology Corp	135,101		4,947
Extra Space Storage Inc	4,086	163		Maxim Integrated Products Inc	8,648		272
Federal Realty Investment Trust	2,972	315		Qualcomm Inc	380,198		25,105
HCP Inc	1,837	85		Teradyne Inc (a)	245,607		3,969
Home Properties Inc	1,494	92		Texas Instruments Inc	30,428		1,007
Kilroy Realty Corp	361	18		Xilinx Inc	105,406		3,846
Mid-America Apartment Communities Inc	2,417	158					$43,492
Plum Creek Timber Co Inc	9,426	454
Post Properties Inc	1,390	67		Software - 5.30%
Public Storage	5,525	850		Adobe Systems Inc (a)	11,449		433
Regency Centers Corp	3,387	169		Akamai Technologies Inc (a)	9,790		398
Simon Property Group Inc	51,627	8,270		ANSYS Inc (a)	5,356		394
Tanger Factory Outlet Centers	5,325	189		BMC Software Inc (a)	9,544		397
Taubman Centers Inc	1,142	93		CA Inc	1,383		34
Weyerhaeuser Co	10,359	312		Cerner Corp (a)	5,049		417
		$16,374		Citrix Systems Inc (a)	7,520		550
				CommVault Systems Inc (a)	22,468		1,724
Retail - 9.41%				Dun & Bradstreet Corp/The	1,737		142
Advance Auto Parts Inc	4,353	320		Fiserv Inc (a)	7,186		577
American Eagle Outfitters Inc	8,750	177		Intuit Inc	11,697		730
Ascena Retail Group Inc (a)	7,688	130
AutoNation Inc (a)	1,129	55		Microsoft Corp	708,522		19,463
				NetSuite Inc (a)	23,299		1,636
AutoZone Inc (a)	1,478	546
Bed Bath & Beyond Inc (a)	87,578	5,141		Oracle Corp	906,458		32,188
				Red Hat Inc (a)	7,769		432
Big Lots Inc (a)	3,590	115		Salesforce.com Inc (a)	25,423		4,376
Brinker International Inc	4,334	142		SolarWinds Inc (a)	3,540		193
Chico's FAS Inc	103,165	1,850		VMware Inc (a)	5,630		431
Copart Inc (a)	5,862	211
Costco Wholesale Corp	169,233	17,319					$64,515
CVS Caremark Corp	10,432	534		Telecommunications - 3.24%
Dick's Sporting Goods Inc	5,496	262		Cisco Systems Inc	260,113		5,350
Dollar General Corp (a)	10,625	491		Crown Castle International Corp (a)	69,210		4,881
Dollar Tree Inc (a)	13,532	541		Harris Corp	36,041		1,665
DSW Inc	1,878	126		Juniper Networks Inc (a)	346,600		7,757
Foot Locker Inc	54,676	1,878		Motorola Solutions Inc	10,114		590
Gap Inc/The	18,401	601		NeuStar Inc (a)	4,135		187
GNC Holdings Inc	119,651	4,300		Palo Alto Networks Inc (a)	30,107		1,667
Home Depot Inc/The	131,105	8,774		SBA Communications Corp (a)	80,232		5,589
Kohl's Corp	1,021	47		tw telecom inc (a)	8,782		243
Lowe's Cos Inc	187,655	7,166		Verizon Communications Inc	248,618		10,842
Ltd Brands Inc	8,299	399		Virgin Media Inc	11,255		443
Macy's Inc	71,919	2,842		Windstream Corp	20,101		196
McDonald's Corp	184,983	17,626					$39,410
MSC Industrial Direct Co Inc	2,767	219
Nordstrom Inc	9,046	500		Textiles - 0.32%
Nu Skin Enterprises Inc	3,086	131		Cintas Corp	3,088		131
O'Reilly Automotive Inc (a)	4,764	441		Mohawk Industries Inc (a)	36,705		3,731
Panera Bread Co (a)	1,678	268					$3,862
PetSmart Inc	6,419	420		Toys, Games & Hobbies - 0.07%
PVH Corp	3,846	457		Hasbro Inc	6,164		230

See accompanying notes

Schedule of Investments LargeCap Growth Fund II January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000's)

Toys, Games & Hobbies (continued)
Mattel Inc	16,008	$603
		$833
Transportation - 2.69%
CH Robinson Worldwide Inc	6,423	425
CSX Corp	28,083	619
FedEx Corp	1,196	121
Landstar System Inc	2,720	155
Union Pacific Corp	94,987	12,487
United Parcel Service Inc	238,593	18,918
		$32,725
TOTAL COMMON STOCKS		$1,187,765
	Maturity
REPURCHASE AGREEMENTS - 2.55%	Amount (000's)	Value(000's)
Banks- 2.55%
Investment in Joint Trading Account; Credit	$6,797	$6,798
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $6,933,026; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	4,758	4,758
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $4,853,119; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	7,137	7,136
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $7,279,678; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	12,325	12,325
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $12,571,448; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$31,017
TOTAL REPURCHASE AGREEMENTS		$31,017
Total Investments		$1,218,782
Liabilities in Excess of Other Assets, Net - (0.06)%		$(735)
TOTAL NET ASSETS - 100.00%		$1,218,047

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		28.29%
Technology		18.34%
Consumer, Cyclical		12.69%
Communications		12.42%
Industrial		11.44%
Financial		7.88%
Energy		5.06%
Basic Materials		3.76%
Utilities		0.18%
Liabilities in Excess of Other Assets, Net		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Growth Fund II
January 31, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013	Long	423	$30,399	$31,583	$1,184
Total					$1,184
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 96.87%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.14%				Beverages (continued)
Interpublic Group of Cos Inc/The	93,590	$1,133		Coca-Cola Co/The	836,827		$31,163
Omnicom Group Inc	57,314	3,111		Coca-Cola Enterprises Inc	58,539		2,041
		$4,244		Constellation Brands Inc (a)	32,856		1,063
				Dr Pepper Snapple Group Inc	45,150		2,035
Aerospace & Defense - 1.57%				Molson Coors Brewing Co	33,810		1,528
Boeing Co/The	147,237	10,876		Monster Beverage Corp (a)	32,345		1,549
General Dynamics Corp	72,003	4,774		PepsiCo Inc	335,590		24,448
L-3 Communications Holdings Inc	20,406	1,549					$68,072
Lockheed Martin Corp	58,268	5,062
Northrop Grumman Corp	53,249	3,463		Biotechnology - 1.69%
Raytheon Co	71,565	3,770		Alexion Pharmaceuticals Inc (a)	42,150		3,962
Rockwell Collins Inc	30,419	1,791		Amgen Inc	166,477		14,227
United Technologies Corp	182,937	16,020		Biogen Idec Inc (a)	51,330		8,011
		$47,305		Celgene Corp (a)	91,767		9,081
				Gilead Sciences Inc (a)	328,744		12,969
Agriculture - 1.90%				Life Technologies Corp (a)	37,328		2,415
Altria Group Inc	439,346	14,797					$50,665
Archer-Daniels-Midland Co	142,876	4,076
Lorillard Inc	84,249	3,292		Building Materials - 0.05%
Philip Morris International Inc	362,426	31,952		Masco Corp	77,473		1,425
Reynolds American Inc	70,333	3,093
		$57,210		Chemicals - 2.44%
Airlines - 0.06%				Air Products & Chemicals Inc	46,178		4,037
Southwest Airlines Co	160,104	1,795		Airgas Inc	15,250		1,452
				CF Industries Holdings Inc	13,640		3,126
				Dow Chemical Co/The	260,173		8,378
Apparel - 0.56%				Eastman Chemical Co	33,273		2,367
Coach Inc	61,546	3,139		Ecolab Inc	57,192		4,141
Nike Inc	158,350	8,559		EI du Pont de Nemours & Co	202,299		9,599
Ralph Lauren Corp	13,298	2,214		FMC Corp	29,808		1,832
VF Corp	19,119	2,821		International Flavors & Fragrances Inc	17,696		1,246
		$16,733		LyondellBasell Industries NV	82,358		5,223
Automobile Manufacturers - 0.48%				Monsanto Co	115,981		11,755
Ford Motor Co	827,156	10,712		Mosaic Co/The	60,025		3,677
PACCAR Inc	76,590	3,604		PPG Industries Inc	30,975		4,270
		$14,316		Praxair Inc	64,461		7,115
				Sherwin-Williams Co/The	18,566		3,010
Automobile Parts & Equipment - 0.32%				Sigma-Aldrich Corp	26,105		2,019
BorgWarner Inc (a)	25,391	1,884					$73,247
Delphi Automotive PLC (a)	64,071	2,477
Goodyear Tire & Rubber Co/The (a)	53,145	731		Coal - 0.10%
Johnson Controls Inc	148,350	4,612		Consol Energy Inc	49,417		1,549
		$9,704		Peabody Energy Corp	58,226		1,464
							$3,013
Banks - 7.16%
Bank of America Corp	2,338,301	26,469		Commercial Services - 1.18%
Bank of New York Mellon Corp/The	253,529	6,886		ADT Corp/The	50,434		2,396
BB&T Corp	151,787	4,596		Apollo Group Inc (a)	21,704		439
Capital One Financial Corp	126,196	7,107		Automatic Data Processing Inc	105,323		6,245
Citigroup Inc	636,210	26,823		Equifax Inc	25,947		1,523
Comerica Inc	41,295	1,419		H&R Block Inc	58,857		1,340
Fifth Third Bancorp	194,705	3,172		Iron Mountain Inc	36,189		1,238
First Horizon National Corp	53,617	547		Mastercard Inc	23,184		12,018
Goldman Sachs Group Inc/The	95,837	14,170		Moody's Corp	42,072		2,306
Huntington Bancshares Inc/OH	185,597	1,292		Paychex Inc	70,178		2,290
JP Morgan Chase & Co	824,713	38,803		Quanta Services Inc (a)	46,245		1,340
KeyCorp	202,554	1,904		Robert Half International Inc	30,533		1,076
M&T Bank Corp	26,382	2,709		SAIC Inc	61,560		745
Morgan Stanley	299,830	6,851		Total System Services Inc	34,860		810
Northern Trust Corp	47,342	2,437		Western Union Co/The	129,428		1,842
PNC Financial Services Group Inc	114,737	7,091					$35,608
Regions Financial Corp	306,551	2,385		Computers - 6.36%
State Street Corp	100,840	5,612		Accenture PLC - Class A	138,527		9,959
SunTrust Banks Inc	116,899	3,316		Apple Inc	204,083		92,921
US Bancorp	407,946	13,503		Cognizant Technology Solutions Corp (a)	65,127		5,092
Wells Fargo & Co	1,062,137	36,994		Computer Sciences Corp	33,707		1,409
Zions Bancorporation	39,958	932		Dell Inc	316,597		4,192
		$215,018		EMC Corp/MA (a)	457,038		11,248
Beverages - 2.27%				Hewlett-Packard Co	426,558		7,042
Beam Inc	34,520	2,117		International Business Machines Corp	230,430		46,793
Brown-Forman Corp	32,882	2,128		NetApp Inc (a)	77,730		2,798

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
SanDisk Corp (a)	52,456	$2,622		Xcel Energy Inc	105,789		$2,939
Seagate Technology PLC	72,889	2,477					$88,897
Teradata Corp (a)	36,686	2,445
Western Digital Corp	47,564	2,236		Electrical Components & Equipment - 0.33%
		$191,234		Emerson Electric Co	157,102		8,994
				Molex Inc	29,974		814
Consumer Products - 0.35%							$9,808
Avery Dennison Corp	21,607	832
Clorox Co/The	28,305	2,219		Electronics - 1.15%
Kimberly-Clark Corp	84,889	7,599		Agilent Technologies Inc	75,595		3,385
		$10,650		Amphenol Corp	34,786		2,350
				FLIR Systems Inc	32,548		774
Cosmetics & Personal Care - 1.99%				Garmin Ltd	23,687		898
Avon Products Inc	93,757	1,592		Honeywell International Inc	169,952		11,598
Colgate-Palmolive Co	96,355	10,346		Jabil Circuit Inc	40,582		767
Estee Lauder Cos Inc/The	52,081	3,173		PerkinElmer Inc	24,901		878
Procter & Gamble Co/The	593,191	44,584		TE Connectivity Ltd	91,677		3,564
		$59,695		Thermo Fisher Scientific Inc	78,149		5,638
				Tyco International Ltd	101,037		3,054
Distribution & Wholesale - 0.31%				Waters Corp (a)	18,865		1,727
Fastenal Co	58,501	2,907					$34,633
Fossil Inc (a)	11,719	1,237
Genuine Parts Co	33,656	2,290		Engineering & Construction - 0.12%
WW Grainger Inc	12,966	2,824		Fluor Corp	36,124		2,342
		$9,258		Jacobs Engineering Group Inc (a)	28,220		1,358
Diversified Financial Services - 2.33%							$3,700
American Express Co	211,219	12,422		Entertainment - 0.03%
Ameriprise Financial Inc	44,652	2,961		International Game Technology	57,730		887
BlackRock Inc	27,218	6,431
Charles Schwab Corp/The	237,904	3,933
CME Group Inc/IL	66,542	3,849		Environmental Control - 0.24%
				Republic Services Inc	64,880		2,069
Discover Financial Services	109,511	4,204		Stericycle Inc (a)	18,634		1,758
E*Trade Financial Corp (a)	55,854	593
Franklin Resources Inc	29,937	4,098		Waste Management Inc	94,604		3,442
IntercontinentalExchange Inc (a)	15,776	2,189					$7,269
Invesco Ltd	96,335	2,625		Food - 1.85%
Legg Mason Inc	25,432	703		Campbell Soup Co	38,881		1,427
NASDAQ OMX Group Inc/The	25,406	719		ConAgra Foods Inc	88,414		2,890
NYSE Euronext	52,719	1,822		Dean Foods Co (a)	40,186		736
SLM Corp	100,265	1,693		General Mills Inc	139,981		5,871
T Rowe Price Group Inc	55,293	3,951		Hershey Co/The	32,444		2,578
Visa Inc	113,100	17,860		HJ Heinz Co	69,567		4,218
		$70,053		Hormel Foods Corp	29,086		1,007
				JM Smucker Co/The	23,531		2,086
Electric - 2.96%				Kellogg Co	53,654		3,139
AES Corp/VA	133,964	1,452		Kraft Foods Group Inc	128,522		5,940
Ameren Corp	52,640	1,708
American Electric Power Co Inc	105,275	4,768		Kroger Co/The	111,469		3,088
				McCormick & Co Inc/MD	28,749		1,792
CMS Energy Corp	57,255	1,472		Mondelez International Inc	385,539		10,714
Consolidated Edison Inc	63,539	3,614
Dominion Resources Inc/VA	124,661	6,745		Safeway Inc	51,981		1,001
				Sysco Corp	127,524		4,051
DTE Energy Co	37,331	2,363		Tyson Foods Inc	62,268		1,377
Duke Energy Corp	152,786	10,503
Edison International	70,685	3,406		Whole Foods Market Inc	37,432		3,603
Entergy Corp	38,559	2,491					$55,518
Exelon Corp	185,336	5,827		Forest Products & Paper - 0.17%
FirstEnergy Corp	90,732	3,674		International Paper Co	95,272		3,946
Integrys Energy Group Inc	16,902	924		MeadWestvaco Corp	37,923		1,189
NextEra Energy Inc	91,814	6,615					$5,135
Northeast Utilities	68,110	2,774
NRG Energy Inc	69,919	1,678		Gas - 0.28%
Pepco Holdings Inc	49,784	972		AGL Resources Inc	25,553		1,068
PG&E Corp	93,285	3,978		CenterPoint Energy Inc	92,733		1,896
Pinnacle West Capital Corp	23,799	1,270		NiSource Inc	67,201		1,816
PPL Corp	126,201	3,823		Sempra Energy	48,797		3,662
Public Service Enterprise Group Inc	109,759	3,422					$8,442
SCANA Corp	28,592	1,338		Hand & Machine Tools - 0.13%
Southern Co/The	189,637	8,388		Snap-on Inc	12,633		1,024
TECO Energy Inc	44,169	785		Stanley Black & Decker Inc	36,618		2,813
Wisconsin Energy Corp	49,914	1,968					$3,837

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Healthcare - Products - 1.84%				Internet - 3.38%
Baxter International Inc	119,187	$8,086		Amazon.com Inc (a)	78,615	$20,872
Becton Dickinson and Co	42,730	3,591		eBay Inc (a)	252,657	14,131
Boston Scientific Corp (a)	297,868	2,225		Expedia Inc	20,189	1,317
CareFusion Corp (a)	48,145	1,494		F5 Networks Inc (a)	17,150	1,799
Covidien PLC	102,702	6,402		Google Inc (a)	57,744	43,637
CR Bard Inc	16,608	1,695		Netflix Inc (a)	12,051	1,991
DENTSPLY International Inc	30,791	1,286		priceline.com Inc (a)	10,818	7,416
Edwards Lifesciences Corp (a)	25,038	2,252		Symantec Corp (a)	150,542	3,277
Hospira Inc (a)	35,844	1,223		TripAdvisor Inc (a)	23,779	1,101
Intuitive Surgical Inc (a)	8,627	4,955		VeriSign Inc (a)	33,683	1,462
Medtronic Inc	219,414	10,225		Yahoo! Inc (a)	225,794	4,432
Patterson Cos Inc	18,147	656				$101,435
St Jude Medical Inc	66,859	2,721
Stryker Corp	62,688	3,927		Iron & Steel - 0.19%
Varian Medical Systems Inc (a)	23,735	1,677		Allegheny Technologies Inc	23,282	737
Zimmer Holdings Inc	37,641	2,808		Cliffs Natural Resources Inc	30,914	1,153
		$55,223		Nucor Corp	68,911	3,171
				United States Steel Corp	31,302	700
Healthcare - Services - 1.14%						$5,761
Aetna Inc	72,589	3,501
Cigna Corp	62,024	3,618		Leisure Products & Services - 0.21%
Coventry Health Care Inc	29,180	1,337		Carnival Corp	96,730	3,746
DaVita HealthCare Partners Inc (a)	18,186	2,099		Harley-Davidson Inc	49,087	2,573
Humana Inc	34,327	2,553				$6,319
Laboratory Corp of America Holdings (a)	20,523	1,837		Lodging - 0.29%
Quest Diagnostics Inc	34,488	1,999		Marriott International Inc/DE	53,396	2,135
Tenet Healthcare Corp (a)	23,100	897		Starwood Hotels & Resorts Worldwide Inc	42,517	2,611
UnitedHealth Group Inc	221,613	12,235		Wyndham Worldwide Corp	30,431	1,698
WellPoint Inc	65,878	4,270		Wynn Resorts Ltd	17,239	2,158
		$34,346				$8,602
Holding Companies - Diversified - 0.04%				Machinery - Construction & Mining - 0.51%
Leucadia National Corp	42,980	1,094		Caterpillar Inc	141,871	13,959
				Joy Global Inc	22,970	1,451
Home Builders - 0.15%						$15,410
DR Horton Inc	60,581	1,433		Machinery - Diversified - 0.68%
Lennar Corp	35,615	1,479		Cummins Inc	38,348	4,403
Pulte Group Inc (a)	73,754	1,530
				Deere & Co	84,972	7,992
		$4,442		Flowserve Corp	10,844	1,700
Home Furnishings - 0.09%				Rockwell Automation Inc	30,223	2,696
Harman International Industries Inc	14,716	659		Roper Industries Inc	21,346	2,507
Whirlpool Corp	16,890	1,949		Xylem Inc/NY	40,308	1,126
		$2,608				$20,424
Housewares - 0.05%				Media - 3.31%
Newell Rubbermaid Inc	62,395	1,465		Cablevision Systems Corp	46,814	685
				CBS Corp	128,198	5,348
				Comcast Corp - Class A	576,492	21,953
Insurance - 3.92%				DIRECTV (a)	131,067	6,703
ACE Ltd	73,721	6,291		Discovery Communications Inc - A Shares (a)	51,820	3,595
Aflac Inc	101,729	5,398		Gannett Co Inc	49,852	979
Allstate Corp/The	104,522	4,589		McGraw-Hill Cos Inc/The	60,247	3,465
American International Group Inc (a)	320,284	12,116		News Corp - Class A	437,435	12,135
Aon PLC	69,135	3,992		Scripps Networks Interactive Inc	18,856	1,165
Assurant Inc	17,076	653		Time Warner Cable Inc	65,470	5,849
Berkshire Hathaway Inc - Class B (a)	395,728	38,358		Time Warner Inc	205,421	10,378
Chubb Corp/The	56,829	4,564		Viacom Inc	100,231	6,049
Cincinnati Financial Corp	31,765	1,348		Walt Disney Co/The	384,461	20,715
Genworth Financial Inc (a)	106,703	978		Washington Post Co/The	976	376
Hartford Financial Services Group Inc	94,657	2,348				$99,395
Lincoln National Corp	59,665	1,729
Loews Corp	67,460	2,926		Metal Fabrication & Hardware - 0.19%
Marsh & McLennan Cos Inc	118,105	4,190		Precision Castparts Corp	31,574	5,791
MetLife Inc	236,702	8,838
Progressive Corp/The	120,704	2,715		Mining - 0.52%
Prudential Financial Inc	100,665	5,826		Alcoa Inc	231,529	2,047
Torchmark Corp	20,595	1,147		Freeport-McMoRan Copper & Gold Inc	205,954	7,260
Travelers Cos Inc/The	82,755	6,493		Newmont Mining Corp	107,701	4,627
Unum Group	59,688	1,391		Vulcan Materials Co	28,116	1,590
XL Group PLC	65,216	1,808				$15,524
		$117,698

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing - 3.30%				Pharmaceuticals (continued)
3M Co	138,105	$13,887		AbbVie Inc	342,925		$12,582
Danaher Corp	126,234	7,565		Actavis Inc (a)	27,717		2,394
Dover Corp	38,836	2,687		Allergan Inc/United States	66,720		7,006
Eaton Corp PLC	100,180	5,705		AmerisourceBergen Corp	51,086		2,318
General Electric Co	2,275,000	50,687		Bristol-Myers Squibb Co	358,117		12,942
Illinois Tool Works Inc	92,502	5,812		Cardinal Health Inc	73,715		3,229
Ingersoll-Rand PLC	60,731	3,121		Eli Lilly & Co	221,549		11,895
Leggett & Platt Inc	30,651	902		Express Scripts Holding Co (a)	177,118		9,462
Pall Corp	24,101	1,646		Forest Laboratories Inc (a)	50,787		1,844
Parker Hannifin Corp	32,365	3,009		Johnson & Johnson	601,225		44,443
Pentair Ltd	45,623	2,312		McKesson Corp	51,209		5,389
Textron Inc	61,142	1,759		Mead Johnson Nutrition Co	44,046		3,348
		$99,092		Merck & Co Inc	659,543		28,525
				Mylan Inc/PA (a)	88,413		2,499
Office & Business Equipment - 0.09%				Perrigo Co	19,145		1,924
Pitney Bowes Inc	43,553	628		Pfizer Inc (b)	1,597,308		43,575
Xerox Corp	274,148	2,196					$204,993
		$2,824
				Pipelines - 0.54%
Oil & Gas - 8.71%				Kinder Morgan Inc/Delaware	137,198		5,139
Anadarko Petroleum Corp	108,423	8,676		ONEOK Inc	44,391		2,087
Apache Corp	84,889	7,110		Spectra Energy Corp	144,449		4,013
Cabot Oil & Gas Corp	45,524	2,403		Williams Cos Inc/The	146,187		5,124
Chesapeake Energy Corp	112,473	2,270					$16,363
Chevron Corp	424,610	48,894
ConocoPhillips	263,354	15,275		Publicly Traded Investment Fund - 0.33%
Denbury Resources Inc (a)	83,959	1,564		iShares Core S&P 500 ETF	66,151		9,953
Devon Energy Corp	81,714	4,673
Diamond Offshore Drilling Inc	15,081	1,132		Real Estate - 0.05%
Ensco PLC	50,394	3,204		CBRE Group Inc (a)	65,454		1,413
EOG Resources Inc	58,768	7,345
EQT Corp	32,458	1,928
Exxon Mobil Corp	989,148	88,994		REITS - 2.08%
Helmerich & Payne Inc	22,938	1,476		American Tower Corp	85,772		6,531
Hess Corp	64,466	4,330		Apartment Investment & Management Co	31,576		861
Marathon Oil Corp	153,257	5,151		AvalonBay Communities Inc	24,815		3,221
Marathon Petroleum Corp	73,586	5,461		Boston Properties Inc	32,730		3,446
Murphy Oil Corp	40,053	2,384		Equity Residential	69,801		3,866
Nabors Industries Ltd (a)	62,999	1,050		HCP Inc	98,076		4,550
Newfield Exploration Co (a)	29,337	865		Health Care REIT Inc	56,338		3,540
Noble Corp	54,828	2,221		Host Hotels & Resorts Inc	157,234		2,640
Noble Energy Inc	38,593	4,160		Kimco Realty Corp	88,434		1,837
Occidental Petroleum Corp	175,769	15,515		Plum Creek Timber Co Inc	35,054		1,689
Phillips 66	135,768	8,223		Prologis Inc	99,994		3,990
Pioneer Natural Resources Co	26,735	3,142		Public Storage	31,281		4,815
QEP Resources Inc	38,642	1,134		Simon Property Group Inc	67,113		10,750
Range Resources Corp	35,282	2,370		Ventas Inc	64,121		4,251
Rowan Cos PLC (a)	26,944	929		Vornado Realty Trust	36,749		3,104
Southwestern Energy Co (a)	75,809	2,600		Weyerhaeuser Co	117,485		3,539
Tesoro Corp	30,467	1,483					$62,630
Valero Energy Corp	120,090	5,252
WPX Energy Inc (a)	43,214	649		Retail - 6.10%
		$261,863		Abercrombie & Fitch Co	17,261		863
				AutoNation Inc (a)	8,453		410
Oil & Gas Services - 1.58%				AutoZone Inc (a)	8,012		2,962
Baker Hughes Inc	95,381	4,265		Bed Bath & Beyond Inc (a)	49,724		2,919
Cameron International Corp (a)	53,525	3,389		Best Buy Co Inc	57,945		942
FMC Technologies Inc (a)	51,575	2,442		Big Lots Inc (a)	12,560		404
Halliburton Co	201,327	8,190		CarMax Inc (a)	49,641		1,957
National Oilwell Varco Inc	92,617	6,866		Chipotle Mexican Grill Inc (a)	6,833		2,098
Schlumberger Ltd	288,016	22,480		Costco Wholesale Corp	93,814		9,601
		$47,632		CVS Caremark Corp	270,470		13,848
				Darden Restaurants Inc	27,901		1,297
Packaging & Containers - 0.13%				Dollar General Corp (a)	56,969		2,633
Ball Corp	33,378	1,486		Dollar Tree Inc (a)	49,292		1,971
Bemis Co Inc	22,409	800		Family Dollar Stores Inc	20,780		1,178
Owens-Illinois Inc (a)	35,695	849
				GameStop Corp	26,290		610
Sealed Air Corp	42,200	790		Gap Inc/The	64,486		2,107
		$3,925		Home Depot Inc/The	324,379		21,708
Pharmaceuticals - 6.82%				JC Penney Co Inc	30,917		629
Abbott Laboratories	342,925	11,618		Kohl's Corp	45,909		2,125
				Lowe's Cos Inc	243,998		9,318

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Retail (continued)				Telecommunications (continued)
Ltd Brands Inc	51,927	$2,494		Juniper Networks Inc (a)	111,854	$2,503
Macy's Inc	85,755	3,388		MetroPCS Communications Inc (a)	68,723	689
McDonald's Corp	217,813	20,755		Motorola Solutions Inc	60,854	3,553
Nordstrom Inc	32,992	1,822		Sprint Nextel Corp (a)	651,850	3,670
O'Reilly Automotive Inc (a)	24,867	2,304		Verizon Communications Inc	619,157	27,002
PetSmart Inc	23,317	1,525		Windstream Corp	127,594	1,243
Ross Stores Inc	48,245	2,880				$121,900
Staples Inc	146,199	1,971
Starbucks Corp	161,324	9,054		Textiles - 0.03%
Target Corp	141,190	8,529		Cintas Corp	23,033	973
Tiffany & Co	25,853	1,700
TJX Cos Inc	158,211	7,148		Toys, Games & Hobbies - 0.12%
Urban Outfitters Inc (a)	23,742	1,016		Hasbro Inc	25,087	938
Walgreen Co	186,379	7,448		Mattel Inc	74,443	2,801
Wal-Mart Stores Inc	362,874	25,383				$3,739
Yum! Brands Inc	98,020	6,365
		$183,362		Transportation - 1.55%
				CH Robinson Worldwide Inc	34,971	2,313
Savings & Loans - 0.06%				CSX Corp	223,757	4,929
Hudson City Bancorp Inc	103,132	882		Expeditors International of Washington Inc	45,339	1,945
People's United Financial Inc	75,418	928		FedEx Corp	63,372	6,429
		$1,810		Norfolk Southern Corp	68,565	4,722
Semiconductors - 2.72%				Ryder System Inc	11,089	630
Advanced Micro Devices Inc (a)	131,288	341		Union Pacific Corp	102,052	13,416
Altera Corp	69,548	2,324		United Parcel Service Inc	155,229	12,308
Analog Devices Inc	65,380	2,853				$46,692
Applied Materials Inc	259,832	3,354		TOTAL COMMON STOCKS		$2,911,226
Broadcom Corp	112,571	3,653			Maturity
First Solar Inc (a)	13,028	367		REPURCHASE AGREEMENTS - 3.10%	Amount (000's)	Value (000's)
Intel Corp	1,079,542	22,714		Banks - 3.10%
KLA-Tencor Corp	36,126	1,984		Investment in Joint Trading Account; Credit	$20,392	$20,392
Lam Research Corp (a)	37,173	1,529		Suisse Repurchase Agreement; 0.13%
Linear Technology Corp	50,201	1,838		dated 1/31/2013 maturing 2/1/2013
LSI Corp (a)	120,062	845		(collateralized by US Government
Microchip Technology Inc	42,220	1,412		Securities; $20,799,408; 0.00%; dated
Micron Technology Inc (a)	220,760	1,669		05/15/15 - 02/15/38)
NVIDIA Corp	135,561	1,662		Investment in Joint Trading Account; Deutsche	14,274	14,274
Qualcomm Inc	369,689	24,411		Bank Repurchase Agreement; 0.16% dated
Teradyne Inc (a)	40,754	659		1/31/2013 maturing 2/1/2013
Texas Instruments Inc	243,158	8,044		(collateralized by US Government
Xilinx Inc	56,607	2,066		Securities; $14,559,585; 0.00% - 6.75%;
		$81,725		dated 02/01/13 - 11/23/35)
Software - 3.57%				Investment in Joint Trading Account; JP	21,411	21,411
Adobe Systems Inc (a)	107,402	4,063		Morgan Repurchase Agreement; 0.13%
Akamai Technologies Inc (a)	38,502	1,567		dated 1/31/2013 maturing 2/1/2013
Autodesk Inc (a)	48,749	1,895		(collateralized by US Government
BMC Software Inc (a)	30,925	1,285		Securities; $21,839,378; 0.00% - 10.35%;
CA Inc	72,739	1,805		dated 02/03/13 - 09/15/39)
Cerner Corp (a)	31,638	2,612		Investment in Joint Trading Account; Merrill	36,976	36,975
Citrix Systems Inc (a)	40,508	2,964		Lynch Repurchase Agreement; 0.13%
Dun & Bradstreet Corp/The	9,668	788		dated 1/31/2013 maturing 2/1/2013
Electronic Arts Inc (a)	66,199	1,041		(collateralized by US Government
Fidelity National Information Services Inc	54,068	2,007		Securities; $37,714,942; 0.00% - 6.25%;
Fiserv Inc (a)	28,957	2,326		dated 07/15/13 - 01/15/38)
Intuit Inc	60,375	3,766				$93,052
Microsoft Corp	1,643,354	45,143		TOTAL REPURCHASE AGREEMENTS		$93,052
Oracle Corp	815,484	28,958		Total Investments		$3,004,278
Red Hat Inc (a)	41,942	2,330		Other Assets in Excess of Liabilities, Net - 0.03%		$773
Salesforce.com Inc (a)	28,342	4,879		TOTAL NET ASSETS - 100.00%		$3,005,051
		$107,429
Telecommunications - 4.06%				(a) Non-Income Producing Security
AT&T Inc	1,232,274	42,871		(b)	Security or a portion of the security was pledged to cover margin
CenturyLink Inc	135,434	5,478		requirements for futures contracts. At the end of the period, the value of
Cisco Systems Inc	1,151,840	23,693		these securities totaled $6,684 or 0.22% of net assets.
Corning Inc	320,617	3,848
Crown Castle International Corp (a)	63,601	4,485
Frontier Communications Corp	216,612	990
Harris Corp	24,637	1,138
JDS Uniphase Corp (a)	50,756	737

See accompanying notes

Schedule of Investments
LargeCap S&P 500 Index Fund
January 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		21.03%
Financial		18.70%
Technology		12.74%
Energy		10.93%
Communications		10.89%
Industrial		9.95%
Consumer, Cyclical		8.80%
Basic Materials		3.32%
Utilities		3.24%
Exchange Traded Funds		0.33%
Diversified		0.04%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013	Long	1,240	$89,287	$92,585	$3,298
Total					$3,298

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 98.58%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.81%				Home Furnishings - 0.94%
Alliant Techsystems Inc	91,983	$5,953		Whirlpool Corp	164,517	$18,982
Boeing Co/The	155,880	11,515
General Dynamics Corp	342,893	22,734
Lockheed Martin Corp	187,702	16,305		Insurance - 5.87%
				Allstate Corp/The	936,694	41,121
		$56,507		American International Group Inc (a)	281,008	10,630
Automobile Manufacturers - 1.19%				MetLife Inc	378,158	14,120
Oshkosh Corp (a)	612,004	23,978		Protective Life Corp	686,142	21,710
				Prudential Financial Inc	525,657	30,425
Banks - 14.40%						$118,006
Citigroup Inc	323,256	13,629		Internet - 1.56%
Fifth Third Bancorp	1,485,637	24,201		Expedia Inc	218,518	14,258
Goldman Sachs Group Inc/The	269,995	39,922		IAC/InterActiveCorp	416,338	17,174
JP Morgan Chase & Co	1,995,394	93,883				$31,432
US Bancorp	1,435,481	47,514
Wells Fargo & Co	2,018,208	70,294		Iron & Steel - 0.28%
		$289,443		Reliance Steel & Aluminum Co	88,469	5,726
Biotechnology - 2.28%
Amgen Inc	376,917	32,211		Media - 2.65%
Gilead Sciences Inc (a)	343,967	13,570		Comcast Corp - Class A	1,399,107	53,278
		$45,781
				Miscellaneous Manufacturing - 2.67%
Chemicals - 4.13%				Danaher Corp	203,151	12,175
CF Industries Holdings Inc	142,492	32,655		General Electric Co	1,859,014	41,419
LyondellBasell Industries NV	653,036	41,416				$53,594
Westlake Chemical Corp	97,434	8,950
		$83,021		Oil & Gas - 16.97%
				Chevron Corp	610,999	70,356
Commercial Services - 0.72%				ConocoPhillips	200,683	11,640
ADT Corp/The	87,479	4,155		Exxon Mobil Corp	700,086	62,987
CoreLogic Inc/United States (a)	391,369	10,270
				Hess Corp	417,559	28,043
		$14,425		HollyFrontier Corp	347,651	18,154
Computers - 0.67%				Marathon Oil Corp	924,694	31,079
Accenture PLC - Class A	186,821	13,431		Marathon Petroleum Corp	542,882	40,287
				Phillips 66	632,504	38,311
				Pioneer Natural Resources Co	137,187	16,125
Consumer Products - 0.92%				Valero Energy Corp	551,564	24,120
Jarden Corp (a)	312,640	18,396
						$341,102
				Pharmaceuticals - 7.53%
Diversified Financial Services - 1.64%				AbbVie Inc	967,439	35,495
Discover Financial Services	858,780	32,969		Eli Lilly & Co	876,308	47,049
				Herbalife Ltd	262,556	9,536
Electric - 4.60%				Merck & Co Inc	609,974	26,382
Ameren Corp	451,516	14,647		Pfizer Inc (b)	1,208,224	32,960
DTE Energy Co	664,979	42,100				$151,422
NV Energy Inc	441,425	8,356		Private Equity - 0.98%
Pinnacle West Capital Corp	512,372	27,351		American Capital Ltd (a)	1,469,936	19,638
		$92,454
Electronics - 1.38%				REITS - 3.45%
Tyco International Ltd	915,436	27,674		Essex Property Trust Inc	84,811	13,042
				Extra Space Storage Inc	312,889	12,465
Food - 0.95%				Simon Property Group Inc	140,173	22,453
Kroger Co/The	687,581	19,046		Taubman Centers Inc	261,520	21,314
						$69,274
Forest Products & Paper - 1.07%				Retail - 6.06%
International Paper Co	518,809	21,489		Dillard's Inc	283,392	23,921
				Foot Locker Inc	299,152	10,276
				Lowe's Cos Inc	424,826	16,224
Healthcare - Services - 3.92%				Macy's Inc	370,847	14,652
Cigna Corp	403,136	23,519
HCA Holdings Inc	693,360	26,105		Walgreen Co	783,384	31,304
UnitedHealth Group Inc	528,820	29,196		Wal-Mart Stores Inc	363,433	25,422
		$78,820				$121,799
Home Builders - 1.27%				Software - 0.80%
Pulte Group Inc (a)	1,235,338	25,621		CA Inc	650,057	16,134
				Telecommunications - 5.26%
				AT&T Inc	1,014,559	35,297

See accompanying notes

Schedule of Investments LargeCap Value Fund January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications (continued)
Cisco Systems Inc	2,927,039	$60,209
Sprint Nextel Corp (a)	1,798,663	10,126
		$105,632
Textiles - 0.51%
Mohawk Industries Inc (a)	101,302	10,298
Transportation - 0.26%
United Parcel Service Inc	64,873	5,144
Water - 0.84%
American Water Works Co Inc	443,786	16,988
TOTAL COMMON STOCKS		$1,981,504
	Maturity
REPURCHASE AGREEMENTS - 1.09%	Amount (000's)	Value (000's)
Banks - 1.09%
Investment in Joint Trading Account; Credit	$4,809	$4,809
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $4,905,625; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	3,367	3,367
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $3,433,937; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	5,050	5,050
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $5,150,906; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	8,721	8,721
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $8,895,223; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$21,947
TOTAL REPURCHASE AGREEMENTS		$21,947
Total Investments		$2,003,451
Other Assets in Excess of Liabilities, Net - 0.33%		$6,562
TOTAL NET ASSETS - 100.00%		$2,010,013

(a) Non-Income Producing Security
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,798 or 0.14% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		27.43%
Energy		16.97%
Consumer, Non-cyclical		16.32%
Consumer, Cyclical		9.97%
Communications		9.47%
Industrial		7.12%
Basic Materials		5.48%
Utilities		5.44%
Technology		1.47%
Other Assets in Excess of Liabilities, Net		0.33%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
LargeCap Value Fund
January 31, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013	Long	240	$17,393	$17,920	$527
Total					$527
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS - 96.64%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.00%				Banks (continued)
Lamar Advertising Co (a)	1,559	$67		PNC Financial Services Group Inc	51,392		$3,176
				Regions Financial Corp	124,226		967
				Signature Bank/New York NY (a)	6,172		456
Aerospace & Defense - 0.98%				State Street Corp	54,938		3,057
Alliant Techsystems Inc	4,598	298		SunTrust Banks Inc	52,319		1,484
Boeing Co/The	11,148	824
Exelis Inc	28,433	312		US Bancorp	185,187		6,130
General Dynamics Corp	31,380	2,080		Wells Fargo & Co	748,072		26,056
L-3 Communications Holdings Inc	14,952	1,135					$154,050
Lockheed Martin Corp	168,863	14,669		Beverages - 0.11%
Northrop Grumman Corp	24,836	1,615		Beam Inc	13,729		842
Raytheon Co	32,918	1,734		Coca-Cola Enterprises Inc	29,003		1,012
Triumph Group Inc	4,754	335		Constellation Brands Inc (a)	22,753		736
		$23,002					$2,590
Agriculture - 2.98%				Biotechnology - 0.90%
Altria Group Inc	581,846	19,597		Charles River Laboratories International Inc (a)	2,758		114
Archer-Daniels-Midland Co	57,462	1,639		Gilead Sciences Inc (a)	508,050		20,043
Bunge Ltd	12,697	1,011		Life Technologies Corp (a)	16,267		1,052
Philip Morris International Inc	301,418	26,573					$21,209
Reynolds American Inc	487,628	21,446
		$70,266		Building Materials - 0.01%
				Martin Marietta Materials Inc	3,330		329
Airlines - 0.83%
Copa Holdings SA	91,525	10,032
Delta Air Lines Inc (a)	44,411	617		Chemicals - 2.17%
Southwest Airlines Co	805,042	9,024		Air Products & Chemicals Inc	20,961		1,833
		$19,673		Airgas Inc	69,700		6,638
				Albemarle Corp	5,630		345
Apparel - 0.63%				Ashland Inc	12,036		945
Coach Inc	292,663	14,926		Cabot Corp	9,733		364
				CF Industries Holdings Inc	77,784		17,826
				Cytec Industries Inc	6,659		488
Automobile Manufacturers - 0.36%				Dow Chemical Co/The	117,486		3,783
Ford Motor Co	370,882	4,803
General Motors Co (a)	75,371	2,117		Eastman Chemical Co	3,975		283
Oshkosh Corp (a)	13,508	530		Huntsman Corp	27,687		488
				LyondellBasell Industries NV	29,269		1,856
PACCAR Inc	23,952	1,127		Mosaic Co/The	29,145		1,785
		$8,577		NewMarket Corp	53,265		13,591
Automobile Parts & Equipment - 0.15%				Rockwood Holdings Inc	6,949		381
Johnson Controls Inc	59,014	1,835		RPM International Inc	11,636		363
Lear Corp	14,756	723		Westlake Chemical Corp	2,495		229
TRW Automotive Holdings Corp (a)	15,449	890		WR Grace & Co (a)	1,088		78
WABCO Holdings Inc (a)	702	44					$51,276
		$3,492		Commercial Services - 1.17%
Banks - 6.53%				Aaron's Inc	3,544		105
Associated Banc-Corp	26,768	382		ADT Corp/The	20,324		965
Bank of America Corp	947,977	10,731		Apollo Group Inc (a)	589,029		11,910
Bank of Hawaii Corp	6,889	331		Booz Allen Hamilton Holding Corp	1,815		25
Bank of New York Mellon Corp/The	104,753	2,845		CoreLogic Inc/United States (a)	14,951		392
BB&T Corp	68,460	2,073		DeVry Inc	9,480		239
BOK Financial Corp	3,794	213		Equifax Inc	1,744		102
Capital One Financial Corp	51,050	2,875		Genpact Ltd	3,610		61
CapitalSource Inc	35,053	284		H&R Block Inc	15,855		361
Citigroup Inc	468,958	19,771		Hertz Global Holdings Inc (a)	216,000		3,949
City National Corp/CA	7,181	381		KAR Auction Services Inc	4,475		96
Comerica Inc	115,400	3,965		Paychex Inc	4,089		134
Commerce Bancshares Inc/MO	12,092	454		RR Donnelley & Sons Co	27,405		252
Cullen/Frost Bankers Inc	8,168	481		Service Corp International/US	31,435		469
East West Bancorp Inc	21,962	515		Total System Services Inc	3,332		78
Fifth Third Bancorp	88,656	1,444		Towers Watson & Co	8,793		537
First Citizens BancShares Inc/NC	768	134		Verisk Analytics Inc (a)	3,051		168
First Republic Bank/CA	15,163	541		Western Union Co/The	545,000		7,755
Fulton Financial Corp	29,707	324					$27,598
Goldman Sachs Group Inc/The	198,715	29,382
Huntington Bancshares Inc/OH	130,312	907		Computers - 2.74%
				Accenture PLC - Class A	104,424		7,507
JP Morgan Chase & Co	599,166	28,191		Apple Inc	27,756		12,638
KeyCorp	93,330	877		Brocade Communications Systems Inc (a)	70,054		401
M&T Bank Corp	12,407	1,274
Morgan Stanley	135,662	3,100		Computer Sciences Corp	23,483		982
				Dell Inc	144,325		1,911
Northern Trust Corp	24,268	1,249		Diebold Inc	8,408		247

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
DST Systems Inc	4,214	$282		NV Energy Inc	36,184		$685
Hewlett-Packard Co	193,555	3,196		OGE Energy Corp	14,778		868
International Business Machines Corp	77,175	15,672		PG&E Corp	45,382		1,935
Lexmark International Inc	11,152	268		Pinnacle West Capital Corp	16,454		878
NetApp Inc (a)	17,291	622		PPL Corp	62,319		1,888
SanDisk Corp (a)	21,140	1,057		Public Service Enterprise Group Inc	54,366		1,695
Synopsys Inc (a)	19,549	654		SCANA Corp	18,033		844
Western Digital Corp	407,907	19,171		Southern Co/The	76,420		3,380
		$64,608		TECO Energy Inc	32,593		579
				Westar Energy Inc	19,372		582
Consumer Products - 0.79%				Wisconsin Energy Corp	23,918		943
Avery Dennison Corp	15,130	583		Xcel Energy Inc	52,314		1,453
Church & Dwight Co Inc	8,102	468					$45,416
Clorox Co/The	12,718	997
Jarden Corp (a)	8,893	523		Electrical Components & Equipment - 0.11%
Kimberly-Clark Corp	82,409	7,377		Emerson Electric Co	17,898		1,025
Tupperware Brands Corp	115,000	8,763		Energizer Holdings Inc	9,723		846
		$18,711		Hubbell Inc	1,475		134
				Molex Inc	19,995		543
Cosmetics & Personal Care - 1.32%							$2,548
Colgate-Palmolive Co	104,456	11,215
Procter & Gamble Co/The	264,779	19,901		Electronics - 0.80%
		$31,116		Avnet Inc (a)	21,003		743
Distribution & Wholesale - 0.06%				AVX Corp	6,949		79
Arrow Electronics Inc (a)	16,152	621		FLIR Systems Inc	4,352		104
Ingram Micro Inc (a)	23,373	425		Garmin Ltd	14,631		554
				Itron Inc (a)	6,321		293
WESCO International Inc (a)	6,310	460
				Jabil Circuit Inc	21,906		414
		$1,506		TE Connectivity Ltd	307,600		11,960
Diversified Financial Services - 5.33%				Tech Data Corp (a)	6,436		328
Affiliated Managers Group Inc (a)	2,207	318		Thermo Fisher Scientific Inc	37,217		2,685
American Express Co	438,995	25,817		Tyco International Ltd	45,760		1,383
Ameriprise Financial Inc	18,247	1,210		Vishay Intertechnology Inc (a)	21,418		235
BlackRock Inc	6,658	1,573					$18,778
CBOE Holdings Inc	493,541	16,722		Engineering & Construction - 0.16%
Charles Schwab Corp/The	93,218	1,541		AECOM Technology Corp (a)	16,348		418
CME Group Inc/IL	29,030	1,679		Chicago Bridge & Iron Co NV ADR	6,186		314
Discover Financial Services	470,937	18,080		Engility Holdings Inc (a)	2,493		48
Eaton Vance Corp	445,071	16,112		Fluor Corp	6,195		401
Federated Investors Inc	941,133	22,267		Jacobs Engineering Group Inc (a)	19,140		921
Franklin Resources Inc	9,365	1,282		KBR Inc	22,416		700
Invesco Ltd	39,430	1,074		McDermott International Inc (a)	35,016		426
Jefferies Group Inc	21,697	432		URS Corp	11,661		484
Legg Mason Inc	20,230	559					$3,712
NASDAQ OMX Group Inc/The	17,600	498
Ocwen Financial Corp (a)	154,000	6,001		Entertainment - 0.70%
Raymond James Financial Inc	17,338	774		Dolby Laboratories Inc	3,045		98
SLM Corp	70,859	1,197		International Game Technology	1,067,300		16,405
Waddell & Reed Financial Inc	215,508	8,556		Regal Entertainment Group	7,955		119
		$125,692					$16,622
Electric - 1.92%				Environmental Control - 0.13%
AES Corp/VA	97,502	1,057		Republic Services Inc	26,525		846
Alliant Energy Corp	16,745	768		Waste Connections Inc	17,639		635
Ameren Corp	36,085	1,171		Waste Management Inc	45,772		1,665
American Electric Power Co Inc	52,035	2,357					$3,146
CMS Energy Corp	40,117	1,031
Consolidated Edison Inc	31,468	1,790		Food - 1.12%
Dominion Resources Inc/VA	49,987	2,705		Campbell Soup Co	199,489		7,323
DTE Energy Co	18,281	1,157		ConAgra Foods Inc	36,541		1,194
				Dean Foods Co (a)	4,042		74
Duke Energy Corp	61,655	4,238
Edison International	28,534	1,375		General Mills Inc	21,245		891
Entergy Corp	19,032	1,229		Hershey Co/The	96,408		7,660
Exelon Corp	74,883	2,354		Ingredion Inc	8,697		575
FirstEnergy Corp	36,285	1,469		JM Smucker Co/The	9,816		870
Great Plains Energy Inc	20,691	443		Kellogg Co	2,047		120
Hawaiian Electric Industries Inc	14,854	401		Kraft Foods Group Inc	58,431		2,701
National Fuel Gas Co	11,121	605		Mondelez International Inc	147,227		4,091
NextEra Energy Inc	44,818	3,229		Tyson Foods Inc	44,294		980
Northeast Utilities	27,551	1,122					$26,479
NRG Energy Inc	49,361	1,185

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Forest Products & Paper - 0.09%				Insurance (continued)
Domtar Corp	5,232	$435		Aon PLC	26,017		$1,502
International Paper Co	42,994	1,781		Arch Capital Group Ltd (a)	194,852		9,045
		$2,216		Aspen Insurance Holdings Ltd	10,643		363
				Assurant Inc	308,717		11,805
Gas - 0.24%				Axis Capital Holdings Ltd	15,852		607
Atmos Energy Corp	13,395	501		Berkshire Hathaway Inc - Class B (a)	156,654		15,184
CenterPoint Energy Inc	45,901	938		Brown & Brown Inc	15,423		422
NiSource Inc	47,516	1,284		Chubb Corp/The	129,661		10,413
Sempra Energy	25,892	1,943		Cincinnati Financial Corp	22,095		938
UGI Corp	17,060	601		CNA Financial Corp	3,953		123
Vectren Corp	12,391	391		Everest Re Group Ltd	8,089		937
		$5,658		Fidelity National Financial Inc	34,166		858
Hand & Machine Tools - 0.11%				Hartford Financial Services Group Inc	38,786		962
Kennametal Inc	12,283	504		HCC Insurance Holdings Inc	14,654		567
Regal-Beloit Corp	6,112	453		Lincoln National Corp	42,450		1,230
Snap-on Inc	6,995	567		Loews Corp	27,434		1,190
Stanley Black & Decker Inc	14,967	1,150		Marsh & McLennan Cos Inc	16,453		584
		$2,674		MetLife Inc	306,067		11,428
				PartnerRe Ltd	9,837		863
Healthcare - Products - 0.59%				ProAssurance Corp	8,874		400
Baxter International Inc	7,072	480		Progressive Corp/The	53,761		1,209
Becton Dickinson and Co	1,995	168		Protective Life Corp	12,732		403
Boston Scientific Corp (a)	125,565	938		Prudential Financial Inc	41,094		2,379
Cooper Cos Inc/The	5,029	510		Reinsurance Group of America Inc	10,674		613
Covidien PLC	45,572	2,841		RenaissanceRe Holdings Ltd	7,809		669
Henry Schein Inc (a)	5,622	485		StanCorp Financial Group Inc	6,708		261
Hill-Rom Holdings Inc	8,984	298		Torchmark Corp	15,117		842
Medtronic Inc	98,675	4,598		Travelers Cos Inc/The	24,764		1,943
QIAGEN NV (a)	36,167	760		Validus Holdings Ltd	13,572		494
Sirona Dental Systems Inc (a)	6,900	459		WR Berkley Corp	420,594		17,315
St Jude Medical Inc	10,405	423					$146,929
Stryker Corp	12,423	778
Zimmer Holdings Inc	16,315	1,217		Internet - 0.25%
		$13,955		AOL Inc	10,439		320
				Expedia Inc	4,748		310
Healthcare - Services - 2.04%				IAC/InterActiveCorp	9,901		408
Aetna Inc	34,600	1,669		Liberty Interactive Corp (a)	46,738		994
Cigna Corp	25,362	1,480		Symantec Corp (a)	65,519		1,426
Community Health Systems Inc	13,766	528		VeriSign Inc (a)	1,830		80
HCA Holdings Inc	8,646	326		Yahoo! Inc (a)	117,483		2,306
Health Management Associates Inc (a)	1,820,769	19,009					$5,844
Humana Inc	214,352	15,939
Mednax Inc (a)	7,448	637		Iron & Steel - 0.80%
Quest Diagnostics Inc	14,170	821		Carpenter Technology Corp	5,926		310
UnitedHealth Group Inc	105,109	5,803		Cliffs Natural Resources Inc	437,651		16,329
WellPoint Inc	28,872	1,871		Commercial Metals Co	17,503		291
		$48,083		Nucor Corp	27,738		1,276
				Reliance Steel & Aluminum Co	11,524		746
Home Builders - 0.14%							$18,952
Lennar Corp	24,889	1,034
NVR Inc (a)	81	84		Leisure Products & Services - 0.06%
Pulte Group Inc (a)	52,137	1,081		Carnival Corp	36,875		1,428
Thor Industries Inc	6,557	276
Toll Brothers Inc (a)	22,040	825
				Lodging - 0.00%
		$3,300		Marriott International Inc/DE	2,870		115
Home Furnishings - 0.06%
Harman International Industries Inc	10,205	457		Machinery - Construction & Mining - 1.19%
Whirlpool Corp	7,639	881		Caterpillar Inc	127,306		12,526
		$1,338		Joy Global Inc	238,182		15,046
				Terex Corp (a)	16,691		540
Housewares - 0.04%
Newell Rubbermaid Inc	44,496	1,045					$28,112
				Machinery - Diversified - 0.95%
Insurance - 6.23%				AGCO Corp	14,912		790
ACE Ltd	38,091	3,250		CNH Global NV	4,200		200
Aflac Inc	458,096	24,306		Cummins Inc	129,439		14,863
Allied World Assurance Co Holdings AG	2,580	219		Deere & Co	47,800		4,496
Allstate Corp/The	284,654	12,496		Flowserve Corp	782		123
American Financial Group Inc/OH	11,920	507		Gardner Denver Inc	7,250		510
American International Group Inc (a)	278,038	10,519		IDEX Corp	9,805		489
American National Insurance Co	1,080	83		Nordson Corp	679		46

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Diversified (continued)				Oil & Gas (continued)
Xylem Inc/NY	25,333	$708		Murphy Oil Corp	20,365		$1,212
Zebra Technologies Corp (a)	6,620	287		Newfield Exploration Co (a)	495,625		14,621
		$22,512		Noble Energy Inc	13,928		1,501
				Occidental Petroleum Corp	312,842		27,614
Media - 2.84%				Patterson-UTI Energy Inc	831,468		16,912
CBS Corp	52,517	2,191		Phillips 66	54,469		3,299
Comcast Corp - Class A	139,169	5,299		Royal Dutch Shell PLC - B shares ADR	100,300		7,294
DIRECTV (a)	113,800	5,820
				Tesoro Corp	21,699		1,057
DISH Network Corp	7,314	273		Ultra Petroleum Corp (a)	693,934		12,643
Gannett Co Inc	36,025	707		Valero Energy Corp	55,666		2,434
John Wiley & Sons Inc	3,854	148		Whiting Petroleum Corp (a)	15,005		714
Liberty Media Corp (a)	153,308	17,095
News Corp - Class A	135,953	3,771					$373,891
Nielsen Holdings NV	13,574	441		Oil & Gas Services - 2.00%
Starz - Liberty Capital (a)	153,308	2,444		Baker Hughes Inc	44,138		1,974
Thomson Reuters Corp	32,208	987		Halliburton Co	585,425		23,815
Time Warner Cable Inc	95,600	8,541		MRC Global Inc (a)	1,359		42
Time Warner Inc	94,916	4,795		National Oilwell Varco Inc	33,118		2,455
Viacom Inc	138,000	8,328		RPC Inc	1,208,121		18,086
Walt Disney Co/The	111,668	6,017		SEACOR Holdings Inc	1,782		162
Washington Post Co/The	651	251		Superior Energy Services Inc (a)	23,847		595
		$67,108					$47,129
Metal Fabrication & Hardware - 0.03%				Packaging & Containers - 0.14%
Timken Co	11,536	618		Bemis Co Inc	14,928		533
				Crown Holdings Inc (a)	17,370		658
				Greif Inc	4,542		213
Mining - 1.53%				Owens-Illinois Inc (a)	6,209		148
Alcoa Inc	92,548	818
Freeport-McMoRan Copper & Gold Inc	680,785	23,997		Packaging Corp of America	1,190		46
Newmont Mining Corp	48,202	2,071		Rock Tenn Co	9,604		758
Southern Copper Corp	202,600	7,981		Sealed Air Corp	29,334		549
Vulcan Materials Co	19,863	1,123		Sonoco Products Co	14,783		458
		$35,990					$3,363
				Pharmaceuticals - 8.70%
Miscellaneous Manufacturing - 2.80%				Abbott Laboratories	234,821		7,955
3M Co	10,756	1,082
Aptargroup Inc	6,564	338		AbbVie Inc	11,847		435
				AmerisourceBergen Corp	461,700		20,947
Carlisle Cos Inc	8,332	534		Bristol-Myers Squibb Co	23,842		862
Crane Co	7,116	358
Danaher Corp	37,779	2,264		Cardinal Health Inc	24,263		1,063
				Eli Lilly & Co	358,620		19,255
Dover Corp	18,302	1,266		Endo Health Solutions Inc (a)	528,904		16,745
Eaton Corp PLC	37,194	2,118		Express Scripts Holding Co (a)	247,700		13,232
General Electric Co	2,403,894	53,559		Forest Laboratories Inc (a)	27,343		993
Illinois Tool Works Inc	3,453	217
Ingersoll-Rand PLC	7,785	400		Herbalife Ltd	318,608		11,572
Leggett & Platt Inc	21,565	635		Johnson & Johnson	282,829		20,907
				Merck & Co Inc	747,654		32,336
Parker Hannifin Corp	12,749	1,185		Mylan Inc/PA (a)	5,035		142
Pentair Ltd	18,487	937		Omnicare Inc	16,358		637
Textron Inc	39,329	1,131		Pfizer Inc	1,619,139		44,170
		$66,024		Teva Pharmaceutical Industries Ltd ADR	368,100		13,984
Office & Business Equipment - 0.05%							$205,235
Pitney Bowes Inc	9,427	136
Xerox Corp	125,983	1,009		Pipelines - 0.07%
		$1,145		Spectra Energy Corp	56,202		1,561
Oil & Gas - 15.85%				Private Equity - 0.03%
Anadarko Petroleum Corp	43,948	3,517		American Capital Ltd (a)	48,158		643
Apache Corp	240,433	20,139
Chesapeake Energy Corp	57,934	1,169
Chevron Corp	618,440	71,213		Real Estate - 0.03%
ConocoPhillips	705,390	40,913		Jones Lang LaSalle Inc	6,712		618
Denbury Resources Inc (a)	59,575	1,110
Devon Energy Corp	198,070	11,327		REITS - 3.59%
Diamond Offshore Drilling Inc	10,556	793		Alexandria Real Estate Equities Inc	9,434		684
Energen Corp	10,961	528		American Campus Communities Inc	14,288		665
Exxon Mobil Corp	912,810	82,126		American Capital Agency Corp	554,307		17,533
Helmerich & Payne Inc	11,253	724		Annaly Capital Management Inc	1,388,328		20,644
Hess Corp	30,646	2,058		Apartment Investment & Management Co	491,140		13,398
HollyFrontier Corp	421,528	22,012		AvalonBay Communities Inc	11,753		1,525
Marathon Oil Corp	71,008	2,387		BioMed Realty Trust Inc	23,472		478
Marathon Petroleum Corp	331,143	24,574		Boston Properties Inc	12,520		1,318

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Savings & Loans - 0.08%
Brandywine Realty Trust	19,861	$253		BankUnited Inc	5,354		$144
Camden Property Trust	2,951	205		New York Community Bancorp Inc	65,287		872
CBL & Associates Properties Inc	21,516	462		People's United Financial Inc	40,380		497
CommonWealth REIT	12,659	208		Washington Federal Inc	16,274		286
Corporate Office Properties Trust	12,406	328					$1,799
DDR Corp	35,925	596
Douglas Emmett Inc	21,565	503		Semiconductors - 1.57%
Duke Realty Corp	39,284	605		Analog Devices Inc	23,683		1,034
Equity Lifestyle Properties Inc	1,040	75		Applied Materials Inc	118,586		1,531
Equity Residential	30,706	1,701		Avago Technologies Ltd	2,220		79
Extra Space Storage Inc	5,579	222		Intel Corp	126,564		2,663
Federal Realty Investment Trust	2,229	236		KLA-Tencor Corp	16,573		910
				Lam Research Corp (a)	315,500		12,980
General Growth Properties Inc	45,812	894
HCP Inc	42,540	1,973		Marvell Technology Group Ltd	68,041		629
Health Care REIT Inc	26,217	1,648		Maxim Integrated Products Inc	21,717		683
Home Properties Inc	3,283	202		NVIDIA Corp	61,323		752
				ON Semiconductor Corp (a)	68,693		539
Host Hotels & Resorts Inc	63,278	1,063		PMC - Sierra Inc (a)	34,225		198
Kilroy Realty Corp	10,257	512		Qualcomm Inc	203,300		13,424
Kimco Realty Corp	62,449	1,297		Teradyne Inc (a)	23,758		384
Liberty Property Trust	14,998	588
Macerich Co/The	20,335	1,214		Texas Instruments Inc	37,195		1,230
Mack-Cali Realty Corp	13,329	362					$37,036
MFA Financial Inc	53,986	485		Shipbuilding - 0.01%
National Retail Properties Inc	16,320	523		Huntington Ingalls Industries Inc	7,361		326
Piedmont Office Realty Trust Inc	26,156	506
Post Properties Inc	4,613	224
Prologis Inc	39,685	1,583		Software - 1.76%
Rayonier Inc	3,687	199		Activision Blizzard Inc	63,895		728
Realty Income Corp	20,104	878		Adobe Systems Inc (a)	32,521		1,230
Regency Centers Corp	5,183	258		Akamai Technologies Inc (a)	2,536		103
Retail Properties of America Inc	12,998	168		Allscripts Healthcare Solutions Inc (a)	27,640		306
Senior Housing Properties Trust	26,233	632		CA Inc	49,787		1,236
Simon Property Group Inc	7,393	1,184		Dun & Bradstreet Corp/The	2,266		185
Taubman Centers Inc	5,864	478		Fidelity National Information Services Inc	24,394		905
UDR Inc	37,978	907		Fiserv Inc (a)	3,419		275
Ventas Inc	29,690	1,968		Microsoft Corp	575,300		15,804
Vornado Realty Trust	18,669	1,577		Oracle Corp	582,800		20,695
Weingarten Realty Investors	17,955	518					$41,467
Weyerhaeuser Co	37,547	1,131		Telecommunications - 3.82%
		$84,611		Amdocs Ltd	25,881		924
Retail - 5.34%				AT&T Inc	683,014		23,762
Advance Auto Parts Inc	210,600	15,483		CenturyLink Inc	54,643		2,210
American Eagle Outfitters Inc	6,357	128		Cisco Systems Inc	723,246		14,877
AutoNation Inc (a)	2,521	122		Corning Inc	148,551		1,783
Best Buy Co Inc	38,995	634		EchoStar Corp (a)	4,248		154
Chico's FAS Inc	9,163	164		Frontier Communications Corp	153,594		702
CVS Caremark Corp	89,951	4,605		Harris Corp	12,323		569
Darden Restaurants Inc	66,900	3,111		Juniper Networks Inc (a)	46,139		1,033
Dillard's Inc	4,617	390		MetroPCS Communications Inc (a)	46,575		467
Foot Locker Inc	17,463	600		Sprint Nextel Corp (a)	260,181		1,465
GameStop Corp	18,819	437		Vodafone Group PLC ADR	487,600		13,321
GNC Holdings Inc	162,400	5,837		Windstream Corp	2,953,167		28,764
Guess? Inc	9,379	254					$90,031
Kohl's Corp	21,175	980		Textiles - 0.05%
Lowe's Cos Inc	96,609	3,690		Cintas Corp	8,771		371
Macy's Inc	35,011	1,383		Mohawk Industries Inc (a)	8,684		883
PVH Corp	785	93					$1,254
Ross Stores Inc	317,237	18,939
Sally Beauty Holdings Inc (a)	1,041	28		Toys, Games & Hobbies - 0.02%
Sears Hometown and Outlet Stores Inc (a)	1,214	48		Hasbro Inc	1,620		61
Signet Jewelers Ltd	13,069	818		Mattel Inc	11,145		419
Staples Inc	105,747	1,425					$480
Target Corp	61,698	3,727
TJX Cos Inc	456,961	20,646		Transportation - 1.13%
Walgreen Co	618,739	24,725		CSX Corp	49,929		1,100
Wal-Mart Stores Inc	37,177	2,601		FedEx Corp	29,454		2,988
Williams-Sonoma Inc	5,621	247		Norfolk Southern Corp	317,261		21,850
Yum! Brands Inc	229,201	14,884		Tidewater Inc	7,813		384
		$125,999		UTI Worldwide Inc	15,681		231
							$26,553

See accompanying notes

Schedule of Investments
LargeCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Water- 0.41%
American Water Works Co Inc	239,567	$9,170
Aqua America Inc	18,355	500
		$9,670
TOTAL COMMON STOCKS		$2,280,101
	Maturity
REPURCHASE AGREEMENTS - 3.19%	Amount (000's)	Value (000's)

Banks- 3.19%
Investment in Joint Trading Account; Credit	$16,505	$16,505
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $16,834,720; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	11,553	11,553
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $11,784,303; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	17,330	17,329
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $17,676,454; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	29,927	29,928
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $30,525,891; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$75,315
TOTAL REPURCHASE AGREEMENTS		$75,315
Total Investments		$2,355,416
Other Assets in Excess of Liabilities, Net - 0.17%		$4,000
TOTAL NET ASSETS - 100.00%		$2,359,416

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		25.01%
Consumer, Non-cyclical		19.72%
Energy		17.92%
Industrial		8.55%
Consumer, Cyclical		8.44%
Communications		6.91%
Technology		6.12%
Basic Materials		4.59%
Utilities		2.57%
Other Assets in Excess of Liabilities, Net		0.17%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013	Long	1,086	$78,339	$81,086	$2,747
Total					$2,747

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS - 96.33%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.00%				Banks (continued)
Lamar Advertising Co (a)	527	$23		State Street Corp	111,071		$6,181
				SunTrust Banks Inc	17,114		486
				US Bancorp	60,570		2,005
Aerospace & Defense - 2.35%				Wells Fargo & Co	556,153		19,370
Alliant Techsystems Inc	1,512	98
Boeing Co/The	69,346	5,122					$98,192
Exelis Inc	9,301	102		Beverages - 0.77%
General Dynamics Corp	82,465	5,468		Beam Inc	4,489		275
L-3 Communications Holdings Inc	4,890	371		Coca-Cola Enterprises Inc	9,487		331
Lockheed Martin Corp	1,343	117		Constellation Brands Inc (a)	7,437		241
Northrop Grumman Corp	8,125	529		PepsiCo Inc	70,700		5,150
Raytheon Co	119,568	6,299					$5,997
Triumph Group Inc	1,553	109
		$18,215		Biotechnology - 0.05%
				Charles River Laboratories International Inc (a)	901		37
Agriculture - 2.24%				Life Technologies Corp (a)	5,321		344
Altria Group Inc	141,121	4,753					$381
Archer-Daniels-Midland Co	18,794	536
Bunge Ltd	4,152	331		Building Materials - 0.01%
Imperial Tobacco Group PLC ADR	38,300	2,865		Martin Marietta Materials Inc	1,088		107
Philip Morris International Inc	97,310	8,579
Reynolds American Inc	6,257	275		Chemicals - 1.54%
		$17,339		Air Products & Chemicals Inc	6,855		599
Airlines - 0.08%				Albemarle Corp	1,839		113
Copa Holdings SA	397	43		Ashland Inc	3,937		309
Delta Air Lines Inc (a)	14,518	202		Cabot Corp	3,193		119
Southwest Airlines Co	31,057	348		CF Industries Holdings Inc	1,641		376
		$593		Cytec Industries Inc	2,331		171
				Dow Chemical Co/The	210,127		6,766
Automobile Manufacturers - 1.10%				Eastman Chemical Co	1,298		92
Ford Motor Co	121,325	1,571		EI du Pont de Nemours & Co	35,200		1,670
General Motors Co (a)	229,256	6,440		Huntsman Corp	9,051		160
Oshkosh Corp (a)	4,413	173		LyondellBasell Industries NV	9,572		607
PACCAR Inc	7,829	368		Mosaic Co/The	9,532		584
		$8,552		Rockwood Holdings Inc	2,270		124
				RPM International Inc	3,803		119
Automobile Parts & Equipment - 0.15%				Westlake Chemical Corp	856		79
Johnson Controls Inc	19,292	600		WR Grace & Co (a)	429		31
Lear Corp	4,826	237					$11,919
TRW Automotive Holdings Corp (a)	5,053	291
WABCO Holdings Inc (a)	229	14		Commercial Services - 0.17%
		$1,142		Aaron's Inc	1,157		34
				ADT Corp/The	6,649		316
Banks - 12.67%				Booz Allen Hamilton Holding Corp	717		10
Associated Banc-Corp	8,754	125		CoreLogic Inc/United States (a)	4,891		128
Bank of America Corp	1,123,410	12,717		DeVry Inc	3,098		78
Bank of Hawaii Corp	2,253	108		Equifax Inc	657		39
Bank of New York Mellon Corp/The	34,267	931		Genpact Ltd	1,265		21
BB&T Corp	22,017	667		H&R Block Inc	5,182		118
BOK Financial Corp	1,230	69		KAR Auction Services Inc	1,463		31
Capital One Financial Corp	134,999	7,604		Paychex Inc	1,079		35
CapitalSource Inc	11,466	93		RR Donnelley & Sons Co	8,962		83
CIT Group Inc (a)	129,900	5,501
				Service Corp International/US	10,276		153
Citigroup Inc	212,074	8,941		Total System Services Inc	1,126		26
City National Corp/CA	2,347	124		Towers Watson & Co	2,873		176
Commerce Bancshares Inc/MO	3,949	148		Verisk Analytics Inc (a)	997		55
Cullen/Frost Bankers Inc	2,671	157					$1,303
East West Bancorp Inc	7,182	168
Fifth Third Bancorp	28,978	472		Computers - 1.86%
First Citizens BancShares Inc/NC	270	47		Brocade Communications Systems Inc (a)	22,899		131
First Republic Bank/CA	4,960	177		Computer Sciences Corp	7,681		321
Fulton Financial Corp	9,782	107		Dell Inc	47,182		625
Goldman Sachs Group Inc/The	18,094	2,675		Diebold Inc	2,747		81
Huntington Bancshares Inc/OH	42,643	297		DST Systems Inc	1,446		97
JP Morgan Chase & Co	408,875	19,238		EMC Corp/MA (a)	234,200		5,764
KeyCorp	30,531	287		Hewlett-Packard Co	63,277		1,045
M&T Bank Corp	4,058	417		International Business Machines Corp	25,400		5,158
Morgan Stanley	44,358	1,014		Lexmark International Inc	3,642		87
Northern Trust Corp	7,938	409		NetApp Inc (a)	5,651		203
PNC Financial Services Group Inc	116,387	7,192		SanDisk Corp (a)	6,908		345
Regions Financial Corp	40,638	316		Synopsys Inc (a)	6,390		214
Signature Bank/New York NY (a)	2,019	149

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Computers (continued)				Electric (continued)
Western Digital Corp	6,608	$310		Xcel Energy Inc	17,113		$475
		$14,381					$22,837
Consumer Products - 0.11%				Electrical Components & Equipment - 0.78%
Avery Dennison Corp	4,949	191		Emerson Electric Co	97,554		5,585
Church & Dwight Co Inc	2,650	153		Energizer Holdings Inc	3,180		277
Clorox Co/The	4,161	326		Hubbell Inc	498		45
Jarden Corp (a)	2,906	171		Molex Inc	6,535		178
		$841					$6,085
Cosmetics & Personal Care - 0.87%				Electronics - 2.26%
Colgate-Palmolive Co	1,973	212		Avnet Inc (a)	6,865		243
Procter & Gamble Co/The	86,617	6,510		AVX Corp	2,437		28
		$6,722		FLIR Systems Inc	1,473		35
Distribution & Wholesale - 0.41%				Garmin Ltd	5,076		192
Arrow Electronics Inc (a)	5,279	203		Honeywell International Inc	177,900		12,140
				Itron Inc (a)	2,065		96
Genuine Parts Co	39,800	2,708		Jabil Circuit Inc	7,160		135
Ingram Micro Inc (a)	7,781	141
WESCO International Inc (a)	2,061	150		TE Connectivity Ltd	80,800		3,141
				Tech Data Corp (a)	2,101		107
		$3,202		Thermo Fisher Scientific Inc	12,175		878
Diversified Financial Services - 2.64%				Tyco International Ltd	14,969		453
Affiliated Managers Group Inc (a)	718	103		Vishay Intertechnology Inc (a)	6,998		77
American Express Co	135,448	7,966					$17,525
Ameriprise Financial Inc	48,869	3,241		Engineering & Construction - 0.16%
BlackRock Inc	2,177	514		AECOM Technology Corp (a)	5,343		137
CBOE Holdings Inc	594	20		Chicago Bridge & Iron Co NV ADR	2,034		103
Charles Schwab Corp/The	30,475	504		Engility Holdings Inc (a)	815		16
CME Group Inc/IL	9,494	549		Fluor Corp	2,024		131
Discover Financial Services	19,511	749		Jacobs Engineering Group Inc (a)	6,261		301
Federated Investors Inc	760	18		KBR Inc	7,320		229
Franklin Resources Inc	3,063	419		McDermott International Inc (a)	11,454		139
Invesco Ltd	12,899	352		URS Corp	3,809		158
Jefferies Group Inc	7,097	141					$1,214
Legg Mason Inc	6,617	183
NASDAQ OMX Group Inc/The	5,757	163		Entertainment - 0.01%
Raymond James Financial Inc	5,671	253		Dolby Laboratories Inc	1,030		33
SLM Corp	312,279	5,275		Regal Entertainment Group	2,601		39
		$20,450					$72
Electric - 2.95%				Environmental Control - 0.13%
AES Corp/VA	31,890	346		Republic Services Inc	8,676		276
Alliant Energy Corp	5,479	251		Waste Connections Inc	5,768		208
Ameren Corp	11,801	383		Waste Management Inc	14,972		545
American Electric Power Co Inc	131,621	5,961					$1,029
CMS Energy Corp	13,123	337
Consolidated Edison Inc	10,293	586		Food - 1.14%
Dominion Resources Inc/VA	16,353	885		ConAgra Foods Inc	11,954		391
				Dean Foods Co (a)	1,321		24
DTE Energy Co	5,979	379
Duke Energy Corp	20,169	1,386		General Mills Inc	127,249		5,336
Edison International	9,334	450		Ingredion Inc	2,842		188
Entergy Corp	49,425	3,193		JM Smucker Co/The	3,211		285
Exelon Corp	24,496	770		Kellogg Co	669		39
FirstEnergy Corp	11,862	480		Kraft Foods Group Inc	19,114		884
Great Plains Energy Inc	6,766	145		Mondelez International Inc	48,162		1,338
Hawaiian Electric Industries Inc	4,857	131		Tyson Foods Inc	14,489		321
National Fuel Gas Co	3,637	198					$8,806
NextEra Energy Inc	14,661	1,056		Forest Products & Paper - 0.09%
Northeast Utilities	9,013	367		Domtar Corp	1,710		142
NRG Energy Inc	16,147	388		International Paper Co	14,062		583
NV Energy Inc	11,836	224					$725
OGE Energy Corp	4,834	284
PG&E Corp	14,845	633		Gas - 0.24%
Pinnacle West Capital Corp	5,383	287		Atmos Energy Corp	4,376		163
PPL Corp	20,385	617		CenterPoint Energy Inc	15,014		307
Public Service Enterprise Group Inc	17,784	555		NiSource Inc	15,543		420
SCANA Corp	5,897	276		Sempra Energy	8,470		636
Southern Co/The	24,999	1,106		UGI Corp	5,579		197
TECO Energy Inc	10,661	189		Vectren Corp	4,052		128
Westar Energy Inc	6,336	191					$1,851
Wisconsin Energy Corp	7,822	308

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Hand & Machine Tools - 0.79%				Insurance (continued)
Kennametal Inc	4,017	$165		Lincoln National Corp	13,884		$402
Regal-Beloit Corp	1,994	148		Loews Corp	8,974		389
Snap-on Inc	2,300	186		Marsh & McLennan Cos Inc	5,378		191
Stanley Black & Decker Inc	73,096	5,616		MetLife Inc	185,496		6,927
		$6,115		PartnerRe Ltd	3,217		282
				ProAssurance Corp	2,898		131
Healthcare - Products - 3.81%				Progressive Corp/The	17,586		395
Baxter International Inc	175,512	11,907		Protective Life Corp	4,177		132
Becton Dickinson and Co	651	55		Prudential Financial Inc	13,442		778
Boston Scientific Corp (a)	41,075	307
				Reinsurance Group of America Inc	3,488		200
Cooper Cos Inc/The	1,645	167		RenaissanceRe Holdings Ltd	2,554		219
Covidien PLC	100,522	6,266		StanCorp Financial Group Inc	2,190		85
Henry Schein Inc (a)	1,901	164
				Torchmark Corp	4,944		275
Hill-Rom Holdings Inc	2,936	97		Travelers Cos Inc/The	43,746		3,433
Medtronic Inc	201,179	9,375		Validus Holdings Ltd	4,439		162
QIAGEN NV (a)	11,830	248
Sirona Dental Systems Inc (a)	2,256	150		WR Berkley Corp	5,493		226
				XL Group PLC	88,600		2,456
St Jude Medical Inc	3,520	143					$47,649
Stryker Corp	4,062	255
Zimmer Holdings Inc	5,333	398		Internet - 0.25%
		$29,532		AOL Inc	3,411		105
				Expedia Inc	1,551		101
Healthcare - Services - 2.06%				IAC/InterActiveCorp	3,237		133
Aetna Inc	11,316	546		Liberty Interactive Corp (a)	15,278		325
Cigna Corp	8,297	484		Symantec Corp (a)	21,418		466
Community Health Systems Inc	4,503	173		VeriSign Inc (a)	618		27
HCA Holdings Inc	2,827	107		Yahoo! Inc (a)	38,408		754
Humana Inc	5,315	395					$1,911
Mednax Inc (a)	2,435	208
Quest Diagnostics Inc	4,635	269		Iron & Steel - 0.11%
UnitedHealth Group Inc	136,685	7,546		Carpenter Technology Corp	1,936		101
WellPoint Inc	96,445	6,251		Commercial Metals Co	5,725		95
		$15,979		Nucor Corp	9,074		418
				Reliance Steel & Aluminum Co	3,769		244
Home Builders - 0.14%							$858
Lennar Corp	8,139	338
NVR Inc (a)	27	28		Leisure Products & Services - 0.82%
Pulte Group Inc (a)	17,055	354		Carnival Corp	163,450		6,329
Thor Industries Inc	2,345	98
Toll Brothers Inc (a)	7,209	270
				Lodging - 0.00%
		$1,088		Marriott International Inc/DE	970		39
Home Furnishings - 0.06%
Harman International Industries Inc	3,335	149		Machinery - Construction & Mining - 0.02%
Whirlpool Corp	2,536	293		Terex Corp (a)	5,459		177
		$442
Housewares - 0.04%				Machinery - Diversified - 0.13%
Newell Rubbermaid Inc	14,555	342		AGCO Corp	4,878		258
				CNH Global NV	1,373		66
Insurance - 6.15%				Flowserve Corp	262		41
ACE Ltd	74,722	6,376		Gardner Denver Inc	2,368		167
Aflac Inc	109,204	5,795		IDEX Corp	3,203		160
Allied World Assurance Co Holdings AG	843	71		Nordson Corp	237		16
Allstate Corp/The	18,041	792		Xylem Inc/NY	8,286		231
American Financial Group Inc/OH	3,894	166		Zebra Technologies Corp (a)	2,164		94
American International Group Inc (a)	163,927	6,201					$1,033
American National Insurance Co	411	32		Media - 3.49%
Aon PLC	8,509	491		CBS Corp	17,168		716
Arch Capital Group Ltd (a)	6,035	280
				Comcast Corp - Class A	178,625		6,802
Aspen Insurance Holdings Ltd	3,481	119		DISH Network Corp	2,406		90
Assurant Inc	4,058	155		Gannett Co Inc	11,784		231
Axis Capital Holdings Ltd	5,181	198		John Wiley & Sons Inc	1,258		48
Berkshire Hathaway Inc - Class B (a)	51,245	4,967		Liberty Media Corp (a)	3,238		361
Brown & Brown Inc	5,041	138		News Corp - Class A	44,473		1,234
Chubb Corp/The	9,931	798		Nielsen Holdings NV	4,440		144
Cincinnati Financial Corp	7,227	307		Starz - Liberty Capital (a)	3,238		52
CNA Financial Corp	1,455	45		Thomson Reuters Corp	10,528		323
Everest Re Group Ltd	2,645	306		Time Warner Inc	83,749		4,231
Fidelity National Financial Inc	11,176	280		Viacom Inc	89,000		5,371
Hartford Financial Services Group Inc	131,588	3,264		Walt Disney Co/The	137,129		7,388
HCC Insurance Holdings Inc	4,790	185

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Media (continued)				Packaging & Containers - 0.14%
Washington Post Co/The	212	$82		Bemis Co Inc	4,879		$174
		$27,073		Crown Holdings Inc (a)	5,681		215
				Greif Inc	1,483		70
Metal Fabrication & Hardware - 0.03%				Owens-Illinois Inc (a)	2,029		48
Timken Co	3,769	202		Packaging Corp of America	402		15
				Rock Tenn Co	3,141		248
Mining - 0.32%				Sealed Air Corp	9,595		180
Alcoa Inc	30,255	267		Sonoco Products Co	4,830		150
Freeport-McMoRan Copper & Gold Inc	30,711	1,083					$1,100
Newmont Mining Corp	15,768	677
Southern Copper Corp	1,987	78		Pharmaceuticals - 10.24%
Vulcan Materials Co	6,497	368		Abbott Laboratories	163,872		5,552
				AbbVie Inc	80,808		2,965
		$2,473		Bristol-Myers Squibb Co	7,798		282
Miscellaneous Manufacturing - 3.08%				Cardinal Health Inc	126,436		5,540
3M Co	3,518	354		Eli Lilly & Co	21,597		1,160
Aptargroup Inc	2,146	110		Endo Health Solutions Inc (a)	2,165		69
Carlisle Cos Inc	2,720	174		Forest Laboratories Inc (a)	8,938		324
Crane Co	2,334	117		Johnson & Johnson	257,964		19,068
Danaher Corp	12,358	741		Merck & Co Inc	210,907		9,122
Dover Corp	5,987	414		Mylan Inc/PA (a)	1,646		47
Eaton Corp PLC	12,166	693		Novartis AG ADR	86,100		5,839
General Electric Co	572,647	12,758		Omnicare Inc	5,346		208
Illinois Tool Works Inc	113,028	7,102		Pfizer Inc	674,472		18,399
Ingersoll-Rand PLC	2,543	131		Sanofi ADR	68,000		3,310
Leggett & Platt Inc	7,052	208		Teva Pharmaceutical Industries Ltd ADR	197,100		7,488
Parker Hannifin Corp	4,169	388					$79,373
Pentair Ltd	6,048	306
Textron Inc	12,869	370		Pipelines - 0.07%
		$23,866		Spectra Energy Corp	18,747		521
Office & Business Equipment - 0.05%				Private Equity - 0.03%
Pitney Bowes Inc	3,189	46		American Capital Ltd (a)	15,743		210
Xerox Corp	41,212	330
		$376
				Real Estate - 0.03%
Oil & Gas - 12.69%				Jones Lang LaSalle Inc	2,195		202
Anadarko Petroleum Corp	83,577	6,687
Apache Corp	11,247	942
BP PLC ADR	123,500	5,498		REITS - 1.49%
Chesapeake Energy Corp	18,951	382		Alexandria Real Estate Equities Inc	3,084		224
Chevron Corp	134,566	15,495		American Campus Communities Inc	4,674		218
ConocoPhillips	149,642	8,679		American Capital Agency Corp	9,741		308
Denbury Resources Inc (a)	19,488	363		Annaly Capital Management Inc	27,312		406
Devon Energy Corp	11,636	665		AvalonBay Communities Inc	3,844		499
Diamond Offshore Drilling Inc	3,453	259		BioMed Realty Trust Inc	7,677		156
Energen Corp	3,585	173		Boston Properties Inc	4,091		431
EQT Corp	90,100	5,353		Brandywine Realty Trust	6,538		83
Exxon Mobil Corp	153,990	13,854		Camden Property Trust	964		67
Helmerich & Payne Inc	3,681	237		CBL & Associates Properties Inc	7,033		151
Hess Corp	10,025	673		CommonWealth REIT	4,140		68
HollyFrontier Corp	6,808	356		Corporate Office Properties Trust	4,057		107
Marathon Oil Corp	374,929	12,602		DDR Corp	11,752		195
Marathon Petroleum Corp	11,221	833		Douglas Emmett Inc	7,049		164
Murphy Oil Corp	6,656	396		Duke Realty Corp	12,837		198
Newfield Exploration Co (a)	6,562	194		Equity Lifestyle Properties Inc	364		26
Noble Energy Inc	4,556	491		Equity Residential	10,044		556
Occidental Petroleum Corp	203,663	17,978		Extra Space Storage Inc	1,822		73
Phillips 66	80,665	4,886		Federal Realty Investment Trust	731		77
Tesoro Corp	7,099	346		General Growth Properties Inc	14,977		292
Valero Energy Corp	18,209	796		HCP Inc	13,915		646
Whiting Petroleum Corp (a)	4,908	234		Health Care REIT Inc	8,576		539
		$98,372		Home Properties Inc	1,071		66
				Host Hotels & Resorts Inc	20,700		348
Oil & Gas Services - 0.32%				Kilroy Realty Corp	3,471		173
Baker Hughes Inc	14,439	646		Kimco Realty Corp	20,485		426
Halliburton Co	18,085	736		Liberty Property Trust	4,903		192
MRC Global Inc (a)	444	13		Macerich Co/The	6,651		397
National Oilwell Varco Inc	10,834	803		Mack-Cali Realty Corp	4,358		118
SEACOR Holdings Inc	582	53		MFA Financial Inc	17,660		159
Superior Energy Services Inc (a)	7,800	195		National Retail Properties Inc	5,337		171
		$2,446		Piedmont Office Realty Trust Inc	8,556		165

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Software (continued)
Post Properties Inc	1,506	$73		Dun & Bradstreet Corp/The	739		$60
Prologis Inc	12,970	518		Fidelity National Information Services Inc	7,980		296
Rayonier Inc	1,204	65		Fiserv Inc (a)	1,116		90
Realty Income Corp	6,578	287		Microsoft Corp	498,315		13,689
Regency Centers Corp	1,692	84		Oracle Corp	154,000		5,469
Retail Properties of America Inc	4,252	55					$20,783
Senior Housing Properties Trust	8,579	207
Simon Property Group Inc	2,418	387		Telecommunications - 5.41%
Taubman Centers Inc	1,916	156		Amdocs Ltd	8,466		302
UDR Inc	12,423	297		AT&T Inc	377,545		13,134
Ventas Inc	9,712	644		CenturyLink Inc	17,875		723
Vornado Realty Trust	6,102	515		Cisco Systems Inc	551,287		11,340
Weingarten Realty Investors	5,895	170		Corning Inc	48,564		583
				EchoStar Corp (a)	1,389		50
Weyerhaeuser Co	12,282	370
		$11,527		Frontier Communications Corp	50,244		230
				Harris Corp	4,029		186
Retail - 4.49%				Juniper Networks Inc (a)	15,090		338
Advance Auto Parts Inc	34,180	2,513		MetroPCS Communications Inc (a)	15,236		153
American Eagle Outfitters Inc	2,150	43		Sprint Nextel Corp (a)	85,059		479
AutoNation Inc (a)	824	40		Verizon Communications Inc	110,700		4,828
Best Buy Co Inc	12,747	207		Vodafone Group PLC ADR	350,400		9,573
Chico's FAS Inc	2,995	54					$41,919
CVS Caremark Corp	134,149	6,869
Dillard's Inc	1,507	127		Textiles - 0.05%
Foot Locker Inc	5,708	196		Cintas Corp	2,866		121
				Mohawk Industries Inc (a)	2,840		289
GameStop Corp	6,155	143
Guess? Inc	3,064	83					$410
Kohl's Corp	6,927	321		Toys, Games & Hobbies - 0.02%
Lowe's Cos Inc	31,603	1,207		Hasbro Inc	568		21
Macy's Inc	11,444	452		Mattel Inc	3,642		137
PVH Corp	352	42					$158
Sally Beauty Holdings Inc (a)	411	11
Sears Hometown and Outlet Stores Inc (a)	397	15		Transportation - 0.96%
Signet Jewelers Ltd	4,275	267		CSX Corp	16,329		360
Staples Inc	34,592	466		FedEx Corp	9,635		977
Target Corp	185,082	11,181		Norfolk Southern Corp	9,376		646
Walgreen Co	172,321	6,886		Tidewater Inc	2,555		125
Wal-Mart Stores Inc	51,560	3,607		Union Pacific Corp	40,302		5,298
Williams-Sonoma Inc	1,836	81		UTI Worldwide Inc	5,129		76
		$34,811					$7,482
Savings & Loans - 0.08%				Water- 0.06%
BankUnited Inc	1,751	47		American Water Works Co Inc	8,659		331
New York Community Bancorp Inc	21,353	285		Aqua America Inc	6,004		164
People's United Financial Inc	13,209	162					$495
Washington Federal Inc	5,323	94		TOTAL COMMON STOCKS			$746,609
		$588			Maturity
Semiconductors - 1.43%				REPURCHASE AGREEMENTS - 3.42%	Amount (000's)	Value	(000	's)
Analog Devices Inc	7,741	338		Banks- 3.42%
Applied Materials Inc	38,792	501		Investment in Joint Trading Account; Bank of	$10,546		$10,547
Avago Technologies Ltd	725	26		America Repurchase Agreement; 0.13%
Intel Corp	146,776	3,088		dated 01/31/2013 maturing 02/01/2013
KLA-Tencor Corp	5,492	302		(collateralized by US Government
Marvell Technology Group Ltd	22,243	206		Securities; $10,757,182; 0.00% - 5.25%;
Maxim Integrated Products Inc	7,102	223		dated 05/01/13 - 04/15/42)
NVIDIA Corp	20,323	249		Investment in Joint Trading Account; Credit	5,816		5,816
ON Semiconductor Corp (a)	22,470	176		Suisse Repurchase Agreement; 0.13%
PMC - Sierra Inc (a)	11,184	65		dated 01/31/2013 maturing 02/01/2013
Teradyne Inc (a)	8,038	130		(collateralized by US Government
Texas Instruments Inc	175,766	5,814		Securities; $5,932,476; 0.00% - 11.25%;
		$11,118		dated 02/15/15 - 08/15/39)
				Investment in Joint Trading Account; Deutsche	4,071		4,071
Shipbuilding - 0.01%				Bank Repurchase Agreement; 0.16% dated
Huntington Ingalls Industries Inc	2,407	107		01/31/2013 maturing 02/01/2013
				(collateralized by US Government
Software - 2.68%				Securities; $4,152,733; 0.00% - 8.20%;
Activision Blizzard Inc	20,908	238		dated 05/01/12 - 07/15/37)
Adobe Systems Inc (a)	10,638	402
Akamai Technologies Inc (a)	857	35
Allscripts Healthcare Solutions Inc (a)	9,035	100
CA Inc	16,286	404

See accompanying notes

Schedule of Investments
LargeCap Value Fund III
January 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)
Banks (continued)
Investment in Joint Trading Account; JP	$6,107	$6,107
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $6,229,100; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
		$26,541
TOTAL REPURCHASE AGREEMENTS		$26,541
Total Investments		$773,150
Other Assets in Excess of Liabilities, Net - 0.25%		$1,955
TOTAL NET ASSETS - 100.00%		$775,105

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		26.51%
Consumer, Non-cyclical		21.46%
Energy		13.08%
Industrial		10.85%
Communications		9.15%
Consumer, Cyclical		7.37%
Technology		6.02%
Utilities		3.25%
Basic Materials		2.06%
Other Assets in Excess of Liabilities, Net		0.25%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P 500 Emini; March 2013	Long	379	$27,207	$28,298	$1,091
Total					$1,091

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Blend Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 99.38%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000's)
Advertising - 1.39%				Holding Companies - Diversified - 1.66%
Lamar Advertising Co (a)	1,452,075	$61,916		Leucadia National Corp	2,899,466	$73,791
Banks - 2.46%				Insurance - 13.14%
CIT Group Inc (a)	1,331,121	56,373		Alleghany Corp (a)	73,040	26,338
M&T Bank Corp	515,044	52,890		Aon PLC	1,227,347	70,867
		$109,263		Arch Capital Group Ltd (a)	921,228	42,763
				Brown & Brown Inc	2,348,871	64,218
Beverages - 2.59%				Fairfax Financial Holdings Ltd	60,055	21,556
Beam Inc	730,575	44,813		Loews Corp	2,640,168	114,504
DE Master Blenders 1753 NV (a)	2,088,021	25,759		Markel Corp (a)	218,911	104,230
Molson Coors Brewing Co	985,088	44,506		Marsh & McLennan Cos Inc	1,237,473	43,906
		$115,078		Progressive Corp/The	2,183,374	49,104
Building Materials - 0.77%				White Mountains Insurance Group Ltd	85,725	47,205
Martin Marietta Materials Inc	347,277	34,287				$584,691
				Internet - 4.19%
Chemicals - 1.81%				Liberty Interactive Corp (a)	3,742,006	79,555
Airgas Inc	592,849	56,463		Liberty Ventures (a)	300,393	22,418
Ecolab Inc	333,487	24,144		VeriSign Inc (a)	1,941,178	84,267
		$80,607				$186,240
Commercial Services - 4.62%				Lodging - 0.70%
ADT Corp/The	1,050,174	49,883		Wynn Resorts Ltd	250,040	31,310
Ascent Capital Group Inc (a)	425,735	27,124
Iron Mountain Inc	789,473	27,008		Machinery - Diversified - 0.27%
Live Nation Entertainment Inc (a)	1,443,970	14,815
Macquarie Infrastructure Co LLC	574,708	26,643		Xylem Inc/NY	424,750	11,863
Moody's Corp	1,095,492	60,055
		$205,528		Media - 9.67%
				Discovery Communications Inc - C Shares (a)	1,607,811	102,434
Consumer Products - 0.29%				FactSet Research Systems Inc	208,516	19,292
Clorox Co/The	162,433	12,736		Liberty Global Inc - A Shares (a)	750,620	51,260
				Liberty Global Inc - B Shares (a)	677,531	43,199
Distribution & Wholesale - 1.50%				Liberty Media Corp (a)	1,401,144	156,242
Fastenal Co	589,145	29,269		McGraw-Hill Cos Inc/The	602,277	34,643
WW Grainger Inc	171,904	37,444		Starz - Liberty Capital (a)	1,448,144	23,083
		$66,713				$430,153
Diversified Financial Services - 2.99%				Mining - 1.40%
Charles Schwab Corp/The	3,890,914	64,317		Franco-Nevada Corp	1,166,098	62,327
LPL Financial Holdings Inc	1,347,648	44,877
SLM Corp	1,419,920	23,982		Miscellaneous Manufacturing - 0.42%
		$133,176		Donaldson Co Inc	495,845	18,649
Electric - 1.70%
Brookfield Infrastructure Partners LP	745,440	27,835		Oil & Gas - 3.60%
Calpine Corp (a)	1,518,200	29,954		Cimarex Energy Co	477,863	30,516
National Fuel Gas Co	324,129	17,632		EOG Resources Inc	371,248	46,399
		$75,421		EQT Corp	70,488	4,188
Electronics - 2.82%				Marathon Petroleum Corp	703,837	52,232
				Nabors Industries Ltd (a)	1,620,355	27,011
Gentex Corp/MI	2,441,483	46,706
Sensata Technologies Holding NV (a)	1,002,264	33,816				$160,346
Tyco International Ltd	1,493,642	45,153		Pharmaceuticals - 1.69%
		$125,675		Mead Johnson Nutrition Co	215,224	16,357
				Valeant Pharmaceuticals International Inc (a)	883,664	58,605
Environmental Control - 0.15%
Covanta Holding Corp	331,746	6,542				$74,962
				Pipelines - 4.33%
Healthcare - Products - 3.39%				Kinder Morgan Inc/Delaware	2,135,632	80,001
				Kinder Morgan Inc/Delaware - Warrants (a)	734,727	3,277
Becton Dickinson and Co	641,620	53,922
CR Bard Inc	524,136	53,498		Williams Cos Inc/The	3,124,362	109,509
DENTSPLY International Inc	1,037,012	43,306				$192,787
		$150,726		Private Equity - 0.79%
Healthcare - Services - 3.03%				Onex Corp	817,184	35,272
Laboratory Corp of America Holdings (a)	1,067,605	95,551
Quest Diagnostics Inc	680,912	39,459		Real Estate - 5.27%
		$135,010		Brookfield Asset Management Inc	3,596,864	132,832
				CBRE Group Inc (a)	1,747,648	37,714
				Forest City Enterprises Inc (a)	2,727,762	46,127

See accompanying notes

Schedule of Investments
MidCap Blend Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000's)		REPURCHASE AGREEMENTS	Maturity
Real Estate (continued)				(continued)	Amount (000's)	Value(000	's)
Howard Hughes Corp/The (a)	247,876	$17,847		Banks (continued)
		$234,520		Investment in Joint Trading Account; Merrill	$11,389	$11,389
				Lynch Repurchase Agreement; 0.13%
REITS- 1.55%				dated 1/31/2013 maturing 2/1/2013
General Growth Properties Inc	2,366,906	46,202		(collateralized by US Government
Vornado Realty Trust	269,106	22,729		Securities; $11,616,597; 0.00% - 6.25%;
		$68,931		dated 07/15/13 - 01/15/38)
Retail - 10.64%						$28,661
AutoZone Inc (a)	150,921	55,796		TOTAL REPURCHASE AGREEMENTS		$28,661
Burger King Worldwide Inc	2,894,659	51,380		Total Investments		$4,450,344
CarMax Inc (a)	993,409	39,160		Liabilities in Excess of Other Assets, Net - (0.02)%		$(1,003)
Copart Inc (a)	1,204,155	43,241		TOTAL NET ASSETS - 100.00%		$4,449,341
Dollar General Corp (a)	1,062,966	49,130
O'Reilly Automotive Inc (a)	1,371,411	127,061
TJX Cos Inc	2,383,059	107,667		(a) Non-Income Producing Security
		$473,435
Savings & Loans - 0.20%
BankUnited Inc	337,145	9,069		Portfolio Summary (unaudited)
				Sector		Percent
				Financial		27.04%
Semiconductors - 1.37%				Communications		19.88%
Microchip Technology Inc	1,827,903	61,143		Consumer, Non-cyclical		15.61%
				Consumer, Cyclical		13.99%
Software - 2.66%				Energy		7.93%
Fidelity National Information Services Inc	1,543,171	57,267		Industrial		4.97%
Intuit Inc	979,441	61,098		Technology		4.03%
		$118,365		Basic Materials		3.21%
				Utilities		1.70%
Telecommunications - 4.63%				Diversified		1.66%
Crown Castle International Corp (a)	856,596	60,407		Liabilities in Excess of Other Assets, Net		(0.02)%
EchoStar Corp (a)	1,054,110	38,349		TOTAL NET ASSETS		100.00%
Motorola Solutions Inc	1,365,699	79,743
SBA Communications Corp (a)	397,908	27,718
		$206,217
Textiles - 1.15%
Mohawk Industries Inc (a)	501,631	50,996
Transportation - 0.54%
Expeditors International of Washington Inc	558,001	23,938
TOTAL COMMON STOCKS		$4,421,683
	Maturity
REPURCHASE AGREEMENTS - 0.64%	Amount (000's)	Value(000	's)

Banks- 0.64%
Investment in Joint Trading Account; Credit	$6,281	$6,281
Suisse Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $6,406,435; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	4,397	4,396
Bank Repurchase Agreement; 0.16% dated
1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $4,484,504; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	6,595	6,595
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $6,726,757; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)

See accompanying notes

Schedule of Investments
MidCap Growth Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 98.69%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Airlines - 0.95%				Insurance - 0.99%
Southwest Airlines Co	85,675	$960		First American Financial Corp	41,795		$999
Apparel - 2.29%				Internet - 5.88%
Michael Kors Holdings Ltd (a)	41,429	2,325		Expedia Inc	28,260		1,844
				IAC/InterActiveCorp	43,747		1,805
				LinkedIn Corp (a)	10,570		1,308
Biotechnology - 0.73%				Symantec Corp (a)	46,015		1,002
Alexion Pharmaceuticals Inc (a)	7,930	745
							$5,959
Building Materials - 2.26%				Leisure Products & Services - 1.67%
USG Corp (a)	77,895	2,289		Harley-Davidson Inc	32,285		1,692
Chemicals - 4.52%				Lodging - 1.01%
				Melco Crown Entertainment Ltd ADR(a)	48,680		1,020
Axiall Corp	21,940	1,232
PPG Industries Inc	8,915	1,229
Westlake Chemical Corp	23,140	2,126		Machinery - Diversified - 0.96%
		$4,587		Cummins Inc	8,505		977
Commercial Services - 7.89%
Alliance Data Systems Corp (a)	12,487	1,968		Mining - 3.23%
Equifax Inc	41,130	2,414		Agnico-Eagle Mines Ltd	12,950		593
Hertz Global Holdings Inc (a)	92,235	1,686		Vulcan Materials Co	47,360		2,679
Quanta Services Inc (a)	66,515	1,927					$3,272
		$7,995		Miscellaneous Manufacturing - 1.77%
Computers - 2.90%				Pentair Ltd	35,385		1,793
Computer Sciences Corp	45,755	1,913
Teradata Corp (a)	15,360	1,024
				Oil & Gas - 1.62%
		$2,937		Cobalt International Energy Inc (a)	67,690		1,639
Consumer Products - 0.50%
Avery Dennison Corp	13,100	505		Pharmaceuticals - 3.18%
				Catamaran Corp (a)	22,010		1,142
Diversified Financial Services - 1.93%				Medivation Inc (a)	38,220		2,078
Discover Financial Services	24,245	931					$3,220
TD Ameritrade Holding Corp	52,780	1,023		Real Estate - 1.68%
		$1,954		Realogy Holdings Corp (a)	37,970		1,700
Electrical Components & Equipment - 1.25%
Belden Inc	26,340	1,268		Retail - 9.66%
				American Eagle Outfitters Inc	65,855		1,331
Electronics - 6.87%				Chico's FAS Inc	102,235		1,833
FEI Co	38,674	2,358		Foot Locker Inc	27,340		939
Mettler-Toledo International Inc (a)	3,790	805		GNC Holdings Inc	54,508		1,959
PerkinElmer Inc	46,735	1,647		Ulta Salon Cosmetics & Fragrance Inc	22,342		2,186
Trimble Navigation Ltd (a)	34,485	2,155		Urban Outfitters Inc (a)	36,055		1,543
		$6,965					$9,791
Food - 1.02%				Semiconductors - 6.59%
Hershey Co/The	13,030	1,035		ARM Holdings PLC ADR	41,815		1,717
				Cree Inc (a)	44,955		1,940
				Micron Technology Inc (a)	132,940		1,005
Healthcare - Products - 3.20%				NXP Semiconductor NV (a)	67,195		2,015
Cooper Cos Inc/The	10,240	1,038					$6,677
Edwards Lifesciences Corp (a)	10,175	915
Intuitive Surgical Inc (a)	2,251	1,293		Software - 4.08%
		$3,246		Akamai Technologies Inc (a)	24,784		1,009
				Autodesk Inc (a)	36,355		1,414
Home Builders - 6.13%				CommVault Systems Inc (a)	22,355		1,715
DR Horton Inc	75,530	1,787					$4,138
Lennar Corp	54,015	2,244
Toll Brothers Inc (a)	58,420	2,188		Telecommunications - 3.90%
		$6,219		Aruba Networks Inc (a)	92,645		2,135
				SBA Communications Corp (a)	26,101		1,818
Home Furnishings - 2.12%							$3,953
Whirlpool Corp	18,640	2,151
				Textiles - 2.22%
				Mohawk Industries Inc (a)	22,165		2,253
Housewares - 1.63%
Newell Rubbermaid Inc	70,410	1,653
				Transportation - 4.06%
				Canadian Pacific Railway Ltd	20,490		2,367

See accompanying notes

Schedule of Investments MidCap Growth Fund January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Transportation (continued)
Kansas City Southern	18,795	$1,750
		$4,117
TOTAL COMMON STOCKS		$100,034
	Maturity
REPURCHASE AGREEMENTS - 1.89%	Amount (000's)	Value(000	's)

Banks- 1.89%
Investment in Joint Trading Account; Credit	$420	$420
Suisse Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $428,326; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	294	294
Bank Repurchase Agreement; 0.16% dated
1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $299,828; 0.00% - 6.75%; dated
02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	441	441
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $449,741; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	761	761
Lynch Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $776,670; 0.00% - 6.25%; dated
07/15/13 - 01/15/38)
		$1,916
TOTAL REPURCHASE AGREEMENTS		$1,916
Total Investments		$101,950
Liabilities in Excess of Other Assets, Net - (0.58)%		$(584)
TOTAL NET ASSETS - 100.00%		$101,366

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		27.68%
Industrial		17.17%
Consumer, Non-cyclical		16.52%
Technology		13.57%
Communications		9.78%
Basic Materials		7.76%
Financial		6.48%
Energy		1.62%
Liabilities in Excess of Other Assets, Net		(0.58)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2013 (unaudited)

COMMON STOCKS - 97.13%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.19%				Chemicals (continued)
Millennial Media Inc (a)	24,400	$281		Eastman Chemical Co	213,005		$15,155
Omnicom Group Inc	45,814	2,487		FMC Corp	22,231		1,367
		$2,768		International Flavors & Fragrances Inc	13,139		925
Aerospace & Defense - 1.29%				NewMarket Corp	10,919		2,786
B/E Aerospace Inc (a)	270,784	13,943		PPG Industries Inc	193,676		26,702
Rockwell Collins Inc	24,682	1,453		Rockwood Holdings Inc	76,500		4,187
Spirit Aerosystems Holdings Inc (a)	140,979	2,247		RPM International Inc	12,968		405
				Sherwin-Williams Co/The	38,111		6,179
TransDigm Group Inc	8,691	1,177		Sigma-Aldrich Corp	19,600		1,516
Triumph Group Inc	4,310	303		Stepan Co	1,400		82
		$19,123		Valspar Corp	77,014		5,104
Agriculture - 0.62%				Westlake Chemical Corp	1,177		108
Lorillard Inc	235,848	9,214		WR Grace & Co (a)	74,765		5,368
							$82,802
Airlines - 1.10%				Commercial Services - 2.93%
Alaska Air Group Inc (a)	2,500	115		Aaron's Inc	69,029		2,047
Copa Holdings SA	6,782	743		Accretive Health Inc (a)	88,600		1,144
Delta Air Lines Inc (a)	1,005,391	13,965		Alliance Data Systems Corp (a)	8,164		1,287
Southwest Airlines Co	37,765	424		Apollo Group Inc (a)	24,334		492
United Continental Holdings Inc (a)	48,167	1,163		Cardtronics Inc (a)	432,940		11,209
		$16,410		Equifax Inc	18,435		1,082
				FleetCor Technologies Inc (a)	12,337		738
Apparel - 3.60%				Gartner Inc (a)	107,545		5,539
Carter's Inc (a)	35,864	2,160		Genpact Ltd	25,750		431
Hanesbrands Inc (a)	24,723	927		Global Payments Inc	76,889		3,788
Michael Kors Holdings Ltd (a)	251,171	14,098		Iron Mountain Inc	22,464		768
Ralph Lauren Corp	137,089	22,823		ITT Educational Services Inc (a)	6,111		103
Under Armour Inc (a)	19,211	977		Lender Processing Services Inc	85,812		2,063
VF Corp	84,679	12,497		Moody's Corp	31,614		1,733
		$53,482		Paychex Inc	48,967		1,598
Automobile Parts & Equipment - 0.48%				Robert Half International Inc	20,706		730
BorgWarner Inc (a)	16,601	1,231		SAIC Inc	44,800		542
Delphi Automotive PLC (a)	55,156	2,132		SEI Investments Co	34,786		938
Goodyear Tire & Rubber Co/The (a)	227,221	3,127		Total System Services Inc	66,955		1,556
WABCO Holdings Inc (a)	10,175	638		Vantiv Inc (a)	9,990		208
				Verisk Analytics Inc (a)	21,585		1,191
		$7,128		Western Union Co/The	307,759		4,379
Banks - 0.66%							$43,566
Signature Bank/New York NY (a)	133,069	9,838
				Computers - 2.99%
				Cadence Design Systems Inc (a)	356,533		4,966
Beverages - 1.54%				Diebold Inc	15,446		455
Beam Inc	160,000	9,814		DST Systems Inc	1,358		91
Brown-Forman Corp	22,036	1,426		Electronics for Imaging Inc (a)	77,210		1,746
Coca-Cola Enterprises Inc	49,152	1,714		Fortinet Inc (a)	32,303		762
Dr Pepper Snapple Group Inc	30,678	1,383		Fusion-io Inc (a)	336,580		5,883
Green Mountain Coffee Roasters Inc (a)	66,883	3,045		IHS Inc (a)	7,302		751
Monster Beverage Corp (a)	114,046	5,463		Jack Henry & Associates Inc	30,047		1,247
		$22,845		Mentor Graphics Corp (a)	117,100		2,006
				NCR Corp (a)	26,033		723
Biotechnology - 2.86%				NetApp Inc (a)	182,532		6,572
Alexion Pharmaceuticals Inc (a)	195,212	18,349
				Riverbed Technology Inc (a)	230,681		4,475
Charles River Laboratories International Inc (a)	46,643	1,927
				Synaptics Inc (a)	15,900		558
Cubist Pharmaceuticals Inc (a)	8,900	383
				Synopsys Inc (a)	104,179		3,483
Illumina Inc (a)	37,725	1,910
				Teradata Corp (a)	87,550		5,836
Life Technologies Corp (a)	4,151	268
Myriad Genetics Inc (a)	21,513	582		Western Digital Corp	105,387		4,954
Regeneron Pharmaceuticals Inc (a)	71,624	12,458					$44,508
United Therapeutics Corp (a)	85,397	4,602		Consumer Products - 0.63%
Vertex Pharmaceuticals Inc (a)	45,768	2,050		Church & Dwight Co Inc	14,610		844
		$42,529		Clorox Co/The	2,041		160
				Jarden Corp (a)	30,323		1,784
Building Materials - 0.11%
Lennox International Inc	12,915	743		Spectrum Brands Holdings Inc	15,100		765
Masco Corp	51,794	952		Tupperware Brands Corp	75,926		5,786
		$1,695					$9,339
Chemicals - 5.57%				Cosmetics & Personal Care - 0.13%
Airgas Inc	11,130	1,060		Avon Products Inc	118,079		2,005
Albemarle Corp	12,751	782
Celanese Corp	22,654	1,062		Distribution & Wholesale - 0.54%
CF Industries Holdings Inc	43,694	10,014		Fastenal Co	42,946		2,134

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Forest Products & Paper - 0.01%
Fossil Inc (a)	9,170	$968		Schweitzer-Mauduit International Inc	3,028		$123
Genuine Parts Co	26,201	1,782
LKQ Corp (a)	42,740	957
WW Grainger Inc	9,942	2,166		Hand & Machine Tools - 0.07%
				Lincoln Electric Holdings Inc	14,244		768
		$8,007		Snap-on Inc	2,930		237
Diversified Financial Services - 2.94%							$1,005
Affiliated Managers Group Inc (a)	108,304	15,588
				Healthcare - Products - 3.67%
CBOE Holdings Inc	19,167	649		Bruker BioSciences Corp (a)	75,800		1,279
Eaton Vance Corp	18,614	674
Federated Investors Inc	19,393	459		Cooper Cos Inc/The	3,577		363
IntercontinentalExchange Inc (a)	140,765	19,531		CR Bard Inc	49,265		5,029
				Cyberonics Inc (a)	36,100		1,565
Lazard Ltd	16,555	574		DENTSPLY International Inc	15,632		653
LPL Financial Holdings Inc	73,022	2,432		Edwards Lifesciences Corp (a)	78,498		7,060
T Rowe Price Group Inc	41,114	2,937		Henry Schein Inc (a)	9,208		795
Waddell & Reed Financial Inc	21,888	869		IDEXX Laboratories Inc (a)	9,685		922
		$43,713		Intuitive Surgical Inc (a)	29,900		17,174
Electric - 0.04%				Patterson Cos Inc	72,115		2,605
ITC Holdings Corp	7,453	604		ResMed Inc	25,759		1,128
				Sirona Dental Systems Inc (a)	2,609		173
				St Jude Medical Inc	182,988		7,447
Electrical Components & Equipment - 0.45%				Techne Corp	9,335		669
AMETEK Inc	41,026	1,682		Thoratec Corp (a)	118,272		4,320
Hubbell Inc	54,354	4,949		Varian Medical Systems Inc (a)	16,172		1,143
		$6,631		Zimmer Holdings Inc	30,482		2,274
Electronics - 1.97%							$54,599
Agilent Technologies Inc	187,838	8,412		Healthcare - Services - 1.18%
Amphenol Corp	26,563	1,795		DaVita HealthCare Partners Inc (a)	102,449		11,824
Analogic Corp	19,500	1,486		HCA Holdings Inc	18,813		708
FLIR Systems Inc	71,047	1,689		Laboratory Corp of America Holdings (a)	17,037		1,525
Garmin Ltd	1,970	75		Magellan Health Services Inc (a)	46,500		2,385
Jabil Circuit Inc	99,587	1,883		Quest Diagnostics Inc	4,744		275
Mettler-Toledo International Inc (a)	5,535	1,176
OSI Systems Inc (a)	14,100	768		WellPoint Inc	12,400		804
Plexus Corp (a)	12,000	306					$17,521
Trimble Navigation Ltd (a)	164,998	10,312		Home Builders - 1.58%
Waters Corp (a)	15,640	1,432		NVR Inc (a)	5,075		5,226
		$29,334		Thor Industries Inc	805		34
				Toll Brothers Inc (a)	485,510		18,182
Engineering & Construction - 0.83%							$23,442
Chicago Bridge & Iron Co NV ADR	15,142	769
Fluor Corp	21,499	1,394		Home Furnishings - 0.02%
MasTec Inc (a)	361,030	10,217		TiVo Inc (a)	18,900		252
		$12,380
Entertainment - 0.25%				Housewares - 0.04%
Bally Technologies Inc (a)	10,365	499		Toro Co	15,175		668
Cinemark Holdings Inc	47,300	1,331
Dolby Laboratories Inc	7,448	241		Insurance - 2.23%
Madison Square Garden Co/The (a)	32,700	1,701
				Allied World Assurance Co Holdings AG	43,479		3,688
		$3,772		Arch Capital Group Ltd (a)	29,645		1,376
Environmental Control - 0.14%				Arthur J Gallagher & Co	19,104		706
Clean Harbors Inc (a)	13,283	738		Brown & Brown Inc	510,060		13,945
Stericycle Inc (a)	14,478	1,366		Endurance Specialty Holdings Ltd	82,223		3,529
		$2,104		Erie Indemnity Co	6,548		467
				Hanover Insurance Group Inc/The	23,101		960
Food - 3.75%				Markel Corp (a)	17,400		8,285
Campbell Soup Co	23,404	859		Validus Holdings Ltd	3,870		141
Dean Foods Co (a)	261,641	4,791					$33,097
Fresh Market Inc/The (a)	35,700	1,745
Hershey Co/The	90,327	7,177		Internet - 7.14%
HJ Heinz Co	28,906	1,753		AOL Inc	5,426		166
Ingredion Inc	4,146	274		Equinix Inc (a)	6,963		1,500
J&J Snack Foods Corp	14,430	983		Expedia Inc	61,154		3,990
Kroger Co/The	441,223	12,222		F5 Networks Inc (a)	193,257		20,269
McCormick & Co Inc/MD	22,602	1,409		HomeAway Inc (a)	475,035		11,387
Sanderson Farms Inc	68,000	3,433		IAC/InterActiveCorp	34,247		1,413
United Natural Foods Inc (a)	17,250	931		Liberty Interactive Corp (a)	20,234		430
Whole Foods Market Inc	209,186	20,134		LinkedIn Corp (a)	174,982		21,661
		$55,711		MercadoLibre Inc	106,390		9,405
				Netflix Inc (a)	8,046		1,330

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing (continued)
Rackspace Hosting Inc (a)	17,682	$1,332		Textron Inc	154,700		$4,449
Splunk Inc (a)	336,430	11,089					$18,441
Symantec Corp (a)	10,400	226
TIBCO Software Inc (a)	688,447	16,137		Office & Business Equipment - 0.03%
TripAdvisor Inc (a)	21,446	993		Pitney Bowes Inc	26,568		383
VeriSign Inc (a)	110,968	4,817
		$106,145		Oil & Gas - 4.06%
				Alon USA Energy Inc	21,100		414
Leisure Products & Services - 1.18%				Atwood Oceanics Inc (a)	34,113		1,800
Harley-Davidson Inc	305,032	15,989		Cobalt Oil & Gas Corp	273,772		14,450
Polaris Industries Inc	17,870	1,557		Cabot International Energy Inc (a)	25,139		609
		$17,546		Concho Resources Inc (a)	219,621		20,034
Lodging - 2.45%				Continental Resources Inc/OK (a)	47,791		3,973
Choice Hotels International Inc	2,600	94		Helmerich & Payne Inc	5,613		361
Marriott International Inc/DE	141,271	5,648		Kosmos Energy Ltd (a)	17,464		216
Starwood Hotels & Resorts Worldwide Inc	211,286	12,975		Laredo Petroleum Holdings Inc (a)	155,800		2,875
Wyndham Worldwide Corp	24,519	1,368		Noble Energy Inc	44,696		4,817
Wynn Resorts Ltd	130,881	16,389		Pioneer Natural Resources Co	17,273		2,030
		$36,474		Range Resources Corp	23,523		1,580
				SM Energy Co	71,960		4,185
Machinery - Construction & Mining - 1.17%				Southwestern Energy Co (a)	20,308		697
Joy Global Inc	275,357	17,394		Whiting Petroleum Corp (a)	48,833		2,323
							$60,364
Machinery - Diversified - 1.05%				Oil & Gas Services - 1.23%
Babcock & Wilcox Co/The	182,973	4,874		Cameron International Corp (a)	31,804		2,014
Flowserve Corp	8,030	1,259		CARBO Ceramics Inc	4,884		391
Graco Inc	14,953	855		Dresser-Rand Group Inc (a)	38,851		2,372
IDEX Corp	4,130	206		FMC Technologies Inc (a)	34,680		1,642
Middleby Corp (a)	3,573	505		MRC Global Inc (a)	17,900		550
Nordson Corp	42,034	2,842		Oceaneering International Inc	100,586		6,358
Rockwell Automation Inc	24,455	2,181		Oil States International Inc (a)	58,875		4,568
Roper Industries Inc	16,581	1,948		RPC Inc	13,629		204
Wabtec Corp/DE	8,197	768		SEACOR Holdings Inc	2,401		218
Xylem Inc/NY	4,991	139					$18,317
Zebra Technologies Corp (a)	2,073	90
		$15,667		Packaging & Containers - 0.72%
				Ball Corp	25,401		1,131
Media - 1.96%				Crown Holdings Inc (a)	9,058		343
AMC Networks Inc (a)	83,645	4,765		Owens-Illinois Inc (a)	149,636		3,561
Cablevision Systems Corp	134,413	1,968		Packaging Corp of America	22,813		877
Discovery Communications Inc - A Shares (a)	141,423	9,812
				Rock Tenn Co	32,060		2,531
DISH Network Corp	26,808	999		Silgan Holdings Inc	51,607		2,214
FactSet Research Systems Inc	7,283	674					$10,657
John Wiley & Sons Inc	63,217	2,421
Liberty Global Inc - A Shares (a)	38,049	2,598		Pharmaceuticals - 3.58%
McGraw-Hill Cos Inc/The	47,000	2,703		Actavis Inc (a)	22,422		1,937
Nielsen Holdings NV	7,678	250		AmerisourceBergen Corp	41,441		1,880
Scripps Networks Interactive Inc	14,274	882		BioMarin Pharmaceutical Inc (a)	17,720		973
Sirius XM Radio Inc	638,699	2,006		Catamaran Corp (a)	414,807		21,525
Starz - Liberty Capital (a)	1,786	28		Endo Health Solutions Inc (a)	166,363		5,267
		$29,106		Herbalife Ltd	18,210		661
				Mead Johnson Nutrition Co	34,751		2,641
Metal Fabrication & Hardware - 0.24%				Medivation Inc (a)	10,518		572
Mueller Industries Inc	3,900	208		Mylan Inc/PA (a)	65,643		1,856
Timken Co	1,898	102		Onyx Pharmaceuticals Inc (a)	135,279		10,487
Valmont Industries Inc	22,813	3,324		Perrigo Co	16,440		1,652
		$3,634		Salix Pharmaceuticals Ltd (a)	25,300		1,212
Mining - 0.05%				Warner Chilcott PLC	182,600		2,587
Royal Gold Inc	9,290	694					$53,250
				Pipelines - 0.11%
Miscellaneous Manufacturing - 1.24%				ONEOK Inc	34,983		1,644
AZZ Inc	24,300	1,040
Carlisle Cos Inc	1,399	90		Real Estate - 0.93%
Donaldson Co Inc	25,513	960		CBRE Group Inc (a)	638,268		13,774
Eaton Corp PLC	12,300	700
Ingersoll-Rand PLC	106,485	5,472
Pall Corp	16,795	1,147		REITS - 1.44%
Parker Hannifin Corp	11,568	1,075		American Campus Communities Inc	2,307		107
SPX Corp	47,000	3,508		Apartment Investment & Management Co	25,940		708
				Boston Properties Inc	6,415		675

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Semiconductors - 4.65%
Camden Property Trust	8,768	$608		Altera Corp	52,896		$1,768
Digital Realty Trust Inc	21,503	1,460		Analog Devices Inc	6,433		281
Essex Property Trust Inc	23,036	3,543		Avago Technologies Ltd	366,813		13,121
Extra Space Storage Inc	128,257	5,110		Broadcom Corp	44,300		1,438
Federal Realty Investment Trust	8,330	882		Cavium Inc (a)	396,642		13,264
HCP Inc	8,023	372		Cypress Semiconductor Corp	22,692		233
Home Properties Inc	6,583	405		Linear Technology Corp	37,743		1,382
Kilroy Realty Corp	1,568	78		LSI Corp (a)	683,677		4,813
Mid-America Apartment Communities Inc	37,361	2,442		Maxim Integrated Products Inc	23,959		754
Plum Creek Timber Co Inc	26,809	1,292		Microchip Technology Inc	28,081		939
Post Properties Inc	5,636	273		NXP Semiconductor NV (a)	489,240		14,672
Rayonier Inc	14,046	756		QLogic Corp (a)	296,982		3,430
Regency Centers Corp	13,725	684		Rovi Corp (a)	146,050		2,525
Tanger Factory Outlet Centers	23,475	832		Silicon Laboratories Inc (a)	69,800		3,046
Taubman Centers Inc	4,634	378		Skyworks Solutions Inc (a)	41,791		1,000
Weyerhaeuser Co	28,554	860		Teradyne Inc (a)	6,006		97
		$21,465		Ultratech Inc (a)	117,900		4,802
				Xilinx Inc	43,264		1,579
Retail - 10.47%							$69,144
Advance Auto Parts Inc	74,055	5,444
American Eagle Outfitters Inc	599,688	12,119		Software - 3.80%
Ascena Retail Group Inc (a)	92,951	1,575		Akamai Technologies Inc (a)	26,840		1,093
AutoNation Inc (a)	58,418	2,833		ANSYS Inc (a)	15,101		1,111
AutoZone Inc (a)	6,396	2,365		Autodesk Inc (a)	307,470		11,954
Bed Bath & Beyond Inc (a)	39,056	2,293		BMC Software Inc (a)	26,120		1,085
Big Lots Inc (a)	15,092	485		Broadridge Financial Solutions Inc	31,666		746
Brinker International Inc	90,612	2,967		CA Inc	5,133		127
Cheesecake Factory Inc/The	20,400	676		Cerner Corp (a)	21,015		1,735
Chico's FAS Inc	29,832	535		Citrix Systems Inc (a)	216,417		15,834
Chipotle Mexican Grill Inc (a)	17,369	5,333		Cornerstone OnDemand Inc (a)	70,733		2,312
Coinstar Inc (a)	6,700	341		Dun & Bradstreet Corp/The	7,658		624
Copart Inc (a)	25,821	927		Fiserv Inc (a)	18,299		1,470
Cracker Barrel Old Country Store Inc	34,700	2,249		Informatica Corp (a)	126,800		4,693
Darden Restaurants Inc	18,660	868		Intuit Inc	47,601		2,969
Dick's Sporting Goods Inc	88,299	4,202		MSCI Inc (a)	17,602		594
Dollar General Corp (a)	31,034	1,434		NetSuite Inc (a)	45,463		3,193
Dollar Tree Inc (a)	169,554	6,781		Nuance Communications Inc (a)	35,046		843
Domino's Pizza Inc	9,400	438		Red Hat Inc (a)	31,267		1,737
DSW Inc	7,839	525		ServiceNow Inc (a)	2,819		78
Dunkin' Brands Group Inc	65,800	2,402		SolarWinds Inc (a)	15,619		850
Family Dollar Stores Inc	14,021	795		VeriFone Systems Inc (a)	98,200		3,410
Foot Locker Inc	36,628	1,258					$56,458
Francesca's Holdings Corp (a)	21,500	611
Gap Inc/The	217,108	7,095		Telecommunications - 3.22%
				Allot Communications Ltd (a)	617,350		8,513
GNC Holdings Inc	344,790	12,392		Arris Group Inc (a)	71,700		1,184
Jack in the Box Inc (a)	4,000	116
				Ciena Corp (a)	213,900		3,350
Kohl's Corp	4,249	197		Crown Castle International Corp (a)	50,021		3,527
Ltd Brands Inc	35,013	1,681		EchoStar Corp (a)	2,642		96
Macy's Inc	14,184	560
MSC Industrial Direct Co Inc	11,546	914		Harris Corp	52,768		2,438
Nordstrom Inc	26,423	1,459		IPG Photonics Corp	7,878		516
				Ixia (a)	1,570		30
Nu Skin Enterprises Inc	108,794	4,609
O'Reilly Automotive Inc (a)	19,977	1,851		Motorola Solutions Inc	65,300		3,813
Panera Bread Co (a)	32,060	5,124		NeuStar Inc (a)	16,956		765
Papa John's International Inc (a)	44,400	2,491		RF Micro Devices Inc (a)	1,918,310		9,592
				SBA Communications Corp (a)	153,580		10,699
PetSmart Inc	76,762	5,021		tw telecom inc (a)	21,827		603
PVH Corp	52,110	6,194
Ross Stores Inc	141,568	8,452		Virgin Media Inc	46,657		1,838
Sally Beauty Holdings Inc (a)	36,780	976		Windstream Corp	88,603		863
Texas Roadhouse Inc	46,200	813					$47,827
Tiffany & Co	15,440	1,015		Textiles - 0.03%
Tractor Supply Co	191,039	19,805		Cintas Corp	12,515		529
Ulta Salon Cosmetics & Fragrance Inc	9,128	893
Urban Outfitters Inc (a)	322,990	13,821
Williams-Sonoma Inc	12,575	553		Toys, Games & Hobbies - 0.16%
World Fuel Services Corp	5,833	251		Hasbro Inc	17,514		654
		$155,739		Mattel Inc	44,293		1,667
							$2,321
Savings & Loans - 0.01%
People's United Financial Inc	18,461	227		Transportation - 1.79%
				CH Robinson Worldwide Inc	23,552		1,558
				Con-way Inc	100,200		3,144

See accompanying notes

Schedule of Investments MidCap Growth Fund III January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Transportation (continued)
Expeditors International of Washington Inc	27,854	$1,195
Genesee & Wyoming Inc (a)	139,130	11,768
Golar LNG Ltd	11,018	452
HUB Group Inc (a)	13,600	501
JB Hunt Transport Services Inc	79,313	5,335
Kansas City Southern	12,444	1,159
Landstar System Inc	25,740	1,468
		$26,580
Water- 0.01%
Aqua America Inc	3,978	108

TOTAL COMMON STOCKS		$1,444,103
	Maturity
REPURCHASE AGREEMENTS - 2.81%	Amount (000's)	Value(000	's)
Banks- 2.81%
Investment in Joint Trading Account; Credit	$9,153	$9,153
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $9,335,687; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	6,407	6,406
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $6,534,981; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	9,610	9,610
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $9,802,470; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	16,596	16,597
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $16,928,118; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$41,766
TOTAL REPURCHASE AGREEMENTS		$41,766
Total Investments		$1,485,869
Other Assets in Excess of Liabilities, Net - 0.06%		$943
TOTAL NET ASSETS - 100.00%		$1,486,812

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Cyclical		21.90%
Consumer, Non-cyclical		20.89%
Communications		12.51%
Technology		11.47%
Industrial		11.07%
Financial		11.02%
Basic Materials		5.63%
Energy		5.40%
Utilities		0.05%
Other Assets in Excess of Liabilities, Net		0.06%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
MidCap Growth Fund III
January 31, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P Mid 400 Emini; March 2013	Long	392	$41,156	$42,775	$1,619
Total					$1,619
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 96.96%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.18%				Chemicals - 2.69%
Lamar Advertising Co (a)	28,205	$1,203		Albemarle Corp	45,560		$2,793
				Ashland Inc	37,416		2,937
				Cabot Corp	30,454		1,140
Aerospace & Defense - 1.14%				Cytec Industries Inc	23,270		1,706
Alliant Techsystems Inc	16,673	1,079
B/E Aerospace Inc (a)	53,054	2,732		Intrepid Potash Inc	27,288		636
Esterline Technologies Corp (a)	15,750	1,046		Minerals Technologies Inc	18,059		747
				NewMarket Corp	5,479		1,398
Exelis Inc	95,750	1,052		Olin Corp	40,910		952
Triumph Group Inc	25,522	1,796		RPM International Inc	67,523		2,107
		$7,705		Sensient Technologies Corp	25,402		968
Agriculture - 0.10%				Valspar Corp	43,092		2,856
Universal Corp/VA	11,964	651					$18,240
				Coal - 0.26%
Airlines - 0.34%				Alpha Natural Resources Inc (a)	112,546		997
Alaska Air Group Inc (a)	35,889	1,656		Arch Coal Inc	108,349		772
JetBlue Airways Corp (a)	116,088	674					$1,769
		$2,330		Commercial Services - 5.44%
Apparel - 1.13%				Aaron's Inc	35,888		1,064
Carter's Inc (a)	25,913	1,560		Alliance Data Systems Corp (a)	25,447		4,010
Deckers Outdoor Corp (a)	17,998	719		Brink's Co/The	24,382		727
Hanesbrands Inc (a)	49,949	1,872		Convergys Corp	55,709		948
Under Armour Inc (a)	39,528	2,011		CoreLogic Inc/United States (a)	49,751		1,305
Warnaco Group Inc/The (a)	20,910	1,531		Corporate Executive Board Co	17,131		858
		$7,693		Corrections Corp of America	51,071		1,935
Automobile Manufacturers - 0.27%				Deluxe Corp	25,982		956
Oshkosh Corp (a)	46,621	1,827		DeVry Inc	29,146		734
				FTI Consulting Inc (a)	21,167		688
				Gartner Inc (a)	47,803		2,462
Banks - 3.47%				Global Payments Inc	40,261		1,983
Associated Banc-Corp	87,619	1,250		HMS Holdings Corp (a)	44,364		1,209
BancorpSouth Inc	42,420	615		Lender Processing Services Inc	43,310		1,041
Bank of Hawaii Corp	22,943	1,103		Manpower Inc	40,045		2,062
Cathay General Bancorp	37,382	726		Matthews International Corp	14,036		460
City National Corp/CA	24,163	1,280		Monster Worldwide Inc (a)	59,771		347
Commerce Bancshares Inc/MO	39,770	1,493		Rent-A-Center Inc/TX	30,033		1,072
Cullen/Frost Bankers Inc	31,372	1,848		Rollins Inc	33,543		829
East West Bancorp Inc	71,620	1,679		RR Donnelley & Sons Co	92,028		847
FirstMerit Corp	55,969	852		SEI Investments Co	68,835		1,856
Fulton Financial Corp	101,628	1,107		Service Corp International/US	108,569		1,621
Hancock Holding Co	43,274	1,308		Sotheby's	34,595		1,243
International Bancshares Corp	27,792	543		Strayer Education Inc	6,060		345
Prosperity Bancshares Inc	22,466	1,013		Towers Watson & Co	29,167		1,782
Signature Bank/New York NY (a)	23,567	1,742		United Rentals Inc (a)	47,259		2,392
SVB Financial Group (a)	22,722	1,508		Valassis Communications Inc	20,019		562
Synovus Financial Corp	401,480	1,036		WEX Inc (a)	19,754		1,553
TCF Financial Corp	83,369	1,139					$36,891
Trustmark Corp	33,065	765		Computers - 2.32%
Valley National Bancorp	100,868	988		Cadence Design Systems Inc (a)	142,920		1,991
Webster Financial Corp	40,985	912		Diebold Inc	32,268		950
Westamerica Bancorporation	13,978	621		DST Systems Inc	15,653		1,048
		$23,528		Jack Henry & Associates Inc	43,933		1,822
Beverages - 0.42%				Lexmark International Inc	32,963		793
Green Mountain Coffee Roasters Inc (a)	62,891	2,863		Mentor Graphics Corp (a)	48,223		826
				MICROS Systems Inc (a)	40,953		1,885
				NCR Corp (a)	81,615		2,267
Biotechnology - 2.23%				Riverbed Technology Inc (a)	82,013		1,591
Bio-Rad Laboratories Inc (a)	10,280	1,170		Synopsys Inc (a)	76,116		2,545
Charles River Laboratories International Inc (a)	24,782	1,024
Regeneron Pharmaceuticals Inc (a)	38,443	6,687					$15,718
United Therapeutics Corp (a)	24,114	1,299		Consumer Products - 1.38%
Vertex Pharmaceuticals Inc (a)	110,672	4,956		Church & Dwight Co Inc	71,316		4,121
		$15,136		Jarden Corp (a)	37,482		2,205
Building Materials - 1.14%				Scotts Miracle-Gro Co/The	19,730		863
Fortune Brands Home & Security Inc (a)	83,098	2,721		Tupperware Brands Corp	28,222		2,151
Lennox International Inc	23,362	1,344					$9,340
Louisiana-Pacific Corp (a)	70,625	1,372		Distribution & Wholesale - 1.33%
Martin Marietta Materials Inc	23,433	2,313		Arrow Electronics Inc (a)	54,085		2,078
		$7,750		Ingram Micro Inc (a)	76,639		1,393

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Food - 1.77%
LKQ Corp (a)	151,706	$3,397		Flowers Foods Inc	58,540		$1,574
Owens & Minor Inc	32,359	990		Harris Teeter Supermarkets Inc	25,169		1,044
Watsco Inc	15,141	1,141		Hillshire Brands Co	62,399		1,933
		$8,999		Ingredion Inc	39,075		2,582
				Lancaster Colony Corp	9,893		707
Diversified Financial Services - 2.33%				Post Holdings Inc (a)	16,665		633
Affiliated Managers Group Inc (a)	26,440	3,806		Smithfield Foods Inc (a)	63,714		1,485
CBOE Holdings Inc	44,545	1,509		SUPERVALU Inc	108,981		426
Eaton Vance Corp	58,795	2,128		Tootsie Roll Industries Inc	10,474		284
Federated Investors Inc	47,761	1,130		United Natural Foods Inc (a)	25,154		1,358
Greenhill & Co Inc	13,454	792					$12,026
Janus Capital Group Inc	95,554	889
Jefferies Group Inc	65,317	1,302		Forest Products & Paper - 0.22%
Raymond James Financial Inc	56,945	2,541		Domtar Corp	17,999		1,498
Waddell & Reed Financial Inc	43,628	1,732
		$15,829		Gas - 1.22%
Electric - 3.19%				Atmos Energy Corp	46,060		1,721
Alliant Energy Corp	56,649	2,597		Questar Corp	89,365		2,076
Black Hills Corp	22,550	910		UGI Corp	57,526		2,027
Cleco Corp	30,995	1,325		Vectren Corp	41,921		1,323
Great Plains Energy Inc	78,189	1,673		WGL Holdings Inc	26,344		1,105
Hawaiian Electric Industries Inc	49,765	1,342					$8,252
IDACORP Inc	25,601	1,188
MDU Resources Group Inc	96,382	2,248		Hand & Machine Tools - 0.83%
				Kennametal Inc	40,645		1,667
National Fuel Gas Co	42,556	2,315		Lincoln Electric Holdings Inc	42,400		2,287
NV Energy Inc	120,159	2,275		Regal-Beloit Corp	22,709		1,684
OGE Energy Corp	50,399	2,959
PNM Resources Inc	40,657	868					$5,638
Westar Energy Inc	64,548	1,941		Healthcare - Products - 3.25%
		$21,641		Cooper Cos Inc/The	24,445		2,477
				Henry Schein Inc (a)	44,913		3,878
Electrical Components & Equipment - 1.87%				Hill-Rom Holdings Inc	31,038		1,030
Acuity Brands Inc	21,735	1,495		Hologic Inc (a)	136,163		3,246
AMETEK Inc	124,024	5,084		IDEXX Laboratories Inc (a)	27,906		2,657
Energizer Holdings Inc	31,599	2,750
General Cable Corp (a)	25,404	854		Masimo Corp	26,583		540
Hubbell Inc	27,241	2,480		ResMed Inc	73,028		3,199
				STERIS Corp	29,845		1,126
		$12,663		Techne Corp	17,670		1,266
Electronics - 2.42%				Teleflex Inc	20,892		1,567
Avnet Inc (a)	70,046	2,477		Thoratec Corp (a)	29,990		1,095
Gentex Corp/MI	72,864	1,394					$22,081
Itron Inc (a)	20,011	928
Mettler-Toledo International Inc (a)	15,641	3,324		Healthcare - Services - 1.93%
				Community Health Systems Inc	46,548		1,784
National Instruments Corp	48,269	1,371		Covance Inc (a)	27,934		1,864
Tech Data Corp (a)	19,274	981
				Health Management Associates Inc (a)	130,854		1,366
Trimble Navigation Ltd (a)	64,407	4,026
				Health Net Inc/CA (a)	41,483		1,128
Vishay Intertechnology Inc (a)	67,278	739
				LifePoint Hospitals Inc (a)	25,188		1,101
Woodward Inc	30,734	1,181		Mednax Inc (a)	25,432		2,176
		$16,421		Universal Health Services Inc	45,150		2,557
Engineering & Construction - 1.13%				WellCare Health Plans Inc (a)	22,050		1,118
AECOM Technology Corp (a)	55,216	1,412					$13,094
Granite Construction Inc	18,178	661
KBR Inc	75,314	2,351		Home Builders - 1.15%
Shaw Group Inc/The (a)	34,012	1,610		KB Home	41,497		791
				MDC Holdings Inc	19,869		781
URS Corp	39,224	1,627		NVR Inc (a)	2,346		2,416
		$7,661		Thor Industries Inc	22,438		944
Entertainment - 0.55%				Toll Brothers Inc (a)	76,409		2,862
Bally Technologies Inc (a)	20,940	1,009					$7,794
Cinemark Holdings Inc	52,191	1,469
DreamWorks Animation SKG Inc (a)	36,600	637		Home Furnishings - 0.17%
				Tempur-Pedic International Inc (a)	30,414		1,185
International Speedway Corp	13,033	357
Scientific Games Corp (a)	26,924	239
		$3,711		Insurance - 4.38%
				Alleghany Corp (a)	8,648		3,118
Environmental Control - 0.66%				American Financial Group Inc/OH	38,688		1,646
Clean Harbors Inc (a)	26,977	1,500
				Arthur J Gallagher & Co	63,489		2,346
Mine Safety Appliances Co	15,848	733		Aspen Insurance Holdings Ltd	36,234		1,236
Waste Connections Inc	62,671	2,257		Brown & Brown Inc	60,194		1,646
		$4,490		Everest Re Group Ltd	26,393		3,057

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Miscellaneous Manufacturing (continued)
Fidelity National Financial Inc	108,114	$2,714		CLARCOR Inc	25,553		$1,289
First American Financial Corp	54,446	1,301		Crane Co	24,406		1,227
Hanover Insurance Group Inc/The	22,751	945		Donaldson Co Inc	68,866		2,590
HCC Insurance Holdings Inc	51,705	2,000		Harsco Corp	41,132		1,049
Kemper Corp	27,699	923		ITT Corp	47,315		1,215
Mercury General Corp	18,498	732		SPX Corp	25,932		1,935
Old Republic International Corp	123,163	1,404		Trinity Industries Inc	40,289		1,600
Protective Life Corp	40,394	1,278					$14,712
Reinsurance Group of America Inc	37,696	2,163
StanCorp Financial Group Inc	22,581	878		Office Furnishings - 0.22%
WR Berkley Corp	56,151	2,312		Herman Miller Inc	29,829		737
		$29,699		HNI Corp	23,045		727
							$1,464
Internet - 1.98%				Oil & Gas - 3.26%
AOL Inc	42,720	1,309		Atwood Oceanics Inc (a)	29,070		1,534
Equinix Inc (a)	24,819	5,347
Rackspace Hosting Inc (a)	55,920	4,214		Bill Barrett Corp (a)	24,577		392
TIBCO Software Inc (a)	79,278	1,858		Cimarex Energy Co	44,172		2,821
ValueClick Inc (a)	36,099	739		Energen Corp	36,825		1,773
				Forest Oil Corp (a)	60,411		420
		$13,467		HollyFrontier Corp	103,400		5,399
Investment Companies - 0.14%				Northern Oil and Gas Inc (a)	30,131		498
Apollo Investment Corp	103,559	932		Patterson-UTI Energy Inc	76,232		1,551
				Plains Exploration & Production Co (a)	65,843		3,144
				Quicksilver Resources Inc (a)	60,910		167
Iron & Steel - 0.94%				Rosetta Resources Inc (a)	26,816		1,422
Carpenter Technology Corp	22,567	1,181		SM Energy Co	33,727		1,962
Commercial Metals Co	59,389	989		Unit Corp (a)	22,062		1,062
Reliance Steel & Aluminum Co	38,565	2,496
Steel Dynamics Inc	111,905	1,702					$22,145
		$6,368		Oil & Gas Services - 1.99%
				CARBO Ceramics Inc	10,019		803
Leisure Products & Services - 0.68%				Dresser-Rand Group Inc (a)	38,623		2,358
Life Time Fitness Inc (a)	20,467	1,038
				Dril-Quip Inc (a)	18,575		1,506
Polaris Industries Inc	32,756	2,853		Helix Energy Solutions Group Inc (a)	50,003		1,186
WMS Industries Inc (a)	27,860	690
				Oceaneering International Inc	55,078		3,481
		$4,581		Oil States International Inc (a)	28,019		2,174
Machinery - Construction & Mining - 0.27%				Superior Energy Services Inc (a)	80,490		2,010
Terex Corp (a)	56,401	1,826					$13,518
				Packaging & Containers - 1.21%
Machinery - Diversified - 2.01%				Greif Inc	15,479		727
AGCO Corp	49,510	2,624		Packaging Corp of America	50,124		1,926
Gardner Denver Inc	25,062	1,764		Rock Tenn Co	36,293		2,865
Graco Inc	30,968	1,771		Silgan Holdings Inc	25,079		1,076
IDEX Corp	42,190	2,105		Sonoco Products Co	51,420		1,594
Nordson Corp	28,793	1,947					$8,188
Wabtec Corp/DE	24,442	2,288
Zebra Technologies Corp (a)	25,959	1,124		Pharmaceuticals - 0.74%
				Endo Health Solutions Inc (a)	58,236		1,844
		$13,623		Omnicare Inc	56,419		2,198
Media - 0.90%				VCA Antech Inc (a)	44,829		968
AMC Networks Inc (a)	29,275	1,668					$5,010
FactSet Research Systems Inc	20,784	1,923
John Wiley & Sons Inc	23,948	917		Publicly Traded Investment Fund - 0.85%
Meredith Corp	18,402	667		iShares Core S&P Mid-Cap ETF	53,090		5,795
New York Times Co/The (a)	62,152	551
Scholastic Corp	13,414	398		Real Estate - 0.41%
		$6,124		Alexander & Baldwin Inc (a)	21,879		735
Metal Fabrication & Hardware - 0.69%				Jones Lang LaSalle Inc	22,480		2,071
Timken Co	40,605	2,177					$2,806
Valmont Industries Inc	11,962	1,743		REITS - 9.36%
Worthington Industries Inc	26,751	735		Alexandria Real Estate Equities Inc	32,507		2,357
		$4,655		American Campus Communities Inc	53,406		2,487
				BioMed Realty Trust Inc	78,766		1,603
Mining - 0.54%				BRE Properties Inc	39,224		1,996
Compass Minerals International Inc	16,900	1,218		Camden Property Trust	42,934		2,979
Royal Gold Inc	33,194	2,478		Corporate Office Properties Trust	41,238		1,091
		$3,696		Duke Realty Corp	158,685		2,445
Miscellaneous Manufacturing - 2.17%				Equity One Inc	31,540		713
Aptargroup Inc	33,900	1,747		Essex Property Trust Inc	18,644		2,867
Carlisle Cos Inc	32,111	2,060		Extra Space Storage Inc	52,111		2,076

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
REITS (continued)				Shipbuilding - 0.17%
Federal Realty Investment Trust	32,986	$3,492		Huntington Ingalls Industries Inc	25,312		$1,121
Highwoods Properties Inc	40,083	1,443
Home Properties Inc	26,159	1,608		Software - 3.38%
Hospitality Properties Trust	63,106	1,592		ACI Worldwide Inc (a)	20,102		956
Liberty Property Trust	60,352	2,364		Acxiom Corp (a)	38,058		675
Macerich Co/The	69,731	4,164		Advent Software Inc (a)	16,141		398
Mack-Cali Realty Corp	42,398	1,152		Allscripts Healthcare Solutions Inc (a)	87,517		970
National Retail Properties Inc	56,164	1,798		ANSYS Inc (a)	47,284		3,480
Omega Healthcare Investors Inc	57,191	1,462		Broadridge Financial Solutions Inc	62,385		1,470
Potlatch Corp	20,607	894		Compuware Corp (a)	108,843		1,265
Rayonier Inc	62,886	3,386		Concur Technologies Inc (a)	23,050		1,542
Realty Income Corp	91,217	3,984		Fair Isaac Corp	17,822		803
Regency Centers Corp	46,135	2,299		Informatica Corp (a)	55,077		2,038
Senior Housing Properties Trust	95,201	2,293		ManTech International Corp/VA	12,088		298
SL Green Realty Corp	46,125	3,708		MSCI Inc (a)	62,319		2,103
Taubman Centers Inc	31,492	2,567		PTC Inc (a)	60,985		1,414
UDR Inc	127,674	3,050		SolarWinds Inc (a)	31,178		1,697
Weingarten Realty Investors	56,986	1,643		Solera Holdings Inc	35,124		1,925
		$63,513		VeriFone Systems Inc (a)	55,029		1,910
Retail - 6.25%							$22,944
Advance Auto Parts Inc	37,446	2,753
Aeropostale Inc (a)	39,949	541		Telecommunications - 1.52%
				ADTRAN Inc	31,988		646
American Eagle Outfitters Inc	91,979	1,859		Ciena Corp (a)	51,145		801
ANN Inc (a)	24,689	761
Ascena Retail Group Inc (a)	64,309	1,090		InterDigital Inc/PA	20,901		907
				NeuStar Inc (a)	33,837		1,527
Barnes & Noble Inc (a)	19,262	257
				Plantronics Inc	21,782		896
Bob Evans Farms Inc	14,343	635		Polycom Inc (a)	89,544		988
Brinker International Inc	37,332	1,222		RF Micro Devices Inc (a)	142,663		713
Cabela's Inc (a)	23,592	1,218
				Telephone & Data Systems Inc	51,599		1,305
Cheesecake Factory Inc/The	25,478	845		Tellabs Inc	176,337		402
Chico's FAS Inc	84,946	1,523		tw telecom inc (a)	77,254		2,135
Copart Inc (a)	54,133	1,944
Dick's Sporting Goods Inc	50,083	2,384					$10,320
Foot Locker Inc	76,932	2,643		Textiles - 0.44%
Guess? Inc	31,304	848		Mohawk Industries Inc (a)	29,609		3,010
HSN Inc	18,553	1,106
MSC Industrial Direct Co Inc	23,702	1,875
Office Depot Inc (a)	145,586	630		Transportation - 2.60%
Panera Bread Co (a)	14,423	2,305		Con-way Inc	28,567		896
				Genesee & Wyoming Inc (a)	22,242		1,881
PVH Corp	36,059	4,286
Regis Corp	29,363	521		JB Hunt Transport Services Inc	46,478		3,127
Saks Inc (a)	51,752	559		Kansas City Southern	56,168		5,230
				Kirby Corp (a)	28,534		2,016
Signet Jewelers Ltd	41,337	2,587
Tractor Supply Co	35,952	3,727		Landstar System Inc	23,718		1,353
Wendy's Co/The	143,723	739		Matson Inc	21,722		595
Williams-Sonoma Inc	44,039	1,938		Tidewater Inc	25,431		1,250
World Fuel Services Corp	36,794	1,586		UTI Worldwide Inc	52,965		782
		$42,382		Werner Enterprises Inc	22,692		536
							$17,666
Savings & Loans - 0.85%
Astoria Financial Corp	41,695	406		Trucking & Leasing - 0.17%
First Niagara Financial Group Inc	179,985	1,411		GATX Corp	23,938		1,133
New York Community Bancorp Inc	224,130	2,992
Washington Federal Inc	54,220	954		Water- 0.29%
		$5,763		Aqua America Inc	71,428		1,945
Semiconductors - 2.02%
Atmel Corp (a)	224,404	1,504		TOTAL COMMON STOCKS			$657,722
Cree Inc (a)	59,353	2,561			Maturity
Cypress Semiconductor Corp	67,133	689		REPURCHASE AGREEMENTS - 2.81%	Amount (000's)	Value	(000	's)
Fairchild Semiconductor International Inc (a)	64,800	957		Banks- 2.81%
Integrated Device Technology Inc (a)	73,592	532		Investment in Joint Trading Account; Credit	$4,184		$4,184
International Rectifier Corp (a)	35,288	688		Suisse Repurchase Agreement; 0.13%
Intersil Corp	64,718	560		dated 1/31/2013 maturing 2/1/2013
MEMC Electronic Materials Inc (a)	117,879	490		(collateralized by US Government
QLogic Corp (a)	47,327	547		Securities; $4,268,033; 0.00%; dated
Rovi Corp (a)	52,799	913		05/15/15 - 02/15/38)
Semtech Corp (a)	33,796	1,019
Silicon Laboratories Inc (a)	19,584	855
Skyworks Solutions Inc (a)	99,184	2,374
		$13,689

See accompanying notes

Schedule of Investments
MidCap S&P 400 Index Fund
January 31, 2013 (unaudited)

REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's)	Value (000's)

Banks (continued)
Investment in Joint Trading Account; Deutsche $	2,929	$2,929
Bank Repurchase Agreement; 0.16% dated
1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $2,987,623; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	4,394	4,394
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $4,481,434; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	7,587	7,587
Lynch Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $7,739,095; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$19,094
TOTAL REPURCHASE AGREEMENTS		$19,094
Total Investments		$676,816
Other Assets in Excess of Liabilities, Net - 0.23%		$1,568
TOTAL NET ASSETS - 100.00%		$678,384

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		23.75%
Industrial		18.48%
Consumer, Non-cyclical		17.26%
Consumer, Cyclical		12.53%
Technology		7.72%
Energy		5.51%
Utilities		4.70%
Communications		4.58%
Basic Materials		4.39%
Exchange Traded Funds		0.85%
Other Assets in Excess of Liabilities, Net		0.23%
TOTAL NET ASSETS		100.00%

Futures Contracts

Long/Short		Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P Mid 400 Emini; March 2013	Long	180	$19,240	$19,642	$402
Total					$402

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS - 96.72%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.19%				Banks (continued)
Interpublic Group of Cos Inc/The	143,296	$1,735		Huntington Bancshares Inc/OH	119,549		$832
Lamar Advertising Co (a)	2,221	95		KeyCorp	345,681		3,250
Omnicom Group Inc	28,000	1,520		M&T Bank Corp	193,544		19,875
		$3,350		Northern Trust Corp	79,453		4,089
				Popular Inc (a)	71,639		1,923
Aerospace & Defense - 1.45%				Regions Financial Corp	277,561		2,159
Alliant Techsystems Inc	25,666	1,661		Signature Bank/New York NY (a)	8,334		616
B/E Aerospace Inc (a)	98,525	5,073
				State Street Corp	3,500		195
Boeing Co/The	5,800	428		SunTrust Banks Inc	162,268		4,604
Exelis Inc	135,117	1,485		SVB Financial Group (a)	24,000		1,593
General Dynamics Corp	3,932	261		Synovus Financial Corp	854,180		2,204
L-3 Communications Holdings Inc	61,445	4,664		TCF Financial Corp	97,450		1,331
Lockheed Martin Corp	13,913	1,209		Valley National Bancorp	90,733		888
Northrop Grumman Corp	25,161	1,637		Zions Bancorporation	63,375		1,478
Raytheon Co	29,572	1,558					$93,511
Rockwell Collins Inc	75,439	4,442
Spirit Aerosystems Holdings Inc (a)	77,751	1,239		Beverages - 1.81%
TransDigm Group Inc	8,560	1,159		Beam Inc	44,727		2,744
Triumph Group Inc	19,424	1,367		Brown-Forman Corp	3,938		255
		$26,183		Coca-Cola Enterprises Inc	330,445		11,523
				Constellation Brands Inc (a)	295,391		9,558
Agriculture - 0.19%				Dr Pepper Snapple Group Inc	15,061		679
Bunge Ltd	42,336	3,372		Molson Coors Brewing Co	60,291		2,724
Reynolds American Inc	1,906	84		Monster Beverage Corp (a)	107,294		5,139
		$3,456					$32,622
Airlines - 0.14%				Biotechnology - 1.16%
Copa Holdings SA	1,335	146		Alexion Pharmaceuticals Inc (a)	7,480		703
Delta Air Lines Inc (a)	42,297	588
				Amgen Inc	16,526		1,412
Southwest Airlines Co	158,133	1,772		Ariad Pharmaceuticals Inc (a)	48,203		958
		$2,506		Biogen Idec Inc (a)	12,030		1,878
Apparel - 0.06%				Bio-Rad Laboratories Inc (a)	4,860		553
Deckers Outdoor Corp (a)	7,400	296		Life Technologies Corp (a)	143,701		9,296
Under Armour Inc (a)	13,400	682		Regeneron Pharmaceuticals Inc (a)	3,680		640
VF Corp	1,000	147		United Therapeutics Corp (a)	7,316		394
		$1,125		Vertex Pharmaceuticals Inc (a)	112,957		5,059
							$20,893
Automobile Manufacturers - 0.38%
Navistar International Corp (a)	19,400	506		Building Materials - 1.05%
Oshkosh Corp (a)	73,942	2,897		Fortune Brands Home & Security Inc (a)	209,799		6,869
PACCAR Inc	72,354	3,405		Lennox International Inc	143,894		8,275
		$6,808		Martin Marietta Materials Inc	32,598		3,218
				Owens Corning Inc (a)	14,611		609
Automobile Parts & Equipment - 0.76%							$18,971
Allison Transmission Holdings Inc	19,885	443
Delphi Automotive PLC (a)	105,496	4,079		Chemicals - 2.75%
Goodyear Tire & Rubber Co/The (a)	59,900	824		Air Products & Chemicals Inc	3,030		265
Lear Corp	13,533	663		Albemarle Corp	57,357		3,517
TRW Automotive Holdings Corp (a)	105,525	6,081		Ashland Inc	18,167		1,426
Visteon Corp (a)	19,200	1,081		Axiall Corp	159,010		8,933
WABCO Holdings Inc (a)	9,711	608		Cabot Corp	48,656		1,821
		$13,779		Celanese Corp	128,584		6,028
				CF Industries Holdings Inc	65,387		14,984
Banks - 5.18%				Cytec Industries Inc	17,249		1,265
Associated Banc-Corp	169,542	2,419		Dow Chemical Co/The	5,570		179
BancorpSouth Inc	29,503	428		Eastman Chemical Co	5,796		413
Bank of Hawaii Corp	29,961	1,441		Ecolab Inc	1,900		138
Bank of New York Mellon Corp/The	13,200	358		EI du Pont de Nemours & Co	49,910		2,368
BOK Financial Corp	18,935	1,061		Huntsman Corp	70,483		1,243
Capital One Financial Corp	8,700	490		Kronos Worldwide Inc	50,920		987
CapitalSource Inc	209,840	1,702		LyondellBasell Industries NV	2,700		171
CIT Group Inc (a)	294,833	12,485		Monsanto Co	1,500		152
City National Corp/CA	42,434	2,248		Praxair Inc	7,500		828
Comerica Inc	27,192	934		Rockwood Holdings Inc	45,984		2,517
Commerce Bancshares Inc/MO	35,894	1,348		RPM International Inc	23,252		726
Cullen/Frost Bankers Inc	27,655	1,629		Sherwin-Williams Co/The	1,400		227
East West Bancorp Inc	154,502	3,623		Westlake Chemical Corp	14,137		1,298
Fifth Third Bancorp	476,667	7,765		WR Grace & Co (a)	1,546		111
First Citizens BancShares Inc/NC	4,357	760					$49,597
First Horizon National Corp	106,600	1,088
First Republic Bank/CA	174,694	6,235		Coal - 0.51%
Fulton Financial Corp	225,905	2,460		Alpha Natural Resources Inc (a)	84,007		744

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Coal (continued)				Diversified Financial Services (continued)
Consol Energy Inc	58,888	$1,846		Lazard Ltd	118,772		$4,115
Peabody Energy Corp	213,489	5,369		Legg Mason Inc	16,958		469
Walter Energy Inc	33,010	1,240		NASDAQ OMX Group Inc/The	411,189		11,645
		$9,199		NYSE Euronext	31,319		1,083
				Raymond James Financial Inc	16,302		728
Commercial Services - 0.85%				SLM Corp	1,075,219		18,161
Aaron's Inc	3,841	114		TD Ameritrade Holding Corp	32,059		622
Apollo Group Inc (a)	5,900	119
Automatic Data Processing Inc	8,700	516					$74,333
Booz Allen Hamilton Holding Corp	5,171	72		Electric - 6.78%
Career Education Corp (a)	64,709	224		AES Corp/VA	78,557		852
CoreLogic Inc/United States (a)	35,167	923		Alliant Energy Corp	37,595		1,724
Corrections Corp of America	14,100	534		Ameren Corp	59,697		1,937
DeVry Inc	31,686	797		American Electric Power Co Inc	994		45
Equifax Inc	2,419	142		Calpine Corp (a)	403,960		7,971
Genpact Ltd	5,128	86		CMS Energy Corp	315,688		8,113
H&R Block Inc	87,081	1,983		DTE Energy Co	71,408		4,521
Iron Mountain Inc	46,097	1,577		Edison International	275,373		13,271
ITT Educational Services Inc (a)	16,700	281		Entergy Corp	53,606		3,463
KAR Auction Services Inc	6,133	131		Great Plains Energy Inc	34,031		728
Manpower Inc	19,023	980		Hawaiian Electric Industries Inc	25,709		693
Monster Worldwide Inc (a)	22,657	131		Integrys Energy Group Inc	17,284		945
Paychex Inc	42,518	1,388		MDU Resources Group Inc	23,091		538
Quanta Services Inc (a)	25,766	746		National Fuel Gas Co	8,905		484
RR Donnelley & Sons Co	210,644	1,938		Northeast Utilities	302,151		12,306
Service Corp International/US	104,266	1,556		NRG Energy Inc	39,665		952
Total System Services Inc	6,712	156		NV Energy Inc	377,162		7,140
Towers Watson & Co	8,287	506		OGE Energy Corp	67,171		3,944
Verisk Analytics Inc (a)	3,983	220		Pepco Holdings Inc	77,499		1,513
Weight Watchers International Inc	5,290	283		Pinnacle West Capital Corp	72,490		3,869
		$15,403		PPL Corp	559,327		16,942
Computers - 0.83%				SCANA Corp	194,452		9,102
Brocade Communications Systems Inc (a)	266,202	1,522		TECO Energy Inc	89,472		1,590
				Westar Energy Inc	43,676		1,313
Computer Sciences Corp	23,103	966		Wisconsin Energy Corp	99,152		3,909
Diebold Inc	16,441	484		Xcel Energy Inc	519,455		14,430
DST Systems Inc	5,903	395					$122,295
Lexmark International Inc	58,159	1,400
NetApp Inc (a)	175,748	6,327		Electrical Components & Equipment - 0.64%
SanDisk Corp (a)	47,364	2,368		AMETEK Inc	7,700		316
Synopsys Inc (a)	18,866	631		Emerson Electric Co	21,777		1,247
Western Digital Corp	18,541	871		Energizer Holdings Inc	9,686		843
		$14,964		General Cable Corp (a)	68,746		2,311
				GrafTech International Ltd (a)	52,500		504
Consumer Products - 0.85%				Hubbell Inc	61,438		5,594
Avery Dennison Corp	16,651	641		Molex Inc	28,544		775
Church & Dwight Co Inc	150,960	8,724					$11,590
Clorox Co/The	45,212	3,545
Jarden Corp (a)	42,094	2,477		Electronics - 0.85%
		$15,387		Amphenol Corp	62,641		4,233
				Avnet Inc (a)	20,419		722
Distribution & Wholesale - 0.38%				AVX Corp	51,828		590
Arrow Electronics Inc (a)	15,708	604
Fastenal Co	3,700	184		FLIR Systems Inc	5,886		140
Ingram Micro Inc (a)	144,169	2,621		Garmin Ltd	60,222		2,282
WESCO International Inc (a)	32,084	2,340		Honeywell International Inc	9,271		633
				Itron Inc (a)	14,745		684
WW Grainger Inc	5,300	1,154		Jabil Circuit Inc	31,346		593
		$6,903		PerkinElmer Inc	20,036		706
Diversified Financial Services - 4.12%				Sensata Technologies Holding NV (a)	22,355		754
Affiliated Managers Group Inc (a)	2,751	396		Tech Data Corp (a)	55,469		2,824
Air Lease Corp (a)	55,905	1,334		Vishay Intertechnology Inc (a)	102,656		1,128
Ameriprise Financial Inc	186,143	12,344					$15,289
CBOE Holdings Inc	2,441	83		Engineering & Construction - 0.53%
CME Group Inc/IL	15,212	880		AECOM Technology Corp (a)	99,158		2,536
Discover Financial Services	40,827	1,567		Chicago Bridge & Iron Co NV ADR	7,482		380
E*Trade Financial Corp (a)	141,840	1,505		Engility Holdings Inc (a)	22,047		424
Federated Investors Inc	3,617	86		Fluor Corp	9,019		585
Interactive Brokers Group Inc - A Shares	94,196	1,347		Jacobs Engineering Group Inc (a)	18,215		876
IntercontinentalExchange Inc (a)	700	97
				KBR Inc	42,154		1,315
Invesco Ltd	599,573	16,338		McDermott International Inc (a)	48,389		589
Jefferies Group Inc	76,914	1,533		Shaw Group Inc/The (a)	13,898		658

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Healthcare - Products (continued)
URS Corp	53,443	$2,217		Sirona Dental Systems Inc (a)	9,552		$635
		$9,580		St Jude Medical Inc	15,315		623
Entertainment - 0.08%				Teleflex Inc	14,499		1,087
Bally Technologies Inc (a)	1,789	86		Zimmer Holdings Inc	43,404		3,238
Dolby Laboratories Inc	4,226	137					$40,891
International Game Technology	25,121	386		Healthcare - Services - 2.17%
Madison Square Garden Co/The (a)	11,825	615		Aetna Inc	300,588		14,497
Regal Entertainment Group	10,921	163		Brookdale Senior Living Inc (a)	32,340		874
		$1,387		Cigna Corp	63,817		3,723
				Community Health Systems Inc	67,156		2,574
Environmental Control - 0.64%				Covance Inc (a)	13,485		900
Covanta Holding Corp	20,953	413		Coventry Health Care Inc	19,414		890
Republic Services Inc	147,347	4,699		HCA Holdings Inc	29,455		1,109
Stericycle Inc (a)	2,500	236		Health Management Associates Inc (a)	200,721		2,095
Waste Connections Inc	135,006	4,863		Health Net Inc/CA (a)	45,676		1,242
Waste Management Inc	37,000	1,346		Humana Inc	42,694		3,175
		$11,557		LifePoint Hospitals Inc (a)	30,768		1,345
Food - 1.55%				Mednax Inc (a)	6,977		597
Campbell Soup Co	19,111	702		Quest Diagnostics Inc	45,142		2,616
ConAgra Foods Inc	125,986	4,118		Tenet Healthcare Corp (a)	57,399		2,229
Dean Foods Co (a)	50,484	924		UnitedHealth Group Inc	13,000		718
General Mills Inc	8,400	352		Universal Health Services Inc	10,353		586
Hain Celestial Group Inc (a)	110,504	6,298					$39,170
HJ Heinz Co	56,441	3,422		Holding Companies - Diversified - 0.03%
Ingredion Inc	8,697	575		Leucadia National Corp	18,113		461
JM Smucker Co/The	102,036	9,044
Mondelez International Inc	8,400	233
Safeway Inc	39,186	754		Home Builders - 1.23%
Smithfield Foods Inc (a)	22,691	529		DR Horton Inc	315,434		7,463
Tyson Foods Inc	42,684	944		Lennar Corp	60,463		2,511
		$27,895		NVR Inc (a)	115		118
				Pulte Group Inc (a)	134,920		2,799
Forest Products & Paper - 0.60%				Thor Industries Inc	31,670		1,333
Domtar Corp	36,225	3,015		Toll Brothers Inc (a)	212,643		7,964
International Paper Co	150,392	6,229					$22,188
MeadWestvaco Corp	53,451	1,676
		$10,920		Home Furnishings - 0.22%
				Harman International Industries Inc	40,872		1,830
Gas - 1.62%				Tempur-Pedic International Inc (a)	400		16
AGL Resources Inc	23,525	984		Whirlpool Corp	18,963		2,188
Atmos Energy Corp	28,685	1,071					$4,034
CenterPoint Energy Inc	203,427	4,158
NiSource Inc	107,150	2,897		Housewares - 0.12%
Questar Corp	163,675	3,802		Newell Rubbermaid Inc	91,084		2,139
Sempra Energy	197,438	14,818
UGI Corp	19,534	688		Insurance - 7.61%
Vectren Corp	26,969	851		Aflac Inc	7,700		409
		$29,269		Alleghany Corp (a)	3,734		1,347
Hand & Machine Tools - 1.18%				Allied World Assurance Co Holdings AG	12,147		1,031
Kennametal Inc	11,157	457		American Financial Group Inc/OH	58,064		2,471
Lincoln Electric Holdings Inc	67,680	3,650		American International Group Inc (a)	56,400		2,134
Regal-Beloit Corp	8,183	607		American National Insurance Co	13,795		1,066
Snap-on Inc	19,152	1,552		Aon PLC	89,984		5,195
Stanley Black & Decker Inc	196,321	15,083		Arch Capital Group Ltd (a)	71,802		3,333
		$21,349		Arthur J Gallagher & Co	4,800		177
				Aspen Insurance Holdings Ltd	15,081		514
Healthcare - Products - 2.27%				Assurant Inc	72,974		2,791
Alere Inc (a)	29,337	624		Assured Guaranty Ltd	128,993		2,339
Becton Dickinson and Co	7,800	655		Axis Capital Holdings Ltd	44,098		1,687
Boston Scientific Corp (a)	1,757,931	13,132		Brown & Brown Inc	39,967		1,093
CareFusion Corp (a)	60,627	1,882		Chubb Corp/The	3,800		305
Cooper Cos Inc/The	5,278	535		Cincinnati Financial Corp	62,647		2,658
Covidien PLC	9,600	598		CNA Financial Corp	5,611		175
DENTSPLY International Inc	11,259	470		Endurance Specialty Holdings Ltd	34,049		1,461
Henry Schein Inc (a)	17,099	1,476		Everest Re Group Ltd	111,283		12,887
Hill-Rom Holdings Inc	17,763	589		Fidelity National Financial Inc	59,159		1,485
Hologic Inc (a)	529,170	12,616		Genworth Financial Inc (a)	60,622		556
Hospira Inc (a)	31,887	1,088		Hanover Insurance Group Inc/The	40,917		1,700
Patterson Cos Inc	28,635	1,035		Hartford Financial Services Group Inc	667,613		16,556
QIAGEN NV (a)	28,935	608		HCC Insurance Holdings Inc	56,361		2,180

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Machinery - Diversified (continued)
Kemper Corp	5,100	$170		IDEX Corp	9,434		$471
Lincoln National Corp	255,994	7,419		Manitowoc Co Inc/The	26,786		471
Markel Corp (a)	1,191	567		Nordson Corp	11,143		754
Marsh & McLennan Cos Inc	1,700	60		Rockwell Automation Inc	73,598		6,564
MBIA Inc (a)	133,913	1,153		Roper Industries Inc	10,035		1,179
Mercury General Corp	5,549	220		Wabtec Corp/DE	4,200		393
Old Republic International Corp	31,200	356		Xylem Inc/NY	51,013		1,425
PartnerRe Ltd	106,372	9,328		Zebra Technologies Corp (a)	8,969		388
ProAssurance Corp	28,812	1,297					$14,206
Progressive Corp/The	280,654	6,312
Protective Life Corp	143,111	4,528		Media - 1.45%
Reinsurance Group of America Inc	10,189	585		Cablevision Systems Corp	118,247		1,731
				Charter Communications Inc (a)	61,464		4,793
RenaissanceRe Holdings Ltd	14,717	1,261		DIRECTV (a)	26,670		1,364
StanCorp Financial Group Inc	41,864	1,628		Discovery Communications Inc - A Shares (a)	3,800		264
Torchmark Corp	53,856	3,000		Discovery Communications Inc - C Shares (a)	11,300		720
Unum Group	42,049	981
Validus Holdings Ltd	34,681	1,263		DISH Network Corp	43,532		1,622
White Mountains Insurance Group Ltd	2,681	1,476		Gannett Co Inc	31,909		626
Willis Group Holdings PLC	111,495	3,981		John Wiley & Sons Inc	5,347		205
				Liberty Global Inc - A Shares (a)	26,000		1,775
WR Berkley Corp	289,046	11,900		Liberty Media Corp (a)	44,835		4,999
XL Group PLC	516,912	14,329
		$137,364		News Corp - Class A	23,887		663
				Nielsen Holdings NV	19,258		626
Internet - 1.36%				Scripps Networks Interactive Inc	13,521		835
AOL Inc	25,700	788		Sirius XM Radio Inc	199,910		628
Expedia Inc	10,247	669		Starz - Liberty Capital (a)	51,708		824
IAC/InterActiveCorp	25,967	1,071		Thomson Reuters Corp	18,800		576
Liberty Interactive Corp (a)	733,514	15,594		Time Warner Cable Inc	14,663		1,310
Liberty Ventures (a)	13,910	1,038		Time Warner Inc	7,577		383
Symantec Corp (a)	111,043	2,418		Viacom Inc	30,098		1,816
TIBCO Software Inc (a)	31,900	748		Washington Post Co/The	904		349
VeriSign Inc (a)	25,306	1,098					$26,109
Yahoo! Inc (a)	54,151	1,063
Zynga Inc (a)	42,000	114		Metal Fabrication & Hardware - 0.34%
		$24,601		Timken Co	113,549		6,087
Investment Companies - 0.12%
Ares Capital Corp	116,290	2,083		Mining - 0.28%
				Alcoa Inc	350,558		3,099
				Allied Nevada Gold Corp (a)	10,100		239
Iron & Steel - 1.64%				Molycorp Inc (a)	80,850		597
Allegheny Technologies Inc	1,690	53		Tahoe Resources Inc (a)	13,233		213
Carpenter Technology Corp	168,081	8,795		Vulcan Materials Co	15,895		899
Cliffs Natural Resources Inc	34,306	1,280					$5,047
Commercial Metals Co	137,754	2,294
Nucor Corp	140,475	6,463		Miscellaneous Manufacturing - 3.23%
Reliance Steel & Aluminum Co	133,189	8,620		Aptargroup Inc	29,696		1,530
United States Steel Corp	97,111	2,171		Carlisle Cos Inc	98,501		6,319
				Colfax Corp (a)	12,984		579
		$29,676		Crane Co	31,814		1,600
Leisure Products & Services - 0.18%				Danaher Corp	19,600		1,175
Carnival Corp	25,725	996		Dover Corp	251,556		17,403
Polaris Industries Inc	4,700	409		Eaton Corp PLC	132,343		7,537
Royal Caribbean Cruises Ltd	53,325	1,931		Harsco Corp	50,113		1,277
		$3,336		Illinois Tool Works Inc	18,173		1,142
				Ingersoll-Rand PLC	27,860		1,432
Lodging - 1.06%				ITT Corp	95,923		2,464
Marriott International Inc/DE	53,083	2,122		Leggett & Platt Inc	67,036		1,973
MGM Resorts International (a)	800,178	10,218
				Parker Hannifin Corp	24,526		2,280
Starwood Hotels & Resorts Worldwide Inc	63,743	3,914		Pentair Ltd	121,931		6,179
Wyndham Worldwide Corp	35,069	1,957		Textron Inc	76,888		2,211
Wynn Resorts Ltd	8,000	1,002		Trinity Industries Inc	80,305		3,188
		$19,213					$58,289
Machinery - Construction & Mining - 0.12%				Office & Business Equipment - 0.22%
Terex Corp (a)	64,952	2,103
				Pitney Bowes Inc	68,981		994
				Xerox Corp	381,652		3,057
Machinery - Diversified - 0.79%							$4,051
AGCO Corp	13,545	718		Oil & Gas - 6.61%
CNH Global NV	5,573	266		Atwood Oceanics Inc (a)	7,844		414
Flowserve Corp	2,771	434		Cheniere Energy Inc (a)	20,200		429
Gardner Denver Inc	16,249	1,143		Chesapeake Energy Corp	221,399		4,468

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Pipelines (continued)
Cimarex Energy Co	21,165	$1,351		Williams Cos Inc/The	59,600		$2,089
Concho Resources Inc (a)	70,919	6,469					$4,959
Denbury Resources Inc (a)	80,589	1,501
Diamond Offshore Drilling Inc	18,884	1,418		Private Equity - 0.17%
				American Capital Ltd (a)	229,989		3,073
Energen Corp	10,939	527
EQT Corp	48,383	2,875
EXCO Resources Inc	43,700	280		Real Estate - 0.10%
Forest Oil Corp (a)	14,987	104		Forest City Enterprises Inc (a)	53,189		900
Helmerich & Payne Inc	10,365	667		Howard Hughes Corp/The (a)	4,990		359
HollyFrontier Corp	202,861	10,593		Jones Lang LaSalle Inc	6,220		573
Marathon Petroleum Corp	275,165	20,420					$1,832
Murphy Oil Corp	52,025	3,096
Nabors Industries Ltd (a)	87,313	1,456		REITS - 11.37%
Newfield Exploration Co (a)	26,682	787		Alexandria Real Estate Equities Inc	158,385		11,484
Noble Energy Inc	49,660	5,353		American Campus Communities Inc	13,245		617
Patterson-UTI Energy Inc	32,050	652		American Capital Agency Corp	134,209		4,245
Phillips 66	7,800	472		American Tower Corp	1,600		122
Pioneer Natural Resources Co	69,924	8,219		Annaly Capital Management Inc	447,966		6,662
Plains Exploration & Production Co (a)	35,290	1,685		Apartment Investment & Management Co	11,577		315
QEP Resources Inc	65,429	1,921		AvalonBay Communities Inc	115,069		14,934
Quicksilver Resources Inc (a)	16,337	45		Boston Properties Inc	56,157		5,912
Range Resources Corp	152,557	10,247		Brandywine Realty Trust	104,474		1,330
Rowan Cos PLC (a)	32,460	1,119		BRE Properties Inc	17,573		894
SandRidge Energy Inc (a)	140,494	994		Camden Property Trust	84,075		5,834
Southwestern Energy Co (a)	351,546	12,058		CBL & Associates Properties Inc	116,401		2,502
Tesoro Corp	150,482	7,328		CommonWealth REIT	109,300		1,797
Unit Corp (a)	19,644	946		Corporate Office Properties Trust	16,719		442
Valero Energy Corp	197,781	8,649		DDR Corp	97,954		1,626
Whiting Petroleum Corp (a)	23,262	1,107		Digital Realty Trust Inc	54,617		3,709
WPX Energy Inc (a)	103,140	1,550		Douglas Emmett Inc	151,416		3,531
		$119,200		Duke Realty Corp	116,294		1,792
				Equity Lifestyle Properties Inc	1,443		103
Oil & Gas Services - 0.86%				Equity Residential	6,223		345
Cameron International Corp (a)	181,883	11,515		Essex Property Trust Inc	2,200		338
MRC Global Inc (a)	14,563	448		Extra Space Storage Inc	7,741		308
National Oilwell Varco Inc	3,274	243		Federal Realty Investment Trust	9,197		973
Oil States International Inc (a)	32,356	2,510		General Growth Properties Inc	295,015		5,758
SEACOR Holdings Inc	2,407	219		HCP Inc	177,277		8,224
Superior Energy Services Inc (a)	22,477	561		Health Care REIT Inc	99,316		6,241
		$15,496		Home Properties Inc	4,785		294
				Hospitality Properties Trust	47,153		1,189
Packaging & Containers - 1.31%				Host Hotels & Resorts Inc	767,156		12,880
Ball Corp	33,100	1,474		Kilroy Realty Corp	9,750		487
Bemis Co Inc	68,091	2,430
Crown Holdings Inc (a)	79,950	3,027		Kimco Realty Corp	611,425		12,699
Greif Inc	6,302	296		Liberty Property Trust	300,814		11,783
Owens-Illinois Inc (a)	8,616	205		Macerich Co/The	65,189		3,894
				Mack-Cali Realty Corp	37,756		1,026
Packaging Corp of America	95,045	3,652		MFA Financial Inc	828,051		7,444
Rock Tenn Co	16,296	1,287		Mid-America Apartment Communities Inc	460		30
Sealed Air Corp	489,314	9,160		National Retail Properties Inc	15,084		483
Sonoco Products Co	66,455	2,059		Piedmont Office Realty Trust Inc	248,784		4,808
		$23,590		Plum Creek Timber Co Inc	7,256		350
Pharmaceuticals - 1.43%				Post Properties Inc	6,721		326
Abbott Laboratories	1,500	51		Prologis Inc	196,503		7,840
AmerisourceBergen Corp	153,984	6,986		Rayonier Inc	17,311		932
Cardinal Health Inc	6,989	306		Realty Income Corp	61,431		2,683
Endo Health Solutions Inc (a)	21,835	692		Regency Centers Corp	28,249		1,408
Forest Laboratories Inc (a)	101,548	3,686		Retail Properties of America Inc	23,052		298
McKesson Corp	4,890	515		Senior Housing Properties Trust	76,682		1,848
Medivation Inc (a)	5,100	277		Simon Property Group Inc	4,154		665
Mylan Inc/PA (a)	395,929	11,193		SL Green Realty Corp	19,318		1,553
Omnicare Inc	25,808	1,005		Tanger Factory Outlet Centers	202,881		7,186
Onyx Pharmaceuticals Inc (a)	4,100	318		Taubman Centers Inc	22,566		1,839
Salix Pharmaceuticals Ltd (a)	4,100	196		UDR Inc	107,303		2,564
VCA Antech Inc (a)	26,042	562		Ventas Inc	300,328		19,909
Warner Chilcott PLC	4,200	60		Vornado Realty Trust	71,092		6,005
		$25,847		Weingarten Realty Investors	17,138		494
				Weyerhaeuser Co	74,724		2,251
Pipelines - 0.27%							$205,206
Kinder Morgan Inc/Delaware	16,100	603
Spectra Energy Corp	81,607	2,267

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail - 3.66%				Semiconductors (continued)
Abercrombie & Fitch Co	10,423	$521		Xilinx Inc	8,220		$300
American Eagle Outfitters Inc	8,820	178					$62,410
AutoNation Inc (a)	24,790	1,202
AutoZone Inc (a)	15,426	5,703		Shipbuilding - 0.09%
Best Buy Co Inc	36,574	595		Huntington Ingalls Industries Inc	37,586		1,665
CarMax Inc (a)	22,933	904
Chico's FAS Inc	10,040	180		Software - 2.18%
Chipotle Mexican Grill Inc (a)	25,805	7,922		Activision Blizzard Inc	78,111		890
Darden Restaurants Inc	35,100	1,632		Adobe Systems Inc (a)	160,554		6,074
Dillard's Inc	18,282	1,543		Akamai Technologies Inc (a)	2,867		117
Dollar General Corp (a)	3,200	148		Allscripts Healthcare Solutions Inc (a)	102,160		1,132
DSW Inc	429	29		CA Inc	164,015		4,071
Foot Locker Inc	36,957	1,270		Check Point Software Technologies Ltd (a)	76,103		3,805
GameStop Corp	76,321	1,771		Dun & Bradstreet Corp/The	3,144		256
Gap Inc/The	1,583	52		Electronic Arts Inc (a)	38,178		601
Guess? Inc	20,214	547		Fidelity National Information Services Inc	304,841		11,312
JC Penney Co Inc	13,000	264		Fiserv Inc (a)	11,679		938
Kohl's Corp	80,904	3,745		Intuit Inc	27,100		1,690
Ltd Brands Inc	91,918	4,414		PTC Inc (a)	364,173		8,442
Macy's Inc	328,683	12,986					$39,328
MSC Industrial Direct Co Inc	1,400	111
Nordstrom Inc	11,230	620		Telecommunications - 2.31%
Nu Skin Enterprises Inc	18,111	767		Amdocs Ltd	85,695		3,058
PetSmart Inc	55,609	3,638		CenturyLink Inc	33,350		1,349
PVH Corp	64,949	7,720		Crown Castle International Corp (a)	3,600		254
RadioShack Corp	67,027	220		EchoStar Corp (a)	13,771		501
Sally Beauty Holdings Inc (a)	1,493	40		Frontier Communications Corp	133,248		609
Sears Canada Inc	3,172	30		Harris Corp	22,864		1,056
Sears Holdings Corp (a)	5,106	240		JDS Uniphase Corp (a)	42,540		617
Sears Hometown and Outlet Stores Inc (a)	1,656	65		Juniper Networks Inc (a)	638,211		14,283
Signet Jewelers Ltd	11,835	741		Level 3 Communications Inc (a)	8,836		211
Staples Inc	95,825	1,292		MetroPCS Communications Inc (a)	126,477		1,269
Urban Outfitters Inc (a)	90,490	3,872		Motorola Solutions Inc	6,200		362
Williams-Sonoma Inc	8,185	360		NII Holdings Inc (a)	78,061		546
World Fuel Services Corp	10,123	436		Palo Alto Networks Inc (a)	4,700		260
Yum! Brands Inc	3,400	221		Polycom Inc (a)	568,818		6,274
				SBA Communications Corp (a)	4,500		314
		$65,979		Sprint Nextel Corp (a)	1,344,645		7,570
Savings & Loans - 0.57%				Telephone & Data Systems Inc	49,684		1,257
BankUnited Inc	19,192	517		tw telecom inc (a)	25,057		692
Capitol Federal Financial Inc	133,734	1,572		US Cellular Corp (a)	3,066		117
First Niagara Financial Group Inc	88,952	697		Virgin Media Inc	13,440		529
Hudson City Bancorp Inc	63,433	542		Windstream Corp	50,384		491
New York Community Bancorp Inc	226,355	3,021					$41,619
People's United Financial Inc	132,191	1,627
Washington Federal Inc	134,913	2,374		Textiles - 0.12%
		$10,350		Cintas Corp	33,567		1,419
				Mohawk Industries Inc (a)	7,939		807
Semiconductors - 3.46%							$2,226
Advanced Micro Devices Inc (a)	46,870	122
Altera Corp	305,157	10,198		Toys, Games & Hobbies - 0.17%
Analog Devices Inc	122,039	5,326		Hasbro Inc	20,842		779
Applied Materials Inc	476,211	6,148		Mattel Inc	58,796		2,212
Atmel Corp (a)	58,360	391					$2,991
Avago Technologies Ltd	124,970	4,469		Transportation - 0.12%
Cree Inc (a)	14,249	615
				Ryder System Inc	24,218		1,375
Cypress Semiconductor Corp	20,739	213		Tidewater Inc	10,811		531
Fairchild Semiconductor International Inc (a)	44,146	652
				Union Pacific Corp	1,847		243
KLA-Tencor Corp	50,116	2,752					$2,149
Lam Research Corp (a)	342,976	14,110
Linear Technology Corp	3,400	125		Trucking & Leasing - 0.12%
LSI Corp (a)	399,957	2,816		GATX Corp	47,498		2,249
Marvell Technology Group Ltd	66,265	613
Maxim Integrated Products Inc	49,009	1,542		Water - 0.23%
Microchip Technology Inc	12,700	425		American Water Works Co Inc	75,587		2,893
Micron Technology Inc (a)	289,163	2,186
NVIDIA Corp	229,641	2,815		Aqua America Inc	43,501		1,185
ON Semiconductor Corp (a)	515,778	4,049					$4,078
PMC - Sierra Inc (a)	201,624	1,166		TOTAL COMMON STOCKS			$1,745,416
Rovi Corp (a)	38,950	673
Teradyne Inc (a)	43,595	704

See accompanying notes

Schedule of Investments
MidCap Value Fund I
January 31, 2013 (unaudited)

	Maturity
REPURCHASE AGREEMENTS - 3.13%	Amount (000's)	Value (000's)

Banks- 3.13%
Investment in Joint Trading Account; Credit	$12,373	$12,373
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $12,619,995; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	8,661	8,660
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $8,833,996; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	12,991	12,991
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $13,250,993; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	22,435	22,435
Lynch Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $22,883,456; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$56,459
TOTAL REPURCHASE AGREEMENTS		$56,459
Total Investments		$1,801,875
Other Assets in Excess of Liabilities, Net - 0.15%		$2,691
TOTAL NET ASSETS - 100.00%		$1,804,566

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Financial		32.37%
Industrial		12.46%
Consumer, Non-cyclical		12.28%
Utilities		8.63%
Consumer, Cyclical		8.56%
Energy		8.25%
Technology		6.69%
Communications		5.31%
Basic Materials		5.27%
Diversified		0.03%
Other Assets in Excess of Liabilities, Net		0.15%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P Mid 400 Emini; March 2013	Long	564	$58,606	$61,544	$2,938
Total					$2,938

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS - 91.44%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.03%				Biotechnology - 0.07%
Interpublic Group of Cos Inc/The	2,378	$29		Bio-Rad Laboratories Inc (a)	175		$20
Lamar Advertising Co (a)	91	4		Life Technologies Corp (a)	956		62
		$33					$82
Aerospace & Defense - 1.61%				Building Materials - 1.07%
Alliant Techsystems Inc	293	19		Fortune Brands Home & Security Inc (a)	777		26
Exelis Inc	22,454	247		Martin Marietta Materials Inc	195		19
L-3 Communications Holdings Inc	13,020	988		Masco Corp	61,900		1,138
Triumph Group Inc	8,130	572		Owens Corning Inc (a)	615		26
		$1,826					$1,209
Agriculture - 2.18%				Chemicals - 3.23%
Bunge Ltd	752	60		Albemarle Corp	343		21
Lorillard Inc	31,806	1,243		Ashland Inc	482		38
Reynolds American Inc	26,400	1,161		Cabot Corp	560		21
		$2,464		CF Industries Holdings Inc	5,818		1,334
				Cytec Industries Inc	283		21
Airlines - 0.06%				Eastman Chemical Co	243		17
Copa Holdings SA	56	6		Huntsman Corp	1,190		21
Delta Air Lines Inc (a)	1,781	25
				Rockwood Holdings Inc	28,525		1,561
Southwest Airlines Co	3,625	41		RPM International Inc	712		22
		$72		Westlake Chemical Corp	6,466		593
Apparel - 1.06%				WR Grace & Co (a)	63		5
Hanesbrands Inc (a)	31,900	1,196					$3,654
				Coal - 0.07%
Automobile Manufacturers - 1.18%				Consol Energy Inc	1,175		37
Oshkosh Corp (a)	32,506	1,273		Peabody Energy Corp	1,642		41
PACCAR Inc	1,422	67					$78
		$1,340		Commercial Services - 1.87%
Automobile Parts & Equipment - 0.06%				Aaron's Inc	161		5
Lear Corp	570	28		Booz Allen Hamilton Holding Corp	217		3
TRW Automotive Holdings Corp (a)	587	34		CoreLogic Inc/United States (a)	28,393		745
WABCO Holdings Inc (a)	38	2		Corrections Corp of America	592		22
		$64		DeVry Inc	579		15
				Equifax Inc	101		6
Banks - 6.01%				Genpact Ltd	215		4
Associated Banc-Corp	1,542	22		H&R Block Inc	926		21
Bank of Hawaii Corp	403	19		Iron Mountain Inc	100		3
BOK Financial Corp	218	12		KAR Auction Services Inc	257		6
Capital One Financial Corp	25,900	1,459		Manpower Inc	469		24
CapitalSource Inc	2,058	17		Paychex Inc	186		6
CIT Group Inc (a)	1,014	43		Quanta Services Inc (a)	1,084		31
City National Corp/CA	412	22		Rent-A-Center Inc/TX	19,700		703
Comerica Inc	1,145	39		RR Donnelley & Sons Co	1,599		15
Commerce Bancshares Inc/MO	684	26		Service Corp International/US	1,283		19
Cullen/Frost Bankers Inc	463	27		Total System Services Inc	195		5
East West Bancorp Inc	841	20		Towers Watson & Co	348		21
Fifth Third Bancorp	179,261	2,920		Verisk Analytics Inc (a)	166		9
First Citizens BancShares Inc/NC	45	8		Western Union Co/The	31,900		454
First Republic Bank/CA	594	21					$2,117
Fulton Financial Corp	1,781	19
Huntington Bancshares Inc/OH	52,349	364		Computers - 1.88%
KeyCorp	5,545	52		Brocade Communications Systems Inc (a)	72,194		413
M&T Bank Corp	4,436	456		Computer Sciences Corp	912		38
Northern Trust Corp	1,357	70		Diebold Inc	514		15
Regions Financial Corp	132,011	1,027		DST Systems Inc	247		17
Signature Bank/New York NY (a)	350	26		Lexmark International Inc	629		15
SunTrust Banks Inc	3,131	89		NetApp Inc (a)	17,507		630
Valley National Bancorp	1,719	17		SanDisk Corp (a)	1,258		63
Zions Bancorporation	1,068	25		Synopsys Inc (a)	26,903		899
		$6,800		Western Digital Corp	781		37
							$2,127
Beverages - 0.50%
Beam Inc	812	50		Consumer Products - 0.12%
Brown-Forman Corp	165	11		Avery Dennison Corp	609		24
Coca-Cola Enterprises Inc	1,719	60		Church & Dwight Co Inc	472		27
Constellation Brands Inc (a)	12,703	410		Clorox Co/The	754		59
Molson Coors Brewing Co	792	36		Jarden Corp (a)	360		21
		$567					$131

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale - 0.07%				Engineering & Construction (continued)
Arrow Electronics Inc (a)	661	$25		Fluor Corp	378		$24
Ingram Micro Inc (a)	1,350	25		Jacobs Engineering Group Inc (a)	766		37
WESCO International Inc (a)	385	28		KBR Inc	22,886		715
		$78		McDermott International Inc (a)	2,034		25
				Shaw Group Inc/The (a)	584		27
Diversified Financial Services - 3.80%				URS Corp	671		28
Affiliated Managers Group Inc (a)	111	16
Ameriprise Financial Inc	16,776	1,112					$1,336
CBOE Holdings Inc	102	3		Entertainment - 1.20%
Discover Financial Services	46,000	1,766		Dolby Laboratories Inc	176		6
Federated Investors Inc	153	4		International Game Technology	85,658		1,316
Invesco Ltd	2,325	63		Madison Square Garden Co/The (a)	497		26
Jefferies Group Inc	1,231	25		Regal Entertainment Group	460		7
Legg Mason Inc	714	20					$1,355
NASDAQ OMX Group Inc/The	734	21
NYSE Euronext	1,317	46		Environmental Control - 0.08%
Raymond James Financial Inc	684	30		Covanta Holding Corp	881		18
SLM Corp	69,092	1,167		Republic Services Inc	1,573		50
TD Ameritrade Holding Corp	1,347	26		Waste Connections Inc	666		24
		$4,299					$92
Electric - 5.26%				Food - 0.67%
AES Corp/VA	3,305	36		Campbell Soup Co	317		12
Alliant Energy Corp	572	26		ConAgra Foods Inc	16,754		547
				Dean Foods Co (a)	233		4
Ameren Corp	1,255	41
Calpine Corp (a)	2,089	41		HJ Heinz Co	622		38
CMS Energy Corp	1,357	35		Ingredion Inc	365		24
DTE Energy Co	18,476	1,169		JM Smucker Co/The	579		51
Edison International	9,177	442		Safeway Inc	1,322		26
				Smithfield Foods Inc (a)	954		22
Entergy Corp	913	59
Great Plains Energy Inc	1,208	26		Tyson Foods Inc	1,794		40
Hawaiian Electric Industries Inc	840	23					$764
Integrys Energy Group Inc	395	22		Forest Products & Paper - 1.15%
MDU Resources Group Inc	971	23		Domtar Corp	320		26
National Fuel Gas Co	362	20		International Paper Co	30,177		1,250
Northeast Utilities	1,619	66		MeadWestvaco Corp	914		29
NRG Energy Inc	1,667	40					$1,305
NV Energy Inc	53,902	1,021
OGE Energy Corp	720	42		Gas - 1.71%
Pepco Holdings Inc	1,155	23		AGL Resources Inc	620		26
Pinnacle West Capital Corp	27,876	1,488		Atmos Energy Corp	465		17
PPL Corp	4,240	128		CenterPoint Energy Inc	54,531		1,115
SCANA Corp	831	39		NiSource Inc	1,606		43
TECO Energy Inc	1,090	19		Sempra Energy	1,241		93
Westar Energy Inc	655	20		UGI Corp	821		29
Wisconsin Energy Corp	1,634	64		Vectren Corp	19,313		610
Xcel Energy Inc	37,526	1,042					$1,933
		$5,955		Hand & Machine Tools - 1.25%
Electrical Components & Equipment - 1.43%				Kennametal Inc	513		21
Energizer Holdings Inc	407	36		Regal-Beloit Corp	343		26
General Cable Corp (a)	418	14		Snap-on Inc	268		22
Hubbell Inc	2,770	252		Stanley Black & Decker Inc	17,581		1,350
Molex Inc	48,319	1,312					$1,419
		$1,614		Healthcare - Products - 1.42%
Electronics - 0.14%				Boston Scientific Corp (a)	7,412		55
Avnet Inc (a)	859	30		CareFusion Corp (a)	1,151		36
AVX Corp	417	5		Cooper Cos Inc/The	193		20
FLIR Systems Inc	247	6		DENTSPLY International Inc	473		20
Garmin Ltd	577	22		Henry Schein Inc (a)	225		19
Itron Inc (a)	358	16		Hill-Rom Holdings Inc	549		18
Jabil Circuit Inc	1,318	25		Hologic Inc (a)	1,368		33
PerkinElmer Inc	589	21		Hospira Inc (a)	854		29
Tech Data Corp (a)	337	17		Patterson Cos Inc	56		2
Vishay Intertechnology Inc (a)	1,173	13		QIAGEN NV (a)	1,218		26
		$155		Sirona Dental Systems Inc (a)	400		27
				St Jude Medical Inc	30,844		1,255
Engineering & Construction - 1.18%				Zimmer Holdings Inc	944		70
AECOM Technology Corp (a)	999	25					$1,610
Chicago Bridge & Iron Co NV ADR	8,895	452
Engility Holdings Inc (a)	143	3		Healthcare - Services - 2.90%
				Cigna Corp	51,050		2,979

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Services (continued)				Internet - 1.40%
Community Health Systems Inc	806	$31		AOL Inc	639		$20
Covance Inc (a)	314	21		Expedia Inc	8,610		562
Coventry Health Care Inc	817	37		IAC/InterActiveCorp	7,523		310
HCA Holdings Inc	514	19		Liberty Interactive Corp (a)	2,801		59
Health Management Associates Inc (a)	2,213	23		Liberty Ventures (a)	277		21
Humana Inc	973	72		Symantec Corp (a)	27,741		604
Mednax Inc (a)	292	25		VeriSign Inc (a)	105		4
Quest Diagnostics Inc	826	48					$1,580
Universal Health Services Inc	435	25
		$3,280		Investment Companies - 0.02%
				Ares Capital Corp	1,561		28
Holding Companies - Diversified - 0.02%
Leucadia National Corp	762	19		Iron & Steel - 0.16%
				Carpenter Technology Corp	365		19
Home Builders - 1.26%				Cliffs Natural Resources Inc	739		28
DR Horton Inc	1,337	32		Commercial Metals Co	1,039		17
Lennar Corp	961	40		Nucor Corp	1,637		75
NVR Inc (a)	5	5		Reliance Steel & Aluminum Co	459		30
Pulte Group Inc (a)	51,941	1,078		United States Steel Corp	741		17
Thor Industries Inc	5,837	245					$186
Toll Brothers Inc (a)	840	31
		$1,431		Leisure Products & Services - 1.19%
				Royal Caribbean Cruises Ltd	37,184		1,346
Home Furnishings - 0.43%
Harman International Industries Inc	413	19
Whirlpool Corp	4,042	466		Lodging - 0.03%
				Marriott International Inc/DE	166		7
		$485		MGM Resorts International (a)	2,054		26
Housewares - 0.04%							$33
Newell Rubbermaid Inc	1,719	40		Machinery - Construction & Mining - 0.02%
				Terex Corp (a)	656		21
Insurance - 6.68%
Alleghany Corp (a)	106	38
Allied World Assurance Co Holdings AG	11,751	997		Machinery - Diversified - 0.51%
American Financial Group Inc/OH	519	22		AGCO Corp	569		30
				CNH Global NV	233		11
American National Insurance Co	60	5		Flowserve Corp	35		5
Aon PLC	1,539	89
Arch Capital Group Ltd (a)	714	33		Gardner Denver Inc	293		21
				IDEX Corp	398		20
Aspen Insurance Holdings Ltd	8,734	298		Nordson Corp	38		3
Assurant Inc	717	27		Xylem Inc/NY	16,849		471
Axis Capital Holdings Ltd	637	24		Zebra Technologies Corp (a)	377		16
Brown & Brown Inc	944	26
Chubb Corp/The	11,100	891					$577
Cincinnati Financial Corp	878	37		Media - 0.42%
CNA Financial Corp	235	7		DISH Network Corp	395		15
Everest Re Group Ltd	3,127	362		Gannett Co Inc	17,043		334
Fidelity National Financial Inc	1,297	33		John Wiley & Sons Inc	223		9
Genworth Financial Inc (a)	2,549	23		Liberty Media Corp (a)	594		66
Hanover Insurance Group Inc/The	217	9		Nielsen Holdings NV	809		26
Hartford Financial Services Group Inc	2,287	57		Starz - Liberty Capital (a)	883		14
HCC Insurance Holdings Inc	589	23		Washington Post Co/The	36		14
Lincoln National Corp	14,820	430					$478
Markel Corp (a)	56	27
Mercury General Corp	233	9		Metal Fabrication & Hardware - 0.02%
PartnerRe Ltd	383	34		Timken Co	457		24
ProAssurance Corp	544	24
Progressive Corp/The	3,847	86		Mining - 0.08%
Protective Life Corp	13,185	417		Alcoa Inc	5,512		49
Reinsurance Group of America Inc	8,559	492		Tahoe Resources Inc (a)	555		9
RenaissanceRe Holdings Ltd	302	26		Vulcan Materials Co	667		37
StanCorp Financial Group Inc	375	15					$95
Torchmark Corp	10,494	585
Unum Group	1,472	34		Miscellaneous Manufacturing - 5.32%
Validus Holdings Ltd	527	19		Aptargroup Inc	395		20
White Mountains Insurance Group Ltd	30	16		Carlisle Cos Inc	342		22
Willis Group Holdings PLC	25,600	914		Crane Co	5,890		296
WR Berkley Corp	646	27		Dover Corp	4,685		324
XL Group PLC	50,810	1,409		Eaton Corp PLC	23,795		1,355
		$7,565		Ingersoll-Rand PLC	475		24
				ITT Corp	18,363		472
				Leggett & Platt Inc	799		24

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Miscellaneous Manufacturing (continued)				Private Equity - 0.38%
Parker Hannifin Corp	9,710	$903		American Capital Ltd (a)	32,523		$435
Pentair Ltd	25,885	1,312
SPX Corp	16,000	1,194
Textron Inc	1,540	44		Real Estate - 0.02%
Trinity Industries Inc	711	28		Jones Lang LaSalle Inc	261		24
		$6,018
				REITS - 6.62%
Office & Business Equipment - 0.06%				Alexandria Real Estate Equities Inc	370		27
Pitney Bowes Inc	550	8		American Campus Communities Inc	556		26
Xerox Corp	7,538	60		American Capital Agency Corp	1,757		56
		$68		Annaly Capital Management Inc	5,017		75
Oil & Gas - 7.19%				Apartment Investment & Management Co	363		10
Atwood Oceanics Inc (a)	5,260	277		AvalonBay Communities Inc	683		89
Chesapeake Energy Corp	3,418	69		Boston Properties Inc	9,541		1,004
Cimarex Energy Co	5,344	341		Brandywine Realty Trust	1,277		16
Denbury Resources Inc (a)	2,355	44		Camden Property Trust	6,695		464
Diamond Offshore Drilling Inc	405	30		CBL & Associates Properties Inc	1,293		28
Energen Corp	435	21		Corporate Office Properties Trust	703		19
EQT Corp	785	47		DDR Corp	1,407		23
Helmerich & Payne Inc	10,935	704		Douglas Emmett Inc	831		19
HollyFrontier Corp	18,846	984		Duke Realty Corp	1,587		24
Marathon Petroleum Corp	15,328	1,137		Equity Lifestyle Properties Inc	60		4
Murphy Oil Corp	1,173	70		Essex Property Trust Inc	7,310		1,125
Nabors Industries Ltd (a)	16,705	279		Extra Space Storage Inc	30,885		1,231
Newfield Exploration Co (a)	814	24		Federal Realty Investment Trust	3,816		404
Noble Energy Inc	832	90		General Growth Properties Inc	2,727		53
Patterson-UTI Energy Inc	1,383	28		HCP Inc	2,493		116
Plains Exploration & Production Co (a)	779	37		Health Care REIT Inc	1,542		97
QEP Resources Inc	1,053	31		Home Properties Inc	200		12
Rowan Cos PLC (a)	642	22		Host Hotels & Resorts Inc	3,717		62
SandRidge Energy Inc (a)	2,539	18		Kilroy Realty Corp	408		20
Seadrill Ltd	29,300	1,163		Kimco Realty Corp	2,422		50
Southwestern Energy Co (a)	1,180	40		Liberty Property Trust	617		24
Tesoro Corp	22,187	1,080		Macerich Co/The	789		47
Unit Corp (a)	430	21		Mack-Cali Realty Corp	786		21
Valero Energy Corp	35,594	1,556		MFA Financial Inc	3,106		28
Whiting Petroleum Corp (a)	602	29		Mid-America Apartment Communities Inc	18		1
		$8,142		National Retail Properties Inc	634		20
				Piedmont Office Realty Trust Inc	1,039		20
Oil & Gas Services - 0.05%				Post Properties Inc	9,542		463
Cameron International Corp (a)	295	19		Prologis Inc	2,370		95
Oil States International Inc (a)	73	6		Rayonier Inc	222		12
SEACOR Holdings Inc	101	9		Realty Income Corp	8,594		376
Superior Energy Services Inc (a)	944	23		Regency Centers Corp	303		15
		$57		Retail Properties of America Inc	754		10
Packaging & Containers - 1.00%				Senior Housing Properties Trust	1,046		25
Bemis Co Inc	28,319	1,010		SL Green Realty Corp	532		43
Crown Holdings Inc (a)	691	26		Taubman Centers Inc	11,272		919
Greif Inc	263	12		UDR Inc	1,283		31
Owens-Illinois Inc (a)	363	9		Ventas Inc	1,721		114
Packaging Corp of America	68	3		Vornado Realty Trust	1,105		93
Rock Tenn Co	382	30		Weingarten Realty Investors	721		21
Sealed Air Corp	999	19		Weyerhaeuser Co	2,166		65
Sonoco Products Co	875	27					$7,497
		$1,136		Retail - 2.08%
Pharmaceuticals - 3.23%				Abercrombie & Fitch Co	437		22
Cardinal Health Inc	30,300	1,328		American Eagle Outfitters Inc	11,032		223
				AutoNation Inc (a)	2,145		104
Endo Health Solutions Inc (a)	367	12
Forest Laboratories Inc (a)	1,570	57		Best Buy Co Inc	1,539		25
				CarMax Inc (a)	964		38
Mylan Inc/PA (a)	292	8
Omnicare Inc	57,372	2,234		Chico's FAS Inc	424		8
VCA Antech Inc (a)	761	16		Dillard's Inc	260		22
		$3,655		DSW Inc	16		1
				Foot Locker Inc	28,950		995
Pipelines - 0.55%				GameStop Corp	1,083		25
ONEOK Inc	8,400	395		Gap Inc/The	6,970		228
Spectra Energy Corp	8,300	230		Guess? Inc	547		15
		$625		Kohl's Corp	1,253		58
				Macy's Inc	11,727		463
				PVH Corp	46		5

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Toys, Games & Hobbies (continued)
Sally Beauty Holdings Inc (a)	61	$2		Mattel Inc	681		$26
Sears Hometown and Outlet Stores Inc (a)	68	3					$896
Signet Jewelers Ltd	499	31
Staples Inc	4,033	54		Transportation - 0.80%
Williams-Sonoma Inc	343	15		Golar LNG Ltd	20,900		858
World Fuel Services Corp	425	18		Ryder System Inc	446		26
		$2,355		Tidewater Inc	454		22
							$906
Savings & Loans - 1.97%
BankUnited Inc	312	8		Water- 0.80%
Capitol Federal Financial Inc	1,330	15		American Water Works Co Inc	23,268		891
First Niagara Financial Group Inc	3,144	25		Aqua America Inc	636		17
Hudson City Bancorp Inc	2,667	23					$908
New York Community Bancorp Inc	86,955	1,161		TOTAL COMMON STOCKS			$103,522
People's United Financial Inc	80,032	985			Maturity
Washington Federal Inc	948	17		REPURCHASE AGREEMENTS - 8.15%	Amount (000's)	Value	(000	's)
		$2,234		Banks- 8.15%
Semiconductors - 2.09%				Investment in Joint Trading Account; Credit	$2,023		$2,022
Analog Devices Inc	1,615	70		Suisse Repurchase Agreement; 0.13%
Applied Materials Inc	7,239	93		dated 01/31/2013 maturing 02/01/2013
Avago Technologies Ltd	120	4		(collateralized by US Government
Cree Inc (a)	599	26		Securities; $2,063,264; 0.00%; dated
Cypress Semiconductor Corp	545	6		05/15/15 - 02/15/38)
KLA-Tencor Corp	11,371	624		Investment in Joint Trading Account; Deutsche	1,416		1,416
Lam Research Corp (a)	642	26		Bank Repurchase Agreement; 0.16% dated
Marvell Technology Group Ltd	2,789	26		01/31/2013 maturing 02/01/2013
Maxim Integrated Products Inc	879	28		(collateralized by US Government
Microchip Technology Inc	25,500	853		Securities; $1,444,285; 0.00% - 6.75%;
Micron Technology Inc (a)	5,131	39		dated 02/01/13 - 11/23/35)
NVIDIA Corp	42,377	520		Investment in Joint Trading Account; JP	2,124		2,125
ON Semiconductor Corp (a)	2,356	19		Morgan Repurchase Agreement; 0.13%
PMC - Sierra Inc (a)	1,849	11		dated 01/31/2013 maturing 02/01/2013
Teradyne Inc (a)	1,453	23		(collateralized by US Government
		$2,368		Securities; $2,166,429; 0.00% - 10.35%;
				dated 02/03/13 - 09/15/39)
Shipbuilding - 0.02%				Investment in Joint Trading Account; Merrill	3,668		3,668
Huntington Ingalls Industries Inc	445	20		Lynch Repurchase Agreement; 0.13%
				dated 01/31/2013 maturing 02/01/2013
Software - 1.85%				(collateralized by US Government
Activision Blizzard Inc	2,508	28		Securities; $3,741,257; 0.00% - 6.25%;
Akamai Technologies Inc (a)	121	5		dated 07/15/13 - 01/15/38)
Allscripts Healthcare Solutions Inc (a)	1,522	17					$9,231
BMC Software Inc (a)	3,286	136		TOTAL REPURCHASE AGREEMENTS			$9,231
CA Inc	72,358	1,796		Total Investments			$112,753
Dun & Bradstreet Corp/The	131	11		Other Assets in Excess of Liabilities, Net - 0.41%			$467
Electronic Arts Inc (a)	1,605	25		TOTAL NET ASSETS - 100.00%			$113,220
Fidelity National Information Services Inc	1,505	56
Fiserv Inc (a)	208	17
		$2,091		(a) Non-Income Producing Security
Telecommunications - 0.29%
Amdocs Ltd	1,011	36
EchoStar Corp (a)	248	9		Portfolio Summary (unaudited)
Frontier Communications Corp	5,607	26		Sector			Percent
Harris Corp	474	22		Financial			33.65%
Juniper Networks Inc (a)	2,736	61		Industrial			14.45%
MetroPCS Communications Inc (a)	2,644	26		Consumer, Non-cyclical			12.96%
Sprint Nextel Corp (a)	17,150	97		Consumer, Cyclical			10.24%
Telephone & Data Systems Inc	842	21		Energy			7.86%
US Cellular Corp (a)	128	5		Utilities			7.77%
Windstream Corp	2,118	21		Technology			5.88%
		$324		Basic Materials			4.62%
				Communications			2.14%
Textiles - 0.79%				Diversified			0.02%
Cintas Corp	535	22		Other Assets in Excess of Liabilities, Net			0.41%
Mohawk Industries Inc (a)	8,633	878		TOTAL NET ASSETS			100.00%
		$900
Toys, Games & Hobbies - 0.79%
Hasbro Inc	23,293	870

See accompanying notes

Schedule of Investments
MidCap Value Fund III
January 31, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
S&P Mid 400 Emini; March 2013	Long	87	$8,949	$9,493	$544
Total					$544
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 4.69%	Shares Held	Value(000	's)		Principal
Publicly Traded Investment Fund - 4.69%				BONDS (continued)	Amount (000's)	Value	(000	's)
BlackRock Liquidity Funds TempFund	13,660,000	$13,660		Insurance - 1.42%
Portfolio				New York Life Global
DWS Money Market Series	13,140,000	13,140		0.31%, 7/26/2013(a),(c)	$16,000		$16,000
STIT - Liquid Assets Portfolio	26,100,000	26,100
		$52,900		Other Asset Backed Securities - 0.84%
TOTAL INVESTMENT COMPANIES		$52,900		CIT Equipment Collateral 2012-VT1
	Principal			0.44%, 4/22/2013(a),(b)	101		101
BONDS- 11.63%	Amount (000's)	Value(000	's)	CNH Equipment Trust 2012-B
Automobile Asset Backed Securities - 4.12%				0.38%, 7/12/2013	1,512		1,512
Ally Auto Receivables Trust 2012-SN1				GE Equipment Midticket LLC
0.25%, 9/20/2013(a)	$1,690	$1,690		0.23%, 8/22/2013	2,408		2,408
AmeriCredit Automobile Receivables Trust				GE Equipment Transportation LLC
0.30%, 9/9/2013(a)	2,318	2,318		0.26%, 10/24/2013(a)	3,785		3,785
BMW Vehicle Lease Trust				Macquarie Equipment Funding Trust 2012-A
0.20%, 1/21/2014	6,600	6,600		0.29%, 10/21/2013(a),(b)	1,657		1,657
CarMax Auto Owner Trust 2012-3							$9,463
0.23%, 10/15/2013(a)	3,010	3,010		TOTAL BONDS			$131,288
Enterprise Fleet Financing LLC					Principal
0.33%, 9/20/2013(a),(b)	3,465	3,465		MUNICIPAL BONDS - 8.74%	Amount (000's)	Value	(000	's)
Ford Credit Auto Owner Trust
0.22%, 12/15/2013(a),(b)	3,530	3,530		California - 2.66%
				California Statewide Communities
Hyundai Auto Lease Securitization Trust				Development Authority (credit support from
2012-A
0.38%, 6/17/2013(b)	377	377		Fannie Mae)
Hyundai Auto Receivables Trust				0.18%, 2/7/2013	$100		$100
0.20%, 2/18/2014 (a)	5,300	5,300		Kern Water Bank Authority (credit support
Hyundai Auto Receivables Trust 2012-B				from Wells Fargo)
0.29%, 7/15/2013(a)	872	872		0.20%, 2/7/2013	5,120		5,120
Mercedes-Benz Auto Receivables Trust				San Jose Redevelopment Agency (credit
0.23%, 9/16/2013(a)	2,960	2,960		support from JP Morgan Chase & Co)
Navistar Financial 2012-A Owner Trust				0.18%, 2/7/2013	24,810		24,810
0.43%, 7/18/2013(a),(b)	1,263	1,263					$30,030
Nissan Auto Lease Trust				Colorado - 1.24%
0.25%, 10/15/2013(a)	3,024	3,024		City of Colorado Springs CO Utilities System
Nissan Auto Receivables 2012-B Owner				Revenue (credit support from Bank of
Trust				America)
0.26%, 8/15/2013	1,920	1,920		0.20%, 2/7/2013	6,100		6,100
Santander Drive Auto Receivables Trust				County of Kit Carson CO (credit support from
0.26%, 1/15/2014	5,100	5,100		Wells Fargo)
Volkswagen Auto Loan Enhanced Trust 2012-				0.13%, 2/7/2013	1,390		1,390
2				Denver City & County School District No
0.23%, 10/21/2013(a)	4,835	4,835		1 (credit support from AGM, Wells Fargo)
Wheels SPV LLC				0.16%, 2/7/2013	6,500		6,500
0.50%, 5/20/2013(a),(b)	219	220					$13,990
World Omni Automobile Lease Securitization
Trust 2012-A				Connecticut - 0.61%
0.33%, 6/17/2013(a)	26	26		Connecticut Housing Finance
		$46,510		Authority (credit support from Federal Home
				Loan Bank)
Banks- 2.05%				0.15%, 2/7/2013	6,875		6,875
JP Morgan Chase Bank NA
0.37%, 7/9/2013(a)	8,000	8,000
0.40%, 2/21/2014(a)	8,000	8,000		Georgia - 0.17%
Wells Fargo Bank NA				Savannah College of Art & Design Inc (credit
0.38%, 2/21/2014(a)	7,200	7,200		support from Bank of America)
		$23,200		0.21%, 2/7/2013	1,900		1,900
Diversified Financial Services - 2.28%
Corporate Finance Managers Inc				Illinois - 1.28%
				Memorial Health System/IL (credit support
0.20%, 2/7/2013	10,700	10,700		from JP Morgan Chase & Co)
MetLife Inc
0.63%, 8/16/2013(a),(c)	15,000	15,000		0.13%, 2/7/2013	14,495		14,495
		$25,700
				Indiana - 0.28%
Healthcare - Services - 0.92%				Ball State University Foundation Inc (credit
Portland Clinic LLP/The				support from US Bank)
0.19%, 2/7/2013	10,415	10,415		0.17%, 2/1/2013	3,150		3,150

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value	(000	's)
Maryland - 0.41%				Automobile Manufacturers - 1.59%
City of Baltimore MD (credit support from				Toyota Motor Credit Corp
State Street Bank & Trust)				0.22%, 5/17/2013	$8,000		$7,995
0.17%, 2/7/2013	$4,600	$4,600		0.24%, 6/12/2013	8,000		7,993
				0.24%, 7/2/2013	2,000		1,998
Minnesota - 0.48%							$17,986
City of St Paul MN (credit support from US				Banks- 23.21%
Bank)				Australia & New Zealand Banking Group Ltd
0.20%, 2/7/2013	2,100	2,100		0.21%, 2/21/2013(b),(d)	8,300		8,299
Minnesota Housing Finance Agency (credit				Bank of Nova Scotia/New York
support from State Street Bank & Trust)				0.25%, 5/2/2013	8,300		8,295
0.20%, 2/7/2013	3,305	3,305		Bank of Tokyo-Mitsubishi UFJ Ltd/New York
		$5,405		NY
				0.16%, 2/7/2013	7,200		7,200
New Mexico - 0.34%				0.23%, 3/7/2013	7,000		6,998
City of Las Cruces NM (credit support from				Commonwealth Bank of Australia
Wells Fargo)				0.28%, 5/15/2013(b),(d)	6,500		6,495
0.20%, 2/7/2013	3,800	3,800		0.31%, 2/11/2013(b),(d)	8,000		7,999
				0.32%, 2/13/2013(b),(d)	7,000		6,999
New York - 0.47%				DBS Bank Ltd
Housing Development Corp/NY (credit				0.19%, 4/10/2013(b),(d)	5,100		5,098
support from Landesbank Hessen Thueringen)				0.20%, 4/23/2013(b),(d)	8,700		8,696
0.19%, 2/7/2013	5,300	5,300		DNB Bank ASA
				0.22%, 2/11/2013(b),(d)	8,000		7,999
				0.24%, 2/26/2013(b),(d)	8,000		7,999
Oklahoma - 0.39%				HSBC USA Inc
Oklahoma University Hospital (credit support
from Bank of America)				0.25%, 5/28/2013	7,000		6,994
				0.26%, 4/19/2013	7,000		6,996
0.22%, 2/7/2013	4,400	4,400		JP Morgan Chase & Co
				0.25%, 6/28/2013	7,000		6,993
Rhode Island - 0.33%				KFW (credit support from Republic of
Rhode Island Student Loan Authority (credit				Germany)
support from State Street Bank & Trust)				0.17%, 2/20/2013(b),(d)	4,950		4,950
0.14%, 2/7/2013	3,700	3,700		0.20%, 3/28/2013(b),(d)	5,000		4,998
				Manhattan Asset Funding Co LLC
				0.19%, 2/25/2013(b)	6,000		5,999
Washington - 0.08%				0.21%, 2/11/2013(b)	6,000		6,000
Washington State Housing Finance				0.21%, 3/26/2013(b)	6,800		6,798
Commission (credit support from Fannie Mae)				0.22%, 3/15/2013(b)	7,500		7,498
0.18%, 2/7/2013	625	625		Mitsubishi UFJ Trust & Banking Corp/NY
0.19%, 2/7/2013	345	345		0.23%, 2/25/2013 (b)	8,000		7,999
Washington State Housing Finance				Mizuho Funding LLC (credit support from
Commission (credit support from US Bank)
0.18%, 2/7/2013	5	5		Mizuho 0.24%, Corp 4/12/2013 Bank) (b)	7,200		7,197
		$975		0.25%, 2/4/2013(b)	7,100		7,100
TOTAL MUNICIPAL BONDS		$98,620		0.25%, 3/14/2013(b)	8,000		7,998
	Maturity			National Australia Funding Delaware
REPURCHASE AGREEMENTS - 9.41%	Amount (000's)	Value(000	's)	Inc (credit support from National Australia
Banks - 9.41%				Bank)
Deutsche Bank Repurchase Agreement; 0.16% $	50,890	$50,890		0.22%, 2/6/2013(b)	8,000		8,000
dated 1/31/2013 maturing 2/1/2013				0.27%, 5/1/2013(b)	8,700		8,694
(collateralized by US Government				Oversea-Chinese Banking Corp Ltd
Securities; $51,907,800; 3.15% - 4.13%;				0.18%, 3/25/2013(d)	8,000		7,998
dated 04/15/14 - 12/27/32)				Skandinaviska Enskilda Banken AB
Goldman Sachs Repurchase Agreement;	55,300	55,300		0.27%, 4/16/2013(b),(d)	8,000		7,996
0.14% dated 1/31/2013 maturing 2/1/2013				0.28%, 4/9/2013(b),(d)	8,000		7,996
(collateralized by US Government				Societe Generale North America Inc (credit
Securities; $56,406,000; 0.25% - 0.40%;				support from Societe Generale)
dated 06/19/13 - 02/20/15)				0.19%, 2/27/2013	6,800		6,799
		$106,190		Standard Chartered Bank/New York
				0.26%, 5/22/2013(b)	7,000		6,994
TOTAL REPURCHASE AGREEMENTS		$106,190		0.28%, 3/11/2013(b)	8,000		7,998
	Principal			0.28%, 4/30/2013(b)	8,000		7,994
COMMERCIAL PAPER - 65.20%	Amount (000's)	Value(000	's)	Sumitomo Mitsui Banking Corp
Agriculture - 0.67%				0.22%, 4/26/2013(b),(d)	6,000		5,997
Archer-Daniels-Midland Co				0.24%, 3/18/2013(b),(d)	8,900		8,897
0.17%, 2/5/2013(b)	$7,500	$7,500		0.24%, 3/26/2013(b),(d)	7,000		6,998
							$261,958

See accompanying notes

Schedule of Investments
Money Market Fund
January 31, 2013 (unaudited)

	Principal				Principal
COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)	COMMERCIAL PAPER (continued)	Amount (000's)	Value(000	's)
Beverages - 1.48%				Diversified Financial Services (continued)
Anheuser-Busch InBev Worldwide Inc (credit				Nordea North America Inc/DE (credit support
support from Anheuser-Busch InBev SA/NV				from Nordea Bank)
Anheuser-Busch Companies, Inc., BrandBrew				0.25%, 3/5/2013	$5,700	$5,699
S.A., Cobrew NV/SA)				0.25%, 4/4/2013	10,000	9,996
0.22%, 2/1/2013(b)	$2,000	$2,000		Private Export Funding Corp
0.22%, 2/20/2013(b)	4,000	4,000		0.26%, 6/27/2013(b)	8,000	7,992
0.24%, 3/21/2013(b)	3,700	3,699		0.27%, 6/3/2013(b)	8,000	7,993
Coca-Cola Co/The				0.28%, 5/3/2013(b)	7,000	6,995
0.23%, 5/14/2013(b)	7,000	6,995		River Fuel Funding Co #3 (credit support
		$16,694		from Bank of Nova Scotia)
				0.22%, 2/15/2013	3,826	3,826
Commercial Services - 0.98%				Thunder Bay Funding LLC
Catholic Health Initiatives				0.20%, 3/19/2013(b)	8,000	7,998
0.18%, 3/13/2013	6,500	6,498		Toyota Credit Canada Inc (credit support from
Salvation Army Eastern Territory				Toyota Financial Services)
0.20%, 2/11/2013	4,570	4,570		0.18%, 3/12/2013	7,700	7,698
		$11,068		UOB Funding LLC (credit support from
Consumer Products - 0.61%				United Overseas Bank Ltd)
Reckitt Benckiser Treasury Services				0.23%, 4/15/2013	8,000	7,996
PLC (credit support from Reckitt Benckiser				0.30%, 2/25/2013	8,000	7,998
Group)				Variable Funding Capital Co LLC
0.40%, 8/5/2013(b)	6,850	6,836		0.14%, 2/1/2013(b)	5,500	5,500
						$299,155
Diversified Financial Services - 26.51%				Electric - 5.28%
Alpine Securitization Corp				GDF Suez
0.16%, 3/5/2013(b)	6,000	5,999		0.19%, 2/22/2013(b)	6,500	6,499
0.18%, 2/8/2013(b)	8,000	8,000		0.22%, 2/12/2013(b)	8,500	8,499
0.18%, 2/22/2013(b)	6,200	6,199		0.22%, 2/20/2013(b)	7,000	6,999
0.18%, 3/1/2013(b)	7,000	6,999		0.22%, 2/27/2013(b)	6,300	6,299
BNP Paribas Finance Inc (credit support from				Oglethorpe Power Corp
BNP Paribas)				0.22%, 2/19/2013(b)	8,000	7,999
0.20%, 3/11/2013	7,000	6,998		0.28%, 2/6/2013(b)	6,000	6,000
Collateralized Commercial Paper Co LLC				0.28%, 2/14/2013(b)	7,300	7,299
0.25%, 2/1/2013	7,000	7,000		Southern Co Funding Corp
0.27%, 4/17/2013	7,000	6,996		0.20%, 2/11/2013(b)	7,000	7,000
Dealer Capital Access Trust LLC				0.21%, 2/15/2013(b)	3,000	3,000
0.35%, 2/19/2013	7,000	6,999				$59,594
0.36%, 2/1/2013	7,200	7,200
0.36%, 2/6/2013	7,300	7,300		Insurance - 1.15%
				Prudential Funding LLC (credit support from
0.36%, 2/8/2013	6,000	6,000		Prudential Financial Inc)
Fairway Finance LLC
0.14%, 2/1/2013(b)	6,000	6,000		0.16%, 2/13/2013	6,000	6,000
0.20%, 3/20/2013(b)	6,000	5,998		Prudential PLC
				0.23%, 4/29/2013(b)	7,000	6,996
0.20%, 4/8/2013(b)	6,800	6,797
Gotham Funding Corp						$12,996
0.18%, 2/14/2013(b)	8,000	7,999		Oil & Gas - 1.64%
0.20%, 2/7/2013(b)	8,000	8,000		BP Capital Markets PLC (credit support from
0.22%, 3/26/2013(b)	7,000	6,998		BP PLC)
ING US Funding LLC (credit support from				0.24%, 4/18/2013(b)	5,450	5,447
ING Bank)				Motiva Enterprises LLC
0.23%, 4/16/2013	7,700	7,696		0.15%, 2/7/2013	7,000	7,000
Jupiter Securitization Co LLC				0.16%, 2/13/2013	6,000	6,000
0.20%, 4/15/2013(b)	3,000	2,999				$18,447
0.21%, 3/4/2013(b)	8,000	7,999
0.21%, 3/6/2013(b)	6,000	5,999		Supranational Bank - 2.08%
0.21%, 3/21/2013(b)	7,000	6,998		Corp Andina de Fomento
Liberty Street Funding LLC				0.24%, 2/15/2013(b)	8,500	8,499
0.22%, 2/4/2013(b)	8,500	8,500		0.25%, 5/24/2013(b)	7,000	6,994
0.22%, 2/5/2013(b)	8,000	8,000		0.29%, 4/10/2013(b)	8,000	7,996
Market Street Funding LLC						$23,489
0.19%, 2/8/2013(b)	8,000	8,000		TOTAL COMMERCIAL PAPER		$735,723
0.19%, 2/19/2013(b)	5,000	4,999
0.19%, 2/20/2013(b)	7,000	6,999
0.19%, 5/6/2013(b)	5,500	5,497
Nieuw Amsterdam Receivables Corp
0.18%, 3/12/2013(b)	6,500	6,499
0.20%, 4/11/2013(b)	7,800	7,797
0.21%, 2/4/2013(b)	7,000	7,000
0.22%, 2/6/2013(b)	7,000	7,000

See accompanying notes

Schedule of Investments Money Market Fund January 31, 2013 (unaudited)

	Principal
CERTIFICATE OF DEPOSIT - 0.51%	Amount (000's)	Value(000's)

Banks - 0.51%
Bank of Nova Scotia/Houston
0.39%, 2/11/2014(a),(d)	$5,800	$5,800

TOTAL CERTIFICATE OF DEPOSIT		$5,800
Total Investments		$1,130,521
Liabilities in Excess of Other Assets, Net - (0.18)%		$(2,086)
TOTAL NET ASSETS - 100.00%		$1,128,435

(a)	Variable Rate. Rate shown is in effect at January 31, 2013.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Unless otherwise indicated, these securities are not considered illiquid. At the end of the period, the value of these securities totaled $540,607 or 47.91% of net assets.
(c) Security is Illiquid
(d)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)
Sector		Percent
Financial		66.54%
Insured		8.74%
Utilities		5.28%
Asset Backed Securities		4.96%
Exchange Traded Funds		4.69%
Consumer, Non-cyclical		4.66%
Government		2.08%
Energy		1.64%
Consumer, Cyclical		1.59%
Liabilities in Excess of Other Assets, Net		(0.18)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 96.45%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.88%				Banks (continued)
BAE Systems PLC	128,545	$692		DNB ASA	1,236,972		$17,328
Embraer SA ADR	453,900	14,965		Erste Group Bank AG (a)	499,550		16,809
Finmeccanica SpA (a)	745,794	4,901		Fukuoka Financial Group Inc	41,000		173
MTU Aero Engines Holding AG	168,356	16,054		Gunma Bank Ltd/The	21,000		101
Rolls-Royce Holdings PLC (a)	1,085,758	16,300		Hachijuni Bank Ltd/The	23,000		115
Thales SA	4,887	176		Hang Seng Bank Ltd	29,200		478
		$53,088		Hiroshima Bank Ltd/The	28,000		119
				HSBC Holdings PLC	2,040,166		23,103
Agriculture - 4.81%				HSBC Holdings PLC	769,908		8,755
British American Tobacco PLC	450,547	23,416		Intesa Sanpaolo SpA	347,614		709
Golden Agri-Resources Ltd	358,000	184		Joyo Bank Ltd/The	35,000		164
Imperial Tobacco Group PLC	612,266	22,766		KBC Groep NV	6,677		263
KT&G Corp	295,794	20,626		Mitsubishi UFJ Financial Group Inc	507,700		2,887
Philip Morris International Inc	246,800	21,758		Mizrahi Tefahot Bank Ltd (a)	6,619		70
		$88,750		Mizuho Financial Group Inc	910,400		1,817
Airlines - 1.23%				National Australia Bank Ltd	80,506		2,300
All Nippon Airways Co Ltd	64,000	125		Natixis	49,675		197
Japan Airlines Co Ltd	3,300	136		Nordea Bank AB	107,029		1,180
Ryanair Holdings PLC ADR	296,300	11,541		Oversea-Chinese Banking Corp Ltd	48,846		386
Singapore Airlines Ltd	1,221,000	10,843		Pohjola Bank PLC	7,357		126
		$22,645		Raiffeisen Bank International AG	2,695		121
				Resona Holdings Inc	72,800		324
Apparel - 1.06%				Royal Bank of Scotland Group PLC (a)	71,967		391
Yue Yuen Industrial Holdings Ltd	5,825,500	19,514		Shinsei Bank Ltd	82,000		168
				Shizuoka Bank Ltd/The	29,000		273
Automobile Manufacturers - 2.86%				Skandinaviska Enskilda Banken AB	1,182,121		11,842
Bayerische Motoren Werke AG	14,380	1,448		Societe Generale SA	28,514		1,288
Daimler AG	351,610	20,464		Sumitomo Mitsui Financial Group Inc	94,500		3,796
Honda Motor Co Ltd	22,900	866		Sumitomo Mitsui Trust Holdings Inc	120,070		443
Isuzu Motors Ltd	65,000	408		Svenska Handelsbanken AB	20,076		820
Mazda Motor Corp (a)	149,000	403		Swedbank AB	33,398		789
Nissan Motor Co Ltd	99,900	1,023		UBS AG	1,215,708		21,114
				UniCredit SpA (a)	139,973		904
Renault SA	8,348	503
Toyota Motor Corp	575,400	27,484		United Overseas Bank Ltd	1,012,272		15,417
Volkswagen AG	792	183		Westpac Banking Corp	124,444		3,641
		$52,782		Wing Hang Bank Ltd	10,000		105
				Yamaguchi Financial Group Inc	11,000		106
Automobile Parts & Equipment - 0.15%							$246,039
Aisin Seiki Co Ltd	6,900	226
Cie Generale des Etablissements Michelin	7,603	707		Beverages - 0.00%
Denso Corp	19,500	731		Coca-Cola West Co Ltd	2,200		35
JTEKT Corp	11,900	127
NGK Spark Plug Co Ltd	6,000	76		Building Materials - 0.13%
Stanley Electric Co Ltd	7,700	126		Asahi Glass Co Ltd	57,000		378
Sumitomo Electric Industries Ltd	29,300	330		Cie de St-Gobain	13,590		559
Toyoda Gosei Co Ltd	3,500	78		CRH PLC	25,647		554
Toyota Industries Corp	8,700	289		Fletcher Building Ltd	38,572		308
		$2,690		HeidelbergCement AG	2,715		171
Banks - 13.33%				Imerys SA	1,906		126
Aozora Bank Ltd	31,000	87		Lafarge SA	6,630		405
Australia & New Zealand Banking Group Ltd	109,735	3,048					$2,501
Banco Bilbao Vizcaya Argentaria SA	227,133	2,258		Chemicals - 5.16%
Banco de Sabadell SA (a)	99,679	267		Air Water Inc	8,000		102
Banco Santander SA	2,668,489	22,337		Akzo Nobel NV	469,855		32,158
Bank Hapoalim BM (a)	56,730	239		Arkema SA	1,696		192
Bank Leumi Le-Israel BM (a)	67,088	224		Asahi Kasei Corp	44,000		254
Bank of East Asia Ltd	75,200	309		Daicel Corp	16,000		112
Bank of Kyoto Ltd/The	12,000	99		Denki Kagaku Kogyo KK	26,000		94
Bank of Yokohama Ltd/The	809,000	3,864		Dongyue Group	5,750,900		3,842
Banque Cantonale Vaudoise	170	91		Givaudan SA (a)	15,895		17,650
Barclays PLC	7,772,964	37,318		Hitachi Chemical Co Ltd	5,600		79
BNP Paribas SA	276,589	17,354		JSR Corp	9,600		190
BOC Hong Kong Holdings Ltd	141,800	489		K+S AG	9,737		439
Chugoku Bank Ltd/The	9,000	124		Kaneka Corp	15,000		80
Commonwealth Bank of Australia	41,812	2,813		Koninklijke DSM NV	6,202		380
Credit Agricole SA (a)	35,815	354		Kuraray Co Ltd	19,000		244
Credit Suisse Group AG (a)	15,546	459		Linde AG	131,879		24,038
Danske Bank A/S (a)	685,395	13,134		Mitsubishi Chemical Holdings Corp	72,500		336
DBS Group Holdings Ltd	69,989	846		Mitsubishi Gas Chemical Co Inc	22,000		147
Deutsche Bank AG	32,919	1,703		Mitsui Chemicals Inc	47,000		112

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Electric (continued)
Shin-Etsu Chemical Co Ltd	225,800	$13,811		RWE AG	20,604		$775
Showa Denko KK	76,000	116		SP AusNet	92,515		111
Solvay SA	2,351	369		SSE PLC	32,382		729
Sumitomo Chemical Co Ltd	29,000	85		Terna Rete Elettrica Nazionale SpA	69,369		292
Yara International ASA	7,452	397		Tohoku Electric Power Co Inc	16,600		135
		$95,227		Tokyo Electric Power Co Inc (a)	77,500		180
				Verbund AG	2,440		52
Commercial Services - 0.08%							$18,077
Abertis Infraestructuras SA	9,838	168
Adecco SA (a)	7,305	419		Electrical Components & Equipment - 1.71%
Atlantia SpA	18,247	337		Brother Industries Ltd	12,600		134
Dai Nippon Printing Co Ltd	30,000	243		Hitachi Ltd	63,000		374
Securitas AB	16,746	157		Legrand SA	395,013		17,921
Toppan Printing Co Ltd	31,000	192		Mabuchi Motor Co Ltd	294,900		13,241
		$1,516					$31,670
Computers - 0.05%				Electronics - 1.09%
Cap Gemini SA	8,160	393		Hoya Corp	15,400		297
Fujitsu Ltd	101,000	409		Ibiden Co Ltd	6,700		96
TDK Corp	3,400	126		Koninklijke Philips Electronics NV	40,197		1,252
		$928		NEC Corp	140,000		342
				Nippon Electric Glass Co Ltd	21,000		101
Consumer Products - 0.01%				Toshiba Corp	175,000		779
Husqvarna AB	22,262	144		Yaskawa Electric Corp	4,000		37
				Yokogawa Electric Corp	1,547,900		17,235
Cosmetics & Personal Care - 0.09%							$20,139
Oriflame Cosmetics SA	45,178	1,480		Engineering & Construction - 3.67%
Shiseido Co Ltd	19,900	275		ABB Ltd ADR (a)	212,200		4,543
		$1,755		ABB Ltd (a)	447,800		9,599
Distribution & Wholesale - 3.66%				Balfour Beatty PLC	2,688,405		11,305
Hitachi High-Technologies Corp	1,700	34		Bouygues SA	10,136		288
ITOCHU Corp	1,884,200	21,310		Ferrovial SA	14,461		232
Jardine Cycle & Carriage Ltd	688,100	28,132		JGC Corp	654,000		18,540
Marubeni Corp	63,000	463		Kajima Corp	48,000		144
Mitsubishi Corp	56,600	1,194		Kinden Corp	7,000		46
Mitsui & Co Ltd	70,000	1,058		Obayashi Corp	37,000		190
Sojitz Corp	67,100	101		SembCorp Industries Ltd	1,626,000		7,202
Sumitomo Corp	1,157,600	14,973		Skanska AB	20,660		351
Toyota Tsusho Corp	11,400	271		Tecnicas Reunidas SA	283,925		14,432
		$67,536		Vinci SA	17,792		906
							$67,778
Diversified Financial Services - 2.34%
Acom Co Ltd (a)	1,100	29		Entertainment - 0.08%
Aeon Credit Service Co Ltd	1,300	27		Sankyo Co Ltd	25,600		1,020
Deutsche Boerse AG	434,136	28,586		Tabcorp Holdings Ltd	38,111		121
Hong Kong Exchanges and Clearing Ltd	21,600	410		Tatts Group Ltd	74,944		255
Macquarie Group Ltd	8,484	341					$1,396
Mitsubishi UFJ Lease & Finance Co Ltd	3,290	150
Old Mutual PLC	199,111	591		Food - 3.17%
				Carrefour SA	21,350		609
ORIX Corp	4,170	446		Casino Guichard Perrachon SA	69,319		6,788
Shinhan Financial Group Co Ltd	336,665	12,649		Dairy Crest Group PLC	1,245,998		8,216
		$43,229		Delhaize Group SA	5,466		259
Electric - 0.98%				First Pacific Co Ltd/Hong Kong	112,000		144
AGL Energy Ltd	24,822	399		J Sainsbury PLC	66,450		348
Chubu Electric Power Co Inc	24,700	312		Kesko OYJ	3,593		118
Chugoku Electric Power Co Inc/The	15,900	209		Kikkoman Corp	4,000		60
E.ON SE	72,958	1,269		Koninklijke Ahold NV	19,644		289
EDP - Energias de Portugal SA	101,336	326		Marine Harvest ASA (a)	16,717,000		16,732
Electric Power Development Co Ltd	6,300	145		Metcash Ltd	48,564		193
Electricite de France SA	13,253	254		Tesco PLC	4,368,491		24,689
Enel SpA	266,663	1,163					$58,445
Fortum OYJ	17,994	337
GDF Suez	304,590	6,248		Forest Products & Paper - 0.71%
				DS Smith PLC	3,451,717		12,124
Hokuriku Electric Power Co	4,600	51		Nippon Paper Group Inc	5,300		75
Iberdrola SA	168,002	904
Kansai Electric Power Co Inc/The	40,300	384		Oji Holdings Corp	44,000		142
				Svenska Cellulosa AB	15,256		370
Kyushu Electric Power Co Inc	22,900	220		UPM-Kymmene OYJ	29,722		364
Origin Energy Ltd	38,709	509
Power Assets Holdings Ltd	53,000	459					$13,075
Red Electrica Corp SA	46,972	2,614

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Gas - 2.72%				Investment Companies - 0.01%
Centrica PLC	119,630	$664		BGP Holdings PLC (a),(b),(c)	738,711		$—
Enagas SA	196,604	4,651		Delek Group Ltd	244		60
Gas Natural SDG SA	18,626	372		Israel Corp Ltd/The	63		43
National Grid PLC	1,694,974	18,560		Pargesa Holding SA	1,490		111
Osaka Gas Co Ltd	103,000	386					$214
Snam SpA	5,054,241	25,543
		$50,176		Iron & Steel - 0.34%
				ArcelorMittal	313,154		5,374
Hand & Machine Tools - 0.00%				Daido Steel Co Ltd	16,000		71
Fuji Electric Co Ltd	30,000	70		Evraz PLC	17,956		82
				JFE Holdings Inc	21,500		459
Healthcare - Services - 0.02%				Voestalpine AG	5,897		216
Sonic Healthcare Ltd	20,346	290					$6,202
				Leisure Products & Services - 0.02%
Holding Companies - Diversified - 0.34%				Tui Travel PLC	24,335		112
China Merchants Holdings International Co	1,278,000	4,530		Yamaha Corp	8,900		95
Ltd				Yamaha Motor Co Ltd	10,300		131
Groupe Bruxelles Lambert SA	4,330	361					$338
Hutchison Whampoa Ltd	82,000	917		Lodging - 0.02%
Swire Pacific Ltd	27,500	353		Accor SA	5,427		212
Wendel SA	1,857	201		City Developments Ltd	10,000		94
		$6,362					$306
Home Builders - 0.35%				Machinery - Construction & Mining - 0.05%
Brookfield Incorporacoes SA	3,529,700	5,991		Hitachi Construction Machinery Co Ltd	5,900		135
Sekisui Chemical Co Ltd	15,000	145		Komatsu Ltd	33,200		883
Sekisui House Ltd	29,000	319					$1,018
		$6,455
				Machinery - Diversified - 1.26%
Home Furnishings - 0.07%				Alstom SA	5,689		252
Matsushita Electric Industrial Co Ltd	78,200	515		Amada Co Ltd	2,228,000		13,924
Sharp Corp/Japan	55,000	187		IHI Corp	73,000		189
Sony Corp	40,400	604		Metso OYJ	7,047		315
		$1,306		Sumitomo Heavy Industries Ltd	29,000		128
Insurance - 6.85%				Teco Electric and Machinery Co Ltd	10,168,200		8,459
Admiral Group PLC	3,927	76		Zardoya Otis SA	5,446		84
Aegon NV	70,048	468					$23,351
Ageas	12,484	412		Media - 1.79%
Allianz SE	18,979	2,716		Axel Springer AG	2,182		102
AMP Ltd	116,962	649		Reed Elsevier NV	2,084,668		32,378
Aviva PLC	2,390,962	13,930		Singapore Press Holdings Ltd	59,000		196
AXA SA	597,580	11,064		Wolters Kluwer NV	16,188		328
Baloise Holding AG	1,703	154					$33,004
CNP Assurances	7,972	132
Delta Lloyd NV	854,800	16,837		Metal Fabrication & Hardware - 0.01%
Gjensidige Forsikring ASA	10,731	169		Maruichi Steel Tube Ltd	2,500		56
Hannover Rueckversicherung AG	3,236	261		NSK Ltd	25,000		177
Helvetia Holding AG	9,300	3,788					$233
ING Groep NV (a)	1,896,040	19,177
				Mining - 1.74%
Legal & General Group PLC	160,093	387		Alumina Ltd	134,560		155
MS&AD Insurance Group Holdings	20,900	438		Anglo American PLC	450,356		13,471
Muenchener Rueckversicherungs AG	63,490	11,661		BHP Billiton PLC	89,984		3,086
NKSJ Holdings Inc	13,300	280		Boliden AB	7,314		135
RSA Insurance Group PLC	194,794	407		Eurasian Natural Resources Corp PLC	14,202		74
Sampo	17,109	614		Iluka Resources Ltd	8,081		82
SCOR SE	5,850	168		OZ Minerals Ltd	16,832		122
Sony Financial Holdings Inc	630,800	10,654		Rio Tinto PLC	231,730		13,091
Standard Life PLC	97,851	537		Sumitomo Metal Mining Co Ltd	28,000		436
Suncorp Group Ltd	35,474	393		Xstrata PLC	74,637		1,398
Swiss Life Holding AG (a)	1,635	246
Swiss Re AG	14,680	1,091					$32,050
Vienna Insurance Group AG Wiener	2,117	112		Miscellaneous Manufacturing - 2.55%
Versicherung Gruppe				FUJIFILM Holdings Corp	18,100		361
Zurich Insurance Group AG	103,249	29,691		Invensys PLC	2,662,572		14,577
		$126,512		Orkla ASA	1,390,357		12,264
				Siemens AG	180,698		19,798
Internet - 0.00%							$47,000
SBI Holdings Inc/Japan	12,200	101
				Office & Business Equipment - 0.95%
				Canon Inc	469,800		17,108

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Office & Business Equipment (continued)				REITS - 0.27%
Ricoh Co Ltd	34,000	$378		Ascendas Real Estate Investment Trust	102,000		$209
		$17,486		British Land Co PLC	45,880		409
				CapitaMall Trust	125,000		214
Oil & Gas - 9.00%				CFS Retail Property Trust Group	109,180		228
BG Group PLC	859,506	15,255		Corio NV	3,450		167
BP PLC	3,711,024	27,471		Dexus Property Group	245,518		268
Caltex Australia Ltd	3,815	78		Gecina SA	1,210		137
CNOOC Ltd	6,355,000	13,078		Goodman Group	60,267		283
Eni SpA	598,632	14,952		Hammerson PLC	39,305		303
Idemitsu Kosan Co Ltd	1,200	105		ICADE	1,290		114
Inpex Corp	86	498		Japan Prime Realty Investment Corp	36		102
Japan Petroleum Exploration Co	1,500	55		Klepierre	5,088		200
JX Holdings Inc	86,110	508		Land Securities Group PLC	26,872		342
Repsol SA	28,917	645		Nippon Building Fund Inc	22		227
Rosneft OAO	1,606,800	14,106		Stockland	77,692		279
Royal Dutch Shell PLC - A Shares	513,002	18,185		Westfield Group	86,764		1,012
Royal Dutch Shell PLC - A Shares	575,022	20,337		Westfield Retail Trust	122,962		412
Royal Dutch Shell PLC - B Shares	93,168	3,386					$4,906
Seadrill Ltd	252,800	10,031
Seadrill Ltd	22,256	880		Retail - 0.57%
Showa Shell Sekiyu KK	10,200	59		Aeon Co Ltd	33,100		375
Statoil ASA	39,525	1,053		Citizen Holdings Co Ltd	7,200		41
Total SA	457,925	24,816		Harvey Norman Holdings Ltd	28,399		58
Transocean Ltd	12,728	722		J Front Retailing Co Ltd	26,000		143
		$166,220		Kingfisher PLC	84,140		360
				Marks & Spencer Group PLC	58,229		350
Oil & Gas Services - 1.67%				Marui Group Co Ltd	11,900		97
Petrofac Ltd	618,275	16,039		PPR	1,706		367
Technip SA	136,905	14,824		Rallye SA	229,169		8,098
		$30,863		Seven & I Holdings Co Ltd	14,900		453
Packaging & Containers - 0.64%				Takashimaya Co Ltd	14,000		103
Rexam PLC	1,586,607	11,794					$10,445
				Semiconductors - 0.44%
Pharmaceuticals - 8.37%				Rohm Co Ltd	5,300		176
AstraZeneca PLC	70,827	3,422		Tokyo Electron Ltd	184,300		7,925
Bayer AG	137,808	13,599					$8,101
Eisai Co Ltd	9,900	433
Kyowa Hakko Kirin Co Ltd	9,000	85		Shipbuilding - 0.56%
Novartis AG	786,791	53,484		SembCorp Marine Ltd	2,705,000		10,336
Ono Pharmaceutical Co Ltd	3,000	158
Orion OYJ	5,157	144		Software - 1.13%
Otsuka Holdings Co Ltd	14,300	461		Konami Corp	5,700		121
Roche Holding AG	82,584	18,254		Sage Group PLC/The	1,672,336		8,563
Sanofi	556,724	54,273		SAP AG	141,469		11,602
Shionogi & Co Ltd	16,500	295		UBISOFT Entertainment (a)	68,200		658
Takeda Pharmaceutical Co Ltd	30,700	1,577					$20,944
Teva Pharmaceutical Industries Ltd	18,017	685
Teva Pharmaceutical Industries Ltd ADR	199,800	7,590		Telecommunications - 3.97%
		$154,460		Belgacom SA	8,161		249
				Deutsche Telekom AG	121,448		1,492
Pipelines - 0.01%				France Telecom SA	64,066		728
APA Group	29,654	178		HKT Trust / HKT Ltd	124,000		116
				KDDI Corp	249,500		18,565
				Nippon Telegraph & Telephone Corp	19,000		796
Real Estate - 0.24%				Nokia OYJ	161,923		636
CapitaLand Ltd	145,000	468
Cheung Kong Holdings Ltd	54,500	894		NTT DOCOMO Inc	663		1,005
				PCCW Ltd	214,000		95
Hopewell Holdings Ltd	31,000	128		Portugal Telecom SGPS SA	35,474		207
Hulic Co Ltd	12,900	82
IMMOFINANZ AG (a)	49,931	219		SES SA	5,864		179
				Singapore Telecommunications Ltd	283,000		800
Keppel Land Ltd	43,000	148		StarHub Ltd	21,000		66
New World Development Co Ltd	200,543	369
Nomura Real Estate Holdings Inc	5,100	93		Swisscom AG	940		417
				TDC A/S	26,561		204
NTT Urban Development Corp	22	22		Telecom Italia SpA	378,367		375
Sino Land Co Ltd	166,000	310
Sun Hung Kai Properties Ltd	62,463	1,026		Telecom Italia SpA - RSP	321,840		275
Swiss Prime Site AG (a)	3,042	257		Telefonaktiebolaget LM Ericsson	107,781		1,254
				Telefonica SA	145,062		2,099
Tokyu Land Corp	12,000	86		Telekom Austria AG	12,520		93
UOL Group Ltd	25,000	126
Wheelock & Co Ltd	49,000	276		Telenor ASA	29,610		652
				TeliaSonera AB	93,611		675
		$4,504		Telstra Corp Ltd	171,828		825

See accompanying notes

Schedule of Investments
Overseas Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Telecommunications (continued)				(continued)	Amount (000's)	Value (000's)
Vivendi SA	54,884	$1,175		Banks (continued)
Vodafone Group PLC	14,777,252	40,328		Investment in Joint Trading Account; Merrill	$12,270	$12,270
		$73,306		Lynch Repurchase Agreement; 0.13%
				dated 01/31/2013 maturing 02/01/2013
Textiles - 0.02%				(collateralized by US Government
Teijin Ltd	50,000	115		Securities; $12,515,661; 0.00% - 6.25%;
Toray Industries Inc	52,000	300		dated 07/15/13 - 01/15/38)
		$415				$30,879
Toys, Games & Hobbies - 0.14%				TOTAL REPURCHASE AGREEMENTS		$30,879
Nintendo Co Ltd	27,100	2,640		Total Investments		$1,812,447
				Other Assets in Excess of Liabilities, Net - 1.82%		$33,656
Transportation - 1.08%				TOTAL NET ASSETS - 100.00%		$1,846,103
AP Moeller - Maersk A/S - A shares	29	219
AP Moeller - Maersk A/S - B shares	51	407		(a) Non-Income Producing Security
Central Japan Railway Co	5,700	499		(b) Security is Illiquid
ComfortDelGro Corp Ltd	101,000	157		(c)	Fair value is determined in accordance with procedures established in
Deutsche Post AG	513,096	12,048		good faith by the Board of Directors. At the end of the period, the fair
Hutchison Port Holdings Trust	278,000	228		value of these securities totaled $0 or 0.00% of net assets.
Kamigumi Co Ltd	13,000	106
Mitsui OSK Lines Ltd	61,000	201
MTR Corp Ltd	50,500	208
Nippon Express Co Ltd	45,000	186		Portfolio Summary (unaudited)
Nippon Yusen KK	87,000	209		Country		Percent
PostNL NV (a)	1,904,202	4,990		United Kingdom		21.39%
Tokyu Corp	22,000	120		Japan		13.33%
Toll Holdings Ltd	36,425	201		France		9.34%
West Japan Railway Co	4,700	185		Germany		9.20%
		$19,964		Switzerland		8.85%
TOTAL COMMON STOCKS		$1,780,509		Netherlands		8.13%
PREFERRED STOCKS - 0.06%	Shares Held	Value(000	's)	Singapore		4.12%
				Norway		3.24%
Automobile Manufacturers - 0.05%				United States		2.85%
Bayerische Motoren Werke AG	2,950	202		Spain		2.75%
Porsche Automobil Holding SE	3,029	264		Italy		2.69%
Volkswagen AG	2,102	520		Korea, Republic Of		1.81%
		$986		Hong Kong		1.71%
Electric - 0.01%				Brazil		1.13%
RWE AG	2,070	73		Australia		1.05%
				Sweden		0.96%
TOTAL PREFERRED STOCKS		$1,059		Austria		0.96%
				China		0.92%
	Maturity			Russian Federation		0.76%
REPURCHASE AGREEMENTS - 1.67%	Amount (000's)	Value(000	's)	Denmark		0.75%
Banks- 1.67%				Ireland		0.65%
Investment in Joint Trading Account; Credit	$6,767	$6,767		Israel		0.47%
Suisse Repurchase Agreement; 0.13%				Taiwan, Province Of China		0.46%
dated 01/31/2013 maturing 02/01/2013				Luxembourg		0.38%
(collateralized by US Government				Finland		0.15%
Securities; $6,902,259; 0.00%; dated				Belgium		0.09%
05/15/15 - 02/15/38)				Portugal		0.03%
Investment in Joint Trading Account; Deutsche	4,737	4,737		New Zealand		0.01%
Bank Repurchase Agreement; 0.16% dated				Other Assets in Excess of Liabilities, Net		1.82%
01/31/2013 maturing 02/01/2013				TOTAL NET ASSETS		100.00%
(collateralized by US Government
Securities; $4,831,582; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	7,105	7,105
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $7,247,372; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)

See accompanying notes

Schedule of Investments Overseas Fund January 31, 2013 (unaudited)

Foreign Currency Contracts

Foreign Currency Sale	Counterparty	Delivery Date	Contracts to Deliver	In Exchange For	Fair Value	Net Unrealized Appreciation/(Depreciation)
Contracts
Euro	Bank of New York Mellon	02/19/2013	9,047,300	$11,552	$12,284	$(732)
Total						$(732)

All dollar amounts are shown in thousands (000's)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value		Unrealized Appreciation/(Depreciation)
Type
eMini MSCI EAFE; March 2013	Long	529	$42,503		$44,473	$1,970
S&P 500 Emini; March 2013	Long	256	18,352		19,114	762
Total						$2,732
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 98.91%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Aerospace & Defense - 2.09%			Computers (continued)
Boeing Co/The	335,032	$24,749	International Business Machines Corp	136,488	$27,717
Northrop Grumman Corp	98,176	6,385			$72,626
Teledyne Technologies Inc (a)	113,641	7,757
		$38,891	Consumer Products - 1.56%
			Clorox Co/The	81,763	6,411
Agriculture - 0.27%			Kimberly-Clark Corp	57,341	5,133
Archer-Daniels-Midland Co	177,280	5,058	Tupperware Brands Corp	132,141	10,069
			WD-40 Co	137,177	7,328
Airlines - 0.69%					$28,941
Alaska Air Group Inc (a)	200,422	9,246	Cosmetics & Personal Care - 1.14%
Cathay Pacific Airways Ltd ADR	376,105	3,663	Procter & Gamble Co/The	281,372	21,148
		$12,909
Apparel - 1.34%			Distribution & Wholesale - 0.53%
Nike Inc	460,666	24,899	Pool Corp	214,914	9,847
Automobile Manufacturers - 1.01%			Diversified Financial Services - 3.19%
Nissan Motor Co Ltd ADR	145,954	2,983	Ameriprise Financial Inc	86,616	5,744
PACCAR Inc	336,227	15,823	Charles Schwab Corp/The	1,107,412	18,306
		$18,806	Franklin Resources Inc	186,867	25,578
			T Rowe Price Group Inc	136,384	9,745
Automobile Parts & Equipment - 0.75%					$59,373
Autoliv Inc	55,782	3,671
Johnson Controls Inc	330,497	10,275	Electric - 1.03%
		$13,946	Duke Energy Corp	132,582	9,114
			Edison International	195,739	9,433
Banks - 5.74%			Xcel Energy Inc	21,794	605
City National Corp/CA	107,265	5,681			$19,152
East West Bancorp Inc	257,220	6,032
Goldman Sachs Group Inc/The	23,725	3,508	Electronics - 1.96%
JP Morgan Chase & Co	503,623	23,695	Electro Scientific Industries Inc	59,787	646
PNC Financial Services Group Inc	66,717	4,123	FEI Co	124,586	7,595
State Street Corp	183,140	10,192	FLIR Systems Inc	127,729	3,036
SVB Financial Group (a)	68,400	4,540	Thermo Fisher Scientific Inc	118,468	8,546
US Bancorp	473,390	15,669	Trimble Navigation Ltd (a)	133,577	8,349
Wells Fargo & Co	955,398	33,276	Waters Corp (a)	90,937	8,327
		$106,716			$36,499
Beverages - 2.00%			Engineering & Construction - 0.83%
Brown-Forman Corp	123,666	8,001	Granite Construction Inc	146,168	5,315
Coca Cola Hellenic Bottling Co SA ADR(a)	91,909	2,362	Jacobs Engineering Group Inc (a)	210,606	10,132
Coca-Cola Co/The	240,640	8,961			$15,447
PepsiCo Inc	245,967	17,919	Environmental Control - 0.56%
		$37,243	Darling International Inc (a)	73,272	1,236
Biotechnology - 1.48%			Energy Recovery Inc (a)	106,166	396
Gilead Sciences Inc (a)	466,854	18,417	Waste Connections Inc	243,961	8,788
Life Technologies Corp (a)	142,048	9,189			$10,420
		$27,606	Food - 2.02%
Building Materials - 0.75%			Campbell Soup Co	52,889	1,942
Apogee Enterprises Inc	255,414	6,245	Dairy Farm International Holdings Ltd ADR	196,919	11,933
Simpson Manufacturing Co Inc	235,361	7,630	General Mills Inc	319,885	13,416
		$13,875	Kroger Co/The	372,126	10,308
Chemicals - 2.63%					$37,599
EI du Pont de Nemours & Co	214,425	10,175	Gas - 1.73%
FMC Corp	178,742	10,987	Sempra Energy	429,778	32,255
International Flavors & Fragrances Inc	154,880	10,908
PPG Industries Inc	65,426	9,020
Sigma-Aldrich Corp	100,126	7,743	Healthcare - Products - 1.45%
			Becton Dickinson and Co	79,496	6,681
		$48,833	Medtronic Inc	160,978	7,501
Commercial Services - 1.63%			Techne Corp	68,328	4,898
Hertz Global Holdings Inc (a)	614,962	11,242	Varian Medical Systems Inc (a)	110,303	7,793
Robert Half International Inc	152,529	5,375			$26,873
TrueBlue Inc (a)	264,625	4,549
			Healthcare - Services - 0.92%
Weight Watchers International Inc	171,113	9,149	DaVita HealthCare Partners Inc (a)	75,406	8,703
		$30,315	Health Net Inc/CA (a)	51,525	1,401
Computers - 3.91%			Universal Health Services Inc	122,760	6,953
Apple Inc	67,102	30,552			$17,057
EMC Corp/MA (a)	583,403	14,357

See accompanying notes

Schedule of Investments
Principal Capital Appreciation Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Insurance - 2.35%			Pharmaceuticals - 6.60%
ACE Ltd	91,996	$7,850	Abbott Laboratories	302,768	$10,258
Fidelity National Financial Inc	274,445	6,888	AbbVie Inc	302,468	11,097
HCC Insurance Holdings Inc	320,200	12,385	Actavis Inc (a)	48,206	4,164
MetLife Inc	142,815	5,333	Allergan Inc/United States	261,942	27,506
StanCorp Financial Group Inc	83,187	3,235	Bristol-Myers Squibb Co	477,246	17,248
XL Group PLC	289,022	8,012	Forest Laboratories Inc (a)	79,905	2,901
		$43,703	Johnson & Johnson	249,683	18,457
Internet - 3.33%			McKesson Corp	212,882	22,402
Amazon.com Inc (a)	58,979	15,659	Teva Pharmaceutical Industries Ltd ADR	118,093	4,486
			VCA Antech Inc (a)	197,088	4,257
eBay Inc (a)	297,593	16,644
Google Inc (a)	39,171	29,601			$122,776
		$61,904	REITS - 3.58%
			Alexandria Real Estate Equities Inc	158,949	11,524
Iron & Steel - 1.12%			Annaly Capital Management Inc	81,432	1,211
Reliance Steel & Aluminum Co	184,134	11,917	Essex Property Trust Inc	52,284	8,040
Schnitzer Steel Industries Inc	304,916	8,867	HCP Inc	343,417	15,931
		$20,784	Plum Creek Timber Co Inc	101,921	4,910
Leisure Products & Services - 0.64%			Sabra Health Care REIT Inc	83,868	2,104
Ambassadors Group Inc	162,257	800	Ventas Inc	64,484	4,275
Carnival Corp	160,536	6,216	Weyerhaeuser Co	614,494	18,509
Harley-Davidson Inc	91,676	4,806			$66,504
		$11,822	Retail - 6.13%
Lodging - 0.23%			Best Buy Co Inc	33,187	540
Red Lion Hotels Corp (a)	563,839	4,212	Copart Inc (a)	382,462	13,734
			Costco Wholesale Corp	311,616	31,891
			CVS Caremark Corp	152,627	7,814
Machinery - Construction & Mining - 0.22%			Home Depot Inc/The	164,654	11,019
Caterpillar Inc	42,277	4,160	Jack in the Box Inc (a)	91,298	2,650
			Nordstrom Inc	310,260	17,136
Machinery - Diversified - 1.16%			Starbucks Corp	448,567	25,173
AGCO Corp	46,668	2,473	Yum! Brands Inc	61,205	3,975
Deere & Co	202,475	19,045			$113,932
		$21,518	Savings & Loans - 0.69%
Media - 2.46%			Washington Federal Inc	732,768	12,889
Viacom Inc	257,475	15,538
Walt Disney Co/The	561,669	30,263	Semiconductors - 3.39%
		$45,801	Applied Materials Inc	576,420	7,441
Metal Fabrication & Hardware - 0.62%			Avago Technologies Ltd	140,010	5,008
Precision Castparts Corp	62,958	11,547	Intel Corp	672,854	14,157
			Lam Research Corp (a)	199,321	8,200
			LSI Corp (a)	360,314	2,537
Mining - 0.57%			Microchip Technology Inc	319,630	10,692
Freeport-McMoRan Copper & Gold Inc	302,964	10,680	QLogic Corp (a)	214,210	2,474
			Qualcomm Inc	147,902	9,766
Miscellaneous Manufacturing - 2.03%			Supertex Inc	144,366	2,760
Aptargroup Inc	142,163	7,326			$63,035
Crane Co	140,665	7,072	Software - 5.45%
General Electric Co	1,043,576	23,251	Actuate Corp (a)	372,489	2,097
		$37,649	Adobe Systems Inc (a)	421,277	15,937
			Autodesk Inc (a)	171,545	6,670
Oil & Gas - 9.44%			BMC Software Inc (a)	100,378	4,171
Apache Corp	288,586	24,172	Informatica Corp (a)	130,656	4,836
Berry Petroleum Co	25,396	935
Chevron Corp	422,803	48,686	Microsoft Corp	1,303,425	35,805
			Omnicell Inc (a)	190,465	3,009
CNOOC Ltd ADR	24,103	4,949
Devon Energy Corp	240,532	13,756	Oracle Corp	687,822	24,424
			Tyler Technologies Inc (a)	82,070	4,436
Energen Corp	146,403	7,048
Exxon Mobil Corp	329,935	29,684			$101,385
HollyFrontier Corp	91,886	4,798	Telecommunications - 3.94%
Nabors Industries Ltd (a)	204,336	3,406	AT&T Inc	696,906	24,246
Occidental Petroleum Corp	311,097	27,461	China Mobile Ltd ADR	222,999	12,198
Total SA ADR	196,749	10,682	Cisco Systems Inc	492,625	10,133
		$175,577	Corning Inc	561,329	6,736
			Polycom Inc (a)	311,054	3,431
Oil & Gas Services - 0.59%
Natural Gas Services Group Inc (a)	227,308	4,135	Verizon Communications Inc	379,253	16,539
Schlumberger Ltd	88,174	6,882			$73,283
		$11,017

See accompanying notes

Schedule of Investments Principal Capital Appreciation Fund January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Toys, Games & Hobbies - 0.82%
Hasbro Inc	129,798	$4,850
Mattel Inc	276,923	10,421
		$15,271
Transportation - 1.88%
Con-way Inc	80,203	2,517
Expeditors International of Washington Inc	452,443	19,410
Union Pacific Corp	99,137	13,032
		$34,959
Trucking & Leasing - 0.27%
Greenbrier Cos Inc (a)	250,788	4,998
Water- 0.19%
California Water Service Group	182,700	3,563
TOTAL COMMON STOCKS		$1,839,303
	Maturity
REPURCHASE AGREEMENTS - 2.05%	Amount (000's)	Value (000's)
Banks- 2.05%
Investment in Joint Trading Account; Credit	$8,356	$8,356
Suisse Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $8,523,246; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	5,849	5,849
Bank Repurchase Agreement; 0.16% dated
1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $5,966,273; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	8,774	8,774
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $8,949,409; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	15,152	15,152
Lynch Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $15,454,946; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$38,131
TOTAL REPURCHASE AGREEMENTS		$38,131
Total Investments		$1,877,434
Liabilities in Excess of Other Assets, Net - (0.96)%		$(17,848)
TOTAL NET ASSETS - 100.00%		$1,859,586

(a) Non-Income Producing Security

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		19.07%
Financial		17.60%
Technology		12.75%
Industrial		12.37%
Consumer, Cyclical		12.14%
Energy		10.03%
Communications		9.73%
Basic Materials		4.32%
Utilities		2.95%
Liabilities in Excess of Other Assets, Net		(0.96)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments Principal LifeTime 2010 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.14%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.14%
Bond & Mortgage Securities Fund (a)	16,827,359	$185,101
Bond Market Index Fund (a)	14,091,033	154,579
Core Plus Bond Fund I (a)	16,579,540	186,851
Diversified International Fund (a)	6,621,036	70,183
Diversified Real Asset Fund (a)	5,324,666	63,843
Equity Income Fund (a)	4,419,343	91,083
Global Diversified Income Fund (a)	6,191,391	87,546
Global Multi-Strategy Fund (a)	2,082,295	21,927
Global Opportunities Fund (a),(b)	2,965	31
High Yield Fund I (a)	4,463,649	47,672
Inflation Protection Fund (a)	9,044,236	83,026
International Emerging Markets Fund (a)	1,092,603	28,757
International Equity Index Fund (a)	1,721,426	18,316
International Fund I (a)	2,815,800	33,029
LargeCap Growth Fund I (a)	11,018,450	114,482
LargeCap S&P 500 Index Fund (a)	6,858,293	71,875
LargeCap Value Fund (a)	3,340,020	38,577
LargeCap Value Fund I (a)	5,970,590	74,155
MidCap Blend Fund (a)	4,640,690	77,360
Overseas Fund (a)	6,772,000	72,189
Short-Term Income Fund (a)	11,284,283	138,571
SmallCap Growth Fund I (a),(b)	1,963,050	22,928
SmallCap Value Fund II (a)	2,123,593	23,763
		$1,705,844
TOTAL INVESTMENT COMPANIES		$1,705,844
Total Investments		$1,705,844
Liabilities in Excess of Other Assets, Net - (0.14)%		$(2,311)
TOTAL NET ASSETS - 100.00%		$1,703,533

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		46.71%
Domestic Equity Funds		30.18%
International Equity Funds		13.07%
Specialty Funds		10.18%
Liabilities in Excess of Other Assets, Net		(0.14)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2010 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	17,438,103	$188,136	255,441	$2,829	866,185	$9,582	16,827,359	$181,459
Bond Market Index Fund	14,499,995	155,118	442,693	4,904	851,655	9,446	14,091,033	150,615
Core Plus Bond Fund I	16,551,657	174,338	866,415	9,888	838,532	9,581	16,579,540	174,792
Diversified International Fund	6,754,072	95,359	190,965	1,946	324,001	3,332	6,621,036	94,070
Diversified Real Asset Fund	5,363,855	55,306	247,822	2,920	287,011	3,409	5,324,666	54,913
Equity Income Fund	4,557,042	86,570	75,851	1,485	213,550	4,240	4,419,343	83,920
Global Diversified Income Fund	6,282,506	72,213	212,903	2,983	304,018	4,275	6,191,391	70,980
Global Multi-Strategy Fund	2,160,248	21,602	47,688	497	125,641	1,316	2,082,295	20,823
Global Opportunities Fund	—	—	2,965	31	—	—	2,965	31
High Yield Fund I	4,239,172	40,605	436,012	4,719	211,535	2,301	4,463,649	43,075
Inflation Protection Fund	9,391,214	75,856	114,248	1,059	461,226	4,260	9,044,236	73,029
International Emerging Markets Fund	1,117,565	30,926	24,044	614	49,006	1,264	1,092,603	30,266
International Equity Index Fund	1,751,034	16,318	62,675	638	92,283	953	1,721,426	16,017
International Fund I	2,842,695	44,364	67,961	761	94,856	1,063	2,815,800	44,165
LargeCap Growth Fund I	10,943,485	87,523	602,458	6,024	527,493	5,340	11,018,450	88,295
LargeCap S&P 500 Index Fund	7,002,076	72,701	191,542	1,921	335,325	3,409	6,858,293	71,227
LargeCap Value Fund	3,404,034	32,914	96,494	1,051	160,508	1,776	3,340,020	32,139
LargeCap Value Fund I	6,089,677	69,403	168,368	1,975	287,455	3,423	5,970,590	67,894
MidCap Blend Fund	4,704,356	69,667	158,540	2,513	222,206	3,558	4,640,690	68,711
Overseas Fund	6,900,517	62,166	192,796	1,984	321,313	3,332	6,772,000	60,892
Short-Term Income Fund	11,724,727	140,888	144,429	1,773	584,873	7,180	11,284,283	135,558
SmallCap Growth Fund I	1,920,923	19,850	138,391	1,533	96,264	1,095	1,963,050	20,293
SmallCap Value Fund II	2,183,265	17,034	43,170	454	102,842	1,095	2,123,593	16,543

		$1,628,857		$54,502		$85,230		$1,599,707

		Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$1,269			$76			$—
Bond Market Index Fund		3,411			39			75
Core Plus Bond Fund I		6,224			147			2,228
Diversified International Fund		1,449			97			—
Diversified Real Asset Fund		871			96			1,538
Equity Income Fund		848			105			—
Global Diversified Income Fund		1,824			59			511
Global Multi-Strategy Fund		305			40			—
Global Opportunities Fund		—			—			—
High Yield Fund I		3,794			52			801
Inflation Protection Fund		420			374			—
International Emerging Markets Fund		424			(10)			—
International Equity Index Fund		529			14			—
International Fund I		597			103			—
LargeCap Growth Fund I		606			88			4,615
LargeCap S&P 500 Index Fund		1,410			14			—
LargeCap Value Fund		784			(50)			—
LargeCap Value Fund I		1,460			(61)			—
MidCap Blend Fund		958			89			1,020
Overseas Fund		1,486			74			—
Short-Term Income Fund		668			77			—
SmallCap Growth Fund I		—			5			1,368
SmallCap Value Fund II		289			150			—
		$29,626			$1,578			$12,156
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2015 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.27%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.27%
Bond & Mortgage Securities Fund (a)	7,598,517	$83,584
Bond Market Index Fund (a)	6,911,587	75,820
Core Plus Bond Fund I (a)	7,691,910	86,688
Diversified International Fund (a)	3,569,524	37,837
Diversified Real Asset Fund (a)	2,297,589	27,548
Equity Income Fund (a)	1,771,964	36,520
Global Diversified Income Fund (a)	2,139,969	30,259
Global Multi-Strategy Fund (a)	1,043,772	10,991
Global Opportunities Fund (a),(b)	18,769	196
Global Real Estate Securities Fund (a)	1,122,467	9,474
High Yield Fund I (a)	1,837,458	19,624
Inflation Protection Fund (a)	3,642,843	33,441
International Emerging Markets Fund (a)	765,757	20,155
International Equity Index Fund (a)	1,756,267	18,687
International Fund I (a)	1,553,999	18,228
LargeCap Growth Fund (a)	1,155,268	10,917
LargeCap Growth Fund I (a)	6,027,476	62,625
LargeCap S&P 500 Index Fund (a)	4,365,247	45,748
LargeCap Value Fund (a)	2,580,486	29,805
LargeCap Value Fund I (a)	4,873,789	60,532
MidCap Blend Fund (a)	1,484,171	24,741
MidCap Growth Fund III (a)	1,004,494	11,612
MidCap Value Fund I (a)	781,331	12,103
MidCap Value Fund III (a)	3,750	58
Overseas Fund (a)	3,619,878	38,588
Short-Term Income Fund (a)	2,639,421	32,412
SmallCap Growth Fund I (a),(b)	1,199,797	14,014
SmallCap Value Fund II (a)	1,204,438	13,478
		$865,685
TOTAL INVESTMENT COMPANIES		$865,685
Total Investments		$865,685
Liabilities in Excess of Other Assets, Net - (0.27)%		$(2,299)
TOTAL NET ASSETS - 100.00%		$863,386

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		38.39%
Domestic Equity Funds		37.32%
International Equity Funds		16.59%
Specialty Funds		7.97%
Liabilities in Excess of Other Assets, Net		(0.27)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2015 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	7,223,527	$68,826	462,762	$5,122	87,772		$974	7,598,517	$72,974
Bond Market Index Fund	6,449,902	69,832	547,430	6,093	85,745		959	6,911,587	74,966
Core Plus Bond Fund I	7,056,295	75,727	719,761	8,260	84,146		972	7,691,910	83,015
Diversified International Fund	3,354,362	28,897	254,642	2,604	39,480		399	3,569,524	31,102
Diversified Real Asset Fund	2,111,916	22,654	213,688	2,536	28,015		333	2,297,589	24,857
Equity Income Fund	1,684,743	32,284	106,802	2,109	19,581		381	1,771,964	34,012
Global Diversified Income Fund	1,998,853	25,608	164,894	2,318	23,778		333	2,139,969	27,593
Global Multi-Strategy Fund	981,880	9,839	75,360	788	13,468		141	1,043,772	10,486
Global Opportunities Fund	—	—	18,769	196	—		—	18,769	196
Global Real Estate Securities Fund	1,023,643	7,666	108,499	898	9,675		79	1,122,467	8,485
High Yield Fund I	1,611,034	14,251	245,027	2,673	18,603		205	1,837,458	16,719
Inflation Protection Fund	3,477,409	27,717	205,625	1,905	40,191		374	3,642,843	29,248
International Emerging Markets Fund	725,648	12,799	48,116	1,233	8,007		202	765,757	13,830
International Equity Index Fund	1,651,802	15,497	124,773	1,274	20,308		206	1,756,267	16,565
International Fund I	1,472,345	16,305	96,113	1,076	14,459		158	1,553,999	17,223
LargeCap Growth Fund	1,114,330	5,889	49,819	454	8,881		79	1,155,268	6,264
LargeCap Growth Fund I	5,514,779	39,738	579,629	5,843	66,932		670	6,027,476	44,911
LargeCap S&P 500 Index Fund	4,105,468	29,872	308,200	3,121	48,421		485	4,365,247	32,508
LargeCap Value Fund	2,430,321	19,534	177,117	1,948	26,952		292	2,580,486	21,190
LargeCap Value Fund I	4,600,754	44,303	321,714	3,809	48,679		569	4,873,789	47,543
MidCap Blend Fund	1,386,976	20,481	113,577	1,811	16,382		258	1,484,171	22,034
MidCap Growth Fund III	949,272	6,814	63,771	703	8,549		94	1,004,494	7,423
MidCap Value Fund I	752,178	7,099	35,629	518	6,476		93	781,331	7,524
MidCap Value Fund III	—	—	3,750	58	—		—	3,750	58
Overseas Fund	3,405,429	31,525	253,658	2,618	39,209		399	3,619,878	33,744
Short-Term Income Fund	2,509,453	30,257	161,971	1,989	32,003		393	2,639,421	31,853
SmallCap Growth Fund I	1,083,422	8,406	128,688	1,442	12,313		139	1,199,797	9,709
SmallCap Value Fund II	1,141,626	9,463	76,208	804	13,396		138	1,204,438	10,129

		$681,283		$64,203			$9,325		$736,161

		Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$543			$—	$			—
Bond Market Index Fund		1,578			—				34
Core Plus Bond Fund I		2,744			—				978
Diversified International Fund		747			—				—
Diversified Real Asset Fund		357			—				625
Equity Income Fund		325			—				—
Global Diversified Income Fund		605			—				167
Global Multi-Strategy Fund		143			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		520			—				—
High Yield Fund I		1,491			—				313
Inflation Protection Fund		162			—				—
International Emerging Markets Fund		286			—				—
International Equity Index Fund		517			—				—
International Fund I		320			—				—
LargeCap Growth Fund		76			—				—
LargeCap Growth Fund I		316			—				2,395
LargeCap S&P 500 Index Fund		855			—				—
LargeCap Value Fund		578			—				—
LargeCap Value Fund I		1,139			—				—
MidCap Blend Fund		292			—				310
MidCap Growth Fund III		37			—				230
MidCap Value Fund I		140			—				—
MidCap Value Fund III		—			—				—
Overseas Fund		760			—				—
Short-Term Income Fund		148			—				—
SmallCap Growth Fund I		—			—				794
SmallCap Value Fund II		156			—				—
		$14,835			$—	$			5,846
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2020 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value(000's)
Principal Funds, Inc. Institutional Class - 100.06%
Bond & Mortgage Securities Fund (a)	46,902,085	$515,923
Bond Market Index Fund (a)	38,265,178	419,769
Core Plus Bond Fund I (a)	44,567,739	502,278
Diversified International Fund (a)	26,329,166	279,089
Diversified Real Asset Fund (a)	13,742,445	164,772
Equity Income Fund (a)	8,276,301	170,575
Global Diversified Income Fund (a)	8,125,730	114,898
Global Multi-Strategy Fund (a)	6,593,882	69,434
Global Opportunities Fund (a),(b)	62,364	652
Global Real Estate Securities Fund (a)	26,319,586	222,137
High Yield Fund I (a)	9,024,661	96,383
Inflation Protection Fund (a)	15,604,866	143,253
International Emerging Markets Fund (a)	6,990,551	183,991
International Equity Index Fund (a)	17,499,055	186,190
International Fund I (a)	13,919,386	163,274
LargeCap Growth Fund (a)	15,993,992	151,143
LargeCap Growth Fund I (a)	47,885,087	497,526
LargeCap S&P 500 Index Fund (a)	36,172,136	379,084
LargeCap Value Fund (a)	22,323,358	257,835
LargeCap Value Fund I (a)	40,330,699	500,907
MidCap Blend Fund (a)	4,663,830	77,746
MidCap Growth Fund III (a)	9,506,095	109,891
MidCap Value Fund I (a)	7,799,330	120,812
MidCap Value Fund III (a)	16,925	262
Overseas Fund (a)	26,644,258	284,028
SmallCap Growth Fund I (a),(b)	8,369,207	97,752
SmallCap Value Fund II (a)	9,237,378	103,366
		$5,812,970
TOTAL INVESTMENT COMPANIES		$5,812,970
Total Investments		$5,812,970
Liabilities in Excess of Other Assets, Net - (0.06)%		$(3,671)
TOTAL NET ASSETS - 100.00%		$5,809,299

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		42.46%
Fixed Income Funds		28.89%
International Equity Funds		22.70%
Specialty Funds		6.01%
Liabilities in Excess of Other Assets, Net		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2020 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	47,589,055	$510,852	975,542	$10,797	1,662,512	$18,382	46,902,085	$503,310
Bond Market Index Fund	38,423,158	411,183	1,460,812	16,171	1,618,792	17,935	38,265,178	409,427
Core Plus Bond Fund I	43,602,885	465,752	2,576,538	29,385	1,611,684	18,382	44,567,739	476,814
Diversified International Fund	26,355,554	374,317	908,218	9,301	934,606	9,625	26,329,166	374,033
Diversified Real Asset Fund	13,538,713	142,037	714,805	8,430	511,073	6,069	13,742,445	144,410
Equity Income Fund	8,383,593	159,372	195,700	3,867	302,992	6,019	8,276,301	157,286
Global Diversified Income Fund	8,093,558	109,069	328,039	4,602	295,867	4,162	8,125,730	109,515
Global Multi-Strategy Fund	6,701,700	67,481	202,506	2,113	310,324	3,252	6,593,882	66,372
Global Opportunities Fund	—	—	62,364	651	—	—	62,364	651
Global Real Estate Securities Fund	25,303,023	189,062	1,832,188	15,122	815,625	6,774	26,319,586	197,408
High Yield Fund I	8,401,983	76,621	918,805	9,944	296,127	3,211	9,024,661	83,361
Inflation Protection Fund	15,930,933	138,341	325,963	3,014	652,030	6,020	15,604,866	135,378
International Emerging Markets Fund	7,033,537	177,421	196,339	5,047	239,325	6,170	6,990,551	176,295
International Equity Index Fund	17,456,983	161,260	701,144	7,161	659,072	6,813	17,499,055	161,647
International Fund I	13,857,617	183,062	399,941	4,496	338,172	3,777	13,919,386	183,816
LargeCap Growth Fund	16,070,552	99,076	255,728	2,332	332,288	3,020	15,993,992	98,368
LargeCap Growth Fund I	46,647,303	366,298	2,850,059	28,568	1,612,275	16,300	47,885,087	378,686
LargeCap S&P 500 Index Fund	36,222,493	343,892	1,213,050	12,235	1,263,407	12,841	36,172,136	343,282
LargeCap Value Fund	22,323,472	213,963	768,305	8,419	768,419	8,502	22,323,358	213,872
LargeCap Value Fund I	40,343,703	427,403	1,358,152	16,031	1,371,156	16,310	40,330,699	427,185
MidCap Blend Fund	4,648,389	68,165	190,754	3,037	175,313	2,810	4,663,830	68,422
MidCap Growth Fund III	9,488,458	81,563	375,522	4,132	357,885	3,964	9,506,095	81,732
MidCap Value Fund I	7,884,099	92,770	184,431	2,692	269,200	3,963	7,799,330	91,498
MidCap Value Fund III	—	—	16,925	260	—	—	16,925	260
Overseas Fund	26,663,634	244,067	908,065	9,389	927,441	9,623	26,644,258	243,816
SmallCap Growth Fund I	8,032,271	75,287	633,625	7,038	296,689	3,361	8,369,207	78,993
SmallCap Value Fund II	9,315,287	72,795	238,426	2,529	316,335	3,361	9,237,378	72,046

		$5,251,109		$226,763		$200,646		$5,277,883

		Income	Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$3,489			$43			$—
Bond Market Index Fund		9,104			8			198
Core Plus Bond Fund I		16,494			59			5,900
Diversified International Fund		5,691			40			—
Diversified Real Asset Fund		2,215			12			3,904
Equity Income Fund		1,570			66			—
Global Diversified Income Fund		2,368			6			662
Global Multi-Strategy Fund		951			30			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		12,510			(2)			—
High Yield Fund I		7,568			7			1,595
Inflation Protection Fund		717			43			—
International Emerging Markets Fund		2,687			(3)			—
International Equity Index Fund		5,307			39			—
International Fund I		2,924			35			—
LargeCap Growth Fund		1,075			(20)			—
LargeCap Growth Fund I		2,597			120			19,777
LargeCap S&P 500 Index Fund		7,335			(4)			—
LargeCap Value Fund		5,172			(8)			—
LargeCap Value Fund I		9,728			61			—
MidCap Blend Fund		952			30			1,013
MidCap Growth Fund III		358			1			2,256
MidCap Value Fund I		1,435			(1)			—
MidCap Value Fund III		—			—			—
Overseas Fund		5,779			(17)			—
SmallCap Growth Fund I		—			29			5,750
SmallCap Value Fund II		1,241			83			—
		$109,267			$657			$41,055
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2025 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.21%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.21%
Bond & Mortgage Securities Fund (a)	7,123,454	$78,358
Bond Market Index Fund (a)	7,193,772	78,916
Core Plus Bond Fund I (a)	7,101,464	80,034
Diversified International Fund (a)	5,581,383	59,163
Diversified Real Asset Fund (a)	2,145,617	25,726
Global Diversified Income Fund (a)	590,201	8,345
Global Multi-Strategy Fund (a)	1,361,191	14,333
Global Opportunities Fund (a),(b)	41,948	438
Global Real Estate Securities Fund (a)	5,829,673	49,202
High Yield Fund I (a)	2,047,460	21,867
Inflation Protection Fund (a)	2,160,812	19,836
International Emerging Markets Fund (a)	1,516,127	39,904
International Equity Index Fund (a)	2,903,255	30,891
International Fund I (a)	2,907,382	34,104
LargeCap Growth Fund (a)	3,846,302	36,348
LargeCap Growth Fund I (a)	10,700,010	111,173
LargeCap S&P 500 Index Fund (a)	7,432,106	77,888
LargeCap Value Fund (a)	5,454,861	63,004
LargeCap Value Fund I (a)	9,685,020	120,288
MidCap Blend Fund (a)	457,796	7,631
MidCap Growth Fund III (a)	2,419,106	27,965
MidCap Value Fund I (a)	1,905,441	29,515
MidCap Value Fund III (a)	14,539	225
Overseas Fund (a)	5,644,138	60,167
Preferred Securities Fund (a)	2,179,238	22,991
SmallCap Growth Fund I (a),(b)	1,774,328	20,724
SmallCap Value Fund II (a)	1,901,614	21,279
		$1,140,315
TOTAL INVESTMENT COMPANIES		$1,140,315
Total Investments		$1,140,315
Liabilities in Excess of Other Assets, Net - (0.21)%		$(2,401)
TOTAL NET ASSETS - 100.00%		$1,137,914

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		45.33%
Fixed Income Funds		26.54%
International Equity Funds		24.09%
Specialty Funds		4.25%
Liabilities in Excess of Other Assets, Net		(0.21)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2025 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	6,668,987	$64,886	467,279	$5,173	12,812		$142	7,123,454	$69,917
Bond Market Index Fund	6,643,784	71,874	562,550	6,260	12,562		141	7,193,772	77,993
Core Plus Bond Fund I	6,413,260	69,494	700,355	8,040	12,151		142	7,101,464	77,392
Diversified International Fund	5,162,846	45,445	428,326	4,379	9,789		96	5,581,383	49,728
Diversified Real Asset Fund	1,941,972	21,058	207,619	2,465	3,974		48	2,145,617	23,475
Global Diversified Income Fund	525,468	7,110	66,308	933	1,575		23	590,201	8,020
Global Multi-Strategy Fund	1,259,179	12,637	104,481	1,093	2,469		26	1,361,191	13,704
Global Opportunities Fund	—	—	41,948	438	—		—	41,948	438
Global Real Estate Securities Fund	5,207,622	38,991	631,677	5,232	9,626		78	5,829,673	44,145
High Yield Fund I	1,771,372	16,028	279,236	3,047	3,148		35	2,047,460	19,040
Inflation Protection Fund	1,987,990	17,605	177,948	1,649	5,126		48	2,160,812	19,206
International Emerging Markets Fund	1,411,224	28,428	107,636	2,759	2,733		67	1,516,127	31,120
International Equity Index Fund	2,674,170	25,565	234,930	2,395	5,845		58	2,903,255	27,902
International Fund I	2,725,072	27,913	186,921	2,092	4,611		50	2,907,382	29,955
LargeCap Growth Fund	3,633,153	22,138	219,379	2,003	6,230		55	3,846,302	24,086
LargeCap Growth Fund I	9,651,952	74,219	1,066,428	10,753	18,370		182	10,700,010	84,790
LargeCap S&P 500 Index Fund	6,890,670	53,341	554,311	5,610	12,875		128	7,432,106	58,823
LargeCap Value Fund	5,092,198	43,907	370,816	4,076	8,153		88	5,454,861	47,895
LargeCap Value Fund I	9,034,445	90,514	665,647	7,881	15,072		175	9,685,020	98,220
MidCap Blend Fund	417,961	6,247	40,748	650	913		14	457,796	6,883
MidCap Growth Fund III	2,220,020	19,887	203,657	2,247	4,571		50	2,419,106	22,084
MidCap Value Fund I	1,790,084	20,201	118,853	1,727	3,496		50	1,905,441	21,878
MidCap Value Fund III	—	—	14,539	223	—		—	14,539	223
Overseas Fund	5,227,527	50,077	426,369	4,397	9,758		97	5,644,138	54,377
Preferred Securities Fund	2,004,176	19,242	179,220	1,890	4,158		43	2,179,238	21,089
SmallCap Growth Fund I	1,574,205	12,557	203,171	2,280	3,048		34	1,774,328	14,803
SmallCap Value Fund II	1,776,082	14,986	128,923	1,360	3,391		34	1,901,614	16,312

		$874,350		$91,052			$1,904		$963,498

		Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$505			$—	$			—
Bond Market Index Fund		1,630			—				36
Core Plus Bond Fund I		2,509			—				896
Diversified International Fund		1,155			—				—
Diversified Real Asset Fund		330			—				580
Global Diversified Income Fund		163			—				45
Global Multi-Strategy Fund		184			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		2,664			—				—
High Yield Fund I		1,649			—				347
Inflation Protection Fund		94			—				—
International Emerging Markets Fund		560			—				—
International Equity Index Fund		845			—				—
International Fund I		595			—				—
LargeCap Growth Fund		251			—				—
LargeCap Growth Fund I		556			—				4,227
LargeCap S&P 500 Index Fund		1,443			—				—
LargeCap Value Fund		1,215			—				—
LargeCap Value Fund I		2,246			—				—
MidCap Blend Fund		89			—				94
MidCap Growth Fund III		87			—				547
MidCap Value Fund I		337			—				—
MidCap Value Fund III		—			—				—
Overseas Fund		1,174			—				—
Preferred Securities Fund		332			—				126
SmallCap Growth Fund I		—			—				1,165
SmallCap Value Fund II		245			—				—
		$20,858			$—	$			8,063
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2030 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value(000	's)

Principal Funds, Inc. Institutional Class - 100.01%
Bond & Mortgage Securities Fund (a)	27,440,175	$301,842
Bond Market Index Fund (a)	25,977,993	284,979
Core Plus Bond Fund I (a)	26,870,831	302,834
Diversified International Fund (a)	27,726,386	293,900
Diversified Real Asset Fund (a)	9,631,104	115,477
Global Multi-Strategy Fund (a)	6,021,934	63,411
Global Opportunities Fund (a),(b)	89,745	938
Global Real Estate Securities Fund (a)	35,448,308	299,184
High Yield Fund I (a)	10,840,691	115,779
Inflation Protection Fund (a)	9,163,571	84,122
International Emerging Markets Fund (a)	8,192,027	215,614
International Equity Index Fund (a)	13,183,418	140,271
International Fund I (a)	3,786,466	44,415
LargeCap Growth Fund (a)	24,343,135	230,043
LargeCap Growth Fund I (a)	57,321,431	595,570
LargeCap S&P 500 Index Fund (a)	36,254,965	379,952
LargeCap Value Fund (a)	26,187,668	302,467
LargeCap Value Fund I (a)	47,423,349	588,998
MidCap Growth Fund III (a)	13,923,373	160,954
MidCap Value Fund I (a)	11,118,586	172,227
MidCap Value Fund III (a)	37,021	572
Overseas Fund (a)	41,950,333	447,190
Preferred Securities Fund (a)	11,394,061	120,207
SmallCap Growth Fund I (a),(b)	9,649,450	112,706
SmallCap Value Fund II (a)	10,591,079	118,514
		$5,492,166
TOTAL INVESTMENT COMPANIES		$5,492,166
Total Investments		$5,492,166
Liabilities in Excess of Other Assets, Net - (0.01)%		$(558)
TOTAL NET ASSETS - 100.00%		$5,491,608

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		48.47%
International Equity Funds		26.26%
Fixed Income Funds		22.03%
Specialty Funds		3.25%
Liabilities in Excess of Other Assets, Net		(0.01)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2030 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	27,751,024	$297,502	703,801	$7,790	1,014,650	$11,219	27,440,175	$294,088
Bond Market Index Fund	25,904,949	276,151	1,058,294	11,731	985,250	10,908	25,977,993	276,969
Core Plus Bond Fund I	26,185,860	281,930	1,669,973	19,074	985,002	11,220	26,870,831	289,785
Diversified International Fund	27,684,938	384,780	1,126,394	11,517	1,084,946	11,200	27,726,386	385,219
Diversified Real Asset Fund	9,450,154	100,061	544,785	6,434	363,835	4,315	9,631,104	102,181
Global Multi-Strategy Fund	6,089,561	61,408	223,370	2,333	290,997	3,049	6,021,934	60,707
Global Opportunities Fund	—	—	89,745	937	—	—	89,745	937
Global Real Estate Securities Fund	33,965,572	254,968	2,605,389	21,507	1,122,653	9,333	35,448,308	267,130
High Yield Fund I	10,052,995	92,024	1,142,301	12,378	354,605	3,835	10,840,691	100,572
Inflation Protection Fund	9,328,047	82,991	251,253	2,326	415,729	3,837	9,163,571	81,488
International Emerging Markets Fund	8,215,747	200,130	270,893	6,943	294,613	7,629	8,192,027	199,439
International Equity Index Fund	13,195,035	127,484	610,110	6,218	621,727	6,444	13,183,418	127,237
International Fund I	3,126,793	47,887	659,673	7,379	—	—	3,786,466	55,266
LargeCap Growth Fund	24,543,552	168,817	571,001	5,206	771,418	7,084	24,343,135	166,926
LargeCap Growth Fund I	55,686,021	437,229	3,718,876	37,297	2,083,466	21,099	57,321,431	453,490
LargeCap S&P 500 Index Fund	36,182,247	339,003	1,391,050	14,020	1,318,332	13,426	36,254,965	339,599
LargeCap Value Fund	26,063,948	253,921	988,586	10,823	864,866	9,590	26,187,668	255,151
LargeCap Value Fund I	47,227,344	501,187	1,757,062	20,715	1,561,057	18,617	47,423,349	503,304
MidCap Growth Fund III	13,845,420	130,588	620,320	6,822	542,367	6,020	13,923,373	131,388
MidCap Value Fund I	11,218,560	137,323	307,608	4,469	407,582	6,020	11,118,586	135,771
MidCap Value Fund III	—	—	37,021	570	—	—	37,021	570
Overseas Fund	42,468,708	395,398	1,011,150	10,453	1,529,525	15,874	41,950,333	389,975
Preferred Securities Fund	11,334,753	115,461	422,877	4,452	363,569	3,836	11,394,061	116,077
SmallCap Growth Fund I	9,210,733	85,461	757,924	8,426	319,207	3,623	9,649,450	90,260
SmallCap Value Fund II	10,625,099	84,411	305,094	3,221	339,114	3,622	10,591,079	84,061

		$4,856,115		$243,041		$191,800		$4,907,590

		Income	Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$2,040			$15			$—
Bond Market Index Fund		6,168			(5)			135
Core Plus Bond Fund I		9,947			1			3,560
Diversified International Fund		6,007			122			—
Diversified Real Asset Fund		1,554			1			2,738
Global Multi-Strategy Fund		868			15			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		16,871			(12)			—
High Yield Fund I		9,091			5			1,917
Inflation Protection Fund		422			8			—
International Emerging Markets Fund		3,154			(5)			—
International Equity Index Fund		4,030			(21)			—
International Fund I		736			—			—
LargeCap Growth Fund		1,647			(13)			—
LargeCap Growth Fund I		3,113			63			23,715
LargeCap S&P 500 Index Fund		7,358			2			—
LargeCap Value Fund		6,064			(3)			—
LargeCap Value Fund I		11,437			19			—
MidCap Growth Fund III		525			(2)			3,308
MidCap Value Fund I		2,050			(1)			—
MidCap Value Fund III		—			—			—
Overseas Fund		9,167			(2)			—
Preferred Securities Fund		1,801			—			689
SmallCap Growth Fund I		—			(4)			6,627
SmallCap Value Fund II		1,422			51			—
		$105,472			$234			$42,689
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2035 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.16%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.16%
Bond & Mortgage Securities Fund (a)	2,644,219	$29,086
Bond Market Index Fund (a)	2,866,107	31,441
Core Plus Bond Fund I (a)	2,601,012	29,313
Diversified International Fund (a)	4,487,727	47,570
Diversified Real Asset Fund (a)	1,087,902	13,044
Global Multi-Strategy Fund (a)	874,640	9,210
Global Opportunities Fund (a),(b)	27,783	290
Global Real Estate Securities Fund (a)	5,128,926	43,288
High Yield Fund I (a)	1,507,655	16,102
Inflation Protection Fund (a)	638,320	5,860
International Emerging Markets Fund (a)	1,233,951	32,478
International Equity Index Fund (a)	2,086,766	22,203
International Fund I (a)	2,397,452	28,122
LargeCap Growth Fund (a)	3,712,439	35,083
LargeCap Growth Fund I (a)	8,785,031	91,277
LargeCap S&P 500 Index Fund (a)	5,420,132	56,803
LargeCap Value Fund (a)	4,113,130	47,507
LargeCap Value Fund I (a)	7,132,699	88,588
MidCap Growth Fund III (a)	1,952,166	22,567
MidCap Value Fund I (a)	1,535,681	23,788
MidCap Value Fund III (a)	11,180	173
Overseas Fund (a)	4,581,376	48,837
Preferred Securities Fund (a)	1,301,650	13,732
SmallCap Growth Fund I (a),(b)	1,335,070	15,594
SmallCap Value Fund II (a)	1,459,647	16,333
		$768,289
TOTAL INVESTMENT COMPANIES		$768,289
Total Investments		$768,289
Liabilities in Excess of Other Assets, Net - (0.16)%		$(1,229)
TOTAL NET ASSETS - 100.00%		$767,060

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51.82%
International Equity Funds		29.08%
Fixed Income Funds		16.36%
Specialty Funds		2.90%
Liabilities in Excess of Other Assets, Net		(0.16)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2035 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	2,446,092	$23,733	205,277	$2,272	7,150		$80	2,644,219	$25,925
Bond Market Index Fund	2,632,321	28,680	240,969	2,682	7,183		80	2,866,107	31,282
Core Plus Bond Fund I	2,319,299	25,182	288,599	3,314	6,886		80	2,601,012	28,416
Diversified International Fund	4,117,315	35,801	381,425	3,892	11,013		112	4,487,727	39,581
Diversified Real Asset Fund	970,988	10,588	120,064	1,426	3,150		37	1,087,902	11,977
Global Multi-Strategy Fund	802,712	8,060	74,114	775	2,186		23	874,640	8,812
Global Opportunities Fund	—	—	27,783	290	—		—	27,783	290
Global Real Estate Securities Fund	4,561,646	34,081	578,761	4,789	11,481		94	5,128,926	38,776
High Yield Fund I	1,296,848	11,745	214,142	2,337	3,335		37	1,507,655	14,045
Inflation Protection Fund	586,359	5,164	53,922	500	1,961		19	638,320	5,645
International Emerging Markets Fund	1,140,960	23,245	96,053	2,456	3,062		77	1,233,951	25,624
International Equity Index Fund	1,909,488	18,570	182,690	1,859	5,412		54	2,086,766	20,375
International Fund I	2,226,655	23,398	176,642	1,973	5,845		65	2,397,452	25,306
LargeCap Growth Fund	3,473,334	22,655	248,125	2,263	9,020		81	3,712,439	24,837
LargeCap Growth Fund I	7,859,064	62,234	947,882	9,554	21,915		217	8,785,031	71,571
LargeCap S&P 500 Index Fund	4,984,430	39,367	449,247	4,540	13,545		135	5,420,132	43,772
LargeCap Value Fund	3,804,962	32,950	317,366	3,484	9,198		100	4,113,130	36,334
LargeCap Value Fund I	6,580,152	65,925	569,707	6,737	17,160		199	7,132,699	72,463
MidCap Growth Fund III	1,772,470	16,084	185,161	2,040	5,465		59	1,952,166	18,065
MidCap Value Fund I	1,427,501	16,325	112,317	1,629	4,137		58	1,535,681	17,896
MidCap Value Fund III	—	—	11,180	172	—		—	11,180	172
Overseas Fund	4,211,774	40,370	380,542	3,915	10,940		110	4,581,376	44,175
Preferred Securities Fund	1,202,375	11,449	102,221	1,078	2,946		31	1,301,650	12,496
SmallCap Growth Fund I	1,176,550	9,437	161,789	1,816	3,269		36	1,335,070	11,217
SmallCap Value Fund II	1,355,894	11,559	107,289	1,129	3,536		37	1,459,647	12,651

		$576,602		$66,922			$1,821		$641,703

		Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$186			$—	$			—
Bond Market Index Fund		648			—				14
Core Plus Bond Fund I		913			—				327
Diversified International Fund		925			—				—
Diversified Real Asset Fund		166			—				293
Global Multi-Strategy Fund		118			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		2,338			—				—
High Yield Fund I		1,211			—				255
Inflation Protection Fund		28			—				—
International Emerging Markets Fund		454			—				—
International Equity Index Fund		605			—				—
International Fund I		488			—				—
LargeCap Growth Fund		241			—				—
LargeCap Growth Fund I		454			—				3,461
LargeCap S&P 500 Index Fund		1,048			—				—
LargeCap Value Fund		912			—				—
LargeCap Value Fund I		1,646			—				—
MidCap Growth Fund III		70			—				440
MidCap Value Fund I		271			—				—
MidCap Value Fund III		—			—				—
Overseas Fund		948			—				—
Preferred Securities Fund		199			—				75
SmallCap Growth Fund I		—			—				875
SmallCap Value Fund II		188			—				—
		$14,057			$—	$			5,740
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2040 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.10%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.10%
Bond & Mortgage Securities Fund (a)	8,635,669	$94,992
Bond Market Index Fund (a)	8,510,917	93,365
Core Plus Bond Fund I (a)	8,422,300	94,919
Diversified International Fund (a)	21,873,767	231,862
Diversified Real Asset Fund (a)	4,726,901	56,676
Global Multi-Strategy Fund (a)	3,797,787	39,991
Global Opportunities Fund (a),(b)	60,798	635
Global Real Estate Securities Fund (a)	21,948,222	185,243
High Yield Fund I (a)	6,523,699	69,673
International Emerging Markets Fund (a)	5,864,321	154,349
International Equity Index Fund (a)	10,332,314	109,936
International Fund I (a)	12,062,327	141,491
LargeCap Growth Fund (a)	18,600,390	175,774
LargeCap Growth Fund I (a)	39,997,857	415,578
LargeCap S&P 500 Index Fund (a)	24,311,714	254,787
LargeCap Value Fund (a)	18,958,313	218,968
LargeCap Value Fund I (a)	33,525,921	416,392
MidCap Growth Fund III (a)	8,342,876	96,444
MidCap Value Fund I (a)	6,327,357	98,011
MidCap Value Fund III (a)	23,697	366
Overseas Fund (a)	22,105,386	235,643
Preferred Securities Fund (a)	5,652,408	59,633
SmallCap Growth Fund I (a),(b)	6,468,921	75,557
SmallCap Value Fund II (a)	6,791,244	75,994
		$3,396,279
TOTAL INVESTMENT COMPANIES		$3,396,279
Total Investments		$3,396,279
Liabilities in Excess of Other Assets, Net - (0.10)%		$(3,382)
TOTAL NET ASSETS - 100.00%		$3,392,897

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		53.86%
International Equity Funds		31.23%
Fixed Income Funds		12.16%
Specialty Funds		2.85%
Liabilities in Excess of Other Assets, Net		(0.10)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2040 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	8,707,486	$93,047	268,258	$2,969	340,075	$3,763	8,635,669	$92,256
Bond Market Index Fund	8,446,329	90,877	372,272	4,132	307,684	3,413	8,510,917	91,597
Core Plus Bond Fund I	8,183,610	87,929	568,201	6,496	329,511	3,762	8,422,300	90,664
Diversified International Fund	21,734,595	279,628	966,547	9,867	827,375	8,530	21,873,767	280,972
Diversified Real Asset Fund	4,622,107	49,114	290,935	3,438	186,141	2,210	4,726,901	50,343
Global Multi-Strategy Fund	3,813,798	38,536	154,196	1,610	170,207	1,783	3,797,787	38,368
Global Opportunities Fund	—	—	60,798	635	—	—	60,798	635
Global Real Estate Securities Fund	20,989,517	156,685	1,741,222	14,377	782,517	6,506	21,948,222	164,542
High Yield Fund I	6,032,874	56,270	716,857	7,776	226,032	2,454	6,523,699	61,593
International Emerging Markets Fund	5,858,821	137,608	218,436	5,590	212,936	5,514	5,864,321	137,682
International Equity Index Fund	10,254,369	99,442	506,790	5,161	428,845	4,434	10,332,314	100,170
International Fund I	11,974,901	151,091	453,379	5,072	365,953	4,116	12,062,327	152,048
LargeCap Growth Fund	18,701,848	129,770	519,538	4,729	620,996	5,718	18,600,390	128,776
LargeCap Growth Fund I	38,740,296	304,375	2,816,879	28,250	1,559,318	15,826	39,997,857	316,797
LargeCap S&P 500 Index Fund	24,188,154	216,229	1,063,879	10,716	940,319	9,576	24,311,714	217,368
LargeCap Value Fund	18,810,953	180,534	800,983	8,762	653,623	7,243	18,958,313	182,050
LargeCap Value Fund I	33,305,304	351,209	1,420,595	16,739	1,199,978	14,301	33,525,921	353,618
MidCap Growth Fund III	8,277,744	77,464	434,612	4,776	369,480	4,102	8,342,876	78,136
MidCap Value Fund I	6,379,147	76,922	226,412	3,285	278,202	4,103	6,327,357	76,104
MidCap Value Fund III	—	—	23,697	364	—	—	23,697	364
Overseas Fund	21,961,454	205,793	964,617	9,934	820,685	8,530	22,105,386	207,203
Preferred Securities Fund	5,601,343	55,721	225,577	2,375	174,512	1,842	5,652,408	56,254
SmallCap Growth Fund I	6,154,842	56,628	535,218	5,953	221,139	2,516	6,468,921	60,064
SmallCap Value Fund II	6,795,760	53,968	231,075	2,433	235,591	2,518	6,791,244	53,911

		$2,948,840		$165,439		$122,760		$2,991,515

		Income	Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$641			$3			$—
Bond Market Index Fund		2,013			1			44
Core Plus Bond Fund I		3,112			1			1,113
Diversified International Fund		4,726			7			—
Diversified Real Asset Fund		762			1			1,340
Global Multi-Strategy Fund		544			5			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		10,442			(14)			—
High Yield Fund I		5,461			1			1,151
International Emerging Markets Fund		2,254			(2)			—
International Equity Index Fund		3,139			1			—
International Fund I		2,544			1			—
LargeCap Growth Fund		1,257			(5)			—
LargeCap Growth Fund I		2,168			(2)			16,510
LargeCap S&P 500 Index Fund		4,925			(1)			—
LargeCap Value Fund		4,381			(3)			—
LargeCap Value Fund I		8,074			(29)			—
MidCap Growth Fund III		314			(2)			1,979
MidCap Value Fund I		1,167			—			—
MidCap Value Fund III		—			—			—
Overseas Fund		4,793			6			—
Preferred Securities Fund		892			—			341
SmallCap Growth Fund I		—			(1)			4,431
SmallCap Value Fund II		910			28			—
		$64,519			$(4)			$26,909
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2045 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.02%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.02%
Bond & Mortgage Securities Fund (a)	736,384	$8,100
Bond Market Index Fund (a)	668,280	7,331
Core Plus Bond Fund I (a)	699,374	7,882
Diversified International Fund (a)	2,704,858	28,672
Diversified Real Asset Fund (a)	460,634	5,523
Global Multi-Strategy Fund (a)	446,074	4,697
Global Opportunities Fund (a),(b)	25,565	267
Global Real Estate Securities Fund (a)	2,731,076	23,050
High Yield Fund I (a)	916,712	9,791
International Emerging Markets Fund (a)	694,000	18,266
International Equity Index Fund (a)	1,274,005	13,555
International Fund I (a)	1,389,612	16,300
LargeCap Growth Fund (a)	2,110,460	19,944
LargeCap Growth Fund I (a)	4,900,385	50,915
LargeCap S&P 500 Index Fund (a)	2,990,016	31,335
LargeCap Value Fund (a)	2,315,716	26,747
LargeCap Value Fund I (a)	4,016,939	49,890
MidCap Growth Fund III (a)	1,054,562	12,191
MidCap Value Fund I (a)	828,091	12,827
MidCap Value Fund III (a)	9,296	144
Overseas Fund (a)	2,735,186	29,157
Preferred Securities Fund (a)	863,363	9,108
SmallCap Growth Fund I (a),(b)	727,207	8,494
SmallCap Value Fund II (a)	793,990	8,885
		$403,071
TOTAL INVESTMENT COMPANIES		$403,071
Total Investments		$403,071
Liabilities in Excess of Other Assets, Net - (0.02)%		$(71)
TOTAL NET ASSETS - 100.00%		$403,000

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		54.89%
International Equity Funds		32.11%
Fixed Income Funds		10.48%
Specialty Funds		2.54%
Liabilities in Excess of Other Assets, Net		(0.02)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2045 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	680,079	$6,788	58,537	$648	2,232		$26	736,384	$7,410
Bond Market Index Fund	609,628	6,602	60,811	677	2,159		25	668,280	7,254
Core Plus Bond Fund I	621,119	6,777	80,397	923	2,142		24	699,374	7,676
Diversified International Fund	2,454,156	22,136	259,244	2,647	8,542		85	2,704,858	24,698
Diversified Real Asset Fund	407,887	4,497	54,372	646	1,625		19	460,634	5,124
Global Multi-Strategy Fund	403,915	4,100	43,606	456	1,447		15	446,074	4,541
Global Opportunities Fund	—	—	25,565	267	—		—	25,565	267
Global Real Estate Securities Fund	2,404,812	17,864	334,179	2,769	7,915		65	2,731,076	20,568
High Yield Fund I	789,398	7,537	129,508	1,413	2,194		24	916,712	8,926
International Emerging Markets Fund	634,329	13,507	61,928	1,584	2,257		57	694,000	15,034
International Equity Index Fund	1,161,459	11,550	116,633	1,187	4,087		41	1,274,005	12,696
International Fund I	1,282,516	13,064	111,490	1,244	4,394		48	1,389,612	14,260
LargeCap Growth Fund	1,957,102	13,312	159,967	1,459	6,609		59	2,110,460	14,712
LargeCap Growth Fund I	4,331,006	35,445	585,416	5,906	16,037		160	4,900,385	41,191
LargeCap S&P 500 Index Fund	2,721,659	22,183	277,941	2,810	9,584		95	2,990,016	24,898
LargeCap Value Fund	2,121,409	18,688	201,020	2,209	6,713		72	2,315,716	20,825
LargeCap Value Fund I	3,662,644	37,170	367,096	4,343	12,801		148	4,016,939	41,365
MidCap Growth Fund III	946,503	8,829	111,848	1,233	3,789		41	1,054,562	10,021
MidCap Value Fund I	764,526	8,945	66,441	962	2,876		41	828,091	9,866
MidCap Value Fund III	—	—	9,296	143	—		—	9,296	143
Overseas Fund	2,485,763	24,287	257,915	2,656	8,492		86	2,735,186	26,857
Preferred Securities Fund	794,683	7,788	70,971	748	2,291		24	863,363	8,512
SmallCap Growth Fund I	634,445	5,316	95,033	1,068	2,271		25	727,207	6,359
SmallCap Value Fund II	730,373	6,323	66,094	696	2,477		25	793,990	6,994

		$302,708		$38,694			$1,205		$340,197

		Income		Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$52			$—	$			—
Bond Market Index Fund		151			—				3
Core Plus Bond Fund I		245			—				88
Diversified International Fund		555			—				—
Diversified Real Asset Fund		70			—				124
Global Multi-Strategy Fund		60			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		1,241			—				—
High Yield Fund I		737			—				155
International Emerging Markets Fund		254			—				—
International Equity Index Fund		370			—				—
International Fund I		283			—				—
LargeCap Growth Fund		136			—				—
LargeCap Growth Fund I		252			—				1,919
LargeCap S&P 500 Index Fund		575			—				—
LargeCap Value Fund		511			—				—
LargeCap Value Fund I		922			—				—
MidCap Growth Fund III		38			—				236
MidCap Value Fund I		146			—				—
MidCap Value Fund III		—			—				—
Overseas Fund		564			—				—
Preferred Securities Fund		132			—				50
SmallCap Growth Fund I		—			—				474
SmallCap Value Fund II		102			—				—
		$7,396			$—	$			3,049
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2050 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.97%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.97%
Bond & Mortgage Securities Fund (a)	1,827,766	$20,105
Bond Market Index Fund (a)	511,933	5,616
Core Plus Bond Fund I (a)	1,786,504	20,134
Diversified International Fund (a)	10,814,053	114,629
Diversified Real Asset Fund (a)	1,627,171	19,510
Global Multi-Strategy Fund (a)	1,652,298	17,399
Global Opportunities Fund (a),(b)	63,595	665
Global Real Estate Securities Fund (a)	10,454,440	88,235
High Yield Fund I (a)	3,125,808	33,384
International Emerging Markets Fund (a)	2,821,580	74,264
International Equity Index Fund (a)	5,268,784	56,060
International Fund I (a)	5,258,625	61,684
LargeCap Growth Fund (a)	9,017,170	85,212
LargeCap Growth Fund I (a)	18,900,724	196,378
LargeCap S&P 500 Index Fund (a)	11,504,971	120,572
LargeCap Value Fund (a)	8,856,387	102,291
LargeCap Value Fund I (a)	15,791,122	196,126
MidCap Growth Fund III (a)	3,544,041	40,969
MidCap Value Fund I (a)	2,914,637	45,148
MidCap Value Fund III (a)	22,545	349
Overseas Fund (a)	11,051,476	117,809
Preferred Securities Fund (a)	3,357,097	35,417
SmallCap Growth Fund I (a),(b)	2,979,302	34,798
SmallCap Value Fund II (a)	3,252,299	36,393
		$1,523,147
TOTAL INVESTMENT COMPANIES		$1,523,147
Total Investments		$1,523,147
Other Assets in Excess of Liabilities, Net - 0.03%		$437
TOTAL NET ASSETS - 100.00%		$1,523,584

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.31%
International Equity Funds		33.69%
Fixed Income Funds		7.55%
Specialty Funds		2.42%
Other Assets in Excess of Liabilities, Net		0.03%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2050 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	1,790,526	$19,240	91,704	$1,015	54,464	$603	1,827,766	$19,652
Bond Market Index Fund	495,747	5,219	29,345	326	13,159	147	511,933	5,398
Core Plus Bond Fund I	1,686,519	18,154	152,422	1,743	52,437	599	1,786,504	19,298
Diversified International Fund	10,445,527	130,303	689,791	7,071	321,265	3,295	10,814,053	134,079
Diversified Real Asset Fund	1,543,607	16,281	137,183	1,625	53,619	636	1,627,171	17,270
Global Multi-Strategy Fund	1,604,830	16,210	102,339	1,070	54,871	574	1,652,298	16,706
Global Opportunities Fund	—	—	63,595	664	—	—	63,595	664
Global Real Estate Securities Fund	9,739,526	72,285	996,327	8,244	281,413	2,333	10,454,440	78,198
High Yield Fund I	2,818,184	28,199	387,305	4,206	79,681	866	3,125,808	31,540
International Emerging Markets Fund	2,743,792	65,665	159,907	4,111	82,119	2,115	2,821,580	67,661
International Equity Index Fund	5,100,215	50,505	334,064	3,412	165,495	1,703	5,268,784	52,213
International Fund I	5,109,802	62,958	279,586	3,137	130,763	1,463	5,258,625	64,632
LargeCap Growth Fund	8,855,684	60,832	383,391	3,510	221,905	2,036	9,017,170	62,307
LargeCap Growth Fund I	17,787,857	141,400	1,682,321	16,946	569,454	5,763	18,900,724	152,583
LargeCap S&P 500 Index Fund	11,130,861	99,994	708,587	7,174	334,477	3,393	11,504,971	103,774
LargeCap Value Fund	8,567,578	81,304	527,222	5,800	238,413	2,629	8,856,387	84,473
LargeCap Value Fund I	15,279,713	160,822	960,541	11,387	449,132	5,330	15,791,122	166,875
MidCap Growth Fund III	3,398,757	30,113	279,180	3,086	133,896	1,482	3,544,041	31,717
MidCap Value Fund I	2,856,778	33,940	158,854	2,315	100,995	1,482	2,914,637	34,773
MidCap Value Fund III	—	—	22,545	347	—	—	22,545	347
Overseas Fund	10,680,841	100,270	689,510	7,131	318,875	3,296	11,051,476	104,105
Preferred Securities Fund	3,251,893	33,339	185,621	1,957	80,417	848	3,357,097	34,448
SmallCap Growth Fund I	2,763,115	26,028	296,535	3,317	80,348	912	2,979,302	28,433
SmallCap Value Fund II	3,173,755	25,466	164,492	1,743	85,948	912	3,252,299	26,303

		$1,278,527		$101,337		$42,417		$1,337,449

		Income	Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$133			$—			$—
Bond Market Index Fund		119			—			3
Core Plus Bond Fund I		646			—			231
Diversified International Fund		2,289			—			—
Diversified Real Asset Fund		257			—			451
Global Multi-Strategy Fund		231			—			—
Global Opportunities Fund		—			—			—
Global Real Estate Securities Fund		4,881			2			—
High Yield Fund I		2,569			1			541
International Emerging Markets Fund		1,064			—			—
International Equity Index Fund		1,573			(1)			—
International Fund I		1,094			—			—
LargeCap Growth Fund		599			1			—
LargeCap Growth Fund I		1,003			—			7,638
LargeCap S&P 500 Index Fund		2,283			(1)			—
LargeCap Value Fund		2,009			(2)			—
LargeCap Value Fund I		3,732			(4)			—
MidCap Growth Fund III		130			—			820
MidCap Value Fund I		528			—			—
MidCap Value Fund III		—			—			—
Overseas Fund		2,349			—			—
Preferred Securities Fund		523			—			199
SmallCap Growth Fund I		—			—			2,002
SmallCap Value Fund II		428			6			—
		$28,440			$2			$11,885
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime 2055 Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.89%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.89%
Bond & Mortgage Securities Fund (a)	89,381	$983
Bond Market Index Fund (a)	24,536	269
Core Plus Bond Fund I (a)	86,391	974
Diversified International Fund (a)	512,454	5,432
Diversified Real Asset Fund (a)	75,471	905
Global Multi-Strategy Fund (a)	84,898	894
Global Opportunities Fund (a),(b)	14,909	156
Global Real Estate Securities Fund (a)	517,634	4,369
High Yield Fund I (a)	177,961	1,901
International Emerging Markets Fund (a)	141,395	3,721
International Equity Index Fund (a)	263,232	2,801
International Fund I (a)	287,004	3,367
LargeCap Growth Fund (a)	412,997	3,903
LargeCap Growth Fund I (a)	959,523	9,969
LargeCap S&P 500 Index Fund (a)	584,172	6,122
LargeCap Value Fund (a)	437,500	5,053
LargeCap Value Fund I (a)	787,871	9,785
MidCap Growth Fund III (a)	197,584	2,284
MidCap Value Fund I (a)	151,268	2,343
MidCap Value Fund III (a)	5,250	81
Overseas Fund (a)	565,732	6,031
Preferred Securities Fund (a)	156,210	1,648
SmallCap Growth Fund I (a),(b)	140,372	1,639
SmallCap Value Fund II (a)	149,382	1,672
		$76,302
TOTAL INVESTMENT COMPANIES		$76,302
Total Investments		$76,302
Other Assets in Excess of Liabilities, Net - 0.11%		$82
TOTAL NET ASSETS - 100.00%		$76,384

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		56.00%
International Equity Funds		33.98%
Fixed Income Funds		7.56%
Specialty Funds		2.35%
Other Assets in Excess of Liabilities, Net		0.11%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime 2055 Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	76,243	$772	14,232	$158	1,094		$12	89,381	$918
Bond Market Index Fund	21,214	228	3,629	40	307		2	24,536	266
Core Plus Bond Fund I	70,859	782	16,568	190	1,036		11	86,391	961
Diversified International Fund	423,495	3,965	95,375	974	6,416		65	512,454	4,874
Diversified Real Asset Fund	60,139	670	16,422	196	1,090		14	75,471	852
Global Multi-Strategy Fund	70,064	713	15,873	166	1,039		11	84,898	868
Global Opportunities Fund	—	—	14,909	156	—		—	14,909	156
Global Real Estate Securities Fund	422,960	3,134	100,415	833	5,741		48	517,634	3,919
High Yield Fund I	144,413	1,431	35,112	384	1,564		18	177,961	1,797
International Emerging Markets Fund	119,564	2,710	23,542	602	1,711		43	141,395	3,269
International Equity Index Fund	227,887	2,253	38,410	389	3,065		30	263,232	2,612
International Fund I	253,502	2,644	36,620	407	3,118		35	287,004	3,016
LargeCap Growth Fund	357,875	2,595	59,922	547	4,800		44	412,997	3,098
LargeCap Growth Fund I	782,474	6,740	188,823	1,908	11,774		118	959,523	8,530
LargeCap S&P 500 Index Fund	493,270	4,180	97,785	991	6,883		69	584,172	5,102
LargeCap Value Fund	372,286	3,390	70,127	773	4,913		54	437,500	4,109
LargeCap Value Fund I	666,702	6,939	130,585	1,550	9,416		111	787,871	8,378
MidCap Growth Fund III	161,035	1,559	39,337	435	2,788		30	197,584	1,964
MidCap Value Fund I	130,435	1,575	22,940	332	2,107		30	151,268	1,877
MidCap Value Fund III	—	—	5,250	81	—		—	5,250	81
Overseas Fund	476,267	4,747	95,831	986	6,366		65	565,732	5,668
Preferred Securities Fund	133,956	1,327	23,899	252	1,645		17	156,210	1,562
SmallCap Growth Fund I	113,294	1,025	28,746	325	1,668		19	140,372	1,331
SmallCap Value Fund II	126,933	1,126	24,253	256	1,804		19	149,382	1,363

		$54,505		$12,931			$865		$66,571

		Income	Realized Gain/Loss on Investments				Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$6			$—	$			—
Bond Market Index Fund		5			—				—
Core Plus Bond Fund I		29			—				10
Diversified International Fund		99			—				—
Diversified Real Asset Fund		11			—				19
Global Multi-Strategy Fund		11			—				—
Global Opportunities Fund		—			—				—
Global Real Estate Securities Fund		225			—				—
High Yield Fund I		138			—				29
International Emerging Markets Fund		49			—				—
International Equity Index Fund		75			—				—
International Fund I		57			—				—
LargeCap Growth Fund		25			—				—
LargeCap Growth Fund I		47			—				359
LargeCap S&P 500 Index Fund		107			—				—
LargeCap Value Fund		92			—				—
LargeCap Value Fund I		172			—				—
MidCap Growth Fund III		7			—				42
MidCap Value Fund I		26			—				—
MidCap Value Fund III		—			—				—
Overseas Fund		111			—				—
Preferred Securities Fund		23			—				9
SmallCap Growth Fund I		—			—				87
SmallCap Value Fund II		18			—				—
		$1,333			$—	$			555
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments Principal LifeTime Strategic Income Fund January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.08%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.08%
Bond & Mortgage Securities Fund (a)	10,337,022	$113,707
Bond Market Index Fund (a)	9,022,080	98,972
Core Plus Bond Fund I (a)	10,144,566	114,329
Diversified International Fund (a)	1,520,762	16,120
Diversified Real Asset Fund (a)	3,146,904	37,731
Equity Income Fund (a)	2,594,764	53,478
Global Diversified Income Fund (a)	3,805,282	53,807
Global Multi-Strategy Fund (a)	1,199,819	12,634
Global Opportunities Fund (a),(b)	532	6
High Yield Fund I (a)	2,643,972	28,238
Inflation Protection Fund (a)	6,488,149	59,561
International Emerging Markets Fund (a)	216,433	5,696
International Equity Index Fund (a)	352,233	3,748
International Fund I (a)	471,620	5,532
LargeCap Growth Fund I (a)	2,517,672	26,159
LargeCap S&P 500 Index Fund (a)	1,652,349	17,317
MidCap Blend Fund (a)	1,175,676	19,599
Overseas Fund (a)	1,558,292	16,611
Short-Term Income Fund (a)	8,722,816	107,116
SmallCap Growth Fund I (a),(b)	377,353	4,407
SmallCap Value Fund II (a)	412,854	4,620
		$799,388
TOTAL INVESTMENT COMPANIES		$799,388
Total Investments		$799,388
Liabilities in Excess of Other Assets, Net - (0.08)%		$(619)
TOTAL NET ASSETS - 100.00%		$798,769

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		65.35%
Domestic Equity Funds		15.72%
Specialty Funds		13.04%
International Equity Funds		5.97%
Liabilities in Excess of Other Assets, Net		(0.08)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
Principal LifeTime Strategic Income Fund
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	10,246,674	$110,683	431,216	$4,775	340,868	$3,772	10,337,022	$111,686
Bond Market Index Fund	8,811,876	94,467	549,915	6,112	339,711	3,773	9,022,080	96,806
Core Plus Bond Fund I	9,689,788	102,807	784,254	8,978	329,476	3,773	10,144,566	108,012
Diversified International Fund	1,487,814	18,451	80,163	817	47,215	483	1,520,762	18,786
Diversified Real Asset Fund	3,024,678	31,886	232,182	2,744	109,956	1,308	3,146,904	33,322
Equity Income Fund	2,564,909	48,711	110,232	2,161	80,377	1,595	2,594,764	49,282
Global Diversified Income Fund	3,700,581	40,321	211,472	2,964	106,771	1,504	3,805,282	41,782
Global Multi-Strategy Fund	1,187,499	11,884	49,941	521	37,621	395	1,199,819	12,011
Global Opportunities Fund	—	—	532	6	—	—	532	6
High Yield Fund I	2,407,717	23,563	320,120	3,477	83,865	915	2,643,972	26,125
Inflation Protection Fund	6,448,410	55,861	237,615	2,203	197,876	1,830	6,488,149	56,236
International Emerging Markets Fund	212,847	5,100	11,209	287	7,623	196	216,433	5,191
International Equity Index Fund	343,135	3,282	24,754	252	15,656	161	352,233	3,373
International Fund I	460,107	6,816	25,462	285	13,949	155	471,620	6,946
LargeCap Growth Fund I	2,397,158	19,392	200,184	2,005	79,670	808	2,517,672	20,590
LargeCap S&P 500 Index Fund	1,616,679	16,129	87,176	876	51,506	522	1,652,349	16,483
MidCap Blend Fund	1,143,016	16,864	67,803	1,074	35,143	562	1,175,676	17,379
Overseas Fund	1,524,758	14,135	80,366	827	46,832	485	1,558,292	14,477
Short-Term Income Fund	8,666,996	104,033	353,197	4,335	297,377	3,652	8,722,816	104,717
SmallCap Growth Fund I	353,618	2,842	35,231	392	11,496	131	377,353	3,103
SmallCap Value Fund II	406,941	3,166	18,237	191	12,324	130	412,854	3,228

		$730,393		$45,282		$26,150		$749,541

		Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$759			$—			$—
Bond Market Index Fund		2,113			—			46
Core Plus Bond Fund I		3,702			—			1,323
Diversified International Fund		324			1			—
Diversified Real Asset Fund		500			—			880
Equity Income Fund		485			5			—
Global Diversified Income Fund		1,095			1			305
Global Multi-Strategy Fund		170			1			—
Global Opportunities Fund		—			—			—
High Yield Fund I		2,192			—			461
Inflation Protection Fund		293			2			—
International Emerging Markets Fund		82			—			—
International Equity Index Fund		105			—			—
International Fund I		98			—			—
LargeCap Growth Fund I		135			1			1,025
LargeCap S&P 500 Index Fund		331			—			—
MidCap Blend Fund		236			3			251
Overseas Fund		334			—			—
Short-Term Income Fund		503			1			—
SmallCap Growth Fund I		—			—			256
SmallCap Value Fund II		55			1			—
		$13,512			$16			$4,547
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Real Estate Securities Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 98.87%	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Commercial Services - 0.66%				(continued)	Amount (000's)	Value(000	's)
Corrections Corp of America	280,537	$10,629		Banks (continued)
				Investment in Joint Trading Account; Merrill	$6,473	$6,473
				Lynch Repurchase Agreement; 0.13%
Real Estate - 1.01%				dated 01/31/2013 maturing 02/01/2013
Jones Lang LaSalle Inc	177,986	16,400		(collateralized by US Government
				Securities; $6,602,762; 0.00% - 6.25%;
REITS - 97.20%				dated 07/15/13 - 01/15/38)
Apartment Investment & Management Co	1,643,941	44,847				$16,291
AvalonBay Communities Inc	293,196	38,054		TOTAL REPURCHASE AGREEMENTS		$16,291
Boston Properties Inc	790,977	83,274		Total Investments		$1,614,696
Camden Property Trust	681,425	47,284		Other Assets in Excess of Liabilities, Net - 0.12%		$1,909
Campus Crest Communities Inc	499,589	6,035		TOTAL NET ASSETS - 100.00%		$1,616,605
Colonial Properties Trust	1,050,358	23,013
CubeSmart	1,427,016	21,762
DDR Corp	2,132,213	35,373		(a) Non-Income Producing Security
Digital Realty Trust Inc	295,275	20,052
Douglas Emmett Inc	757,183	17,658
DuPont Fabros Technology Inc	577,416	13,650
EPR Properties	764,978	35,847		Portfolio Summary (unaudited)
Equity One Inc	852,324	19,271		Sector		Percent
Equity Residential	1,141,401	63,222		Financial		99.22%
Essex Property Trust Inc	192,292	29,571		Consumer, Non-cyclical		0.66%
Extra Space Storage Inc	790,028	31,475		Other Assets in Excess of Liabilities, Net		0.12%
Federal Realty Investment Trust	327,290	34,644		TOTAL NET ASSETS		100.00%
First Industrial Realty Trust Inc	2,836,715	44,451
General Growth Properties Inc	2,286,030	44,623
HCP Inc	839,384	38,939
Health Care REIT Inc	596,926	37,511
Host Hotels & Resorts Inc	3,776,020	63,399
Pebblebrook Hotel Trust	725,200	18,065
Pennsylvania Real Estate Investment Trust	1,190,900	21,960
Prologis Inc	2,680,958	106,970
Public Storage	559,395	86,108
Ramco-Gershenson Properties Trust	697,348	10,544
Retail Properties of America Inc	1,125,070	14,558
Saul Centers Inc	383,892	16,411
Senior Housing Properties Trust	1,049,825	25,290
Simon Property Group Inc	1,431,232	229,255
SL Green Realty Corp	520,981	41,876
Strategic Hotels & Resorts Inc (a)	3,005,820	21,973
Sunstone Hotel Investors Inc (a)	1,187,600	13,741
Taubman Centers Inc	573,000	46,699
Ventas Inc	703,558	46,639
Vornado Realty Trust	915,600	77,332
		$1,571,376
TOTAL COMMON STOCKS		$1,598,405
	Maturity
REPURCHASE AGREEMENTS - 1.01%	Amount (000's)	Value(000	's)
Banks - 1.01%
Investment in Joint Trading Account; Credit	$3,570	$3,570
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $3,641,356; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	2,499	2,499
Bank Repurchase Agreement; 0.16% dated
01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $2,548,949; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	3,748	3,749
Morgan Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $3,823,424; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)

See accompanying notes

Schedule of Investments SAM Balanced Portfolio January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.89%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.89%
Bond & Mortgage Securities Fund (a)	4,528,592	$49,815
Diversified International Fund (a)	35,350,158	374,712
Equity Income Fund (a)	26,037,867	536,640
Global Diversified Income Fund (a)	4,190,785	59,258
Global Multi-Strategy Fund (a)	9,317,130	98,109
Global Real Estate Securities Fund (a)	5,395,162	45,535
Government & High Quality Bond Fund (a)	34,876,467	394,453
High Yield Fund (a)	10,111,558	79,881
Income Fund (a)	56,154,127	555,926
Inflation Protection Fund (a)	2,361,554	21,679
International Emerging Markets Fund (a)	2,182,440	57,442
LargeCap Blend Fund II (a)	10,879,750	122,288
LargeCap Growth Fund (a)	30,026,441	283,750
LargeCap Growth Fund II (a)	13,468,937	119,469
LargeCap Value Fund (a)	15,356,145	177,363
LargeCap Value Fund III (a)	10,979,862	127,586
MidCap Blend Fund (a)	7,987,912	133,159
MidCap Growth Fund III (a)	2,687,750	31,070
Preferred Securities Fund (a)	5,687,861	60,007
Principal Capital Appreciation Fund (a)	6,309,091	282,206
Short-Term Income Fund (a)	10,732,327	131,793
SmallCap Growth Fund I (a),(b)	10,859,035	126,834
SmallCap Value Fund II (a)	5,643,346	63,149
Small-MidCap Dividend Income Fund (a)	7,184,777	81,978
		$4,014,102
TOTAL INVESTMENT COMPANIES		$4,014,102
Total Investments		$4,014,102
Other Assets in Excess of Liabilities, Net - 0.11%		$4,346
TOTAL NET ASSETS - 100.00%		$4,018,448

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		51.89%
Fixed Income Funds		32.19%
International Equity Funds		11.89%
Specialty Funds		3.92%
Other Assets in Excess of Liabilities, Net		0.11%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Balanced Portfolio
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	4,496,066	$49,408	32,526	$360	—	$—	4,528,592	$49,768
Diversified International Fund	34,724,374	331,439	787,863	8,023	162,079	1,664	35,350,158	337,521
Equity Income Fund	26,785,326	410,052	252,268	4,912	999,727	19,355	26,037,867	397,272
Global Diversified Income Fund	4,154,046	55,042	134,232	1,882	97,493	1,365	4,190,785	55,559
Global Multi-Strategy Fund	8,978,826	90,814	338,304	3,538	—	—	9,317,130	94,352
Global Real Estate Securities Fund	5,298,920	39,152	310,898	2,560	214,656	1,768	5,395,162	39,970
Government & High Quality Bond	35,442,546	374,663	459,118	5,214	1,025,197	11,643	34,876,467	368,460
Fund
High Yield Fund	10,526,564	73,897	305,423	2,393	720,429	5,639	10,111,558	70,785
Income Fund	55,576,028	508,774	984,967	9,827	406,868	4,059	56,154,127	514,534
Inflation Protection Fund	2,115,841	17,922	245,713	2,270	—	—	2,361,554	20,192
International Emerging Markets Fund	2,115,339	43,748	67,101	1,742	—	—	2,182,440	45,490
LargeCap Blend Fund II	10,657,803	101,340	236,335	2,546	14,388	154	10,879,750	103,733
LargeCap Growth Fund	29,729,457	182,340	337,144	3,077	40,160	359	30,026,441	185,048
LargeCap Growth Fund II	12,995,988	82,428	472,949	4,075	—	—	13,468,937	86,503
LargeCap Value Fund	14,613,046	147,224	743,099	8,214	—	—	15,356,145	155,438
LargeCap Value Fund III	11,242,697	96,533	263,946	2,917	526,781	5,794	10,979,862	94,090
MidCap Blend Fund	7,924,782	77,691	210,273	3,326	147,143	2,306	7,987,912	78,759
MidCap Growth Fund III	2,579,429	26,714	108,321	1,196	—	—	2,687,750	27,910
Preferred Securities Fund	5,939,383	43,093	123,339	1,295	374,861	3,939	5,687,861	40,778
Principal Capital Appreciation Fund	6,146,496	198,918	183,231	7,829	20,636	873	6,309,091	205,920
Short-Term Income Fund	10,471,345	124,227	260,982	3,205	—	—	10,732,327	127,432
SmallCap Growth Fund I	10,115,023	104,645	744,012	8,253	—	—	10,859,035	112,898
SmallCap Value Fund II	5,576,197	54,865	70,989	746	3,840	42	5,643,346	55,571
Small-MidCap Dividend Income Fund	7,049,021	69,996	135,756	1,458	—	—	7,184,777	71,454

		$3,304,925		$90,858		$58,960		$3,339,437

		Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$332			$—			$—
Diversified International Fund		7,543			(277)			—
Equity Income Fund		4,912			1,663			—
Global Diversified Income Fund		1,206			—			336
Global Multi-Strategy Fund		1,287			—			—
Global Real Estate Securities Fund		2,560			26			—
Government & High Quality Bond Fund		3,228			226			—
High Yield Fund		2,181			134			132
Income Fund		6,054			(8)			—
Inflation Protection Fund		98			—			—
International Emerging Markets Fund		814			—			—
LargeCap Blend Fund II		1,906			1			—
LargeCap Growth Fund		1,994			(10)			—
LargeCap Growth Fund II		1,074			—			1,616
LargeCap Value Fund		3,424			—			—
LargeCap Value Fund III		2,917			434			—
MidCap Blend Fund		1,610			48			1,716
MidCap Growth Fund III		98			—			619
Preferred Securities Fund		905			329			345
Principal Capital Appreciation Fund		4,528			46			2,990
Short-Term Income Fund		609			—			—
SmallCap Growth Fund I		—			—			7,296
SmallCap Value Fund II		746			2			—
Small-MidCap Dividend Income Fund		898			—			216
		$50,924			$2,614			$15,266
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Conservative Balanced Portfolio January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.86%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 99.86%
Bond & Mortgage Securities Fund (a)	4,855,100	$53,406
Diversified International Fund (a)	7,600,373	80,564
Equity Income Fund (a)	4,892,889	100,842
Global Diversified Income Fund (a)	2,104,965	29,764
Global Multi-Strategy Fund (a)	2,062,868	21,722
Global Real Estate Securities Fund (a)	1,229,919	10,381
Government & High Quality Bond Fund (a)	17,116,947	193,593
High Yield Fund (a)	4,111,578	32,481
Income Fund (a)	29,439,272	291,449
Inflation Protection Fund (a)	2,762,837	25,363
International Emerging Markets Fund (a)	495,759	13,048
LargeCap Blend Fund II (a)	2,465,725	27,715
LargeCap Growth Fund (a)	5,868,589	55,458
LargeCap Growth Fund II (a)	2,996,491	26,579
LargeCap Value Fund (a)	3,956,469	45,697
LargeCap Value Fund III (a)	2,325,346	27,021
MidCap Blend Fund (a)	1,676,180	27,942
MidCap Growth Fund III (a)	597,608	6,908
Preferred Securities Fund (a)	2,521,013	26,597
Principal Capital Appreciation Fund (a)	1,441,320	64,470
Short-Term Income Fund (a)	5,932,598	72,852
SmallCap Growth Fund I (a),(b)	2,319,869	27,096
SmallCap Value Fund II (a)	1,224,578	13,703
Small-MidCap Dividend Income Fund (a)	1,609,368	18,363
		$1,293,014
TOTAL INVESTMENT COMPANIES		$1,293,014
Total Investments		$1,293,014
Other Assets in Excess of Liabilities, Net - 0.14%		$1,829
TOTAL NET ASSETS - 100.00%		$1,294,843

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		53.73%
Domestic Equity Funds		34.12%
International Equity Funds		8.03%
Specialty Funds		3.98%
Other Assets in Excess of Liabilities, Net		0.14%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Balanced Portfolio
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	4,820,229	$52,957	34,871	$386	—	$—	4,855,100	$53,343
Diversified International Fund	7,346,054	68,559	287,961	2,906	33,642	349	7,600,373	71,053
Equity Income Fund	4,791,382	73,960	101,507	1,982	—	—	4,892,889	75,942
Global Diversified Income Fund	2,043,294	27,261	86,046	1,208	24,375	342	2,104,965	28,124
Global Multi-Strategy Fund	1,911,011	19,354	151,857	1,585	—	—	2,062,868	20,939
Global Real Estate Securities Fund	1,208,324	8,993	70,728	582	49,133	406	1,229,919	9,178
Government & High Quality Bond	16,732,797	179,600	562,163	6,380	178,013	2,021	17,116,947	183,955
Fund
High Yield Fund	4,086,307	28,907	120,750	946	95,479	749	4,111,578	29,105
Income Fund	28,420,895	265,127	1,180,694	11,767	162,317	1,617	29,439,272	275,271
Inflation Protection Fund	2,330,842	19,886	431,995	3,993	—	—	2,762,837	23,879
International Emerging Markets Fund	433,498	7,566	62,261	1,599	—	—	495,759	9,165
LargeCap Blend Fund II	2,518,255	23,593	41,049	439	93,579	999	2,465,725	23,077
LargeCap Growth Fund	5,791,788	36,456	89,347	809	12,546	109	5,868,589	37,156
LargeCap Growth Fund II	2,976,012	20,996	99,874	862	79,395	668	2,996,491	21,177
LargeCap Value Fund	3,859,866	38,375	128,196	1,403	31,593	342	3,956,469	39,440
LargeCap Value Fund III	2,256,685	19,720	82,568	914	13,907	155	2,325,346	20,477
MidCap Blend Fund	1,663,581	19,444	44,143	698	31,544	497	1,676,180	19,662
MidCap Growth Fund III	568,966	5,833	29,889	331	1,247	13	597,608	6,151
Preferred Securities Fund	2,507,522	20,057	53,366	560	39,875	419	2,521,013	20,199
Principal Capital Appreciation Fund	1,404,434	46,646	46,631	1,992	9,745	409	1,441,320	48,229
Short-Term Income Fund	5,645,494	66,765	321,943	3,953	34,839	428	5,932,598	70,290
SmallCap Growth Fund I	2,171,918	23,169	165,683	1,835	17,732	198	2,319,869	24,793
SmallCap Value Fund II	1,231,406	12,125	15,466	163	22,294	228	1,224,578	12,057
Small-MidCap Dividend Income Fund	1,596,595	15,870	23,312	250	10,539	114	1,609,368	16,007

		$1,101,219		$47,543		$10,063		$1,138,669

		Income	Realized Gain/Loss on Investments			Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$356			$—			$—
Diversified International Fund		1,619			(63)			—
Equity Income Fund		911			—			—
Global Diversified Income Fund		602			(3)			168
Global Multi-Strategy Fund		285			—			—
Global Real Estate Securities Fund		582			9			—
Government & High Quality Bond Fund		1,552			(4)			—
High Yield Fund		871			1			53
Income Fund		3,129			(6)			—
Inflation Protection Fund		113			—			—
International Emerging Markets Fund		176			—			—
LargeCap Blend Fund II		439			44			—
LargeCap Growth Fund		390			—			—
LargeCap Growth Fund II		239			(13)			361
LargeCap Value Fund		898			4			—
LargeCap Value Fund III		607			(2)			—
MidCap Blend Fund		338			17			361
MidCap Growth Fund III		22			—			136
Preferred Securities Fund		396			1			151
Principal Capital Appreciation Fund		1,035			—			683
Short-Term Income Fund		334			—			—
SmallCap Growth Fund I		—			(13)			1,561
SmallCap Value Fund II		163			(3)			—
Small-MidCap Dividend Income Fund		202			1			48
		$15,259			$(30)			$3,522
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Conservative Growth Portfolio January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.06%	Shares Held	Value (000's)

Principal Funds, Inc. Institutional Class - 100.06%
Diversified International Fund (a)	30,656,163	$324,955
Diversified Real Asset Fund (a)	3,983,771	47,765
Equity Income Fund (a)	20,933,751	431,445
Global Multi-Strategy Fund (a)	6,809,608	71,705
Global Real Estate Securities Fund (a)	4,501,480	37,993
Government & High Quality Bond Fund (a)	9,588,288	108,444
High Yield Fund (a)	2,609,935	20,618
Income Fund (a)	18,251,935	180,694
International Emerging Markets Fund (a)	1,862,751	49,028
LargeCap Blend Fund II (a)	9,621,840	108,149
LargeCap Growth Fund (a)	27,264,799	257,652
LargeCap Growth Fund II (a)	12,055,750	106,935
LargeCap Value Fund (a)	13,707,867	158,326
LargeCap Value Fund III (a)	9,345,490	108,595
MidCap Blend Fund (a)	6,889,474	114,848
MidCap Growth Fund III (a)	2,380,566	27,519
Preferred Securities Fund (a)	1,867,302	19,700
Principal Capital Appreciation Fund (a)	5,021,533	224,613
Short-Term Income Fund (a)	2,902,968	35,648
SmallCap Growth Fund I (a),(b)	9,518,394	111,175
SmallCap Value Fund II (a)	4,984,934	55,781
Small-MidCap Dividend Income Fund (a)	6,315,566	72,061
		$2,673,649
TOTAL INVESTMENT COMPANIES		$2,673,649
Total Investments		$2,673,649
Liabilities in Excess of Other Assets, Net - (0.06)%		$(1,677)
TOTAL NET ASSETS - 100.00%		$2,671,972

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		66.52%
International Equity Funds		15.41%
Fixed Income Funds		13.66%
Specialty Funds		4.47%
Liabilities in Excess of Other Assets, Net		(0.06)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Conservative Growth Portfolio
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Diversified International Fund	30,911,847	$305,420	645,751	$6,580	901,435	$9,143	30,656,163	$301,068
Diversified Real Asset Fund	3,783,719	42,035	200,052	2,363	—	—	3,983,771	44,398
Equity Income Fund	21,791,722	332,765	203,223	3,957	1,061,194	20,703	20,933,751	318,509
Global Multi-Strategy Fund	6,634,050	67,134	175,558	1,832	—	—	6,809,608	68,966
Global Real Estate Securities Fund	4,375,626	32,307	258,528	2,129	132,674	1,099	4,501,480	33,365
Government & High Quality Bond	9,510,616	99,575	99,955	1,135	22,283	253	9,588,288	100,457
Fund
High Yield Fund	2,733,432	18,078	80,387	630	203,884	1,593	2,609,935	17,222
Income Fund	18,152,282	166,528	264,603	2,640	164,950	1,645	18,251,935	167,520
International Emerging Markets Fund	1,818,968	43,811	43,783	1,123	—	—	1,862,751	44,934
LargeCap Blend Fund II	9,482,116	90,073	179,224	1,921	39,500	423	9,621,840	91,585
LargeCap Growth Fund	27,140,015	180,911	250,074	2,268	125,290	1,113	27,264,799	182,093
LargeCap Growth Fund II	11,806,292	78,822	308,943	2,651	59,485	507	12,055,750	80,977
LargeCap Value Fund	13,336,114	134,528	371,753	4,060	—	—	13,707,867	138,588
LargeCap Value Fund III	9,397,314	83,242	222,604	2,460	274,428	3,034	9,345,490	82,939
MidCap Blend Fund	6,962,278	66,197	182,418	2,886	255,222	4,031	6,889,474	65,207
MidCap Growth Fund III	2,321,666	24,086	58,900	643	—	—	2,380,566	24,729
Preferred Securities Fund	1,818,321	13,562	48,981	515	—	—	1,867,302	14,077
Principal Capital Appreciation Fund	5,211,572	165,087	143,224	6,119	333,263	14,202	5,021,533	157,852
Short-Term Income Fund	2,898,539	34,448	25,404	312	20,975	258	2,902,968	34,502
SmallCap Growth Fund I	8,915,014	91,565	603,380	6,671	—	—	9,518,394	98,236
SmallCap Value Fund II	4,912,084	48,081	72,850	765	—	—	4,984,934	48,846
Small-MidCap Dividend Income Fund	6,320,544	62,723	101,712	1,093	106,690	1,151	6,315,566	62,698

		$2,180,978		$54,753		$59,155		$2,178,768

		Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Diversified International Fund		$6,580			$(1,789)			$—
Diversified Real Asset Fund		627			—			1,105
Equity Income Fund		3,957			2,490			—
Global Multi-Strategy Fund		952			—			—
Global Real Estate Securities Fund		2,129			28			—
Government & High Quality Bond Fund		879			—			—
High Yield Fund		557			107			33
Income Fund		1,974			(3)			—
International Emerging Markets Fund		702			—			—
LargeCap Blend Fund II		1,692			14			—
LargeCap Growth Fund		1,815			27			—
LargeCap Growth Fund II		968			11			1,456
LargeCap Value Fund		3,113			—			—
LargeCap Value Fund III		2,460			271			—
MidCap Blend Fund		1,397			155			1,489
MidCap Growth Fund III		88			—			555
Preferred Securities Fund		291			—			111
Principal Capital Appreciation Fund		3,684			848			2,435
Short-Term Income Fund		168			—			—
SmallCap Growth Fund I		—			—			6,425
SmallCap Value Fund II		658			—			—
Small-MidCap Dividend Income Fund		795			33			191
		$35,486			$2,192			$13,800
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Flexible Income Portfolio January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 99.81%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 99.81%
Bond & Mortgage Securities Fund (a)	4,931,180	$54,243
Diversified International Fund (a)	4,782,932	50,699
Equity Income Fund (a)	5,195,400	107,077
Global Diversified Income Fund (a)	4,894,276	69,205
Global Real Estate Securities Fund (a)	2,670,695	22,541
Government & High Quality Bond Fund (a)	25,824,571	292,076
High Yield Fund (a)	7,011,632	55,392
Income Fund (a)	48,594,462	481,085
International Emerging Markets Fund (a)	237,875	6,261
LargeCap Blend Fund II (a)	2,204,220	24,776
LargeCap Growth Fund (a)	6,479,693	61,233
LargeCap Growth Fund II (a)	2,770,608	24,575
LargeCap Value Fund (a)	2,837,739	32,776
LargeCap Value Fund III (a)	2,084,771	24,225
Preferred Securities Fund (a)	7,400,216	78,072
Principal Capital Appreciation Fund (a)	736,696	32,952
Short-Term Income Fund (a)	9,500,698	116,669
SmallCap Growth Fund I (a),(b)	1,291,642	15,086
Small-MidCap Dividend Income Fund (a)	3,876,292	44,229
		$1,593,172
TOTAL INVESTMENT COMPANIES		$1,593,172
Total Investments		$1,593,172
Other Assets in Excess of Liabilities, Net - 0.19%		$2,995
TOTAL NET ASSETS - 100.00%		$1,596,167

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Fixed Income Funds		67.51%
Domestic Equity Funds		22.98%
International Equity Funds		4.98%
Specialty Funds		4.34%
Other Assets in Excess of Liabilities, Net		0.19%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Flexible Income Portfolio
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds		January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Bond & Mortgage Securities Fund	4,895,763	$53,792	35,417	$393	—		$—	4,931,180	$54,185
Diversified International Fund	4,181,160	39,236	601,772	6,132	—		—	4,782,932	45,368
Equity Income Fund	4,931,371	75,649	264,029	5,221	—		—	5,195,400	80,870
Global Diversified Income Fund	4,804,081	64,016	128,605	1,800	38,410		540	4,894,276	65,275
Global Real Estate Securities Fund	2,367,693	17,560	303,002	2,507	—		—	2,670,695	20,067
Government & High Quality Bond	24,527,261	264,858	1,430,367	16,239	133,057		1,511	25,824,571	279,651
Fund
High Yield Fund	6,836,705	47,516	203,172	1,592	28,245		222	7,011,632	48,886
Income Fund	45,668,270	426,243	3,095,451	30,858	169,259		1,687	48,594,462	455,408
International Emerging Markets Fund	234,348	3,981	3,527	90	—		—	237,875	4,071
LargeCap Blend Fund II	2,248,440	21,103	36,817	394	81,037		879	2,204,220	20,669
LargeCap Growth Fund	6,092,044	46,779	387,649	3,538	—		—	6,479,693	50,317
LargeCap Growth Fund II	2,806,342	19,265	66,122	566	101,856		879	2,770,608	18,971
LargeCap Value Fund	2,784,531	27,577	59,558	646	6,350		69	2,837,739	28,156
LargeCap Value Fund III	2,035,477	16,177	49,294	544	—		—	2,084,771	16,721
Preferred Securities Fund	7,129,495	58,880	297,989	3,148	27,268		288	7,400,216	61,740
Principal Capital Appreciation Fund	673,227	22,829	63,469	2,726	—		—	736,696	25,555
Short-Term Income Fund	9,017,047	106,109	538,637	6,613	54,986		674	9,500,698	112,074
SmallCap Growth Fund I	1,144,767	12,281	146,875	1,638	—		—	1,291,642	13,919
Small-MidCap Dividend Income Fund	3,716,855	36,844	159,437	1,703	—		—	3,876,292	38,547

		$1,360,695		$86,348			$6,749		$1,440,450

		Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Bond & Mortgage Securities Fund		$362			$—	$			—
Diversified International Fund		965			—				—
Equity Income Fund		946			—				—
Global Diversified Income Fund		1,411			(1)				393
Global Real Estate Securities Fund		1,215			—				—
Government & High Quality Bond Fund		2,320			65				—
High Yield Fund		1,473			—				89
Income Fund		5,105			(6)				—
International Emerging Markets Fund		90			—				—
LargeCap Blend Fund II		394			51				—
LargeCap Growth Fund		419			—				—
LargeCap Growth Fund II		226			19				341
LargeCap Value Fund		646			2				—
LargeCap Value Fund III		545			—				—
Preferred Securities Fund		1,143			—				433
Principal Capital Appreciation Fund		510			—				337
Short-Term Income Fund		533			26				—
SmallCap Growth Fund I		—			—				862
Small-MidCap Dividend Income Fund		482			—				116
		$18,785			$156	$			2,571
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments SAM Strategic Growth Portfolio January 31, 2013 (unaudited)

INVESTMENT COMPANIES - 100.18%	Shares Held	Value(000	's)
Principal Funds, Inc. Institutional Class - 100.18%
Diversified International Fund (a)	21,656,991	$229,564
Equity Income Fund (a)	13,280,245	273,706
Global Real Estate Securities Fund (a)	5,816,196	49,089
Government & High Quality Bond Fund (a)	2,035,431	23,021
International Emerging Markets Fund (a)	2,334,028	61,432
LargeCap Blend Fund II (a)	6,528,639	73,382
LargeCap Growth Fund (a)	24,165,824	228,367
LargeCap Growth Fund II (a)	7,438,231	65,977
LargeCap Value Fund (a)	9,284,882	107,240
LargeCap Value Fund III (a)	5,869,890	68,208
MidCap Blend Fund (a)	5,162,030	86,051
MidCap Growth Fund III (a)	2,727,385	31,529
Principal Capital Appreciation Fund (a)	3,695,694	165,308
SmallCap Growth Fund I (a),(b)	8,370,452	97,767
SmallCap Value Fund II (a)	4,053,953	45,364
Small-MidCap Dividend Income Fund (a)	4,642,893	52,975
		$1,658,980
TOTAL INVESTMENT COMPANIES		$1,658,980
Total Investments		$1,658,980
Liabilities in Excess of Other Assets, Net - (0.18)%		$(2,917)
TOTAL NET ASSETS - 100.00%		$1,656,063

(a) Affiliated Security
(b) Non-Income Producing Security

Portfolio Summary (unaudited)
Fund Type		Percent
Domestic Equity Funds		78.25%
International Equity Funds		20.54%
Fixed Income Funds		1.39%
Liabilities in Excess of Other Assets, Net		(0.18)%
TOTAL NET ASSETS		100.00%

See accompanying notes

Schedule of Investments
SAM Strategic Growth Portfolio
January 31, 2013 (unaudited)

	October 31, 2012 Shares	October 31, 2012 Cost	Purchases Shares	Purchases Cost	Sales Shares	Sales Proceeds	January 31, 2013 Shares	January 31, 2013 Cost
Affiliated Securities

Diversified International Fund	21,065,490	$208,022	591,501	$6,063	—	$—	21,656,991	$214,085
Equity Income Fund	13,467,361	206,634	128,044	2,493	315,160	6,135	13,280,245	203,528
Global Real Estate Securities Fund	5,533,805	40,093	331,828	2,732	49,437	409	5,816,196	42,422
Government & High Quality Bond	2,302,351	26,019	43,018	488	309,938	3,520	2,035,431	22,992
Fund
International Emerging Markets Fund	2,274,804	51,959	59,224	1,532	—	—	2,334,028	53,491
LargeCap Blend Fund II	6,990,816	64,038	110,206	1,178	572,383	6,134	6,528,639	59,722
LargeCap Growth Fund	23,741,945	165,591	423,879	3,902	—	—	24,165,824	169,493
LargeCap Growth Fund II	7,582,726	49,224	176,905	1,515	321,400	2,749	7,438,231	48,216
LargeCap Value Fund	8,915,423	89,816	369,459	4,078	—	—	9,284,882	93,894
LargeCap Value Fund III	5,924,180	47,562	140,300	1,550	194,590	2,158	5,869,890	47,160
MidCap Blend Fund	5,047,032	47,760	135,958	2,151	20,960	342	5,162,030	49,577
MidCap Growth Fund III	3,105,608	30,874	71,063	776	449,286	4,908	2,727,385	27,084
Principal Capital Appreciation Fund	3,922,308	126,488	105,826	4,521	332,440	14,145	3,695,694	117,857
SmallCap Growth Fund I	7,888,841	81,594	516,236	5,699	34,625	399	8,370,452	86,895
SmallCap Value Fund II	3,981,947	37,720	72,006	765	—	—	4,053,953	38,485
Small-MidCap Dividend Income Fund	4,536,465	44,989	106,428	1,160	—	—	4,642,893	46,149

		$1,318,383		$40,603		$40,899		$1,321,050

		Income		Realized Gain/Loss on Investments		Realized Gain from Capital Gain Distributions

Diversified International Fund		$4,574			$—			$—
Equity Income Fund		2,493			536			—
Global Real Estate Securities Fund		2,733			6			—
Government & High Quality Bond Fund		195			5			—
International Emerging Markets Fund		874			—			—
LargeCap Blend Fund II		1,178			640			—
LargeCap Growth Fund		1,593			—			—
LargeCap Growth Fund II		604			226			911
LargeCap Value Fund		2,074			—			—
LargeCap Value Fund III		1,550			206			—
MidCap Blend Fund		1,038			8			1,106
MidCap Growth Fund III		106			342			670
Principal Capital Appreciation Fund		2,720			993			1,801
SmallCap Growth Fund I		—			1			5,679
SmallCap Value Fund II		533			—			—
Small-MidCap Dividend Income Fund		576			—			138
		$22,841			$2,963			$10,305
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS- 97.12%	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Aerospace & Defense - 0.42%				Banks (continued)
United Technologies Corp				JP Morgan Chase Bank NA
1.20%, 06/01/2015	$4,250	$4,313		5.88%, 06/13/2016	$18,000		$20,520
1.80%, 06/01/2017	2,500	2,553		6.00%, 10/01/2017	11,500		13,551
		$6,866		KeyBank NA/Cleveland OH
				7.41%, 10/15/2027	15,500		17,378
Agriculture - 0.97%				Morgan Stanley
Cargill Inc				0.75%, 10/18/2016(b)	19,500		18,808
1.90%, 03/01/2017(a)	4,500	4,560
6.00%, 11/27/2017(a)	9,500	11,339		6.00%, 05/13/2014	11,500		12,190
				PNC Bank NA
		$15,899		0.61%, 01/28/2016(b)	2,750		2,756
Automobile Asset Backed Securities - 5.45%				4.88%, 09/21/2017	10,200		11,620
American Credit Acceptance Receivables				6.00%, 12/07/2017	10,500		12,523
Trust				SunTrust Bank/Atlanta GA
1.64%, 11/15/2016(a),(b)	12,913	12,914		0.60%, 08/24/2015(b)	12,000		11,742
AmeriCredit Automobile Receivables Trust				Wachovia Bank NA
0.63%, 06/08/2016	11,750	11,747		0.69%, 11/03/2014 (b)	5,000		4,985
Capital Auto Receivables Asset Trust 2013-1				4.88%, 02/01/2015	11,500		12,364
0.47%, 07/20/2014(b)	22,250	22,241		Wachovia Corp
CPS Auto Trust				0.58%, 06/15/2017(b)	6,000		5,894
1.59%, 03/16/2020(a)	6,068	6,087		Wells Fargo Bank NA
Ford Credit Auto Owner Trust				5.75%, 05/16/2016	12,250		13,887
0.40%, 09/15/2015	13,000	12,999		Westpac Banking Corp
0.51%, 04/15/2017	10,000	9,989		3.00%, 08/04/2015	4,000		4,211
Santander Drive Auto Receivables Trust							$314,492
0.48%, 02/16/2016	13,500	13,498		Beverages - 1.48%
		$89,475		Anheuser-Busch InBev Worldwide Inc
Automobile Floor Plan Asset Backed Securities - 2.19%				0.80%, 07/15/2015	4,250		4,258
Ford Credit Floorplan Master Owner Trust				Heineken NV
0.61%, 01/15/2018(b)	18,000	18,001		1.40%, 10/01/2017(a)	5,500		5,455
Mercedes-Benz Master Owner Trust 2012-A				PepsiCo Inc
0.79%, 11/15/2017(a),(b)	18,000	17,974		0.75%, 03/05/2015	9,000		9,029
		$35,975		SABMiller Holdings Inc
				1.85%, 01/15/2015(a)	5,500		5,599
Automobile Manufacturers - 0.80%							$24,341
Daimler Finance North America LLC
1.30%, 07/31/2015(a)	3,000	3,016		Biotechnology - 1.38%
1.88%, 09/15/2014(a)	10,000	10,152		Amgen Inc
		$13,168		1.88%, 11/15/2014	4,500		4,597
				2.13%, 05/15/2017	4,250		4,376
Banks- 19.15%				2.30%, 06/15/2016	9,000		9,366
Australia & New Zealand Banking Group Ltd				Gilead Sciences Inc
3.70%, 01/13/2015(a)	5,750	6,084		2.40%, 12/01/2014	4,250		4,380
Bank of America NA							$22,719
0.59%, 06/15/2016(b)	8,000	7,709
5.30%, 03/15/2017	21,000	23,447		Chemicals - 1.07%
Bank of New York Mellon Corp/The				Airgas Inc
2.95%, 06/18/2015	5,760	6,072		3.25%, 10/01/2015	12,000		12,686
Barclays Bank PLC				Dow Chemical Co/The
5.20%, 07/10/2014	7,500	7,960		7.60%, 05/15/2014	4,558		4,951
Branch Banking & Trust Co							$17,637
0.61%, 05/23/2017(b)	4,500	4,419
				Commercial Services - 0.88%
Citigroup Inc				ERAC USA Finance LLC
4.75%, 05/19/2015	4,500	4,846		2.25%, 01/10/2014(a)	4,750		4,814
6.00%, 12/13/2013	10,000	10,449		2.75%, 07/01/2013(a)	5,500		5,548
6.50%, 08/19/2013	14,250	14,692		5.60%, 05/01/2015(a)	3,750		4,126
Commonwealth Bank of Australia							$14,488
3.75%, 10/15/2014(a)	12,500	13,111
Commonwealth Bank of Australia/New York				Computers - 1.30%
NY				Hewlett-Packard Co
1.25%, 09/18/2015	4,250	4,295		1.25%, 09/13/2013	3,500		3,500
Goldman Sachs Group Inc/The				International Business Machines Corp
0.70%, 07/22/2015(b)	12,750	12,576		0.75%, 05/11/2015	12,500		12,562
HSBC Bank PLC				2.10%, 05/06/2013	5,250		5,274
3.10%, 05/24/2016(a)	3,750	3,952					$21,336
3.50%, 06/28/2015(a)	13,500	14,330
ING Bank NV				Diversified Financial Services - 9.10%
2.38%, 06/09/2014(a)	6,250	6,338		American Express Credit Corp
4.00%, 03/15/2016(a)	11,000	11,783		5.88%, 05/02/2013	7,000		7,093
				Caterpillar Financial Services Corp
				2.05%, 08/01/2016	4,500		4,677

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Diversified Financial Services (continued)				Home Equity Asset Backed Securities (continued)
FMR LLC				ACE Securities Corp Home Equity Loan Trust
4.75%, 03/01/2013(a)	$14,500	$14,544		Series 2005-WF1
Ford Motor Credit Co LLC				0.54%, 05/25/2035(b)	$5,600	$5,441
3.98%, 06/15/2016	15,550	16,488		Aegis Asset Backed Securities Trust 2005-1
General Electric Capital Corp				0.68%, 03/25/2035(b)	1,041	1,032
0.51%, 01/08/2016(b)	15,500	15,316		Asset Backed Securities Corp Home Equity
0.51%, 05/11/2016(b)	10,000	9,865		Loan Trust Series OOMC 2005-HE6
2.95%, 05/09/2016	4,500	4,753		0.71%, 07/25/2035(b)	4,500	4,413
Jefferies Group Inc				Bayview Financial Acquisition Trust
3.88%, 11/09/2015	6,500	6,753		0.83%, 05/28/2044(b)	3,525	3,475
John Deere Capital Corp				5.66%, 12/28/2036(b)	826	844
0.88%, 04/17/2015	4,500	4,523		Bayview Financial Mortgage Pass-Through
MassMutual Global Funding II				Trust 2006-C
2.30%, 09/28/2015(a)	15,500	16,187		0.43%, 11/28/2036(b)	9	9
2.88%, 04/21/2014(a)	7,000	7,202		6.04%, 11/28/2036	256	262
Murray Street Investment Trust I				Bear Stearns Asset Backed Securities I Trust
4.65%, 03/09/2017(b)	21,000	22,743		2006-PC1
Toyota Motor Credit Corp				0.53%, 12/25/2035(b)	8,400	8,263
0.88%, 07/17/2015	6,250	6,283		Home Equity Asset Trust 2005-2
1.75%, 05/22/2017	5,250	5,355		0.68%, 07/25/2035(b)	2,264	2,205
2.05%, 01/12/2017	4,000	4,121		Home Equity Asset Trust 2005-4
3.20%, 06/17/2015	3,250	3,443		0.67%, 10/25/2035(b)	4,725	4,107
		$149,346		JP Morgan Mortgage Acquisition Corp 2005-
				FLD1
Electric - 3.54%				0.69%, 07/25/2035(b)	4,315	4,281
LG&E and KU Energy LLC				JP Morgan Mortgage Acquisition Corp 2005-
2.13%, 11/15/2015	10,000	10,235		OPT1
Nisource Finance Corp				0.65%, 06/25/2035(b)	1,800	1,758
5.25%, 09/15/2017	8,500	9,698		Mastr Asset Backed Securities Trust 2005-
6.15%, 03/01/2013	4,250	4,269		FRE1
PPL Energy Supply LLC				0.45%, 10/25/2035(b)	1,566	1,558
5.70%, 10/15/2035	10,000	10,992		Morgan Stanley ABS Capital I Inc Trust 2004-
6.20%, 05/15/2016	3,000	3,423		WMC3
TransAlta Corp				0.95%, 01/25/2035(b)	349	348
6.65%, 05/15/2018	16,750	19,533		New Century Home Equity Loan Trust Series
		$58,150		2005-3
Finance - Mortgage Loan/Banker - 3.34%				0.68%, 07/25/2035(b)	20,000	19,650
Fannie Mae				RAMP Series 2005-EFC2 Trust
0.50%, 07/02/2015	10,000	10,034		0.67%, 07/25/2035(b)	1,419	1,391
0.75%, 12/18/2013	7,000	7,037		RASC Series 2003-KS10 Trust
1.25%, 02/27/2014	10,000	10,125		4.47%, 03/25/2032	785	813
Freddie Mac				RASC Series 2003-KS8 Trust
0.50%, 04/17/2015	10,000	10,040		4.59%, 08/25/2031	43	43
0.63%, 12/29/2014	10,000	10,062		Soundview Home Loan Trust 2005-CTX1
1.00%, 08/27/2014	7,500	7,592		0.62%, 11/25/2035(b)	3,750	3,666
		$54,890		Terwin Mortgage Trust 2005-2HE
				0.96%, 01/25/2035(a),(b)	1,100	1,061
Food- 0.71%				Wells Fargo Home Equity Asset-Backed
Ingredion Inc				Securities 2004-2 Trust
3.20%, 11/01/2015	6,750	7,073		0.62%, 10/25/2034(b)	502	484
Tesco PLC				5.00%, 10/25/2034	11,500	11,414
2.00%, 12/05/2014(a)	4,500	4,599		5.00%, 10/25/2034	158	163
		$11,672		Wells Fargo Home Equity Asset-Backed
Gas- 0.39%				Securities 2005-2 Trust
				0.61%, 11/25/2035(b)	4,000	3,935
Florida Gas Transmission Co LLC
4.00%, 07/15/2015(a)	6,000	6,364				$92,690
				Insurance - 6.87%
Home Equity Asset Backed Securities - 5.65%				Aspen Insurance Holdings Ltd
ABFC 2005-OPT1 Trust				6.00%, 08/15/2014	4,750	5,044
0.56%, 07/25/2035(b)	1,097	1,068		Berkshire Hathaway Finance Corp
ABFC 2005-WMC1 Trust				1.50%, 01/10/2014	4,500	4,549
0.86%, 06/25/2035(b)	6,071	5,971		1.60%, 05/15/2017	20,000	20,205
ACE Securities Corp Home Equity Loan Trust				Berkshire Hathaway Inc
Series 2005-AG1				2.20%, 08/15/2016	8,000	8,351
0.56%, 08/25/2035(b)	526	481		MetLife Institutional Funding II
				0.68%, 01/06/2015(a),(b)	3,000	3,004
ACE Securities Corp Home Equity Loan Trust
Series 2005-HE2				Metropolitan Life Global Funding I
0.88%, 04/25/2035(b)	2,601	2,592		0.66%, 03/19/2014(a),(b)	8,500	8,507
0.92%, 04/25/2035(b)	2,000	1,962		5.13%, 04/10/2013(a)	3,500	3,530

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value(000	's)
Insurance (continued)				Mortgage Backed Securities (continued)
Metropolitan Life Global Funding I				CHL Mortgage Pass-Through Trust 2004-J7
(continued)				5.00%, 09/25/2019	$1,333	$1,373
5.13%, 06/10/2014(a)	$12,250	$12,994		Countrywide Asset-Backed Certificates
New York Life Global Funding				0.48%, 11/25/2035(b)	795	794
2.45%, 07/14/2016(a)	16,500	17,237		Credit Suisse First Boston Mortgage Securities
3.00%, 05/04/2015(a)	4,000	4,213		Corp
4.65%, 05/09/2013(a)	3,250	3,286		1.16%, 05/25/2034(b)	527	512
Prudential Covered Trust 2012-1				5.00%, 09/25/2019	243	243
3.00%, 09/30/2015(a)	20,188	20,883		5.00%, 10/25/2019	1,481	1,499
Prudential Financial Inc				Fannie Mae REMICS
4.50%, 07/15/2013	1,000	1,018		0.45%, 03/25/2035(b)	14	14
		$112,821		0.50%, 02/25/2032(b)	8	9
				Freddie Mac Reference REMIC
Iron & Steel - 0.68%				0.61%, 07/15/2023(b)	41	41
ArcelorMittal				Freddie Mac REMICS
4.00%, 03/01/2016	6,500	6,581		0.66%, 06/15/2023(b)	42	43
5.38%, 06/01/2013	4,500	4,547		Ginnie Mae
		$11,128		4.50%, 08/20/2032	365	381
Machinery - Construction & Mining - 0.55%				GMACM Mortgage Loan Trust 2004-J3
Caterpillar Inc				5.25%, 07/25/2034	225	227
0.95%, 06/26/2015	2,500	2,517		GSR Mortgage Loan Trust 2004-10F
1.50%, 06/26/2017	6,500	6,549		5.00%, 08/25/2019	68	68
		$9,066		JP Morgan Mortgage Trust 2004-S1
				5.00%, 09/25/2034	4,755	4,886
Manufactured Housing Asset Backed Securities - 0.01%				MASTR Adjustable Rate Mortgages Trust
Green Tree Financial Corp				2004-13
7.70%, 09/15/2026	120	133		2.63%, 11/21/2034(b)	618	618
				MASTR Adjustable Rate Mortgages Trust
Media- 0.50%				2004-9
				0.70%, 11/25/2034(b)	643	642
Walt Disney Co/The
1.13%, 02/15/2017	8,250	8,225		MASTR Alternative Loan Trust 2003-9
				6.50%, 01/25/2019	1,122	1,183
				MASTR Asset Securitization Trust
Mining - 1.14%				5.25%, 12/25/2033	3,925	3,978
Anglo American Capital PLC				MASTR Asset Securitization Trust 2004-11
2.15%, 09/27/2013(a)	6,500	6,544		5.00%, 12/25/2019	253	261
Teck Resources Ltd				Prime Mortgage Trust 2005-2
5.38%, 10/01/2015	3,750	4,141		5.25%, 07/25/2020(b)	2,846	2,878
Xstrata Finance Canada Ltd				RALI Series 2003-QS15 Trust
2.45%, 10/25/2017(a)	8,000	8,067		5.50%, 08/25/2033	775	776
		$18,752		RALI Series 2003-QS23 Trust
Mortgage Backed Securities - 3.63%				5.00%, 12/26/2018	4,211	4,304
Alternative Loan Trust 2004-J8				RALI Series 2004-QS3 Trust
6.00%, 02/25/2017	838	853		5.00%, 03/25/2019	1,827	1,908
Banc of America Alternative Loan Trust 2003-10				Springleaf Mortgage Loan Trust 2012-2
				2.22%, 10/25/2057(a),(c)	5,753	5,888
				Springleaf Mortgage Loan Trust 2012-3
5.00%, 12/25/2018	1,315	1,363		1.57%, 12/25/2059 (a),(b)	17,155	17,288
Banc of America Funding 2004-3 Trust
4.75%, 09/25/2019	1,680	1,728		WaMu Mortgage Pass Through Certificates
Banc of America Funding 2005-3 Trust				5.00%, 09/25/2018	485	499
5.00%, 06/25/2035(b)	152	152				$59,628
Banc of America Mortgage Trust 2004-8				Oil & Gas - 6.47%
5.25%, 10/25/2019	686	706		BG Energy Capital PLC
Banc of America Mortgage Trust 2005-2				2.88%, 10/15/2016(a)	5,600	5,962
5.00%, 03/25/2020	890	900		BP Capital Markets PLC
Banc of America Mortgage Trust 2005-7				1.85%, 05/05/2017	4,500	4,592
5.00%, 08/25/2020	833	890		3.13%, 10/01/2015	4,000	4,237
BCAP LLC 2009-RR13-I Trust				3.63%, 05/08/2014	10,000	10,399
5.25%, 06/26/2037(a)	62	62		5.25%, 11/07/2013	8,000	8,292
Cendant Mortgage Capital LLC CDMC Mort				Ensco PLC
Pas Thr Ce Se 04 3				3.25%, 03/15/2016	10,250	10,895
4.87%, 06/25/2034(b)	462	468		Petrobras International Finance Co - Pifco
CHL Mortgage Pass-Through Trust 2003-28				3.88%, 01/27/2016	8,250	8,640
4.50%, 08/25/2033	805	811		Phillips 66
CHL Mortgage Pass-Through Trust 2004-19				2.95%, 05/01/2017	11,000	11,578
5.25%, 10/25/2034	504	509		Shell International Finance BV
CHL Mortgage Pass-Through Trust 2004-J1				3.10%, 06/28/2015	10,000	10,587
4.50%, 01/25/2019(b)	856	873		Total Capital Canada Ltd
				0.68%, 01/15/2016(b)	6,250	6,274

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)	Value(000	's)	BONDS (continued)	Amount (000's)	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
Total Capital International SA				GlaxoSmithKline Capital PLC
1.55%, 06/28/2017	$10,000	$10,071		0.75%, 05/08/2015	$4,250		$4,269
Total Capital SA				Merck & Co Inc
3.00%, 06/24/2015	14,000	14,745		1.10%, 01/31/2018	8,500		8,433
		$106,272		Novartis Capital Corp
				2.90%, 04/24/2015	4,500		4,725
Oil & Gas Services - 1.04%				Sanofi
Schlumberger Investment SA				1.20%, 09/30/2014	4,500		4,555
1.95%, 09/14/2016(a)	6,500	6,670
Weatherford International Ltd/Bermuda							$44,598
5.50%, 02/15/2016	9,500	10,433		Pipelines - 0.60%
		$17,103		DCP Midstream LLC
				5.38%, 10/15/2015(a)	4,585		5,006
Other Asset Backed Securities - 5.84%				Enterprise Products Operating LLC
Ameriquest Mortgage Securities Inc Asset-				1.25%, 08/13/2015	4,750		4,787
Backed Pass-Through Ctfs Ser 2005-R1							$9,793
0.65%, 03/25/2035(b)	1,361	1,341
Ameriquest Mortgage Securities Inc Asset-				Real Estate - 0.97%
Backed Pass-Through Ctfs Ser 2005-R6				WCI Finance LLC / WEA Finance LLC
0.40%, 08/25/2035(b)	878	856		5.70%, 10/01/2016(a)	4,500		5,118
Carrington Mortgage Loan Trust Series 2005-				WEA Finance LLC / WT Finance Aust Pty
FRE1				Ltd
0.48%, 12/25/2035(b)	325	320		5.75%, 09/02/2015(a)	3,000		3,334
Carrington Mortgage Loan Trust Series 2005-				WT Finance Aust Pty Ltd / Westfield Capital /
NC4				WEA Finance LLC
0.60%, 09/25/2035(b)	2,877	2,820		5.13%, 11/15/2014(a)	7,000		7,503
Citigroup Mortgage Loan Trust Inc							$15,955
0.63%, 07/25/2035(b)	1,000	983
CNH Equipment Trust 2012-D				REITS- 3.97%
0.45%, 04/15/2016	18,000	18,000		Arden Realty LP
0.65%, 04/16/2018	9,000	8,985		5.25%, 03/01/2015	10,500		11,270
Countrywide Asset-Backed Certificates				BioMed Realty LP
0.65%, 08/25/2035(b)	6,252	6,036		3.85%, 04/15/2016	6,500		6,884
0.66%, 10/25/2035(b)	2,832	2,816		Duke Realty LP
0.69%, 12/25/2035(b)	2,260	2,224		6.25%, 05/15/2013	6,750		6,853
0.71%, 11/25/2035(b)	7,242	7,192		Health Care REIT Inc
0.85%, 12/25/2034(b)	772	768		3.63%, 03/15/2016	5,500		5,827
Credit-Based Asset Servicing and				5.88%, 05/15/2015	6,000		6,605
Securitization LLC				6.00%, 11/15/2013	5,000		5,197
5.33%, 07/25/2035(b)	2,389	2,365		Healthcare Realty Trust Inc
Fieldstone Mortgage Investment Trust Series				5.13%, 04/01/2014	5,600		5,841
2005-1				6.50%, 01/17/2017	4,500		5,134
1.28%, 03/25/2035(b)	7,559	7,302		Nationwide Health Properties Inc
First Frankin Mortgage Loan Trust 2005-FF4				6.00%, 05/20/2015	4,500		4,999
0.63%, 05/25/2035(b)	1,756	1,699		6.25%, 02/01/2013	6,500		6,500
First Frankin Mortgage Loan Trust 2005-FF9							$65,110
0.48%, 10/25/2035(b)	3,349	3,343		Retail - 0.50%
JP Morgan Mortgage Acquisition Corp 2005-				Wal-Mart Stores Inc
OPT2				1.50%, 10/25/2015	4,000		4,109
0.49%, 12/25/2035(b)	2,972	2,839		1.63%, 04/15/2014	4,000		4,061
Mastr Specialized Loan Trust							$8,170
1.45%, 11/25/2034(a),(b)	3,800	3,637
Merrill Lynch Mortgage Investors Trust Series				Savings & Loans - 0.00%
2005-FM1				Washington Mutual Bank / Henderson NV
0.58%, 05/25/2036(b)	6,156	6,000		0.00%, 01/15/2013(c),(d)	1,200		—
Saxon Asset Securities Trust 2005-3
0.57%, 11/25/2035(b)	4,799	4,668
				Semiconductors - 0.37%
Securitized Asset Backed Receivables LLC				Samsung Electronics America Inc
Trust 2005-OP2				1.75%, 04/10/2017(a)	6,000		6,050
0.52%, 10/25/2035(b)	7,922	7,655
Securitized Asset Backed Receivables LLC
Trust 2006-OP1				Software - 0.24%
0.50%, 10/25/2035(b)	398	390		Microsoft Corp
Wachovia Mortgage Loan Trust Series 2005-				0.88%, 11/15/2017	4,000		3,963
WMC1
0.57%, 10/25/2035(b)	3,688	3,623
				Telecommunications - 1.96%
		$95,862		AT&T Inc
Pharmaceuticals - 2.72%				1.40%, 12/01/2017	9,000		8,932
AbbVie Inc				2.40%, 08/15/2016	2,500		2,607
1.20%, 11/06/2015(a)	22,500	22,616		2.50%, 08/15/2015	4,000		4,164

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2013 (unaudited)

	Principal				Maturity
BONDS (continued)	Amount (000's)	Value(000	's)	REPURCHASE AGREEMENTS - 2.29%	Amount (000's)	Value (000's)
Telecommunications (continued)				Banks - 2.29%
AT&T Inc (continued)				Investment in Joint Trading Account; Credit	$8,237	$8,237
2.95%, 05/15/2016	$4,000	$4,244		Suisse Repurchase Agreement; 0.13%
Verizon Communications Inc				dated 01/31/2013 maturing 02/01/2013
3.00%, 04/01/2016	5,750	6,115		(collateralized by US Government
Vodafone Group PLC				Securities; $8,401,576; 0.00%; dated
1.63%, 03/20/2017	6,000	6,070		05/15/15 - 02/15/38)
		$32,132		Investment in Joint Trading Account; Deutsche	5,766	5,766
				Bank Repurchase Agreement; 0.16% dated
Trucking & Leasing - 1.24%				01/31/2013 maturing 02/01/2013
Penske Truck Leasing Co Lp / PTL Finance				(collateralized by US Government
Corp				Securities; $5,881,103; 0.00% - 6.75%;
2.50%, 03/15/2016(a)	6,000	6,100
3.13%, 05/11/2015(a)	13,750	14,259		dated 02/01/13 - 11/23/35)
				Investment in Joint Trading Account; JP	8,649	8,649
		$20,359		Morgan Repurchase Agreement; 0.13%
TOTAL BONDS		$1,594,628		dated 01/31/2013 maturing 02/01/2013
U.S. GOVERNMENT & GOVERNMENT	Principal			(collateralized by US Government
AGENCY OBLIGATIONS - 0.25%	Amount (000's)	Value(000	's)	Securities; $8,821,655; 0.00% - 10.35%;
Federal Home Loan Mortgage Corporation (FHLMC) -				dated 02/03/13 - 09/15/39)
0.03%				Investment in Joint Trading Account; Merrill	14,936	14,935
2.26%, 11/01/2021(b)	$11	$11		Lynch Repurchase Agreement; 0.13%
2.39%, 09/01/2035(b)	170	181		dated 01/31/2013 maturing 02/01/2013
6.00%, 04/01/2017	56	61		(collateralized by US Government
6.00%, 05/01/2017	103	111		Securities; $15,234,325; 0.00% - 6.25%;
6.50%, 12/01/2015	5	6		dated 07/15/13 - 01/15/38)
7.00%, 12/01/2022	126	145				$37,587
7.50%, 12/01/2029	2	2		TOTAL REPURCHASE AGREEMENTS		$37,587
9.50%, 08/01/2016	4	5		Total Investments		$1,636,245
		$522		Other Assets in Excess of Liabilities, Net - 0.34%		$5,646
Federal National Mortgage Association (FNMA) - 0.11%				TOTAL NET ASSETS - 100.00%		$1,641,891
2.20%, 01/01/2019(b)	2	2
2.30%, 11/01/2022(b)	3	3
2.31%, 02/01/2037(b)	218	232		(a)	Security exempt from registration under Rule 144A of the Securities Act of
2.36%, 01/01/2035(b)	31	31		1933. These securities may be resold in transactions exempt from
2.41%, 11/01/2032(b)	83	84		registration, normally to qualified institutional buyers. Unless otherwise
2.53%, 12/01/2032(b)	101	107		indicated, these securities are not considered illiquid. At the end of the
2.55%, 10/01/2035(b)	481	510		period, the value of these securities totaled $394,897 or 24.05% of net
2.66%, 07/01/2034(b)	244	260		assets.
2.70%, 08/01/2034(b)	112	119		(b)	Variable Rate. Rate shown is in effect at January 31, 2013.
2.72%, 07/01/2034(b)	74	79		(c)	Fair value is determined in accordance with procedures established in
2.72%, 02/01/2035(b)	31	33		good faith by the Board of Directors. At the end of the period, the fair
2.75%, 01/01/2035(b)	186	196		value of these securities totaled $5,888 or 0.36% of net assets.
4.29%, 11/01/2035(b)	15	15		(d) Non-Income Producing Security
5.61%, 04/01/2019(b)	6	6		(e)	Security or a portion of the security was pledged to cover margin
6.00%, 07/01/2028	10	11		requirements for futures contracts. At the end of the period, the value of
6.50%, 01/01/2014	6	6		these securities totaled $922 or 0.06% of net assets.
7.50%, 10/01/2029	11	13
8.00%, 05/01/2027	3	4
8.50%, 11/01/2017	7	8		Portfolio Summary (unaudited)
10.00%, 05/01/2022	5	6		Sector		Percent
		$1,725		Financial		42.35%
Government National Mortgage Association (GNMA) -				Asset Backed Securities		19.14%
0.00%				Consumer, Non-cyclical		8.14%
9.00%, 04/20/2025	2	3		Energy		8.11%
11.00%, 11/15/2015	7	7		Utilities		3.93%
11.00%, 11/15/2015	2	2		Mortgage Securities		3.77%
10.00%, 01/15/2019	42	43		Government		3.45%
11.00%, 10/15/2015	4	4		Basic Materials		2.89%
		$59		Communications		2.46%
U.S. Treasury - 0.11%				Industrial		2.21%
0.13%, 12/31/2013 (e)	1,725	1,724		Technology		1.91%
				Consumer, Cyclical		1.30%
				Other Assets in Excess of Liabilities, Net		0.34%
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				TOTAL NET ASSETS		100.00%
OBLIGATIONS		$4,030

See accompanying notes

Schedule of Investments
Short-Term Income Fund
January 31, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
US 5 Year Note; March 2013	Short	774	$96,430	$95,770	$660
Total					$660
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 96.98%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Aerospace & Defense - 2.24%				Computers (continued)
Astronics Corp (a)	29,650	$679		Netscout Systems Inc (a)	186,210		$4,847
Astronics Corp - Class B (a)	2,368	49		Sykes Enterprises Inc (a)	104,300		1,679
Esterline Technologies Corp (a)	57,950	3,847		Syntel Inc	40,530		2,363
Triumph Group Inc	57,720	4,062					$16,499
		$8,637		Consumer Products - 0.93%
Airlines - 0.87%				Prestige Brands Holdings Inc (a)	167,880		3,601
Alaska Air Group Inc (a)	72,550	3,347
				Diversified Financial Services - 1.70%
Apparel - 0.68%				Calamos Asset Management Inc	33,270		347
Skechers U.S.A. Inc (a)	137,750	2,617		Medley Capital Corp	118,320		1,798
				Portfolio Recovery Associates Inc (a)	41,330		4,420
Automobile Parts & Equipment - 0.80%							$6,565
Tenneco Inc (a)	88,000	3,076		Electric - 2.28%
				Avista Corp	199,520		5,159
Banks - 6.56%				UNS Energy Corp	80,170		3,631
Banner Corp	56,758	1,714					$8,790
BBCN Bancorp Inc	133,512	1,614		Electrical Components & Equipment - 0.98%
Boston Private Financial Holdings Inc	220,360	2,038		EnerSys Inc (a)	92,440		3,784
Capital Bank Financial Corp (a)	20,146	312
Cardinal Financial Corp	115,377	1,885
First of Long Island Corp/The	20,610	601		Electronics - 2.00%
FNB Corp/PA	48,719	565		FEI Co	82,860		5,051
National Penn Bancshares Inc	267,830	2,612		Fluidigm Corp (a)	73,150		1,207
PacWest Bancorp	84,415	2,320		OSI Systems Inc (a)	26,810		1,460
Susquehanna Bancshares Inc	412,890	4,715					$7,718
Texas Capital Bancshares Inc (a)	41,770	1,729
				Engineering & Construction - 2.51%
Webster Financial Corp	178,190	3,965		AECOM Technology Corp (a)	90,290		2,309
WesBanco Inc	52,100	1,208		EMCOR Group Inc	150,820		5,479
		$25,278		MYR Group Inc (a)	83,440		1,873
Biotechnology - 2.49%							$9,661
Ariad Pharmaceuticals Inc (a)	73,450	1,460
Cubist Pharmaceuticals Inc (a)	19,980	860		Food - 0.86%
Cytokinetics Inc (a)	577,712	682		Fresh Del Monte Produce Inc	125,320		3,302
Cytokinetics Inc - Warrants (a),(b),(c)	110,568	33
Incyte Corp Ltd (a)	29,670	545		Gas - 0.81%
Medicines Co/The (a)	55,780	1,667		Southwest Gas Corp	69,790		3,108
NewLink Genetics Corp (a)	41,030	486
NPS Pharmaceuticals Inc (a)	66,140	585
Puma Biotechnology Inc (a)	37,539	869		Hand & Machine Tools - 0.81%
RTI Biologics Inc (a)	311,355	1,532		Regal-Beloit Corp	41,940		3,110
Seattle Genetics Inc (a)	29,280	862
		$9,581		Healthcare - Products - 2.45%
				Cantel Medical Corp	53,768		1,689
Building Materials - 0.83%				Cynosure Inc (a)	63,770		1,703
Headwaters Inc (a)	180,161	1,686		DexCom Inc (a)	47,060		717
Louisiana-Pacific Corp (a)	76,980	1,496		Insulet Corp (a)	43,100		994
		$3,182		LipoScience Inc (a)	49,980		525
				Orthofix International NV (a)	53,278		2,032
Chemicals - 3.01%				Symmetry Medical Inc (a)	165,790		1,775
Axiall Corp	96,180	5,404
Landec Corp (a)	45,030	531					$9,435
OM Group Inc (a)	41,501	1,146		Healthcare - Services - 2.78%
WR Grace & Co (a)	63,220	4,539		Centene Corp (a)	54,200		2,339
		$11,620		HealthSouth Corp (a)	215,090		5,132
				Magellan Health Services Inc (a)	62,950		3,230
Commercial Services - 5.56%
ABM Industries Inc	125,190	2,744					$10,701
Acacia Research Corp (a)	86,590	2,211		Holding Companies - Diversified - 0.08%
Huron Consulting Group Inc (a)	112,670	3,842		National Bank Holdings Corp	17,277		312
Korn/Ferry International (a)	123,370	2,119
PAREXEL International Corp (a)	117,310	3,971
PHH Corp (a)	113,420	2,482		Home Builders - 1.72%
RPX Corp (a)	140,994	1,471		KB Home	168,080		3,206
Team Health Holdings Inc (a)	76,540	2,592		MDC Holdings Inc	87,290		3,432
		$21,432					$6,638
Computers - 4.28%				Insurance - 3.06%
CACI International Inc (a)	43,230	2,318		Allied World Assurance Co Holdings AG	27,200		2,307
Manhattan Associates Inc (a)	77,240	5,292		Horace Mann Educators Corp	107,350		2,334
				Montpelier Re Holdings Ltd ADR	109,770		2,676

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Retail (continued)
Symetra Financial Corp	157,470	$2,197		Susser Holdings Corp (a)	68,330		$2,860
Validus Holdings Ltd	62,750	2,285					$37,715
		$11,799		Savings & Loans - 1.21%
Investment Companies - 2.10%				Oritani Financial Corp	152,600		2,310
Apollo Investment Corp	327,000	2,943		Provident Financial Services Inc	158,760		2,355
Prospect Capital Corp	455,840	5,142					$4,665
		$8,085		Semiconductors - 2.21%
Iron & Steel - 0.42%				Entegris Inc (a)	464,030		4,575
Metals USA Holdings Corp	89,739	1,613		IXYS Corp	112,310		1,083
				Rudolph Technologies Inc (a)	211,680		2,856
Leisure Products & Services - 0.87%							$8,514
Arctic Cat Inc (a)	92,730	3,351		Software - 5.79%
				Acxiom Corp (a)	220,440		3,908
				Aspen Technology Inc (a)	190,170		5,819
Machinery - Diversified - 1.35%				CommVault Systems Inc (a)	76,090		5,838
Middleby Corp (a)	22,560	3,189
				MedAssets Inc (a)	66,060		1,292
Wabtec Corp/DE	21,560	2,019		MicroStrategy Inc (a)	25,630		2,570
		$5,208		SYNNEX Corp (a)	80,890		2,908
Metal Fabrication & Hardware - 1.40%							$22,335
Mueller Industries Inc	101,030	5,391		Telecommunications - 3.92%
				Arris Group Inc (a)	280,101		4,627
Miscellaneous Manufacturing - 1.80%				Consolidated Communications Holdings Inc	92,250		1,588
Barnes Group Inc	178,449	4,265		Plantronics Inc	110,880		4,559
Movado Group Inc	73,630	2,692		RF Micro Devices Inc (a)	869,280		4,347
		$6,957					$15,121
Oil & Gas - 5.65%				Textiles - 0.34%
Energy XXI Bermuda Ltd	116,500	3,649		G&K Services Inc	32,278		1,292
EPL Oil & Gas Inc (a)	166,690	4,077
Kodiak Oil & Gas Corp (a)	455,980	4,195
Rosetta Resources Inc (a)	85,070	4,510		Transportation - 0.61%
Western Refining Inc	158,830	5,342		Celadon Group Inc	118,300		2,344
		$21,773		TOTAL COMMON STOCKS			$373,810
Oil & Gas Services - 1.39%					Maturity
Flotek Industries Inc (a)	207,551	2,794		REPURCHASE AGREEMENTS - 4.20%	Amount (000's)	Value	(000	's)
Hornbeck Offshore Services Inc (a)	70,060	2,579
		$5,373		Banks- 4.20%
				Investment in Joint Trading Account; Credit	$3,548		$3,548
Pharmaceuticals - 2.68%				Suisse Repurchase Agreement; 0.13%
Achillion Pharmaceuticals Inc (a)	152,040	1,365		dated 1/31/2013 maturing 2/1/2013
Alkermes PLC (a)	31,560	727		(collateralized by US Government
Array BioPharma Inc (a)	408,820	1,541		Securities; $3,619,031; 0.00%; dated
Keryx Biopharmaceuticals Inc (a)	24,850	226		05/15/15 - 02/15/38)
MAP Pharmaceuticals Inc (a)	89,207	2,210		Investment in Joint Trading Account; Deutsche	2,484		2,484
Medivation Inc (a)	14,680	798		Bank Repurchase Agreement; 0.16% dated
Onyx Pharmaceuticals Inc (a)	13,750	1,066		1/31/2013 maturing 2/1/2013
Orexigen Therapeutics Inc (a)	147,300	843		(collateralized by US Government
Pharmacyclics Inc (a)	22,690	1,573		Securities; $2,533,322; 0.00% - 6.75%;
		$10,349		dated 02/01/13 - 11/23/35)
				Investment in Joint Trading Account; JP	3,725		3,725
REITS - 5.17%				Morgan Repurchase Agreement; 0.13%
Extra Space Storage Inc	118,260	4,712		dated 1/31/2013 maturing 2/1/2013
First Industrial Realty Trust Inc	355,020	5,563		(collateralized by US Government
Kite Realty Group Trust	109,310	661		Securities; $3,799,982; 0.00% - 10.35%;
Lexington Realty Trust	251,860	2,770		dated 02/03/13 - 09/15/39)
STAG Industrial Inc	66,507	1,312		Investment in Joint Trading Account; Merrill	6,434		6,434
Starwood Property Trust Inc	191,620	4,913		Lynch Repurchase Agreement; 0.13%
		$19,931		dated 1/31/2013 maturing 2/1/2013
Retail - 9.78%				(collateralized by US Government
ANN Inc (a)	164,730	5,080		Securities; $6,562,280; 0.00% - 6.25%;
Brinker International Inc	160,880	5,267		dated 07/15/13 - 01/15/38)
Brown Shoe Co Inc	230,930	3,981					$16,191
Conn's Inc (a)	150,012	4,266		TOTAL REPURCHASE AGREEMENTS			$16,191
First Cash Financial Services Inc (a)	37,193	1,983		Total Investments			$390,001
Hot Topic Inc	329,311	3,656		Liabilities in Excess of Other Assets, Net - (1.18)%			$(4,555)
Office Depot Inc (a)	1,334,930	5,780		TOTAL NET ASSETS - 100.00%			$385,446
Red Robin Gourmet Burgers Inc (a)	130,960	4,842

See accompanying notes

Schedule of Investments
SmallCap Blend Fund
January 31, 2013 (unaudited)

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $33 or 0.01% of net assets.

Portfolio Summary (unaudited)
Sector		Percent
Financial		24.00%
Consumer, Non-cyclical		17.75%
Consumer, Cyclical		15.06%
Industrial		14.53%
Technology		12.28%
Energy		7.04%
Communications		3.92%
Basic Materials		3.43%
Utilities		3.09%
Diversified		0.08%
Liabilities in Excess of Other Assets, Net		(1.18)%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
Russell 2000 Mini; March 2013	Long	96	$8,251	$8,660	$409
Total					$409

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS - 94.61%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.07%				Beverages - 0.03%
Millennial Media Inc (a)	94,700	$1,093		Boston Beer Co Inc/The (a)	1,890		$265
				Coca-Cola Bottling Co Consolidated	2,067		134
Aerospace & Defense - 0.55%				National Beverage Corp	4,955		68
Aerovironment Inc (a)	4,495	97					$467
Cubic Corp	3,785	178		Biotechnology - 1.93%
GenCorp Inc (a)	20,473	220		Acorda Therapeutics Inc (a)	11,475		331
HEICO Corp	106,754	4,842		Aegerion Pharmaceuticals Inc (a)	6,142		174
Kaman Corp	7,967	289		Affymax Inc (a)	10,335		194
LMI Aerospace Inc (a)	483	11		Agenus Inc (a)	5,993		27
Moog Inc (a)	2,208	97		Alnylam Pharmaceuticals Inc (a)	30,038		725
National Presto Industries Inc	216	16		AMAG Pharmaceuticals Inc (a)	7,340		117
SIFCO Industries Inc	449	7		Arena Pharmaceuticals Inc (a)	54,910		463
Teledyne Technologies Inc (a)	3,862	264		Ariad Pharmaceuticals Inc (a)	37,167		739
Triumph Group Inc	36,610	2,576		Arqule Inc (a)	25,941		66
		$8,597		BioCryst Pharmaceuticals Inc (a)	21,336		35
				Cambrex Corp (a)	6,614		78
Agriculture - 0.01%				Celldex Therapeutics Inc (a)	27,255		203
Alico Inc	668	29		Cubist Pharmaceuticals Inc (a)	184,678		7,948
Vector Group Ltd	9,990	155		Curis Inc (a)	26,345		84
		$184		Dendreon Corp (a)	37,799		222
Airlines - 0.27%				Emergent Biosolutions Inc (a)	2,281		37
Alaska Air Group Inc (a)	20,332	938		Exact Sciences Corp (a)	15,434		170
Allegiant Travel Co	4,513	336		Exelixis Inc (a)	45,119		210
Hawaiian Holdings Inc (a)	12,020	69		Halozyme Therapeutics Inc (a)	22,054		147
Republic Airways Holdings Inc (a)	11,484	96		ImmunoGen Inc (a)	15,758		226
SkyWest Inc	1,485	19		Immunomedics Inc (a)	27,607		80
Spirit Airlines Inc (a)	12,560	244		Incyte Corp Ltd (a)	370,510		6,810
US Airways Group Inc (a)	172,622	2,465		Intercept Pharmaceuticals Inc (a)	10,800		436
		$4,167		Ligand Pharmaceuticals Inc (a)	7,656		154
				Medicines Co/The (a)	15,491		463
Apparel - 0.34%				Merrimack Pharmaceuticals Inc (a)	6,744		41
Carter's Inc (a)	20,100	1,211		Momenta Pharmaceuticals Inc (a)	7,808		98
Cherokee Inc	3,258	46		Myriad Genetics Inc (a)	31,400		850
Crocs Inc (a)	25,537	380		NPS Pharmaceuticals Inc (a)	15,782		139
G-III Apparel Group Ltd (a)	920	33		Omeros Corp (a)	11,164		61
Oxford Industries Inc	3,422	169		OncoGenex Pharmaceutical Inc (a)	6,387		84
RG Barry Corp	3,444	46		Oncothyreon Inc (a)	25,089		50
Steven Madden Ltd (a)	39,867	1,837		PDL BioPharma Inc	33,922		233
True Religion Apparel Inc	6,345	150		Puma Biotechnology Inc (a)	82,228		1,903
Warnaco Group Inc/The (a)	10,372	759		Repligen Corp (a)	11,990		83
Wolverine World Wide Inc	14,087	606		Sangamo Biosciences Inc (a)	22,733		218
		$5,237		Seattle Genetics Inc (a)	194,190		5,719
				Sequenom Inc (a)	38,362		159
Automobile Manufacturers - 0.01%
Wabash National Corp (a)	16,811	174		Spectrum Pharmaceuticals Inc	17,031		215
							$29,992
Automobile Parts & Equipment - 0.12%				Building Materials - 1.68%
Commercial Vehicle Group Inc (a)	10,721	87		AAON Inc	8,255		188
Cooper Tire & Rubber Co	15,315	390		American DG Energy Inc (a)	9,497		22
Dana Holding Corp	6,570	106		Comfort Systems USA Inc	4,830		62
Dorman Products Inc	6,948	240		Drew Industries Inc	3,922		144
Tenneco Inc (a)	17,570	614		Eagle Materials Inc	91,558		5,930
Titan International Inc	14,419	350		Headwaters Inc (a)	17,693		166
		$1,787		Louisiana-Pacific Corp (a)	113,311		2,202
				Martin Marietta Materials Inc	43,400		4,285
Banks - 1.77%				Nortek Inc (a)	2,235		161
Arrow Financial Corp	241	6		Patrick Industries Inc (a)	1,710		28
Bank of the Ozarks Inc	5,248	191		PGT Inc (a)	4,247		21
Bridge Capital Holdings (a)	1,176	18		Quanex Building Products Corp	324,824		6,711
Cass Information Systems Inc	4,538	176		Simpson Manufacturing Co Inc	95,113		3,083
Eagle Bancorp Inc (a)	441	10		Texas Industries Inc (a)	42,495		2,415
FNB United Corp (a)	3,253	36		Trex Co Inc (a)	4,502		190
Iberiabank Corp	151,013	7,776		USG Corp (a)	18,545		545
PrivateBancorp Inc	59,200	1,016					$26,153
Prosperity Bancshares Inc	118,070	5,326
Signature Bank/New York NY (a)	165,481	12,234		Chemicals - 1.77%
Texas Capital Bancshares Inc (a)	11,037	457		Aceto Corp	2,698		28
Westamerica Bancorporation	4,494	200		American Vanguard Corp	8,178		277
		$27,446		Axiall Corp	26,258		1,475
				Balchem Corp	8,234		308
				Chemtura Corp (a)	19,847		471

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Chemicals (continued)				Commercial Services (continued)
Cytec Industries Inc	34,500	$2,529		Performant Financial Corp (a)	2,246	$29
Hawkins Inc	3,954	154		PRGX Global Inc (a)	9,063	61
HB Fuller Co	64,341	2,514		Providence Service Corp/The (a)	1,040	19
Innophos Holdings Inc	6,132	310		RPX Corp (a)	8,397	88
Innospec Inc	1,236	50		Sotheby's	5,766	207
KMG Chemicals Inc	3,449	67		Standard Parking Corp (a)	6,957	146
Landec Corp (a)	2,736	32		Steiner Leisure Ltd (a)	4,423	199
Olin Corp	13,521	315		Strayer Education Inc	3,293	187
OMNOVA Solutions Inc (a)	20,528	168		Team Health Holdings Inc (a)	316,709	10,727
PolyOne Corp	501,019	10,942		Team Inc (a)	6,012	263
Quaker Chemical Corp	1,566	90		TNS Inc (a)	7,038	147
Rentech Inc	66,099	203		TrueBlue Inc (a)	297,716	5,118
Rockwood Holdings Inc	130,296	7,131		United Rentals Inc (a)	379,869	19,229
Stepan Co	4,662	274		Valassis Communications Inc	7,186	202
Zep Inc	4,078	60		VistaPrint NV (a)	9,782	351
		$27,398		WEX Inc (a)	11,130	875
Coal - 0.02%						$175,118
SunCoke Energy Inc (a)	14,526	241		Computers - 3.46%
				3D Systems Corp (a)	13,768	796
				CACI International Inc (a)	792	42
Commercial Services - 11.28%				Cadence Design Systems Inc (a)	1,120,580	15,609
Acacia Research Corp (a)	15,007	383
Accretive Health Inc (a)	15,882	205		Computer Task Group Inc	5,197	99
				Cray Inc (a)	10,892	202
Advisory Board Co/The (a)	299,067	16,219
				Datalink Corp (a)	6,587	58
American Public Education Inc (a)	5,216	201
AMN Healthcare Services Inc (a)	10,750	131		Digimarc Corp	3,155	68
				Echelon Corp (a)	8,979	22
Arbitron Inc	7,657	359		Electronics for Imaging Inc (a)	1,309	30
ARC Document Solutions Inc (a)	2,797	7
				FleetMatics Group PLC (a)	243,685	6,109
Ascent Capital Group Inc (a)	117,241	7,469
				Fortinet Inc (a)	73,478	1,733
Avis Budget Group Inc (a)	151,235	3,256
				iGate Corp (a)	8,907	156
Barrett Business Services Inc	3,019	121
Bridgepoint Education Inc (a)	7,433	78		j2 Global Inc	10,969	349
				KEYW Holding Corp/The (a)	523,691	6,735
Bright Horizons Family Solutions Inc (a)	206,514	5,782
				LivePerson Inc (a)	15,233	204
Brink's Co/The	11,766	351		Manhattan Associates Inc (a)	5,817	399
Capella Education Co (a)	5,496	150
				Mentor Graphics Corp (a)	13,922	238
Cardtronics Inc (a)	12,632	327
				Mercury Systems Inc (a)	381,700	2,805
CDI Corp	736	13		MICROS Systems Inc (a)	122,749	5,650
Chemed Corp	5,502	416
CoreLogic Inc/United States (a)	338,156	8,873		MTS Systems Corp	4,732	269
				Netscout Systems Inc (a)	10,532	274
Corporate Executive Board Co	121,086	6,068		Qualys Inc (a)	2,774	36
Corvel Corp (a)	2,716	124
				Quantum Corp (a)	6,272	9
CoStar Group Inc (a)	274,160	25,710
				RealD Inc (a)	16,792	191
Deluxe Corp	36,329	1,337		Riverbed Technology Inc (a)	180,226	3,496
Electro Rent Corp	820	13		Synaptics Inc (a)	9,907	348
ExamWorks Group Inc (a)	2,411	35
ExlService Holdings Inc (a)	6,473	192		Syntel Inc	4,420	258
				Unisys Corp (a)	9,661	215
Forrester Research Inc	6,255	177		Virtusa Corp (a)	8,249	171
Franklin Covey Co (a)	4,198	58
				Vocera Communications Inc (a)	271,407	7,128
Genpact Ltd	453,698	7,599
Global Cash Access Holdings Inc (a)	18,204	137				$53,699
Global Payments Inc	182,932	9,011		Consumer Products - 0.07%
Grand Canyon Education Inc (a)	442,314	10,554		AT Cross Co (a)	3,673	42
Green Dot Corp (a)	10,644	143		Blyth Inc	4,602	65
Hackett Group Inc/The	10,614	46		Central Garden and Pet Co - A Shares (a)	2,560	25
Healthcare Services Group Inc	16,526	399		Prestige Brands Holdings Inc (a)	10,495	225
Heartland Payment Systems Inc	59,903	1,903		Spectrum Brands Holdings Inc	6,079	308
HMS Holdings Corp (a)	355,499	9,691		Tumi Holdings Inc (a)	9,483	213
Huron Consulting Group Inc (a)	32,916	1,122		WD-40 Co	4,871	260
Insperity Inc	6,850	230				$1,138
Intersections Inc	2,615	27
K12 Inc (a)	6,638	123		Cosmetics & Personal Care - 0.15%
Kforce Inc	11,678	161		Elizabeth Arden Inc (a)	57,721	2,217
Landauer Inc	2,589	163		Inter Parfums Inc	5,205	113
MAXIMUS Inc	156,273	10,716				$2,330
Medifast Inc (a)	6,154	151
				Distribution & Wholesale - 0.82%
Monro Muffler Brake Inc	169,333	6,134		Beacon Roofing Supply Inc (a)	14,148	511
Multi-Color Corp	186	4		Core-Mark Holding Co Inc	825	41
National Research Corp	1,086	58		LKQ Corp (a)	399,653	8,948
On Assignment Inc (a)	10,751	263		MWI Veterinary Supply Inc (a)	3,572	401
PAREXEL International Corp (a)	17,141	580
				Owens & Minor Inc	15,543	476

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Distribution & Wholesale (continued)				Electronics (continued)
Pool Corp	13,748	$630		PerkinElmer Inc	123,300		$4,345
Titan Machinery Inc (a)	4,232	122		Plexus Corp (a)	6,786		173
United Stationers Inc	1,002	34		Rogers Corp (a)	2,971		139
Watsco Inc	8,879	669		Sypris Solutions Inc	3,044		13
WESCO International Inc (a)	12,600	919		Taser International Inc (a)	15,533		130
		$12,751		Woodward Inc	17,312		665
				Zagg Inc (a)	10,999		76
Diversified Financial Services - 1.62%				Zygo Corp (a)	978		16
Affiliated Managers Group Inc (a)	62,194	8,952
Cohen & Steers Inc	4,544	149					$9,549
Credit Acceptance Corp (a)	2,272	226		Energy - Alternate Sources - 0.02%
DFC Global Corp (a)	9,830	189		Clean Energy Fuels Corp (a)	16,537		212
Diamond Hill Investment Group Inc	1,191	86		Renewable Energy Group Inc (a)	1,697		11
Duff & Phelps Corp	3,690	59		Saratoga Resources Inc (a)	7,836		25
Ellie Mae Inc (a)	49,470	991					$248
Encore Capital Group Inc (a)	5,136	155
Evercore Partners Inc - Class A	1,156	44		Engineering & Construction - 0.95%
				Aegion Corp (a)	2,461		58
Financial Engines Inc	11,596	386		Argan Inc	957		18
GAMCO Investors Inc	2,783	157		Dycom Industries Inc (a)	479,249		10,055
Greenhill & Co Inc	7,235	426
Higher One Holdings Inc (a)	14,276	150		Exponent Inc	4,050		198
MarketAxess Holdings Inc	8,982	340		Granite Construction Inc	27,600		1,003
				MasTec Inc (a)	108,937		3,083
MicroFinancial Inc	1,386	10		Mistras Group Inc (a)	6,928		152
Nationstar Mortgage Holdings Inc (a)	4,652	168
Netspend Holdings Inc (a)	13,406	145		MYR Group Inc (a)	5,028		113
Ocwen Financial Corp (a)	2,856	111					$14,680
Portfolio Recovery Associates Inc (a)	5,057	541		Entertainment - 1.21%
Pzena Investment Management Inc	3,612	21		Bally Technologies Inc (a)	19,900		958
Regional Management Corp (a)	2,086	35		Carmike Cinemas Inc (a)	2,486		40
Stifel Financial Corp (a)	253,084	9,327		Churchill Downs Inc	1,848		120
Virtus Investment Partners Inc (a)	1,415	211		Lions Gate Entertainment Corp (a)	24,065		441
WageWorks Inc (a)	1,729	34		Marriott Vacations Worldwide Corp (a)	29,200		1,296
Walter Investment Management Corp (a)	43,100	1,931		Multimedia Games Holding Co Inc (a)	11,825		200
Westwood Holdings Group Inc	2,870	121		National CineMedia Inc	494,820		7,561
World Acceptance Corp (a)	2,975	231		SHFL Entertainment Inc (a)	493,973		7,310
		$25,196		Six Flags Entertainment Corp	11,257		709
Electric - 0.00%				Vail Resorts Inc	3,028		160
Ormat Technologies Inc	2,155	46					$18,795
Otter Tail Corp	831	22		Environmental Control - 0.93%
		$68		Calgon Carbon Corp (a)	12,331		198
Electrical Components & Equipment - 0.68%				Ceco Environmental Corp	2,604		29
				Darling International Inc (a)	11,313		191
Acuity Brands Inc	111,677	7,683		EnergySolutions Inc (a)	9,457		36
AMETEK Inc	7,016	287		Mine Safety Appliances Co	6,912		320
Belden Inc	10,140	488		Tetra Tech Inc (a)	15,609		447
Coleman Cable Inc	3,353	34		TRC Cos Inc (a)	5,728		34
Energizer Holdings Inc	10,800	940
EnerSys Inc (a)	5,269	216		US Ecology Inc	5,075		121
Generac Holdings Inc	4,886	182		Waste Connections Inc	363,227		13,083
Littelfuse Inc	5,768	369					$14,459
Powell Industries Inc (a)	1,683	76		Food - 1.25%
Universal Display Corp (a)	9,944	277		Arden Group Inc	261		24
		$10,552		B&G Foods Inc	16,625		527
				Boulder Brands Inc (a)	89,306		1,199
Electronics - 0.62%
American Science & Engineering Inc	699	47		Calavo Growers Inc	5,268		131
Analogic Corp	3,440	262		Cal-Maine Foods Inc	3,935		164
				Chefs' Warehouse Inc/The (a)	336,861		5,589
Badger Meter Inc	4,306	213		Flowers Foods Inc	55,700		1,497
Coherent Inc	2,975	165		Fresh Market Inc/The (a)	39,500		1,931
Cymer Inc (a)	2,310	238
				Hain Celestial Group Inc (a)	39,059		2,226
Daktronics Inc	3,890	46		Inventure Foods Inc (a)	5,643		40
ESCO Technologies Inc	3,754	155
FARO Technologies Inc (a)	4,866	162		J&J Snack Foods Corp	4,683		319
FEI Co	10,480	639		Lancaster Colony Corp	5,842		418
II-VI Inc (a)	13,015	221		Lifeway Foods Inc	1,826		19
InvenSense Inc (a)	62,500	912		Pilgrim's Pride Corp (a)	21,036		178
Measurement Specialties Inc (a)	5,913	209		Post Holdings Inc (a)	5,517		210
Mesa Laboratories Inc	1,119	58		Sanderson Farms Inc	7,266		367
Multi-Fineline Electronix Inc (a)	607	10		Snyders-Lance Inc	9,511		242
NVE Corp (a)	2,004	110		SUPERVALU Inc	49,164		192
OSI Systems Inc (a)	10,002	545		Tootsie Roll Industries Inc	6,519		177

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Food (continued)				Healthcare - Products (continued)
TreeHouse Foods Inc (a)	6,032	$319		STAAR Surgical Co (a)	15,683		$89
United Natural Foods Inc (a)	48,927	2,641		STERIS Corp	12,194		460
WhiteWave Foods Co (a)	62,000	1,004		SurModics Inc (a)	1,496		36
		$19,414		Symmetry Medical Inc (a)	5,050		54
				Tornier NV (a)	4,667		80
Forest Products & Paper - 0.07%				Utah Medical Products Inc	1,454		58
Buckeye Technologies Inc	6,762	194		Vascular Solutions Inc (a)	6,844		114
Clearwater Paper Corp (a)	5,243	238		Volcano Corp (a)	471,997		11,819
Deltic Timber Corp	3,066	222		West Pharmaceutical Services Inc	6,068		359
Neenah Paper Inc	4,121	128		Young Innovations Inc	1,079		43
Orchids Paper Products Co	1,187	26		Zeltiq Aesthetics Inc (a)	3,004		13
PH Glatfelter Co	3,102	58					$83,815
Schweitzer-Mauduit International Inc	6,775	276
		$1,142		Healthcare - Services - 3.67%
				Acadia Healthcare Co Inc (a)	329,393		8,422
Gas - 0.02%				Air Methods Corp	11,018		482
Piedmont Natural Gas Co Inc	2,662	85		Amsurg Corp (a)	4,481		140
South Jersey Industries Inc	2,862	155		Bio-Reference Labs Inc (a)	7,036		195
		$240		Brookdale Senior Living Inc (a)	47,200		1,275
Hand & Machine Tools - 0.63%				Capital Senior Living Corp (a)	6,961		148
Franklin Electric Co Inc	6,709	446		Centene Corp (a)	14,728		636
Lincoln Electric Holdings Inc	171,624	9,256		Covance Inc (a)	213,007		14,209
		$9,702		Emeritus Corp (a)	8,790		238
				Ensign Group Inc/The	4,673		133
Healthcare - Products - 5.40%				HealthSouth Corp (a)	23,089		551
Abaxis Inc	6,015	233		ICON PLC ADR(a)	308,170		9,033
ABIOMED Inc (a)	14,675	205		IPC The Hospitalist Co Inc (a)	151,622		6,465
Accuray Inc (a)	31,329	160		Magellan Health Services Inc (a)	613		31
Align Technology Inc (a)	107,394	3,368		Mednax Inc (a)	101,326		8,669
ArthroCare Corp (a)	6,444	235		Molina Healthcare Inc (a)	1,061		31
Atrion Corp	702	141		Skilled Healthcare Group Inc (a)	7,687		41
Cantel Medical Corp	6,063	190		US Physical Therapy Inc	5,227		129
Cardiovascular Systems Inc (a)	7,442	117		Vanguard Health Systems Inc (a)	11,876		166
Cepheid Inc (a)	94,859	3,436		WellCare Health Plans Inc (a)	118,952		6,032
Cerus Corp (a)	21,212	67					$57,026
Conceptus Inc (a)	8,808	182
Cooper Cos Inc/The	33,318	3,377		Holding Companies - Diversified - 0.00%
Cyberonics Inc (a)	38,630	1,675		Primoris Services Corp	3,504		67
Cynosure Inc (a)	2,718	73
DexCom Inc (a)	19,243	293		Home Builders - 0.69%
Endologix Inc (a)	245,166	3,759		Beazer Homes USA Inc (a)	39,800		749
EnteroMedics Inc (a)	11,703	36		Meritage Homes Corp (a)	38,360		1,697
Exactech Inc (a)	879	17		Pulte Group Inc (a)	158,400		3,285
Female Health Co/The	7,831	60		Ryland Group Inc/The	123,700		4,914
Genomic Health Inc (a)	33,335	934
Globus Medical Inc (a)	3,096	40					$10,645
Haemonetics Corp (a)	14,502	608		Home Furnishings - 0.74%
HeartWare International Inc (a)	96,400	8,713		American Woodmark Corp (a)	693		19
Henry Schein Inc (a)	95,554	8,250		DTS Inc/CA (a)	8,123		155
ICU Medical Inc (a)	3,254	197		Ethan Allen Interiors Inc	5,738		166
IDEXX Laboratories Inc (a)	68,563	6,528		Harman International Industries Inc	105,127		4,708
Insulet Corp (a)	13,461	311		La-Z-Boy Inc	6,590		103
Integra LifeSciences Holdings Corp (a)	4,954	209		Select Comfort Corp (a)	272,968		6,010
Luminex Corp (a)	11,930	219		Skullcandy Inc (a)	7,159		47
MAKO Surgical Corp (a)	17,316	201		TiVo Inc (a)	17,960		240
Masimo Corp	57,334	1,164					$11,448
Merge Healthcare Inc (a)	19,920	54
				Housewares - 0.01%
Meridian Bioscience Inc	11,578	243		Libbey Inc (a)	8,876		167
Merit Medical Systems Inc (a)	1,053	15
Natus Medical Inc (a)	7,796	96
NuVasive Inc (a)	4,606	79		Insurance - 0.15%
NxStage Medical Inc (a)	14,812	173		Amtrust Financial Services Inc	1,812		60
Orthofix International NV (a)	4,105	157		Brown & Brown Inc	55,800		1,525
PhotoMedex Inc (a),(b)	4,783	68		eHealth Inc (a)	8,609		210
PSS World Medical Inc (a)	416,061	12,036		Employers Holdings Inc	2,717		58
QIAGEN NV (a)	69,500	1,459		First American Financial Corp	4,172		100
Quidel Corp (a)	7,944	178		Greenlight Capital Re Ltd (a)	3,442		83
Rochester Medical Corp (a)	4,016	47		Homeowners Choice Inc	643		14
Rockwell Medical Technologies Inc (a)	8,721	53		Montpelier Re Holdings Ltd ADR	2,746		67
Sirona Dental Systems Inc (a)	163,589	10,874		Navigators Group Inc/The (a)	1,819		99
Spectranetics Corp (a)	9,624	160

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Machinery - Diversified (continued)
Tower Group Inc	8,103	$156		Chart Industries Inc (a)	137,305		$9,088
		$2,372		Cognex Corp	12,613		500
				DXP Enterprises Inc (a)	3,886		221
Internet - 4.20%				Flow International Corp (a)	4,508		17
Bankrate Inc (a)	9,984	123
Blucora Inc (a)	2,736	41		IDEX Corp	346,365		17,280
				iRobot Corp (a)	6,664		152
Blue Nile Inc (a)	5,455	183
Boingo Wireless Inc (a)	6,821	53		Lindsay Corp	3,838		357
				Middleby Corp (a)	84,782		11,985
BroadSoft Inc (a)	362,414	12,310
CafePress Inc (a)	2,049	13		Nordson Corp	16,000		1,082
Cogent Communications Group Inc	12,804	317		Robbins & Myers Inc	4,669		272
comScore Inc (a)	10,119	149		Sauer-Danfoss Inc	3,390		182
Constant Contact Inc (a)	13,378	201		Tennant Co	5,382		248
Dealertrack Technologies Inc (a)	379,643	11,990					$42,065
Dice Holdings Inc (a)	20,167	190		Media - 0.02%
ExactTarget Inc (a)	591,928	13,017		Belo Corp	14,786		125
Global Sources Ltd (a)	1,230	10		Demand Media Inc (a)	9,639		81
HealthStream Inc (a)	5,504	136		Nexstar Broadcasting Group Inc	1,235		18
HomeAway Inc (a)	343,477	8,233		Sinclair Broadcast Group Inc	1,446		20
IAC/InterActiveCorp	81,216	3,350					$244
Lionbridge Technologies Inc (a)	24,353	97
Liquidity Services Inc (a)	5,898	188		Metal Fabrication & Hardware - 1.64%
magicJack VocalTec Ltd (a)	4,516	59		CIRCOR International Inc	557		23
Move Inc (a)	17,424	164		Haynes International Inc	2,459		126
NIC Inc	18,487	301		Mueller Industries Inc	1,396		74
OpenTable Inc (a)	6,463	341		Mueller Water Products Inc - Class A	25,169		149
Overstock.com Inc (a)	5,045	68		RBC Bearings Inc (a)	160,210		8,448
Pandora Media Inc (a)	506,000	5,829		Rexnord Corp (a)	2,762		55
Perficient Inc (a)	10,636	127		Sun Hydraulics Corp	5,087		140
ReachLocal Inc (a)	4,391	58		Valmont Industries Inc	113,254		16,504
Sapient Corp (a)	465,451	5,636					$25,519
Sourcefire Inc (a)	8,465	361		Mining - 0.04%
SPS Commerce Inc (a)	5,445	212		AMCOL International Corp	6,981		206
Stamps.com Inc (a)	6,217	168		Coeur d'Alene Mines Corp (a)	10,857		236
support.com Inc (a)	15,174	63		Globe Specialty Metals Inc	1,885		29
Synacor Inc (a)	2,813	16		Gold Resource Corp	13,126		180
Travelzoo Inc (a)	3,081	68		United States Lime & Minerals Inc (a)	704		32
ValueClick Inc (a)	12,946	265					$683
VASCO Data Security International Inc (a)	5,554	45
VirnetX Holding Corp (a)	10,325	361		Miscellaneous Manufacturing - 2.50%
Web.com Group Inc (a)	8,504	138		Actuant Corp	258,252		7,613
Websense Inc (a)	10,678	156		AO Smith Corp	45,234		3,134
XO Group Inc (a)	11,311	109		AZZ Inc	7,623		326
Zix Corp (a)	26,262	86		Blount International Inc (a)	12,045		205
		$65,232		Carlisle Cos Inc	120,507		7,731
				CLARCOR Inc	15,169		765
Investment Companies - 0.00%				EnPro Industries Inc (a)	4,797		213
Main Street Capital Corp	838	27		GP Strategies Corp (a)	5,966		128
				Handy & Harman Ltd (a)	2,111		31
Iron & Steel - 0.00%				Hexcel Corp (a)	611,165		16,373
Metals USA Holdings Corp	1,269	23		Hillenbrand Inc	15,645		387
				John Bean Technologies Corp	8,733		163
				Koppers Holdings Inc	6,100		247
Leisure Products & Services - 0.81%				LSB Industries Inc (a)	4,673		193
Arctic Cat Inc (a)	5,560	201		Movado Group Inc	567		21
Brunswick Corp/DE	22,233	804		Myers Industries Inc	9,849		146
Interval Leisure Group Inc	10,821	214		Park-Ohio Holdings Corp (a)	3,341		81
Life Time Fitness Inc (a)	222,093	11,267		Raven Industries Inc	10,356		279
Marine Products Corp	2,610	17		Smith & Wesson Holding Corp (a)	17,787		153
Town Sports International Holdings Inc	10,013	105		Standex International Corp	1,248		71
		$12,608		Sturm Ruger & Co Inc	5,543		281
				Trimas Corp (a)	8,954		277
Lodging - 0.45%
Ameristar Casinos Inc	6,953	184					$38,818
Orient-Express Hotels Ltd (a)	565,345	6,569		Office Furnishings - 0.69%
Ryman Hospitality Properties	6,221	249		Herman Miller Inc	17,610		435
		$7,002		HNI Corp	13,009		411
Machinery - Diversified - 2.71%				Interface Inc	577,076		9,683
Altra Holdings Inc	6,368	153		Knoll Inc	9,344		155
Applied Industrial Technologies Inc	11,737	516		Steelcase Inc	4,534		62
Cascade Corp	190	12					$10,746

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas - 2.18%				Pharmaceuticals (continued)
Alon USA Energy Inc	3,416	$67		Impax Laboratories Inc (a)	72,328		$1,458
Apco Oil and Gas International Inc	3,869	50		Infinity Pharmaceuticals Inc (a)	98,862		3,406
Approach Resources Inc (a)	48,187	1,282		Ironwood Pharmaceuticals Inc (a)	20,906		268
Arabian American Development Co (a)	8,816	70		Isis Pharmaceuticals Inc (a)	27,459		399
Berry Petroleum Co	13,033	480		Jazz Pharmaceuticals PLC (a)	144,764		8,163
Bonanza Creek Energy Inc (a)	656	20		MAP Pharmaceuticals Inc (a)	137,830		3,414
Carrizo Oil & Gas Inc (a)	9,697	208		Medivation Inc (a)	72,900		3,963
Clayton Williams Energy Inc (a)	240	10		Natural Grocers by Vitamin Cottage Inc (a)	36,400		748
Contango Oil & Gas Co	3,220	138		Nature's Sunshine Products Inc	2,971		43
CVR Energy Inc	3,202	188		Nektar Therapeutics (a)	22,300		191
Energy XXI Bermuda Ltd	16,283	510		Neogen Corp (a)	6,741		313
Gulfport Energy Corp (a)	73,136	3,018		Neurocrine Biosciences Inc (a)	17,184		156
Halcon Resources Corp (a)	23,994	183		Obagi Medical Products Inc (a)	8,319		119
Isramco Inc (a)	449	46		Onyx Pharmaceuticals Inc (a)	63,720		4,940
Kodiak Oil & Gas Corp (a)	75,221	692		Opko Health Inc (a)	26,296		169
Laredo Petroleum Holdings Inc (a)	348,094	6,422		Optimer Pharmaceuticals Inc (a)	260,046		2,413
Magnum Hunter Resources Corp - Warrants (a)	2,431	—		Orexigen Therapeutics Inc (a)	31,976		183
Matador Resources Co (a)	498,770	3,940		Osiris Therapeutics Inc (a)	7,224		57
Northern Oil and Gas Inc (a)	18,024	298		Pain Therapeutics Inc	16,457		45
Oasis Petroleum Inc (a)	370,910	13,309		Pernix Therapeutics Holdings (a)	4,036		33
Panhandle Oil and Gas Inc	2,914	83		Pharmacyclics Inc (a)	47,601		3,300
PDC Energy Inc (a)	25,300	937		POZEN Inc (a)	10,668		57
Rex Energy Corp (a)	48,331	635		Questcor Pharmaceuticals Inc	15,116		385
Rosetta Resources Inc (a)	15,039	797		Repros Therapeutics Inc (a)	87,540		1,034
Vaalco Energy Inc (a)	16,511	140		Rigel Pharmaceuticals Inc (a)	19,511		128
W&T Offshore Inc	1,050	19		Santarus Inc (a)	15,075		201
Warren Resources Inc (a)	4,777	15		Sciclone Pharmaceuticals Inc (a)	24,530		128
Western Refining Inc	9,618	323		SIGA Technologies Inc (a)	15,612		46
		$33,880		Sucampo Pharmaceuticals Inc (a)	5,324		28
				Synageva BioPharma Corp (a)	45,273		2,094
Oil & Gas Services - 2.19%				TESARO Inc (a)	171,341		3,101
C&J Energy Services Inc (a)	5,910	135		Theravance Inc (a)	17,363		386
Dril-Quip Inc (a)	60,399	4,898		Threshold Pharmaceuticals Inc (a)	19,934		92
Flotek Industries Inc (a)	13,964	188		USANA Health Sciences Inc (a)	2,727		97
Forum Energy Technologies Inc (a)	86,343	2,203		Vivus Inc (a)	24,955		302
Geospace Technologies Corp (a)	3,644	329
Global Geophysical Services Inc (a)	8,972	34					$70,867
Helix Energy Solutions Group Inc (a)	92,679	2,198		Pipelines - 0.01%
ION Geophysical Corp (a)	37,473	255		Crosstex Energy Inc	10,192		172
Lufkin Industries Inc	9,542	553
Matrix Service Co (a)	1,589	23
Mitcham Industries Inc (a)	3,578	53		Real Estate - 0.15%
				HFF Inc	12,078		211
Oceaneering International Inc	156,708	9,905		Realogy Holdings Corp (a)	46,525		2,083
Oil States International Inc (a)	93,096	7,222
Pioneer Energy Services Corp (a)	5,533	42					$2,294
Targa Resources Corp	8,233	497		REITS - 0.40%
TGC Industries Inc	6,295	57		Acadia Realty Trust	14,343		375
Thermon Group Holdings Inc (a)	224,056	5,422		Alexander's Inc	570		190
		$34,014		Associated Estates Realty Corp	9,527		154
Packaging & Containers 0.01%				DuPont Fabros Technology Inc	7,109		168
AEP Industries Inc (a) -	1,800	116		EastGroup Properties Inc	7,526		422
				Glimcher Realty Trust	34,891		388
				Highwoods Properties Inc	18,056		650
Pharmaceuticals - 4.56%				Inland Real Estate Corp	15,215		138
Achillion Pharmaceuticals Inc (a)	321,153	2,884		Monmouth Real Estate Investment Corp	7,767		84
Akorn Inc (a)	494,098	6,468		National Health Investors Inc	6,868		437
Alkermes PLC (a)	35,036	808		Omega Healthcare Investors Inc	31,727		811
Amicus Therapeutics Inc (a)	13,279	50		Potlatch Corp	7,051		306
Anika Therapeutics Inc (a)	5,088	54		PS Business Parks Inc	4,306		307
Array BioPharma Inc (a)	39,588	149		Saul Centers Inc	3,361		144
Auxilium Pharmaceuticals Inc (a)	13,847	255		Sovran Self Storage Inc	7,460		487
BioDelivery Sciences International Inc (a)	11,828	51		Strategic Hotels & Resorts Inc (a)	38,366		280
BioScrip Inc (a)	5,317	60		Sun Communities Inc	8,356		359
Biospecifics Technologies Corp (a)	1,983	30		UMH Properties Inc	1,105		11
Catamaran Corp (a)	341,005	17,695		Universal Health Realty Income Trust	3,189		176
Cumberland Pharmaceuticals Inc (a)	2,837	12		Urstadt Biddle Properties Inc	8,177		166
Cytori Therapeutics Inc (a)	18,950	52		Washington Real Estate Investment Trust	5,911		168
Dyax Corp (a)	43,905	140					$6,221
Endocyte Inc (a)	13,142	132
Furiex Pharmaceuticals Inc (a)	3,179	102		Retail - 10.98%
Hi-Tech Pharmacal Co Inc	1,779	65		Abercrombie & Fitch Co	44,700		2,235

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Savings & Loans - 0.01%
Aeropostale Inc (a)	23,417	$317		Oritani Financial Corp	6,831	$103
AFC Enterprises Inc (a)	7,048	205
America's Car-Mart Inc/TX (a)	3,454	138
ANN Inc (a)	231,193	7,130		Semiconductors - 3.52%
				Applied Micro Circuits Corp (a)	600,571	5,147
Asbury Automotive Group Inc (a)	6,761	240
Barnes & Noble Inc (a)	1,040	14		Cabot Microelectronics Corp	6,930	256
				Cavium Inc (a)	124,076	4,149
BJ's Restaurants Inc (a)	5,915	189
				Ceva Inc (a)	7,799	118
Bloomin' Brands Inc (a)	5,936	110
				Cirrus Logic Inc (a)	16,143	456
Body Central Corp (a)	6,984	56
				Cree Inc (a)	80,400	3,469
Bravo Brio Restaurant Group Inc (a)	8,683	129
				Fairchild Semiconductor International Inc (a)	526,271	7,773
Buckle Inc/The	7,875	368		GT Advanced Technologies Inc (a)	43,371	137
Buffalo Wild Wings Inc (a)	4,568	336
				Hittite Microwave Corp (a)	9,290	570
Cabela's Inc (a)	214,815	11,089
				Micrel Inc	11,957	125
Casey's General Stores Inc	9,480	519		Microsemi Corp (a)	278,509	5,827
Cash America International Inc	3,574	171		MIPS Technologies Inc (a)	15,939	125
Cato Corp/The	7,781	215		Monolithic Power Systems Inc	7,512	175
CEC Entertainment Inc	5,181	171		Power Integrations Inc	6,985	261
Cheesecake Factory Inc/The	15,632	518		QLogic Corp (a)	10,311	119
Chico's FAS Inc	223,500	4,007		Semtech Corp (a)	262,525	7,918
Children's Place Retail Stores Inc/The (a)	3,967	198
				Teradyne Inc (a)	433,310	7,002
Coinstar Inc (a)	9,060	461
				Ultratech Inc (a)	59,198	2,411
Conn's Inc (a)	296,474	8,431
				Veeco Instruments Inc (a)	268,058	8,431
Cracker Barrel Old Country Store Inc	5,460	354		Volterra Semiconductor Corp (a)	11,264	185
Del Frisco's Restaurant Group Inc (a)	1,847	29
Denny's Corp (a)	32,600	165				$54,654
Destination Maternity Corp	2,598	59		Software - 7.70%
Dick's Sporting Goods Inc	173,299	8,247		ACI Worldwide Inc (a)	11,446	544
DineEquity Inc (a)	4,340	318		Actuate Corp (a)	19,922	112
Domino's Pizza Inc	96,700	4,503		Advent Software Inc (a)	8,914	220
DSW Inc	27,826	1,862		American Software Inc/Georgia	10,416	90
Einstein Noah Restaurant Group Inc	2,146	28		Aspen Technology Inc (a)	388,340	11,883
Express Inc (a)	25,384	467		athenahealth Inc (a)	10,259	887
Ezcorp Inc (a)	9,288	206		AVG Technologies NV (a)	3,348	46
Finish Line Inc/The	8,318	155		Blackbaud Inc	10,947	273
First Cash Financial Services Inc (a)	8,159	435		Broadridge Financial Solutions Inc	391,795	9,235
Five Below Inc (a)	195,530	7,235		CommVault Systems Inc (a)	198,428	15,225
Francesca's Holdings Corp (a)	404,052	11,474		Computer Programs & Systems Inc	3,030	159
Genesco Inc (a)	6,945	433		Concur Technologies Inc (a)	56,355	3,770
GNC Holdings Inc	57,066	2,051		Cornerstone OnDemand Inc (a)	8,424	275
Gordmans Stores Inc (a)	3,653	44		CSG Systems International Inc (a)	8,453	159
Hibbett Sports Inc (a)	193,871	10,209		Demandware Inc (a)	236,660	7,523
Hot Topic Inc	18,523	206		Ebix Inc	9,161	150
HSN Inc	10,753	641		Envestnet Inc (a)	8,964	125
Jack in the Box Inc (a)	10,343	300		EPAM Systems Inc (a)	2,100	44
Jos A Bank Clothiers Inc (a)	7,451	302		EPIQ Systems Inc	1,104	14
Lumber Liquidators Holdings Inc (a)	249,490	14,765		Epocrates Inc (a)	7,668	90
Men's Wearhouse Inc	4,673	142		Fair Isaac Corp	9,820	443
Nathan's Famous Inc (a)	1,153	48		Greenway Medical Technologies (a)	2,757	41
Panera Bread Co (a)	60,467	9,663		Guidance Software Inc (a)	6,340	81
Pantry Inc/The (a)	714	9		Guidewire Software Inc (a)	315,395	10,446
Papa John's International Inc (a)	5,149	289		Infoblox Inc (a)	3,257	61
PetMed Express Inc	8,623	112		Informatica Corp (a)	216,898	8,027
Pier 1 Imports Inc	194,137	4,211		Innodata Inc (a)	9,821	37
Pricesmart Inc	99,672	7,675		Interactive Intelligence Group Inc (a)	359,688	14,467
Rite Aid Corp (a)	25,095	40		InterXion Holding NV (a)	37,300	858
Roundy's Inc	8,635	50		Market Leader Inc (a)	8,179	62
rue21 inc (a)	6,696	199		MedAssets Inc (a)	177,656	3,473
Ruth's Hospitality Group Inc (a)	15,216	118		Medidata Solutions Inc (a)	6,358	297
Sonic Corp (a)	13,394	149		MicroStrategy Inc (a)	2,359	237
Susser Holdings Corp (a)	27,300	1,143		Monotype Imaging Holdings Inc	10,129	183
Texas Roadhouse Inc	17,718	312		NetSuite Inc (a)	45,917	3,225
Tilly's Inc (a)	3,974	59		Omnicell Inc (a)	1,712	27
Ulta Salon Cosmetics & Fragrance Inc	111,368	10,894		PDF Solutions Inc (a)	10,420	156
Vera Bradley Inc (a)	8,852	224		Pegasystems Inc	331,528	7,973
Vitamin Shoppe Inc (a)	325,097	19,858		PTC Inc (a)	34,236	794
Williams-Sonoma Inc	46,600	2,050		QAD Inc	2,791	39
World Fuel Services Corp	260,424	11,227		QLIK Technologies Inc (a)	24,441	543
Zumiez Inc (a)	9,466	200		Quality Systems Inc	11,320	206
		$170,407		RealPage Inc (a)	9,923	232
				Rosetta Stone Inc (a)	2,342	30

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Software (continued)				Transportation (continued)
SciQuest Inc (a)	7,897	$131		Gulfmark Offshore Inc	2,514	$87
SolarWinds Inc (a)	128,453	6,990		Heartland Express Inc	10,974	152
SS&C Technologies Holdings Inc (a)	4,008	91		HUB Group Inc (a)	11,203	412
Synchronoss Technologies Inc (a)	7,012	167		Kirby Corp (a)	145,068	10,249
Take-Two Interactive Software Inc (a)	19,571	238		Knight Transportation Inc	659,821	10,524
Tangoe Inc (a)	79,944	1,155		Landstar System Inc	138,836	7,919
Tyler Technologies Inc (a)	8,622	466		Old Dominion Freight Line Inc (a)	17,839	665
Ultimate Software Group Inc (a)	72,482	7,359		PHI Inc (a)	461	15
Verint Systems Inc (a)	6,036	204		Roadrunner Transportation Systems Inc (a)	314,460	6,324
		$119,563		Saia Inc (a)	1,311	34
				Swift Transportation Co (a)	23,848	326
Storage & Warehousing - 0.00%				UTI Worldwide Inc	587,632	8,673
Wesco Aircraft Holdings Inc (a)	1,955	27
				Werner Enterprises Inc	9,534	225
						$62,062
Telecommunications - 2.79%
8x8 Inc (a)	19,345	128		Trucking & Leasing - 0.01%
Acme Packet Inc (a)	473,164	11,436		TAL International Group Inc	3,607	151
ADTRAN Inc	18,744	379
Anaren Inc (a)	812	16		Water- 0.02%
Anixter International Inc	5,060	340		American States Water Co	855	43
Arris Group Inc (a)	62,695	1,036		California Water Service Group	9,049	176
Aruba Networks Inc (a)	161,161	3,713		Connecticut Water Service Inc	3,063	91
Atlantic Tele-Network Inc	3,886	168		SJW Corp	1,884	51
Aware Inc	4,610	27				$361
CalAmp Corp (a)	12,419	106		TOTAL COMMON STOCKS		$1,468,828
Calix Inc (a)	5,993	49			Maturity
Ciena Corp (a)	508,893	7,969		REPURCHASE AGREEMENTS - 5.65%	Amount (000's)	Value(000	's)
Cincinnati Bell Inc (a)	30,662	146
Comverse Inc (a)	5,312	153		Banks- 5.65%
Comverse Technology Inc (a)	53,126	232		Investment in Joint Trading Account; Credit	$19,209	$19,209
Consolidated Communications Holdings Inc	11,540	199		Suisse Repurchase Agreement; 0.13%
DigitalGlobe Inc (a)	6,079	170		dated 01/31/2013 maturing 02/01/2013
EXFO Inc (a)	527,849	2,882		(collateralized by US Government
Extreme Networks (a)	40,663	150		Securities; $19,592,630; 0.00%; dated
Finisar Corp (a)	254,760	3,949		05/15/15 - 02/15/38)
General Communication Inc (a)	16,736	142		Investment in Joint Trading Account; Deutsche	13,446	13,445
Globecomm Systems Inc (a)	7,862	98		Bank Repurchase Agreement; 0.16% dated
HickoryTech Corp	5,284	51		01/31/2013 maturing 02/01/2013
IDT Corp - Class B	6,275	64		(collateralized by US Government
Infinera Corp (a)	23,557	168		Securities; $13,714,840; 0.00% - 6.75%;
InterDigital Inc/PA	12,155	527		dated 02/01/13 - 11/23/35)
Iridium Communications Inc (a)	3,086	22		Investment in Joint Trading Account; JP	20,169	20,168
Ixia (a)	59,081	1,122		Morgan Repurchase Agreement; 0.13%
KVH Industries Inc (a)	5,536	81		dated 01/31/2013 maturing 02/01/2013
LogMeIn Inc (a)	5,347	121		(collateralized by US Government
Loral Space & Communications Inc	2,982	175		Securities; $20,572,262; 0.00% - 10.35%;
Lumos Networks Corp	6,059	59		dated 02/03/13 - 09/15/39)
Netgear Inc (a)	178,114	6,254		Investment in Joint Trading Account; Merrill	34,830	34,831
NTELOS Holdings Corp	6,595	85		Lynch Repurchase Agreement; 0.13%
Numerex Corp (a)	4,428	55		dated 01/31/2013 maturing 02/01/2013
Orbcomm Inc (a)	7,657	32		(collateralized by US Government
Plantronics Inc	4,018	165		Securities; $35,526,729; 0.00% - 6.25%;
Premiere Global Services Inc (a)	4,993	47		dated 07/15/13 - 01/15/38)
Primus Telecommunications Group Inc	5,251	56				$87,653
RF Micro Devices Inc (a)	15,198	76		TOTAL REPURCHASE AGREEMENTS		$87,653
RigNet Inc (a)	5,320	114		Total Investments		$1,556,481
ShoreTel Inc (a)	18,338	79		Liabilities in Excess of Other Assets, Net - (0.26)%		$(3,995)
Tessco Technologies Inc	1,185	26		TOTAL NET ASSETS - 100.00%		$1,552,486
Ubiquiti Networks Inc	4,523	58
ViaSat Inc (a)	9,230	355
		$43,280		(a) Non-Income Producing Security
				(b) Security is Illiquid
Toys, Games & Hobbies - 0.01%
LeapFrog Enterprises Inc (a)	14,610	132
Transportation - 4.00%
Echo Global Logistics Inc (a)	6,496	121
Forward Air Corp	8,783	326
GasLog Ltd	4,142	53
Genesee & Wyoming Inc (a)	188,651	15,957

See accompanying notes

Schedule of Investments
SmallCap Growth Fund I
January 31, 2013 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		28.35%
Consumer, Cyclical		17.15%
Industrial		16.91%
Technology		14.68%
Financial		9.75%
Communications		7.08%
Energy		4.42%
Basic Materials		1.88%
Utilities		0.04%
Diversified		0.00%
Liabilities in Excess of Other Assets, Net		(0.26)%
TOTAL NET ASSETS		100.00%

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
Russell 2000 Mini; March 2013	Long	1,012	$86,263	$91,293	$5,030
Total					$5,030

All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS - 97.37%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.55%				Banks (continued)
Millennial Media Inc (a)	72,332	$835		Westamerica Bancorporation	677		$30
							$12,642
Aerospace & Defense - 1.63%				Beverages - 0.05%
Aerovironment Inc (a)	678	15		Boston Beer Co Inc/The (a)	285		40
Cubic Corp	570	27		Coca-Cola Bottling Co Consolidated	311		20
GenCorp Inc (a)	3,084	33		National Beverage Corp	747		10
HEICO Corp	1,989	90					$70
Kaman Corp	1,201	44
LMI Aerospace Inc (a)	73	1		Biotechnology - 4.64%
Moog Inc (a)	331	14		Acorda Therapeutics Inc (a)	1,730		50
National Presto Industries Inc	32	2		Aegerion Pharmaceuticals Inc (a)	36,157		1,023
SIFCO Industries Inc	67	1		Affymax Inc (a)	1,558		29
Teledyne Technologies Inc (a)	582	40		Agenus Inc (a)	902		4
Triumph Group Inc	31,316	2,204		Alnylam Pharmaceuticals Inc (a)	79,184		1,911
				AMAG Pharmaceuticals Inc (a)	1,107		18
		$2,471		Arena Pharmaceuticals Inc (a)	8,282		70
Agriculture - 0.02%				Arqule Inc (a)	3,912		10
Alico Inc	100	4		BioCryst Pharmaceuticals Inc (a)	3,220		5
Vector Group Ltd	1,504	24		Cambrex Corp (a)	995		12
		$28		Celldex Therapeutics Inc (a)	4,111		31
				Cubist Pharmaceuticals Inc (a)	2,734		118
Airlines - 1.00%				Curis Inc (a)	3,968		13
Alaska Air Group Inc (a)	3,066	141
				Dendreon Corp (a)	5,706		34
Allegiant Travel Co	680	51		Emergent Biosolutions Inc (a)	344		5
Hawaiian Holdings Inc (a)	1,810	10
				Exact Sciences Corp (a)	70,799		781
Republic Airways Holdings Inc (a)	1,729	15
				Exelixis Inc (a)	6,812		32
SkyWest Inc	223	3		Halozyme Therapeutics Inc (a)	3,329		22
Spirit Airlines Inc (a)	61,019	1,183
				ImmunoGen Inc (a)	2,377		34
US Airways Group Inc (a)	7,394	106
				Immunomedics Inc (a)	4,158		12
		$1,509		Incyte Corp Ltd (a)	54,260		997
Apparel - 0.68%				Ligand Pharmaceuticals Inc (a)	1,154		23
Cherokee Inc	491	7		Medicines Co/The (a)	2,338		70
Crocs Inc (a)	46,196	686		Merrimack Pharmaceuticals Inc (a)	1,017		6
G-III Apparel Group Ltd (a)	138	5		Momenta Pharmaceuticals Inc (a)	1,176		15
Oxford Industries Inc	515	25		NPS Pharmaceuticals Inc (a)	120,267		1,063
RG Barry Corp	518	7		Omeros Corp (a)	1,685		9
Steven Madden Ltd (a)	1,714	79		OncoGenex Pharmaceutical Inc (a)	963		13
True Religion Apparel Inc	958	23		Oncothyreon Inc (a)	3,784		7
Warnaco Group Inc/The (a)	1,564	115		PDL BioPharma Inc	5,120		35
Wolverine World Wide Inc	2,124	91		Repligen Corp (a)	1,806		12
		$1,038		Sangamo Biosciences Inc (a)	3,431		33
				Seattle Genetics Inc (a)	3,590		106
Automobile Manufacturers - 0.02%				Sequenom Inc (a)	5,786		24
Wabash National Corp (a)	2,537	26		Spectrum Pharmaceuticals Inc	2,568		32
				Verastem Inc (a)	36,941		368
Automobile Parts & Equipment - 0.18%							$7,027
Commercial Vehicle Group Inc (a)	1,617	13
				Building Materials - 4.43%
Cooper Tire & Rubber Co	2,311	59		AAON Inc	1,244		28
Dana Holding Corp	990	16		American DG Energy Inc (a)	1,430		3
Dorman Products Inc	1,048	36		Apogee Enterprises Inc	55,795		1,364
Tenneco Inc (a)	2,650	93
				Comfort Systems USA Inc	728		10
Titan International Inc	2,174	53		Drew Industries Inc	590		22
		$270		Eagle Materials Inc	18,926		1,226
Banks - 8.34%				Headwaters Inc (a)	2,669		25
Arrow Financial Corp	51	1		Nortek Inc (a)	337		24
Bank of the Ozarks Inc	62,441	2,268		Patrick Industries Inc (a)	257		4
Bridge Capital Holdings (a)	176	3		PGT Inc (a)	640		3
Cardinal Financial Corp	29,450	481		Trex Co Inc (a)	47,600		2,012
Cass Information Systems Inc	683	27		USG Corp (a)	68,022		1,999
CoBiz Financial Inc	90,966	742					$6,720
Eagle Bancorp Inc (a)	66	1
First Horizon National Corp	91,890	938		Chemicals - 0.42%
FNB United Corp (a)	490	5		Aceto Corp	406		4
Signature Bank/New York NY (a)	17,476	1,292		American Vanguard Corp	1,234		42
Susquehanna Bancshares Inc	142,521	1,628		Axiall Corp	959		54
SVB Financial Group (a)	30,943	2,054		Balchem Corp	1,242		46
				Chemtura Corp (a)	2,993		71
Texas Capital Bancshares Inc (a)	42,767	1,771
Walker & Dunlop Inc (a)	65,211	1,401		Hawkins Inc	595		23
				HB Fuller Co	2,178		85
				Innophos Holdings Inc	924		47

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Chemicals (continued)				Commercial Services (continued)
Innospec Inc	186	$8		Team Inc (a)	906		$40
KMG Chemicals Inc	507	10		TNS Inc (a)	1,062		22
Landec Corp (a)	411	5		TrueBlue Inc (a)	1,114		19
Olin Corp	2,041	48		United Rentals Inc (a)	36,304		1,838
OMNOVA Solutions Inc (a)	3,094	25		Valassis Communications Inc	1,083		30
PolyOne Corp	3,070	67		VistaPrint NV (a)	1,475		53
Quaker Chemical Corp	235	13		WEX Inc (a)	1,680		132
Rentech Inc	9,959	31					$5,100
Stepan Co	702	41		Computers - 1.75%
Zep Inc	614	9		3D Systems Corp(a)	12,105		700
		$629		CACI International Inc (a)	128		7
Coal - 0.02%				Computer Task Group Inc	782		15
SunCoke Energy Inc (a)	2,192	36		Cray Inc (a)	1,644		31
				Datalink Corp (a)	991		9
				Digimarc Corp	475		10
Commercial Services - 3.37%				Echelon Corp (a)	1,352		3
Acacia Research Corp (a)	2,263	58
				Electronics for Imaging Inc (a)	195		4
Accretive Health Inc (a)	2,395	31
				Fortinet Inc (a)	59,160		1,396
Advisory Board Co/The (a)	1,289	70
				iGate Corp (a)	1,342		23
American Public Education Inc (a)	786	30
AMN Healthcare Services Inc (a)	1,621	20		j2 Global Inc	1,655		53
				LivePerson Inc (a)	2,295		31
Arbitron Inc	1,154	54		Manhattan Associates Inc (a)	877		60
ARC Document Solutions Inc (a)	422	1
				Mentor Graphics Corp (a)	2,096		36
Avis Budget Group Inc (a)	3,988	86
				MTS Systems Corp	714		41
Barrett Business Services Inc	454	18		Netscout Systems Inc (a)	1,589		41
Bridgepoint Education Inc (a)	1,118	12
				Qualys Inc (a)	418		6
Bright Horizons Family Solutions Inc (a)	3,865	108
				Quantum Corp (a)	945		1
Brink's Co/The	1,775	53		RealD Inc (a)	2,531		29
Capella Education Co (a)	829	23
				Riverbed Technology Inc (a)	179		3
Cardtronics Inc (a)	1,906	49
				Synaptics Inc (a)	1,495		52
CDI Corp	110	2		Syntel Inc	667		39
Chemed Corp	829	63		Unisys Corp (a)	1,458		32
Corporate Executive Board Co	1,526	76		Virtusa Corp (a)	1,243		26
Corvel Corp (a)	409	19
				Vocera Communications Inc (a)	187		5
CoStar Group Inc (a)	1,219	114
Deluxe Corp	1,558	57					$2,653
Electro Rent Corp	123	2		Consumer Products - 0.11%
ExamWorks Group Inc (a)	362	5		AT Cross Co (a)	552		6
ExlService Holdings Inc (a)	976	29		Blyth Inc	694		10
Forrester Research Inc	942	27		Central Garden and Pet Co - A Shares (a)	385		4
Franklin Covey Co (a)	632	9		Prestige Brands Holdings Inc (a)	1,583		34
Global Cash Access Holdings Inc (a)	2,742	21		Spectrum Brands Holdings Inc	916		46
Grand Canyon Education Inc (a)	1,711	41		Tumi Holdings Inc (a)	1,430		32
Green Dot Corp (a)	1,604	21		WD-40 Co	734		39
Hackett Group Inc/The	1,598	7					$171
Healthcare Services Group Inc	2,494	60
Heartland Payment Systems Inc	1,676	53		Cosmetics & Personal Care - 0.03%
HMS Holdings Corp (a)	41,106	1,120		Elizabeth Arden Inc (a)	813		31
Huron Consulting Group Inc (a)	1,043	36		Inter Parfums Inc	784		17
Insperity Inc	1,033	35					$48
Intersections Inc	394	4		Distribution & Wholesale - 4.70%
K12 Inc (a)	1,001	18		Beacon Roofing Supply Inc (a)	2,134		77
Kforce Inc	1,760	24		Core-Mark Holding Co Inc	123		6
Landauer Inc	389	25		MWI Veterinary Supply Inc (a)	38,636		4,340
MAXIMUS Inc	1,467	101		Owens & Minor Inc	2,344		72
Medifast Inc (a)	927	23
				Pool Corp	2,073		95
Monro Muffler Brake Inc	1,149	42		Titan Machinery Inc (a)	639		18
Multi-Color Corp	48	1		United Stationers Inc	150		5
National Research Corp	163	9		Watsco Inc	1,339		101
On Assignment Inc (a)	1,622	40		WESCO International Inc (a)	33,130		2,416
PAREXEL International Corp (a)	2,585	88
Performant Financial Corp (a)	338	4					$7,130
PRGX Global Inc (a)	1,367	9		Diversified Financial Services - 0.66%
Providence Service Corp/The (a)	156	3		Cohen & Steers Inc	685		22
RPX Corp (a)	1,265	13		Credit Acceptance Corp (a)	342		34
Sotheby's	869	31		DFC Global Corp (a)	1,482		28
Standard Parking Corp (a)	1,048	22		Diamond Hill Investment Group Inc	179		13
Steiner Leisure Ltd (a)	667	30		Duff & Phelps Corp	556		9
Strayer Education Inc	495	28		Ellie Mae Inc (a)	1,051		21
Team Health Holdings Inc (a)	1,225	41		Encore Capital Group Inc (a)	775		23

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Diversified Financial Services (continued)				Engineering & Construction (continued)
Evercore Partners Inc - Class A	174	$7		MasTec Inc (a)	2,494		$70
Financial Engines Inc	11,937	397		Mistras Group Inc (a)	22,615		498
GAMCO Investors Inc	419	24		MYR Group Inc (a)	758		17
Greenhill & Co Inc	1,092	64					$650
Higher One Holdings Inc (a)	2,154	23
MarketAxess Holdings Inc	1,356	51		Entertainment - 1.30%
				Carmike Cinemas Inc (a)	25,872		413
MicroFinancial Inc	208	2
Nationstar Mortgage Holdings Inc (a)	701	25		Churchill Downs Inc	278		18
Netspend Holdings Inc (a)	2,019	22		Lions Gate Entertainment Corp (a)	3,633		67
Ocwen Financial Corp (a)	430	17		Multimedia Games Holding Co Inc (a)	41,350		700
Portfolio Recovery Associates Inc (a)	749	80		SHFL Entertainment Inc (a)	43,738		647
Pzena Investment Management Inc	542	3		Six Flags Entertainment Corp	1,698		107
Regional Management Corp (a)	314	5		Vail Resorts Inc	456		24
Stifel Financial Corp (a)	1,148	42					$1,976
Virtus Investment Partners Inc (a)	213	32		Environmental Control - 0.14%
WageWorks Inc (a)	260	5		Calgon Carbon Corp (a)	1,857		30
Westwood Holdings Group Inc	442	19		Ceco Environmental Corp	392		4
World Acceptance Corp (a)	448	35		Darling International Inc (a)	1,706		29
		$1,003		EnergySolutions Inc (a)	1,426		5
Electric - 0.01%				Mine Safety Appliances Co	1,043		48
				Tetra Tech Inc (a)	2,354		68
Ormat Technologies Inc	324	7		TRC Cos Inc (a)	862		5
Otter Tail Corp	124	3
		$10		US Ecology Inc	765		18
							$207
Electrical Components & Equipment - 0.25%
Acuity Brands Inc	1,928	133		Food - 0.97%
Belden Inc	1,530	74		Arden Group Inc	39		4
Coleman Cable Inc	472	5		B&G Foods Inc	2,507		79
EnerSys Inc (a)	794	32		Boulder Brands Inc (a)	56,712		762
Generac Holdings Inc	737	27		Calavo Growers Inc	794		20
Littelfuse Inc	870	56		Cal-Maine Foods Inc	593		25
Powell Industries Inc (a)	253	11		Chefs' Warehouse Inc/The (a)	715		12
Universal Display Corp (a)	1,499	42		Hain Celestial Group Inc (a)	1,758		100
				Inventure Foods Inc (a)	851		6
		$380		J&J Snack Foods Corp	706		48
Electronics - 1.50%				Lancaster Colony Corp	881		63
American Science & Engineering Inc	105	7		Lifeway Foods Inc	255		3
Analogic Corp	518	40		Pilgrim's Pride Corp (a)	3,175		27
Badger Meter Inc	649	32		Post Holdings Inc (a)	831		32
Coherent Inc	448	25		Sanderson Farms Inc	1,095		55
Cymer Inc (a)	349	36		Snyders-Lance Inc	1,435		36
Daktronics Inc	586	7		SUPERVALU Inc	7,415		29
ESCO Technologies Inc	566	23		Tootsie Roll Industries Inc	982		27
FARO Technologies Inc (a)	50,904	1,690		TreeHouse Foods Inc (a)	910		48
FEI Co	1,581	96		United Natural Foods Inc (a)	1,844		99
II-VI Inc (a)	1,965	33					$1,475
Measurement Specialties Inc (a)	891	31
Mesa Laboratories Inc	168	9		Forest Products & Paper - 0.11%
Multi-Fineline Electronix Inc (a)	91	2		Buckeye Technologies Inc	1,020		29
NVE Corp (a)	322	18		Clearwater Paper Corp (a)	790		36
OSI Systems Inc (a)	881	48		Deltic Timber Corp	462		33
Plexus Corp (a)	1,024	26		Neenah Paper Inc	620		19
Rogers Corp (a)	447	21		Orchids Paper Products Co	178		4
Sypris Solutions Inc	458	2		PH Glatfelter Co	467		9
Taser International Inc (a)	2,343	20		Schweitzer-Mauduit International Inc	1,022		42
Woodward Inc	2,612	100					$172
Zagg Inc (a)	1,657	12		Gas - 0.02%
Zygo Corp (a)	145	2		Piedmont Natural Gas Co Inc	400		13
		$2,280		South Jersey Industries Inc	430		23
Energy - Alternate Sources - 0.02%							$36
Clean Energy Fuels Corp (a)	2,494	32		Hand & Machine Tools - 0.04%
Renewable Energy Group Inc (a)	255	1		Franklin Electric Co Inc	1,012		67
Saratoga Resources Inc (a)	1,180	4
		$37
				Healthcare - Products - 4.75%
Engineering & Construction - 0.43%				Abaxis Inc	26,257		1,017
Aegion Corp (a)	371	9		ABIOMED Inc (a)	2,213		31
Argan Inc	143	3		Accuray Inc (a)	4,725		24
Dycom Industries Inc (a)	1,090	23		Align Technology Inc (a)	3,101		97
Exponent Inc	610	30		ArthroCare Corp (a)	972		35

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Holding Companies - Diversified - 0.01%
Atrion Corp	105	$21		Primoris Services Corp	528		$10
Cantel Medical Corp	914	29
Cardiovascular Systems Inc (a)	1,123	18
Cepheid Inc (a)	51,853	1,878		Home Builders - 2.68%
				Hovnanian Enterprises Inc (a)	208,629		1,191
Cerus Corp (a)	3,199	10
				Meritage Homes Corp (a)	37,717		1,668
Conceptus Inc (a)	29,644	612
Cyberonics Inc (a)	1,166	51		Ryland Group Inc/The	950		38
				Standard Pacific Corp (a)	140,446		1,166
Cynosure Inc (a)	410	11
DexCom Inc (a)	2,905	44					$4,063
Endologix Inc (a)	2,056	32		Home Furnishings - 0.11%
EnteroMedics Inc (a)	1,765	5		American Woodmark Corp (a)	104		3
Exactech Inc (a)	132	3		DTS Inc/CA (a)	1,224		23
Female Health Co/The	62,993	483		Ethan Allen Interiors Inc	864		25
Genomic Health Inc (a)	1,046	29		La-Z-Boy Inc	992		16
Globus Medical Inc (a)	467	6		Select Comfort Corp (a)	2,476		55
Greatbatch Inc (a)	47,270	1,255		Skullcandy Inc (a)	1,078		7
Haemonetics Corp (a)	2,187	92		TiVo Inc (a)	2,708		36
HeartWare International Inc (a)	534	48					$165
ICU Medical Inc (a)	490	30
Insulet Corp (a)	2,030	47		Housewares - 0.02%
Integra LifeSciences Holdings Corp (a)	746	31		Libbey Inc (a)	1,339		25
Luminex Corp (a)	1,799	33
MAKO Surgical Corp (a)	2,611	30		Insurance - 0.08%
Masimo Corp	2,112	43		Amtrust Financial Services Inc	272		9
Merge Healthcare Inc (a)	3,004	8		eHealth Inc (a)	1,298		32
Meridian Bioscience Inc	1,747	37		Employers Holdings Inc	408		9
Merit Medical Systems Inc (a)	21,175	294		First American Financial Corp	628		15
Natus Medical Inc (a)	1,174	15		Greenlight Capital Re Ltd (a)	519		12
NuVasive Inc (a)	694	12		Homeowners Choice Inc	96		2
NxStage Medical Inc (a)	2,234	26		Montpelier Re Holdings Ltd ADR	413		10
Orthofix International NV (a)	619	24		Navigators Group Inc/The (a)	274		15
PhotoMedex Inc (a),(b)	25,024	354		Tower Group Inc	1,222		24
PSS World Medical Inc (a)	2,136	62					$128
Quidel Corp (a)	1,198	27
Rochester Medical Corp (a)	604	7		Internet - 5.21%
Rockwell Medical Technologies Inc (a)	1,315	8		Bankrate Inc (a)	1,790		22
Spectranetics Corp (a)	1,453	24		Blucora Inc (a)	411		6
STAAR Surgical Co (a)	2,362	13		Blue Nile Inc (a)	822		28
STERIS Corp	1,804	68		Boingo Wireless Inc (a)	1,027		8
SurModics Inc (a)	225	5		Brightcove Inc (a)	89,296		752
Symmetry Medical Inc (a)	760	8		BroadSoft Inc (a)	1,192		41
Tornier NV (a)	703	12		CafePress Inc (a)	308		2
Utah Medical Products Inc	218	9		Cogent Communications Group Inc	1,932		48
Vascular Solutions Inc (a)	1,030	17		comScore Inc (a)	1,527		23
Volcano Corp (a)	2,260	57		Constant Contact Inc (a)	2,017		30
West Pharmaceutical Services Inc	915	54		Dealertrack Technologies Inc (a)	1,408		44
Young Innovations Inc	162	6		Dice Holdings Inc (a)	3,038		29
Zeltiq Aesthetics Inc (a)	453	2		ExactTarget Inc (a)	79,838		1,756
		$7,194		Global Sources Ltd (a)	185		2
				HealthStream Inc (a)	831		21
Healthcare - Services - 2.74%				HomeAway Inc (a)	27,875		668
Acadia Healthcare Co Inc (a)	87,636	2,241		Lionbridge Technologies Inc (a)	3,676		15
Air Methods Corp	1,661	73		Liquidity Services Inc (a)	890		28
Amsurg Corp (a)	674	21		magicJack VocalTec Ltd (a)	680		9
Bio-Reference Labs Inc (a)	1,061	29		Move Inc (a)	2,630		25
Capital Senior Living Corp (a)	1,050	22		NIC Inc	2,790		45
Centene Corp (a)	2,221	96		OpenTable Inc (a)	975		51
Emeritus Corp (a)	1,325	36		Overstock.com Inc (a)	760		10
Ensign Group Inc/The	704	20		Pandora Media Inc (a)	91,869		1,058
HealthSouth Corp (a)	3,482	83		Perficient Inc (a)	1,601		19
IPC The Hospitalist Co Inc (a)	33,621	1,433		ReachLocal Inc (a)	662		9
Magellan Health Services Inc (a)	92	5		Saba Software Inc (a)	135,845		1,258
Molina Healthcare Inc (a)	159	5		Sapient Corp (a)	5,319		64
Skilled Healthcare Group Inc (a)	1,158	6		Shutterstock Inc (a)	6,589		166
US Physical Therapy Inc	787	19		Sourcefire Inc (a)	32,839		1,399
Vanguard Health Systems Inc (a)	1,788	25		SPS Commerce Inc (a)	821		32
WellCare Health Plans Inc (a)	881	45		Stamps.com Inc (a)	937		25
		$4,159		support.com Inc (a)	2,290		10
				Synacor Inc (a)	423		2
				Travelzoo Inc (a)	464		10
				ValueClick Inc (a)	1,954		40

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Miscellaneous Manufacturing - 0.50%
VASCO Data Security International Inc (a)	837	$7		Actuant Corp	941		$28
VirnetX Holding Corp (a)	1,558	54		AO Smith Corp	487		34
Web.com Group Inc (a)	1,282	21		AZZ Inc	1,149		49
Websense Inc (a)	1,611	24		Blount International Inc (a)	1,818		31
XO Group Inc (a)	1,703	16		CLARCOR Inc	2,288		115
Zix Corp (a)	3,972	13		EnPro Industries Inc (a)	724		32
		$7,890		GP Strategies Corp (a)	898		19
				Handy & Harman Ltd (a)	318		5
Investment Companies - 0.00%				Hexcel Corp (a)	3,760		101
Main Street Capital Corp	125	4		Hillenbrand Inc	2,361		58
				John Bean Technologies Corp	1,317		25
Iron & Steel - 0.00%				Koppers Holdings Inc	920		37
Metals USA Holdings Corp	190	3		LSB Industries Inc (a)	705		29
				Movado Group Inc	84		3
				Myers Industries Inc	1,486		22
Leisure Products & Services - 0.60%				Park-Ohio Holdings Corp (a)	545		13
Arctic Cat Inc (a)	838	30
Black Diamond Inc (a)	81,666	625		Raven Industries Inc	1,561		42
				Smith & Wesson Holding Corp (a)	2,833		24
Brunswick Corp/DE	3,354	121		Standex International Corp	192		11
Interval Leisure Group Inc	1,692	34		Sturm Ruger & Co Inc	819		42
Life Time Fitness Inc (a)	1,475	75		Trimas Corp (a)	1,350		42
Marine Products Corp	393	2					$762
Town Sports International Holdings Inc	1,508	16
		$903		Office Furnishings - 0.13%
				Herman Miller Inc	2,656		66
Lodging - 0.04%				HNI Corp	1,962		62
Ameristar Casinos Inc	1,048	28		Interface Inc	2,141		36
Ryman Hospitality Properties	938	37		Knoll Inc	1,408		23
		$65		Steelcase Inc	682		9
Machinery - Diversified - 2.14%							$196
Altra Holdings Inc	961	23		Oil & Gas - 4.19%
Applied Industrial Technologies Inc	1,770	78		Alon USA Energy Inc	516		10
Cascade Corp	32	2		Apco Oil and Gas International Inc	582		8
Chart Industries Inc (a)	9,966	660		Approach Resources Inc (a)	1,236		33
Cognex Corp	1,903	75		Arabian American Development Co (a)	1,327		11
DXP Enterprises Inc (a)	585	33
Flow International Corp (a)	679	3		Berry Petroleum Co	1,966		72
				Bonanza Creek Energy Inc (a)	99		3
iRobot Corp (a)	1,004	23		Carrizo Oil & Gas Inc (a)	1,463		31
Lindsay Corp	578	54		Clayton Williams Energy Inc (a)	36		1
Middleby Corp (a)	15,436	2,182
				Contango Oil & Gas Co	483		21
Robbins & Myers Inc	704	41		CVR Energy Inc	483		28
Sauer-Danfoss Inc	514	28		Diamondback Energy Inc (a)	34,438		772
Tennant Co	810	37		Energy XXI Bermuda Ltd	2,457		77
		$3,239		Gulfport Energy Corp (a)	44,464		1,835
Media - 0.65%				Halcon Resources Corp (a)	3,622		28
Belo Corp	2,227	19		Isramco Inc (a)	66		7
Demand Media Inc (a)	1,451	12		Kodiak Oil & Gas Corp (a)	95,746		880
Nexstar Broadcasting Group Inc	185	3		Magnum Hunter Resources Corp (a)	364,134		1,471
Sinclair Broadcast Group Inc	68,646	946		Magnum Hunter Resources Corp - Warrants (a)	28,772		4
		$980		Northern Oil and Gas Inc (a)	2,720		45
				Oasis Petroleum Inc (a)	3,424		123
Metal Fabrication & Hardware - 0.09%				Panhandle Oil and Gas Inc	437		13
CIRCOR International Inc	84	4		Rex Energy Corp (a)	51,702		679
Haynes International Inc	371	19		Rosetta Resources Inc (a)	2,269		120
Mueller Industries Inc	211	11		Vaalco Energy Inc (a)	2,490		21
Mueller Water Products Inc - Class A	3,799	23		W&T Offshore Inc	158		3
RBC Bearings Inc (a)	838	44		Warren Resources Inc (a)	673		2
Rexnord Corp (a)	416	8		Western Refining Inc	1,451		49
Sun Hydraulics Corp	768	21					$6,347
		$130
				Oil & Gas Services - 0.34%
Mining - 0.55%				C&J Energy Services Inc (a)	889		20
Allied Nevada Gold Corp (a)	30,888	732		Dril-Quip Inc (a)	1,729		140
AMCOL International Corp	1,053	31		Flotek Industries Inc (a)	2,107		28
Coeur d'Alene Mines Corp (a)	1,638	36		Forum Energy Technologies Inc (a)	951		24
Globe Specialty Metals Inc	284	4		Geospace Technologies Corp (a)	546		49
Gold Resource Corp	1,980	27		Global Geophysical Services Inc (a)	1,353		5
United States Lime & Minerals Inc (a)	106	5		ION Geophysical Corp (a)	5,656		39
		$835		Lufkin Industries Inc	1,440		84
				Matrix Service Co (a)	232		3
				Mitcham Industries Inc (a)	539		8

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas Services (continued)				REITS (continued)
Pioneer Energy Services Corp (a)	833	$6		Associated Estates Realty Corp	1,437		$23
Targa Resources Corp	1,242	75		DuPont Fabros Technology Inc	1,073		25
TGC Industries Inc	947	9		EastGroup Properties Inc	1,133		64
Thermon Group Holdings Inc (a)	985	24		Glimcher Realty Trust	168,994		1,879
		$514		Highwoods Properties Inc	2,723		98
Packaging & Containers - 0.01%				Inland Real Estate Corp	2,295		21
AEP Industries Inc (a)	270	17		Monmouth Real Estate Investment Corp	1,169		13
				National Health Investors Inc	1,035		66
				Omega Healthcare Investors Inc	4,785		122
Pharmaceuticals - 8.53%				Potlatch Corp	1,062		46
Achillion Pharmaceuticals Inc (a)	94,222	847		PS Business Parks Inc	648		46
Akorn Inc (a)	140,339	1,837		Saul Centers Inc	506		22
Alkermes PLC (a)	5,284	122		Sovran Self Storage Inc	1,123		73
Amicus Therapeutics Inc (a)	2,003	8		Strategic Hotels & Resorts Inc (a)	5,786		42
Anika Therapeutics Inc (a)	765	8		Summit Hotel Properties Inc	74,062		681
Array BioPharma Inc (a)	5,976	23		Sun Communities Inc	1,260		54
Auxilium Pharmaceuticals Inc (a)	2,088	38		UMH Properties Inc	166		2
BioDelivery Sciences International Inc (a)	1,784	8		Universal Health Realty Income Trust	481		27
BioScrip Inc (a)	125,382	1,408		Urstadt Biddle Properties Inc	1,234		25
Biospecifics Technologies Corp (a)	297	5		Washington Real Estate Investment Trust	890		25
Cumberland Pharmaceuticals Inc (a)	427	2					$3,440
Cytori Therapeutics Inc (a)	2,858	8
Dyax Corp (a)	6,618	21		Retail - 10.65%
				Aeropostale Inc (a)	3,532		48
Endocyte Inc (a)	1,983	20
				AFC Enterprises Inc (a)	1,063		31
Furiex Pharmaceuticals Inc (a)	478	15
				America's Car-Mart Inc/TX (a)	520		21
Hi-Tech Pharmacal Co Inc	267	10		ANN Inc (a)	2,129		66
Impax Laboratories Inc (a)	2,841	57
				Asbury Automotive Group Inc (a)	1,018		36
Infinity Pharmaceuticals Inc (a)	29,099	1,002
				Barnes & Noble Inc (a)	156		2
Ironwood Pharmaceuticals Inc (a)	3,155	40
				BJ's Restaurants Inc (a)	32,522		1,039
Isis Pharmaceuticals Inc (a)	4,139	60
				Bloomin' Brands Inc (a)	895		17
Jazz Pharmaceuticals PLC (a)	40,522	2,285
				Body Central Corp (a)	26,216		208
Medivation Inc (a)	21,478	1,168
				Bravo Brio Restaurant Group Inc (a)	3,941		59
Nature's Sunshine Products Inc	447	6
Nektar Therapeutics (a)	3,361	29		Buckle Inc/The	1,188		56
				Buffalo Wild Wings Inc (a)	690		51
Neogen Corp (a)	1,016	47
				Cabela's Inc (a)	1,847		95
Neurocrine Biosciences Inc (a)	2,587	23
Obagi Medical Products Inc (a)	1,253	18		Casey's General Stores Inc	1,430		78
Opko Health Inc (a)	3,970	25		Cash America International Inc	539		26
Optimer Pharmaceuticals Inc (a)	1,851	17		Cato Corp/The	1,174		32
Orexigen Therapeutics Inc (a)	4,823	28		CEC Entertainment Inc	779		26
Osiris Therapeutics Inc (a)	1,089	9		Cheesecake Factory Inc/The	2,357		78
				Children's Place Retail Stores Inc/The (a)	598		30
Pain Therapeutics Inc	2,484	7		Chuy's Holdings Inc (a)	25,839		733
Pernix Therapeutics Holdings (a)	607	5
				Coinstar Inc (a)	1,366		70
Pharmacyclics Inc (a)	2,348	163
				Conn's Inc (a)	96		3
POZEN Inc (a)	1,605	9
				Cracker Barrel Old Country Store Inc	823		53
Questcor Pharmaceuticals Inc	2,281	58		Del Frisco's Restaurant Group Inc (a)	278		4
Regulus Therapeutics Inc (a)	103,680	623
				Denny's Corp (a)	4,911		25
Rigel Pharmaceuticals Inc (a)	2,945	19
Sagent Pharmaceuticals Inc (a)	16,630	264		Destination Maternity Corp	391		9
				DineEquity Inc (a)	654		48
Santarus Inc (a)	2,274	30
Sarepta Therapeutics Inc (a)	53,326	1,442		Domino's Pizza Inc	2,186		102
Sciclone Pharmaceuticals Inc (a)	3,695	19		Einstein Noah Restaurant Group Inc	368		5
				Express Inc (a)	3,831		70
SIGA Technologies Inc (a)	2,356	7
				Ezcorp Inc (a)	1,402		31
Sucampo Pharmaceuticals Inc (a)	801	4
				Fifth & Pacific Cos Inc (a)	87,850		1,327
Synageva BioPharma Corp (a)	20,525	949
Theravance Inc (a)	2,619	58		Finish Line Inc/The	1,252		23
				First Cash Financial Services Inc (a)	1,229		66
Threshold Pharmaceuticals Inc (a)	3,007	14
				Five Below Inc (a)	6,738		249
USANA Health Sciences Inc (a)	410	15
				Francesca's Holdings Corp (a)	56,430		1,602
Vivus Inc (a)	3,764	46
				Genesco Inc (a)	1,048		65
		$12,926		GNC Holdings Inc	38,425		1,381
Pipelines - 0.02%				Gordmans Stores Inc (a)	549		7
Crosstex Energy Inc	1,536	26		Hibbett Sports Inc (a)	14,453		761
				Hot Topic Inc	2,793		31
				HSN Inc	1,619		96
Real Estate - 0.02%				Jack in the Box Inc (a)	1,560		45
HFF Inc	1,818	32		Jos A Bank Clothiers Inc (a)	1,123		46
				Lumber Liquidators Holdings Inc (a)	1,202		71
REITS - 2.27%				Mattress Firm Holding Corp (a)	39,336		1,103
Acadia Realty Trust	2,163	57		Men's Wearhouse Inc	704		21
Alexander's Inc	88	29		Nathan's Famous Inc (a)	173		7

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Retail (continued)				Software (continued)
Pantry Inc/The (a)	106	$1		Market Leader Inc (a)	1,233		$9
Papa John's International Inc (a)	775	43		MedAssets Inc (a)	1,305		25
PetMed Express Inc	1,298	17		Medidata Solutions Inc (a)	959		45
Pier 1 Imports Inc	4,241	92		MicroStrategy Inc (a)	355		36
Pricesmart Inc	686	53		Monotype Imaging Holdings Inc	1,526		28
Red Robin Gourmet Burgers Inc (a)	24,509	906		Omnicell Inc (a)	39,432		623
Rite Aid Corp (a)	3,787	6		PDF Solutions Inc (a)	1,570		24
Roundy's Inc	1,300	8		PTC Inc (a)	5,164		120
rue21 inc (a)	1,010	30		QAD Inc	420		6
Ruth's Hospitality Group Inc (a)	2,291	18		QLIK Technologies Inc (a)	26,657		592
Sonic Corp (a)	2,017	23		Quality Systems Inc	1,707		31
Texas Roadhouse Inc	2,674	47		RealPage Inc (a)	1,495		35
Tile Shop Holdings Inc (a)	44,756	823		Rosetta Stone Inc (a)	353		5
Tilly's Inc (a)	71,019	1,053		SciQuest Inc (a)	1,189		20
Ulta Salon Cosmetics & Fragrance Inc	15,025	1,470		SS&C Technologies Holdings Inc (a)	603		14
Vera Bradley Inc (a)	1,335	34		Synchronoss Technologies Inc (a)	1,055		25
Vitamin Shoppe Inc (a)	23,350	1,426		Take-Two Interactive Software Inc (a)	2,952		36
Zumiez Inc (a)	1,428	30		Tyler Technologies Inc (a)	1,300		70
		$16,133		Ultimate Software Group Inc (a)	17,109		1,737
				Verint Systems Inc (a)	909		31
Savings & Loans - 0.32%							$7,067
Oritani Financial Corp	1,028	15
Pacific Premier Bancorp Inc (a)	40,745	470		Storage & Warehousing - 0.00%
		$485		Wesco Aircraft Holdings Inc (a)	295		4
Semiconductors - 2.04%
Cabot Microelectronics Corp	1,045	39		Telecommunications - 5.06%
Cavium Inc (a)	39,211	1,311		8x8 Inc (a)	26,032		172
Ceva Inc (a)	1,176	18		ADTRAN Inc	2,829		57
Cirrus Logic Inc (a)	2,435	69		Anaren Inc (a)	122		2
GT Advanced Technologies Inc (a)	6,547	21		Anixter International Inc	763		51
Hittite Microwave Corp (a)	1,402	86		Arris Group Inc (a)	963		16
Inphi Corp (a)	24,390	196		Aruba Networks Inc (a)	101,951		2,349
Micrel Inc	1,805	19		Atlantic Tele-Network Inc	584		25
Microsemi Corp (a)	23,262	487		Aware Inc	695		4
MIPS Technologies Inc (a)	2,406	19		CalAmp Corp (a)	1,874		16
Monolithic Power Systems Inc	1,134	26		Calix Inc (a)	902		7
Peregrine Semiconductor Corp (a)	48,548	582		Ciena Corp (a)	3,323		52
Power Integrations Inc	1,054	39		Cincinnati Bell Inc (a)	4,619		22
QLogic Corp (a)	1,552	18		Comverse Inc (a)	800		23
Semtech Corp (a)	2,433	73		Comverse Technology Inc (a)	8,010		35
Ultratech Inc (a)	1,163	47		Consolidated Communications Holdings Inc	1,739		30
Veeco Instruments Inc (a)	650	20		DigitalGlobe Inc (a)	915		26
Volterra Semiconductor Corp (a)	1,700	28		Extreme Networks (a)	6,126		23
		$3,098		Finisar Corp (a)	25,115		389
				General Communication Inc (a)	2,520		21
Software - 4.66%				Globecomm Systems Inc (a)	1,184		15
ACI Worldwide Inc (a)	1,726	82		HickoryTech Corp	798		8
Actuate Corp (a)	3,001	17		IDT Corp - Class B	946		10
Advent Software Inc (a)	1,340	33		Infinera Corp (a)	3,548		25
American Software Inc/Georgia	1,570	13		InterDigital Inc/PA	1,834		80
Aspen Technology Inc (a)	3,818	117		IPG Photonics Corp	38,902		2,547
athenahealth Inc (a)	1,547	134		Iridium Communications Inc (a)	464		3
AVG Technologies NV (a)	504	7		Ixia (a)	73,139		1,389
Blackbaud Inc	1,704	42		KVH Industries Inc (a)	835		12
CommVault Systems Inc (a)	1,933	148		LogMeIn Inc (a)	806		18
Computer Programs & Systems Inc	456	24		Loral Space & Communications Inc	449		26
Cornerstone OnDemand Inc (a)	1,271	41		Lumos Networks Corp	911		9
CSG Systems International Inc (a)	1,273	24		Netgear Inc (a)	755		27
Ebix Inc	1,382	23		NTELOS Holdings Corp	994		13
Envestnet Inc (a)	1,353	19		Numerex Corp (a)	667		8
EPAM Systems Inc (a)	18,015	373		Orbcomm Inc (a)	1,153		5
EPIQ Systems Inc	166	2		Plantronics Inc	606		25
Epocrates Inc (a)	1,156	13		Premiere Global Services Inc (a)	752		7
Fair Isaac Corp	1,481	67		Primus Telecommunications Group Inc	791		8
Greenway Medical Technologies (a)	415	6		RF Micro Devices Inc (a)	2,291		12
Guidance Software Inc (a)	956	12		RigNet Inc (a)	800		17
Guidewire Software Inc (a)	23,990	795		ShoreTel Inc (a)	2,768		12
Infoblox Inc (a)	20,956	395		Tessco Technologies Inc	178		4
Innodata Inc (a)	1,479	5		Ubiquiti Networks Inc	681		9
Interactive Intelligence Group Inc (a)	554	22
Jive Software Inc (a)	74,413	1,141

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)
Telecommunications (continued)				Portfolio Summary (unaudited)
ViaSat Inc (a)	1,393	$54		Sector	Percent
				Consumer, Non-cyclical	25.21%
		$7,663		Consumer, Cyclical	22.13%
Toys, Games & Hobbies - 0.01%				Financial	14.08%
LeapFrog Enterprises Inc (a)	2,204	20		Industrial	12.68%
				Communications	11.47%
Transportation - 1.50%				Technology	8.45%
Echo Global Logistics Inc (a)	979	18		Energy	4.59%
				Basic Materials	1.07%
Forward Air Corp	1,324	49		Utilities	0.07%
GasLog Ltd	624	8		Diversified	0.01%
Genesee & Wyoming Inc (a)	1,674	142
				Other Assets in Excess of Liabilities, Net	0.24%
Gulfmark Offshore Inc	378	13		TOTAL NET ASSETS	100.00%
Heartland Express Inc	1,655	23
HUB Group Inc (a)	1,689	62
Knight Transportation Inc	2,114	34
Old Dominion Freight Line Inc (a)	2,690	100
PHI Inc (a)	69	2
Roadrunner Transportation Systems Inc (a)	86,218	1,734
Saia Inc (a)	197	5
Swift Transportation Co (a)	3,597	49
Werner Enterprises Inc	1,439	34
		$2,273
Trucking & Leasing - 0.02%
TAL International Group Inc	544	23
Water - 0.04%
American States Water Co	128	6
California Water Service Group	1,362	26
Connecticut Water Service Inc	462	14
SJW Corp	283	8
		$54
TOTAL COMMON STOCKS		$147,569
	Maturity
REPURCHASE AGREEMENTS - 2.39%	Amount (000's)	Value(000	's)

Banks - 2.39%
Investment in Joint Trading Account; Credit	$793	$794
Suisse Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $809,166; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	555	555
Bank Repurchase Agreement; 0.16% dated
1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $566,416; 0.00% - 6.75%; dated
02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	833	833
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $849,624; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	1,438	1,438
Lynch Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $1,467,235; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$3,620
TOTAL REPURCHASE AGREEMENTS		$3,620
Total Investments		$151,189
Other Assets in Excess of Liabilities, Net - 0.24%		$359
TOTAL NET ASSETS - 100.00%		$151,548

(a) Non-Income Producing Security
(b) Security is Illiquid

See accompanying notes

Schedule of Investments
SmallCap Growth Fund II
January 31, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
Russell 2000 Mini; March 2013	Long	49	$4,308	$4,420	$112
Total					$112
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS - 96.94%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.06%				Banks (continued)
Harte-Hanks Inc	46,821	$383		Simmons First National Corp	17,995		$459
				Sterling Bancorp/NY	33,463		321
				Susquehanna Bancshares Inc	201,563		2,302
Aerospace & Defense - 1.94%				Texas Capital Bancshares Inc (a)	43,875		1,816
AAR Corp	43,175	814
Aerovironment Inc (a)	20,598	446		Tompkins Financial Corp	12,421		508
Cubic Corp	17,341	815		TrustCo Bank Corp NY	101,543		537
Curtiss-Wright Corp	50,569	1,803		UMB Financial Corp	35,111		1,554
GenCorp Inc (a)	65,400	702		Umpqua Holdings Corp	120,991		1,529
				United Bankshares Inc/WV	49,456		1,261
Kaman Corp	28,696	1,043		United Community Banks Inc/GA (a)	49,917		524
Moog Inc (a)	49,024	2,147
				ViewPoint Financial Group Inc	38,507		814
National Presto Industries Inc	5,285	388		Wilshire Bancorp Inc (a)	67,050		412
Orbital Sciences Corp (a)	64,313	945
Teledyne Technologies Inc (a)	39,884	2,722		Wintrust Financial Corp	39,392		1,460
		$11,825					$37,404
				Beverages - 0.21%
Agriculture - 0.20%				Boston Beer Co Inc/The (a)	9,069		1,273
Alliance One International Inc (a)	89,055	322
Andersons Inc/The	18,699	882
		$1,204		Biotechnology - 1.37%
				Acorda Therapeutics Inc (a)	43,410		1,254
Airlines - 0.31%				Arqule Inc (a)	63,348		160
Allegiant Travel Co	16,473	1,227		Cambrex Corp (a)	32,283		379
SkyWest Inc	55,407	700		Cubist Pharmaceuticals Inc (a)	69,619		2,997
		$1,927		Emergent Biosolutions Inc (a)	27,516		442
Apparel - 1.88%				Enzo Biochem Inc (a)	36,091		104
Crocs Inc (a)	98,347	1,461		Medicines Co/The (a)	58,226		1,740
Iconix Brand Group Inc (a)	73,749	1,774		Momenta Pharmaceuticals Inc (a)	49,176		620
K-Swiss Inc (a)	26,174	123		Spectrum Pharmaceuticals Inc	56,098		707
Maidenform Brands Inc (a)	25,482	495					$8,403
Oxford Industries Inc	15,407	761		Building Materials - 2.01%
Perry Ellis International Inc	12,995	251		AAON Inc	20,149		458
Quiksilver Inc (a)	134,524	880
Skechers U.S.A. Inc (a)	41,479	788		Apogee Enterprises Inc	30,683		750
Steven Madden Ltd (a)	44,168	2,035		Comfort Systems USA Inc	40,298		520
				Drew Industries Inc	20,329		744
True Religion Apparel Inc	26,202	621		Eagle Materials Inc	50,253		3,255
Wolverine World Wide Inc	52,986	2,278		Gibraltar Industries Inc (a)	31,057		539
		$11,467		Griffon Corp	49,287		582
Automobile Parts & Equipment - 0.36%				Headwaters Inc (a)	76,907		720
Dorman Products Inc	29,079	1,007		NCI Building Systems Inc (a)	20,456		317
Spartan Motors Inc	33,641	191		Quanex Building Products Corp	39,916		825
Standard Motor Products Inc	21,213	492		Simpson Manufacturing Co Inc	43,360		1,406
Superior Industries International Inc	25,038	508		Texas Industries Inc (a)	22,424		1,274
		$2,198		Universal Forest Products Inc	21,393		870
							$12,260
Banks - 6.12%
Bank of the Ozarks Inc	31,874	1,158		Chemicals - 2.12%
Banner Corp	18,894	571		A Schulman Inc	31,671		1,018
BBCN Bancorp Inc	84,363	1,020		American Vanguard Corp	25,782		874
Boston Private Financial Holdings Inc	85,333	789		Balchem Corp	31,751		1,188
City Holding Co	16,860	637		Hawkins Inc	9,913		387
Columbia Banking System Inc	42,902	867		HB Fuller Co	53,926		2,107
Community Bank System Inc	42,792	1,215		Innophos Holdings Inc	23,479		1,187
CVB Financial Corp	95,184	1,047		Kraton Performance Polymers Inc (a)	34,887		916
First BanCorp/Puerto Rico (a)	75,778	389		OM Group Inc (a)	35,001		967
First Commonwealth Financial Corp	110,925	784		PolyOne Corp	96,289		2,103
First Financial Bancorp	63,246	967		Quaker Chemical Corp	14,141		809
First Financial Bankshares Inc	32,337	1,328		Stepan Co	17,974		1,054
First Midwest Bancorp Inc/IL	80,904	1,025		Zep Inc	24,204		353
FNB Corp/PA	151,117	1,751					$12,963
Glacier Bancorp Inc	77,763	1,212		Coal - 0.39%
Hanmi Financial Corp (a)	34,041	560		Cloud Peak Energy Inc (a)	66,052		1,157
Home BancShares Inc/AR	24,813	861		SunCoke Energy Inc (a)	75,632		1,254
Independent Bank Corp/Rockland MA	24,564	761					$2,411
National Penn Bancshares Inc	130,947	1,277
NBT Bancorp Inc	36,478	757		Commercial Services - 5.08%
Old National Bancorp/IN	109,615	1,464		ABM Industries Inc	54,517		1,195
PacWest Bancorp	34,786	956		American Public Education Inc (a)	19,527		752
Pinnacle Financial Partners Inc (a)	35,254	757		AMN Healthcare Services Inc (a)	47,982		583
PrivateBancorp Inc	67,594	1,161		Arbitron Inc	28,281		1,326
S&T Bancorp Inc	32,142	593		Capella Education Co (a)	12,367		338

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Distribution & Wholesale (continued)
Cardtronics Inc (a)	48,066	$1,244		United Stationers Inc	43,484		$1,450
Career Education Corp (a)	55,129	191					$6,092
CDI Corp	15,052	256
Chemed Corp	20,851	1,575		Diversified Financial Services - 2.13%
Consolidated Graphics Inc (a)	8,833	324		Calamos Asset Management Inc	22,037		230
Corinthian Colleges Inc (a)	84,362	208		Encore Capital Group Inc (a)	25,135		756
Corvel Corp (a)	6,665	305		Financial Engines Inc	44,512		1,481
Cross Country Healthcare Inc (a)	33,405	189		Higher One Holdings Inc (a)	34,186		360
ExlService Holdings Inc (a)	28,147	835		Interactive Brokers Group Inc - A Shares	44,148		631
				Investment Technology Group Inc (a)	41,033		415
Forrester Research Inc	15,665	443		MarketAxess Holdings Inc	40,314		1,524
Geo Group Inc/The	77,053	2,513		National Financial Partners Corp (a)	43,062		758
Healthcare Services Group Inc	73,220	1,768		Piper Jaffray Cos (a)	17,584		681
Heartland Payment Systems Inc	40,568	1,288		Portfolio Recovery Associates Inc (a)	18,249		1,952
Heidrick & Struggles International Inc	17,678	280		Stifel Financial Corp (a)	53,903		1,986
Insperity Inc	23,857	802		SWS Group Inc (a)	30,564		202
ITT Educational Services Inc (a)	16,893	284
				Virtus Investment Partners Inc (a)	6,269		934
Kelly Services Inc	29,265	467		World Acceptance Corp (a)	13,972		1,084
Korn/Ferry International (a)	52,535	903
Landauer Inc	10,218	644					$12,994
Lincoln Educational Services Corp	23,148	128		Electric - 1.88%
Live Nation Entertainment Inc (a)	152,582	1,566		Allete Inc	37,792		1,744
MAXIMUS Inc	36,850	2,527		Avista Corp	64,604		1,671
Medifast Inc (a)	14,769	362		CH Energy Group Inc	16,159		1,050
Monro Muffler Brake Inc	31,795	1,152		El Paso Electric Co	43,366		1,461
Navigant Consulting Inc (a)	55,298	638		NorthWestern Corp	40,230		1,488
On Assignment Inc (a)	47,123	1,152		UIL Holdings Corp	54,639		2,033
PAREXEL International Corp (a)	63,588	2,152		UNS Energy Corp	44,736		2,026
Resources Connection Inc	44,825	547					$11,473
TeleTech Holdings Inc (a)	24,387	456
TrueBlue Inc (a)	43,420	746		Electrical Components & Equipment - 1.27%
Universal Technical Institute Inc	23,409	265		Advanced Energy Industries Inc (a)	38,076		584
Viad Corp	21,900	611		Belden Inc	47,738		2,299
		$31,015		Encore Wire Corp	20,101		656
				EnerSys Inc (a)	52,410		2,145
Computers - 2.65%				Littelfuse Inc	23,601		1,511
3D Systems Corp (a)	53,027	3,068		Powell Industries Inc (a)	9,790		443
Agilysys Inc (a)	15,315	130		Vicor Corp (a)	21,243		114
CACI International Inc (a)	24,676	1,323					$7,752
CIBER Inc (a)	72,342	245
Electronics for Imaging Inc (a)	50,334	1,139		Electronics - 4.07%
iGate Corp (a)	32,962	576		American Science & Engineering Inc	8,973		606
Insight Enterprises Inc (a)	48,165	944		Analogic Corp	13,223		1,008
j2 Global Inc	46,607	1,483		Badger Meter Inc	15,465		765
LivePerson Inc (a)	54,353	727		Bel Fuse Inc	11,376		212
Manhattan Associates Inc (a)	21,480	1,472		Benchmark Electronics Inc (a)	59,935		1,053
Mercury Systems Inc (a)	34,853	256		Brady Corp	49,734		1,735
MTS Systems Corp	16,965	964		Checkpoint Systems Inc (a)	43,883		529
Netscout Systems Inc (a)	38,860	1,012		Coherent Inc	25,896		1,435
Radisys Corp (a)	24,817	97		CTS Corp	36,518		363
Super Micro Computer Inc (a)	28,461	352		Cymer Inc (a)	33,647		3,465
Sykes Enterprises Inc (a)	42,128	678		Daktronics Inc	40,204		477
Synaptics Inc (a)	35,609	1,249		Electro Scientific Industries Inc	27,009		292
Virtusa Corp (a)	21,785	451		ESCO Technologies Inc	28,808		1,186
		$16,166		FARO Technologies Inc (a)	18,347		609
				FEI Co	41,194		2,511
Consumer Products - 0.72%				II-VI Inc (a)	58,968		1,004
American Greetings Corp	34,175	547		Measurement Specialties Inc (a)	16,575		585
Blyth Inc	12,170	170		Methode Electronics Inc	38,058		366
Central Garden and Pet Co - A Shares (a)	44,480	428		Newport Corp (a)	41,409		597
Helen of Troy Ltd (a)	34,383	1,245		OSI Systems Inc (a)	20,313		1,106
Prestige Brands Holdings Inc (a)	54,596	1,171		Park Electrochemical Corp	20,913		547
WD-40 Co	15,969	853		Plexus Corp (a)	37,922		968
		$4,414		Rofin-Sinar Technologies Inc (a)	30,361		778
				Rogers Corp (a)	17,930		840
Cosmetics & Personal Care - 0.06%				TTM Technologies Inc (a)	56,681		452
Inter Parfums Inc	17,523	380		Watts Water Technologies Inc	30,262		1,395
							$24,884
Distribution & Wholesale - 1.00%
MWI Veterinary Supply Inc (a)	13,000	1,460		Engineering & Construction - 0.92%
Pool Corp	50,486	2,313		Aegion Corp (a)	42,460		999
ScanSource Inc (a)	29,889	869		Dycom Industries Inc (a)	35,238		739

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Healthcare - Products (continued)
EMCOR Group Inc	71,929	$2,613		Luminex Corp (a)	40,888		$751
Engility Holdings Inc (a)	17,924	345		Meridian Bioscience Inc	44,631		935
Exponent Inc	14,295	699		Merit Medical Systems Inc (a)	43,116		598
Orion Marine Group Inc (a)	29,354	229		Natus Medical Inc (a)	32,378		399
		$5,624		NuVasive Inc (a)	47,053		811
				Palomar Medical Technologies Inc (a)	19,268		188
Entertainment - 0.62%				PSS World Medical Inc (a)	54,395		1,574
Marriott Vacations Worldwide Corp (a)	30,970	1,375		SurModics Inc (a)	13,143		317
Multimedia Games Holding Co Inc (a)	30,592	518		Symmetry Medical Inc (a)	39,767		426
Pinnacle Entertainment Inc (a)	63,694	990
SHFL Entertainment Inc (a)	60,490	895		West Pharmaceutical Services Inc	36,887		2,184
		$3,778					$21,535
Environmental Control - 0.84%				Healthcare - Services - 1.94%
Calgon Carbon Corp (a)	61,661	989		Air Methods Corp	37,671		1,647
Darling International Inc (a)	127,305	2,148		Almost Family Inc	8,977		180
				Amedisys Inc (a)	33,447		372
Tetra Tech Inc (a)	69,015	1,978		Amsurg Corp (a)	34,245		1,069
		$5,115		Bio-Reference Labs Inc (a)	26,349		732
Food - 2.02%				Centene Corp (a)	55,816		2,409
B&G Foods Inc	56,818	1,801		Ensign Group Inc/The	18,888		539
Calavo Growers Inc	13,747	342		Gentiva Health Services Inc (a)	30,797		305
Cal-Maine Foods Inc	14,998	625		Healthways Inc (a)	36,680		386
Diamond Foods Inc (a)	23,857	341		IPC The Hospitalist Co Inc (a)	18,034		769
Hain Celestial Group Inc (a)	48,470	2,762		Kindred Healthcare Inc (a)	57,600		621
J&J Snack Foods Corp	16,011	1,091		LHC Group Inc (a)	15,978		341
Nash Finch Co	13,266	276		Magellan Health Services Inc (a)	29,885		1,533
Sanderson Farms Inc	21,603	1,090		Molina Healthcare Inc (a)	32,228		925
Seneca Foods Corp - Class A (a)	8,382	252					$11,828
Snyders-Lance Inc	51,978	1,322		Home Builders - 0.92%
Spartan Stores Inc	23,517	382		M/I Homes Inc (a)	23,174		631
TreeHouse Foods Inc (a)	39,114	2,070		Meritage Homes Corp (a)	33,471		1,481
		$12,354		Ryland Group Inc/The	48,810		1,939
Forest Products & Paper - 1.22%				Standard Pacific Corp (a)	119,122		989
Buckeye Technologies Inc	41,816	1,202		Winnebago Industries Inc (a)	30,635		573
Clearwater Paper Corp (a)	25,083	1,136					$5,613
Deltic Timber Corp	11,770	854		Home Furnishings - 0.64%
KapStone Paper and Packaging Corp	41,494	996		DTS Inc/CA (a)	20,246		387
Neenah Paper Inc	17,144	530		Ethan Allen Interiors Inc	28,056		811
PH Glatfelter Co	46,326	861		La-Z-Boy Inc	56,690		887
Schweitzer-Mauduit International Inc	33,548	1,367		Select Comfort Corp (a)	60,579		1,334
Wausau Paper Corp	50,119	485		Universal Electronics Inc (a)	16,261		310
		$7,431		VOXX International Corp (a)	20,487		198
Gas - 1.74%							$3,927
Laclede Group Inc/The	22,674	905		Housewares - 0.46%
New Jersey Resources Corp	45,065	1,894		Toro Co	63,494		2,796
Northwest Natural Gas Co	29,050	1,319
Piedmont Natural Gas Co Inc	77,913	2,475
South Jersey Industries Inc	33,795	1,834		Insurance - 2.02%
Southwest Gas Corp	49,878	2,222		Amerisafe Inc (a)	19,660		563
		$10,649		eHealth Inc (a)	21,892		534
				Employers Holdings Inc	33,212		708
Hand & Machine Tools - 0.23%				Horace Mann Educators Corp	42,567		925
Franklin Electric Co Inc	20,839	1,386		Infinity Property & Casualty Corp	12,618		750
				Meadowbrook Insurance Group Inc	50,579		317
Healthcare - Products - 3.52%				Navigators Group Inc/The (a)	11,381		617
Abaxis Inc	22,304	864		ProAssurance Corp	66,448		2,993
ABIOMED Inc (a)	39,024	544		RLI Corp	18,353		1,267
Affymetrix Inc (a)	76,416	290		Safety Insurance Group Inc	13,745		660
Align Technology Inc (a)	77,419	2,428		Selective Insurance Group Inc	59,455		1,219
Cantel Medical Corp	23,227	730		Stewart Information Services Corp	19,247		511
CONMED Corp	30,794	904		Tower Group Inc	37,337		721
CryoLife Inc	26,993	173		United Fire Group Inc	23,629		548
Cyberonics Inc (a)	25,770	1,117					$12,333
Greatbatch Inc (a)	25,615	680
Haemonetics Corp (a)	55,755	2,338		Internet - 1.94%
				Blucora Inc (a)	44,044		654
Hanger Inc (a)	37,022	1,064		Blue Nile Inc (a)	13,510		452
ICU Medical Inc (a)	13,875	839		comScore Inc (a)	35,050		516
Integra LifeSciences Holdings Corp (a)	21,050	887		Dealertrack Technologies Inc (a)	46,170		1,458
Invacare Corp	31,413	494		Dice Holdings Inc (a)	54,148		510

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Internet (continued)				Mining (continued)
HealthStream Inc (a)	21,262	$527		Kaiser Aluminum Corp	18,163		$1,129
Liquidity Services Inc (a)	26,521	845		Materion Corp	22,088		594
NIC Inc	63,575	1,036		Stillwater Mining Co (a)	126,274		1,700
Nutrisystem Inc	30,850	279					$5,752
OpenTable Inc (a)	24,563	1,294
PC-Tel Inc	18,815	140		Miscellaneous Manufacturing - 2.81%
Perficient Inc (a)	35,799	428		Actuant Corp	78,782		2,323
QuinStreet Inc (a)	27,743	156		AO Smith Corp	41,922		2,904
Sourcefire Inc (a)	32,526	1,386		AZZ Inc	27,363		1,171
Stamps.com Inc (a)	15,183	410		Barnes Group Inc	50,891		1,216
				EnPro Industries Inc (a)	22,391		996
United Online Inc	98,351	653		Federal Signal Corp (a)	67,339		541
VASCO Data Security International Inc (a)	31,176	253
Websense Inc (a)	39,455	577		Hillenbrand Inc	67,690		1,675
XO Group Inc (a)	26,572	256		John Bean Technologies Corp	31,269		584
		$11,830		Koppers Holdings Inc	22,247		902
				LSB Industries Inc (a)	20,336		842
Investment Companies - 0.36%				Lydall Inc (a)	18,366		281
Prospect Capital Corp	197,009	2,222		Movado Group Inc	19,162		701
				Myers Industries Inc	33,570		496
				Standex International Corp	13,757		779
Iron & Steel - 0.10%				STR Holdings Inc (a)	41,735		89
AK Steel Holding Corp	146,940	588		Sturm Ruger & Co Inc	20,712		1,052
				Tredegar Corp	26,041		594
Leisure Products & Services - 0.87%							$17,146
Arctic Cat Inc (a)	14,323	518
Brunswick Corp/DE	96,777	3,499		Office Furnishings - 0.17%
Callaway Golf Co	76,740	503		Interface Inc	62,020		1,041
Interval Leisure Group Inc	41,793	828
		$5,348		Oil & Gas - 1.54%
				Approach Resources Inc (a)	35,828		953
Lodging - 0.13%				Carrizo Oil & Gas Inc (a)	39,432		847
Boyd Gaming Corp (a)	60,841	427
				Comstock Resources Inc (a)	48,418		706
Marcus Corp	20,329	270
Monarch Casino & Resort Inc (a)	10,294	107		Contango Oil & Gas Co	13,798		592
				Gulfport Energy Corp (a)	64,188		2,649
		$804		PDC Energy Inc (a)	32,716		1,212
Machinery - Construction & Mining - 0.13%				Penn Virginia Corp	59,555		256
Astec Industries Inc	22,663	800		PetroQuest Energy Inc (a)	60,936		313
				Stone Energy Corp (a)	53,512		1,204
				Swift Energy Co (a)	46,399		699
Machinery - Diversified - 1.96%							$9,431
Albany International Corp	31,226	783
Applied Industrial Technologies Inc	45,451	1,998		Oil & Gas Services - 1.87%
Briggs & Stratton Corp	51,378	1,219		Basic Energy Services Inc (a)	29,566		382
Cognex Corp	43,190	1,713		Exterran Holdings Inc (a)	70,158		1,631
Intermec Inc (a)	60,662	599		Geospace Technologies Corp (a)	13,783		1,243
Intevac Inc (a)	25,365	107		Gulf Island Fabrication Inc	15,579		362
iRobot Corp (a)	28,204	645		Hornbeck Offshore Services Inc (a)	34,448		1,268
Lindsay Corp	13,753	1,280		ION Geophysical Corp (a)	129,855		883
Robbins & Myers Inc	46,023	2,682		Lufkin Industries Inc	36,343		2,105
Tennant Co	20,090	925		Matrix Service Co (a)	28,008		400
		$11,951		Pioneer Energy Services Corp (a)	67,053		508
				SEACOR Holdings Inc	21,415		1,948
Media - 0.12%				Tetra Technologies Inc (a)	84,406		717
Digital Generation Inc (a)	27,482	275
Dolan Co/The (a)	31,148	109					$11,447
EW Scripps Co (a)	30,892	340		Pharmaceuticals - 1.49%
		$724		Akorn Inc (a)	73,247		959
				Hi-Tech Pharmacal Co Inc	11,986		439
Metal Fabrication & Hardware - 0.88%				Neogen Corp (a)	24,133		1,122
AM Castle & Co (a)	17,977	303		PharMerica Corp (a)	31,873		461
CIRCOR International Inc	18,841	782		Questcor Pharmaceuticals Inc	63,185		1,610
Haynes International Inc	13,289	679		Salix Pharmaceuticals Ltd (a)	54,066		2,590
Kaydon Corp	34,703	861		ViroPharma Inc (a)	71,246		1,899
Mueller Industries Inc	30,370	1,621					$9,080
Olympic Steel Inc	9,914	208
RTI International Metals Inc (a)	32,784	931		Publicly Traded Investment Fund - 0.91%
		$5,385		iShares Core S&P Small-Cap ETF	67,147		5,549
Mining - 0.94%
AMCOL International Corp	27,292	806		Real Estate - 0.22%
Century Aluminum Co (a)	55,478	478		Forestar Group Inc (a)	37,502		714
Globe Specialty Metals Inc	68,961	1,045

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Real Estate (continued)				Retail (continued)
HFF Inc	35,258	$615		Pep Boys-Manny Moe & Jack/The (a)	57,402		$639
		$1,329		PetMed Express Inc	21,627		282
				Red Robin Gourmet Burgers Inc (a)	14,019		518
REITS - 7.59%				Ruby Tuesday Inc (a)	64,682		487
Acadia Realty Trust	54,773	1,432		rue21 inc (a)	16,965		504
Cedar Realty Trust Inc	59,093	326		Ruth's Hospitality Group Inc (a)	38,401		298
Colonial Properties Trust	89,535	1,962		Sonic Automotive Inc	39,583		961
Cousins Properties Inc	97,921	871		Sonic Corp (a)	58,897		657
DiamondRock Hospitality Co	210,951	1,924		Stage Stores Inc	34,493		788
EastGroup Properties Inc	32,036	1,795		Stein Mart Inc	29,773		251
EPR Properties	50,636	2,373		Texas Roadhouse Inc	63,381		1,115
Franklin Street Properties Corp	77,999	1,014		Tuesday Morning Corp (a)	45,939		386
Getty Realty Corp	28,881	545		Vitamin Shoppe Inc (a)	32,609		1,992
Government Properties Income Trust	46,665	1,160		Zale Corp (a)	28,335		139
Healthcare Realty Trust Inc	94,296	2,403		Zumiez Inc (a)	24,063		508
Inland Real Estate Corp	84,008	763					$46,969
Kilroy Realty Corp	80,622	4,023
Kite Realty Group Trust	78,978	478		Savings & Loans - 0.68%
LaSalle Hotel Properties	101,895	2,782		Bank Mutual Corp	46,572		239
Lexington Realty Trust	164,168	1,806		Brookline Bancorp Inc	75,703		667
LTC Properties Inc	32,968	1,228		Dime Community Bancshares Inc	31,178		430
Medical Properties Trust Inc	146,552	1,971		Northwest Bancshares Inc	105,542		1,288
Mid-America Apartment Communities Inc	45,691	2,987		Oritani Financial Corp	42,077		637
Parkway Properties Inc/MD	36,063	571		Provident Financial Services Inc	58,527		868
Pennsylvania Real Estate Investment Trust	56,885	1,049					$4,129
Post Properties Inc	58,820	2,853		Semiconductors - 3.72%
PS Business Parks Inc	19,426	1,386		ATMI Inc (a)	34,605		706
Sabra Health Care REIT Inc	40,052	1,005
Saul Centers Inc	13,767	588		Brooks Automation Inc	71,699		671
Sovran Self Storage Inc	32,899	2,146		Cabot Microelectronics Corp	25,072		927
				Ceva Inc (a)	24,235		368
Tanger Factory Outlet Centers	101,512	3,596		Cirrus Logic Inc (a)	70,791		1,998
Universal Health Realty Income Trust	13,713	756		Cohu Inc	24,613		258
Urstadt Biddle Properties Inc	27,594	558		Diodes Inc (a)	38,795		738
		$46,351		DSP Group Inc (a)	23,539		154
Retail - 7.69%				Entropic Communications Inc (a)	95,718		502
Big 5 Sporting Goods Corp	18,196	252		Exar Corp (a)	49,648		521
Biglari Holdings Inc (a)	1,302	480		GT Advanced Technologies Inc (a)	128,650		406
BJ's Restaurants Inc (a)	26,657	852		Hittite Microwave Corp (a)	29,299		1,798
Brown Shoe Co Inc	44,049	759		Kopin Corp (a)	66,648		231
Buckle Inc/The	29,606	1,385		Kulicke & Soffa Industries Inc (a)	81,129		918
Buffalo Wild Wings Inc (a)	20,105	1,479		Micrel Inc	50,808		529
Casey's General Stores Inc	41,411	2,266		Microsemi Corp (a)	97,639		2,043
Cash America International Inc	31,405	1,505		MKS Instruments Inc	56,890		1,582
Cato Corp/The	29,123	803		Monolithic Power Systems Inc	34,131		795
CEC Entertainment Inc	18,172	599		Nanometrics Inc (a)	23,023		359
Children's Place Retail Stores Inc/The (a)	25,499	1,271		Pericom Semiconductor Corp (a)	23,142		164
Christopher & Banks Corp (a)	39,979	248		Power Integrations Inc	31,316		1,171
Coinstar Inc (a)	32,623	1,660		Rubicon Technology Inc (a)	18,515		124
Coldwater Creek Inc (a)	21,775	83		Rudolph Technologies Inc (a)	34,962		472
Cracker Barrel Old Country Store Inc	25,608	1,660		Sigma Designs Inc (a)	36,169		193
DineEquity Inc (a)	16,735	1,226		Supertex Inc	11,284		216
Ezcorp Inc (a)	48,863	1,085		Tessera Technologies Inc	56,469		991
Fifth & Pacific Cos Inc (a)	122,341	1,847		TriQuint Semiconductor Inc (a)	179,772		944
Finish Line Inc/The	54,951	1,024		Ultratech Inc (a)	29,209		1,190
First Cash Financial Services Inc (a)	28,484	1,519		Veeco Instruments Inc (a)	42,328		1,331
Fred's Inc	36,494	482		Volterra Semiconductor Corp (a)	27,082		445
Genesco Inc (a)	26,107	1,627					$22,745
Group 1 Automotive Inc	23,086	1,564		Software - 3.30%
Haverty Furniture Cos Inc	21,237	382		Avid Technology Inc (a)	32,820		243
Hibbett Sports Inc (a)	27,904	1,469
Hot Topic Inc	45,738	508		Blackbaud Inc	48,821		1,217
Jack in the Box Inc (a)	46,384	1,347		Bottomline Technologies de Inc (a)	40,408		1,175
Jos A Bank Clothiers Inc (a)	30,208	1,225		CommVault Systems Inc (a)	45,722		3,508
Kirkland's Inc (a)	16,239	188		Computer Programs & Systems Inc	11,257		592
				CSG Systems International Inc (a)	36,446		686
Lithia Motors Inc	22,649	980		Digi International Inc (a)	28,499		279
Lumber Liquidators Holdings Inc (a)	29,340	1,736
MarineMax Inc (a)	25,690	300		Digital River Inc (a)	38,409		558
Men's Wearhouse Inc	51,713	1,570		Ebix Inc	34,657		566
OfficeMax Inc	93,770	1,011		EPIQ Systems Inc	34,537		426
Papa John's International Inc (a)	18,752	1,052		Interactive Intelligence Group Inc (a)	16,090		647
				Medidata Solutions Inc (a)	24,088		1,127

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	REPURCHASE AGREEMENTS	Maturity
Software (continued)				(continued)	Amount (000's)	Value(000	's)
MicroStrategy Inc (a)	9,586	$961		Banks (continued)
Monotype Imaging Holdings Inc	40,011	724		Investment in Joint Trading Account; Deutsche $	2,102	$2,102
Omnicell Inc (a)	35,866	567		Bank Repurchase Agreement; 0.16% dated
Progress Software Corp (a)	69,084	1,622		01/31/2013 maturing 02/01/2013
Quality Systems Inc	42,999	784		(collateralized by US Government
Synchronoss Technologies Inc (a)	29,320	698		Securities; $2,143,542; 0.00% - 6.75%;
SYNNEX Corp (a)	28,659	1,030		dated 02/01/13 - 11/23/35)
Take-Two Interactive Software Inc (a)	98,103	1,194		Investment in Joint Trading Account; JP	3,152	3,152
Tyler Technologies Inc (a)	28,409	1,536		Morgan Repurchase Agreement; 0.13%
		$20,140		dated 01/31/2013 maturing 02/01/2013
Storage & Warehousing - 0.16%				(collateralized by US Government
Mobile Mini Inc (a)	41,007	984		Securities; $3,215,313; 0.00% - 10.35%;
				dated 02/03/13 - 09/15/39)
				Investment in Joint Trading Account; Merrill	5,444	5,444
Telecommunications - 2.29%				Lynch Repurchase Agreement; 0.13%
Anixter International Inc	28,933	1,947		dated 01/31/2013 maturing 02/01/2013
Arris Group Inc (a)	122,554	2,024		(collateralized by US Government
Atlantic Tele-Network Inc	10,099	437		Securities; $5,552,601; 0.00% - 6.25%;
Black Box Corp	17,874	419		dated 07/15/13 - 01/15/38)
Cbeyond Inc (a)	32,235	284				$13,700
Cincinnati Bell Inc (a)	215,583	1,024		TOTAL REPURCHASE AGREEMENTS		$13,700
Comtech Telecommunications Corp	18,803	498		Total Investments		$605,835
General Communication Inc (a)	35,162	299		Other Assets in Excess of Liabilities, Net - 0.82%		$4,997
Harmonic Inc (a)	125,158	654		TOTAL NET ASSETS - 100.00%		$610,832
Ixia (a)	57,103	1,084
LogMeIn Inc (a)	24,132	548
Lumos Networks Corp	16,025	156		(a) Non-Income Producing Security
Netgear Inc (a)	41,373	1,453
Neutral Tandem Inc	32,743	91
NTELOS Holdings Corp	16,693	216		Portfolio Summary (unaudited)
Oplink Communications Inc (a)	20,678	348
Procera Networks Inc (a)	21,081	355		Sector		Percent
Symmetricom Inc (a)	44,195	238		Financial		21.36%
USA Mobility Inc	23,717	274		Industrial		18.64%
ViaSat Inc (a)	43,297	1,663		Consumer, Non-cyclical		16.61%
				Consumer, Cyclical		15.61%
		$14,012		Technology		9.67%
Textiles - 0.35%				Communications		4.41%
G&K Services Inc	20,672	827		Basic Materials		4.38%
UniFirst Corp/MA	16,183	1,323		Energy		3.80%
		$2,150		Utilities		3.79%
				Exchange Traded Funds		0.91%
Toys, Games & Hobbies - 0.05%				Other Assets in Excess of Liabilities, Net		0.82%
Jakks Pacific Inc	22,373	292		TOTAL NET ASSETS		100.00%
Transportation - 1.58%
Arkansas Best Corp	25,753	271
Bristow Group Inc	38,894	2,216
Forward Air Corp	31,756	1,179
Heartland Express Inc	49,633	686
HUB Group Inc (a)	38,377	1,413
Knight Transportation Inc	63,783	1,017
Old Dominion Freight Line Inc (a)	76,378	2,847
		$9,629
Water- 0.17%
American States Water Co	20,772	1,050
TOTAL COMMON STOCKS		$592,135
	Maturity
REPURCHASE AGREEMENTS - 2.24%	Amount (000's)	Value(000	's)
Banks- 2.24%
Investment in Joint Trading Account; Credit	$3,002	$3,002
Suisse Repurchase Agreement; 0.13%
dated 01/31/2013 maturing 02/01/2013
(collateralized by US Government
Securities; $3,062,203; 0.00%; dated
05/15/15 - 02/15/38)

See accompanying notes

Schedule of Investments
SmallCap S&P 600 Index Fund
January 31, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
Russell 2000 Mini; March 2013	Long	193	$17,219	$17,411	$192
Total					$192
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS - 94.00%	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Advertising - 0.05%				Automobile Parts & Equipment (continued)
Harte-Hanks Inc	59,659	$488		American Axle & Manufacturing Holdings Inc(a)	60,549		$707
Marchex Inc	28,402	106
Valuevision Media Inc (a)	10,662	29		Commercial Vehicle Group Inc (a)	788		6
		$623		Cooper Tire & Rubber Co	5,318		135
				Dana Holding Corp	88,610		1,425
Aerospace & Defense - 1.28%				Dorman Products Inc	12,244		424
AAR Corp	104,868	1,976		Douglas Dynamics Inc	12,110		160
Aerovironment Inc (a)	4,403	95		Exide Technologies (a)	67,872		234
Allied Defense Group Inc/The (a),(b),(c)	2,055	11		Federal-Mogul Corp (a)	54,058		505
Arotech Corp (a)	9,039	10		Fuel Systems Solutions Inc (a)	7,250		106
Cubic Corp	3,024	142		Gentherm Inc (a)	7,555		109
Curtiss-Wright Corp	88,896	3,169		Meritor Inc (a)	26,704		122
Ducommun Inc (a)	17,118	274
Esterline Technologies Corp (a)	68,815	4,568		Miller Industries Inc/TN	56,572		865
				Modine Manufacturing Co (a)	27,995		238
GenCorp Inc (a)	34,163	367		Motorcar Parts of America Inc (a)	11,581		77
Kratos Defense & Security Solutions Inc (a)	24,960	110
LMI Aerospace Inc (a)	28,040	621		Spartan Motors Inc	53,499		303
				Standard Motor Products Inc	32,731		759
M/A-COM (a) Technology Solutions Holdings Inc	3,215	55		Strattec Security Corp	102		3
Moog Inc (a)	30,735	1,346		Superior Industries International Inc	56,445		1,144
				Supreme Industries Inc (a)	10,710		41
National Presto Industries Inc	7,493	550					$7,419
Orbital Sciences Corp (a)	66,517	977
SIFCO Industries Inc	610	10		Banks - 10.16%
Teledyne Technologies Inc (a)	14,681	1,002		1st Constitution Bancorp (a),(b)	840		8
		$15,283		1st Source Corp	34,094		771
				1st United Bancorp Inc/Boca Raton	14,172		91
Agriculture - 0.38%				Access National Corp	4,692		73
Alico Inc	1,252	54		Alliance Bancorp Inc of Pennsylvania	242		3
Alliance One International Inc (a)	95,775	347
				American National Bankshares Inc	4,990		101
Andersons Inc/The	20,194	952		American River Bankshares (a)	2,199		16
Griffin Land & Nurseries Inc	472	14		Ameris Bancorp (a)	31,589		419
MGP Ingredients Inc	5,923	22		AmeriServ Financial Inc (a)	22,099		66
Universal Corp/VA	56,321	3,063		Arrow Financial Corp	6,197		151
Vector Group Ltd	8,533	133		Associated Banc-Corp	408,029		5,822
		$4,585		Bancfirst Corp	4,094		167
Airlines - 0.54%				Banco Latinoamericano de Comercio Exterior SA	11,694		271
Alaska Air Group Inc (a)	2,393	110
Hawaiian Holdings Inc (a)	71,470	412		Bancorp Inc/DE (a)	4,190		49
JetBlue Airways Corp (a)	555,580	3,228		BancorpSouth Inc	107,018		1,551
Republic Airways Holdings Inc (a)	94,923	797		BancTrust Financial Group Inc (a)	9,317		27
SkyWest Inc	136,104	1,720		Bank of Commerce Holdings	1,302		6
US Airways Group Inc (a)	11,030	158		Bank of Florida Corp (a),(b),(c)	6,269		—
		$6,425		Bank of Kentucky Financial Corp	3,734		98
				Bank of Marin Bancorp	3,411		134
Apparel - 1.16%				Banner Corp	27,733		838
Columbia Sportswear Co	5,169	264		Bar Harbor Bankshares	2,472		87
Delta Apparel Inc (a)	6,921	100		BBCN Bancorp Inc	85,811		1,037
G-III Apparel Group Ltd (a)	15,785	567		BCB Bancorp Inc	1,563		15
Iconix Brand Group Inc (a)	166,976	4,015		Boston Private Financial Holdings Inc	104,486		966
Jones Group Inc/The	193,114	2,317		Bridge Capital Holdings (a)	4,223		66
K-Swiss Inc (a)	11,868	56		Bryn Mawr Bank Corp	7,281		169
Lakeland Industries Inc (a)	6,346	31		C&F Financial Corp	2,038		83
Maidenform Brands Inc (a)	4,295	83		Camden National Corp	4,896		165
Perry Ellis International Inc	30,481	588		Capital Bank Financial Corp (a)	870		13
Quiksilver Inc (a)	163,013	1,066		Capital City Bank Group Inc (a)	10,625		119
RG Barry Corp	496	7		CapitalSource Inc	269,832		2,188
Rocky Brands Inc (a)	7,807	110		Cardinal Financial Corp	23,151		379
Skechers U.S.A. Inc (a)	73,981	1,406		Carolina Bank Holdings Inc (a)	378		3
Superior Uniform Group Inc	3,314	38		Cathay General Bancorp	170,774		3,315
Tandy Brands Accessories Inc (a)	5,373	8		Center Bancorp Inc	7,566		91
Unifi Inc (a)	33,734	456		Centerstate Banks Inc	33,838		300
Warnaco Group Inc/The (a)	2,127	156		Century Bancorp Inc/MA	2,296		76
Wolverine World Wide Inc	60,772	2,613		Chemical Financial Corp	43,649		1,062
		$13,881		Citizens & Northern Corp	7,780		155
				Citizens First Corp (a)	300		3
Automobile Manufacturers - 0.15%				Citizens Republic Bancorp Inc (a)	23,282		476
Oshkosh Corp (a)	46,027	1,803
				City Holding Co	6,084		230
				CNB Financial Corp/PA	7,915		135
Automobile Parts & Equipment - 0.62%				CoBiz Financial Inc	26,290		214
Accuride Corp (a)	14,903	56		Codorus Valley Bancorp Inc	1,029		16
				Colony Bankcorp Inc (a)	706		4

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Banks (continued)				Banks (continued)
Columbia Banking System Inc	63,993	$1,292		Mercantile Bank Corp	9,308	$154
Community Bank System Inc	30,293	861		Merchants Bancshares Inc	3,246	92
Community Trust Bancorp Inc	17,424	588		Metro Bancorp Inc (a)	27,557	433
Community West Bancshares (a)	1,308	6		Mid Penn Bancorp Inc	119	1
CVB Financial Corp	89,328	982		MidWestOne Financial Group Inc	5,020	120
Eagle Bancorp Inc (a)	7,147	161		National Bankshares Inc	4,350	147
Eastern Virginia Bankshares Inc (a)	721	4		National Penn Bancshares Inc	200,242	1,952
Enterprise Bancorp Inc/MA	3,783	65		NBT Bancorp Inc	35,252	731
Enterprise Financial Services Corp	14,810	198		New Century Bancorp Inc (a)	2,142	13
Evans Bancorp Inc	387	7		NewBridge Bancorp (a)	11,342	73
Farmers Capital Bank Corp (a)	3,987	60		North Valley Bancorp (a)	140	2
Farmers National Banc Corp	11,948	79		Northeast Bancorp	237	2
Fidelity Southern Corp (a)	11,812	132		Northrim BanCorp Inc	4,844	106
Financial Institutions Inc	22,037	443		Old National Bancorp/IN	89,971	1,202
First Advantage Bancorp	200	3		Old Second Bancorp Inc (a)	11,663	25
First Bancorp Inc/ME	5,607	93		OmniAmerican Bancorp Inc (a)	7,628	190
First BanCorp/Puerto Rico (a)	64,582	331		Oriental Financial Group Inc	78,800	1,132
First Bancorp/Troy NC	13,903	177		Pacific Continental Corp	16,842	185
First Bancshares Inc/MS	720	7		Pacific Mercantile Bancorp (a)	4,122	24
First Busey Corp	71,103	322		PacWest Bancorp	27,216	748
First Business Financial Services Inc	1,914	46		Park National Corp	4,688	307
First California Financial Group Inc (a)	8,932	72		Park Sterling Corp (a)	37,256	212
First Citizens BancShares Inc/NC	2,038	355		Patriot National Bancorp Inc (a)	2,129	3
First Commonwealth Financial Corp	265,411	1,876		Peapack Gladstone Financial Corp	5,638	83
First Community Bancshares Inc/VA	28,827	460		Penns Woods Bancorp Inc	2,250	90
First Connecticut Bancorp Inc/Farmington CT	12,918	181		Peoples Bancorp Inc/OH	18,665	405
First Financial Bancorp	56,442	863		Peoples Bancorp of North Carolina Inc	1,797	18
First Financial Bankshares Inc	19,867	815		Pinnacle Financial Partners Inc (a)	88,344	1,897
First Financial Corp/IN	4,619	139		Popular Inc (a)	55,865	1,499
First Financial Service Corp (a)	800	2		Preferred Bank/Los Angeles CA (a)	4,122	62
First Interstate Bancsystem Inc	27,488	474		Premier Financial Bancorp Inc	3,673	42
First M&F Corp	5,683	47		PrivateBancorp Inc	144,335	2,479
First Merchants Corp	44,840	675		Prosperity Bancshares Inc	128,990	5,819
First Midwest Bancorp Inc/IL	156,147	1,978		QCR Holdings Inc	291	5
First of Long Island Corp/The	4,917	143		Renasant Corp	38,942	758
First United Corp (a)	1,489	12		Republic Bancorp Inc/KY	21,417	481
First West Virginia Bancorp	163	3		Republic First Bancorp Inc (a)	5,488	14
Firstbank Corp/Alma MI	4,015	47		Royal Bancshares of Pennsylvania Inc (a)	800	1
FirstMerit Corp	504,065	7,677		Rurban Financial Corp (a)	2,685	21
FNB Corp/PA	116,258	1,347		S&T Bancorp Inc	25,877	477
FNB United Corp (a)	137	2		Salisbury Bancorp Inc	284	7
Franklin Financial Corp/VA	2,016	35		Sandy Spring Bancorp Inc	55,601	1,103
Fulton Financial Corp	239,752	2,611		SCBT Financial Corp	6,857	289
German American Bancorp Inc	8,029	179		Shore Bancshares Inc	1,348	7
Glacier Bancorp Inc	62,488	974		Sierra Bancorp	13,922	174
Great Southern Bancorp Inc	6,484	161		Simmons First National Corp	7,971	203
Guaranty Bancorp (a)	38,087	79		Southcoast Financial Corp (a)	520	3
Guaranty Federal Bancshares Inc (a)	541	5		Southern Community Financial - Rights (a),(b),(c)	13,075	3
Hancock Holding Co	145,387	4,394		Southern Connecticut Bancorp Inc (a)	896	3
Hanmi Financial Corp (a)	18,036	297		Southern First Bancshares Inc (a)	358	3
Hawthorn Bancshares Inc	1,498	13		Southern National Bancorp of Virginia Inc	332	3
Heartland Financial USA Inc	7,322	173		Southside Bancshares Inc	7,166	152
Heritage Commerce Corp (a)	7,073	46		Southwest Bancorp Inc/Stillwater OK (a)	18,619	239
Heritage Financial Corp/WA	2,801	40		State Bank Financial Corp	28,208	451
Heritage Oaks Bancorp (a)	12,756	74		StellarOne Corp	42,460	635
Home BancShares Inc/AR	16,088	559		Sterling Bancorp/NY	19,673	189
Horizon Bancorp/IN	4,138	83		Sterling Financial Corp/WA	11,075	239
Hudson Valley Holding Corp	22,678	347		Suffolk Bancorp (a)	4,378	60
Iberiabank Corp	42,295	2,177		Summit State Bank	804	7
Independent Bank Corp/MI (a)	1,910	10		Sun Bancorp Inc/NJ (a)	31,720	110
Independent Bank Corp/Rockland MA	9,180	285		Susquehanna Bancshares Inc	354,740	4,052
International Bancshares Corp	115,757	2,264		Sussex Bancorp (a)	900	5
Intervest Bancshares Corp (a)	10,064	46		SY Bancorp Inc	7,735	175
Lakeland Bancorp Inc	32,172	314		Synovus Financial Corp	225,099	581
Lakeland Financial Corp	26,425	646		Taylor Capital Group Inc (a)	20,127	349
LNB Bancorp Inc	10,575	78		Texas Capital Bancshares Inc (a)	14,415	596
Macatawa Bank Corp (a)	7,247	34		Tompkins Financial Corp	4,583	188
MainSource Financial Group Inc	71,144	982		Tower Financial Corp	1,553	18
MB Financial Inc	119,299	2,669		TowneBank/Portsmouth VA	35,026	531
MBT Financial Corp (a)	8,914	32		Trico Bancshares	10,174	168

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Banks (continued)				Chemicals (continued)
TrustCo Bank Corp NY	38,841	$206		American Pacific Corp (a)	4,299		$84
Trustmark Corp	49,911	1,154		American Vanguard Corp	7,040		239
UMB Financial Corp	24,183	1,070		Axiall Corp	28,051		1,576
Umpqua Holdings Corp	284,158	3,591		Chemtura Corp (a)	13,235		314
Union First Market Bankshares Corp	36,473	637		Codexis Inc (a)	19,011		45
United Bankshares Inc/WV	36,378	927		Ferro Corp (a)	72,143		367
United Community Banks Inc/GA (a)	15,084	158		Innospec Inc	16,047		646
United Security Bancshares/Fresno CA (a)	1,580	6		Kraton Performance Polymers Inc (a)	146,689		3,851
Unity Bancorp Inc (a)	150	1		Landec Corp (a)	51,855		612
Univest Corp of Pennsylvania	13,158	222		Minerals Technologies Inc	28,245		1,168
ViewPoint Financial Group Inc	30,544	646		Oil-Dri Corp of America	3,206		89
Virginia Commerce Bancorp Inc (a)	69,746	916		Olin Corp	31,813		740
Walker & Dunlop Inc (a)	7,230	155		OM Group Inc (a)	65,032		1,796
Washington Banking Co	9,805	138		Penford Corp (a)	8,167		67
Washington Trust Bancorp Inc	5,959	157		PolyOne Corp	8,435		184
Webster Financial Corp	388,715	8,649		Quaker Chemical Corp	3,377		193
WesBanco Inc	43,811	1,017		Sensient Technologies Corp	36,969		1,409
West Bancorporation Inc	9,956	110		Spartech Corp (a)	65,021		620
West Coast Bancorp/OR	6,985	166		Westlake Chemical Corp	23,874		2,193
Westamerica Bancorporation	4,533	201		Zep Inc	17,542		256
Western Alliance Bancorp (a)	65,514	806		Zoltek Cos Inc (a)	63,343		516
Wilshire Bancorp Inc (a)	25,555	157					$19,300
Wintrust Financial Corp	93,297	3,458
Yadkin Valley Financial Corp (a)	7,474	25		Coal - 0.43%
				Alpha Natural Resources Inc (a)	165,392		1,465
		$121,782		Arch Coal Inc	326,967		2,328
Beverages - 0.01%				Cloud Peak Energy Inc (a)	44,291		775
Central European Distribution Corp (a)	36,844	79		Hallador Energy Co	4,174		33
Craft Brew Alliance Inc (a)	13,254	88		James River Coal Co (a)	42,422		128
Farmer Bros Co (a)	800	11		SunCoke Energy Inc (a)	22,101		367
		$178		Westmoreland Coal Co (a)	6,936		70
Biotechnology - 0.24%							$5,166
Agenus Inc (a)	6,116	28		Commercial Services - 6.86%
AMAG Pharmaceuticals Inc (a)	2,791	45		Aaron's Inc	161,520		4,789
Astex Pharmaceuticals (a)	126,784	425		ABM Industries Inc	33,597		737
Cambrex Corp (a)	20,835	245		Albany Molecular Research Inc (a)	37,182		222
Curis Inc (a)	11,410	36		AMN Healthcare Services Inc (a)	12,677		154
Emergent Biosolutions Inc (a)	12,057	193		ARC Document Solutions Inc (a)	28,232		67
Enzo Biochem Inc (a)	23,582	68		Ascent Capital Group Inc (a)	20,744		1,322
Enzon Pharmaceuticals Inc	24,711	122		Avalon Holdings Corp (a)	3,917		15
Harvard Bioscience Inc (a)	23,897	119		Avis Budget Group Inc (a)	149,723		3,224
Maxygen Inc	165,277	405		Barrett Business Services Inc	4,295		173
Momenta Pharmaceuticals Inc (a)	11,904	150		Bridgepoint Education Inc (a)	986		10
NPS Pharmaceuticals Inc (a)	18,369	163		Career Education Corp (a)	47,365		163
PDL BioPharma Inc	12,107	83		Carriage Services Inc	34,486		482
RTI Biologics Inc (a)	144,491	711		CBIZ Inc (a)	64,972		394
Transcept Pharmaceuticals Inc (a)	7,076	41		CDI Corp	38,456		655
		$2,834		Champion Industries Inc/WV (a)	10,371		1
				Consolidated Graphics Inc (a)	12,397		454
Building Materials - 1.51%				Convergys Corp	278,949		4,748
Apogee Enterprises Inc	31,783	777		CoreLogic Inc/United States (a)	62,919		1,651
Builders FirstSource Inc	18,253	114		Corinthian Colleges Inc (a)	92,660		228
Comfort Systems USA Inc	17,491	226		Corrections Corp of America	146,950		5,568
Continental Materials Corp (a)	657	11		CRA International Inc (a)	16,846		313
Drew Industries Inc	4,281	157		Cross Country Healthcare Inc (a)	56,716		321
Gibraltar Industries Inc (a)	64,498	1,120
Griffon Corp	102,054	1,205		Deluxe Corp	13,006		479
Headwaters Inc (a)	83,697	784		DeVry Inc	13,743		346
				Edgewater Technology Inc (a)	10,657		44
Lennox International Inc	77,250	4,443		Education Management Corp (a)	63		—
Louisiana-Pacific Corp (a)	285,756	5,552
LSI Industries Inc	31,294	227		Electro Rent Corp	31,355		485
PGT (a) Inc	16,908	83		Ennis Inc	50,201		783
				Euronet Worldwide Inc (a)	20,624		505
Quanex Building Products Corp	13,322	275		ExamWorks Group Inc (a)	15,044		218
Simpson Manufacturing Co Inc	13,015	422		Franklin Covey Co (a)	6,777		94
Texas Industries Inc (a)	17,078	970		FTI Consulting Inc (a)	33,940		1,103
Universal Forest Products Inc	41,017	1,667		Geo Group Inc/The	124,369		4,057
		$18,033		Great Lakes Dredge & Dock Corp	114,247		1,071
Chemicals - 1.61%				H&E Equipment Services Inc	25,173		486
A Schulman Inc	58,723	1,888		Hackett Group Inc/The	12,944		56
Aceto Corp	42,772	447		Hill International Inc (a)	12,237		42

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Commercial Services (continued)				Computers (continued)
Hudson Global Inc (a)	611	$3		Quantum Corp (a)	140,230		$191
ICF International Inc (a)	87,390	2,001		Radisys Corp (a)	15,105		59
Intersections Inc	10,120	105		RealD Inc (a)	3,682		42
K12 Inc (a)	709	13		Rimage Corp	6,984		48
KAR Auction Services Inc	255,775	5,456		Spansion Inc (a)	66,777		768
Kelly Services Inc	77,811	1,240		STEC Inc (a)	22,556		114
Kforce Inc	1,619	22		Sykes Enterprises Inc (a)	70,134		1,129
Korn/Ferry International (a)	82,894	1,425		Unisys Corp (a)	16,831		374
Lincoln Educational Services Corp	30,309	167		Vocera Communications Inc (a)	2,634		69
Live Nation Entertainment Inc (a)	301,532	3,093		Xyratex Ltd	6,175		57
Mac-Gray Corp	18,730	226					$15,130
Management Network Group Inc (a)	650	2
Matthews International Corp	6,241	204		Consumer Products - 1.05%
				ACCO Brands Corp (a)	25,059		209
McGrath RentCorp	136,306	4,074
Monster Worldwide Inc (a)	158,416	919		Acme United Corp	196		2
Multi-Color Corp	14,291	342		American Greetings Corp	63,003		1,008
Navigant Consulting Inc (a)	96,450	1,112		AT Cross Co (a)	1,000		11
On Assignment Inc (a)	11,054	270		Blyth Inc	10,540		148
PDI Inc (a)	13,313	103		Central Garden and Pet Co (a)	27,553		264
				Central Garden and Pet Co - A Shares (a)	110,085		1,060
Perceptron Inc	7,593	56
Performant Financial Corp (a)	2,508	32		CSS Industries Inc	16,699		379
PHH Corp (a)	137,371	3,006		Helen of Troy Ltd (a)	58,379		2,113
Providence Service Corp/The (a)	6,246	116		Kid Brands Inc (a)	17,331		29
				Prestige Brands Holdings Inc (a)	98,194		2,107
QC Holdings Inc	400	1
Quad/Graphics Inc	39,199	851		Spectrum Brands Holdings Inc	50,608		2,562
RCM Technologies Inc	13,071	72		WD-40 Co	51,050		2,727
Rent-A-Center Inc/TX	164,354	5,864					$12,619
Resources Connection Inc	17,410	213		Cosmetics & Personal Care - 0.05%
RPX Corp (a)	1,095	11		CCA Industries Inc	500		3
Sotheby's	15,927	572		Elizabeth Arden Inc (a)	2,340		90
Spectrum Group International Inc (a)	8,050	17		Inter Parfums Inc	2,950		64
StarTek Inc (a)	11,737	51		Revlon Inc (a)	27,972		440
Stewart Enterprises Inc	152,891	1,262					$597
TeleTech Holdings Inc (a)	9,326	174
TMS International Corp (a)	5,084	71		Distribution & Wholesale - 0.83%
Towers Watson & Co	87,139	5,322		ADDvantage Technologies Group Inc (a)	3,841		8
Tree.com Inc	5,970	104		Core-Mark Holding Co Inc	24,335		1,220
TrueBlue Inc (a)	6,939	119		Navarre Corp (a)	15,359		33
Tufco Technologies Inc (a)	1,165	6		Owens & Minor Inc	5,859		179
United Rentals Inc (a)	122,475	6,200		ScanSource Inc (a)	57,056		1,658
Universal Security Instruments Inc (a)	1,000	4		School Specialty Inc (a)	24,332		3
Valassis Communications Inc	21,912	615		Titan Machinery Inc (a)	12,375		358
Versar Inc (a)	8,300	35		United Stationers Inc	29,464		982
Viad Corp	35,715	997		WESCO International Inc (a)	75,850		5,532
Volt Information Sciences Inc (a)	19,580	155					$9,973
		$82,163		Diversified Financial Services - 2.07%
Computers - 1.26%				AeroCentury Corp (a)	423		7
Agilysys Inc (a)	45,743	389		Aircastle Ltd	206,315		2,848
Astro-Med Inc	7,443	75		Arlington Asset Investment Corp	17,282		404
CACI International Inc (a)	56,419	3,026		Asset Acceptance Capital Corp (a)	16,263		87
CIBER Inc (a)	204,040	689		Asta Funding Inc	18,117		171
Computer Task Group Inc	2,286	44		Atlanticus Holdings Corp (a)	17,163		55
Dataram Corp (a)	1,752	1		Calamos Asset Management Inc	50,319		525
Dynamics Research Corp (a)	4,932	34		California First National Bancorp	4,419		71
Echelon Corp (a)	11,326	27		Cowen Group Inc (a)	59,508		158
Electronics for Imaging Inc (a)	71,201	1,610		DFC Global Corp (a)	6,050		117
Hutchinson Technology Inc (a)	29,692	83		Doral Financial Corp (a)	159,703		105
Imation Corp (a)	73,544	273		Duff & Phelps Corp	9,377		149
Insight Enterprises Inc (a)	97,703	1,916		Encore Capital Group Inc (a)	2,884		87
j2 Global Inc	5,069	161		Evercore Partners Inc - Class A	9,420		361
Key Tronic Corp (a)	22,458	217		FBR & Co (a)	23,677		94
Lexmark International Inc	13,481	324		Federal Agricultural Mortgage Corp	17,909		614
Manhattan Associates Inc (a)	41,050	2,812		First Marblehead Corp/The (a)	57,745		56
Mentor Graphics Corp (a)	17,407	298		Firstcity Financial Corp (a)	8,911		88
Mercury Systems Inc (a)	25,589	188		Gain Capital Holdings Inc	280		1
NCI Inc (a)	319	2		GFI Group Inc	32,087		109
PAR Technology Corp (a)	9,256	41		Horizon Technology Finance Corp	4,973		76
Planar Systems Inc (a)	24,121	42		Imperial Holdings Inc (a)	3,056		13
Qualstar Corp (a)	4,617	7		Interactive Brokers Group Inc - A Shares	14,854		212
Qualys Inc (a)	1,526	20		Investment Technology Group Inc (a)	91,305		924

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Diversified Financial Services (continued)				Electrical Components & Equipment (continued)
Janus Capital Group Inc	134,777	$1,253		Vicor Corp (a)	10,293	$55
JMP Group Inc	9,416	62				$13,143
KBW Inc	12,578	200
Knight Capital Group Inc (a)	172,954	644		Electronics - 1.70%
LPL Financial Holdings Inc	147,700	4,918		American Science & Engineering Inc	5,769	390
Manning & Napier Inc	21,121	298		AVX Corp	11,070	126
				Ballantyne Strong Inc (a)	13,019	47
Marlin Business Services Corp	17,281	380		Bel Fuse Inc	18,557	346
Medley Capital Corp	11,848	180		Benchmark Electronics Inc (a)	96,406	1,693
MicroFinancial Inc	8,747	66		Blonder Tongue Laboratories (a)	1,523	2
National Financial Partners Corp (a)	32,129	566
Nelnet Inc	46,645	1,419		Brady Corp	37,302	1,301
NewStar Financial Inc (a)	59,499	848		Checkpoint Systems Inc (a)	75,346	909
Nicholas Financial Inc	6,330	83		Coherent Inc	7,347	407
Ocwen Financial Corp (a)	69,469	2,707		CTS Corp	49,308	491
				CyberOptics Corp (a)	7,092	53
Oppenheimer Holdings Inc	26,629	453		Cymer Inc (a)	7,755	799
Piper Jaffray Cos (a)	28,162	1,091
SeaCube Container Leasing Ltd	22,638	520		Daktronics Inc	17,381	206
Stifel Financial Corp (a)	11,308	417		Electro Scientific Industries Inc	39,590	428
SWS Group Inc (a)	3,300	22		ESCO Technologies Inc	21,107	869
Virtus Investment Partners Inc (a)	1,853	276		FEI Co	1,476	90
WageWorks Inc (a)	1,727	35		Frequency Electronics Inc	11,821	108
Walter Investment Management Corp (a)	24,331	1,090		GSI Group Inc (a)	17,563	167
				Identive Group Inc (a)	7,796	10
		$24,860		II-VI Inc (a)	4,951	84
Electric - 1.41%				IntriCon Corp (a)	448	2
Allete Inc	16,446	759		Kemet Corp (a)	15,104	87
Atlantic Power Corp	47,857	588		LGL Group Inc/The (a)	410	2
Avista Corp	30,932	800		Measurement Specialties Inc (a)	1,125	40
Black Hills Corp	22,420	904		MEMSIC Inc (a)	5,491	19
CH Energy Group Inc	7,907	514		Methode Electronics Inc	27,620	266
Cleco Corp	39,554	1,691		Multi-Fineline Electronix Inc (a)	4,422	71
Dynegy Inc (a)	276	5		Newport Corp (a)	19,871	286
Dynegy Inc - Warrants (a)	4,290	5		Park Electrochemical Corp	8,573	224
El Paso Electric Co	22,952	774		Plexus Corp (a)	17,397	444
Empire District Electric Co/The	21,393	454		Rofin-Sinar Technologies Inc (a)	15,232	390
EnerNOC Inc (a)	9,697	150		Rogers Corp (a)	3,868	181
Genie Energy Ltd	12,083	86		Sanmina Corp (a)	135,968	1,295
IDACORP Inc	31,462	1,460		Sparton Corp (a)	14,794	225
MGE Energy Inc	12,714	666		Stoneridge Inc (a)	5,016	31
NorthWestern Corp	19,321	715		Sypris Solutions Inc	39,441	163
NRG Energy Inc	28,377	681		Tech Data Corp (a)	42,902	2,184
Ormat Technologies Inc	32,189	684		TTM Technologies Inc (a)	122,823	979
Otter Tail Corp	16,917	455		Viasystems Group Inc (a)	2,460	35
Pike Electric Corp	62,608	651		Vicon Industries Inc (a)	1,971	5
PNM Resources Inc	51,960	1,110		Video Display Corp (a)	300	1
Portland General Electric Co	53,168	1,527		Vishay Intertechnology Inc (a)	162,110	1,782
Synthesis Energy Systems Inc (a)	7,503	8		Vishay Precision Group Inc (a)	21,327	281
UIL Holdings Corp	27,542	1,025		Watts Water Technologies Inc	56,395	2,600
Unitil Corp	4,984	133		Zygo Corp (a)	15,415	245
UNS Energy Corp	23,807	1,079				$20,364
		$16,924		Energy - Alternate Sources - 0.12%
Electrical Components & Equipment - 1.10%				Ascent Solar Technologies Inc (a)	41,633	27
Advanced Energy Industries Inc (a)	68,084	1,046		FutureFuel Corp	39,155	500
American Superconductor Corp (a)	1,847	5		Green Plains Renewable Energy Inc (a)	82,401	643
Belden Inc	3,186	153		Ocean Power Technologies Inc (a)	12,856	27
Encore Wire Corp	28,928	944		Renewable Energy Group Inc (a)	3,469	24
EnerSys Inc (a)	22,395	916		REX American Resources Corp (a)	12,277	268
Generac Holdings Inc	5,502	205				$1,489
General Cable Corp (a)	93,993	3,160
GrafTech International Ltd (a)	147,951	1,421		Engineering & Construction - 1.33%
				Aegion Corp (a)	53,131	1,250
Insteel Industries Inc	20,232	306		Argan Inc	28,697	539
Littelfuse Inc	59,633	3,817		Dycom Industries Inc (a)	25,402	533
Magnetek Inc (a)	208	3
Orion Energy Systems Inc (a)	16,210	33		EMCOR Group Inc	45,841	1,666
Powell Industries Inc (a)	3,246	147		Engility Holdings Inc (a)	11,401	219
Power-One Inc (a)	149,837	602		ENGlobal Corp (a)	18,947	12
PowerSecure International Inc (a)	11,590	101		Granite Construction Inc	48,249	1,755
SunPower Corp (a)	23,532	183		Integrated Electrical Services Inc (a)	827	4
Ultralife Corp (a)	14,398	46		Layne Christensen Co (a)	62,625	1,419
				MasTec Inc (a)	187,275	5,300
				Michael Baker Corp	8,193	210

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Engineering & Construction (continued)				Forest Products & Paper (continued)
MYR Group Inc (a)	20,654	$464		Clearwater Paper Corp (a)	14,356		$651
National Technical Systems Inc (a)	8,763	70		KapStone Paper and Packaging Corp	24,618		590
Orion Marine Group Inc (a)	13,657	107		Mercer International Inc (a)	49,723		348
Sterling Construction Co Inc (a)	13,551	139		Neenah Paper Inc	3,998		124
Tutor Perini Corp (a)	128,926	2,139		Orchids Paper Products Co	1,912		42
VSE Corp	4,499	108		PH Glatfelter Co	130,606		2,427
		$15,934		Resolute Forest Products (a)	108,545		1,481
				Schweitzer-Mauduit International Inc	10,554		430
Entertainment Bluegreen Corp - (a) 0.96%	51,578	495		Wausau Paper Corp	11,960		116
Carmike Cinemas Inc (a)	21,662	345					$9,191
Churchill Downs Inc	4,317	279		Gas - 1.05%
Dover Downs Gaming & Entertainment Inc	8,791	20		Atmos Energy Corp	150,700		5,630
Dover Motorsports Inc	3,447	6		Chesapeake Utilities Corp	8,261		392
DreamWorks Animation SKG Inc (a)	77,441	1,348		Laclede Group Inc/The	17,193		686
International Speedway Corp	51,974	1,424		New Jersey Resources Corp	20,613		867
Isle of Capri Casinos Inc (a)	26,581	187		Northwest Natural Gas Co	13,916		632
Madison Square Garden Co/The (a)	22,498	1,170		Piedmont Natural Gas Co Inc	36,838		1,170
Marriott Vacations Worldwide Corp (a)	46,837	2,079		South Jersey Industries Inc	11,074		602
Multimedia Games Holding Co Inc (a)	15,630	265		Southwest Gas Corp	32,034		1,426
National CineMedia Inc	48,104	735		WGL Holdings Inc	28,564		1,198
Pinnacle Entertainment Inc (a)	63,408	986					$12,603
Reading International Inc (a)	10,618	62
Rick's Cabaret International Inc (a)	13,279	112		Hand & Machine Tools - 0.03%
Scientific Games Corp (a)	38,323	341		Franklin Electric Co Inc	776		52
Speedway Motorsports Inc	55,688	911		Hardinge Inc	19,524		220
Vail Resorts Inc	13,658	722		LS Starrett Co/The	5,475		59
				P&F Industries Inc (a)	1,773		15
		$11,487					$346
Environmental Control - 0.17%				Healthcare - Products - 1.75%
Ceco Environmental Corp	736	8		Affymetrix Inc (a)	127,217		481
Darling International Inc (a)	48,520	818
Energy Recovery Inc (a)	2,164	8		Alere Inc (a)	34,157		726
EnergySolutions Inc (a)	120,596	462		Allied Healthcare Products (a)	5,732		15
Heckmann Corp (a)	73,979	284		Alphatec Holdings Inc (a)	54,940		95
Metalico Inc (a)	25,796	50		AngioDynamics Inc (a)	45,488		555
				CardioNet Inc (a)	28,229		64
Met-Pro Corp	8,651	90		Chindex International Inc (a)	2,975		33
Tetra Tech Inc (a)	4,834	139
TRC Cos Inc (a)	13,640	81		CONMED Corp	71,975		2,114
US Ecology Inc	4,345	103		CryoLife Inc	37,610		241
				Cutera Inc (a)	19,781		218
		$2,043		Cynosure Inc (a)	10,264		274
Food - 1.65%				Daxor Corp	200		2
Amcon Distributing Co	191	14		Digirad Corp (a)	15,358		28
Arden Group Inc	236	22		Exactech Inc (a)	4,204		81
Boulder Brands Inc (a)	129,053	1,733		Globus Medical Inc (a)	1,663		21
Cal-Maine Foods Inc	8,411	350		Greatbatch Inc (a)	58,963		1,565
Chiquita Brands International Inc (a)	108,425	797		Hanger Inc (a)	23,402		673
Diamond Foods Inc (a)	9,240	132		ICU Medical Inc (a)	722		44
Dole Food Co Inc (a)	154,291	1,718		Integra LifeSciences Holdings Corp (a)	5,310		224
Fresh Del Monte Produce Inc	129,988	3,425		Invacare Corp	65,700		1,033
Hain Celestial Group Inc (a)	31,559	1,799		Iridex Corp (a)	470		2
Harris Teeter Supermarkets Inc	17,696	735		LeMaitre Vascular Inc	2,833		18
Ingles Markets Inc	12,585	242		Medical Action Industries Inc (a)	9,348		43
John B Sanfilippo & Son Inc	22,769	419		Merge Healthcare Inc (a)	8,655		23
Nash Finch Co	24,769	515		Merit Medical Systems Inc (a)	15,947		221
Pilgrim's Pride Corp (a)	18,551	157		Misonix Inc (a)	11,445		88
Post Holdings Inc (a)	121,432	4,614		Natus Medical Inc (a)	17,255		213
Seaboard Corp	125	338		NuVasive Inc (a)	22,602		389
Seneca Foods Corp - Class A (a)	15,434	463		Orthofix International NV (a)	2,382		91
Seneca Foods Corp - Class B (a)	39	1		Palomar Medical Technologies Inc (a)	5,405		53
Spartan Stores Inc	55,401	899		PhotoMedex Inc (a),(b)	1,296		18
SUPERVALU Inc	32,805	128		PhotoMedex Inc - Warrants (a),(b),(c)	430		—
Tootsie Roll Industries Inc	927	25		Sirona Dental Systems Inc (a)	47,150		3,134
TreeHouse Foods Inc (a)	10,033	531		Solta Medical Inc (a)	43,639		112
Village Super Market Inc	5,366	172		STERIS Corp	6,116		231
Weis Markets Inc	13,398	539		SurModics Inc (a)	7,301		176
		$19,768		Symmetry Medical Inc (a)	65,769		704
				Teleflex Inc	81,253		6,094
Forest Products & Paper - 0.77%				Urologix Inc (a)	4,996		4
Boise Inc	288,938	2,383		West Pharmaceutical Services Inc	4,939		292
Buckeye Technologies Inc	20,876	599		Wright Medical Group Inc (a)	21,689		459

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Healthcare - Products (continued)				Home Furnishings (continued)
Young Innovations Inc	1,949	$77		Kimball International Inc	54,427		$588
Zeltiq Aesthetics Inc (a)	6,433	28		La-Z-Boy Inc	25,326		397
		$20,957		Skullcandy Inc (a)	21,960		145
				Stanley Furniture Co Inc (a)	8,033		37
Healthcare - Services - 1.97%				TiVo Inc (a)	25,367		338
Addus HomeCare Corp (a)	5,746	48		Universal Electronics Inc (a)	10,883		208
Almost Family Inc	8,838	177		VOXX International Corp (a)	35,598		344
Amedisys Inc (a)	43,910	488
American Shared Hospital Services (a)	2,738	6					$7,554
Amsurg Corp (a)	57,760	1,803		Housewares - 0.02%
Assisted Living Concepts Inc	34,022	334		Lifetime Brands Inc	18,478		197
BioClinica Inc (a)	4,382	32
Capital Senior Living Corp (a)	36,480	774
Dynacq Healthcare Inc (a),(b),(c)	172	—		Insurance - 7.47%
Emeritus Corp (a)	12,710	344		Alterra Capital Holdings Ltd	54,345		1,655
				American Equity Investment Life Holding Co	349,238		4,707
Ensign Group Inc/The	15,935	455		American Independence Corp (a)	100		—
Five Star Quality Care Inc (a)	78,112	442
Future Healthcare of America (a)	63	—		American National Insurance Co	1,810		140
				American Safety Insurance Holdings Ltd (a)	35,160		703
Gentiva Health Services Inc (a)	67,950	674
				Amerisafe Inc (a)	7,515		215
Health Management Associates Inc (a)	372,550	3,889
Health Net Inc/CA (a)	1,351	37		Amtrust Financial Services Inc	24,174		803
HealthSouth Corp (a)	9,493	226		Argo Group International Holdings Ltd	75,666		2,730
Healthways Inc (a)	73,022	768		Aspen Insurance Holdings Ltd	112,876		3,851
Kindred Healthcare Inc (a)	134,389	1,449		Atlantic American Corp	7,236		24
LHC Group Inc (a)	27,310	583		Baldwin & Lyons Inc	16,942		419
				Citizens Inc/TX (a)	16,108		161
LifePoint Hospitals Inc (a)	120,898	5,284
Magellan Health Services Inc (a)	21,173	1,087		CNO Financial Group Inc	1,127,373		11,578
Medcath Corp (a),(b),(c)	31,637	43		Crawford & Co	16,662		121
Molina Healthcare Inc (a)	23,217	667		Donegal Group Inc	16,757		220
National Healthcare Corp	4,245	204		Eastern Insurance Holdings Inc	10,453		192
Select Medical Holdings Corp	36,282	353		EMC Insurance Group Inc	15,864		396
Skilled Healthcare Group Inc (a)	22,984	123		Employers Holdings Inc	27,978		596
SunLink Health Systems Inc (a)	4,000	4		Endurance Specialty Holdings Ltd	51,340		2,204
				Enstar Group Ltd (a)	3,493		430
Triple-S Management Corp (a)	37,318	674
Universal American Corp/NY	186,120	1,744		FBL Financial Group Inc	70,893		2,477
Vanguard Health Systems Inc (a)	2,723	38		Federated National Holding Co	6,341		36
				First Acceptance Corp (a)	19,254		24
WellCare Health Plans Inc (a)	17,266	876
				First American Financial Corp	152,449		3,642
		$23,626		Fortegra Financial Corp (a)	4,247		39
Holding Companies - Diversified - 0.12%				Global Indemnity PLC (a)	18,376		388
Harbinger Group Inc (a)	67,419	553		Greenlight Capital Re Ltd (a)	34,664		833
Primoris Services Corp	37,001	709		Hallmark Financial Services (a)	24,210		217
Resource America Inc	16,861	131		Hanover Insurance Group Inc/The	36,564		1,520
		$1,393		HCC Insurance Holdings Inc	137,798		5,330
				Hilltop Holdings Inc (a)	82,815		1,088
Home Builders - 0.87%				Homeowners Choice Inc	17,708		400
AMREP Corp (a)	978	10		Horace Mann Educators Corp	102,755		2,233
Beazer Homes USA Inc (a)	22,877	431		Independence Holding Co	14,456		143
Cavco Industries Inc (a)	431	22		Infinity Property & Casualty Corp	15,431		918
Hovnanian Enterprises Inc (a)	80,313	459		Investors Title Co	1,787		119
KB Home	56,987	1,087		Kansas City Life Insurance Co	2,626		102
M/I Homes Inc (a)	29,867	813		Kemper Corp	86,488		2,881
MDC Holdings Inc	58,645	2,306		Maiden Holdings Ltd	168,186		1,710
Meritage Homes Corp (a)	29,301	1,296		MBIA Inc (a)	184,866		1,592
Nobility Homes Inc (a)	110	1		Meadowbrook Insurance Group Inc	47,769		300
Orleans Homebuilders Inc (a),(b),(c)	7,702	—		MGIC Investment Corp (a)	254,053		706
Ryland Group Inc/The	79,212	3,146		Montpelier Re Holdings Ltd ADR	182,975		4,460
Skyline Corp (a)	2,373	11		National Interstate Corp	3,967		121
Standard Pacific Corp (a)	79,156	657		National Security Group Inc	369		3
Winnebago Industries Inc (a)	8,860	166		National Western Life Insurance Co	6,738		1,101
		$10,405		Navigators Group Inc/The (a)	30,232		1,640
Home Furnishings - 0.63%				OneBeacon Insurance Group Ltd	6,051		83
American Woodmark Corp (a)	5,153	143		Phoenix Cos Inc/The (a)	6,997		190
Bassett Furniture Industries Inc	18,672	260		Platinum Underwriters Holdings Ltd	61,243		2,985
Cobra Electronics Corp (a)	6,755	27		Primerica Inc	37,812		1,243
Emerson Radio Corp (a)	4,358	8		Protective Life Corp	63,455		2,008
Ethan Allen Interiors Inc	2,080	60		Radian Group Inc	287,969		1,852
Flexsteel Industries Inc	12,502	293		RLI Corp	13,999		966
Furniture Brands International Inc (a)	62,980	87		Safety Insurance Group Inc	25,601		1,229
Harman International Industries Inc	96,500	4,321		SeaBright Holdings Inc	41,921		465
				Security National Financial Corp (a)	812		10
Hooker Furniture Corp	19,739	298

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Insurance (continued)				Investment Companies (continued)
Selective Insurance Group Inc	110,833	$2,273		Steel Excel Inc (a)	16,164		$413
StanCorp Financial Group Inc	37,071	1,442		Stellus Capital Investment Corp	4,149		63
State Auto Financial Corp	39,340	599		TCP Capital Corp	3,655		54
Stewart Information Services Corp	35,492	942		TICC Capital Corp	17,079		182
Symetra Financial Corp	160,354	2,237		Triangle Capital Corp	11,281		307
Tower Group Inc	237,543	4,585					$15,417
Unico American Corp	5,796	72
United Fire Group Inc	41,406	960		Iron & Steel - 0.95%
Universal Insurance Holdings Inc	24,636	112		AK Steel Holding Corp	81,086		325
Validus Holdings Ltd	2,383	87		Carpenter Technology Corp	33,200		1,737
		$89,508		Commercial Metals Co	164,273		2,735
				Friedman Industries Inc	7,610		83
Internet - 0.87%				Metals USA Holdings Corp	20,799		374
1-800-Flowers.com Inc (a)	36,865	149		Reliance Steel & Aluminum Co	69,225		4,480
AOL Inc	68,812	2,109		Schnitzer Steel Industries Inc	42,967		1,250
AsiaInfo-Linkage Inc (a)	21,014	231		Shiloh Industries Inc	15,270		166
Blucora Inc (a)	76,470	1,136		Universal Stainless & Alloy (a)	7,119		254
BroadVision Inc (a)	2,600	22					$11,404
ePlus Inc	12,692	591
FAB Universal Corp (a)	1,255	4		Leisure Products & Services - 0.20%
Global Sources Ltd (a)	10,192	84		Aldila Inc (a)	1,259		5
Hollywood Media Corp (a)	2,661	3		Ambassadors Group Inc	2,629		13
ICG Group Inc (a)	15,453	185		Arctic Cat Inc (a)	11,028		399
Internap Network Services Corp (a)	2,501	20		Black Diamond Inc (a)	1,479		11
IntraLinks Holdings Inc (a)	58,585	379		Callaway Golf Co	171,202		1,123
Ipass Inc (a)	14,971	32		Cybex International Inc (a)	4,747		12
Kayak Software Corp (a)	612	25		Escalade Inc	1,608		9
				Johnson Outdoors Inc (a)	11,967		257
Keynote Systems Inc	4,694	73		Life Time Fitness Inc (a)	2,018		102
KIT Digital Inc (a)	9,200	4
Limelight Networks Inc (a)	28,180	67		Marine Products Corp	2,783		18
magicJack VocalTec Ltd (a)	13,893	182		WMS Industries Inc (a)	20,365		504
ModusLink Global Solutions Inc (a)	45,237	132					$2,453
Online Resources Corp (a)	41,546	158		Lodging - 0.89%
PC-Tel Inc	47	—		Ameristar Casinos Inc	13,043		346
Perficient Inc (a)	4,666	56		Boyd Gaming Corp (a)	105,371		738
QuinStreet Inc (a)	1,730	10		Choice Hotels International Inc	115,725		4,171
RealNetworks Inc (a)	47,855	367		Full House Resorts Inc (a)	9,522		31
Reis Inc (a)	12,610	184		Marcus Corp	29,046		386
Safeguard Scientifics Inc (a)	29,244	451		Monarch Casino & Resort Inc (a)	6,644		69
Shutterfly Inc (a)	9,703	321		MTR Gaming Group Inc (a)	18,997		76
Shutterstock Inc (a)	3,298	83		Orient-Express Hotels Ltd (a)	188,297		2,188
support.com Inc (a)	17,097	72		Red Lion Hotels Corp (a)	31,701		237
TechTarget Inc (a)	19,019	97		Ryman Hospitality Properties	62,090		2,481
TeleCommunication Systems Inc (a)	63,407	143					$10,723
TheStreet Inc	29,207	48
United Online Inc	214,535	1,424		Machinery - Construction & Mining - 0.25%
ValueClick Inc (a)	27,774	568		Astec Industries Inc	10,196		360
VASCO Data Security International Inc (a)	9,856	80		Hyster-Yale Materials Handling Inc	18,441		925
WebMD Health Corp (a)	18,363	304		Terex Corp (a)	52,622		1,704
Websense Inc (a)	18,489	270					$2,989
XO Group Inc (a)	33,516	322
				Machinery - Diversified - 0.71%
		$10,386		Alamo Group Inc	22,785		774
Investment Companies - 1.29%				Albany International Corp	22,213		557
Apollo Investment Corp	83,987	756		Altra Holdings Inc	7,765		186
Ares Capital Corp	411,200	7,365		Applied Industrial Technologies Inc	2,120		93
BlackRock Kelso Capital Corp	30,443	325		Briggs & Stratton Corp	108,253		2,568
Capital Southwest Corp	6,037	651		Cascade Corp	7,358		475
Fifth Street Finance Corp	43,557	473		Columbus McKinnon Corp/NY (a)	12,347		234
Gladstone Capital Corp	63,716	578		DXP Enterprises Inc (a)	5,708		325
Golub Capital BDC Inc	10,051	162		Flow International Corp (a)	24,005		91
Home Loan Servicing Solutions Ltd	11,986	261		Gencor Industries Inc (a)	2,453		18
KCAP Financial Inc	13,833	143		Hurco Cos Inc (a)	23,525		698
Main Street Capital Corp	11,628	370		Intermec Inc (a)	26,536		262
MCG Capital Corp	191,663	884		Intevac Inc (a)	9,948		42
Medallion Financial Corp	41,834	535		Kadant Inc (a)	31,223		839
New Mountain Finance Corp	12,301	184		Key Technology Inc (a)	1,200		15
PennantPark Investment Corp	27,119	303		NACCO Industries Inc	8,536		556
Prospect Capital Corp	78,962	891		Robbins & Myers Inc	9,308		542
Solar Capital Ltd	16,007	404		Tecumseh Products Co (a)	19,894		141
Solar Senior Capital Ltd	6,045	113

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Machinery - Diversified (continued)				Mining (continued)
Twin Disc Inc	3,599	$83		McEwen Mining Inc (a)	339,209		$1,062
		$8,499		Molycorp Inc (a)	3,016		22
				Noranda Aluminum Holding Corp	7,374		43
Media - 0.77%				Revett Minerals Inc (a)	16,229		37
AH Belo Corp	26,578	140		Stillwater Mining Co (a)	137,614		1,852
Beasley Broadcasting Group Inc	5,597	28		United States Lime & Minerals Inc (a)	69		3
Belo Corp	89,223	756		USEC Inc (a)	191,501		109
Cambium Learning Group Inc (a)	12,732	16		Vista Gold Corp (a)	36,970		84
Central European Media Enterprises Ltd (a)	32,860	194
Courier Corp	15,727	191					$17,436
Crown Media Holdings Inc (a)	16,583	30		Miscellaneous Manufacturing - 1.79%
Cumulus Media Inc (a)	49,658	161		Actuant Corp	211,940		6,248
Daily Journal Corp (a)	618	62		American Railcar Industries Inc	37,417		1,472
Demand Media Inc (a)	4,882	41		AO Smith Corp	38,449		2,664
Digital Generation Inc (a)	18,896	189		Barnes Group Inc	39,524		944
Dolan Co/The (a)	19,907	70		Chase Corp	4,163		78
Entercom Communications Corp (a)	21,875	173		Core Molding Technologies Inc (a)	875		6
Entravision Communications Corp	32,281	61		EnPro Industries Inc (a)	4,005		178
EW Scripps Co (a)	96,163	1,057		Federal Signal Corp (a)	100,915		811
Fisher Communications Inc	11,458	406		FreightCar America Inc	14,584		362
Gray Television Inc (a)	45,862	172		GP Strategies Corp (a)	4,353		93
Here Media Inc (a),(b),(c)	3,700	—		Koppers Holdings Inc	7,391		300
Here Media Inc - Special Shares (a),(c)	3,700	—		LSB Industries Inc (a)	5,068		210
Journal Communications Inc (a)	47,260	259		Lydall Inc (a)	31,995		489
Lee Enterprises Inc (a)	35,228	45		MFRI Inc (a)	6,107		37
LIN TV Corp (a)	27,944	298		Movado Group Inc	37,567		1,374
McClatchy Co/The (a)	112,833	330		Myers Industries Inc	73,116		1,081
Media General Inc (a)	19,401	83		NL Industries Inc	8,680		112
Meredith Corp	15,274	554		Park-Ohio Holdings Corp (a)	2,254		54
New York Times Co/The (a)	127,539	1,130		Servotronics Inc	788		7
Nexstar Broadcasting Group Inc	5,431	78		Standex International Corp	10,784		611
Outdoor Channel Holdings Inc	15,992	123		Synalloy Corp	2,162		31
Radio One Inc (a)	27,800	38		Tredegar Corp	30,368		693
Saga Communications Inc	7,449	351		Trimas Corp (a)	6,654		205
Salem Communications Corp	12,110	71		Trinity Industries Inc	85,168		3,381
Scholastic Corp	50,660	1,502					$21,441
Sinclair Broadcast Group Inc	42,634	587
Spanish Broadcasting System Inc (a)	1,921	5		Office Furnishings - 0.08%
		$9,201		HNI Corp	1,560		49
				Kewaunee Scientific Corp	3,601		45
Metal Fabrication & Hardware - 1.04%				Knoll Inc	9,277		154
AM Castle & Co (a)	41,610	701		Steelcase Inc	49,776		678
Ampco-Pittsburgh Corp	6,763	125		Virco Manufacturing Corp (a)	4,847		13
Chicago Rivet & Machine Co	1,070	22					$939
CIRCOR International Inc	6,603	274
Eastern Co/The	4,492	70		Oil & Gas - 3.06%
Kaydon Corp	11,607	288		Adams Resources & Energy Inc	2,354		84
Lawson Products Inc/DE	9,612	106		Alon USA Energy Inc	48,597		953
				Barnwell Industries Inc (a)	2,755		9
LB Foster Co	10,118	438		Bill Barrett Corp (a)	96,413		1,540
Mueller Industries Inc	19,312	1,031		Black Ridge Oil and Gas Inc (a)	6,777		5
Mueller Water Products Inc - Class A	170,059	1,005		Bonanza Creek Energy Inc (a)	5,352		165
NN Inc (a)	15,583	144
Northwest Pipe Co (a)	17,278	426		BPZ Resources Inc (a)	81,678		257
				Callon Petroleum Co (a)	35,421		182
Olympic Steel Inc	29,017	609		Carrizo Oil & Gas Inc (a)	3,481		75
Rexnord Corp (a)	9,235	185
RTI International Metals Inc (a)	58,005	1,647		Clayton Williams Energy Inc (a)	3,403		136
				Comstock Resources Inc (a)	102,458		1,495
Valmont Industries Inc	28,755	4,190		Contango Oil & Gas Co	670		29
Worthington Industries Inc	41,486	1,140		Crimson Exploration Inc (a)	40,630		124
		$12,401		CVR Energy Inc	3,380		199
Mining - 1.46%				Delek US Holdings Inc	46,925		1,595
AMCOL International Corp	926	27		Double Eagle Petroleum Co (a)	684		4
Century Aluminum Co (a)	216,702	1,867		Energy XXI Bermuda Ltd	8,955		280
Charles & Colvard Ltd (a)	8,589	33		EPL Oil & Gas Inc (a)	61,419		1,502
Coeur d'Alene Mines Corp (a)	143,329	3,110		Forest Oil Corp (a)	71,961		501
Globe Specialty Metals Inc	228,054	3,457		Gastar Exploration Ltd (a)	368		—
Golden Minerals Co (a)	2,598	9		GMX Resources Inc (a)	160		1
Golden Star Resources Ltd (a)	146,211	232		Gulfport Energy Corp (a)	15,420		636
Hecla Mining Co	200,128	1,051		Harvest Natural Resources Inc (a)	59,132		549
Horsehead Holding Corp (a)	63,941	637		Hercules Offshore Inc (a)	360,109		2,370
Kaiser Aluminum Corp	51,907	3,227		HKN Inc (a)	223		18
Materion Corp	21,350	574		Magnum Hunter Resources Corp (a)	127,897		517

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Oil & Gas (continued)				Pharmaceuticals (continued)
McMoRan Exploration Co (a)	54,636	$864		Synageva BioPharma Corp (a)	138		$6
Miller Energy Resources Inc (a)	23,075	93		Targacept Inc (a)	8,359		38
Oasis Petroleum Inc (a)	182,850	6,561		Theragenics Corp (a)	34,889		54
Parker Drilling Co (a)	301,819	1,696		Threshold Pharmaceuticals Inc (a)	31,579		146
PDC Energy Inc (a)	56,549	2,094		USANA Health Sciences Inc (a)	7,248		257
Penn Virginia Corp	148,412	637		ViroPharma Inc (a)	84,477		2,252
Precision Drilling Corp	283,375	2,593					$5,881
Quicksilver Resources Inc (a)	64,267	176
Resolute Energy Corp (a)	20,148	171		Pipelines - 0.15%
Rex Energy Corp (a)	15,644	205		Crosstex Energy Inc	2,193		37
Stone Energy Corp (a)	34,953	786		SemGroup Corp (a)	40,823		1,762
Swift Energy Co (a)	57,200	862					$1,799
Triangle Petroleum Corp (a)	15,448	97		Private Equity - 0.12%
Unit Corp (a)	18,153	874		American Capital Ltd (a)	47,221		631
Vantage Drilling Co (a)	79,962	150		Fidus Investment Corp	7,578		136
W&T Offshore Inc	20,835	366		Gladstone Investment Corp	37,302		279
Warren Resources Inc (a)	79,966	242		Harris & Harris Group Inc (a)	29,657		112
Western Refining Inc	149,217	5,019		Hercules Technology Growth Capital Inc	19,140		234
		$36,712					$1,392
Oil & Gas Services - 2.23%				Publicly Traded Investment Fund - 0.01%
Basic Energy Services Inc (a)	27,534	356		THL Credit Inc	9,584		143
Bolt Technology Corp	5,928	88
C&J Energy Services Inc (a)	12,889	295
Cal Dive International Inc (a)	100,215	190		Real Estate - 0.24%
Dawson Geophysical Co (a)	19,547	523		Alexander & Baldwin Inc (a)	61,794		2,076
Exterran Holdings Inc (a)	152,410	3,542		AV Homes Inc (a)	11,891		177
Forbes Energy Services Ltd (a)	9,675	23		California Coastal Communities Inc (a),(b),(c)	9,672		—
Gulf Island Fabrication Inc	24,474	569		Forestar Group Inc (a)	14,696		280
Helix Energy Solutions Group Inc (a)	263,225	6,244		HFF Inc	3,058		53
Hornbeck Offshore Services Inc (a)	68,231	2,511		Kennedy-Wilson Holdings Inc	15,629		234
Key Energy Services Inc (a)	79,611	647		Stratus Properties Inc (a)	2,638		28
Matrix Service Co (a)	13,220	189		Thomas Properties Group Inc	2,331		12
Mitcham Industries Inc (a)	13,578	201		Transcontinental Realty Investors Inc (a)	100		1
Natural Gas Services Group Inc (a)	25,133	458		Trinity Place Holdings Inc (a),(c)	465		2
Newpark Resources Inc (a)	130,775	1,127					$2,863
Oil States International Inc (a)	66,682	5,173
Pioneer Energy Services Corp (a)	106,434	807		REITS - 5.61%
				AG Mortgage Investment Trust Inc	19,120		486
SEACOR Holdings Inc	28,606	2,602		Agree Realty Corp	7,274		206
Tesco Corp (a)	23,898	289
Tetra Technologies Inc (a)	74,562	634		American Assets Trust Inc	27,718		801
Willbros Group Inc (a)	37,374	244		American Capital Mortgage Investment Corp	21,207		553
				Anworth Mortgage Asset Corp	114,186		715
		$26,712		Apollo Commercial Real Estate Finance Inc	10,889		190
Packaging & Containers - 1.02%				Apollo Residential Mortgage Inc	17,240		390
AEP Industries Inc (a)	2,520	162		ARMOUR Residential REIT Inc	229,742		1,650
Graphic Packaging Holding Co (a)	261,024	1,830		Ashford Hospitality Trust Inc	105,192		1,219
Mod-Pac Corp (a)	2,208	16		Associated Estates Realty Corp	151,607		2,449
Packaging Corp of America	125,118	4,808		Campus Crest Communities Inc	26,210		317
Silgan Holdings Inc	125,475	5,383		CapLease Inc	24,205		140
UFP Technologies Inc (a)	3,499	66		Capstead Mortgage Corp	87,327		1,081
		$12,265		Chatham Lodging Trust	8,859		140
				Chesapeake Lodging Trust	18,416		393
Pharmaceuticals - 0.49%				Colonial Properties Trust	56,747		1,243
Anika Therapeutics Inc (a)	13,024	138		Colony Financial Inc	24,504		527
BioScrip Inc (a)	12,865	144		Cousins Properties Inc	87,362		778
Cumberland Pharmaceuticals Inc (a)	3,379	14		CreXus Investment Corp	31,145		414
Cytori Therapeutics Inc (a)	8,245	23		CubeSmart	86,491		1,319
Derma Sciences Inc (a)	6,993	86		CYS Investments Inc	106,085		1,379
Hi-Tech Pharmacal Co Inc	4,187	153		DCT Industrial Trust Inc	114,856		811
Infinity Pharmaceuticals Inc (a)	186	6		DiamondRock Hospitality Co	93,541		853
Lannett Co Inc (a)	24,965	149		DuPont Fabros Technology Inc	11,750		278
Myrexis Inc (a)	17,214	51		Dynex Capital Inc	69,259		700
Natural Alternatives International Inc (a)	1,459	8		EastGroup Properties Inc	1,142		64
Natural Grocers by Vitamin Cottage Inc (a)	2,688	55		Education Realty Trust Inc	52,560		565
Nature's Sunshine Products Inc	2,809	41		EPR Properties	29,826		1,397
Nektar Therapeutics (a)	21,163	181		Equity One Inc	39,997		905
Nutraceutical International Corp	10,277	181		Excel Trust Inc	198,942		2,503
Omega Protein Corp (a)	85,947	594		FelCor Lodging Trust Inc (a)	92,430		497
Pharmacyclics Inc (a)	2,450	170		First Industrial Realty Trust Inc	78,570		1,231
PharMerica Corp (a)	75,346	1,091		First Potomac Realty Trust	56,280		771
Sucampo Pharmaceuticals Inc (a)	8,302	43		Franklin Street Properties Corp	54,098		703

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
REITS (continued)				Retail (continued)
Getty Realty Corp	15,576	$294		Christopher & Banks Corp (a)	18,860	$117
Glimcher Realty Trust	30,770	342		Chuy's Holdings Inc (a)	1,135	32
Government Properties Income Trust	19,998	497		Citi Trends Inc (a)	7,098	92
Healthcare Realty Trust Inc	47,775	1,217		Coast Distribution System/The (a)	2,597	5
Hersha Hospitality Trust	506,826	2,676		Conn's Inc (a)	58,220	1,655
Highwoods Properties Inc	130,817	4,709		Cracker Barrel Old Country Store Inc	2,922	189
Hudson Pacific Properties Inc	16,666	357		Del Frisco's Restaurant Group Inc (a)	986	16
Inland Real Estate Corp	64,867	589		dELiA*s Inc (a)	4,590	5
Invesco Mortgage Capital Inc	89,552	1,943		Denny's Corp (a)	13,182	67
Investors Real Estate Trust	88,346	827		Destination Maternity Corp	4,765	109
iStar Financial Inc (a)	109,489	1,061		Dillard's Inc	34,911	2,947
Kite Realty Group Trust	71,520	433		DSW Inc	45,125	3,020
LaSalle Hotel Properties	120,457	3,288		Ezcorp Inc (a)	9,516	211
Lexington Realty Trust	59,643	656		Fiesta Restaurant Group Inc (a)	1,017	18
LTC Properties Inc	8,595	320		Fifth & Pacific Cos Inc (a)	37,195	562
Medical Properties Trust Inc	70,057	943		Finish Line Inc/The	24,322	453
Monmouth Real Estate Investment Corp	14,171	154		First Cash Financial Services Inc (a)	93,551	4,987
NorthStar Realty Finance Corp	179,873	1,403		Five Below Inc (a)	3,448	128
One Liberty Properties Inc	14,650	323		Fred's Inc	104,215	1,377
Parkway Properties Inc/Md	13,880	220		Frisch's Restaurants Inc	5,985	109
Pebblebrook Hotel Trust	22,017	548		Gaiam Inc (a)	15,945	52
Pennsylvania Real Estate Investment Trust	63,126	1,164		GNC Holdings Inc	69,925	2,513
PennyMac Mortgage Investment Trust	31,344	834		Group 1 Automotive Inc	113,918	7,717
Potlatch Corp	6,956	302		Hastings Entertainment Inc/United States	1,165	3
PS Business Parks Inc	2,004	143		Haverty Furniture Cos Inc	38,337	690
RAIT Financial Trust	50,009	345		hhgregg Inc (a)	9,677	82
Ramco-Gershenson Properties Trust	51,063	772		Hot Topic Inc	25,576	284
Realty Income Corp	27,153	1,186		Jack in the Box Inc (a)	51,484	1,495
Redwood Trust Inc	64,811	1,238		Jos A Bank Clothiers Inc (a)	1,256	51
Resource Capital Corp	99,904	622		Kirkland's Inc (a)	8,648	100
Retail Opportunity Investments Corp	32,462	424		Krispy Kreme Doughnuts Inc (a)	25,084	326
RLJ Lodging Trust	69,725	1,458		Lazare Kaplan International Inc (a),(c)	8,585	11
Rouse Properties Inc	8,024	147		Lithia Motors Inc	83,266	3,602
Sabra Health Care REIT Inc	17,229	432		Luby's Inc (a)	41,122	281
Select Income REIT	7,371	186		MarineMax Inc (a)	30,479	356
Sovran Self Storage Inc	1,621	106		Men's Wearhouse Inc	22,395	680
Spirit Realty Capital Inc	18,083	352		New York & Co Inc (a)	8,783	34
STAG Industrial Inc	14,471	285		Office Depot Inc (a)	232,807	1,007
Starwood Property Trust Inc	69,988	1,794		OfficeMax Inc	141,295	1,523
Strategic Hotels & Resorts Inc (a)	39,063	286		Pacific Sunwear of California Inc (a)	78,043	155
Summit Hotel Properties Inc	15,442	142		Pantry Inc/The (a)	66,317	829
Sunstone Hotel Investors Inc (a)	74,375	860		PC Connection Inc	64,114	792
Two Harbors Investment Corp	193,375	2,401		PCM Inc (a)	20,611	137
UMH Properties Inc	7,208	75		Penske Automotive Group Inc	88,066	2,898
Universal Health Realty Income Trust	2,867	158		Pep Boys-Manny Moe & Jack/The (a)	120,012	1,336
Urstadt Biddle Properties Inc	3,757	76		Perfumania Holdings Inc (a)	3,407	22
Washington Real Estate Investment Trust	16,440	468		RadioShack Corp	9,591	32
Western Asset Mortgage Capital Corp	6,772	147		Red Robin Gourmet Burgers Inc (a)	5,174	191
Whitestone REIT	8,818	125		Regis Corp	161,253	2,862
Winthrop Realty Trust	18,572	222		Rite Aid Corp (a)	482,770	772
		$67,218		Ruby Tuesday Inc (a)	170,268	1,282
				Rush Enterprises Inc - Class A (a)	73,709	1,745
Retail - 5.53%				Rush Enterprises Inc - Class B (a)	11,863	232
ALCO Stores Inc (a)	5,911	48		Saks Inc (a)	62,719	678
Asbury Automotive Group Inc (a)	2,023	72
Barnes & Noble Inc (a)	89,728	1,197		Shoe Carnival Inc	28,598	585
				Sonic Automotive Inc	28,549	693
bebe stores inc	10,376	43		Sonic Corp (a)	22,019	245
Big 5 Sporting Goods Corp	13,280	184		Sport Chalet Inc - Class A (a)	5,105	9
Biglari Holdings Inc (a)	2,460	908		Sport Chalet Inc - Class B (a)	717	1
Bloomin' Brands Inc (a)	3,126	58
				Stage Stores Inc	82,746	1,890
Bob Evans Farms Inc	45,958	2,035		Stein Mart Inc	24,335	206
Bon-Ton Stores Inc/The	19,566	245		Steinway Musical Instruments Inc (a)	16,434	366
Books-A-Million Inc (a)	13,331	33		Susser Holdings Corp (a)	4,089	171
Brown Shoe Co Inc	80,085	1,381		Systemax Inc	16,193	159
Build-A-Bear Workshop Inc (a)	27,481	113
Cabela's Inc (a)	5,292	274		Trans World Entertainment Corp	549	2
				Tuesday Morning Corp (a)	46,848	394
Cache Inc (a)	17,640	44
				Wendy's Co/The	363,324	1,867
Cash America International Inc	7,098	340		West Marine Inc (a)	43,254	518
Casual Male Retail Group Inc (a)	30,678	141		Wet Seal Inc/The (a)	58,843	165
CEC Entertainment Inc	6,030	199
Children's Place Retail Stores Inc/The (a)	11,585	578

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Retail (continued)				Savings & Loans (continued)
Zale Corp (a)	54,558	$268		United Financial Bancorp Inc	23,317	$349
		$66,301		Washington Federal Inc	101,724	1,789
				Waterstone Financial Inc (a)	8,611	64
Savings & Loans - 1.53%				Wayne Savings Bancshares Inc	1,380	14
Ameriana Bancorp	2,687	22		Westfield Financial Inc	23,009	173
Astoria Financial Corp	176,143	1,715		WSB Holdings Inc (a)	4,266	26
Atlantic Coast Financial Corp (a)	210	1
B of I Holding Inc (a)	20,394	651		WSFS Financial Corp	5,306	241
Bank Mutual Corp	34,541	177				$18,376
BankFinancial Corp	24,453	185		Semiconductors - 3.60%
BBX Capital Corp (a)	6,468	50		Aeroflex Holding Corp (a)	12,594	88
BCSB Bancorp Inc (a)	327	5		Aetrium Inc (a)	352	—
Berkshire Hills Bancorp Inc	49,566	1,200		Alpha & Omega Semiconductor Ltd (a)	27,321	222
Brookline Bancorp Inc	85,176	750		Ambarella Inc (a)	2,521	25
Camco Financial Corp (a)	7,465	21		Amkor Technology Inc (a)	210,903	976
Cape Bancorp Inc	3,780	34		Amtech Systems Inc (a)	1,822	7
Capitol Federal Financial Inc	27,327	321		ANADIGICS Inc (a)	14,843	38
CFS Bancorp Inc	11,190	83		Applied Micro Circuits Corp (a)	23,659	203
Chicopee Bancorp Inc	461	7		ATMI Inc (a)	22,420	458
Citizens Community Bancorp Inc/WI (a)	2,250	14		Axcelis Technologies Inc (a)	53,015	72
Dime Community Bancshares Inc	47,825	661		AXT Inc (a)	90,406	251
Eagle Bancorp Montana Inc	111	1		Brooks Automation Inc	30,707	287
ESB Financial Corp	6,614	92		Cascade Microtech Inc (a)	17,404	130
ESSA Bancorp Inc	9,408	104		Ceva Inc (a)	3,600	55
First Defiance Financial Corp	16,293	334		Cirrus Logic Inc (a)	4,660	132
First Federal Bancshares of Arkansas Inc (a)	356	4		Cohu Inc	48,480	508
First Financial Holdings Inc	53,111	804		Diodes Inc (a)	13,478	257
First Financial Northwest Inc (a)	11,828	96		DSP Group Inc (a)	41,016	269
First Pactrust Bancorp Inc	13,252	155		Emcore Corp (a)	1,615	10
Flagstar Bancorp Inc (a)	231	4		Emulex Corp (a)	108,707	830
Flushing Financial Corp	55,041	873		Entegris Inc (a)	77,088	761
Fox Chase Bancorp Inc	11,115	191		Entropic Communications Inc (a)	84,613	443
Hampden Bancorp Inc	695	12		Exar Corp (a)	44,620	468
Heritage Financial Group Inc	1,494	21		Fairchild Semiconductor International Inc (a)	90,659	1,339
HF Financial Corp	8,101	104		First Solar Inc (a)	65,560	1,848
Hingham Institution for Savings	743	52		FormFactor Inc (a)	106,507	533
HMN Financial Inc (a)	2,080	12		GigOptix Inc (a)	4,322	6
Home Bancorp Inc (a)	7,750	148		GSI Technology Inc (a)	16,946	112
Home Federal Bancorp Inc/ID	10,981	141		GT Advanced Technologies Inc (a)	43,676	138
HomeStreet Inc (a)	11,784	297		Hittite Microwave Corp (a)	27,150	1,667
HomeTrust Bancshares Inc (a)	13,470	195		Ikanos Communications Inc (a)	9,018	16
HopFed Bancorp Inc	3,929	37		Integrated Device Technology Inc (a)	74,560	539
Investors Bancorp Inc	13,340	235		Integrated Silicon Solution Inc (a)	84,954	796
LSB Financial Corp/IN	514	11		International Rectifier Corp (a)	79,688	1,553
Magyar Bancorp Inc (a)	400	2		Intersil Corp	149,755	1,296
Mayflower Bancorp Inc	100	1		IXYS Corp	15,638	151
Meta Financial Group Inc	3,224	75		Lattice Semiconductor Corp (a)	74,263	331
MutualFirst Financial Inc	2,937	38		MEMC Electronic Materials Inc (a)	184,699	768
NASB Financial Inc (a)	2,671	61		Microsemi Corp (a)	219,350	4,589
Naugatuck Valley Financial Corp	279	2		MIPS Technologies Inc (a)	6,972	55
New Hampshire Thrift Bancshares Inc	896	12		MKS Instruments Inc	148,076	4,116
Northeast Community Bancorp Inc	2,697	15		Nanometrics Inc (a)	9,680	151
Northwest Bancshares Inc	118,468	1,445		OmniVision Technologies Inc (a)	116,376	1,789
Ocean Shore Holding Co	1,236	19		Pericom Semiconductor Corp (a)	41,520	293
OceanFirst Financial Corp	9,147	130		Photronics Inc (a)	180,215	1,079
Oritani Financial Corp	23,706	359		PLX Technology Inc (a)	16,850	79
Pacific Premier Bancorp Inc (a)	7,200	83		QLogic Corp (a)	30,334	350
Provident Financial Holdings Inc	16,165	269		Rambus Inc (a)	84,432	461
Provident Financial Services Inc	149,399	2,215		Richardson Electronics Ltd/United States	45,500	551
Provident New York Bancorp	59,716	533		Rovi Corp (a)	3,027	52
Pulaski Financial Corp	3,491	34		Rubicon Technology Inc (a)	13,306	89
Riverview Bancorp Inc (a)	11,395	26		Rudolph Technologies Inc (a)	14,217	192
Rockville Financial Inc	11,831	152		Semtech Corp (a)	122,700	3,701
SI Financial Group Inc	831	10		Sigma Designs Inc (a)	52,200	279
Simplicity Bancorp Inc	2,832	41		Silicon Image Inc (a)	52,420	254
Teche Holding Co	1,018	40		Skyworks Solutions Inc (a)	169,850	4,066
Territorial Bancorp Inc	7,018	161		Supertex Inc	23,704	453
TF Financial Corp	1,827	44		Tessera Technologies Inc	58,805	1,032
TierOne Corp (a),(b),(c)	2,447	—		TriQuint Semiconductor Inc (a)	266,054	1,397
Timberland Bancorp Inc/WA	7,281	59		Ultra Clean Holdings (a)	24,568	138
United Community Financial Corp/OH (a)	23,899	74

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value(000	's)	COMMON STOCKS (continued)	Shares Held	Value	(000	's)
Semiconductors (continued)				Telecommunications (continued)
Veeco Instruments Inc (a)	11,905	$374		Leap Wireless International Inc (a)	53,731		$311
		$43,123		Loral Space & Communications Inc	5,976		351
				NeoPhotonics Corp (a)	1,584		9
Software - 2.06%				Netgear Inc (a)	16,578		583
Accelrys Inc (a)	22,573	213
ACI Worldwide Inc (a)	36,600	1,740		Neutral Tandem Inc	20,299		57
				NII Holdings Inc (a)	15,961		112
Actuate Corp (a)	1,934	11		Novatel Wireless Inc (a)	17,353		33
Acxiom Corp (a)	53,236	944		Oclaro Inc (a)	15,101		24
Allscripts Healthcare Solutions Inc (a)	3,710	41		Oplink Communications Inc (a)	32,541		548
Aspen Technology Inc (a)	3,334	102
Audience Inc (a)	3,198	39		Optical Cable Corp	8,872		37
				Orbcomm Inc (a)	68,844		291
Avid Technology Inc (a)	62,971	466		Performance Technologies Inc (a)	11,588		11
Bottomline Technologies de Inc (a)	9,013	262
Broadridge Financial Solutions Inc	183,000	4,313		Plantronics Inc	11,651		479
Bsquare Corp (a)	81	—		Preformed Line Products Co	2,418		163
				Premiere Global Services Inc (a)	33,783		316
Concurrent Computer Corp	2,188	14		Primus Telecommunications Group Inc	1,075		11
CSG Systems International Inc (a)	17,602	332		Relm Wireless Corp (a)	1,332		2
Digi International Inc (a)	48,288	474
Digital River Inc (a)	46,743	679		RF Industries Ltd	300		2
				RF Micro Devices Inc (a)	145,586		728
Ebix Inc	4,491	73		Shenandoah Telecommunications Co	11,195		164
Eloqua Inc (a)	1,593	37		Sonus Networks Inc (a)	70,253		159
EPIQ Systems Inc	45,672	564		Sycamore Networks Inc	48,610		112
Greenway Medical Technologies (a)	1,087	16		Symmetricom Inc (a)	66,403		358
GSE Systems Inc (a)	3,462	7		Telenav Inc (a)	11,627		92
ManTech International Corp/VA	25,300	624		Tellabs Inc	573,972		1,308
Market Leader Inc (a)	2,508	19
MedAssets Inc (a)	35,488	693		Telular Corp	14,375		159
Official Payments Holdings Inc (a)	7,785	48		Tessco Technologies Inc	3,863		87
				UniTek Global Services Inc (a)	1,298		5
Omnicell Inc (a)	11,923	188
Pervasive Software Inc (a)	17,972	164		USA Mobility Inc	44,691		517
				UTStarcom Holdings Corp (a)	21,718		21
Progress Software Corp (a)	25,526	599		Vonage Holdings Corp (a)	106,444		277
Rosetta Stone Inc (a)	3,443	45		Westell Technologies Inc (a)	68,739		126
Sapiens International Corp NV	8,655	43		WPCS International Inc (a)	2,259		1
Schawk Inc	8,664	111					$20,149
Seachange International Inc (a)	48,673	543
SoundBite Communications Inc	1,020	3		Textiles - 0.21%
SS&C Technologies Holdings Inc (a)	152,844	3,459		Culp Inc	6,909		121
SYNNEX Corp (a)	90,240	3,245		Dixie Group Inc/The (a)	11,461		49
Verint Systems Inc (a)	135,575	4,583		G&K Services Inc	31,351		1,255
		$24,694		UniFirst Corp/MA	12,900		1,054
Storage & Warehousing - 0.18%							$2,479
Mobile Mini Inc (a)	85,247	2,046		Toys, Games & Hobbies - 0.05%
Wesco Aircraft Holdings Inc (a)	8,401	116		Jakks Pacific Inc	35,605		465
		$2,162		LeapFrog Enterprises Inc (a)	21,160		191
Telecommunications - 1.68%							$656
Anaren Inc (a)	11,579	226		Transportation - 1.68%
Anixter International Inc	8,035	540		Air Transport Services Group Inc (a)	49,014		228
Arris Group Inc (a)	113,893	1,881		Arkansas Best Corp	35,358		372
Aviat Networks Inc (a)	95,820	360		Atlas Air Worldwide Holdings Inc (a)	148,734		6,706
Black Box Corp	48,892	1,146		Baltic Trading Ltd	7,329		24
Calix Inc (a)	16,389	133		Bristow Group Inc	82,091		4,677
Cbeyond Inc (a)	16,169	142		CAI International Inc (a)	16,238		407
Ciena Corp (a)	10,023	157		Covenant Transportation Group Inc (a)	11,049		70
Cincinnati Bell Inc (a)	101,782	483		DHT Holdings Inc (b)	10,525		48
Clearfield Inc (a)	543	3		Eagle Bulk Shipping Inc (a)	25,870		53
Communications Systems Inc	8,832	98		Excel Maritime Carriers Ltd (a)	102,782		56
Comtech Telecommunications Corp	65,280	1,730		Frozen Food Express Industries Inc (a)	18,708		21
Consolidated Communications Holdings Inc	8,939	154		GasLog Ltd	8,943		114
DigitalGlobe Inc (a)	9,470	265		Genco Shipping & Trading Ltd (a)	43,524		145
EarthLink Inc	294,899	2,005		Gulfmark Offshore Inc	46,167		1,605
EchoStar Corp (a)	3,869	141		Heartland Express Inc	6,920		96
Finisar Corp (a)	54,271	841		International Shipholding Corp	11,634		222
General Communication Inc (a)	4,292	37		Marten Transport Ltd	37,066		755
GeoEye Inc (a)	13,444	482		Matson Inc	54,399		1,491
Globecomm Systems Inc (a)	20,550	254		Nordic American Tankers Ltd	49,869		431
Harmonic Inc (a)	107,589	563		Overseas Shipholding Group Inc (a)	34,268		34
Hawaiian Telcom Holdco Inc (a)	7,803	157		Pacer International Inc (a)	3,684		15
ID Systems Inc (a)	1,586	9		PAM Transportation Services Inc	10,768		102
IDT Corp - Class B	3,004	30		Patriot Transportation Holding Inc (a)	661		17
Iridium Communications Inc (a)	122,482	858		PHI Inc (a)	18,543		614

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

			Portfolio Summary (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	Sector	Percent
			Financial	34.07%
Transportation (continued)			Consumer, Non-cyclical	14.45%
Providence and Worcester Railroad Co	4,798	$77	Industrial	14.40%
Roadrunner Transportation Systems Inc (a)	4,313	87	Consumer, Cyclical	12.92%
Saia Inc (a)	32,758	850	Technology	6.92%
Scorpio Tankers Inc (a)	20,432	172	Energy	5.99%
Ship Finance International Ltd	20,303	342	Basic Materials	4.79%
Teekay Tankers Ltd	47,640	136	Communications	3.37%
USA Truck Inc (a)	8,609	43	Utilities	2.54%
Werner Enterprises Inc	3,917	92	Diversified	0.12%
		$20,102	Other Assets in Excess of Liabilities, Net	0.43%
Trucking & Leasing - 0.79%			TOTAL NET ASSETS	100.00%
Amerco Inc	17,826	2,397
GATX Corp	85,862	4,065
Greenbrier Cos Inc (a)	55,962	1,115
TAL International Group Inc	35,785	1,500
Textainer Group Holdings Ltd	6,490	269
Willis Lease Finance Corp (a)	8,412	124
		$9,470
Water - 0.08%
American States Water Co	6,117	309
California Water Service Group	7,587	148
Consolidated Water Co Ltd	9,507	85
PICO Holdings Inc (a)	11,701	246
SJW Corp	5,964	162
		$950
TOTAL COMMON STOCKS		$1,126,322
	Maturity
REPURCHASE AGREEMENTS - 5.57%	Amount (000's)	Value (000's)

Banks - 5.57%
Investment in Joint Trading Account; Credit	$14,631	$14,631
Suisse Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $14,923,791; 0.00%; dated
05/15/15 - 02/15/38)
Investment in Joint Trading Account; Deutsche	10,242	10,242
Bank Repurchase Agreement; 0.16% dated
1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $10,446,654; 0.00% - 6.75%;
dated 02/01/13 - 11/23/35)
Investment in Joint Trading Account; JP	15,363	15,363
Morgan Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $15,669,981; 0.00% - 10.35%;
dated 02/03/13 - 09/15/39)
Investment in Joint Trading Account; Merrill	26,530	26,530
Lynch Repurchase Agreement; 0.13%
dated 1/31/2013 maturing 2/1/2013
(collateralized by US Government
Securities; $27,060,861; 0.00% - 6.25%;
dated 07/15/13 - 01/15/38)
		$66,766
TOTAL REPURCHASE AGREEMENTS		$66,766
Total Investments		$1,193,088
Other Assets in Excess of Liabilities, Net - 0.43%		$5,165
TOTAL NET ASSETS - 100.00%		$1,198,253

(a) Non-Income Producing Security
(b) Security is Illiquid
(c)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $70 or 0.01% of net assets.

See accompanying notes

Schedule of Investments
SmallCap Value Fund II
January 31, 2013 (unaudited)

Futures Contracts

	Long/Short	Contracts	Notional Value	Fair Value	Unrealized Appreciation/(Depreciation)
Type
Russell 2000 Mini; March 2013	Long	776	$66,894	$70,003	$3,109
Total					$3,109
All dollar amounts are shown in thousands (000's)

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2013 (unaudited)

	Principal				Principal
BONDS- 0.24%	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
U.S. Municipals - 0.24%				California (continued)
Oglala Sioux Tribe				City of Vernon CA Electric System Revenue
5.00%, 10/01/2022(a)	$650	$646		5.13%, 08/01/2021	$1,000		$1,136
				Foothill-Eastern Transportation Corridor
TOTAL BONDS		$646		Agency (credit support from NATL-RE)
	Principal			0.00%, 01/15/2018(c)	2,000		1,518
MUNICIPAL BONDS - 103.04%	Amount (000's)	Value(000	's)	Lancaster Redevelopment Agency
				6.50%, 08/01/2029	580		659
Alabama - 2.08%				Los Angeles Department of Water & Power
Auburn University				5.25%, 07/01/2038	1,000		1,149
5.00%, 06/01/2038	$1,500	$1,706		Los Angeles Harbor Department
Birmingham Airport Authority (credit support				5.00%, 08/01/2031	1,240		1,436
from AGM)				Los Angeles Unified School District/CA
5.25%, 07/01/2030	1,000	1,127		5.00%, 07/01/2029	1,000		1,156
Courtland Industrial Development Board				Metropolitan Water District of Southern
5.20%, 06/01/2025	1,250	1,290		California
Phenix City Industrial Development Board				5.00%, 07/01/2029	1,150		1,364
4.13%, 05/15/2035	700	687		Morongo Band of Mission Indians/The
Selma Industrial Development Board				6.50%, 03/01/2028(d)	500		549
6.25%, 11/01/2033	700	810		Poway Unified School District
		$5,620		0.00%, 08/01/2023(c)	1,250		879
Alaska - 1.16%				Richmond Joint Powers Financing Authority
Borough of Matanuska-Susitna AK (credit				6.25%, 07/01/2024	1,000		1,178
support from ASSURED GTY)				San Diego Unified School District/CA
5.50%, 09/01/2023	1,500	1,828		0.00%, 07/01/2032(c)	5,000		2,197
City of Anchorage AK Electric				San Francisco City & County Airports Comm-
Revenue (credit support from NATL-RE)				San Francisco International Airport
6.50%, 12/01/2013	1,235	1,296		5.00%, 05/01/2040	1,000		1,109
		$3,124		Southern California Public Power Authority
				5.25%, 07/01/2028	1,000		1,208
Arizona - 2.94%				State of California
Arizona Department of Transportation State				5.00%, 09/01/2042	2,000		2,277
Highway Fund Revenue				5.25%, 07/01/2021	1,000		1,226
5.00%, 07/01/2026	1,500	1,762		5.25%, 11/01/2025	2,000		2,070
Arizona State University (credit support from				University of California
AMBAC)				5.50%, 05/15/2027	1,375		1,587
5.25%, 09/01/2024	1,090	1,165		5.75%, 05/15/2023	930		1,147
Maricopa County Pollution Control Corp				5.75%, 05/15/2025	1,380		1,693
6.00%, 05/01/2029	500	528					$49,076
Navajo County Pollution Control Corp
5.75%, 06/01/2034	1,000	1,117		Colorado - 2.29%
Phoenix Civic Improvement Corp				City of Colorado Springs CO (credit support
5.00%, 07/01/2034	1,000	1,167		from AGM)
Pima County Industrial Development				5.25%, 12/15/2022	3,000		3,724
Authority				Platte River Power Authority
6.25%, 06/01/2026	160	163		5.00%, 06/01/2026	1,135		1,343
6.55%, 12/01/2037	300	314		Regional Transportation District
Salt River Project Agricultural Improvement &				6.00%, 01/15/2041	450		525
Power District				6.50%, 01/15/2030	500		606
5.00%, 01/01/2039	1,500	1,729					$6,198
		$7,945		Connecticut - 0.44%
California - 18.10%				State of Connecticut (credit support from
Abag Finance Authority for Nonprofit Corps				ACA)
5.00%, 07/01/2047	2,500	2,686		6.60%, 07/01/2024	1,200		1,204
Bay Area Toll Authority
5.00%, 04/01/2034	2,500	2,871		District of Columbia - 2.62%
California Educational Facilities Authority				District of Columbia
5.00%, 01/01/2038(b)	1,621	1,771		5.00%, 12/01/2023	1,785		2,158
5.00%, 10/01/2038(b)	2,700	3,131		5.00%, 12/01/2024	715		864
5.00%, 01/01/2039(b)	8,154	9,159		6.38%, 10/01/2034	1,000		1,170
California Statewide Communities				District of Columbia Water & Sewer
Development Authority				Authority (credit support from AGM)
6.25%, 11/15/2019	500	566		5.50%, 10/01/2017	500		605
6.63%, 11/15/2024	500	572		District of Columbia Water & Sewer
California Statewide Communities				Authority (credit support from AGM-CR
Development Authority (credit support from				NATL-RE-FGIC)
FHA INS)				5.50%, 10/01/2041	2,000		2,288
6.63%, 08/01/2029	890	1,092					$7,085
City of Los Angeles Department of Airports
5.00%, 05/15/2035	1,500	1,690

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Florida - 2.46%				Illinois (continued)
County of Miami-Dade FL Aviation				Village of Bartlett IL
Revenue (credit support from ASSURED				5.60%, 01/01/2023	$300		$291
GTY)				Village of Bolingbrook IL
5.25%, 10/01/2033	$2,000	$2,170		6.25%, 01/01/2024(e)	500		353
Escambia County Health Facilities				Village of Gilberts IL
Authority (credit support from AMBAC)				0.00%, 03/01/2016(c)	500		175
5.95%, 07/01/2020	65	68		Village of Pingree Grove IL Special Service
Florida Housing Finance Corporation (credit				Area No 7
support from AMBAC FHA 542 (C))				6.00%, 03/01/2036	89		90
6.50%, 07/01/2036	900	907					$21,778
Miami-Dade County Educational Facilities
Authority (credit support from BHAC-CR)				Indiana - 2.20%
5.50%, 04/01/2038	1,000	1,106		City of Rockport IN
Miami-Dade County School Board (credit				7.00%, 06/01/2028	1,000		1,052
support from ASSURED GTY)				Indiana Finance Authority
5.25%, 05/01/2028	2,000	2,308		5.00%, 10/01/2041	1,000		1,108
West Villages Improvement District				5.38%, 11/01/2032	1,000		1,112
0.00%, 05/01/2037(c)	150	67		5.75%, 08/01/2042	1,500		1,483
		$6,626		Indiana Municipal Power Agency
				6.00%, 01/01/2039	1,000		1,198
Georgia - 0.45%							$5,953
City of Atlanta GA Water & Wastewater
Revenue				Iowa- 1.23%
6.00%, 11/01/2027	1,000	1,230		City of Altoona IA (credit support from CITY
				APPROP)
				5.75%, 06/01/2031	1,200		1,308
Idaho- 1.29%				Iowa Finance Authority
Idaho Health Facilities Authority				4.75%, 08/01/2042	2,000		2,032
6.65%, 02/15/2021	2,000	2,775					$3,340
Idaho Housing & Finance Association
5.85%, 07/01/2036	665	695		Kansas - 0.72%
		$3,470		County of Sedgwick KS/County of Shawnee
				KS (credit support from GNMA/FNMA)
Illinois - 8.05%				5.65%, 06/01/2037	725		773
City of Chicago IL				Kansas Development Finance Authority
7.13%, 03/15/2022	500	506		5.50%, 11/15/2029	1,000		1,173
7.46%, 02/15/2026	250	200					$1,946
City of Chicago IL (credit support from
ASSURED GTY)				Kentucky - 2.31%
5.25%, 01/01/2025	2,000	2,250		Kentucky Economic Development Finance
City of Chicago IL O'Hare International				Authority
Airport Revenue				5.38%, 08/15/2024	1,000		1,149
5.00%, 01/01/2032	1,000	1,126		5.63%, 08/15/2027	1,000		1,159
City of Chicago IL O'Hare International				Kentucky Economic Development Finance
Airport Revenue (credit support from AGM)				Authority (credit support from ASSURED
5.75%, 01/01/2020	1,000	1,038		GTY)
City of Chicago IL Wastewater Transmission				6.00%, 12/01/2033	1,000		1,113
Revenue (credit support from BHAC)				Kentucky State Property & Building
5.50%, 01/01/2038	1,000	1,144		Commission (credit support from ASSURED
City of United City of Yorkville IL				GTY)
5.75%, 03/01/2028	500	508		5.25%, 02/01/2025	1,000		1,168
6.00%, 03/01/2036	400	383		Paducah Electric Plant Board (credit support
Huntley Special Service Area No 10/IL (credit				from ASSURED GTY)
support from ASSURED GTY)				5.25%, 10/01/2035	1,500		1,670
5.10%, 03/01/2029	1,000	1,069					$6,259
Illinois Finance Authority				Louisiana - 2.37%
5.38%, 08/15/2024	500	584		Lafayette Public Trust Financing
5.50%, 08/01/2037	1,000	1,096		Authority (credit support from AGM)
5.75%, 08/15/2030	1,000	1,173		5.25%, 10/01/2030	1,000		1,141
5.75%, 11/15/2037	1,500	1,656		Louisiana Local Government Environmental
6.00%, 05/15/2025	500	457		Facilities & Community Development
6.00%, 03/01/2038	1,000	1,143		Authority
6.25%, 11/15/2035	1,000	1,166		3.75%, 12/01/2026	1,820		1,791
6.50%, 11/01/2038	1,000	1,205		Louisiana Local Government Environmental
7.00%, 02/15/2018	550	637		Facilities & Community Development
7.25%, 11/01/2038	1,000	1,253		Authority (credit support from AGM)
Illinois State Toll Highway Authority				3.75%, 11/01/2042	950		945
5.25%, 01/01/2030	1,000	1,140		Louisiana Public Facilities Authority (credit
Metropolitan Pier & Exposition				support from FNMA)
Authority (credit support from AGM)				0.00%, 12/01/2019(c)	1,500		1,340
5.50%, 06/15/2050	1,000	1,135

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
Louisiana (continued)				Nebraska (continued)
New Orleans Aviation Board (credit support				University of Nebraska
from ASSURED GTY)				5.25%, 07/01/2039	$1,000		$1,146
6.00%, 01/01/2023	$1,000	$1,190					$3,467
		$6,407		Nevada - 0.85%
Maryland - 1.24%				County of Clark NV
Maryland Community Development				5.13%, 07/01/2034	1,000		1,125
Administration				State of Nevada
5.05%, 09/01/2032	1,000	1,044		5.00%, 06/01/2022	1,000		1,166
Maryland Economic Development Corp							$2,291
5.75%, 06/01/2035	545	622
Maryland Health & Higher Educational				New Hampshire - 0.41%
Facilities Authority				City of Manchester NH General Airport
5.00%, 06/01/2047	1,000	1,088		Revenue (credit support from AGM)
6.00%, 07/01/2041	500	591		5.13%, 01/01/2030	1,000		1,106
		$3,345
				New Jersey - 1.33%
Massachusetts - 4.37%				New Jersey Economic Development
Massachusetts Bay Transportation Authority
5.25%, 07/01/2028	2,000	2,634		Authority
				5.00%, 09/01/2034	1,000		1,121
Massachusetts Development Finance Agency				5.75%, 04/01/2031	1,000		1,104
5.75%, 12/01/2042	1,000	1,216
6.38%, 07/01/2029	500	500		5.75%, 06/01/2031	550		622
				New Jersey Housing & Mortgage Finance
Massachusetts Educational Financing				Agency
Authority
4.90%, 07/01/2028	5,000	5,167		6.38%, 10/01/2028	700		755
Massachusetts Health & Educational Facilities							$3,602
Authority (credit support from GO OF UNIV)				New Mexico - 0.60%
5.00%, 07/01/2038	1,000	1,148		New Mexico Hospital Equipment Loan
Massachusetts State College Building				Council
Authority				5.00%, 08/01/2039	1,500		1,626
5.50%, 05/01/2039	1,000	1,181
		$11,846		New York - 8.74%
Michigan - 1.24%				Brooklyn Arena Local Development Corp
City of Detroit MI Sewage Disposal System				6.38%, 07/15/2043	200		237
Revenue (credit support from AGM)				Hudson Yards Infrastructure Corp
7.00%, 07/01/2027	1,500	1,849		5.75%, 02/15/2047	2,500		2,983
Kent Hospital Finance Authority				Metropolitan Transportation Authority
5.50%, 01/15/2047	500	544		4.00%, 11/15/2038	1,000		1,039
Lansing Board of Water & Light				5.25%, 11/15/2030	1,500		1,764
5.00%, 07/01/2037	850	975		New York City Industrial Development
		$3,368		Agency (credit support from ASSURED
				GTY)
Minnesota - 0.95%				6.13%, 01/01/2029	1,000		1,172
City of Minneapolis MN				New York City Municipal Water Finance
6.75%, 11/15/2032	500	608		Authority
City of Minneapolis MN (credit support from				5.00%, 06/15/2044	2,000		2,268
ASSURED GTY)				New York City Transitional Finance Authority
6.50%, 11/15/2038	1,000	1,228		Building Aid Revenue (credit support from ST
St Paul Port Authority				AID WITHHLDG)
4.50%, 10/01/2037	750	759		5.25%, 01/15/2039	2,000		2,245
		$2,595		New York Liberty Development Corp
Missouri - 1.44%				5.00%, 11/15/2031	1,000		1,147
Cape Girardeau County Industrial				5.00%, 09/15/2040	1,000		1,142
Development Authority				5.25%, 10/01/2035	2,450		2,912
5.50%, 06/01/2034	1,000	1,024		New York State Dormitory Authority
5.63%, 06/01/2027	160	160		3.75%, 09/01/2032	550		554
Missouri Development Finance Board				New York State Dormitory Authority (credit
4.00%, 06/01/2037	2,000	2,023		support from ASSURED GTY ST AID
St Louis County Industrial Development				WITHHLDG)
Authority				5.00%, 10/01/2023	2,000		2,355
5.00%, 09/01/2042	700	688		New York State Thruway Authority
		$3,895		5.00%, 03/15/2026	1,480		1,762
				Tompkins County Development Corp
Nebraska - 1.28%				5.00%, 07/01/2032	2,000		2,118
Municipal Energy Agency of Nebraska (credit							$23,698
support from BHAC)
5.13%, 04/01/2029	1,000	1,166
Omaha Public Power District
5.50%, 02/01/2039	1,000	1,155

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2013 (unaudited)

	Principal				Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value(000	's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value	(000	's)
North Carolina - 0.44%				South Carolina (continued)
City of Raleigh NC Combined Enterprise				South Carolina Jobs-Economic Development
System Revenue				Authority (credit support from ASSURED
5.00%, 03/01/2031	$1,000	$1,185		GTY)
				5.38%, 02/01/2029	$1,000		$1,119
Ohio- 2.73%							$2,122
County of Adams OH				Tennessee - 0.34%
6.25%, 09/01/2020	900	803		Chattanooga Health Educational & Housing
County of Montgomery OH				Facility Board
6.25%, 11/15/2033	1,310	1,448		5.50%, 10/01/2020	375		392
Ohio Air Quality Development Authority				Shelby County Health Educational & Housing
5.63%, 06/01/2018	1,000	1,171		Facilities Board
6.75%, 06/01/2024	2,000	2,076		5.63%, 09/01/2026	500		508
Ohio Higher Educational Facility							$900
Commission
6.75%, 01/15/2039	1,000	1,122		Texas- 6.23%
Ohio Housing Finance Agency (credit support				Capital Area Cultural Education Facilities
from GNMA/FNMA/FHLMC COLL)				Finance Corp
5.20%, 09/01/2029	695	765		6.13%, 04/01/2045	1,000		1,135
		$7,385		County of Harris TX
				5.00%, 08/15/2032	1,500		1,742
Oklahoma - 0.01%				Dallas County Flood Control District No 1
Oklahoma Housing Finance Agency (credit				6.75%, 04/01/2016	170		171
support from GNMA COLL)				Fort Bend County Industrial Development
8.00%, 08/01/2018	30	31		Corp
				4.75%, 11/01/2042	1,000		1,028
Oregon - 2.18%				Harris County Industrial Development Corp
Oregon Health & Science University				5.00%, 02/01/2023	400		446
4.00%, 07/01/2031	2,000	2,124		McLennan County Public Facility Corp
Oregon State Department of Administrative				6.63%, 06/01/2035	985		1,071
Services				North Texas Health Facilities Development
5.25%, 04/01/2026	1,500	1,770		Corp (credit support from AGM)
State of Oregon Housing & Community				5.00%, 09/01/2024	1,000		1,098
Services Department (credit support from				5.00%, 09/01/2032	1,000		1,066
GNMA/FNMA/FHLMC FHA INS)				North Texas Tollway Authority
4.13%, 07/01/2043	2,000	2,019		5.63%, 01/01/2033	1,000		1,144
		$5,913		5.75%, 01/01/2033	1,000		1,116
				Sea Breeze Public Facility Corp
Pennsylvania - 4.11%				6.50%, 01/01/2046	100		102
City of Scranton PA				Tarrant County Cultural Education Facilities
7.25%, 09/01/2023	600	583		Finance Corp (credit support from ASSURED
8.50%, 09/01/2022	700	679		GTY)
County of Allegheny PA				6.25%, 07/01/2028	1,000		1,195
5.00%, 12/01/2034	4,500	5,061		Texas A&M University
County of Lehigh PA				5.00%, 05/15/2027	1,000		1,176
3.70%, 07/01/2033	1,400	1,384		Texas Municipal Gas Acquisition & Supply
Pennsylvania Economic Development				Corp III
Financing Authority				5.00%, 12/15/2032	3,000		3,248
6.00%, 06/01/2031	500	500		Texas Transportation Commission
Pennsylvania Turnpike Commission				5.00%, 04/01/2020	1,000		1,133
0.00%, 12/01/2028(c),(e)	800	794					$16,871
0.00%, 12/01/2034(c),(e)	500	491
Pennsylvania Turnpike Commission (credit				Utah- 0.56%
support from ASSURED GTY)				Utah Housing Corp
5.00%, 06/01/2039	1,500	1,646		5.25%, 01/01/2039	500		510
		$11,138		5.75%, 07/01/2036	940		1,001
							$1,511
Puerto Rico - 1.12%
Puerto Rico Sales Tax Financing Corp				Vermont - 0.19%
5.25%, 08/01/2041	1,350	1,424		Vermont Student Assistance Corp
5.38%, 08/01/2039	700	742		5.10%, 06/15/2032	500		519
5.50%, 08/01/2042	800	853
		$3,019		Virgin Islands - 0.26%
				Virgin Islands Public Finance Authority
South Carolina - 0.78%				5.00%, 10/01/2025	650		709
South Carolina Jobs-Economic Development
Authority (credit support from AMBAC)
5.20%, 11/01/2027	1,000	1,003		Virginia - 3.90%
				Fairfax County Industrial Development
				Authority
				5.00%, 05/15/2035(b)	700		805

See accompanying notes

Schedule of Investments
Tax-Exempt Bond Fund
January 31, 2013 (unaudited)

			(c) Non-Income Producing Security
			(d)	Security exempt from registration under Rule 144A of the Securities Act of
	Principal		1933. These securities may be resold in transactions exempt from
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	registration, normally to qualified institutional buyers. Unless otherwise
Virginia (continued)			indicated, these securities are not considered illiquid. At the end of the
Fairfax County Industrial Development			period, the value of these securities totaled $549 or 0.20% of net assets.
Authority (continued)			(e) Variable Rate. Rate shown is in effect at January 31, 2013.
5.00%, 05/15/2040(b)	$3,651	$4,150	(f)	Floating rate securities. The interest rate(s) shown reflect the rates in
Virginia Small Business Financing Authority			effect at January 31, 2013
5.50%, 01/01/2042	4,000	4,368
Washington County Industrial Development
Authority/VA			Portfolio Summary (unaudited)
7.50%, 07/01/2029	750	920	Sector	Percent
White Oak Village Shops Community
Development Authority			Revenue Bonds	65.75%
			Insured	25.61%
5.30%, 03/01/2017	300	322	General Obligation Unltd	7.29%
		$10,565	Prerefunded	2.27%
Washington - 2.96%			Special Assessment	0.56%
FYI Properties			Tax Allocation	0.45%
5.50%, 06/01/2039	1,000	1,128	General Obligation Ltd	0.43%
State of Washington			Special Tax	0.42%
6.40%, 06/01/2017	3,000	3,457	Certificate Participation	0.26%
Washington Health Care Facilities Authority			Government	0.24%
7.38%, 03/01/2038	1,000	1,216	Liability For Floating Rate Notes Issued	(4.14)%
Washington Health Care Facilities			Other Assets in Excess of Liabilities, Net	0.86%
Authority (credit support from AGM)			TOTAL NET ASSETS	100.00%
5.50%, 08/15/2038	1,000	1,099
Washington Higher Education Facilities
Authority
5.63%, 10/01/2040	1,000	1,089
		$7,989
West Virginia - 0.61%
County of Ohio WV
5.85%, 06/01/2034	250	259
West Virginia Hospital Finance Authority
5.50%, 06/01/2034	1,250	1,393
		$1,652
Wisconsin - 3.46%
City of Superior WI (credit support from GO
OF CORP)
5.38%, 11/01/2021	750	827
County of Milwaukee WI Airport
Revenue (credit support from AGM)
5.25%, 12/01/2025	4,000	4,289
Public Finance Authority
6.00%, 07/15/2042	500	512
State of Wisconsin (credit support from ST
APPROP)
5.38%, 05/01/2025	1,000	1,202
Wisconsin Health & Educational Facilities
Authority
5.00%, 10/01/2033	1,000	1,110
6.38%, 02/15/2029	500	589
6.63%, 02/15/2039	720	847
		$9,376
TOTAL MUNICIPAL BONDS		$278,985
Total Investments		$279,631
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (4.14)%
Notes with an interest rate of 0.11% at January	$(11,211)	$(11,211)
31, 2013 and contractual maturity of collateral
from 2016-2020.(f)
Total Net Investments		$268,420
Other Assets in Excess of Liabilities, Net - 0.86%		$2,332
TOTAL NET ASSETS - 100.00%		$270,752

(a)	Fair value is determined in accordance with procedures established in good faith by the Board of Directors. At the end of the period, the fair value of these securities totaled $646 or 0.24% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.

See accompanying notes

Schedule of Investments
January 31, 2013 (unaudited)

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Renminbi
COP	Colombian Peso
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
PLN	Polish Zloty
RUB	Russian Rouble
SEK	Swedish Krona
USD	United States Dollar
ZAR	South African Rand

See accompanying notes

At January 31, 2013, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the
Funds were as follows (amounts in thousands):

	Unrealized	Unrealized	Net Unrealized Appreciation	Cost for federal income tax
	Appreciation	(Depreciation)	(Depreciation)	purposes
Bond & Mortgage Securities Fund	$66,428	$(18,106)	$48,322	$2,490,286
California Municipal Fund	20,915	(1,487)	19,428	215,261
Core Plus Bond Fund I	158,862	(11,627)	147,235	3,632,918
Diversified International Fund	638,561	(43,098)	595,463	3,323,513
Equity Income Fund	1,098,550	(74,836)	1,023,714	3,586,048
Global Diversified Income Fund	404,529	(54,602)	349,927	6,102,679
Global Real Estate Securities Fund	117,634	(4,908)	112,726	1,116,755
Government & High Quality Bond Fund	68,801	(10,280)	58,521	1,900,935
High Yield Fund	227,273	(77,992)	149,281	3,870,741
High Yield Fund I	68,004	(11,598)	56,406	1,312,941
Income Fund	159,690	(16,876)	142,814	2,291,663
Inflation Protection Fund	36,467	(10,420)	26,047	760,390
International Emerging Markets Fund	252,110	(49,864)	202,246	1,453,209
International Fund I	168,100	(30,381)	137,719	1,046,172
LargeCap Blend Fund II	202,945	(13,322)	189,623	891,859
LargeCap Growth Fund	593,797	(17,645)	576,152	1,946,618
LargeCap Growth Fund I	1,005,111	(92,108)	913,003	4,560,958
LargeCap Growth Fund II	196,227	(11,636)	184,591	1,034,191
LargeCap S&P 500 Index Fund	781,494	(120,291)	661,203	2,343,075
LargeCap Value Fund	324,004	(9,725)	314,279	1,689,172
LargeCap Value Fund I	313,543	(57,487)	256,056	2,099,360
LargeCap Value Fund III	105,948	(11,395)	94,553	678,597
MidCap Blend Fund	881,735	(35,633)	846,102	3,604,242
MidCap Growth Fund	14,450	(524)	13,926	88,024
MidCap Growth Fund III	242,199	(28,706)	213,493	1,272,376
MidCap S&P 400 Index Fund	158,792	(36,750)	122,042	554,774
MidCap Value Fund I	261,824	(20,635)	241,189	1,560,686
MidCap Value Fund III	20,787	(1,013)	19,774	92,979
Money Market Fund	—	—	—	1,130,521
Overseas Fund	294,971	(75,432)	219,539	1,592,908
Principal Capital Appreciation Fund	678,589	(26,543)	652,046	1,225,388
Principal LifeTime 2010 Fund	154,894	(52,249)	102,645	1,603,199
Principal LifeTime 2015 Fund	131,423	(2,050)	129,373	736,312
Principal LifeTime 2020 Fund	708,244	(180,730)	527,514	5,285,456
Principal LifeTime 2025 Fund	180,573	(3,864)	176,709	963,606
Principal LifeTime 2030 Fund	732,766	(153,686)	579,080	4,913,086
Principal LifeTime 2035 Fund	128,940	(2,435)	126,505	641,784
Principal LifeTime 2040 Fund	514,253	(111,829)	402,424	2,993,855
Principal LifeTime 2045 Fund	64,006	(1,163)	62,843	340,228
Principal LifeTime 2050 Fund	231,857	(47,535)	184,322	1,338,825
Principal LifeTime 2055 Fund	9,895	(222)	9,673	66,629
Principal LifeTime Strategic Income Fund	56,352	(6,918)	49,434	749,954
Real Estate Securities Fund	436,004	(3,498)	432,506	1,182,190
SAM Balanced Portfolio	604,402	(4,096)	600,306	3,413,796
SAM Conservative Balanced Portfolio	141,225	(971)	140,254	1,152,760
SAM Conservative Growth Portfolio	454,929	(4,762)	450,167	2,223,482
SAM Flexible Income Portfolio	139,232	(1,841)	137,391	1,455,781
SAM Strategic Growth Portfolio	308,263	(4,761)	303,502	1,355,478
Short-Term Income Fund	36,460	(2,546)	33,914	1,602,331
SmallCap Blend Fund	60,769	(5,813)	54,956	335,045
SmallCap Growth Fund I	268,783	(39,177)	229,606	1,326,875
SmallCap Growth Fund II	33,232	(4,850)	28,382	122,807
SmallCap S&P 600 Index Fund	139,545	(42,873)	96,672	509,163
SmallCap Value Fund II	211,876	(72,415)	139,461	1,053,627
Tax-Exempt Bond Fund	27,035	(975)	26,060	242,371

Security Valuation. Principal LifeTime 2010 Fund, Principal LifeTime 2015 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2025 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2035 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2045 Fund, Principal LifeTime 2050 Fund, Principal LifeTime 2055 Fund, and Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”) along with SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) invest in Institutional Class shares of other series of Principal Funds, Inc. (the "Underlying Funds"). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Bond & Mortgage Securities Fund, California Municipal Fund, Core Plus Bond Fund I, Diversified International Fund, Equity Income Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Blend Fund II, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap Growth Fund II, LargeCap S&P 500 Index Fund, LargeCap Value Fund, LargeCap Value Fund I, LargeCap Value Fund III, MidCap Blend Fund, MidCap Growth Fund, MidCap Growth Fund III, MidCap S&P 400 Index Fund, MidCap Value Fund I, MidCap Value Fund III, Money Market Fund, Overseas Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Blend Fund, SmallCap Growth Fund I, SmallCap Growth Fund II, SmallCap S&P 600 Index Fund, SmallCap Value Fund II, and Tax-Exempt Bond Fund (known as the "Funds") (with the exception of Money Market Fund, Principal LifeTime Funds, and the SAM Portfolios) value securities for which market quotations are readily available at market value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use electronic modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Management Corporation (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Short-term securities purchased with less than 60 days until maturity are valued at amortized cost, which approximates market. Money Market Fund values its securities, other than holdings of other mutual funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Other mutual funds are valued at the funds’ net asset value. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds use various valuation approaches, including market, income and/or cost approaches. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

ÏLevel 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

ÏLevel 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

ÏLevel 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a fixed income security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data. Below is a table which provides quantitative information about funds with a significant Level 3 balance at the end of the period and the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

		Fair Value at		Unobservable
Fund	Asset Type	01/31/2013	Valuation Technique	input	Input Values(s)
High Yield
Fund	Bonds	$1,157	Benchmark Pricing	Base Price	0.00 - 7.50
	Bonds	17,086	Indicative Market Quotations	Broker Quote	0.52 - 134.42
	Bonds	23,278	Third Party Vendor	Broker Quote	98.75 - 104.00
	Convertible Bonds	3,632	Benchmark Pricing	Base Price	1.03 - 1.29
	Common Stock -
	Consumer,Cyclical	—	Benchmark Pricing	Base Price	0.00
	Common Stock -
	Communications	—	Benchmark Pricing	Base Price	0.00

		45,153

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.)

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a Valuation Committee of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets monthly and reports directly to the Board of Directors. The Pricing Group who reports to the Valuation Committee relies on the established Pricing Policies to determine fair valuation. Included in the Pricing Policies is an overview of the approved valuation technique established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The beginning of the period timing recognition is being adopted for the significant transfers between levels of each Fund’s assets and liabilities. There were no significant transfers into or out of Level 3 and the table below includes amounts that were transferred from Level 1 to 2 at January 31, 2013 due to the use of fair value pricing for thinly traded securities.

SmallCap Value Fund II	$9,874

The following is a summary of the inputs used as of January 31, 2013 in valuing the Funds' securities carried at value (amounts shown in thousands):

		Level 2 - Other Significant Observable Inputs
Level 1 - Quoted Prices			Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)
Fund

Bond & Mortgage Securities Fund
Bonds	$—	$1,360,373	$14,315	$1,374,688
Common Stocks*	—	—	—	—
Repurchase Agreements	—	133,071	—	133,071
Senior Floating Rate Interests	—	42,345	—	42,345
U.S. Government & Government Agency Obligations	—	988,504	—	988,504
Total investments in securities $	—	$2,524,293	$14,315	$2,538,608
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$175	$—	$175
Interest Rate Contracts**
Interest Rate Swaps	$—	$732	$—	$732
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(306)	$—	$(306)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(139)	$—	$(139)

California Municipal Fund
Investment Companies	$3,000	$—	$—	$3,000
Municipal Bonds	—	243,262	—	243,262
Total investments in securities $	3,000	$243,262	$—	$246,262

Core Plus Bond Fund I
Bonds	$—	$1,282,276	$16,539	$1,298,815
Commercial Paper	—	2,078	—	2,078
Convertible Preferred Stocks *	7,487	—	—	7,487
Municipal Bonds	—	161,705	—	161,705
Preferred Stocks
Financial	—	10,410	—	10,410
Senior Floating Rate Interests	—	1,904	—	1,904
U.S. Government & Government Agency Obligations	—	2,297,754	—	2,297,754
Total investments in securities $	7,487	$3,756,127	$16,539	$3,780,153
Assets
Credit Contracts**
Credit Default Swaps	$—	$4,579	$—	$4,579
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$4,895	$—	$4,895
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$466	$—	$466
Futures	$214	$—	$—	$214
Interest Rate Swaps	$—	$1,013	$—	$1,013
Interest Rate Swaptions	$—	$1	$—	$1
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(416)	$—	$(416)
Exchange Cleared Credit Default Swaps	$—	$(2,296)	$—	$(2,296)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(16,272)	$—	$(16,272)
Options	$—	$(37)	$—	$(37)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(371)	$—	$(371)
Futures	$(4,714)	$—	$—	$(4,714)
Interest Rate Floor	$—	$(20)	$—	$(20)
Interest Rate Swaps	$—	$(531)	$—	$(531)
Interest Rate Swaptions	$—	$(1,273)	$—	$(1,273)

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Diversified International Fund
Common Stocks
Basic Materials		$118,396	$287,115	$—	$405,511
Communications		29,923	181,610	—	211,533
Consumer, Cyclical		48,254	489,647	—	537,901
Consumer, Non-cyclical		55,473	561,703	—	617,176
Diversified		8,003	13,845	—	21,848
Energy		120,393	258,012	—	378,405
Financial		107,167	859,920	—	967,087
Industrial		59,429	341,214	—	400,643
Technology		—	200,760	—	200,760
Utilities		5,361	52,999	—	58,360
Preferred Stocks
Basic Materials		—	16,044	—	16,044
Consumer, Cyclical		—	37,928	—	37,928
Financial		—	18,528	—	18,528
Repurchase Agreements		—	47,252	—	47,252
	Total investments in securities $	552,399	$3,366,577	$—	$3,918,976

Equity Income Fund
Common Stocks*		$4,501,238	$—	$—	$4,501,238
Repurchase Agreements		—	108,524	—	108,524
	Total investments in securities $	4,501,238	$108,524	$—	$4,609,762

Global Diversified Income Fund
Bonds		$—	$3,726,546	$32,141	$3,758,687
Common Stocks
Basic Materials		10,806	7,578	—	18,384
Communications		172,322	14,746	3,505	190,573
Consumer, Cyclical		13,379	26,819	—	40,198
Consumer, Non-cyclical		57,966	15,777	—	73,743
Diversified		—	4,862	—	4,862
Energy		475,510	19,725	—	495,235
Exchange Traded Funds		194	—	—	194
Financial		174,518	185,120	—	359,638
Industrial		31,524	27,007	—	58,531
Technology		23,396	6,327	—	29,723
Utilities		329,940	17,145	—	347,085
Convertible Bonds		—	65	—	65
Convertible Preferred Stocks *		3,931	—	—	3,931
Credit Linked Structured Notes		—	22,949	9,736	32,685
Preferred Stocks
Communications		34,069	—	—	34,069
Consumer, Cyclical		—	1,983	—	1,983
Financial		248,069	57,579	3,117	308,765
Government		—	10,237	—	10,237
Industrial		1,036	—	—	1,036
Utilities		18,954	1,245	—	20,199
Repurchase Agreements		—	203,980	—	203,980
Senior Floating Rate Interests		—	458,803	—	458,803
	Total investments in securities $	1,595,614	$4,808,493	$48,499	$6,452,606
Assets
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$1,924	$—	$1,924
Liabilities
Equity Contracts**
Options		$(15,726)	$—	$—	$(15,726)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(1,595)	$—	$(1,595)

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical		$—	$20,247	$—	$20,247
Diversified		—	21,623	—	21,623
Financial		647,834	539,777	—	1,187,611
	Total investments in securities $	647,834	$581,647	$—	$1,229,481

Government & High Quality Bond Fund
Bonds		$—	$603,598	$15,087	$618,685
Repurchase Agreements		—	24,703	—	24,703
U.S. Government & Government Agency Obligations		—	1,316,068	—	1,316,068
	Total investments in securities $	—	$1,944,369	$15,087	$1,959,456

High Yield Fund
Bonds		$—	$3,419,520	$41,521	$3,461,041
Common Stocks*		9,679	—	—	9,679
Convertible Bonds		—	—	3,632	3,632
Preferred Stocks
Financial		—	23,423	—	23,423
Repurchase Agreements		—	86,640	—	86,640
Senior Floating Rate Interests		—	435,607	—	435,607
	Total investments in securities $	9,679	$3,965,190	$45,153	$4,020,022

High Yield Fund I
Bonds		$—	$1,177,024	$3,071	$1,180,095
Common Stocks
Basic Materials		113	—	1,290	1,403
Consumer, Cyclical		1,544	—	53	1,597
Consumer, Non-cyclical		—	—	—	—
Financial		696	—	186	882
Industrial		260	—	179	439
Technology		482	—	—	482
Utilities		2,065	—	—	2,065
Convertible Bonds		—	429	154	583
Convertible Preferred Stocks *		1,683	—	—	1,683
Preferred Stocks
Consumer, Non-cyclical		—	—	—	—
Financial		562	7,013	—	7,575
Industrial		—	—	—	—
Repurchase Agreements		—	38,229	—	38,229
Senior Floating Rate Interests		—	134,314	—	134,314
	Total investments in securities $	7,405	$1,357,009	$4,933	$1,369,347

Income Fund
Bonds		$—	$1,637,458	$10,692	$1,648,150
Common Stocks
Financial		—	—	5	5
Industrial		—	—	—	—
Convertible Bonds		—	12,178	—	12,178
Repurchase Agreements		—	111,120	—	111,120
Senior Floating Rate Interests		—	15,632	—	15,632
U.S. Government & Government Agency Obligations		—	647,392	—	647,392
	Total investments in securities $	—	$2,423,780	$10,697	$2,434,477

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Inflation Protection Fund
Bonds		$—	$50,655	$—	$50,655
U.S. Government & Government Agency Obligations		—	735,782	—	735,782
	Total investments in securities $	—	$786,437	$—	$786,437
Assets
Interest Rate Contracts**
Futures		$1,577	$—	$—	$1,577
Interest Rate Swaps		$—	$662	$—	$662
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(694)	$—	$(694)
Interest Rate Contracts**
Futures		$(415)	$—	$—	$(415)

International Emerging Markets Fund
Common Stocks
Basic Materials		$81,470	$85,824	$—	$167,294
Communications		33,255	86,805	—	120,060
Consumer, Cyclical		16,132	111,283	—	127,415
Consumer, Non-cyclical		113,935	38,246	—	152,181
Diversified		13,287	27,823	—	41,110
Energy		96,872	117,147	—	214,019
Financial		96,634	297,682	—	394,316
Industrial		13,816	106,887	—	120,703
Technology		—	189,527	—	189,527
Utilities		7,371	33,620	—	40,991
Preferred Stocks
Basic Materials		—	25,648	—	25,648
Consumer, Cyclical		—	3,540	—	3,540
Financial		—	38,504	—	38,504
Repurchase Agreements		—	20,147	—	20,147
	Total investments in securities $	472,772	$1,182,683	$—	$1,655,455

International Fund I
Common Stocks
Basic Materials		$—	$103,577	$—	$103,577
Communications		13,797	68,758	—	82,555
Consumer, Cyclical		—	133,645	—	133,645
Consumer, Non-cyclical		1,127	232,869	—	233,996
Diversified		13,797	17,371	—	31,168
Energy		11,019	82,537	—	93,556
Financial		22,543	260,822	—	283,365
Industrial		111	117,135	—	117,246
Technology		12,186	37,940	—	50,126
Utilities		—	28,349	—	28,349
Preferred Stocks
Communications		—	1,245	—	1,245
Consumer, Cyclical		—	3,740	—	3,740
Consumer, Non-cyclical		—	305	—	305
Utilities		—	36	—	36
Repurchase Agreements		—	20,982	—	20,982
	Total investments in securities $	74,580	$1,109,311	$—	$1,183,891
Assets
Equity Contracts**
Futures		$1,494	$—	$—	$1,494

LargeCap Blend Fund II
Common Stocks*		$1,049,582	$—	$—	$1,049,582
Repurchase Agreements		—	31,900	—	31,900
	Total investments in securities $	1,049,582	$31,900	$—	$1,081,482
Assets
Equity Contracts**
Futures		$964	$—	$—	$964

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

LargeCap Growth Fund
Common Stocks*		$2,458,619	$—	$—	$2,458,619
Repurchase Agreements		—	64,151	—	64,151
	Total investments in securities $	2,458,619	$64,151	$—	$2,522,770

LargeCap Growth Fund I
Common Stocks*		$5,295,334	$—	$—	$5,295,334
Repurchase Agreements		—	178,627	—	178,627
	Total investments in securities $	5,295,334	$178,627	$—	$5,473,961
Assets
Equity Contracts**
Futures		$5,105	$—	$—	$5,105

LargeCap Growth Fund II
Common Stocks*		$1,187,765	$—	$—	$1,187,765
Repurchase Agreements		—	31,017	—	31,017
	Total investments in securities $	1,187,765	$31,017	$—	$1,218,782
Assets
Equity Contracts**
Futures		$1,184	$—	$—	$1,184

LargeCap S&P 500 Index Fund
Common Stocks*		$2,911,226	$—	$—	$2,911,226
Repurchase Agreements		—	93,052	—	93,052
	Total investments in securities $	2,911,226	$93,052	$—	$3,004,278
Assets
Equity Contracts**
Futures		$3,298	$—	$—	$3,298

LargeCap Value Fund
Common Stocks*		$1,981,504	$—	$—	$1,981,504
Repurchase Agreements		—	21,947	—	21,947
	Total investments in securities $	1,981,504	$21,947	$—	$2,003,451
Assets
Equity Contracts**
Futures		$527	$—	$—	$527

LargeCap Value Fund I
Common Stocks*		$2,280,101	$—	$—	$2,280,101
Repurchase Agreements		—	75,315	—	75,315
	Total investments in securities $	2,280,101	$75,315	$—	$2,355,416
Assets
Equity Contracts**
Futures		$2,747	$—	$—	$2,747

LargeCap Value Fund III
Common Stocks*		$746,609	$—	$—	$746,609
Repurchase Agreements		—	26,541	—	26,541
	Total investments in securities $	746,609	$26,541	$—	$773,150
Assets
Equity Contracts**
Futures		$1,091	$—	$—	$1,091

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

MidCap Blend Fund
Common Stocks
Basic Materials		$142,934	$—	$—	$142,934
Communications		884,526	—	—	884,526
Consumer, Cyclical		622,454	—	—	622,454
Consumer, Non-cyclical		668,281	25,759	—	694,040
Diversified		73,791	—	—	73,791
Energy		353,133	—	—	353,133
Financial		1,174,922	—	—	1,174,922
Industrial		220,954	—	—	220,954
Technology		179,508	—	—	179,508
Utilities		75,421	—	—	75,421
Repurchase Agreements		—	28,661	—	28,661
	Total investments in securities $	4,395,924	$54,420	$—	$4,450,344

MidCap Growth Fund
Common Stocks*		$100,034	$—	$—	$100,034
Repurchase Agreements		—	1,916	—	1,916
	Total investments in securities $	100,034	$1,916	$—	$101,950

MidCap Growth Fund III
Common Stocks*		$1,444,103	$—	$—	$1,444,103
Repurchase Agreements		—	41,766	—	41,766
	Total investments in securities $	1,444,103	$41,766	$—	$1,485,869
Assets
Equity Contracts**
Futures		$1,619	$—	$—	$1,619

MidCap S&P 400 Index Fund
Common Stocks*		$657,722	$—	$—	$657,722
Repurchase Agreements		—	19,094	—	19,094
	Total investments in securities $	657,722	$19,094	$—	$676,816
Assets
Equity Contracts**
Futures		$402	$—	$—	$402

MidCap Value Fund I
Common Stocks*		$1,745,416	$—	$—	$1,745,416
Repurchase Agreements		—	56,459	—	56,459
	Total investments in securities $	1,745,416	$56,459	$—	$1,801,875
Assets
Equity Contracts**
Futures		$2,938	$—	$—	$2,938

MidCap Value Fund III
Common Stocks*		$103,522	$—	$—	$103,522
Repurchase Agreements		—	9,231	—	9,231
	Total investments in securities $	103,522	$9,231	$—	$112,753
Assets
Equity Contracts**
Futures		$544	$—	$—	$544

Money Market Fund
Bonds		$—	$131,288	$—	$131,288
Certificate of Deposit		—	5,800	—	5,800
Commercial Paper		—	735,723	—	735,723
Investment Companies		52,900	—	—	52,900
Municipal Bonds		—	98,620	—	98,620
Repurchase Agreements		—	106,190	—	106,190
	Total investments in securities $	52,900	$1,077,621	$—	$1,130,521

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Overseas Fund
Common Stocks
Basic Materials		$—	$146,554	$—	$146,554
Communications		—	106,411	—	106,411
Consumer, Cyclical		17,532	170,824	—	188,356
Consumer, Non-cyclical		29,348	276,047	—	305,395
Diversified		—	6,474	—	6,474
Energy		24,137	173,124	—	197,261
Financial		—	425,404	—	425,404
Industrial		19,736	269,206	—	288,942
Technology		—	47,459	—	47,459
Utilities		—	68,253	—	68,253
Preferred Stocks
Consumer, Cyclical		—	986	—	986
Utilities		—	73	—	73
Repurchase Agreements		—	30,879	—	30,879
	Total investments in securities $	90,753	$1,721,694	$—	$1,812,447
Assets
Equity Contracts**
Futures		$2,732	$—	$—	$2,732
Liabilities
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(732)	$—	$(732)

Principal Capital Appreciation Fund
Common Stocks*		$1,839,303	$—	$—	$1,839,303
Repurchase Agreements		—	38,131	—	38,131
	Total investments in securities $	1,839,303	$38,131	$—	$1,877,434

Principal LifeTime 2010 Fund
Investment Companies		$1,705,844	$—	$—	$1,705,844
	Total investments in securities $	1,705,844	$—	$—	$1,705,844

Principal LifeTime 2015 Fund
Investment Companies		$865,685	$—	$—	$865,685
	Total investments in securities $	865,685	$—	$—	$865,685

Principal LifeTime 2020 Fund
Investment Companies		$5,812,970	$—	$—	$5,812,970
	Total investments in securities $	5,812,970	$—	$—	$5,812,970

Principal LifeTime 2025 Fund
Investment Companies		$1,140,315	$—	$—	$1,140,315
	Total investments in securities $	1,140,315	$—	$—	$1,140,315

Principal LifeTime 2030 Fund
Investment Companies		$5,492,166	$—	$—	$5,492,166
	Total investments in securities $	5,492,166	$—	$—	$5,492,166

Principal LifeTime 2035 Fund
Investment Companies		$768,289	$—	$—	$768,289
	Total investments in securities $	768,289	$—	$—	$768,289

Principal LifeTime 2040 Fund
Investment Companies		$3,396,279	$—	$—	$3,396,279
	Total investments in securities $	3,396,279	$—	$—	$3,396,279

Principal LifeTime 2045 Fund
Investment Companies		$403,071	$—	$—	$403,071
	Total investments in securities $	403,071	$—	$—	$403,071

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Principal LifeTime 2050 Fund
Investment Companies		$1,523,147	$—	$—	$1,523,147
	Total investments in securities $	1,523,147	$—	$—	$1,523,147

Principal LifeTime 2055 Fund
Investment Companies		$76,302	$—	$—	$76,302
	Total investments in securities $	76,302	$—	$—	$76,302

Principal LifeTime Strategic Income Fund
Investment Companies		$799,388	$—	$—	$799,388
	Total investments in securities $	799,388	$—	$—	$799,388

Real Estate Securities Fund
Common Stocks*		$1,598,405	$—	$—	$1,598,405
Repurchase Agreements		—	16,291	—	16,291
	Total investments in securities $	1,598,405	$16,291	$—	$1,614,696

SAM Balanced Portfolio
Investment Companies		$4,014,102	$—	$—	$4,014,102
	Total investments in securities $	4,014,102	$—	$—	$4,014,102

SAM Conservative Balanced Portfolio
Investment Companies		$1,293,014	$—	$—	$1,293,014
	Total investments in securities $	1,293,014	$—	$—	$1,293,014

SAM Conservative Growth Portfolio
Investment Companies		$2,673,649	$—	$—	$2,673,649
	Total investments in securities $	2,673,649	$—	$—	$2,673,649

SAM Flexible Income Portfolio
Investment Companies		$1,593,172	$—	$—	$1,593,172
	Total investments in securities $	1,593,172	$—	$—	$1,593,172

SAM Strategic Growth Portfolio
Investment Companies		$1,658,980	$—	$—	$1,658,980
	Total investments in securities $	1,658,980	$—	$—	$1,658,980

Short-Term Income Fund
Bonds		$—	$1,588,740	$5,888	$1,594,628
Repurchase Agreements		—	37,587	—	37,587
U.S. Government & Government Agency Obligations		—	4,030	—	4,030
	Total investments in securities $	—	$1,630,357	$5,888	$1,636,245
Assets
Interest Rate Contracts**
Futures		$660	$—	$—	$660

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

SmallCap Blend Fund
Common Stocks
Basic Materials		$13,233	$—	$—	$13,233
Communications		15,121	—	—	15,121
Consumer, Cyclical		58,036	—	—	58,036
Consumer, Non-cyclical		68,368	33	—	68,401
Diversified		312	—	—	312
Energy		27,146	—	—	27,146
Financial		76,323	—	—	76,323
Industrial		55,992	—	—	55,992
Technology		47,348	—	—	47,348
Utilities		11,898	—	—	11,898
Repurchase Agreements		—	16,191	—	16,191
	Total investments in securities $	373,777	$16,224	$—	$390,001
Assets
Equity Contracts**
Futures		$409	$—	$—	$409

SmallCap Growth Fund I
Common Stocks*		$1,468,828	$—	$—	$1,468,828
Repurchase Agreements		—	87,653	—	87,653
	Total investments in securities $	1,468,828	$87,653	$—	$1,556,481
Assets
Equity Contracts**
Futures		$5,030	$—	$—	$5,030

SmallCap Growth Fund II
Common Stocks*		$147,569	$—	$—	$147,569
Repurchase Agreements		—	3,620	—	3,620
	Total investments in securities $	147,569	$3,620	$—	$151,189
Assets
Equity Contracts**
Futures		$112	$—	$—	$112

SmallCap S&P 600 Index Fund
Common Stocks*		$592,135	$—	$—	$592,135
Repurchase Agreements		—	13,700	—	13,700
	Total investments in securities $	592,135	$13,700	$—	$605,835
Assets
Equity Contracts**
Futures		$192	$—	$—	$192

SmallCap Value Fund II
Common Stocks
Basic Materials		$57,331	$—	$—	$57,331
Communications		40,359	—	—	40,359
Consumer, Cyclical		154,846	11	—	154,857
Consumer, Non-cyclical		173,165	—	43	173,208
Diversified		1,393	—	—	1,393
Energy		71,878	—	—	71,878
Financial		341,556	—	3	341,559
Industrial		172,302	—	11	172,313
Technology		82,947	—	—	82,947
Utilities		30,477	—	—	30,477
Repurchase Agreements		—	66,766	—	66,766
	Total investments in securities $	1,126,254	$66,777	$57	$1,193,088
Assets
Equity Contracts**
Futures		$3,109	$—	$—	$3,109

		Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Totals (Level 1,2,3)

Fund

Tax-Exempt Bond Fund
Bonds		$—	$—	$646	$646
Municipal Bonds		—	278,985	—	278,985
	Total investments in securities $	—	$278,985	$646	$279,631

*For additional detail regarding sector classifications, please see the Schedule of Investments.

**Futures, foreign currency contracts, and swaps are valued at the unrealized appreciation/(depreciation) of the instrument.

The changes in investments measured at fair value for which the Funds' have used level 3 inputs to determine fair value are as follows (amounts shown in thousands):

		Value October 31, 2012	Realized Gain/(Loss)	Accrued Discounts/Premiums and Change in Unrealized Gain/(Loss)	Purchases	Proceeds from Sales	Transfers into Level 3 *	Transfers Out of Level 3 **	Value January 31, 2013	Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at January 31, 2013

Fund
High Yield Fund
Bonds		$32,026	$40	$172	$9,657	$(374)	$-	$-	$41,521	$(48)
Common Stock
Communications		—	—	—	—	—	—	—	—	—
Consumer, Cyclical		—	—	—	—	—	—	—	—	—
Convertible Bonds		3,623	—	9	—	—	—	—	3,632	9
	Total	$35,649	$40	$181	$9,657	$(374)	$-	$-	$45,153	$(39)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading has been halted
2. Securities that have certain restrictions on trading
3. Instances in which a security is not priced by pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to:
1. Securities where trading resumes
2. Securities where trading restrictions have expired
3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above

The Fund’s Schedules of Investments as of January 31, 2013 have not been audited. This report is provided for the general information of the Fund's shareholders. For more information regarding the Fund and its holdings, please see the Fund's prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 03/18/2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Nora M. Everett

Nora M. Everett, President and CEO

Date 03/18/2013

By /s/ Layne A. Rasmussen

Layne A. Rasmussen, Vice President, Controller and Chief Financial Officer

Date 03/18/2013